DFA INVESTMENT DIMENSIONS GROUP INC.
FORM N-Q REPORT
January 31, 2021
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
The Tax-Managed U.S. Marketwide Value Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
P.L.C.	Public Limited Company
SA	Special Assessment
ST	Special Tax
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
SONIO/N	Sterling Overnight Index Average
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
ETM	Escrowed to Maturity
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
NATL-IBC	National Public Finance Guarantee Corporation Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corp.
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
FGIC	Federal Guaranty Insurance Corporation
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
USD	United States Dollar
AUD	Australian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars
DKK	Danish Krone
JPY	Japanese Yen

CONTINUED
Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2021.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$6,400,546,646
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$6,400,546,646
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$5,390,853,341
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,390,853,341
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$14,365,585,179
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$14,365,585,179
Summary of the Portfolio's Master Fund's investments as of January 31, 2021, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
BRAZIL — (4.0%)
	AES Tiete Energia SA	1,546,744	$4,760,604
	AES Tiete Energia SA	681	418
*	Aliansce Sonae Shopping Centers SA	210,548	1,062,478
	Alliar Medicos A Frente SA	266,719	521,115
	Alupar Investimento SA	998,556	4,681,245
#	Ambev SA, ADR	9,590,841	26,758,446
*	Anima Holding SA	315,728	1,934,854
	Arezzo Industria e Comercio SA	261,080	3,367,404
	Atacadao SA	680,305	2,367,403
#*	Azul SA, ADR	490,810	10,773,280
*	B2W Cia Digital	34,100	513,052
	B3 SA - Brasil Bolsa Balcao	3,138,497	34,302,394
#	Banco Bradesco SA, ADR	141,033	640,289
	Banco Bradesco SA	2,447,909	9,681,754
	Banco BTG Pactual SA	354,135	6,152,088
	Banco do Brasil SA	1,819,892	11,262,482
	Banco Santander Brasil SA	723,818	5,193,752
	BB Seguridade Participacoes SA	2,220,688	11,226,419
	BK Brasil Operacao e Assessoria a Restaurantes SA	78,186	137,183
*	BR Malls Participacoes SA	3,917,340	6,837,482
	BR Properties SA	709,294	1,166,730
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	258,703	1,218,950
#*	Braskem SA, Sponsored ADR	475,435	4,217,108
*	BRF SA	2,080,068	8,067,230
	Camil Alimentos SA	501,366	970,404
	CCR SA	7,209,556	15,970,285
	Centrais Eletricas Brasileiras SA	614,000	3,219,589
	Cia Brasileira de Distribuicao, ADR	89,028	1,218,793
	Cia Brasileira de Distribuicao	669,536	9,236,498
	Cia de Locacao das Americas	869,742	4,158,433
	Cia de Saneamento Basico do Estado de Sao Paulo	1,192,104	8,904,721
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	135,741	1,011,270
	Cia de Saneamento de Minas Gerais-COPASA	1,241,811	3,520,212
	Cia de Saneamento do Parana	1,248,558	4,974,698
	Cia de Saneamento do Parana	75,900	65,754
#	Cia Energetica de Minas Gerais, Sponsored ADR	438,669	1,109,833
	Cia Energetica de Minas Gerais	667,760	1,977,137
	Cia Hering	668,276	2,108,134
	Cia Paranaense de Energia	104,686	1,189,135
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	15,529,456
	Cia Siderurgica Nacional SA	690,536	3,836,732
	Cielo SA	5,163,224	3,878,505
*	Cogna Educacao	11,225,297	9,273,375
	Construtora Tenda SA	531,027	2,821,390
*	Cosan Logistica SA	1,114,760	3,834,445
	Cosan SA	687,967	9,437,951
	CSU Cardsystem SA	285,933	793,300
*	CVC Brasil Operadora e Agencia de Viagens SA	522,002	1,816,522
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	185,800	870,354
	Cyrela Commercial Properties SA Empreendimentos e Participacoes	15,734	36,234
	Dimed SA Distribuidora da Medicamentos	50,314	197,434
	Direcional Engenharia SA	866,796	2,203,665
	Duratex SA	2,343,198	8,509,585
*	EcoRodovias Infraestrutura e Logistica SA	1,171,743	2,597,734
	EDP - Energias do Brasil SA	1,942,628	6,848,941

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Embraer SA	158,400	$254,475
#*	Embraer SA, Sponsored ADR	1,195,508	7,675,161
	Enauta Participacoes SA	689,087	1,442,053
	Energisa SA	1,124,500	10,122,021
*	Eneva SA	310,000	3,546,807
	Engie Brasil Energia SA	686,361	5,389,127
	Equatorial Energia SA	3,870,970	15,932,713
	Even Construtora e Incorporadora SA	1,005,019	2,082,998
	Ez Tec Empreendimentos e Participacoes SA	611,759	4,101,202
	Fleury SA	1,422,219	6,825,944
	Fras-Le SA	80,100	152,839
*	Gafisa SA	461,619	382,193
	Gafisa SA, ADR	103,158	162,989
	Gerdau SA, Sponsored ADR	1,369,136	5,805,137
	Gerdau SA	307,870	1,111,312
#*	Gol Linhas Aereas Inteligentes SA, ADR	264,212	2,290,722
	Grendene SA	1,281,859	1,806,326
	Guararapes Confeccoes SA	783,828	2,141,724
	Hapvida Participacoes e Investimentos SA	998,000	3,131,860
*	Helbor Empreendimentos SA	325,663	601,756
	Hypera SA	985,988	5,818,904
	Industrias Romi SA	201,757	585,572
	Instituto Hermes Pardini SA	248,360	980,022
*	International Meal Co. Alimentacao SA, Class A	1,333,561	857,940
	Iochpe-Maxion SA	984,793	2,518,049
	IRB Brasil Resseguros SA	1,650,189	2,171,539
	Itau Unibanco Holding SA	1,098,059	5,181,833
	JBS SA	6,270,019	27,709,372
	JHSF Participacoes SA	2,133,091	2,814,804
	JSL SA	153,365	267,970
	Kepler Weber SA	114,804	779,712
	Klabin SA	3,233,629	16,607,262
*	Light SA	1,802,249	6,772,351
	Localiza Rent a Car SA	1,657,606	19,352,976
	LOG Commercial Properties e Participacoes SA	325,377	1,992,200
	Lojas Americanas SA	365,423	1,260,288
	Lojas Renner SA	2,438,725	18,484,104
	M Dias Branco SA	103,765	571,605
	Magazine Luiza SA	7,425,011	34,292,873
	Mahle-Metal Leve SA	343,899	1,187,311
	Marcopolo SA	599,700	297,033
*	Marfrig Global Foods SA	69,501	168,818
*	Marisa Lojas SA	865,738	990,518
*	Mills Estruturas e Servicos de Engenharia SA	1,087,949	1,143,347
	Minerva SA	205,754	348,978
	Movida Participacoes SA	247,467	853,927
	MRV Engenharia e Participacoes SA	1,846,380	6,411,745
	Multiplan Empreendimentos Imobiliarios SA	43,000	166,612
*	Natura & Co. Holding SA	3,964,296	35,546,361
	Notre Dame Intermedica Participacoes S.A.	231,573	3,999,643
	Odontoprev SA	1,770,880	4,586,280
*	Omega Geracao SA	25,239	185,761
*	Petro Rio SA	848,780	10,935,136
	Petrobras Distribuidora SA	95,300	405,139
	Petroleo Brasileiro SA, Sponsored ADR	1,117,137	10,925,600
	Petroleo Brasileiro SA, Sponsored ADR	1,709,461	17,180,083
	Petroleo Brasileiro SA	18,821,322	94,013,731
	Porto Seguro SA	749,960	6,603,990
	Portobello SA	780,034	1,134,823

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Profarma Distribuidora de Produtos Farmaceuticos SA	111,675	$124,097
	Qualicorp Consultoria e Corretora de Seguros SA	1,717,777	9,767,161
	Raia Drogasil SA	2,858,892	13,021,089
*	Restoque Comercio e Confeccoes de Roupas SA	142,648	115,758
*	Rumo SA	4,194,564	15,562,681
	Sao Carlos Empreendimentos e Participacoes SA	21,500	149,793
	Sao Martinho SA	1,743,349	9,491,970
	Ser Educacional SA	279,985	752,747
	SIMPAR SA	437,311	2,829,406
	SLC Agricola SA	850,457	5,382,777
	Smiles Fidelidade SA	485,561	1,905,361
	Sul America SA	2,049,764	14,951,581
*	Suzano SA	1,733,608	19,660,485
#*	Suzano SA, Sponsored ADR	140,729	1,594,461
*	Tecnisa SA	406,592	642,801
	Tegma Gestao Logistica SA	211,860	977,714
	Telefonica Brasil SA	1,031,593	8,522,134
#	Telefonica Brasil SA	392,241	3,239,910
*	Terra Santa Agro SA	9,100	44,041
	TIM SA	2,934,037	7,132,122
	Transmissora Alianca de Energia Eletrica SA	2,089,671	12,256,012
	Trisul SA	80,936	159,760
*	Tupy SA	684,673	2,644,139
	Ultrapar Participacoes SA	2,196,700	8,744,403
	Ultrapar Participacoes SA, Sponsored ADR	74,790	298,412
	Usinas Siderurgicas de Minas Gerais SA Usiminas	202,634	524,788
	Vale SA	17,407,141	279,811,030
*	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	413,649	650,934
*	Via Varejo SA	1,190,300	3,195,801
*	Vulcabras Azaleia SA	662,486	989,237
	WEG SA	1,384,640	21,204,625
	Wiz Solucoes e Corretagem de Seguros SA	513,690	720,109
	YDUQS Participacoes SA	1,805,445	11,070,783
TOTAL BRAZIL			1,168,166,372
CHILE — (0.7%)
	AES Gener SA	18,403,790	3,088,109
	Aguas Andinas SA, Class A	11,757,241	3,568,489
	Banco de Chile	8,969,120	913,869
#	Banco de Chile, ADR	316,377	6,495,222
	Banco de Credito e Inversiones SA	161,351	6,762,995
	Banco Santander Chile, ADR	306,008	6,178,301
	Besalco SA	2,474,186	1,414,848
	Camanchaca SA	49,415	4,338
	CAP SA	939,280	11,949,542
	Cementos BIO BIO SA	179,409	185,431
	Cencosud SA	6,167,916	10,700,894
	Cia Cervecerias Unidas SA	331,032	2,712,087
#	Cia Cervecerias Unidas SA, Sponsored ADR	141,288	2,324,188
*	Cia Sud Americana de Vapores SA	240,344,873	10,136,422
	Colbun SA	33,305,280	5,742,910
	Cristalerias de Chile SA	59,157	330,156
	Embotelladora Andina SA, ADR, Class B	70,431	1,094,498
	Empresa Nacional de Telecomunicaciones SA	1,102,821	6,754,839
	Empresas CMPC SA	3,846,630	10,285,848
	Empresas COPEC SA	769,990	8,084,169
	Empresas Hites SA	1,284,893	201,019
#	Enel Americas SA, ADR	2,297,581	17,208,879

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Americas SA	106,380,460	$15,998,948
#	Enel Chile SA, ADR	2,025,173	7,452,636
*	Enel Chile SA	48,229,949	3,494,556
	Engie Energia Chile SA	4,487,778	5,361,658
	Falabella SA	1,311,516	4,488,554
	Forus SA	511,862	1,003,070
	Grupo Security SA	2,640,638	538,255
	Hortifrut SA	22,571	28,833
	Instituto de Diagnostico SA	4,394	8,789
	Inversiones Aguas Metropolitanas SA	4,516,012	3,564,177
	Inversiones La Construccion SA	230,969	1,713,810
	Itau CorpBanca Chile SA	960,774,463	3,269,464
#	Itau CorpBanca Chile SA, ADR	48,112	242,484
*	Masisa SA	13,656,870	241,554
	Molibdenos y Metales SA	84,693	573,005
	Multiexport Foods SA	3,631,170	1,319,543
	Parque Arauco SA	4,250,862	6,227,541
	PAZ Corp. SA	1,378,694	1,209,551
	Plaza SA	13,960	20,877
	Ripley Corp. SA	6,440,879	1,910,244
	Salfacorp SA	2,323,785	1,459,608
	Sigdo Koppers SA	1,838,995	2,182,999
	SMU SA	1,083,455	154,885
	Sociedad Matriz SAAM SA	26,854,039	2,082,976
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	295,123	15,033,566
	Socovesa SA	1,574,885	466,376
	SONDA SA	3,257,146	1,882,774
	Vina Concha y Toro SA	2,669,846	4,284,866
TOTAL CHILE			202,352,652
CHINA — (33.7%)
*	21Vianet Group, Inc., ADR	60,509	2,283,005
	360 Security Technology, Inc., Class A	416,600	1,045,565
	361 Degrees International, Ltd.	6,180,000	1,019,885
*	3SBio, Inc.	7,956,500	7,396,377
*	51job, Inc., ADR	113,891	7,500,861
	5I5J Holding Group Co., Ltd., Class A	1,136,900	663,112
#	AAC Technologies Holdings, Inc.	6,404,000	34,725,806
	AAG Energy Holdings, Ltd.	583,000	95,328
	Accelink Technologies Co Ltd, Class A	53,400	212,992
	Addsino Co., Ltd., Class A	118,400	453,541
*	Advanced Technology & Materials Co., Ltd., Class A	286,400	278,800
	AECC Aero-Engine Control Co., Ltd., Class A	184,300	597,255
	AECC Aviation Power Co., Ltd., Class A	175,472	1,614,614
	Aerospace CH UAV Co., Ltd.	82,500	324,496
	Aerospace Hi-Tech Holdings Grp, Ltd., Class A	212,100	301,741
	Agile Group Holdings, Ltd.	14,902,465	18,517,274
	Agricultural Bank of China, Ltd., Class H	108,032,460	38,954,444
	Aier Eye Hospital Group Co., Ltd., Class A	419,561	5,099,587
	Air China, Ltd., Class H	12,198,000	8,440,719
	Aisino Corp., Class A	541,000	956,200
	Ajisen China Holdings, Ltd.	3,984,000	614,224
#	Ak Medical Holdings, Ltd.	1,020,000	1,829,293
	AKM Industrial Co., Ltd.	230,000	29,930
*	Alibaba Group Holding Ltd.	2,674,900	84,886,621
*	Alibaba Group Holding, Ltd., Sponsored ADR	2,528,930	641,918,302
*	Alibaba Health Information Technology, Ltd.	5,088,000	15,862,217
*	Alibaba Pictures Group, Ltd.	29,820,000	3,756,987
	A-Living Smart City Services Co., Ltd., Class H	1,902,250	8,261,669

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	All Winner Technology Co., Ltd., Class A	11,300	$50,013
*	Alpha Group, Class A	50,900	43,113
#*	Aluminum Corp. of China, Ltd., ADR	166,643	1,274,819
*	Aluminum Corp. of China, Ltd., Class H	20,622,000	6,255,167
	Amoy Diagnostics Co., Ltd., Class A	22,970	264,343
	Angang Steel Co., Ltd., Class H	19,757,908	7,740,775
	Angel Yeast Co., Ltd., Class A	143,300	1,163,898
	Anhui Anke Biotechnology Group Co., Ltd., Class A	151,200	328,780
	Anhui Conch Cement Co., Ltd., Class H	7,186,000	42,453,629
	Anhui Construction Engineering Group Co., Ltd., Class A	393,416	218,455
	Anhui Expressway Co., Ltd., Class H	3,148,000	1,981,703
	Anhui Genuine New Materials Co., Ltd., Class A	92,704	467,228
*	Anhui Guangxin Agrochemical Co., Ltd., Class A	144,700	643,212
	Anhui Gujing Distillery Co., Ltd., Class A	81,095	3,055,163
	Anhui Hengyuan Coal Industry and Electricity Power Co., Ltd., Class A	593,057	467,675
	Anhui Jianghuai Automobile Group Corp., Ltd., Class A	100,800	139,489
	Anhui Jiangnan Chemical Industry Co., Ltd., Class A	456,600	437,235
	Anhui Jinhe Industrial Co., Ltd., Class A	169,582	1,160,220
	Anhui Kouzi Distillery Co., Ltd., Class A	128,834	1,270,999
	Anhui Sun-Create Electronics Co., Ltd., Class A	17,360	124,678
	Anhui Transport Consulting & Design Institute Co., Ltd., Class A	70,160	95,253
	Anhui Truchum Advanced Materials & Technology Co., Ltd., Class A	245,100	287,111
	Anhui Xinhua Media Co., Ltd., Class A	305,400	224,538
	Anhui Yingjia Distillery Co., Ltd., Class A	118,600	661,473
	Anhui Zhongding Sealing Parts Co., Ltd., Class A	458,700	702,703
	Animal Health Holdings, Inc.	1,485,000	17,966
	ANTA Sports Products, Ltd.	4,373,000	72,016,906
#*	Anton Oilfield Services Group	18,644,000	1,135,110
	Aoshikang Technology Co., Ltd., Class A	3,900	32,547
*	Aowei Holdings, Ltd.	187,000	36,642
	Apeloa Pharmaceutical Co., Ltd., Class A	354,600	1,232,391
	APT Satellite Holdings, Ltd.	622,000	179,246
*	Art Group Holdings, Ltd.	455,000	15,892
*	Ascletis Pharma, Inc.	440,000	158,390
	Asia Cement China Holdings Corp.	5,246,500	4,504,821
#	AsiaInfo Technologies, Ltd.	395,200	590,836
*	Asian Citrus Holdings, Ltd.	3,478,000	66,289
	Asymchem Laboratories Tianjin Co., Ltd., Class A	19,800	896,903
#	Ausnutria Dairy Corp., Ltd.	3,672,000	5,966,480
	Autobio Diagnostics Co., Ltd., Class A	33,500	684,405
	Avary Holding Shenzhen Co., Ltd., Class A	134,031	830,467
	Avic Capital Co., Ltd., Class A	851,100	539,930
	AVIC Electromechanical Systems Co., Ltd., Class A	458,000	805,987
	Avic Heavy Machinery Co., Ltd., Class A	221,300	660,994
#*	AVIC International Holding HK, Ltd.	16,594,207	326,503
	AVIC Jonhon Optronic Technology Co., Ltd., Class A	152,900	1,639,176
	AVIC Shenyang Aircraft Co., Ltd., Class A	204,300	2,426,093
	AVIC Xi'an Aircraft Industry Group Co., Ltd., Class A	286,100	1,374,744
	AviChina Industry & Technology Co., Ltd., Class H	12,896,212	9,641,689
	AVICOPTER P.L.C., Class A	72,100	623,556
*	Babytree Group	150,500	24,618
*	BAIC BluePark New Energy Technology Co., Ltd., Class A	541,900	729,235
	BAIC Motor Corp., Ltd., Class H	13,785,500	4,848,179
#*	Baidu, Inc., Sponsored ADR	658,661	154,798,508
	BAIOO Family Interactive, Ltd.	7,160,000	1,610,464
	Bank of Beijing Co., Ltd., Class A	1,261,300	922,197
	Bank of Changsha Co., Ltd., Class A	587,047	907,989
	Bank of Chengdu Co., Ltd., Class A	758,400	1,220,112
	Bank of China, Ltd., Class H	204,333,702	69,163,660

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Chongqing Co., Ltd., Class H	2,734,000	$1,729,639
	Bank of Communications Co., Ltd., Class H	25,189,618	13,620,796
	Bank of Guiyang Co., Ltd., Class A	196,400	237,316
	Bank of Hangzhou Co., Ltd., Class A	803,259	1,823,820
	Bank of Jiangsu Co., Ltd., Class A	2,032,760	1,733,666
	Bank of Nanjing Co., Ltd., Class A	1,965,296	2,428,912
	Bank of Ningbo Co., Ltd., Class A	386,042	2,294,064
	Bank of Shanghai Co., Ltd., Class A	799,800	1,001,751
	Baoshan Iron & Steel Co., Ltd., Class A	3,475,737	3,521,735
	Baosheng Science and Technology Innovation Co., Ltd., Class A	340,200	214,765
*	Baoye Group Co., Ltd., Class H	1,616,440	760,574
#*	Baozun, Inc., Sponsored ADR	302,114	12,383,653
	BBMG Corp., Class H	16,085,404	3,122,109
	Befar Group Co., Ltd., Class A	472,000	372,402
	Beibuwan Port Co., Ltd., Class A	216,430	297,464
*	BeiGene, Ltd., ADR	777	248,640
#*	BeiGene, Ltd.	150,400	3,651,798
	Beijing Aosaikang Pharmaceutical Co., Ltd., Class A	228,596	451,522
*	Beijing BDStar Navigation Co., Ltd., Class A	61,900	431,795
	Beijing Capital Co., Ltd., Class A	2,876,640	1,253,292
	Beijing Capital Development Co., Ltd., Class A	891,600	782,687
	Beijing Capital International Airport Co., Ltd., Class H	13,528,000	10,398,193
	Beijing Capital Land, Ltd., Class H	17,319,999	3,081,634
#	Beijing Chunlizhengda Medical Instruments Co., Ltd., Class H	142,500	384,077
	Beijing Dabeinong Technology Group Co., Ltd., Class A	650,900	931,750
*	Beijing Easpring Material Technology Co., Ltd., Class A	6,600	58,846
	Beijing E-Hualu Information Technology Co., Ltd., Class A	183,389	775,688
	Beijing Enlight Media Co., Ltd., Class A	117,100	236,672
*	Beijing Enterprises Clean Energy Group, Ltd.	65,400,000	923,069
	Beijing Enterprises Holdings, Ltd.	3,433,028	11,221,934
#*	Beijing Enterprises Medical & Health Group, Ltd.	13,284,000	212,354
	Beijing Enterprises Water Group, Ltd.	23,798,469	9,664,181
	Beijing Forever Technology Co., Ltd., Class A	59,500	87,579
*	Beijing Gas Blue Sky Holdings, Ltd.	8,656,000	129,506
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	195,400	375,236
	Beijing Global Safety Technology Co., Ltd., Class A	53,842	221,141
*	Beijing Jetsen Technology Co., Ltd., Class A	1,050,400	487,280
	Beijing Jingneng Clean Energy Co., Ltd., Class H	9,008,000	2,877,332
*	Beijing Jingxi Culture & Tourism Co., Ltd., Class A	93,700	72,090
	Beijing Kunlun Tech Co., Ltd., Class A	242,200	895,336
	Beijing New Building Materials P.L.C., Class A	362,279	2,857,846
	Beijing North Star Co., Ltd., Class H	7,032,000	1,282,736
*	Beijing Orient Landscape & Environment Co., Ltd., Class A	1,014,405	621,521
	Beijing Orient National Communication Science & Technology Co., Ltd., Class A	430,946	629,306
	Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	501,160	3,747,305
	Beijing Originwater Technology Co., Ltd., Class A	669,600	747,364
	Beijing Sanju Environmental Protection and New Material Co., Ltd., Class A	841,900	792,535
	Beijing Shiji Information Technology Co., Ltd., Class A	163,222	841,744
*	Beijing Shougang Co., Ltd., Class A	699,800	411,112
	Beijing Shunxin Agriculture Co., Ltd., Class A	108,300	1,104,712
	Beijing Shuzhi Technology Co., Ltd., Class A	342,680	133,704
	Beijing Sinnet Technology Co., Ltd., Class A	435,500	1,102,109
	Beijing SL Pharmaceutical Co., Ltd., Class A	189,900	249,505
	Beijing SPC Environment Protection Tech Co., Ltd., Class A	251,445	181,412
	Beijing Strong Biotechnologies, Inc., Class A	123,951	395,402
	Beijing SuperMap Software Co., Ltd., Class A	141,500	352,947
	Beijing Thunisoft Corp., Ltd., Class A	137,331	415,496
	Beijing Tiantan Biological Products Corp., Ltd., Class A	176,840	1,051,757

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Tongrentang Co., Ltd., Class A	171,372	$625,396
*	Beijing Ultrapower Software Co., Ltd., Class A	792,100	534,502
*	Beijing UniStrong Science & Technology Co., Ltd., Class A	38,300	32,865
	Beijing Urban Construction Design & Development Group Co., Ltd., Class H	1,882,000	472,341
	Beijing Yanjing Brewery Co., Ltd., Class A	516,300	523,563
	Beijing Zhong Ke San Huan High-Tech Co., Ltd., Class A	375,500	549,605
*	Berry Genomics Co., Ltd., Class A	114,200	576,293
#	Best Pacific International Holdings, Ltd.	1,354,000	248,248
#*	BEST, Inc.	217,110	479,813
	Bestsun Energy Co., Ltd., Class A	344,680	279,258
	Betta Pharmaceuticals Co., Ltd., Class A	26,600	529,080
	Better Life Commercial Chain Share Co., Ltd., Class A	392,100	464,781
	BGI Genomics Co., Ltd., Class A	48,900	1,049,167
	Biem.L.Fdlkk Garment Co., Ltd., Class A	145,900	364,524
	BII Railway Transportation Technology Holdings Co., Ltd.	1,200,000	106,456
	Blue Sail Medical Co., Ltd., Class A	391,028	1,468,940
*	Bluedon Information Security Technology Co., Ltd., Class A	156,644	109,882
*	Bluefocus Intelligent Communications Group Co., Ltd., Class A	1,123,502	1,112,219
	BOE Technology Group Co., Ltd., Class A	6,338,279	6,033,526
*	Bohai Leasing Co., Ltd., Class A	3,068,685	1,113,605
#	Bosideng International Holdings, Ltd.	29,512,157	13,049,316
	Boya Bio-pharmaceutical Group Co., Ltd., Class A	92,700	396,605
*	Boyaa Interactive International, Ltd.	1,928,000	164,061
	Bright Dairy & Food Co., Ltd., Class A	356,169	1,019,787
	Bright Real Estate Group Co., Ltd., Class A	563,094	202,678
	Brilliance China Automotive Holdings, Ltd.	20,104,000	15,717,702
	B-Soft Co., Ltd., Class A	290,050	567,506
	BTG Hotels Group Co., Ltd., Class A	377,071	1,264,036
#	BYD Co., Ltd., Class H	3,243,300	97,959,355
#	BYD Electronic International Co., Ltd.	7,791,722	53,662,793
	By-health Co., Ltd., Class A	98,200	336,760
	C C Land Holdings, Ltd.	13,761,530	3,206,573
#	C&D International Investment Group, Ltd.	247,000	394,175
*	C&D Property Management Group Co., Ltd.	247,000	86,334
	C&S Paper Co., Ltd., Class A	394,771	1,429,262
*	CA Cultural Technology Group, Ltd.	3,507,000	1,063,374
	Cabbeen Fashion, Ltd.	1,829,000	661,436
	Caitong Securities Co., Ltd., Class A	248,600	419,720
	Camel Group Co., Ltd., Class A	363,930	498,506
	Canny Elevator Co., Ltd., Class A	199,700	298,245
	Canvest Environmental Protection Group Co., Ltd.	2,812,000	1,153,027
*	Capital Environment Holdings, Ltd.	4,918,000	87,571
#*	CAR, Inc.	3,017,000	1,548,200
	Carrianna Group Holdings Co., Ltd.	1,788,877	106,100
*	CCOOP Group Co., Ltd., Class A	918,100	358,333
	CCS Supply Chain Management Co., Ltd., Class A	19,600	14,559
*	CECEP COSTIN New Materials Group, Ltd.	2,583,000	37,479
	CECEP Solar Energy Co., Ltd., Class A	1,170,400	1,123,252
	CECEP Wind-Power Corp., Class A	744,600	405,863
#	Central China Real Estate, Ltd.	6,510,074	2,710,309
*	Central China Securities Co., Ltd., Class H	4,483,000	911,292
	Centre Testing International Group Co Ltd, Class A	96,400	438,832
*	Century Sunshine Group Holdings, Ltd.	190,000	1,521
#*	CGN New Energy Holdings Co., Ltd.	13,644,000	2,969,260
	CGN Nuclear Technology Development Co., Ltd., Class A	286,000	443,454
	CGN Power Co., Ltd., Class H	28,094,000	6,042,823
	Chacha Food Co., Ltd., Class A	155,291	1,493,750
	Changchun Faway Automobile Components Co., Ltd., Class A	67,400	90,368

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun High & New Technology Industry Group, Inc., Class A	50,518	$3,547,724
	Changjiang Securities Co., Ltd., Class A	524,299	625,461
	Changsha Jingjia Microelectronics Co., Ltd., Class A	43,200	487,948
	Changzhou Tronly New Electronic Materials Co., Ltd., Class A	143,700	249,714
	Changzhou Xingyu Automotive Lighting Systems Co., Ltd., Class A	51,220	1,692,232
	Chanjet Information Technology Co., Ltd., Class H	29,800	88,005
	Chaowei Power Holdings, Ltd.	5,548,000	2,352,889
	Chaozhou Three-Circle Group Co., Ltd., Class A	234,273	1,410,286
	Cheetah Mobile, Inc., ADR	222,465	471,626
*	ChemPartner PharmaTech Co., Ltd., Class A	67,000	131,351
	Chengdu Fusen Noble-House Industrial Co., Ltd., Class A	198,420	411,092
	Chengdu Hongqi Chain Co., Ltd., Class A	682,300	616,243
	Chengdu Jiafaantai Education Technology Co., Ltd., Class A	125,000	240,222
	Chengdu Kanghong Pharmaceutical Group Co., Ltd., Class A	81,571	512,405
	China Aerospace International Holdings, Ltd.	14,554,600	1,253,754
	China Aerospace Times Electronics Co., Ltd., Class A	494,000	507,802
#	China Aircraft Leasing Group Holdings, Ltd.	1,534,500	1,278,730
	China Aoyuan Group, Ltd.	14,064,000	12,373,200
	China Avionics Systems Co., Ltd., Class A	236,200	668,009
	China Baoan Group Co., Ltd., Class A	496,166	524,886
	China Bester Group Telecom Co., Ltd., Class A	31,300	56,757
	China Beststudy Education Group	206,000	71,598
	China BlueChemical, Ltd., Class H	12,777,122	2,563,641
	China Building Material Test & Certification Group Co., Ltd., Class A	78,400	265,363
	China CAMC Engineering Co., Ltd., Class A	412,693	412,287
*	China Chengtong Development Group, Ltd.	546,000	12,033
	China Cinda Asset Management Co., Ltd., Class H	56,026,000	10,591,232
	China CITIC Bank Corp., Ltd., Class H	26,326,607	11,662,168
	China Coal Energy Co., Ltd., Class H	10,035,168	2,907,807
	China Common Rich Renewable Energy Investments, Ltd.	37,310,000	4,511,415
	China Communications Services Corp., Ltd., Class H	15,733,327	7,020,955
	China Conch Venture Holdings, Ltd.	6,982,000	33,197,623
	China Construction Bank Corp., Class H	333,485,302	252,587,938
*	China CSSC Holdings, Ltd., Class A	181,178	447,270
	China CYTS Tours Holding Co., Ltd., Class A	272,000	417,823
	China Datang Corp. Renewable Power Co., Ltd., Class H	15,606,000	3,355,027
	China Development Bank Financial Leasing Co., Ltd., Class H	224,000	31,370
#*	China Dili Group	10,867,661	3,472,476
	China Distance Education Holdings, Ltd., ADR	76,156	731,098
#	China Dongxiang Group Co., Ltd.	23,656,888	2,344,492
*	China Dynamics Holdings, Ltd.	2,130,000	31,673
	China Eastern Airlines Corp., Ltd., ADR	3,360	67,402
	China Eastern Airlines Corp., Ltd., Class H	11,200,000	4,491,499
	China Education Group Holdings, Ltd.	2,311,000	4,848,898
	China Electronics Huada Technology Co., Ltd.	2,662,000	287,399
	China Electronics Optics Valley Union Holding Co., Ltd.	4,356,000	233,144
	China Energy Engineering Corp., Ltd., Class H	2,854,000	275,454
	China Everbright Bank Co., Ltd., Class H	8,833,000	3,628,216
	China Everbright Environment Group, Ltd.	21,749,777	12,207,756
#	China Everbright Greentech, Ltd.	2,864,000	1,226,985
	China Everbright, Ltd.	9,592,896	12,325,513
#	China Evergrande Group	13,862,000	26,586,228
	China Express Airlines Co., Ltd., Class A	276,904	602,185
	China Film Co., Ltd., Class A	335,000	640,521
*	China Financial Services Holdings, Ltd.	71,200	15,129
	China Foods, Ltd.	7,802,000	3,224,324
	China Fortune Land Development Co., Ltd., Class A	764,170	1,117,726
	China Galaxy Securities Co., Ltd., Class H	12,905,500	7,718,079
	China Gas Holdings, Ltd.	8,903,200	31,334,546

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Gezhouba Group Co., Ltd., Class A	1,627,326	$1,629,450
*	China Glass Holdings, Ltd.	3,264,000	344,579
*	China Grand Automotive Services Group Co., Ltd., Class A	196,100	75,024
	China Grand Pharmaceutical and Healthcare Holdings, Ltd., Class A	5,036,000	4,073,542
	China Great Wall Securities Co., Ltd., Class A	11,200	20,283
	China Greatwall Technology Group Co., Ltd., Class A	430,200	1,148,243
*	China Greenland Broad Greenstate Group Co., Ltd.	4,480,000	176,015
	China Hanking Holdings, Ltd.	4,174,000	732,802
#	China Harmony Auto Holding, Ltd.	6,926,000	3,050,445
#*	China High Precision Automation Group, Ltd.	1,360,000	40,125
	China High Speed Railway Technology Co., Ltd., Class A	859,292	329,160
	China High Speed Transmission Equipment Group Co., Ltd.	2,117,000	1,992,225
	China Hongqiao Group, Ltd.	8,566,500	7,563,170
	China Huarong Asset Management Co., Ltd., Class H	61,952,000	7,166,472
*	China Index Holdings, Ltd., ADR	23,280	48,423
#*	China International Capital Corp., Ltd., Class H	6,070,400	15,826,714
#	China International Marine Containers Group Co., Ltd., Class H	2,633,060	4,240,302
	China Isotope & Radiation Corp.	13,400	38,857
#	China Jinmao Holdings Group, Ltd.	22,882,976	8,956,376
	China Jushi Co., Ltd., Class A	750,932	2,607,999
	China Kepei Education Group, Ltd.	810,000	569,779
	China Kings Resources Group Co., Ltd., Class A	49,300	205,850
	China Lesso Group Holdings, Ltd.	12,565,000	20,844,937
	China Life Insurance Co., Ltd., ADR	817,620	8,699,477
	China Life Insurance Co., Ltd., Class H	15,007,000	31,871,359
	China Lilang, Ltd.	3,575,000	2,407,008
#*	China Literature, Ltd.	495,600	4,702,998
#*	China Logistics Property Holdings Co., Ltd.	2,657,000	1,521,774
*	China Longevity Group Co., Ltd.	893,399	29,614
	China Longyuan Power Group Corp., Ltd., Class H	17,003,000	24,889,491
#*	China Lumena New Materials Corp.	391,649	0
	China Machinery Engineering Corp., Class H	6,282,000	2,844,940
#*	China Maple Leaf Educational Systems, Ltd.	13,904,000	3,363,922
	China Medical System Holdings, Ltd.	14,202,800	20,349,009
	China Meheco Co., Ltd., Class A	485,170	1,015,011
	China Meidong Auto Holdings, Ltd.	2,372,000	7,976,942
	China Mengniu Dairy Co., Ltd.	7,906,000	47,016,594
	China Merchants Bank Co., Ltd., Class H	19,361,646	148,268,952
	China Merchants Land, Ltd.	12,962,000	1,864,313
	China Merchants Port Holdings Co., Ltd.	7,902,958	11,001,296
	China Merchants Securities Co., Ltd., Class H	712,660	1,096,754
	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	578,827	1,055,647
#	China Metal Recycling Holdings, Ltd.	1,955,133	0
	China Minsheng Banking Corp., Ltd., Class H	21,059,960	12,041,506
#*	China Modern Dairy Holdings, Ltd.	9,730,000	3,135,970
	China Molybdenum Co., Ltd., Class H	15,561,000	9,782,634
	China National Accord Medicines Corp., Ltd., Class A	143,315	849,354
	China National Building Material Co., Ltd., Class H	40,908,150	48,754,885
	China National Medicines Corp., Ltd., Class A	149,800	916,807
	China National Nuclear Power Co., Ltd., Class A	4,488,021	3,569,426
	China National Software & Service Co., Ltd., Class A	25,978	250,589
	China New Town Development Co., Ltd.	6,821,177	129,784
*	China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd., Class A	605,800	431,855
*	China Northern Rare Earth Group High-Tech Co., Ltd., Class A	375,318	1,030,102
#*	China Oil & Gas Group, Ltd.	30,080,000	1,568,924
	China Oilfield Services, Ltd., Class H	13,648,000	15,025,995
	China Oriental Group Co., Ltd.	13,606,000	3,684,391
	China Overseas Grand Oceans Group, Ltd.	17,162,500	8,726,931

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Overseas Land & Investment, Ltd.	22,770,033	$51,723,756
	China Overseas Property Holdings, Ltd.	11,016,344	6,783,309
	China Pacific Insurance Group Co., Ltd., Class H	13,549,265	55,806,244
	China Petroleum & Chemical Corp., ADR	196,340	9,310,433
	China Petroleum & Chemical Corp., Class H	144,228,400	68,303,944
	China Pioneer Pharma Holdings, Ltd.	2,974,000	375,034
	China Power International Development, Ltd.	35,475,600	7,948,978
*	China Properties Group, Ltd.	397,000	24,565
	China Railway Group, Ltd., Class H	17,289,000	7,848,235
	China Railway Hi-tech Industry Co., Ltd., Class A	170,500	225,298
	China Railway Signal & Communication Corp., Ltd., Class H	7,582,000	2,939,128
	China Railway Tielong Container Logistics Co., Ltd., Class A	368,700	291,637
*	China Rare Earth Holdings, Ltd.	9,802,399	757,475
	China Reinsurance Group Corp., Class H	16,968,000	1,766,699
	China Renaissance Holdings, Ltd.	86,700	272,276
	China Resources Beer Holdings Co., Ltd.	4,741,661	41,806,340
	China Resources Cement Holdings, Ltd.	20,756,946	22,880,699
	China Resources Double Crane Pharmaceutical Co., Ltd., Class A	470,154	816,418
	China Resources Gas Group, Ltd.	4,890,000	24,357,641
	China Resources Land, Ltd.	14,554,610	57,594,699
	China Resources Medical Holdings Co., Ltd.	4,392,000	4,319,615
	China Resources Pharmaceutical Group, Ltd.	6,375,000	3,347,727
	China Resources Power Holdings Co., Ltd.	10,738,820	11,330,605
	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	351,196	1,346,731
*	China Ruifeng Renewable Energy Holdings, Ltd.	932,000	21,254
	China Sanjiang Fine Chemicals Co., Ltd.	5,996,000	2,075,564
	China SCE Group Holdings, Ltd.	25,607,400	9,625,638
	China Science Publishing & Media, Ltd., Class A	71,300	100,803
*	China Shengmu Organic Milk, Ltd.	5,244,000	520,282
	China Shenhua Energy Co., Ltd., Class H	28,497,000	52,639,183
	China Shineway Pharmaceutical Group, Ltd.	2,323,000	1,642,298
*	China Shuifa Singyes Energy Holdings, Ltd.	289,000	55,822
*	China Silver Group, Ltd.	7,744,000	825,744
	China South City Holdings, Ltd.	43,416,711	4,685,147
	China South Publishing & Media Group Co., Ltd., Class A	305,434	443,576
*	China Southern Airlines Co., Ltd., Sponsored ADR	33,338	926,796
*	China Southern Airlines Co., Ltd., Class H	16,036,000	8,929,005
	China Starch Holdings, Ltd.	9,420,000	206,609
	China State Construction Engineering Corp., Ltd., Class A	7,859,092	5,836,679
*	China Sunshine Paper Holdings Co., Ltd.	1,971,500	430,596
	China Suntien Green Energy Corp., Ltd., Class H	10,487,000	3,056,961
	China Taiping Insurance Holdings Co., Ltd.	10,799,130	19,065,292
	China Tian Lun Gas Holdings, Ltd.	1,848,000	1,601,153
#*	China Tianrui Group Cement Co., Ltd.	22,000	19,639
*	China Tianying, Inc., Class A	1,130,446	673,789
	China Tourism Group Duty Free Corp., Ltd., Class A	214,117	9,699,923
	China Tower Corp., Ltd., Class H	25,940,000	3,734,835
	China Traditional Chinese Medicine Holdings Co., Ltd.	19,184,000	10,639,564
	China TransInfo Technology Co., Ltd., Class A	463,200	1,270,092
#*	China Travel International Investment Hong Kong, Ltd.	22,899,892	3,121,382
	China Vanke Co., Ltd., Class H	9,019,000	32,268,660
#	China Vast Industrial Urban Development Co., Ltd.	1,309,000	523,356
*	China Vered Financial Holding Corp., Ltd.	1,620,000	17,292
#	China Water Affairs Group, Ltd.	6,172,000	4,788,436
*	China Water Industry Group, Ltd.	660,000	24,208
	China West Construction Group Co., Ltd., Class A	530,600	675,908
*	China Wood Optimization Holding, Ltd.	2,848,000	366,725
	China World Trade Center Co., Ltd., Class A	189,400	347,567
	China Xinhua Education Group, Ltd.	186,000	54,098

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China XLX Fertiliser, Ltd.	1,157,000	$476,255
	China Yangtze Power Co., Ltd., Class A	2,968,103	9,024,518
	China Yongda Automobiles Services Holdings, Ltd.	4,320,500	6,046,245
	China Yuhua Education Corp., Ltd.	7,936,000	6,942,567
*	China Yurun Food Group, Ltd.	1,894,000	148,687
#*	China ZhengTong Auto Services Holdings, Ltd.	9,473,000	924,348
	China Zhenhua Group Science & Technology Co., Ltd., Class A	58,000	559,791
	China Zhonghua Geotechnical Engineering Group Co., Ltd., Class A	292,074	124,446
#*	China Zhongwang Holdings, Ltd.	14,337,979	3,412,643
	Chinasoft International, Ltd.	20,726,000	25,083,915
	Chinese Universe Publishing and Media Group Co., Ltd., Class A	552,800	828,583
	Chongqing Brewery Co., Ltd., Class A	56,400	1,170,109
*	Chongqing Changan Automobile Co., Ltd., Class A	581,296	1,544,791
	Chongqing Department Store Co., Ltd., Class A	168,900	712,053
	Chongqing Dima Industry Co., Ltd., Class A	1,236,501	467,877
	Chongqing Fuling Electric Power Industrial Co., Ltd., Class A	180,501	481,782
	Chongqing Fuling Zhacai Group Co., Ltd., Class A	240,300	1,663,377
*	Chongqing Iron & Steel Co., Ltd., Class H	72,000	7,042
	Chongqing Machinery & Electric Co., Ltd., Class H	1,215,962	84,544
	Chongqing Rural Commercial Bank Co., Ltd., Class H	22,239,000	9,563,718
	Chongqing Zhifei Biological Products Co., Ltd., Class A	164,120	4,001,702
	Chongqing Zongshen Power Machinery Co., Ltd., Class A	475,500	502,534
	Chow Tai Seng Jewellery Co., Ltd., Class A	194,377	939,008
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	269,000	13,529
	Chu Kong Shipping Enterprise Group Co., Ltd.	166,000	19,102
	CIFI Holdings Group Co., Ltd.	23,664,015	19,397,396
	CIMC Enric Holdings, Ltd.	5,086,000	3,129,214
	Cinda Real Estate Co., Ltd., Class A	711,600	413,078
	Cisen Pharmaceutical Co., Ltd., Class A	152,400	294,190
*	CITIC Dameng Holdings, Ltd.	1,396,000	76,448
*	CITIC Guoan Information Industry Co., Ltd., Class A	1,599,100	530,270
*	CITIC Resources Holdings, Ltd.	19,766,000	750,964
	CITIC Securities Co., Ltd., Class H	5,531,500	12,110,343
	CITIC, Ltd.	19,326,567	15,045,189
#*	Citychamp Watch & Jewellery Group, Ltd.	11,156,000	2,215,828
*	CMST Development Co., Ltd., Class A	793,400	543,917
	CNHTC Jinan Truck Co., Ltd., Class A	172,175	1,058,977
	CNNC Hua Yuan Titanium Dioxide Co., Ltd., Class A	521,650	643,365
	CNOOC, Ltd.	30,473,100	29,812,838
	COFCO Biotechnology Co., Ltd., Class A	722,800	1,216,108
#	COFCO Joycome Foods, Ltd.	3,778,000	1,365,970
#*	Cogobuy Group	3,081,000	665,318
#	Colour Life Services Group Co., Ltd.	3,730,545	1,615,954
#	Comba Telecom Systems Holdings, Ltd.	6,278,000	1,859,749
	Concord New Energy Group, Ltd.	38,315,909	2,566,915
	Consun Pharmaceutical Group, Ltd.	3,852,000	1,579,600
	Contemporary Amperex Technology Co., Ltd., Class A	373,752	20,227,355
*	Coolpad Group, Ltd.	10,420,000	380,793
	COSCO SHIPPING Development Co., Ltd., Class H	17,320,300	2,740,344
	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	12,170,000	4,866,556
*	COSCO SHIPPING Holdings Co., Ltd., Class H	14,904,500	15,085,930
#	COSCO SHIPPING International Hong Kong Co., Ltd.	4,606,000	1,424,436
	COSCO SHIPPING Ports, Ltd.	12,234,416	8,679,083
*	Cosmo Lady China Holdings Co., Ltd.	3,495,000	637,015
	Country Garden Holdings Co., Ltd.	40,739,903	48,934,576
	Country Garden Services Holdings Co., Ltd.	6,298,673	51,193,306
	CP Pokphand Co., Ltd.	27,419,658	2,823,320
	CPMC Holdings, Ltd.	4,310,000	2,171,303
	CQ Pharmaceutical Holding Co., Ltd., Class A	274,800	209,785

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	CSC Financial Co., Ltd., Class H	2,212,000	$3,232,334
	CSG Holding Co., Ltd., Class A	814,142	827,743
	CSPC Pharmaceutical Group, Ltd.	37,446,400	38,067,924
*	CSSC Offshore and Marine Engineering Group Co., Ltd., Class H	242,000	258,844
	CSSC Science & Technology Co., Ltd., Class A	134,900	239,030
#*	CT Environmental Group, Ltd.	13,136,000	108,094
	CTS International Logistics Corp., Ltd., Class A	474,140	821,114
*	CWT International, Ltd.	23,990,000	263,309
*	Cybernaut International Holdings Co., Ltd.	492,000	5,525
	D&O Home Collection Co., Ltd., Class A	186,693	565,531
	Da An Gene Co., Ltd. of Sun Yat-Sen University, Class A	161,500	887,406
*	Da Ming International Holdings, Ltd.	112,000	28,957
	DaFa Properties Group, Ltd.	164,000	149,703
	Dali Foods Group Co., Ltd.	9,473,000	5,705,465
	Dalian Bio-Chem Co., Ltd., Class A	43,200	94,145
	Dalian Huarui Heavy Industry Group Co., Ltd., Class A	579,400	304,083
	Daqin Railway Co., Ltd., Class A	2,784,238	2,741,487
	Dare Power Dekor Home Co., Ltd., Class A	205,009	396,500
	Dashang Co., Ltd., Class A	83,032	232,235
	DaShenLin Pharmaceutical Group Co., Ltd., Class A	101,780	1,559,008
	Datang International Power Generation Co., Ltd., Class H	14,306,000	1,898,537
	Dawnrays Pharmaceutical Holdings, Ltd.	5,718,982	884,067
	Dazhong Transportation Group Co., Ltd., Class A	243,400	128,273
	Dazzle Fashion Co., Ltd., Class A	139,640	364,956
	DBG Technology Co., Ltd., Class A	280,400	538,830
	Deppon Logistics Co., Ltd., Class A	80,000	183,055
	Dexin China Holdings Co., Ltd.	113,000	43,051
	DHC Software Co., Ltd., Class A	817,500	935,896
	Dian Diagnostics Group Co., Ltd., Class A	180,500	1,164,112
#*	Differ Group Holding Co., Ltd.	8,142,000	776,317
	Digital China Group Co., Ltd., Class A	158,561	433,068
	Digital China Holdings, Ltd.	7,298,000	5,405,528
	Digital China Information Service Co., Ltd., Class A	108,183	229,309
	Dong-E-E-Jiao Co Ltd, Class A	100,943	509,720
	Dongfang Electric Corp., Ltd., Class H	2,081,600	1,993,315
	Dongfang Electronics Co., Ltd., Class A	287,453	188,549
	Dongfeng Motor Group Co., Ltd., Class H	15,202,000	14,974,568
#	Dongjiang Environmental Co., Ltd., Class H	1,560,595	995,523
	Dongxing Securities Co., Ltd., Class A	261,500	450,893
	Dongyue Group, Ltd.	12,415,000	8,602,842
*	Doushen Beijing Education & Technology, Inc., Class A	171,800	246,562
*	DouYu International Holdings, Ltd., ADR	102,430	1,344,906
#	Dynagreen Environmental Protection Group Co., Ltd., Class H	2,657,000	1,091,883
	East Money Information Co., Ltd., Class A	761,807	4,133,471
*	Easysight Supply Chain Management Co., Ltd., Class A	487,431	553,562
*	E-Commodities Holdings, Ltd.	5,436,000	258,721
*	Ecovacs Robotics Co., Ltd., Class A	7,700	131,241
	Electric Connector Technology Co., Ltd., Class A	30,400	155,316
	Elion Energy Co., Ltd., Class A	804,204	339,307
	Embry Holdings, Ltd.	34,000	4,520
	ENN Energy Holdings, Ltd.	2,794,100	43,091,784
	ENN Natural Gas Co., Ltd., Class A	656,488	1,564,660
	Eoptolink Technology, Inc., Ltd., Class A	35,900	302,049
	Essex Bio-technology, Ltd.	1,105,000	553,250
*	Estun Automation Co., Ltd., Class A	12,600	65,840
	Eternal Asia Supply Chain Management, Ltd., Class A	787,300	484,956
	EVA Precision Industrial Holdings, Ltd.	4,386,516	379,462
	Eve Energy Co., Ltd., Class A	165,982	2,723,042
	Everbright Jiabao Co., Ltd., Class A	253,900	121,025

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Everbright Securities Co., Ltd., Class H	905,200	$798,585
*	EverChina International Holdings Co., Ltd.	18,107,500	422,791
*	Fang Holdings, Ltd., ADR	8,556	104,295
*	Fangda Carbon New Material Co., Ltd., Class A	784,129	915,014
*	Fangda Special Steel Technology Co., Ltd., Class A	662,065	649,497
#	Fanhua, Inc., Sponsored ADR	133,263	2,144,202
	Fantasia Holdings Group Co., Ltd.	19,690,019	2,878,238
	Far East Horizon, Ltd.	10,157,000	10,472,233
*	FAW Jiefang Group Co., Ltd.	192,200	322,970
	Fiberhome Telecommunication Technologies Co., Ltd., Class A	241,500	746,072
	Financial Street Holdings Co., Ltd., Class A	627,422	585,695
	FinVolution Group	10,187	35,145
	First Capital Securities Co., Ltd., Class A	253,700	315,512
*	First Tractor Co., Ltd., Class H	1,844,000	912,493
#	Flat Glass Group Co., Ltd., Class H	2,650,000	10,873,628
	Focus Media Information Technology Co., Ltd., Class A	2,036,300	3,412,671
*	Focused Photonics Hangzhou, Inc., Class A	196,600	405,576
	Foshan Haitian Flavouring & Food Co., Ltd., Class A	336,199	10,226,708
	Foshan Nationstar Optoelectronics Co., Ltd., Class A	278,884	413,149
	Fosun International, Ltd.	9,700,120	14,724,300
*	Founder Securities Co., Ltd., Class A	780,500	1,168,887
	Fu Shou Yuan International Group, Ltd.	8,353,000	7,946,682
	Fuan Pharmaceutical Group Co., Ltd., Class A	257,000	165,681
	Fufeng Group, Ltd.	11,791,800	4,593,554
	Fujian Longking Co., Ltd., Class A	446,611	594,162
	Fujian Longma Environmental Sanitation Equipment Co., Ltd., Class A	209,100	497,904
	Fujian Star-net Communication Co., Ltd., Class A	187,308	614,449
	Fujian Sunner Development Co., Ltd., Class A	411,508	1,819,740
#*	Fullshare Holdings, Ltd.	29,170,017	560,484
	Fusen Pharmaceutical Co., Ltd.	48,000	26,336
	Fuyao Glass Industry Group Co., Ltd., Class H	3,372,800	23,417,516
	Ganfeng Lithium Co., Ltd., Class H	196,800	2,745,637
	Gansu Qilianshan Cement Group Co., Ltd., Class A	363,600	703,673
	Gansu Shangfeng Cement Co., Ltd., Class A	355,900	951,788
	G-bits Network Technology Xiamen Co., Ltd., Class A	16,000	848,529
#*	GCL New Energy Holdings, Ltd.	5,994,000	288,713
*	GCL System Integration Technology Co., Ltd., Class A	695,200	434,232
*	GCL-Poly Energy Holdings, Ltd.	113,884,320	35,027,913
	GD Power Development Co., Ltd., Class A	1,913,278	621,081
#*	GDS Holdings, Ltd., ADR	145,833	15,102,465
	Geely Automobile Holdings, Ltd.	29,475,000	106,840,647
	GEM Co., Ltd., Class A	1,507,900	1,858,439
	Gemdale Corp., Class A	611,500	1,021,690
	Gemdale Properties & Investment Corp., Ltd.	32,058,000	4,531,126
	Genertec Universal Medical Group Co., Ltd.	7,496,000	5,715,723
	Genimous Technology Co., Ltd., Class A	434,110	338,930
	Getein Biotech, Inc., Class A	90,812	424,630
	GF Securities Co., Ltd., Class H	3,795,800	5,531,309
	Giant Network Group Co., Ltd., Class A	152,409	406,689
	Gigadevice Semiconductor Beijing, Inc., Class A	21,574	604,342
*	Global Top E-Commerce Co., Ltd., Class A	590,600	382,216
	Glodon Co., Ltd., Class A	52,000	665,643
#*	Glorious Property Holdings, Ltd.	17,149,712	563,699
	GoerTek, Inc., Class A	651,300	3,321,344
	Goldcard Smart Group Co., Ltd.	81,500	136,932
#	Golden Eagle Retail Group, Ltd.	3,143,000	2,840,418
	Golden Throat Holdings Group Co., Ltd.	1,082,500	200,582
	GoldenHome Living Co., Ltd., Class A	12,900	108,362
*	Goldenmax International Technology, Ltd., Class A	46,300	54,604

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Goldlion Holdings, Ltd.	1,458,866	$296,771
	Goldpac Group, Ltd.	1,532,000	339,438
#*	GOME Retail Holdings, Ltd.	73,215,660	11,764,064
*	Gosuncn Technology Group Co., Ltd., Class A	688,950	343,828
*	Gotion High-tech Co., Ltd., Class A	100,700	568,130
*	Grand Baoxin Auto Group, Ltd.	6,193,364	653,753
	Grandblue Environment Co., Ltd., Class A	143,827	467,692
	Grandjoy Holdings Group Co., Ltd., Class A	369,600	229,891
#	Great Wall Motor Co., Ltd., Class H	15,779,750	49,196,418
	Greattown Holdings, Ltd., Class A	1,001,652	571,554
	Greatview Aseptic Packaging Co., Ltd.	6,098,000	3,337,823
	Gree Electric Appliances, Inc., Class A	697,053	6,048,313
*	Gree Real Estate Co., Ltd., Class A	517,057	465,176
	Greenland Holdings Corp., Ltd., Class A	770,599	640,413
	Greenland Hong Kong Holdings, Ltd.	8,505,275	2,502,140
#	Greentown China Holdings, Ltd.	9,309,000	12,160,541
	Greentown Service Group Co., Ltd.	6,160,000	6,927,744
	GRG Banking Equipment Co., Ltd., Class A	497,200	690,757
	Grinm Advanced Materials Co., Ltd., Class A	17,400	31,925
#*	GSX Techedu, Inc., ADR	21,600	2,268,216
*	Guangdong Dongfang Precision Science & Technology Co., Ltd., Class A	580,600	332,342
	Guangdong Ellington Electronics Technology Co., Ltd., Class A	348,502	359,132
	Guangdong Haid Group Co., Ltd., Class A	207,898	2,113,633
*	Guangdong HEC Technology Holding Co., Ltd., Class A	1,075,100	770,750
	Guangdong Hongda Blasting Co., Ltd., Class A	119,100	566,283
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	286,473	266,539
	Guangdong Investment, Ltd.	9,984,000	17,486,629
*	Guangdong Land Holdings, Ltd.	2,795,361	403,790
*	Guangdong Shenglu Telecommunication Tech Co., Ltd., Class A	195,200	171,188
*	Guangdong Shirongzhaoye Co., Ltd., Class A	50,515	44,729
	Guangdong Tapai Group Co., Ltd., Class A	532,995	936,602
	Guangdong Xinbao Electrical Appliances Holdings Co., Ltd., Class A	160,700	1,223,912
	Guangdong Zhongsheng Pharmaceutical Co., Ltd., Class A	366,504	464,825
*	Guanghui Energy Co., Ltd., Class A	3,415,974	1,287,349
	Guangshen Railway Co., Ltd., Sponsored ADR	68,574	622,652
	Guangshen Railway Co., Ltd., Class H	6,012,000	1,083,605
	Guangxi Guiguan Electric Power Co., Ltd., Class A	32,500	22,751
	Guangxi Liugong Machinery Co., Ltd., Class A	614,963	714,525
	Guangxi Liuzhou Pharmaceutical Co., Ltd., Class A	150,400	471,036
	Guangxi Wuzhou Zhongheng Group Co., Ltd., Class A	1,448,614	610,538
	Guangzhou Automobile Group Co., Ltd., Class H	9,961,690	9,041,609
	Guangzhou Baiyun International Airport Co., Ltd., Class A	766,426	1,629,702
	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	1,758,000	4,408,207
	Guangzhou Haige Communications Group, Inc. Co., Class A	293,400	420,475
	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	53,500	1,291,829
	Guangzhou R&F Properties Co., Ltd., Class H	13,230,732	16,273,600
	Guangzhou Restaurant Group Co., Ltd., Class A	86,949	534,457
	Guangzhou Shangpin Home Collection Co., Ltd., Class A	38,979	465,412
	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A	57,950	1,221,111
	Guangzhou Tinci Materials Technology Co., Ltd., Class A	58,900	864,035
	Guangzhou Wondfo Biotech Co., Ltd., Class A	93,255	1,253,554
	Guangzhou Zhujiang Brewery Co., Ltd., Class A	175,800	274,561
	Guizhou Bailing Group Pharmaceutical Co., Ltd., Class A	319,800	385,910
	Guizhou Broadcasting & TV Information Network Co., Ltd., Class A	252,200	192,070
	Guizhou Gas Group Corp., Ltd., Class A	454,600	663,027
	Guizhou Panjiang Refined Coal Co., Ltd., Class A	268,400	281,075
	Guizhou Space Appliance Co., Ltd., Class A	64,600	545,213
*	Guizhou Xinbang Pharmaceutical Co., Ltd., Class A	410,500	514,075
*	Guocheng Mining Co., Ltd., Class A	122,481	161,020

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Guolian Securities Co., Ltd., Class H	758,000	$410,988
	Guomai Technologies, Inc., Class A	351,400	340,050
	Guorui Properties, Ltd.	6,013,000	588,434
	Guosen Securities Co., Ltd., Class A	418,797	824,095
*	Guosheng Financial Holding, Inc., Class A	281,076	417,016
	Guotai Junan Securities Co., Ltd., Class H	523,400	759,042
	Guoyuan Securities Co., Ltd., Class A	622,245	774,597
*	Haichang Ocean Park Holdings, Ltd.	4,375,000	281,612
	Haier Smart Home Co., Ltd., Class A	914,762	4,490,865
#*	Haier Smart Home Co., Ltd., Class H	12,807,999	53,027,668
*	Hailiang Education Group, Inc., ADR	18,179	1,066,198
	Hailir Pesticides and Chemicals Group Co., Ltd., Class A	43,660	140,612
*	Hainan Meilan International Airport Co., Ltd., Class H	998,000	5,782,046
	Hainan Poly Pharm Co., Ltd., Class A	73,100	496,308
*	Hainan Ruize New Building Material Co., Ltd., Class A	435,600	329,873
	Hainan Strait Shipping Co., Ltd., Class A	414,318	501,202
	Haisco Pharmaceutical Group Co., Ltd., Class A	230,548	615,442
	Haitian International Holdings, Ltd.	5,120,000	18,459,609
	Haitong Securities Co., Ltd., Class H	7,793,600	6,919,546
*	Hand Enterprise Solutions Co., Ltd., Class A	251,981	267,288
*	Hang Zhou Great Star Industrial Co., Ltd., Class A	151,200	792,987
	Hangcha Group Co., Ltd., Class A	198,220	598,632
	Hangjin Technology Co., Ltd., Class A	222,600	722,345
	Hangxiao Steel Structure Co., Ltd., Class A	690,920	391,220
	Hangzhou Binjiang Real Estate Group Co., Ltd., Class A	1,738,710	1,164,186
	Hangzhou Century Co., Ltd., Class A	251,900	289,613
	Hangzhou First Applied Material Co., Ltd., Class A	65,128	999,950
	Hangzhou Oxygen Plant Group Co., Ltd., Class A	280,357	1,146,783
	Hangzhou Robam Appliances Co., Ltd., Class A	132,300	785,996
	Hangzhou Silan Microelectronics Co., Ltd., Class A	144,900	501,471
	Hangzhou Tigermed Consulting Co., Ltd., Class A	32,500	840,060
	Han's Laser Technology Industry Group Co. Ltd., Class A	204,761	1,351,897
#	Harbin Bank Co., Ltd., Class H	663,000	86,166
	Harbin Boshi Automation Co., Ltd., Class A	219,456	434,210
*	Harbin Electric Co., Ltd., Class H	5,778,587	1,619,827
*	Harbin Gloria Pharmaceuticals Co., Ltd., Class A	498,100	203,993
*	Harmonicare Medical Holdings, Ltd.	898,000	177,208
	HBIS Resources Co., Ltd., Class A	94,700	362,524
#*	HC Group, Inc.	2,795,000	373,730
	Health and Happiness H&H International Holdings, Ltd.	2,040,500	9,941,757
	Hebei Chengde Lolo Co., Class A	321,500	315,369
#	Hebei Construction Group Corp., Ltd., Class H	22,500	9,398
	Hebei Hengshui Laobaigan Liquor Co., Ltd., Class A	88,000	336,410
	Hebei Sitong New Metal Material Co., Ltd., Class A	65,100	121,023
	Hefei Meiya Optoelectronic Technology, Inc., Class A	36,400	252,467
	Heilongjiang Agriculture Co., Ltd., Class A	427,200	1,079,394
	Henan Lingrui Pharmaceutical Co., Class A	43,500	52,260
	Henan Pinggao Electric Co., Ltd., Class A	479,200	472,731
*	Henan Senyuan Electric Co., Ltd., Class A	82,000	41,593
	Henan Shenhuo Coal & Power Co., Ltd., Class A	774,392	780,880
	Henan Shuanghui Investment & Development Co., Ltd., Class A	397,031	2,881,510
	Henan Yuguang Gold & Lead Co., Ltd., Class A	239,600	208,749
	Henan Zhongyuan Expressway Co., Ltd., Class A	861,825	411,136
	Henderson Investment, Ltd.	811,000	41,209
	Hengan International Group Co., Ltd.	5,586,122	39,952,046
#*	Hengdeli Holdings, Ltd.	14,196,800	492,988
	Hengdian Group DMEGC Magnetics Co., Ltd., Class A	580,900	1,389,239
	Hengli Petrochemical Co., Ltd.,, Class A	1,359,252	8,093,855
	Hengtong Optic-electric Co., Ltd., Class A	487,549	925,534

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hengyi Petrochemical Co., Ltd., Class A	1,275,144	$2,557,991
*	Hesteel Co., Ltd., Class A	4,520,900	1,438,074
	Hexing Electrical Co., Ltd., Class A	49,622	97,883
*	Hi Sun Technology China, Ltd.	7,947,000	1,440,731
#	Hisense Home Appliances Group Co., Ltd., Class H	3,085,000	5,251,370
	Hithink RoyalFlush Information Network Co., Ltd., Class A	66,508	1,215,826
	HKC Holdings, Ltd.	1,112,088	1,098,086
	Holitech Technology Co., Ltd., Class A	1,287,000	712,736
	Hongda Xingye Co., Ltd., Class A	927,581	413,906
	Hongfa Technology Co., Ltd., Class A	206,312	1,760,040
*	Honghua Group, Ltd.	18,211,000	572,725
	Honworld Group, Ltd.	750,000	245,227
	Hope Education Group Co., Ltd.	5,656,000	1,931,328
	Hopson Development Holdings, Ltd.	5,498,000	14,031,007
#*	Hua Hong Semiconductor, Ltd.	3,503,000	20,978,491
	Huaan Securities Co., Ltd., Class A	515,000	534,331
#	Huadian Power International Corp., Ltd., Class H	11,088,000	2,825,294
	Huadong Medicine Co., Ltd., Class A	375,552	1,528,248
	Huafa Industrial Co., Ltd. Zhuhai, Class A	862,700	848,106
	Huafon Chemical Co., Ltd., Class A	844,625	1,926,978
	Huafon Microfibre Shanghai Technology Co., Ltd.	764,865	643,896
	Huafu Fashion Co., Ltd., Class A	545,050	343,213
	Huagong Tech Co., Ltd., Class A	83,100	291,898
	Hualan Biological Engineering, Inc., Class A	194,860	1,383,777
	Huaneng Power International, Inc., Sponsored ADR	101,869	1,443,484
	Huaneng Power International, Inc., Class H	16,922,000	5,985,725
*	Huanxi Media Group, Ltd.	1,850,000	360,083
	Huapont Life Sciences Co., Ltd., Class A	697,023	514,519
	Huatai Securities Co., Ltd., Class H	3,757,200	5,971,072
	Huaxi Holdings Co., Ltd.	270,000	75,826
	Huaxi Securities Co., Ltd., Class A	373,400	582,698
	Huaxia Bank Co., Ltd., Class A	508,909	479,680
	Huaxin Cement Co., Ltd., Class A	153,200	463,301
	Huayu Automotive Systems Co., Ltd., Class A	763,931	3,512,104
	Huazhong In-Vehicle Holdings Co., Ltd.	3,934,000	451,455
#	Huazhu Group, Ltd., ADR	673,323	32,656,165
	Hubei Biocause Pharmaceutical Co., Ltd., Class A	702,700	430,753
	Hubei Dinglong Co., Ltd., Class A	198,900	673,622
	Hubei Energy Group Co., Ltd., Class A	698,700	382,273
	Hubei Jumpcan Pharmaceutical Co., Ltd., Class A	258,370	741,015
*	Hubei Kaile Science & Technology Co., Ltd., Class A	417,073	581,743
	Hubei Xingfa Chemicals Group Co., Ltd., Class A	440,078	883,936
	Huishang Bank Corp., Ltd., Class H	2,676,400	899,819
	Huizhou Desay Sv Automotive Co., Ltd., Class A	9,400	162,686
	Hunan Aihua Group Co., Ltd., Class A	149,322	548,436
	Hunan Gold Corp., Ltd., Class A	438,904	528,223
	Hunan New Wellful Co., Ltd., Class A	241,400	290,415
	Hunan Valin Steel Co., Ltd., Class A	1,504,100	1,171,342
	Hundsun Technologies, Inc., Class A	100,450	1,504,263
	Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia, Class A	836,597	1,148,487
#*	HUYA, Inc., ADR	83,694	2,166,838
*	Hytera Communications Corp., Ltd., Class A	533,002	484,265
*	HyUnion Holding Co., Ltd., Class A	465,100	384,548
#*	iDreamSky Technology Holdings, Ltd.	294,400	152,691
	Iflytek Co., Ltd., Class A	331,303	2,385,935
	IKD Co., Ltd., Class A	90,600	201,661
	IMAX China Holding, Inc.	1,018,600	1,664,913
	Industrial & Commercial Bank of China, Ltd., Class H	265,967,725	169,652,779
	Industrial Bank Co., Ltd., Class A	1,338,700	4,775,726

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Industrial Securities Co., Ltd., Class A	634,945	$807,857
	Infore Environment Technology Group Co., Ltd., Class A	537,301	670,587
*	Inke, Ltd.	421,000	101,889
*	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A	6,794,100	1,206,098
	Inner Mongolia Eerduosi Resources Co., Ltd., Class A	207,300	356,291
	Inner Mongolia First Machinery Group Co., Ltd., Class A	370,820	611,220
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A	1,239,620	1,124,743
	Inner Mongolia Yili Industrial Group Co., Ltd., Class A	936,900	6,393,384
	Inner Mongolia Yitai Coal Co., Ltd., Class H	55,700	36,192
*	Inner Mongolia Yuan Xing Energy Co., Ltd., Class A	605,100	199,079
*	Innovent Biologics, Inc.	825,000	9,377,966
*	Innuovo Technology Co., Ltd., Class A	138,100	112,138
	Inspur Electronic Information Industry Co., Ltd., Class A	181,100	723,549
*	Inspur International, Ltd.	1,510,000	378,911
	Inspur Software Co., Ltd., Class A	72,500	156,372
	IReader Technology Co., Ltd., Class A	73,900	419,342
*	IRICO Group New Energy Co., Ltd., Class H	480,000	117,333
	Jack Sewing Machine Co., Ltd., Class A	36,300	173,389
	Jafron Biomedical Co., Ltd., Class A	93,067	1,131,569
	Jason Furniture Hangzhou Co., Ltd., Class A	77,044	874,582
*	JC Finance & Tax Interconnect Holdings, Ltd., Class A	338,400	457,733
*	JD.com, Inc., ADR	933,460	82,788,567
	Jiajiayue Group Co., Ltd., Class A	261,101	820,015
	Jiangling Motors Corp., Ltd., Class A	101,500	282,311
	Jiangnan Group, Ltd.	16,139,000	748,477
*	Jiangsu Akcome Science & Technology Co., Ltd., Class A	808,417	294,207
	Jiangsu Changshu Rural Commercial Bank Co., Ltd., Class A	575,400	616,955
	Jiangsu Dingsheng New Energy Materials Co., Ltd., Class A	11,900	21,854
	Jiangsu Eastern Shenghong Co., Ltd., Class A	988,616	2,070,971
	Jiangsu Etern Co., Ltd., Class A	42,500	18,436
	Jiangsu Expressway Co., Ltd., Class H	6,080,000	7,050,705
	Jiangsu Guotai International Group Co., Ltd., Class A	574,805	536,608
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	152,698	2,760,845
	Jiangsu Hengrui Medicine Co., Ltd., Class A	608,179	9,732,482
	Jiangsu Hengshun Vinegar Industry Co., Ltd., Class A	286,976	1,059,563
*	Jiangsu Hoperun Software Co., Ltd., Class A	21,200	28,782
	Jiangsu Jiangyin Rural Commercial Bank Co., Ltd., Class A	1,048,260	664,438
	Jiangsu Kanion Pharmaceutical Co., Ltd., Class A	243,580	332,788
	Jiangsu King's Luck Brewery JSC, Ltd., Class A	270,001	2,325,581
*	Jiangsu Leike Defense Technology Co., Ltd., Class A	185,500	196,761
	Jiangsu Nhwa Pharmaceutical Co., Ltd., Class A	296,500	631,742
	Jiangsu Provincial Agricultural Reclamation and Development Corp.	261,000	468,984
	Jiangsu Shagang Co., Ltd., Class A	645,132	970,146
	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	348,458	10,970,984
	Jiangsu Yangnong Chemical Co., Ltd., Class A	90,300	2,002,779
	Jiangsu Yoke Technology Co., Ltd., Class A	65,200	616,789
	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	272,774	1,172,150
	Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd., Class A	872,626	756,726
	Jiangsu Zhongnan Construction Group Co., Ltd., Class A	784,400	936,464
	Jiangsu Zhongtian Technology Co., Ltd., Class A	1,119,500	1,811,617
	Jiangsu Zijin Rural Commercial Bank Co., Ltd., Class A	1,341,800	804,863
	Jiangxi Copper Co., Ltd., Class H	6,827,001	11,215,631
	Jiangxi Huangshanghuang Group Food Co., Ltd., Class A	134,100	462,883
	Jiangxi Wannianqing Cement Co., Ltd., Class A	202,848	374,947
	Jiangxi Zhengbang Technology Co., Ltd., Class A	675,616	1,807,494
	Jiangzhong Pharmaceutical Co., Ltd., Class A	190,800	297,871
	Jiayuan International Group, Ltd.	1,850,078	717,829
	Jilin Aodong Pharmaceutical Group Co., Ltd., Class A	218,206	519,211

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jilin Zixin Pharmaceutical Industrial Co., Ltd., Class A	244,700	$94,016
	Jinchuan Group International Resources Co., Ltd.	5,991,000	842,825
	Jinduicheng Molybdenum Co., Ltd., Class A	435,500	372,246
	Jingrui Holdings, Ltd.	2,055,000	680,806
	Jinke Properties Group Co., Ltd., Class A	939,245	1,007,563
#*	JinkoSolar Holding Co., Ltd., ADR	469,431	29,100,028
*	Jinneng Holding Shanxi Coal Industry Co., Ltd., Class A	350,600	253,684
	Jinneng Science&Technology Co., Ltd., Class A	242,559	731,264
	Jinyu Bio-Technology Co., Ltd., Class A	166,420	584,990
	Jinyuan EP Co., Ltd., Class A	155,000	167,697
	JiuGui Liquor Co., Ltd., Class A	44,800	1,223,851
	Jiuzhitang Co., Ltd., Class A	319,700	379,888
	Jizhong Energy Resources Co., Ltd., Class A	842,900	420,182
	JL Mag Rare-Earth Co., Ltd., Class A	100,800	574,165
	JNBY Design, Ltd.	1,847,000	2,138,045
	Joincare Pharmaceutical Group Industry Co., Ltd., Class A	471,149	891,947
	Joinn Laboratories China Co., Ltd., Class A	34,088	765,879
*	Jointown Pharmaceutical Group Co., Ltd., Class A	680,450	1,987,600
	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A	104,045	1,079,186
	Joy City Property, Ltd.	15,972,000	973,517
	Joyoung Co., Ltd., Class A	216,937	944,246
#	JOYY, Inc., ADR	361,463	33,269,055
	JSTI Group, Class A	365,200	311,846
	Ju Teng International Holdings, Ltd.	6,558,090	1,854,957
	Juewei Food Co., Ltd., Class A	121,099	1,687,357
	Juneyao Airlines Co., Ltd., Class A	628,700	1,052,392
*	Kai Yuan Holdings, Ltd.	15,890,000	92,367
	Kaisa Group Holdings, Ltd.	28,089,684	12,935,199
#	Kaisa Prosperity Holdings, Ltd.	73,000	185,443
*	Kangda International Environmental Co., Ltd.	3,066,000	260,889
#*	Kasen International Holdings, Ltd.	4,715,000	624,235
	Kingboard Holdings, Ltd.	6,549,666	26,690,126
	Kingboard Laminates Holdings, Ltd.	10,104,984	16,228,667
	KingClean Electric Co., Ltd., Class A	26,097	115,070
	Kingdee International Software Group Co., Ltd.	4,984,600	19,967,162
	Kingsoft Corp., Ltd.	420,000	3,237,603
	Konfoong Materials International Co., Ltd., Class A	45,959	324,475
*	Kong Sun Holdings, Ltd.	575,000	7,993
	Konka Group Co., Ltd., Class A	633,300	631,378
	KPC Pharmaceuticals, Inc., Class A	272,896	353,309
	Kunlun Energy Co., Ltd.	28,560,000	24,340,635
*	Kunwu Jiuding Investment Holdings Co., Ltd., Class A	149,982	404,383
	Kweichow Moutai Co., Ltd., Class A	173,874	56,824,175
	KWG Group Holdings, Ltd.	17,190,644	22,776,751
	KWG Group Holdings, Ltd.	263,500	349,124
*	KWG Living Group Holdings, Ltd.	8,727,072	9,196,167
	Lao Feng Xiang Co., Ltd., Class A	6,858	48,337
	Laobaixing Pharmacy Chain JSC, Class A	127,758	1,426,138
*	Launch Tech Co., Ltd., Class H	60,000	33,047
	Lee & Man Chemical Co., Ltd.	1,231,339	506,575
	Lee & Man Paper Manufacturing, Ltd.	10,962,200	9,612,284
	Lee's Pharmaceutical Holdings, Ltd.	2,009,000	1,261,647
	Legend Holdings Corp., Class H	1,546,400	2,450,639
	Lenovo Group, Ltd.	66,488,000	77,388,216
	Lens Technology Co., Ltd., Class A	983,100	5,049,211
	Leo Group Co., Ltd., Class A	2,913,300	1,415,349
	Lepu Medical Technology Beijing Co., Ltd., Class A	447,510	1,859,582
#*	LexinFintech Holdings, Ltd., ADR	706,294	5,487,904
	Leyard Optoelectronic Co., Ltd., Class A	1,015,650	987,519

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Li Ning Co., Ltd.	8,096,583	$50,440,126
	LianChuang Electronic Technology Co., Ltd., Class A	228,240	351,473
	Liaoning Cheng Da Co., Ltd., Class A	228,200	790,986
	Liaoning Port Co., Ltd., Class H	848,000	85,092
	Liaoning Wellhope Agri-Tech JSC, Ltd., Class A	188,344	340,581
*	Lier Chemical Co., Ltd., Class A	171,900	669,257
*	Lifestyle China Group, Ltd.	2,141,500	333,242
*	Lifetech Scientific Corp.	14,428,000	9,139,059
*	Lingbao Gold Group Co., Ltd., Class H	102,000	13,847
	LingNan Eco&Culture-Tourism Co., Ltd., Class A	287,900	124,372
	Lingyi iTech Guangdong Co., Class A	1,198,600	1,900,722
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co., Ltd., Class A	31,200	38,435
	Liuzhou Iron & Steel Co., Ltd., Class A	666,300	572,297
	Livzon Pharmaceutical Group, Inc., Class H	746,417	2,756,789
	Logan Group Co., Ltd.	11,720,000	17,493,144
	Lomon Billions Group Co., Ltd., Class A	299,677	1,839,246
	Loncin Motor Co., Ltd., Class A	771,588	360,693
	Long Yuan Construction Group Co., Ltd., Class A	664,402	521,482
	Longfor Group Holdings, Ltd.	8,130,000	45,783,846
	LONGi Green Energy Technology Co., Ltd., Class A	622,826	10,307,353
	Longshine Technology Group Co., Ltd., Class A	200,251	411,918
	Lonking Holdings, Ltd.	22,806,000	7,568,356
	Luenmei Quantum Co., Ltd., Class A	519,500	777,299
	Luoniushan Co., Ltd., Class A	157,000	198,321
*	Luoyang Glass Co., Ltd., Class H	292,000	306,448
	Luxi Chemical Group Co., Ltd., Class A	683,500	1,253,621
	Luxshare Precision Industry Co., Ltd., Class A	884,694	7,214,245
#	Luye Pharma Group, Ltd.	14,855,000	7,434,009
	Luzhou Laojiao Co., Ltd., Class A	151,176	6,013,818
#	LVGEM China Real Estate Investment Co., Ltd.	1,512,000	430,078
	Maanshan Iron & Steel Co., Ltd., Class H	4,930,177	1,364,867
	Maccura Biotechnology Co., Ltd., Class A	165,873	1,161,115
*	Macrolink Culturaltainment Development Co., Ltd., Class A	231,000	73,106
	Mango Excellent Media Co., Ltd., Class A	224,297	2,805,349
#*	Maoyan Entertainment	276,800	448,550
	Maoye International Holdings, Ltd.	2,174,000	95,134
*	Markor International Home Furnishings Co., Ltd., Class A	523,121	443,025
	Mayinglong Pharmaceutical Group Co., Ltd., Class A	89,700	261,499
*	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A	363,100	796,290
#*	Meitu, Inc.	2,509,000	486,418
*	Meituan, Class B	1,979,600	91,278,121
	Metallurgical Corp. of China, Ltd., Class H	10,246,000	1,975,391
	Milkyway Chemical Supply Chain Service Co., Ltd., Class A	38,000	801,029
	Min Xin Holdings, Ltd.	742,000	373,024
	Ming Yang Smart Energy Group, Ltd., Class A	338,416	1,053,615
#*	Mingfa Group International Co., Ltd.	4,986,000	456,590
#	Minmetals Land, Ltd.	9,869,644	1,116,484
	Minsheng Education Group Co., Ltd.	642,000	115,677
#	Minth Group, Ltd.	6,301,000	28,760,766
	Misho Ecology & Landscape Co., Ltd., Class A	71,300	58,661
	MLS Co., Ltd., Class A	471,700	1,159,957
*	MMG, Ltd.	29,057,999	11,196,593
	MOBI Development Co., Ltd.	2,518,000	194,033
#	Modern Land China Co., Ltd.	1,738,000	190,215
*	MOGU, Inc., ADR	20,692	47,592
	Momo, Inc., Sponsored ADR	1,089,767	16,651,640
*	Montnets Cloud Technology Group Co., Ltd., Class A	164,305	391,605
	Muyuan Foods Co., Ltd., Class A	577,220	7,922,549

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Myhome Real Estate Development Group Co., Ltd., Class A	1,102,500	$315,223
	MYS Group Co., Ltd., Class A	365,200	198,931
*	Nan Hai Corp., Ltd.	35,000,000	198,577
	NanJi E-Commerce Co., Ltd., Class A	464,900	701,888
	Nanjing Hanrui Cobalt Co., Ltd., Class A	21,800	355,989
	Nanjing Iron & Steel Co., Ltd., Class A	148,800	69,850
	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A	120,719	596,369
*	Nanjing Sample Technology Co., Ltd., Class H	36,500	19,033
	Nanjing Securities Co., Ltd., Class A	440,560	719,987
*	Nanjing Xinjiekou Department Store Co., Ltd., Class A	505,748	736,811
	NARI Technology Co., Ltd., Class A	889,803	4,038,952
*	Natural Food International Holding, Ltd.	96,000	8,395
*	Nature Home Holding Co., Ltd.	1,733,000	216,809
	NAURA Technology Group Co., Ltd., Class A	40,600	1,251,670
	NavInfo Co., Ltd., Class A	370,000	855,726
	NetDragon Websoft Holdings, Ltd.	1,369,000	3,233,302
	NetEase, Inc., ADR	1,143,858	131,532,231
*	New Century Healthcare Holding Co., Ltd.	58,000	13,640
	New China Life Insurance Co., Ltd., Class H	3,420,800	12,716,760
	New Hope Liuhe Co., Ltd., Class A	806,426	2,630,915
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	336,236	56,319,530
*	New World Department Store China, Ltd.	2,929,538	410,911
	Newland Digital Technology Co., Ltd., Class A	359,989	721,026
	Nexteer Automotive Group, Ltd.	6,646,000	10,656,742
	Nine Dragons Paper Holdings, Ltd.	16,732,000	25,775,763
	Ninestar Corp., Class A	355,086	1,473,428
	Ningbo Construction Co., Ltd., Class A	191,900	105,340
	Ningbo Huaxiang Electronic Co., Ltd., Class A	260,100	612,882
	Ningbo Joyson Electronic Corp., Class A	542,431	2,223,344
	Ningbo Orient Wires & Cables Co., Ltd., Class A	231,357	937,538
	Ningbo Sanxing Medical Electric Co., Ltd., Class A	535,278	504,955
	Ningbo Tuopu Group Co., Ltd., Class A	97,900	653,838
	Ningbo Yunsheng Co., Ltd., Class A	97,900	101,656
	Ningbo Zhoushan Port Co., Ltd., Class A	1,858,270	1,097,916
	Ningxia Jiaze New Energy Co., Ltd., Class A	475,100	295,255
*	NIO, Inc., ADR	2,391,232	136,300,224
#*	Niu Technologies, Sponsored ADR	125,659	5,495,068
#*	Noah Holdings, Ltd., Sponsored ADR	74,405	3,541,678
	Norinco International Cooperation, Ltd., Class A	194,100	204,382
	North Huajin Chemical Industries Co., Ltd., Class A	426,400	355,623
*	Northeast Pharmaceutical Group Co., Ltd., Class A	191,555	143,585
	Northeast Securities Co., Ltd., Class A	332,900	455,126
	NSFOCUS Technologies Group Co., Ltd., Class A	216,370	453,090
#*	NVC International Holdings, Ltd.	6,626,000	140,554
	Oceanwide Holdings Co., Ltd., Class A	615,844	278,589
	Offcn Education Technology Co., Ltd., Class A	217,681	1,331,757
	Offshore Oil Engineering Co., Ltd., Class A	904,722	590,057
	OFILM Group Co., Ltd., Class A	789,100	1,249,323
*	OneSmart International Education Group, Ltd., ADR	11,234	42,015
	Oppein Home Group, Inc., Class A	72,190	1,667,361
	Opple Lighting Co., Ltd., Class A	93,731	445,729
	ORG Technology Co., Ltd., Class A	1,024,100	686,327
*	Orient Group, Inc., Class A	1,444,800	700,894
	Orient Securities Co., Ltd., Class H	1,950,400	1,372,443
	Oriental Pearl Group Co., Ltd., Class A	735,080	989,882
*	Ourpalm Co., Ltd., Class A	798,900	684,583
	Ovctek China, Inc., Class A	57,500	978,457
	Overseas Chinese Town Asia Holdings, Ltd.	1,481,817	318,885
#	Pacific Online, Ltd.	2,485,195	408,981

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Pacific Securities Co., Ltd. (The), Class A	640,300	$322,911
*	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A	2,163,031	650,804
	PAX Global Technology, Ltd.	6,465,000	6,349,989
	PCI-Suntek Technology Co., Ltd., Class A	716,940	769,540
*	Pengdu Agriculture & Animal Husbandry Co., Ltd., Class A	838,500	294,443
	People's Insurance Co. Group of China, Ltd. (The), Class H	19,970,000	6,138,116
	Perfect World Co., Ltd., Class A	227,900	959,263
#	PetroChina Co., Ltd., ADR	131,763	4,008,230
	PetroChina Co., Ltd., Class H	142,684,000	43,030,620
	PharmaBlock Sciences Nanjing, Inc., Class A	18,000	465,679
*	Phoenix Media Investment Holdings, Ltd.	5,412,000	390,324
	Phoenix New Media, Ltd., ADR	108,052	150,192
	PICC Property & Casualty Co., Ltd., Class H	22,287,398	16,189,742
*	Pinduoduo, Inc., ADR	184,868	30,634,476
	Ping An Bank Co., Ltd., Class A	2,568,701	9,159,056
#*	Ping An Healthcare and Technology Co., Ltd.	541,300	6,697,297
	Ping An Insurance Group Co. of China, Ltd., Class H	30,207,000	355,771,382
	Pingdingshan Tianan Coal Mining Co., Ltd., Class A	1,233,300	931,716
*	Polaris Bay Group Co., Ltd., Class A	247,400	411,329
	Poly Developments and Holdings Group Co., Ltd., Class A	1,617,105	3,444,622
	Poly Property Group Co., Ltd.	20,023,068	5,756,569
	Postal Savings Bank of China Co., Ltd., Class H	27,526,000	19,638,484
*	Pou Sheng International Holdings, Ltd.	11,162,609	2,370,095
	Power Construction Corp. of China, Ltd., Class A	2,437,800	1,422,325
	Powerlong Real Estate Holdings, Ltd.	15,522,715	10,124,678
	Proya Cosmetics Co., Ltd., Class A	11,000	315,737
	PW Medtech Group, Ltd.	4,481,000	288,188
#	Q Technology Group Co., Ltd.	4,293,000	8,692,653
	Qianhe Condiment and Food Co., Ltd., Class A	64,876	460,872
	Qingdao East Steel Tower Stock Co., Ltd., Class A	182,500	226,025
	Qingdao Eastsoft Communication Technology Co., Ltd., Class A	38,139	86,867
	Qingdao Gon Technology Co., Ltd., Class A	113,100	509,859
	Qingdao Hanhe Cable Co., Ltd., Class A	577,884	322,548
	Qingdao Port International Co., Ltd., Class H	2,233,000	1,290,781
	Qingdao TGOOD Electric Co., Ltd., Class A	122,000	683,736
	Qingdao Topscomm Communication, Inc., Class A	124,820	158,562
	Qingling Motors Co., Ltd., Class H	5,112,000	1,034,104
	Qinhuangdao Port Co., Ltd., Class H	2,122,000	355,744
#*	Qinqin Foodstuffs Group Cayman Co., Ltd.	328,724	102,302
#*	Qudian, Inc., Sponsored ADR	166,041	333,742
	Qunxing Paper Holdings Co., Ltd.	854,211	0
	Rainbow Digital Commercial Co., Ltd., Class A	332,186	373,590
	Raisecom Technology Co., Ltd., Class A	44,600	57,922
	Rastar Group, Class A	155,600	78,956
*	Realcan Pharmaceutical Group Co., Ltd., Class A	425,800	305,848
	Red Avenue New Materials Group Co., Ltd., Class A	28,000	125,815
	Red Star Macalline Group Corp., Ltd., Class H	1,923,114	1,287,994
#	Redco Properties Group, Ltd.	8,526,000	2,867,802
	Redsun Properties Group, Ltd.	1,158,000	386,993
	Renhe Pharmacy Co., Ltd., Class A	413,700	357,939
*	REXLot Holdings, Ltd.	3,197,569	1,608
	Rianlon Corp., Class A	28,800	152,031
	Richinfo Technology Co., Ltd., Class A	19,800	47,834
*	RISE Education Cayman, Ltd.	12,692	72,725
	Road King Infrastructure, Ltd.	2,234,000	2,771,051
	Rongan Property Co., Ltd., Class A	793,600	329,073
	Rongsheng Petro Chemical Co., Ltd., Class A	1,118,219	5,901,634
	Ronshine China Holdings, Ltd.	3,120,500	2,064,711
	Runjian Co., Ltd., Class A	37,300	125,621

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	SAIC Motor Corp, Ltd., Class A	1,011,555	$3,422,095
	Sailun Group Co., Ltd., Class A	991,100	1,345,856
	Sanan Optoelectronics Co., Ltd., Class A	617,400	2,811,379
	SanFeng Intelligent Equipment Group Co., Ltd., Class A	273,160	144,811
	Sangfor Technologies, Inc., Class A	19,172	880,338
	Sansteel Minguang Co., Ltd. Fujian, Class A	1,181,250	1,155,943
	Sany Heavy Equipment International Holdings Co., Ltd.	8,671,500	7,213,907
	Sany Heavy Industry Co., Ltd., Class A	2,119,841	13,214,892
*	Saurer Intelligent Technology Co., Ltd., Class A	721,700	323,176
	SDIC Power Holdings Co., Ltd., Class A	1,170,516	1,571,795
	Sealand Securities Co., Ltd., Class A	767,300	611,665
	Seazen Group, Ltd.	18,502,000	16,943,443
	Seazen Holdings Co., Ltd. , Class A	443,230	2,890,417
#*	Secoo Holding, Ltd., ADR	31,941	85,282
	S-Enjoy Service Group Co., Ltd.	213,000	550,608
	SF Holding Co., Ltd., Class A	454,300	6,937,077
	SG Micro Corp., Class A	10,550	493,144
	SGIS Songshan Co., Ltd., Class A	495,381	303,803
	Shaanxi Coal Industry Co., Ltd., Class A	2,521,500	3,945,571
	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A	1,000,300	739,323
	Shandong Buchang Pharmaceuticals Co., Ltd., Class A	522,187	1,790,542
	Shandong Chenming Paper Holdings, Ltd., Class H	4,536,033	2,654,392
	Shandong Denghai Seeds Co., Ltd., Class A	177,700	507,848
	Shandong Gold Mining Co., Ltd., Class H	1,426,250	2,982,255
	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	176,841	935,872
	Shandong Hi-speed Co., Ltd., Class A	368,825	315,127
	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	348,770	2,100,058
	Shandong Humon Smelting Co., Ltd., Class A	193,898	382,335
	Shandong Jincheng Pharmaceutical Group Co., Ltd., Class A	53,400	169,112
	Shandong Longda Meat Foodstuff Co., Ltd., Class A	347,200	664,951
	Shandong Minhe Animal Husbandry Co., Ltd., Class A	61,700	126,982
	Shandong Nanshan Aluminum Co., Ltd., Class A	2,553,280	1,312,061
	Shandong New Beiyang Information Technology Co., Ltd., Class A	155,700	242,561
	Shandong Publishing & Media Co., Ltd., Class A	166,300	145,177
	Shandong Sinocera Functional Material Co., Ltd., Class A	159,500	1,180,548
	Shandong Sun Paper Industry JSC, Ltd., Class A	1,176,088	2,869,587
	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	11,532,000	21,536,783
	Shandong Xinhua Pharmaceutical Co., Ltd., Class H	1,473,200	769,662
	Shandong Yisheng Livestock & Poultry Breeding Co., Ltd., Class A	332,890	523,862
	Shanghai 2345 Network Holding Group Co., Ltd., Class A	2,335,426	626,954
	Shanghai AJ Group Co., Ltd., Class A	635,100	670,719
	Shanghai AtHub Co., Ltd., Class A	57,348	454,901
	Shanghai Bairun Investment Holding Group Co., Ltd., Class A	49,363	908,351
	Shanghai Baosight Software Co., Ltd., Class A	172,300	1,770,896
	Shanghai Belling Co., Ltd., Class A	172,500	370,399
	Shanghai Daimay Automotive Interior Co., Ltd., Class A	73,300	294,483
	Shanghai East China Computer Co., Ltd., Class A	91,068	346,728
*	Shanghai Electric Group Co., Ltd., Class H	9,170,000	3,348,073
	Shanghai Electric Power Co., Ltd., Class A	366,206	384,226
	Shanghai Environment Group Co., Ltd., Class A	363,136	613,263
*	Shanghai Fengyuzhu Culture and Technology Co., Ltd., Class A	15,200	48,988
#	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,116,000	9,505,652
*	Shanghai Fudan Microelectronics Group Co., Ltd., Class H	72,000	119,093
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd., Class H	1,910,000	1,252,965
	Shanghai Ganglian E-Commerce Holdings Co., Ltd., Class A	46,300	373,578
	Shanghai Haohai Biological Technology Co., Ltd., Class H	9,200	73,181
	Shanghai Industrial Development Co., Ltd., Class A	488,901	342,348
	Shanghai Industrial Holdings, Ltd.	3,490,000	4,782,124
	Shanghai Industrial Urban Development Group, Ltd.	20,001,025	1,904,308

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai International Airport Co Ltd, Class A	132,800	$1,619,894
	Shanghai International Port Group Co., Ltd., Class A	829,800	565,835
	Shanghai Jahwa United Co., Ltd., Class A	101,500	620,980
	Shanghai Jin Jiang Capital Co., Ltd., Class H	17,866,000	2,967,110
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd., Class A	197,333	347,443
*	Shanghai Junshi Biosciences Co., Ltd., Class H	20,600	202,891
	Shanghai Kinetic Medical Co., Ltd., Class A	201,636	389,851
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class A	251,900	407,549
	Shanghai M&G Stationery Inc, Class A	143,399	2,084,902
	Shanghai Maling Aquarius Co., Ltd., Class A	22,500	31,085
	Shanghai Mechanical and Electrical Industry Co., Ltd., Class A	311,400	906,650
	Shanghai Moons' Electric Co., Ltd., Class A	25,900	55,315
	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	5,090,200	8,798,376
*	Shanghai Phichem Material Co., Ltd., Class A	166,005	377,887
	Shanghai Pudong Development Bank Co., Ltd., Class A	4,593,955	7,068,416
	Shanghai Pudong Road & Bridge Construction Co., Ltd., Class A	180,100	157,217
	Shanghai Putailai New Energy Technology Co., Ltd., Class A	77,400	1,184,056
	Shanghai RAAS Blood Products Co., Ltd., Class A	701,300	783,272
	Shanghai Rongtai Health Technology Corp., Ltd., Class A	9,600	39,816
	Shanghai Shimao Co., Ltd., Class A	1,582,319	1,073,213
	Shanghai Shyndec Pharmaceutical Co., Ltd., Class A	401,600	527,236
	Shanghai Sinyang Semiconductor Materials Co., Ltd., Class A	59,293	435,571
	Shanghai Tunnel Engineering Co., Ltd., Class A	1,047,895	838,290
	Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd., Class A	310,001	644,734
*	Shanghai Wanye Enterprises Co., Ltd., Class A	266,810	600,576
	Shanghai Weaver Network Co., Ltd., Class A	4,949	71,215
	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A	682,100	1,102,077
*	Shanghai Zendai Property, Ltd.	5,710,000	71,600
	Shanghai Zhangjiang High-Tech Park Development Co., Ltd., Class A	140,848	374,918
	Shanghai Zijiang Enterprise Group Co., Ltd., Class A	476,500	331,694
	Shanxi Blue Flame Holding Co., Ltd., Class A	322,700	287,509
	Shanxi Coking Co., Ltd., Class A	655,790	635,128
	Shanxi Coking Coal Energy Group Co., Ltd., Class A	1,238,181	921,186
	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A	1,062,500	895,461
*	Shanxi Meijin Energy Co., Ltd., Class A	1,234,500	1,350,108
	Shanxi Taigang Stainless Steel Co., Ltd., Class A	1,868,500	1,026,775
	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	108,564	6,274,790
*	Shanying International Holding Co., Ltd., Class A	1,979,139	925,532
	Shede Spirits Co., Ltd., Class A	60,500	676,813
	Shenergy Co., Ltd., Class A	836,933	661,160
#	Sheng Ye Capital, Ltd.	144,000	111,331
	Shengda Resources Co., Ltd., Class A	247,252	509,274
*	Shenghe Resources Holding Co., Ltd., Class A	374,100	929,605
*	Shengjing Bank Co., Ltd., Class H	702,500	646,155
	Shenguan Holdings Group, Ltd.	5,926,000	225,038
	Shengyi Technology Co., Ltd., Class A	454,165	1,783,663
	Shennan Circuits Co., Ltd., Class A	93,100	1,537,117
	Shenwan Hongyuan Group Co., Ltd., Class H	741,600	201,152
	Shenzhen Agricultural Products Group Co., Ltd., Class A	538,500	468,551
	Shenzhen Airport Co., Ltd., Class A	373,900	451,922
	Shenzhen Aisidi Co., Ltd., Class A	393,138	639,822
	Shenzhen Anche Technologies Co., Ltd., Class A	60,600	339,694
*	Shenzhen Bauing Construction Holding Group Co., Ltd., Class A	582,500	274,355
	Shenzhen Capchem Technology Co., Ltd., Class A	71,700	915,820
	Shenzhen Center Power Tech Co., Ltd., Class A	48,900	149,402
	Shenzhen Comix Group Co., Ltd., Class A	204,700	376,450
	Shenzhen Danbond Technology Co., Ltd., Class A	20,400	14,715
	Shenzhen Das Intellitech Co., Ltd., Class A	455,700	236,375
	Shenzhen Desay Battery Technology Co., Class A	74,700	781,357

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Energy Group Co., Ltd., Class A	817,400	$789,076
	Shenzhen Everwin Precision Technology Co., Ltd., Class A	145,100	582,074
	Shenzhen Expressway Co., Ltd., Class H	5,364,000	4,926,319
	Shenzhen Fastprint Circuit Tech Co., Ltd., Class A	465,300	654,834
	Shenzhen FRD Science & Technology Co., Ltd.	136,700	374,403
	Shenzhen Gas Corp., Ltd., Class A	333,100	323,323
	Shenzhen Gongjin Electronics Co., Ltd., Class A	316,503	430,579
	Shenzhen Goodix Technology Co., Ltd., Class A	74,500	1,600,653
	Shenzhen Grandland Group Co., Ltd., Class A	228,528	95,239
	Shenzhen H&T Intelligent Control Co., Ltd., Class A	221,600	674,973
	Shenzhen Hepalink Pharmaceutical Group Co., Ltd., Class A	181,609	521,359
	Shenzhen Heungkong Holding Co., Ltd., Class A	870,600	236,313
*	Shenzhen Hifuture Information Technology Co., Ltd., Class A	57,400	32,208
	Shenzhen Inovance Technology Co., Ltd., Class A	218,650	3,211,831
	Shenzhen International Holdings, Ltd.	8,213,822	13,530,839
	Shenzhen Investment, Ltd.	29,061,674	9,598,863
	Shenzhen Jinjia Group Co., Ltd., Class A	654,600	982,235
	Shenzhen Kaifa Technology Co., Ltd., Class A	215,200	685,217
	Shenzhen Kangtai Biological Products Co., Ltd., Class A	21,000	479,387
	Shenzhen Kingdom Sci-Tech Co., Ltd., Class A	141,400	325,908
	Shenzhen Kinwong Electronic Co., Ltd., Class A	195,076	792,758
	Shenzhen Megmeet Electrical Co., Ltd., Class A	136,100	737,319
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	126,272	8,734,790
*	Shenzhen Neptunus Bioengineering Co., Ltd., Class A	1,021,150	552,044
	Shenzhen Overseas Chinese Town Co., Ltd., Class A	1,974,176	2,006,527
	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A	256,400	1,384,853
	Shenzhen SC New Energy Technology Corp., Class A	52,171	1,070,730
	Shenzhen SDG Information Co., Ltd., Class A	119,100	137,233
	Shenzhen Sinovatio Technology Co., Ltd., Class A	53,772	392,742
	Shenzhen Sunline Tech Co., Ltd., Class A	197,700	494,062
	Shenzhen Sunlord Electronics Co., Ltd., Class A	129,283	610,495
	Shenzhen Suntak Circuit Technology Co., Ltd., Class A	323,200	619,060
	Shenzhen Sunway Communication Co., Ltd., Class A	328,954	1,624,987
	Shenzhen Tagen Group Co., Ltd., Class A	487,900	414,202
*	Shenzhen Techand Ecology & Environment Co., Ltd., Class A	410,500	183,540
	Shenzhen World Union Group, Inc., Class A	931,477	584,610
	Shenzhen Yinghe Technology Co., Ltd., Class A	105,100	329,210
*	Shenzhen Yitoa Intelligent Control Co., Ltd., Class A	41,200	46,237
	Shenzhen Ysstech Info-tech Co., Ltd., Class A	306,800	375,996
	Shenzhen YUTO Packaging Technology Co., Ltd., Class A	161,580	819,673
	Shenzhen Zhenye Group Co., Ltd., Class A	504,500	378,544
	Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	1,599,950	1,035,747
	Shenzhou Space Park Group, Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co., Ltd., Class A	627,400	512,302
	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A	243,501	923,901
	Shimao Group Holdings, Ltd.	9,538,683	27,579,616
	Shinva Medical Instrument Co., Ltd., Class A	109,500	218,699
	Shougang Fushan Resources Group, Ltd.	14,455,294	3,409,274
*	Shouhang High-Tech Energy Co., Ltd., Class A	1,102,600	289,356
	Shui On Land, Ltd.	29,185,276	4,319,575
*	Siasun Robot & Automation Co., Ltd., Class A	287,780	528,022
	Sichuan Chuantou Energy Co., Ltd., Class A	517,808	876,839
	Sichuan Expressway Co., Ltd., Class H	5,250,000	1,195,856
	Sichuan Haite High-tech Co., Ltd., Class A	36,700	67,205
*	Sichuan Hebang Biotechnology Co., Ltd., Class A	2,811,220	572,732
	Sichuan Jiuyuan Yinhai Software Co., Ltd., Class A	47,100	131,413
	Sichuan Kelun Pharmaceutical Co., Ltd., Class A	397,763	1,170,003
	Sichuan Languang Development Co., Ltd., Class A	1,347,600	876,979
	Sichuan Shuangma Cement Co., Ltd., Class A	244,200	498,316

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Swellfun Co., Ltd., Class A	56,905	$790,068
	Sichuan Tianyi Comheart Telecom Co., Ltd., Class A	77,521	183,288
	Sichuan Yahua Industrial Group Co., Ltd., Class A	189,900	642,691
	Sieyuan Electric Co., Ltd., Class A	227,400	732,157
#	Sihuan Pharmaceutical Holdings Group, Ltd.	44,315,000	10,987,542
#*	Silver Grant International Holdings Group, Ltd.	8,640,000	979,511
#*	SINA Corp.	282,877	11,829,916
	Sino Biopharmaceutical, Ltd.	48,739,495	45,247,778
	Sino Wealth Electronic, Ltd., Class A	83,380	486,187
	Sinocare, Inc., Class A	84,136	545,077
	Sinochem International Corp., Class A	1,097,037	815,529
	Sinofert Holdings, Ltd.	13,790,673	1,647,330
*	Sino-I Technology, Ltd.	5,320,000	26,654
	Sinolink Securities Co., Ltd., Class A	286,800	628,573
#*	Sinolink Worldwide Holdings, Ltd.	14,975,492	662,993
	Sinoma International Engineering Co., Class A	691,250	921,586
	Sinoma Science & Technology Co., Ltd., Class A	487,651	1,897,967
	Sinomach Automobile Co., Ltd., Class A	128,300	93,410
	Sino-Ocean Group Holding, Ltd.	22,101,462	4,454,594
	Sinopec Engineering Group Co., Ltd., Class H	8,445,000	3,895,756
	Sinopec Kantons Holdings, Ltd.	8,580,000	2,992,365
*	Sinopec Oilfield Service Corp., Class H	11,198,000	863,827
	Sinopec Shanghai Petrochemical Co., Ltd., Sponsored ADR	29,244	641,018
	Sinopec Shanghai Petrochemical Co., Ltd., Class H	17,659,000	3,903,121
	Sinopharm Group Co., Ltd., Class H	8,204,800	20,107,105
	Sino-Platinum Metals Co., Ltd., Class A	103,400	343,633
*	Sinosoft Technology Group, Ltd.	5,378,400	1,012,463
	Sinotrans, Ltd., Class H	22,069,000	7,409,004
	Sinotruk Hong Kong, Ltd.	6,532,000	20,351,448
	Skshu Paint Co., Ltd., Class A	21,002	481,102
	Skyfame Realty Holdings, Ltd.	21,964,000	2,688,320
	Skyworth Digital Co., Ltd., Class A	323,199	357,893
*	Skyworth Group, Ltd.	8,618,645	2,513,556
#*	SOHO China, Ltd.	20,096,339	6,012,132
*	Sohu.com, Ltd., ADR	86,832	1,558,634
	Songcheng Performance Development Co., Ltd., Class A	109,600	277,720
*	Sou Yu Te Group Co., Ltd., Class A	1,189,580	378,867
*	Sparkle Roll Group, Ltd.	8,680,000	263,985
	Spring Airlines Co., Ltd., Class A	159,929	1,455,697
*	SPT Energy Group, Inc.	942,000	34,419
*	SRE Group, Ltd.	3,391,714	18,366
	SSY Group, Ltd.	15,190,506	7,990,517
*	Starrise Media Holdings, Ltd.	1,780,000	44,858
	Suchuang Gas Corp., Ltd.	302,000	82,661
#	Sun King Technology Group, Ltd.	3,300,000	1,178,025
	Sunac China Holdings, Ltd.	16,028,000	59,549,916
*	Sunac Services Holdings, Ltd.	501,029	1,408,755
	Sunflower Pharmaceutical Group Co., Ltd., Class A	176,600	352,599
	Sunfly Intelligent Technology Co., Ltd., Class A	163,400	279,334
	Sungrow Power Supply Co., Ltd., Class A	171,800	2,774,130
	Suning Universal Co., Ltd., Class A	1,255,600	751,085
	Suning.com Co., Ltd., Class A	1,338,249	1,366,398
	Sunny Optical Technology Group Co., Ltd.	2,316,400	60,513,473
	Sunresin New Materials Co., Ltd., Class A	53,500	340,624
#	Sunshine 100 China Holdings, Ltd.	244,000	39,156
	Sunward Intelligent Equipment Co., Ltd., Class A	374,400	443,319
	Sunwave Communications Co., Ltd., Class A	128,360	109,215
	Sunwoda Electronic Co., Ltd., Class A	287,000	1,196,553
*	Suzhou Anjie Technology Co., Ltd., Class A	251,000	608,578

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Suzhou Chunxing Precision Mechanical Co., Ltd., Class A	490,000	$270,039
	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A	346,200	1,162,235
	Suzhou Gold Mantis Construction Decoration Co., Ltd., Class A	855,947	1,050,518
	Suzhou Keda Technology Co., Ltd., Class A	17,900	18,642
	Suzhou Maxwell Technologies Co., Ltd., Class A	16,900	1,460,107
	Suzhou Secote Precision Electronic Co., Ltd., Class A	64,500	286,306
	Suzhou TFC Optical Communication Co., Ltd., Class A	59,270	448,553
#	Symphony Holdings, Ltd.	6,930,000	751,012
	T&S Communications Co., Ltd., Class A	25,000	56,704
*	Tahoe Group Co., Ltd., Class A	208,000	85,728
	Taiji Computer Corp., Ltd., Class A	123,828	452,315
*	TAL Education Group, ADR	458,065	35,216,037
	Tangshan Jidong Cement Co., Ltd., Class A	459,691	962,316
	TangShan Port Group Co., Ltd., Class A	2,521,404	900,150
	Tangshan Sanyou Chemical Industries Co., Ltd., Class A	866,900	1,574,205
*	Taung Gold International, Ltd.	60,800,000	179,995
	TBEA Co., Ltd., Class A	834,893	1,640,202
	TCL Electronics Holdings, Ltd.	6,053,932	5,175,429
	TCL Technology Group Corp., Class A	1,021,100	1,349,819
*	Tech-Bank Food Co., Ltd., Class A	429,200	944,778
	Ten Pao Group Holdings, Ltd.	60,000	17,651
	Tencent Holdings, Ltd.	17,216,900	1,534,082,153
*	Tencent Music Entertainment Group, ADR	417,242	11,098,637
#	Tenfu Cayman Holdings Co., Ltd.	101,000	77,835
	Texhong Textile Group, Ltd.	2,589,000	2,742,803
	Thunder Software Technology Co., Ltd., Class A	50,122	1,136,429
	Tian An China Investment Co., Ltd.	1,286,357	769,007
	Tian Di Science & Technology Co., Ltd., Class A	1,468,300	657,284
*	Tian Ge Interactive Holdings, Ltd.	1,528,000	163,076
*	Tian Shan Development Holding, Ltd.	1,584,000	568,552
	Tiangong International Co., Ltd.	6,222,000	3,491,904
	Tianjin 712 Communication & Broadcasting Co., Ltd., Class A	90,088	575,891
	Tianjin Capital Environmental Protection Group Co., Ltd., Class H	2,526,000	1,111,801
	Tianjin Chase Sun Pharmaceutical Co., Ltd., Class A	1,160,051	729,165
	Tianjin Development Holdings, Ltd.	2,497,800	519,980
	Tianjin Guangyu Development Co., Ltd., Class A	209,500	178,932
	Tianjin Port Development Holdings, Ltd.	14,281,200	1,103,281
	Tianjin Zhonghuan Semiconductor Co., Ltd., Class A	443,822	1,861,924
	Tianjin ZhongXin Pharmaceutical Group Corp., Ltd., Class A	197,172	523,171
	Tianli Education International Holdings, Ltd.	1,765,000	1,951,559
	Tianma Microelectronics Co., Ltd., Class A	643,800	1,592,485
#	Tianneng Power International, Ltd.	7,797,952	15,377,281
*	Tianqi Lithium Corp., Class A	180,649	1,668,602
	Tianshui Huatian Technology Co., Ltd., Class A	360,692	788,050
	Tianyun International Holdings, Ltd.	1,450,000	285,908
*	Tibet Summit Resources Co., Ltd., Class A	294,200	493,121
	Tibet Tianlu Co., Ltd., Class A	164,200	162,019
#*	Tibet Water Resources, Ltd.	6,597,000	601,284
	Tingyi Cayman Islands Holding Corp.	13,702,000	27,226,447
	Titan Wind Energy Suzhou Co., Ltd., Class A	759,100	963,415
	Toly Bread Co., Ltd., Class A	126,600	1,091,074
	Tomson Group, Ltd.	2,769,780	790,553
	Tong Ren Tang Technologies Co., Ltd., Class H	4,278,000	2,698,142
*	Tongcheng-Elong Holdings, Ltd.	1,487,600	2,651,433
	Tongda Group Holdings, Ltd.	41,970,000	2,857,327
*	Tongding Interconnection Information Co., Ltd., Class A	494,800	305,296
*	TongFu Microelectronics Co., Ltd., Class A	264,000	1,114,873
	Tonghua Dongbao Pharmaceutical Co., Ltd., Class A	714,160	1,232,229
*	Tonghua Golden-Horse Pharmaceutical Industry Co., Ltd., Class A	32,100	14,907

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tongkun Group Co., Ltd., Class A	830,766	$2,972,647
	Tongling Jingda Special Magnet Wire Co., Ltd., Class A	667,200	280,007
	Tongling Nonferrous Metals Group Co., Ltd., Class A	2,054,800	725,831
	Tongwei Co., Ltd., Class A	991,444	7,014,183
	Tonly Electronics Holdings, Ltd.	9,000	13,649
*	Topchoice Medical Corp., Class A	31,354	1,472,237
*	Topsec Technologies Group, Inc., Class A	216,100	693,184
	Towngas China Co., Ltd.	5,664,294	2,419,151
	Transfar Zhilian Co., Ltd., Class A	1,330,500	1,236,321
	TravelSky Technology, Ltd., Class H	4,624,938	10,304,909
#*	Trigiant Group, Ltd.	6,560,000	682,858
*	Trip.com Group, Ltd., ADR	1,420,251	45,206,589
	Trony Solar Holdings Co., Ltd.	2,133,000	0
#*	Truly International Holdings, Ltd.	7,415,000	1,304,489
	Tsaker Chemical Group, Ltd.	220,500	38,297
#	Tsingtao Brewery Co., Ltd., Class H	2,182,000	21,042,544
*	TuanChe, Ltd., ADR	3,011	11,382
*	Tunghsu Azure Renewable Energy Co., Ltd., Class A	96,700	41,719
*	Tunghsu Optoelectronic Technology Co., Ltd., Class A	2,084,400	694,543
*	Tuniu Corp., Sponsored ADR	80,591	149,093
*	Tus Environmental Science And Technology Development Co., Ltd., Class A	526,522	456,889
	Unigroup Guoxin Microelectronics Co., Ltd., Class A	101,971	1,897,843
	Unilumin Group Co., Ltd., Class A	197,931	246,360
	Uni-President China Holdings, Ltd.	9,620,308	11,629,531
	Unisplendour Corp., Ltd., Class A	799,620	2,537,927
*	United Energy Group, Ltd.	33,615,100	5,230,706
	Universal Scientific Industrial Shanghai Co., Ltd., Class A	143,000	364,798
#*	V1 Group, Ltd.	13,654,600	685,582
	Valiant Co., Ltd., Class A	223,527	746,768
	Vats Liquor Chain Store Management Joint Stock Co., Ltd.	7,900	30,404
	Vats Liquor Chain Store Management JSC, Ltd., Class A	45,800	176,266
	Vatti Corp., Ltd., Class A	324,500	394,999
*	VCredit Holdings, Ltd.	109,600	68,507
	Venustech Group, Inc., Class A	128,034	653,942
	Victory Giant Technology Huizhou Co., Ltd., Class A	217,800	715,936
#	Vinda International Holdings, Ltd.	1,850,000	6,239,981
*	Vipshop Holdings, Ltd., ADR	3,141,441	86,138,312
	Visual China Group Co., Ltd., Class A	197,700	416,395
	Walvax Biotechnology Co., Ltd., Class A	82,200	502,368
*	Wanda Film Holding Co., Ltd., Class A	97,800	323,646
	Wangfujing Group Co., Ltd., Class A	9,200	45,496
	Wangneng Environment Co., Ltd., Class A	158,300	361,369
	Wangsu Science & Technology Co., Ltd., Class A	710,700	657,733
	Wanhua Chemical Group Co., Ltd., Class A	664,114	11,447,236
	Want Want China Holdings, Ltd.	37,524,000	26,946,348
	Wanxiang Qianchao Co., Ltd., Class A	381,502	273,597
	Wasion Holdings, Ltd.	4,518,000	1,377,151
	Wasu Media Holding Co., Ltd., Class A	538,000	668,670
#*	Weibo Corp., Sponsored ADR	342,312	15,602,581
	Weichai Power Co., Ltd., Class H	11,480,120	33,858,788
	Weifu High-Technology Group Co., Ltd., Class A	164,447	580,979
	Weihai Guangwei Composites Co., Ltd., Class A	98,400	1,348,415
	Weiqiao Textile Co., Class H	3,151,000	706,015
	Wens Foodstuffs Group Co., Ltd., Class A	1,644,660	4,310,008
	West China Cement, Ltd.	35,572,000	5,167,092
	Western Region Gold Co., Ltd., Class A	89,400	181,682
	Western Securities Co., Ltd., Class A	498,100	760,181
	Westone Information Industry, Inc., Class A	198,560	519,624

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Will Semiconductor Co., Ltd., Class A	86,745	$3,863,971
	Wingtech Technology Co., Ltd., Class A	163,400	2,651,183
	Winning Health Technology Group Co., Ltd., Class A	150,680	353,432
	Wisdom Education International Holdings Co., Ltd.	2,996,000	1,436,540
	Wison Engineering Services Co., Ltd.	397,000	27,590
	Wolong Electric Group Co., Ltd., Class A	582,600	1,106,142
*	Wonders Information Co., Ltd., Class A	150,200	440,736
	Wuchan Zhongda Group Co., Ltd., Class A	1,317,850	868,536
*	Wuhan DDMC Culture & Sports Co., Ltd., Class A	64,900	57,153
	Wuhan Department Store Group Co., Ltd., Class A	339,800	544,812
	Wuhan Guide Infrared Co., Ltd., Class A	111,510	734,003
	Wuhan Jingce Electronic Group Co., Ltd., Class A	75,660	660,979
*	Wuhan P&S Information Technology Co., Ltd., Class A	480,600	260,145
	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	25,200	357,421
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd., Class A	453,934	2,264,863
	Wuhu Token Science Co., Ltd., Class A	862,440	1,000,444
	Wuliangye Yibin Co., Ltd., Class A	705,602	31,694,496
	WUS Printed Circuit Kunshan Co., Ltd., Class A	569,800	1,505,428
*	Wutong Holding Group Co., Ltd., Class A	249,700	128,788
	WuXi AppTec Co., Ltd., Class H	302,500	7,195,681
*	Wuxi Biologics Cayman, Inc.	1,708,500	23,922,281
	Wuxi Lead Intelligent Equipment Co., Ltd., Class A	164,304	2,264,155
	Wuxi Taiji Industry Co., Ltd., Class A	577,556	724,908
	XCMG Construction Machinery Co., Ltd., Class A	1,790,700	1,481,594
	XGD, Inc., Class A	117,194	167,547
#	Xiabuxiabu Catering Management China Holdings Co., Ltd.	3,966,000	8,765,824
	Xiamen C & D, Inc., Class A	1,228,188	1,466,174
	Xiamen Comfort Science & Technology Group Co., Ltd., Class A	159,630	356,591
	Xiamen Faratronic Co., Ltd., Class A	68,958	1,081,747
	Xiamen International Airport Co., Ltd., Class A	33,900	85,478
	Xiamen International Port Co., Ltd., Class H	6,883,338	1,070,806
	Xiamen Intretech, Inc., Class A	129,450	1,378,867
	Xiamen ITG Group Corp., Ltd., Class A	755,063	714,972
	Xiamen Kingdomway Group Co., Class A	173,466	797,165
	Xiamen Meiya Pico Information Co., Ltd., Class A	196,400	570,179
	Xiamen Tungsten Co., Ltd., Class A	339,141	925,021
	Xiamen Xiangyu Co., Ltd., Class A	910,300	734,988
*	Xian International Medical Investment Co., Ltd., Class A	342,050	616,577
	Xiandai Investment Co., Ltd., Class A	324,556	214,627
*	Xiaomi Corp., Class B	32,617,600	121,816,459
	Xilinmen Furniture Co., Ltd., Class A	131,000	370,304
*	Xinchen China Power Holdings, Ltd.	284,000	16,408
	Xinfengming Group Co., Ltd., Class A	368,192	1,034,481
	Xingda International Holdings, Ltd.	8,323,809	2,285,289
	Xingfa Aluminium Holdings, Ltd.	348,000	346,918
	Xinhu Zhongbao Co., Ltd., Class A	1,223,000	568,953
	Xinhua Winshare Publishing and Media Co., Ltd., Class H	2,743,000	1,690,546
	Xinjiang Communications Construction Group Co., Ltd., Class A	131,900	207,277
#	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	4,229,784	8,811,045
*	Xinjiang Machinery Research Institute Co., Ltd., Class A	379,500	221,957
	Xinjiang Tianshan Cement Co., Ltd., Class A	269,601	607,294
	Xinjiang Xintai Natural Gas Co., Ltd., Class A	25,900	74,169
	Xinjiang Zhongtai Chemical Co., Ltd., Class A	737,100	926,224
	Xinxing Ductile Iron Pipes Co., Ltd., Class A	1,735,400	970,027
	Xinyangfeng Agricultural Technology Co., Ltd., Class A	479,100	1,399,369
	Xinyi Solar Holdings, Ltd.	28,249,834	61,810,644
	Xinyu Iron & Steel Co., Ltd., Class A	1,443,700	904,804
	Xinyuan Real Estate Co., Ltd., ADR	126,294	287,950

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xtep International Holdings, Ltd.	9,033,389	$4,040,866
	Xuji Electric Co., Ltd., Class A	381,600	768,083
#*	Xunlei, Ltd., ADR	115,663	528,580
	Yadea Group Holdings, Ltd.	9,382,000	24,398,625
	YaGuang Technology Group Co., Ltd., Class A	171,000	262,413
*	Yanchang Petroleum International, Ltd.	13,010,000	62,328
	Yango Group Co., Ltd., Class A	859,600	803,918
	Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co., Class H	94,000	122,126
	Yangzhou Yangjie Electronic Technology Co., Ltd., Class A	98,800	671,747
	Yantai Changyu Pioneer Wine Co., Ltd., Class A	99,612	573,239
	Yantai Dongcheng Pharmaceutical Co., Ltd., Class A	181,790	512,878
	Yantai Eddie Precision Machinery Co., Ltd., Class A	26,860	315,526
	Yantai Jereh Oilfield Services Group Co., Ltd., Class A	331,692	2,196,796
	YanTai Shuangta Food Co., Ltd., Class A	186,300	344,719
*	Yantai Tayho Advanced Materials Co., Ltd., Class A	77,900	199,294
	Yantai Zhenghai Magnetic Material Co., Ltd., Class A	88,800	177,630
	Yanzhou Coal Mining Co., Ltd., Class H	17,084,000	13,205,297
*	Yashili International Holdings, Ltd.	3,046,000	278,533
	Yealink Network Technology Corp., Ltd., Class A	83,750	1,034,952
	YGSOFT, Inc., Class A	38,870	47,379
#	YiChang HEC ChangJiang Pharmaceutical Co., Ltd., Class H	1,504,400	1,730,516
*	Yida China Holdings, Ltd.	612,000	169,783
	Yifan Pharmaceutical Co., Ltd., Class A	298,100	839,879
	Yifeng Pharmacy Chain Co., Ltd., Class A	103,861	1,628,439
	Yihai International Holding, Ltd.	2,395,000	39,343,723
	Yijiahe Technology Co., Ltd., Class A	28,372	353,408
	Yintai Gold Co., Ltd., Class A	772,760	946,232
	Yipinhong Pharmaceutical Co., Ltd., Class A	24,800	163,814
	Yip's Chemical Holdings, Ltd.	1,348,000	520,487
*	Yiren Digital, Ltd., Sponsored ADR	158,114	547,074
*	Yixin Group, Ltd.	95,219	31,527
	Yixintang Pharmaceutical Group Co., Ltd., Class A	135,278	804,129
	Yonghui Superstores Co., Ltd., Class A	1,601,787	1,688,044
	Yonyou Network Technology Co., Ltd., Class A	194,143	1,290,675
	Yotrio Group Co., Ltd., Class A	903,500	483,943
	Youngor Group Co., Ltd., Class A	658,400	722,060
*	Youyuan International Holdings, Ltd.	4,273,760	26,900
	Youzu Interactive Co., Ltd., Class A	264,500	526,394
*	Yuan Longping High-tech Agriculture Co., Ltd., Class A	186,600	518,658
	Yuexiu Property Co., Ltd.	76,259,784	14,896,538
	Yuexiu Transport Infrastructure, Ltd.	4,787,415	3,218,465
	Yum China Holdings, Inc.	1,322,585	75,003,795
	Yunda Holding Co., Ltd., Class A	711,986	1,862,052
*	Yunji, Inc.	6,100	14,091
*	Yunnan Aluminium Co., Ltd., Class A	1,455,900	1,691,914
	Yunnan Baiyao Group Co Ltd, Class A	111,828	2,295,472
*	Yunnan Copper Co., Ltd., Class A	375,700	749,308
	Yunnan Energy New Material Co., Ltd., Class A	119,576	2,428,859
*	Yunnan Tin Co., Ltd., Class A	758,300	1,437,418
	Yunnan Water Investment Co., Ltd., Class H	245,000	30,318
	Yuzhou Group Holdings Co., Ltd.	27,873,013	9,707,696
	ZBOM Home Collection Co., Ltd., Class A	54,540	330,840
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A	62,149	2,861,613
	Zhaojin Mining Industry Co., Ltd., Class H	2,409,666	2,592,682
	Zhefu Holding Group Co., Ltd., Class A	715,131	525,862
*	Zhejiang Century Huatong Group Co., Ltd., Class A	2,083,560	1,997,237
	Zhejiang Chint Electrics Co., Ltd., Class A	350,638	2,002,327
	Zhejiang Communications Technology Co., Ltd.	280,200	218,984
*	Zhejiang Conba Pharmaceutical Co., Ltd., Class A	363,600	236,311

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Crystal-Optech Co., Ltd., Class A	352,862	$581,713
	Zhejiang Dahua Technology Co., Ltd., Class A	608,000	2,285,521
	Zhejiang Dingli Machinery Co., Ltd., Class A	90,271	1,618,357
	Zhejiang Expressway Co., Ltd., Class H	8,592,000	6,948,402
*	Zhejiang Garden Bio-Chemical High-tech Co., Ltd., Class A	124,900	268,571
#	Zhejiang Glass Co., Ltd.	192,000	0
	Zhejiang Hailiang Co., Ltd., Class A	880,761	1,106,036
	Zhejiang Hangmin Co., Ltd., Class A	349,400	300,634
	Zhejiang Hisoar Pharmaceutical Co., Ltd., Class A	515,324	614,229
	Zhejiang Huace Film & TV Co., Ltd., Class A	716,300	764,002
	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A	316,811	1,198,003
*	Zhejiang Huayou Cobalt Co., Ltd., Class A	98,100	1,495,840
	Zhejiang Jiahua Energy Chemical Industry Co., Ltd., Class A	559,700	702,608
	Zhejiang Jianfeng Group Co., Ltd., Class A	98,221	195,158
	Zhejiang Jiecang Linear Motion Technology Co., Ltd., Class A	69,460	971,806
	Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	99,612	445,522
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	223,770	1,382,167
*	Zhejiang Jingu Co., Ltd., Class A	376,100	455,273
	Zhejiang Jingxin Pharmaceutical Co., Ltd., Class A	111,000	167,631
*	Zhejiang Jinke Culture Industry Co., Ltd., Class A	431,400	252,444
	Zhejiang Juhua Co., Ltd., Class A	1,042,220	1,418,658
*	Zhejiang Kaishan Compressor Co., Ltd., Class A	139,600	296,903
	Zhejiang Longsheng Group Co., Ltd., Class A	1,126,934	2,381,643
	Zhejiang Medicine Co., Ltd., Class A	389,400	817,950
	Zhejiang Meida Industrial Co., Ltd., Class A	193,300	578,634
*	Zhejiang Narada Power Source Co., Ltd., Class A	305,500	570,664
	Zhejiang NHU Co., Ltd., Class A	461,014	2,642,230
	Zhejiang Orient Financial Holdings Group Co., Ltd., Class A	523,600	453,781
	Zhejiang Runtu Co., Ltd., Class A	469,050	706,304
	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	683,652	2,419,450
	Zhejiang Satellite Petrochemical Co., Ltd., Class A	441,900	2,396,850
	Zhejiang Semir Garment Co., Ltd., Class A	682,325	906,600
	Zhejiang Supor Co., Ltd., Class A	12,730	156,640
	Zhejiang Tianyu Pharmaceutical Co., Ltd., Class A	69,946	825,070
	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A	713,100	606,605
	Zhejiang Wanliyang Co., Ltd., Class A	505,799	577,049
	Zhejiang Weiming Environment Protection Co., Ltd., Class A	348,155	934,722
	Zhejiang Weixing New Building Materials Co., Ltd., Class A	276,857	908,636
	Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd., Class A	60,501	869,455
	Zhejiang Xianju Pharmaceutical Co., Ltd., Class A	231,450	400,789
	Zhejiang Xinan Chemical Industrial Group Co., Ltd., Class A	186,800	293,264
	Zhejiang Yankon Group Co., Ltd., Class A	409,329	222,980
	Zhejiang Yasha Decoration Co., Ltd., Class A	477,400	650,643
*	Zhejiang Yongtai Technology Co., Ltd., Class A	282,010	405,492
	Zhengzhou Coal Mining Machinery Group Co., Ltd., Class H	1,967,000	2,656,770
	Zhengzhou Yutong Bus Co., Ltd., Class A	490,000	1,053,602
	Zhenro Properties Group, Ltd.	1,036,000	604,769
	Zheshang Securities Co., Ltd., Class A	177,200	361,211
#	Zhong An Group, Ltd.	13,150,888	490,251
#*	ZhongAn Online P&C Insurance Co., Ltd., Class H	373,500	2,286,648
	Zhongji Innolight Co., Ltd., Class A	125,732	1,004,223
	Zhongjin Gold Corp., Ltd., Class A	583,400	755,874
*	Zhongshan Broad Ocean Motor Co., Ltd., Class A	776,900	506,306
	Zhongsheng Group Holdings, Ltd.	6,041,500	35,381,385
*	Zhongtian Financial Group Co., Ltd., Class A	983,700	409,365
	Zhongyu Gas Holdings, Ltd.	1,544,550	1,381,767
	Zhongyuan Environment-Protection Co., Ltd., Class A	168,600	158,913
#	Zhou Hei Ya International Holdings Co., Ltd.	5,850,000	6,392,903
#*	Zhuguang Holdings Group Co., Ltd.	822,000	110,224

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhuhai Holdings Investment Group, Ltd.	168,000	$63,727
*	Zhuhai Orbita Aerospace Science & Technology Co., Ltd., Class A	231,600	322,657
	Zhuzhou CRRC Times Electric Co., Ltd., Class H	3,068,350	15,367,025
	Zhuzhou Hongda Electronics Corp., Ltd., Class A	97,200	1,041,839
	Zhuzhou Kibing Group Co., Ltd., Class A	687,600	1,302,590
	Zibo Qixiang Tengda Chemical Co., Ltd., Class A	757,658	1,105,767
	Zijin Mining Group Co., Ltd., Class H	31,566,000	34,844,605
*	ZJBC Information Technology Co., Ltd., Class A	360,720	281,600
	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	7,690,600	10,509,461
	ZTE Corp., Class H	2,662,992	7,535,576
	ZTO Express Cayman, Inc., ADR	1,119,664	37,038,485
TOTAL CHINA			9,859,657,118
COLOMBIA — (0.2%)
	Banco de Bogota SA	91,924	2,148,067
	Bancolombia SA, Sponsored ADR	198,752	6,994,083
	Bancolombia SA	627,739	5,382,120
	Bolsa de Valores de Colombia	20,739	71,764
	Celsia SA ESP	1,299,891	1,748,240
	Cementos Argos SA	1,901,389	3,111,263
*	CEMEX Latam Holdings SA	832,855	975,435
*	Constructora Conconcreto SA	19,345	2,602
*	Corp. Financiera Colombiana SA	299,162	2,700,752
	Ecopetrol SA	12,132,927	6,901,039
	Grupo Argos SA	405,195	1,509,971
#	Grupo Aval Acciones y Valores SA, ADR	45,906	294,257
	Grupo de Inversiones Suramericana SA	534,824	3,401,650
	Grupo Energia Bogota SA ESP	3,402,760	2,489,379
	Grupo Nutresa SA	471,389	3,222,716
	Interconexion Electrica SA ESP	1,709,104	11,042,836
	Mineros SA	47,961	57,771
	Promigas SA ESP	27,701	58,988
TOTAL COLOMBIA			52,112,933
CZECH REPUBLIC — (0.1%)
	CEZ A.S.	711,030	17,050,431
*	Komercni banka A.S.	162,486	4,931,777
*	Moneta Money Bank A.S.	2,748,143	9,331,294
	O2 Czech Republic A.S.	304,219	3,571,359
	Philip Morris CR A.S.	2,400	1,700,918
TOTAL CZECH REPUBLIC			36,585,779
EGYPT — (0.1%)
	Commercial International Bank Egypt S.A.E., GDR	3,828,381	15,099,950
	Commercial International Bank Egypt S.A.E., GDR	299,777	1,184,121
*	Egyptian Financial Group-Hermes Holding Co., GDR	72,912	145,824
*	Egyptian Financial Group-Hermes Holding Co., GDR	18,996	37,921
TOTAL EGYPT			16,467,816
GREECE — (0.2%)
*	Aegean Airlines SA	202,809	1,010,612
*	Alpha Bank AE	610,484	552,337
	Athens Water Supply & Sewage Co. SA	121,179	961,944
	Autohellas Tourist and Trading SA	11,683	77,873
	Bank of Greece	3,569	67,310
*	Ellaktor SA	518,178	876,196
*	Eurobank Ergasias Services and Holdings SA, Class A	725,990	479,517

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
*	FF Group	156,853	$171,314
*	Fourlis Holdings SA	192,550	879,655
*	GEK Terna Holding Real Estate Construction SA	279,477	2,424,841
	Hellenic Exchanges - Athens Stock Exchange SA	256,666	1,086,185
	Hellenic Petroleum SA	188,008	1,248,132
	Hellenic Telecommunications Organization SA	540,008	7,849,361
	Holding Co. ADMIE IPTO SA	569,809	1,645,158
*	Intracom Holdings SA	107,082	98,289
	JUMBO SA	236,505	3,704,840
*	LAMDA Development SA	250,782	1,925,615
	Motor Oil Hellas Corinth Refineries SA	205,175	2,884,093
	Mytilineos SA	308,820	4,496,348
*	National Bank of Greece SA	329,017	772,129
	OPAP SA	837,602	10,254,072
*	Piraeus Financial Holdings SA	527,233	571,010
	Piraeus Port Authority SA	25,605	581,885
*	Public Power Corp. SA	525,419	4,484,694
	Sarantis SA	25,496	280,566
	Terna Energy SA	152,515	2,600,151
	Titan Cement International SA	218,016	3,799,564
TOTAL GREECE			55,783,691
HONG KONG — (0.2%)
	Anxin-China Holdings, Ltd.	13,373,000	0
#	Atlas Corp.	787,066	8,846,622
#*	Beijing Energy International Holding Co., Ltd.	14,756,000	474,278
*	China Boton Group Co., Ltd.	122,000	124,061
#	China Huiyuan Juice Group, Ltd.	3,039,500	137,445
	China New Higher Education Group, Ltd.	1,010,000	670,819
#	DBA Telecommunication (Asia) Holdings, Ltd.	1,020,000	50,071
	Fiber Optic Center, Inc.	4,584,800	31,045
#	Fuguiniao Co., Ltd.	782,600	73,433
*	GR Properties, Ltd.	370,000	44,750
	Hosa International, Inc.	2,198,000	15,422
	Hua Han Health Industry Holdings, Ltd.	17,460,041	675,589
	Huishan Dairy	1,990,720	5,546
	Karce International Holdings Open	1,662,000	0
*	Long Well International Holdings, Ltd.	5,680,000	16,190
#*	Mobvista, Inc.	359,000	277,942
	My Medicare	4,480,000	24,904
	Perennial Energy Holdings, Ltd.	110,000	208,763
	Prinx Chengshan Cayman Holding, Ltd.	97,000	102,088
	Real Gold Mining, Ltd.	640,000	21,710
	Shenzhou International Group Holdings, Ltd.	2,528,200	49,303,698
#	Shoucheng Holdings, Ltd.	13,007,640	3,107,362
#	SMI Culture & Travel Group Holdings, Ltd.	4,693,951	56,788
	Tech-Pro, Inc.	37,652,000	62,160
	Tenwow International Holdings, Ltd.	2,865,000	105,314
	Untrade.Superb Summit	95,000	3,355
	Wharf Holdings, Ltd. (The)	837,000	1,841,644
TOTAL HONG KONG			66,280,999
HUNGARY — (0.2%)
*	CIG Pannonia Life Insurance P.L.C., Class A	71,774	75,401
	Magyar Telekom Telecommunications P.L.C.	3,758,125	5,011,277
*	MOL Hungarian Oil & Gas P.L.C.	3,121,298	23,438,732
*	OTP Bank Nyrt	718,571	32,763,801

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	Richter Gedeon Nyrt	355,298	$10,008,562
TOTAL HUNGARY			71,297,773
INDIA — (10.8%)
*	3M India, Ltd.	7,493	1,972,769
	Aarti Drugs, Ltd.	153,948	1,430,220
	Aarti Industries, Ltd.	419,174	6,650,630
	ABB India, Ltd.	16,880	320,248
*	ABB Powar Products & System India, Ltd.	24,496	405,474
	Abbott India, Ltd.	9,321	1,812,602
	ACC, Ltd.	276,152	6,059,624
	Accelya Solutions India, Ltd.	3,197	40,245
	Action Construction Equipment, Ltd.	10,432	18,402
	Adani Enterprises, Ltd.	1,336,541	9,162,358
*	Adani Green Energy, Ltd.	1,691,370	23,736,931
	Adani Ports & Special Economic Zone, Ltd.	1,915,222	13,358,787
*	Adani Power, Ltd.	10,839,273	7,620,420
	Adani Total Gas, Ltd.	1,140,871	5,921,912
*	Adani Transmissions, Ltd.	1,843,274	11,643,603
*	Aditya Birla Capital, Ltd.	2,263,199	2,511,652
*	Aditya Birla Fashion and Retail, Ltd.	735,319	1,507,115
	Advanced Enzyme Technologies, Ltd.	75,148	328,457
	Aegis Logistics, Ltd.	542,864	2,103,032
	Agro Tech Foods, Ltd.	49,566	557,273
*	Ahluwalia Contracts India, Ltd.	25,428	93,974
	AIA Engineering, Ltd.	224,821	6,023,704
	Ajanta Pharma, Ltd.	263,759	6,340,245
	Akzo Nobel India, Ltd.	64,760	1,980,853
	Alembic Pharmaceuticals, Ltd.	511,496	6,620,748
	Alembic, Ltd.	745,660	948,347
	Alkyl Amines Chemicals	6,717	443,142
	Allcargo Logistics, Ltd.	601,442	1,072,278
	Amara Raja Batteries, Ltd.	180,985	2,273,696
	Ambuja Cements, Ltd.	2,274,773	7,587,898
	Amrutanjan Health Care, Ltd.	4,325	29,053
*	Amtek Auto, Ltd.	876,612	6,195
*	Anant Raj Global, Ltd.	261,467	79,737
	Anant Raj, Ltd.	261,467	147,040
	Apar Industries, Ltd.	9,153	45,356
*	APL Apollo Tubes, Ltd.	276,645	3,430,372
	Apollo Hospitals Enterprise, Ltd.	281,302	9,862,039
	Apollo Tyres, Ltd.	2,479,225	6,656,806
*	Arvind Fashions, Ltd.	429,892	851,363
*	Arvind, Ltd.	958,375	700,123
	Asahi India Glass, Ltd.	388,763	1,402,198
	Ashiana Housing, Ltd.	63,000	87,750
	Ashok Leyland, Ltd.	9,777,892	14,717,444
*	Ashoka Buildcon, Ltd.	666,095	793,803
	Asian Paints, Ltd.	891,101	29,423,214
	Astra Microwave Products, Ltd.	45,479	72,448
	Astral Poly Technik, Ltd.	237,559	5,538,096
	AstraZeneca Pharma India, Ltd.	4,481	222,163
	Atul, Ltd.	105,985	9,259,450
	Aurobindo Pharma, Ltd.	2,019,461	25,020,364
	Automotive Axles, Ltd.	39,957	543,446
	Avanti Feeds, Ltd.	240,881	1,676,791
*	Axis Bank, Ltd.	4,133,956	37,663,755
	Bajaj Auto, Ltd.	238,925	13,159,799
*	Bajaj Consumer Care, Ltd.	533,171	1,524,099

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Bajaj Electricals, Ltd.	219,312	$2,176,374
	Bajaj Finance, Ltd.	433,257	27,988,519
	Bajaj Finserv, Ltd.	74,763	8,904,895
	Bajaj Holdings & Investment, Ltd.	188,892	8,361,839
	Balaji Amines, Ltd.	94,837	1,457,285
	Balkrishna Industries, Ltd.	644,585	13,999,092
	Balmer Lawrie & Co., Ltd.	591,053	959,105
*	Balrampur Chini Mills, Ltd.	1,589,165	3,692,509
*	Bank of Baroda	3,482,911	3,250,858
*	Bank of Maharashtra	862,898	177,675
	Bannari Amman Sugars, Ltd.	1,491	29,769
	BASF India, Ltd.	49,245	1,061,937
	Bata India, Ltd.	166,022	3,414,201
	Bayer CropScience, Ltd.	4,225	311,515
	BEML, Ltd.	106,329	1,324,607
	Berger Paints India, Ltd.	1,020,270	9,948,589
	Bhansali Engineering Polymers, Ltd.	477,299	932,099
	Bharat Dyanamics, Ltd.	5,585	25,378
	Bharat Electronics, Ltd.	4,146,888	7,344,289
	Bharat Forge, Ltd.	1,716,937	13,774,658
*	Bharat Heavy Electricals, Ltd.	5,717,220	2,823,511
	Bharat Petroleum Corp., Ltd.	2,073,431	10,943,135
	Bharat Rasayan, Ltd.	3,791	517,476
	Bharti Airtel, Ltd.	6,407,864	48,408,802
*	Biocon, Ltd.	881,305	4,494,816
	Birla Corp., Ltd.	168,566	1,655,791
	Birlasoft, Ltd.	1,605,747	5,480,327
	Bliss Gvs Pharma, Ltd.	487,661	1,219,734
*	Blue Dart Express, Ltd.	33,268	1,815,367
	Blue Star, Ltd.	205,072	2,074,773
	Bodal Chemicals, Ltd.	360,002	348,781
*	Borosil, Ltd.	41,997	104,470
	Bosch, Ltd.	17,131	3,587,273
	Brigade Enterprises, Ltd.	436,417	1,424,804
	Britannia Industries, Ltd.	193,811	9,298,097
	BSE, Ltd.	49,666	399,545
	Cadila Healthcare, Ltd.	1,210,221	7,469,695
*	Camlin Fine Sciences, Ltd.	12,527	18,173
	Can Fin Homes, Ltd.	345,129	2,266,408
*	Canara Bank	1,930,473	3,514,498
*	Capacit'e Infraprojects, Ltd.	66,060	147,385
	Caplin Point Laboratories, Ltd.	187,573	1,176,337
	Carborundum Universal, Ltd.	364,997	2,022,797
	Care Ratings, Ltd.	62,358	411,283
	Castrol India, Ltd.	2,091,193	3,669,706
	CCL Products India, Ltd.	552,465	1,808,406
	Ceat, Ltd.	212,360	4,284,370
	Central Depository Services India, Ltd.	61,224	403,213
	Century Plyboards India, Ltd.	490,360	1,771,250
	Century Textiles & Industries, Ltd.	247,353	1,409,488
	Cera Sanitaryware, Ltd.	34,143	1,600,629
	CESC, Ltd.	468,769	3,914,626
*	CG Power and Industrial Solutions, Ltd.	2,863,194	1,556,153
	Chambal Fertilizers & Chemicals, Ltd.	1,225,752	4,017,902
*	Chennai Petroleum Corp., Ltd.	121,229	151,657
	Chennai Super Kings Cricket, Ltd.	2,606,099	15,070
	Cholamandalam Financial Holdings, Ltd.	481,315	3,271,047
	Cholamandalam Investment and Finance Co., Ltd.	2,002,316	10,945,939
*	Cigniti Technologies, Ltd.	8,421	42,875

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cipla, Ltd.	1,375,844	$15,589,005
	City Union Bank, Ltd.	1,910,457	4,448,689
	Coal India, Ltd.	3,050,359	5,247,661
	Cochin Shipyard, Ltd.	44,300	211,246
*	Coffee Day Enterprises, Ltd.	227,184	61,529
	Coforge, Ltd.	41,257	1,342,103
	Colgate-Palmolive India, Ltd.	293,610	6,440,058
	Container Corp. Of India, Ltd.	784,156	4,689,217
	Coromandel International, Ltd.	859,433	9,953,925
	CRISIL, Ltd.	110,069	2,869,934
	Crompton Greaves Consumer Electricals, Ltd.	3,825,736	22,235,747
	Cummins India, Ltd.	338,694	3,055,654
	Cyient, Ltd.	322,814	2,652,750
	Dabur India, Ltd.	1,386,024	9,742,550
	Dalmia Bharat, Ltd.	410,015	6,423,687
	DB Corp., Ltd.	78,748	88,148
*	DCB Bank, Ltd.	1,919,695	2,636,225
	DCM Shriram, Ltd.	407,746	2,429,029
	Deepak Fertilisers & Petrochemicals Corp., Ltd.	251,845	535,251
	Deepak Nitrite, Ltd.	241,579	3,207,802
	Delta Corp., Ltd.	842,821	1,705,746
	Dhampur Sugar Mills, Ltd.	235,094	515,660
	Dhani Services, Ltd.	1,005,797	4,625,888
	Dhani Services, Ltd.	203,485	553,795
	Dhanuka Agritech, Ltd.	89,100	905,861
	Dilip Buildcon, Ltd.	266,608	1,544,107
*	Dish TV India, Ltd.	3,474,491	582,479
*	Dishman Carbogen Amcis, Ltd.	603,308	1,013,867
	Divi's Laboratories, Ltd.	212,206	9,804,616
	Dixon Technologies India, Ltd.	2,096	404,761
	DLF, Ltd.	1,976,514	6,915,449
	Dr Lal PathLabs, Ltd.	99,177	3,053,943
	Dr Reddy's Laboratories, Ltd., ADR	275,976	16,911,809
	Dr Reddy's Laboratories, Ltd.	140,227	8,806,316
*	DRC Systems India Pvt, Ltd.	3,939	674
*	Dredging Corp. of India, Ltd.	2,235	8,567
	eClerx Services, Ltd.	142,416	1,907,466
*	Edelweiss Financial Services, Ltd.	3,384,019	2,905,532
	Eicher Motors, Ltd.	548,290	20,679,663
*	EID Parry India, Ltd.	753,060	3,527,067
*	EIH Associated Hotels	1,507	5,659
*	EIH, Ltd.	971,819	1,234,999
	Elgi Equipments, Ltd.	238,668	516,649
	Emami, Ltd.	824,232	5,672,739
	Endurance Technologies, Ltd.	39,134	743,958
	Engineers India, Ltd.	1,356,463	1,350,270
	EPL, Ltd.	256,742	858,783
	Eris Lifesciences, Ltd.	16,839	140,066
	Escorts, Ltd.	567,904	9,375,133
*	Eveready Industries India, Ltd.	5,889	15,639
	Excel Industries, Ltd.	6,518	74,364
	Exide Industries, Ltd.	2,049,443	5,392,579
	FDC, Ltd.	391,262	1,556,686
*	Federal Bank, Ltd.	10,854,245	10,771,943
*	Filatex India, Ltd.	43,147	35,656
	Finolex Cables, Ltd.	583,226	2,933,906
	Finolex Industries, Ltd.	427,709	3,394,934
	Firstsource Solutions, Ltd.	1,906,716	2,278,151
*	Fortis Healthcare, Ltd.	1,176,424	2,603,490

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Future Enterprises, Ltd.	756,903	$121,956
*	Future Lifestyle Fashions, Ltd.	58,028	69,805
*	Future Retail, Ltd.	810,120	878,158
	Gabriel India, Ltd.	579,811	891,335
	GAIL India, Ltd.	7,509,716	12,832,127
	Galaxy Surfactants, Ltd.	685	19,385
	Garware Technical Fibres, Ltd.	57,374	1,790,210
	Gateway Distriparks, Ltd.	497,979	1,073,774
	GE Power India, Ltd.	11,172	40,681
*	GE T&D India, Ltd.	152,570	244,138
*	General Insurance Corp. of India	36,391	65,717
*	GFL, Ltd.	242,231	290,690
	GHCL, Ltd.	335,692	935,958
	Gillette India, Ltd.	27,507	2,104,050
	GlaxoSmithKline Pharmaceuticals, Ltd.	48,509	974,683
	Glenmark Pharmaceuticals, Ltd.	1,067,896	6,910,009
	Godfrey Phillips India, Ltd.	120,908	1,512,702
	Godrej Consumer Products, Ltd.	1,122,080	11,509,042
*	Godrej Industries, Ltd.	306,719	1,836,484
*	Godrej Properties, Ltd.	173,406	2,998,285
	Granules India, Ltd.	1,263,179	5,793,792
	Graphite India, Ltd.	284,329	1,224,812
	Grasim Industries, Ltd.	1,010,018	14,663,025
	Great Eastern Shipping Co., Ltd. (The)	493,021	1,768,325
*	Greaves Cotton, Ltd.	676,192	787,286
	Greenply Industries, Ltd.	213,058	343,931
	Grindwell Norton, Ltd.	58,381	550,706
	Gujarat Alkalies & Chemicals, Ltd.	220,769	978,844
	Gujarat Ambuja Exports, Ltd.	528,426	1,022,692
*	Gujarat Fluorochemicals, Ltd.	266,329	2,065,543
	Gujarat Gas, Ltd.	1,211,965	6,134,608
	Gujarat Industries Power Co., Ltd.	230,702	239,676
	Gujarat Mineral Development Corp., Ltd.	250,329	187,819
	Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	379,477	1,090,112
	Gujarat Pipavav Port, Ltd.	1,452,353	1,722,781
	Gujarat State Fertilizers & Chemicals, Ltd.	791,381	827,522
	Gujarat State Petronet, Ltd.	1,508,887	4,102,509
	Gulf Oil Lubricants India, Ltd.	118,940	1,131,541
	Hatsun Agro Products, Ltd.	94,055	901,461
	Havells India, Ltd.	870,677	12,441,906
	HCL Technologies, Ltd.	4,212,596	52,655,699
*	HDFC Bank, Ltd.	5,989,118	114,334,931
*	HDFC Life Insurance Co., Ltd.	399,247	3,715,096
	HEG, Ltd.	78,554	1,003,874
	HeidelbergCement India, Ltd.	524,415	1,574,893
*	Hemisphere Properties India, Ltd.	709,341	1,343,305
	Heritage Foods, Ltd.	91,475	347,260
	Hero MotoCorp, Ltd.	404,200	18,087,997
	Hester Biosciences, Ltd.	4,356	100,733
*	HFCL, Ltd.	4,754,140	1,884,627
	Hikal, Ltd.	360,924	838,676
	HIL, Ltd.	10,997	341,230
	Himadri Speciality Chemical, Ltd.	872,371	532,652
	Himatsingka Seide, Ltd.	38,707	76,702
	Hindalco Industries, Ltd.	6,682,905	20,548,692
	Hinduja Global Solutions, Ltd.	65,465	994,938
*	Hindustan Construction Co., Ltd.	208,061	23,045
*	Hindustan Oil Exploration Co., Ltd.	197,864	212,680
	Hindustan Petroleum Corp., Ltd.	2,903,178	8,678,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever, Ltd.	2,059,156	$63,768,584
	Honda India Power Products, Ltd.	9,298	130,281
	Honeywell Automation India, Ltd.	8,196	4,389,684
	Housing Development Finance Corp., Ltd.	2,926,564	95,170,805
	Huhtamaki India, Ltd.	112,861	464,155
*	ICICI Bank, Ltd., Sponsored ADR	3,501,226	52,868,513
*	ICICI Bank, Ltd.	701,916	5,207,028
*	ICICI Lombard General Insurance Co., Ltd.	39,175	710,091
*	ICICI Prudential Life Insurance Co., Ltd.	658,216	4,342,762
	ICICI Securities, Ltd.	25,892	145,166
	ICRA, Ltd.	914	34,981
*	IDFC First Bank, Ltd.	11,228,712	7,257,774
*	IDFC, Ltd.	5,978,894	3,579,867
*	IFB Industries, Ltd.	27,979	524,447
*	IFCI, Ltd.	3,575,000	434,998
	IIFL Finance, Ltd.	1,042,365	2,093,112
	IIFL Securities, Ltd.	1,078,536	684,306
	IIFL Wealth Management, Ltd.	154,077	2,167,200
	India Cements, Ltd. (The)	1,915,409	4,058,105
	India Glycols, Ltd.	111,257	560,144
	Indiabulls Housing Finance, Ltd.	1,931,894	5,052,884
*	Indiabulls Real Estate, Ltd.	2,072,408	2,096,747
*	Indian Bank	1,134,065	1,360,991
	Indian Hotels Co., Ltd. (The)	2,696,771	4,473,816
	Indian Hume Pipe Co., Ltd. (The)	55,892	146,104
	Indian Oil Corp., Ltd.	6,279,620	8,010,645
*	Indian Overseas Bank	3,449,194	516,750
	Indo Count Industries, Ltd.	548,726	1,027,476
	Indoco Remedies, Ltd.	150,666	615,799
	Indraprastha Gas, Ltd.	992,152	6,990,384
	Indus Towers, Ltd.	1,477,608	4,684,021
*	IndusInd Bank, Ltd.	837,781	9,765,825
*	INEOS Styrolution India, Ltd.	23,972	305,451
*	Infibeam Avenues, Ltd.	1,622,856	1,686,881
	Info Edge India, Ltd.	36,321	2,185,952
	Infosys, Ltd., Sponsored ADR	5,608,796	94,676,476
	Infosys, Ltd.	7,880,895	134,719,450
*	Inox Leisure, Ltd.	499,718	2,190,411
*	Intellect Design Arena, Ltd.	414,704	1,851,351
*	InterGlobe Aviation, Ltd.	110,800	2,377,317
	IOL Chemicals and Pharmaceuticals, Ltd.	3,167	29,359
	Ipca Laboratories, Ltd.	301,377	7,688,499
	IRB Infrastructure Developers, Ltd.	1,117,529	1,641,275
	ITC, Ltd.	10,426,405	28,984,805
	ITD Cementation India, Ltd.	290,973	250,378
	J Kumar Infraprojects, Ltd.	99,636	198,083
*	Jagran Prakashan, Ltd.	485,797	271,933
	Jai Corp., Ltd.	293,605	337,632
*	Jaiprakash Associates, Ltd.	3,343,956	313,446
*	Jaiprakash Power Ventures, Ltd.	8,915,158	347,577
*	Jammu & Kashmir Bank, Ltd. (The)	1,313,032	489,847
	Jamna Auto Industries, Ltd.	1,167,085	974,368
	JB Chemicals & Pharmaceuticals, Ltd.	252,680	3,470,501
	Jindal Poly Films, Ltd.	179,294	1,102,471
	Jindal Saw, Ltd.	1,178,776	1,147,496
*	Jindal Stainless Hisar, Ltd.	741,273	1,386,528
*	Jindal Stainless, Ltd.	609,902	672,568
*	Jindal Steel & Power, Ltd.	3,303,727	11,642,189
	JK Cement, Ltd.	178,955	5,171,384

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	JK Lakshmi Cement, Ltd.	237,469	$1,033,080
	JK Paper, Ltd.	633,250	1,110,333
	JK Tyre & Industries, Ltd.	600,174	1,049,442
	JM Financial, Ltd.	2,699,842	2,955,466
	JMC Projects India, Ltd.	110,693	97,494
*	Johnson Controls-Hitachi Air Conditioning India, Ltd.	45,867	1,521,780
	JSW Energy, Ltd.	3,847,663	3,745,226
	JSW Steel, Ltd.	5,272,160	26,218,830
	JTEKT India, Ltd.	171,163	203,148
	Jubilant Foodworks, Ltd.	372,397	13,234,302
	Jubilant Life Sciences, Ltd.	925,628	11,219,461
*	Just Dial, Ltd.	247,376	2,028,597
	Jyothy Labs, Ltd.	644,269	1,426,903
	Kajaria Ceramics, Ltd.	682,490	7,672,083
	Kalpataru Power Transmission, Ltd.	546,884	2,361,648
	Kalyani Steels, Ltd.	151,470	546,856
	Kansai Nerolac Paints, Ltd.	551,978	4,229,950
*	Karnataka Bank, Ltd. (The)	1,359,192	1,117,519
*	Karur Vysya Bank, Ltd. (The)	2,351,749	1,363,028
	Kaveri Seed Co., Ltd.	249,575	1,873,190
	KCP, Ltd. (The)	234,687	222,426
	KEC International, Ltd.	742,572	3,649,967
	KEI Industries, Ltd.	455,458	2,912,641
	Kiri Industries, Ltd.	100,019	637,045
	Kirloskar Oil Engines, Ltd.	147,627	248,931
	KNR Constructions, Ltd.	338,068	1,711,909
*	Kolte-Patil Developers, Ltd.	127,603	419,460
*	Kotak Mahindra Bank, Ltd.	1,537,254	35,960,137
	KPIT Technologies, Ltd.	1,687,438	3,255,683
	KPR Mill, Ltd.	111,209	1,389,016
	KRBL, Ltd.	548,338	1,774,047
	KSB, Ltd.	21,628	187,706
	L&T Finance Holdings, Ltd.	4,176,911	4,894,015
	LA Opala RG, Ltd.	107,650	318,781
	Lakshmi Machine Works, Ltd.	19,929	1,446,108
*	Lanco Infratech, Ltd.	978,499	755
	Larsen & Toubro Infotech, Ltd.	184,566	10,097,273
	Larsen & Toubro, Ltd.	1,433,960	26,207,551
	Laurus Labs, Ltd.	298,735	1,407,535
	LG Balakrishnan & Bros, Ltd.	51,296	209,320
	LIC Housing Finance, Ltd.	2,563,919	13,917,654
	Linde India, Ltd.	54,422	674,537
	LT Foods, Ltd.	884,976	656,035
	Lumax Industries, Ltd.	11,696	215,454
	Lupin, Ltd.	1,296,365	17,888,208
	LUX Industries, Ltd.	53,130	1,193,543
*	Magma Fincorp, Ltd.	246,243	150,625
	Mahanagar Gas, Ltd.	160,796	2,278,270
	Maharashtra Scooters, Ltd.	6,499	320,403
	Maharashtra Seamless, Ltd.	203,568	774,408
*	Mahindra & Mahindra Financial Services, Ltd.	4,427,304	9,315,682
	Mahindra & Mahindra, Ltd.	2,919,998	30,046,746
*	Mahindra CIE Automotive, Ltd.	613,565	1,369,072
*	Mahindra Holidays & Resorts India, Ltd.	362,388	1,117,305
*	Mahindra Lifespace Developers, Ltd.	156,126	834,087
	Mahindra Logistics, Ltd.	12,013	77,053
	Majesco, Ltd.	89,481	49,115
	Manappuram Finance, Ltd.	1,996,034	4,275,673
*	Mangalore Refinery & Petrochemicals, Ltd.	896,438	438,202

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Marico, Ltd.	1,977,196	$11,223,496
	Marksans Pharma, Ltd.	2,044,659	1,556,994
	Maruti Suzuki India, Ltd.	257,777	25,462,460
	MAS Financial Services, Ltd.	7,234	87,092
	Mastek, Ltd.	67,207	1,035,729
*	Max Financial Services, Ltd.	356,239	3,328,735
*	Max Healthcare Institute, Ltd.	797,404	1,762,454
*	Max India, Ltd.	161,092	134,539
	Mayur Uniquoters, Ltd.	124,042	471,085
	Meghmani Organics, Ltd.	1,124,853	1,210,041
	Minda Industries, Ltd.	583,143	3,624,799
	Mindtree, Ltd.	178,842	4,016,340
	Mishra Dhatu Nigam, Ltd.	14,785	38,169
	MOIL, Ltd.	644,598	1,196,535
*	Morepen Laboratories, Ltd.	1,774,971	675,922
	Motherson Sumi Systems, Ltd.	5,894,987	11,715,950
	Motilal Oswal Financial Services, Ltd.	210,971	1,774,124
	Mphasis, Ltd.	605,498	12,747,030
	MRF, Ltd.	7,480	8,597,202
	Multi Commodity Exchange of India, Ltd.	3,500	78,763
	Muthoot Finance, Ltd.	946,653	14,367,574
	Narayana Hrudayalaya, Ltd.	1,670	10,246
	Natco Pharma, Ltd.	559,218	6,804,056
	National Aluminium Co., Ltd.	4,441,767	2,895,800
	Nava Bharat Ventures, Ltd.	391,662	310,421
	Navin Fluorine International, Ltd.	108,630	3,403,078
	Navneet Education, Ltd.	689,053	768,753
	NBCC India, Ltd.	2,301,094	978,469
	NCC, Ltd.	2,028,261	1,629,712
	NESCO, Ltd.	150,931	1,194,885
	Nestle India, Ltd.	77,791	18,255,789
	NHPC, Ltd.	10,060,957	3,344,920
	NIIT, Ltd.	751,046	1,931,272
	Nilkamal, Ltd.	51,272	1,057,401
	NLC India, Ltd.	749,864	529,157
	NMDC, Ltd.	126,281	181,213
	NOCIL, Ltd.	509,397	998,566
	NRB Bearings, Ltd.	300,382	417,587
	NTPC, Ltd.	5,407,894	6,561,325
	Nucleus Software Exports, Ltd.	54,990	417,732
*	Oberoi Realty, Ltd.	499,580	3,624,901
	Oil & Natural Gas Corp., Ltd.	5,994,313	7,302,962
	Oil India, Ltd.	1,117,674	1,704,003
*	Omaxe, Ltd.	402,630	407,583
	Oracle Financial Services Software, Ltd.	97,096	4,273,335
	Orient Cement, Ltd.	596,263	691,062
	Orient Electric, Ltd.	218,209	756,912
	Orient Refractories, Ltd.	203,893	602,086
	Oriental Carbon & Chemicals, Ltd.	6,014	73,874
	Page Industries, Ltd.	29,754	11,112,930
	Paisalo Digital, Ltd.	15,106	142,612
	Parag Milk Foods, Ltd.	98,082	148,509
	Persistent Systems, Ltd.	349,203	7,312,131
	Petronet LNG, Ltd.	4,120,923	13,405,661
	Pfizer, Ltd.	47,057	2,980,975
	Phillips Carbon Black, Ltd.	610,099	1,593,134
*	Phoenix Mills, Ltd. (The)	345,120	3,516,247
	PI Industries, Ltd.	481,360	13,528,630
	Pidilite Industries, Ltd.	362,105	8,342,260

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Piramal Enterprises, Ltd.	395,290	$7,067,164
*	PNB Housing Finance, Ltd.	158,265	721,042
	PNC Infratech, Ltd.	104,489	270,157
	Poly Medicure, Ltd.	53,069	367,543
	Polyplex Corp., Ltd.	81,708	775,057
	Power Finance Corp., Ltd.	5,937,268	8,950,557
	Power Grid Corp. of India, Ltd.	5,373,544	13,520,687
	Praj Industries, Ltd.	355,506	558,527
*	Prakash Industries, Ltd.	250,381	176,340
	Prestige Estates Projects, Ltd.	858,342	3,137,247
*	Prism Johnson, Ltd.	499,248	611,789
	Procter & Gamble Health, Ltd.	43,673	4,252,931
	Procter & Gamble Hygiene & Health Care, Ltd.	29,714	4,567,056
	PSP Projects, Ltd.	11,848	67,138
	PTC India Financial Services, Ltd.	1,135,333	281,647
	PTC India, Ltd.	1,863,015	1,551,195
*	Punjab National Bank	6,692,535	3,067,191
	PVR, Ltd.	288,349	5,576,944
*	Quess Corp., Ltd.	102,430	811,562
	Radico Khaitan, Ltd.	448,702	2,987,958
	Rain Industries, Ltd.	908,229	1,561,793
	Rajesh Exports, Ltd.	622,210	4,067,819
	Rallis India, Ltd.	460,368	1,719,039
	Ramco Cements, Ltd. (The)	406,349	4,332,513
	Ramco Industries, Ltd.	170,553	536,223
*	Ramkrishna Forgings, Ltd.	1,542	10,651
	Rashtriya Chemicals & Fertilizers, Ltd.	1,165,470	859,324
	Ratnamani Metals & Tubes, Ltd.	43,357	895,507
*	Raymond, Ltd.	250,302	1,101,585
	RBL Bank, Ltd.	854,571	2,504,865
	REC, Ltd.	6,540,306	11,858,666
	Redington India, Ltd.	1,789,791	3,281,274
*	Relaxo Footwears, Ltd.	206,620	2,326,673
	Reliance Industries, Ltd.	8,977,100	226,284,701
*	Reliance Power, Ltd.	77	4
	Repco Home Finance, Ltd.	293,077	984,902
*	Sadbhav Engineering, Ltd.	280,892	220,878
	Sanofi India, Ltd.	42,574	4,535,077
	Saregama India, Ltd.	16,043	206,279
	Savita Oil Technologies, Ltd.	491	4,622
*	SBI Life Insurance Co., Ltd.	88,857	1,052,387
	Schaeffler India, Ltd.	28,297	1,665,421
*	Sequent Scientific, Ltd.	266,455	765,747
	Seshasayee Paper & Boards, Ltd.	3,105	6,117
	SH Kelkar & Co., Ltd.	19,601	32,222
	Sharda Cropchem, Ltd.	132,225	511,714
*	Sharda Motor Industries, Ltd.	267	7,095
	Shilpa Medicare, Ltd.	62,597	360,761
	Shipping Corp. of India, Ltd.	1,093,926	1,277,540
*	Shoppers Stop, Ltd.	110,719	300,898
	Shree Cement, Ltd.	32,419	9,999,402
	Shriram City Union Finance, Ltd.	36,098	503,851
	Shriram Transport Finance Co., Ltd.	998,528	17,622,288
	Siemens, Ltd.	159,092	3,461,409
	SKF India, Ltd.	91,184	2,182,237
	Sobha, Ltd.	483,831	3,036,630
	Solar Industries India, Ltd.	127,348	2,082,041
	Solara Active Pharma Sciences, Ltd.	53,545	1,077,834
	Somany Ceramics, Ltd.	18,399	93,366

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Somany Home Innovation, Ltd.	308,566	$716,662
	Sonata Software, Ltd.	320,530	1,714,372
*	South Indian Bank, Ltd. (The)	5,490,611	623,615
	SRF, Ltd.	163,927	11,997,004
	Srikalahasthi Pipes, Ltd.	81,329	164,409
*	State Bank of India	2,905,882	11,196,747
*	State Bank of India, GDR	13,059	504,003
*	State Bank of India, GDR	1,550	60,063
*	Steel Authority of India, Ltd.	5,353,246	4,176,258
	Sterlite Technologies, Ltd.	1,135,554	2,800,523
	Strides Pharma Science, Ltd.	482,474	5,381,817
	Subros, Ltd.	157,475	732,179
	Sudarshan Chemical Industries	176,532	1,225,157
	Sumitomo Chemical India, Ltd.	62,781	271,868
	Sun Pharmaceutical Industries, Ltd.	1,743,980	14,027,264
	Sun TV Network, Ltd.	903,109	5,897,923
	Sundaram Finance Holdings, Ltd.	91,918	86,493
	Sundaram Finance, Ltd.	113,303	2,634,120
	Sundaram-Clayton, Ltd.	6,069	261,508
	Sundram Fasteners, Ltd.	660,223	5,039,993
	Sunteck Realty, Ltd.	404,838	1,776,957
	Suprajit Engineering, Ltd.	250,249	713,009
	Supreme Industries, Ltd.	368,715	9,110,071
	Supreme Petrochem, Ltd.	230,846	1,155,682
	Surya Roshni, Ltd.	124,490	592,458
	Suven Pharmaceuticals, Ltd.	946,706	5,980,929
*	Suvidhaa Infoserve Pvt, Ltd.	213,135	18,243
	Swan Energy, Ltd.	39,795	70,839
	Swaraj Engines, Ltd.	21,440	381,749
	Symphony, Ltd.	82,664	1,129,439
*	Syngene International, Ltd.	512,657	3,993,938
*	TAKE Solutions, Ltd.	222,063	166,748
	Tasty Bite Eatables, Ltd.	225	35,605
	Tata Chemicals, Ltd.	789,602	5,123,306
	Tata Communications, Ltd.	655,261	9,020,344
	Tata Consultancy Services, Ltd.	2,397,225	102,505,355
	Tata Consumer Products, Ltd.	2,409,492	18,282,616
	Tata Elxsi, Ltd.	118,889	4,359,482
	Tata Metaliks, Ltd.	101,490	999,639
*	Tata Motors, Ltd.	12,005,884	42,862,934
	Tata Power Co., Ltd. (The)	6,565,643	6,772,971
*	Tata Steel Long Products, Ltd.	66,703	571,126
	Tata Steel, Ltd.	1,704,007	13,970,171
	TCI Express, Ltd.	103,771	1,292,506
*	TCNS Clothing Co., Ltd.	1,757	9,610
	Tech Mahindra, Ltd.	1,952,314	25,622,291
	Techno Electric & Engineering Co., Ltd.	251,349	856,495
*	Tejas Networks, Ltd.	16,006	30,633
	Thermax, Ltd.	152,296	2,045,303
*	Thomas Cook India, Ltd.	108,573	67,051
	Thyrocare Technologies, Ltd.	64,929	802,774
	Tide Water Oil Co India, Ltd.	7,242	423,475
	Time Technoplast, Ltd.	495,484	352,234
	Timken India, Ltd.	161,971	2,662,938
	Tinplate Co. of India, Ltd. (The)	293,915	646,199
	Titan Co., Ltd.	962,991	18,730,101
	Torrent Pharmaceuticals, Ltd.	224,597	7,960,449
	Torrent Power, Ltd.	1,025,378	4,349,182
	Transport Corp. of India, Ltd.	304,210	1,033,831

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Trent, Ltd.	322,504	$2,773,079
	Trident, Ltd.	11,561,385	2,286,567
	Triveni Engineering & Industries, Ltd.	696,109	676,517
*	Triveni Turbine, Ltd.	680,366	786,512
	TTK Prestige, Ltd.	26,726	2,182,482
	Tube Investments of India, Ltd.	474,384	5,025,172
	TV Today Network, Ltd.	214,618	727,605
*	TV18 Broadcast, Ltd.	4,514,462	1,735,522
	TVS Srichakra, Ltd.	20,542	530,648
*	UCO Bank	2,841,300	501,163
	Uflex, Ltd.	289,674	1,427,711
	UltraTech Cement, Ltd.	318,879	23,202,321
	Unichem Laboratories, Ltd.	275,693	1,075,284
*	Union Bank of India	3,029,954	1,277,234
	United Breweries, Ltd.	286,001	5,091,517
*	United Spirits, Ltd.	1,116,734	8,851,656
	UPL, Ltd.	3,885,286	29,918,454
*	VA Tech Wabag, Ltd.	147,775	376,484
	Vaibhav Global, Ltd.	33,547	1,201,542
	Vakrangee, Ltd.	2,647,903	1,894,057
*	Vardhman Textiles, Ltd.	149,322	2,121,845
	Varun Beverages, Ltd.	15,606	190,378
	Vedanta, Ltd.	12,800,852	28,190,416
	Vedanta, Ltd., ADR	59,076	514,552
*	Venky's India, Ltd.	46,703	968,271
	Vesuvius India, Ltd.	9,860	139,710
	V-Guard Industries, Ltd.	706,803	2,231,196
	Vinati Organics, Ltd.	181,969	3,011,738
	Vindhya Telelinks, Ltd.	16,406	180,947
	VIP Industries, Ltd.	159,225	740,373
*	V-Mart Retail, Ltd.	50,400	1,688,156
*	Vodafone Idea, Ltd.	41,351,997	6,242,429
	VRL Logistics, Ltd.	287,602	764,043
	VST Industries, Ltd.	28,150	1,359,403
	VST Tillers Tractors, Ltd.	11,437	281,990
	Welspun Corp., Ltd.	842,181	1,375,798
	Welspun Enterprises, Ltd.	517,827	532,339
	Welspun India, Ltd.	3,361,938	3,035,034
	West Coast Paper Mills, Ltd.	229,099	558,269
	Wheels India, Ltd.	4,388	28,360
	Whirlpool of India, Ltd.	126,817	4,425,197
	Wipro, Ltd.	5,795,346	33,358,931
*	Wockhardt, Ltd.	242,943	1,590,387
*	Yes Bank, Ltd.	12,651,241	2,722,633
	Zee Entertainment Enterprises, Ltd.	3,044,225	9,120,684
	Zensar Technologies, Ltd.	626,578	2,021,870
	Zydus Wellness, Ltd.	39,283	1,033,121
TOTAL INDIA			3,168,567,713
INDONESIA — (1.7%)
	Ace Hardware Indonesia Tbk PT	44,537,100	4,941,749
	Adaro Energy Tbk PT	113,132,400	9,638,339
	Adhi Karya Persero Tbk PT	9,864,579	957,007
*	Agung Podomoro Land Tbk PT	21,254,300	235,051
*	Agung Semesta Sejahtera Tbk PT	29,109,300	103,881
	AKR Corporindo Tbk PT	11,836,300	2,384,228
*	Alam Sutera Realty Tbk PT	73,926,400	1,006,752
	Aneka Tambang Tbk	46,619,219	7,332,512
	Arwana Citramulia Tbk PT	18,995,100	893,596

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Asahimas Flat Glass Tbk PT	476,500	$94,737
	Astra Agro Lestari Tbk PT	3,390,522	2,689,169
	Astra International Tbk PT	51,830,200	22,459,535
	Astra Otoparts Tbk PT	1,183,800	85,059
*	Astrindo Nusantara Infrastructure Tbk PT	23,591,300	84,074
*	Asuransi Kresna Mitra Tbk PT	1,160,200	78,112
*	Bakrie Telecom Tbk PT	35,294,139	23,584
*	Bank Artha Graha Internasional Tbk PT	17,340,400	79,130
*	Bank Bukopin Tbk	77,766,040	2,541,718
	Bank Central Asia Tbk PT	22,488,800	54,088,465
	Bank Danamon Indonesia Tbk PT	12,730,654	2,587,401
*	Bank Ina Perdana PT	2,332,500	134,467
	Bank Mandiri Persero Tbk PT	43,617,336	20,406,408
	Bank Maybank Indonesia Tbk PT	3,700,300	79,073
	Bank Negara Indonesia Persero Tbk PT	16,867,830	6,636,706
*	Bank Pan Indonesia Tbk PT	38,015,300	2,700,008
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	24,881,900	2,596,097
	Bank Pembangunan Daerah Jawa Timur Tbk PT	38,783,300	2,097,810
	Bank Rakyat Indonesia Persero Tbk PT	165,028,000	48,925,335
	Bank Tabungan Negara Persero Tbk PT	29,991,935	3,338,100
*	Barito Pacific Tbk PT	206,291,800	12,950,217
	Bayan Resources Tbk PT	930,300	961,585
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	273,114
*	Bintang Oto Global Tbk PT	1,919,800	177,110
	BISI International Tbk PT	10,592,012	856,762
*	Blue Bird Tbk PT	392,800	33,995
*	Buana Lintas Lautan Tbk PT	12,216,500	320,142
	Bukit Asam Tbk PT	31,029,300	5,681,345
*	Bumi Serpong Damai Tbk PT	56,888,900	4,546,373
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	86,953
*	Capital Financial Indonesia Tbk PT	572,300	14,677
	Catur Sentosa Adiprana Tbk PT	864,200	22,747
	Charoen Pokphand Indonesia Tbk PT	29,114,860	11,889,674
	Ciputra Development Tbk PT	119,444,315	7,603,989
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	1,931,240
*	City Retail Developments Tbk PT	11,633,200	134,170
*	Delta Dunia Makmur Tbk PT	35,657,100	737,900
	Dharma Satya Nusantara Tbk PT	3,624,400	143,181
*	Eagle High Plantations Tbk PT	65,942,200	530,040
	Elnusa Tbk PT	26,813,400	681,041
*	Erajaya Swasembada Tbk PT	12,926,400	2,541,663
*	Gajah Tunggal Tbk PT	16,363,200	812,315
*	Garuda Indonesia Persero Tbk PT	26,198,953	540,428
*	Gudang Garam Tbk PT	2,855,300	7,667,819
*	Hanson International Tbk PT	637,185,300	425,774
*	Harum Energy Tbk PT	5,897,200	2,041,077
	Hexindo Adiperkasa Tbk PT	615,356	143,219
	Indah Kiat Pulp & Paper Corp. Tbk PT	19,334,500	17,692,433
	Indika Energy Tbk PT	11,625,000	1,208,952
	Indo Tambangraya Megah Tbk PT	2,932,500	2,550,263
	Indocement Tunggal Prakarsa Tbk PT	3,782,400	3,592,922
	Indofood CBP Sukses Makmur Tbk PT	8,756,900	5,673,089
	Indofood Sukses Makmur Tbk PT	34,450,500	14,825,829
*	Indo-Rama Synthetics Tbk PT	151,200	28,576
*	Indosat Tbk PT	6,922,600	2,471,554
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	21,337,000	1,109,198
	Inovisi Infracom Tbk PT	2,876,678	0
*	Inti Agri Resources Tbk PT	10,879,700	7,270
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	24,365

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Intiland Development Tbk PT	69,587,800	$1,009,490
	Japfa Comfeed Indonesia Tbk PT	43,538,100	4,204,913
	Jasa Marga Persero Tbk PT	11,067,058	3,399,787
	Jaya Real Property Tbk PT	4,465,600	171,614
	Kalbe Farma Tbk PT	72,035,900	7,508,986
*	Kapuas Prima Coal Tbk PT	37,262,800	352,652
*	Kawasan Industri Jababeka Tbk PT	150,208,945	1,608,495
*	KMI Wire & Cable Tbk PT	28,634,200	797,236
*	Krakatau Steel Persero Tbk PT	29,661,537	1,221,156
*	Kresna Graha Investama Tbk PT	70,262,700	344,785
	Link Net Tbk PT	4,669,800	947,310
*	Lippo Cikarang Tbk PT	18,413,705	1,374,865
*	Lippo Karawaci Tbk PT	460,301,462	5,717,586
*	Malindo Feedmill Tbk PT	7,175,500	333,320
*	Matahari Department Store Tbk PT	14,660,800	1,192,063
	Mayora Indah Tbk PT	30,582,025	6,075,247
*	Medco Energi Internasional Tbk PT	82,791,660	3,812,205
*	Media Nusantara Citra Tbk PT	44,238,993	3,249,564
	Metrodata Electronics Tbk PT	3,461,400	359,810
	Metropolitan Kentjana Tbk PT	11,400	23,361
*	Mitra Adiperkasa Tbk PT	80,731,100	4,417,610
	Mitra Keluarga Karyasehat Tbk PT	9,938,600	2,052,190
*	MNC Investama Tbk PT	161,176,800	608,693
*	MNC Land Tbk PT	269,000	1,936
*	MNC Sky Vision Tbk PT	1,859,200	87,289
*	Modernland Realty Tbk PT	9,037,600	24,639
	Nippon Indosari Corpindo Tbk PT	19,975,189	2,062,676
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,890,800	4,571,961
*	Pacific Strategic Financial Tbk PT	284,700	15,717
*	Pakuwon Jati Tbk PT	96,984,400	3,311,330
*	Pan Brothers Tbk PT	42,025,600	569,994
*	Panin Financial Tbk PT	196,262,200	3,368,782
*	Paninvest Tbk PT	5,860,000	335,194
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	54,391
	Perusahaan Gas Negara Tbk PT	41,694,900	3,972,769
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	30,285,300	2,867,788
*	Pool Advista Indonesia Tbk PT	8,941,700	11,950
	PP Persero Tbk PT	22,520,490	2,608,583
	Puradelta Lestari Tbk PT	27,746,800	430,129
	Ramayana Lestari Sentosa Tbk PT	20,334,600	930,901
*	Rimo International Lestari Tbk PT	151,291,900	101,095
*	Salim Ivomas Pratama Tbk PT	35,809,000	981,168
*	Sampoerna Agro Tbk PT	5,071,559	633,699
	Sarana Menara Nusantara Tbk PT	12,575,200	858,351
*	Sawit Sumbermas Sarana Tbk PT	30,787,100	2,063,432
	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,459,400	1,441,190
	Semen Baturaja Persero Tbk PT	9,469,700	540,738
	Semen Indonesia Persero Tbk PT	9,936,000	7,486,534
*	Sentul City Tbk PT	138,840,800	494,570
*	Siloam International Hospitals Tbk PT	2,201,425	814,584
*	Sinar Mas Multiartha Tbk PT	278,500	238,439
*	Smartfren Telecom Tbk PT	16,495,700	63,300
	Sri Rejeki Isman Tbk PT	114,585,500	1,725,137
*	Sugih Energy Tbk PT	58,447,900	39,056
	Sumber Alfaria Trijaya Tbk PT	969,100	53,844
*	Summarecon Agung Tbk PT	64,113,864	3,156,029
*	Surya Citra Media Tbk PT	40,705,000	6,292,996
*	Surya Esa Perkasa Tbk PT	22,019,400	298,654

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Surya Semesta Internusa Tbk PT	38,385,000	$1,228,859
	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	12,220,336
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	716,894	16,137,284
	Tempo Scan Pacific Tbk PT	1,009,000	98,385
*	Tiga Pilar Sejahtera Food Tbk	35,980,639	615,126
*	Timah Tbk PT	23,601,967	2,829,581
*	Tiphone Mobile Indonesia Tbk PT	17,703,800	57,257
	Tower Bersama Infrastructure Tbk PT	42,718,000	6,796,258
*	Trada Alam Minera Tbk PT	173,119,000	115,680
	Trias Sentosa Tbk PT	3,690,500	99,310
	Truba Alam Manuggal Engineering PT	15,388,500	0
	Tunas Baru Lampung Tbk PT	24,921,400	1,576,761
	Tunas Ridean Tbk PT	8,038,500	720,749
	Ultrajaya Milk Industry & Trading Co. Tbk PT	10,837,000	1,165,517
	Unilever Indonesia Tbk PT	20,979,600	10,335,659
	United Tractors Tbk PT	11,557,646	18,765,813
*	Vale Indonesia Tbk PT	14,641,950	5,702,901
	Waskita Beton Precast Tbk PT	85,671,200	1,521,853
	Waskita Karya Persero Tbk PT	29,333,651	2,945,698
	Wijaya Karya Beton Tbk PT	34,571,100	840,034
	Wijaya Karya Persero Tbk PT	26,378,522	3,365,967
	XL Axiata Tbk PT	28,157,300	4,438,220
TOTAL INDONESIA			507,020,135
MALAYSIA — (1.9%)
	Duopharma Biotech Bhd	43,100	37,644
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	711,489
#	Aeon Co. M Bhd	3,819,700	872,395
	AEON Credit Service M Bhd	829,040	2,212,096
	AFFIN Bank Bhd	3,921,602	1,587,586
#*	AirAsia Group Bhd	9,427,000	1,610,015
	Ajinomoto Malaysia Bhd	32,601	123,156
*	Alliance Bank Malaysia Bhd	7,614,000	4,659,139
	Allianz Malaysia Bhd	27,400	91,457
	AMMB Holdings Bhd	10,450,250	7,945,246
	Astro Malaysia Holdings Bhd	5,634,700	1,181,553
	Axiata Group Bhd	13,708,635	11,263,794
	Batu Kawan Bhd	387,650	1,713,212
*	Berjaya Assets Bhd	1,232,400	91,482
*	Berjaya Corp. Bhd	32,110,313	1,426,556
*	Berjaya Land Bhd	1,975,000	85,389
	Berjaya Sports Toto Bhd	6,284,812	3,153,054
*	Bermaz Auto Bhd	4,764,800	1,597,414
	BIMB Holdings Bhd	3,517,699	3,474,705
*	Borneo Oil Bhd	5,379,600	45,787
*	Boustead Holdings Bhd	3,199,031	558,663
#	Boustead Plantations Bhd	1,584,700	208,723
#	British American Tobacco Malaysia Bhd	854,900	2,763,763
*	Bumi Armada Bhd	15,040,850	1,195,823
	Bursa Malaysia Bhd	2,802,000	6,473,318
#	Cahya Mata Sarawak Bhd	3,814,000	1,784,029
	Can-One Bhd	67,100	47,019
#	Carlsberg Brewery Malaysia Bhd, Class B	745,700	4,003,461
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,923,620	780,318
#	CIMB Group Holdings Bhd	13,895,199	13,168,936
	CSC Steel Holdings Bhd	1,166,900	342,509
#*	Cypark Resources Bhd	2,468,650	819,721

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	D&O Green Technologies Bhd	5,432,400	$3,663,596
#*	Dagang NeXchange Bhd	8,121,800	527,998
#	Datasonic Group Bhd	10,177,700	1,198,949
#*	Dayang Enterprise Holdings Bhd	3,227,563	821,907
	Dialog Group Bhd	6,958,984	5,216,012
	DiGi.Com Bhd	10,236,820	9,576,941
	DRB-Hicom Bhd	10,893,400	4,754,947
	Dutch Lady Milk Industries Bhd	81,800	703,377
#	Eastern & Oriental Bhd	7,589,953	759,100
#	Eco World Development Group Bhd	4,588,700	564,826
#*	Eco World International Bhd	504,300	53,920
#	Ekovest BHD	11,567,750	1,238,140
	FGV Holdings Bhd	12,316,200	3,976,553
	Fraser & Neave Holdings Bhd	231,400	1,821,136
#	Frontken Corp. Bhd	4,137,300	4,738,061
#	Gabungan AQRS Bhd	2,386,607	340,989
	Gadang Holdings Bhd	3,185,300	297,746
	Gamuda Bhd	6,892,396	5,615,321
#	Gas Malaysia Bhd	568,700	365,021
	Genting Bhd	8,054,200	7,906,236
	Genting Malaysia Bhd	9,103,900	5,529,237
#	Genting Plantations Bhd	768,400	1,840,535
#	George Kent Malaysia Bhd	2,649,387	488,931
#	Globetronics Technology Bhd	4,303,745	3,379,701
#	Guan Chong Bhd	780,000	476,760
#	Hai-O Enterprise Bhd	1,666,200	871,115
#	HAP Seng Consolidated Bhd	5,806,440	11,728,971
#	Hartalega Holdings Bhd	4,568,900	14,498,451
#	Heineken Malaysia Bhd	738,400	4,227,555
#*	Hengyuan Refining Co. Bhd	911,900	1,076,605
#	HeveaBoard Bhd	2,169,800	336,750
	Hiap Teck Venture Bhd	7,451,100	669,771
#*	Hibiscus Petroleum Bhd	6,806,700	891,711
	Hong Leong Bank Bhd	1,125,665	4,798,816
	Hong Leong Financial Group Bhd	1,329,298	5,363,778
#	Hong Leong Industries Bhd	525,100	1,044,576
*	HSS Engineers Bhd	510,200	61,417
	Hup Seng Industries Bhd	1,335,300	313,507
*	IGB Bhd	485,463	302,209
#	IHH Healthcare Bhd	2,083,100	2,628,975
	IJM Corp. Bhd	18,284,226	6,769,723
	IJM Plantations Bhd	976,300	419,509
	Inari Amertron Bhd	11,802,732	9,862,672
	Inch Kenneth Kajang Rubber P.L.C.	113,000	13,970
#	Insas Bhd	5,007,302	1,226,268
	IOI Corp. Bhd	3,710,277	3,869,172
#	IOI Properties Group Bhd	6,650,919	2,132,070
#*	Iskandar Waterfront City Bhd	3,654,200	403,911
#*	JAKS Resources Bhd	11,645,660	1,935,911
*	Jaya Tiasa Holdings Bhd	3,250,739	597,220
#	JHM Consolidation Bhd	1,188,900	727,267
*	Keck Seng Malaysia Bhd	338,000	303,143
	Kerjaya Prospek Group Bhd	1,908,487	464,208
#	Kim Loong Resources Bhd	794,260	266,254
#*	KNM Group Bhd	14,879,881	654,155
#	Kossan Rubber Industries	4,402,600	4,834,743
	KPJ Healthcare Bhd	9,422,900	2,141,088
#	Kretam Holdings Bhd	3,985,600	595,925
	Kuala Lumpur Kepong Bhd	611,030	3,503,192

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kumpulan Fima BHD	737,000	$323,321
*	Land & General Bhd	15,225,620	392,363
#*	LBS Bina Group Bhd	5,446,893	556,417
	Lii Hen Industries Bhd	693,300	656,688
#	Lingkaran Trans Kota Holdings Bhd	1,003,100	962,341
	Lotte Chemical Titan Holding Bhd	46,700	27,216
#	LPI Capital Bhd	463,340	1,496,802
	Magni-Tech Industries Bhd	1,347,000	700,120
	Magnum Bhd	4,257,962	2,218,363
#	Mah Sing Group Bhd	8,126,251	1,610,300
#	Malakoff Corp. Bhd	8,940,600	1,974,261
	Malayan Banking Bhd	11,398,867	21,985,917
#	Malayan Flour Mills Bhd	3,760,700	834,558
	Malaysia Airports Holdings Bhd	6,613,745	8,418,227
#	Malaysia Building Society Bhd	11,676,750	1,714,860
*	Malaysian Bulk Carriers Bhd	422,081	47,362
#	Malaysian Pacific Industries Bhd	744,825	6,068,354
	Malaysian Resources Corp. Bhd	17,183,100	1,626,348
	Matrix Concepts Holdings Bhd	4,270,337	1,792,486
#	Maxis Bhd	6,468,115	7,618,947
#	MBM Resources BHD	996,610	755,508
#	Mega First Corp. Bhd	1,350,100	2,381,592
	MISC Bhd	3,105,160	4,567,966
#	MKH Bhd	2,726,275	827,338
#	MMC Corp. Bhd	2,756,100	525,527
	MNRB Holdings Bhd	3,577,754	794,168
*	MPHB Capital Bhd	497,100	120,306
#	Muda Holdings Bhd	992,400	813,548
	Muhibbah Engineering M Bhd	2,426,500	493,415
*	Mulpha International Bhd	384,440	127,389
	My EG Services Bhd	1,991,551	940,959
#	Nestle Malaysia Bhd	131,500	4,446,560
#	NTPM Holdings Bhd	1,261,900	205,184
*	OCK Group Bhd	2,278,500	246,831
	Oriental Holdings BHD	860,640	1,114,035
	OSK Holdings Bhd	8,158,467	1,622,099
	Padini Holdings Bhd	3,165,900	2,053,524
	Panasonic Manufacturing Malaysia Bhd	84,700	627,265
	Pantech Group Holdings Bhd	355,631	37,617
#	Paramount Corp. Bhd	1,893,175	376,027
#	Pentamaster Corp. Bhd	2,959,195	4,622,724
#	Petron Malaysia Refining & Marketing Bhd	577,100	624,889
	Petronas Chemicals Group Bhd	7,517,700	12,428,557
	Petronas Dagangan Bhd	1,059,900	5,063,197
	Petronas Gas Bhd	1,940,208	7,683,141
	PIE Industrial Bhd	588,100	456,604
#*	Pos Malaysia Bhd	965,500	234,922
#	Power Root Bhd	36,800	16,258
	PPB Group Bhd	2,192,340	10,016,287
	Press Metal Aluminium Holdings Bhd	5,047,580	9,942,320
	Public Bank Bhd	56,077,555	58,011,783
	QL Resources Bhd	5,415,230	8,042,686
	Ranhill Utilities Bhd	680,901	140,960
	RHB Bank Bhd	5,758,719	7,247,084
	Sam Engineering & Equipment M Bhd	87,300	148,710
#*	Sapura Energy Bhd	51,071,188	1,434,567
#	Sarawak Oil Palms Bhd	951,691	955,961
	Scientex Bhd	5,718,884	5,636,705
	SEG International BHD	533,828	83,114

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Serba Dinamik Holdings Bhd	8,429,610	$3,333,705
	Shangri-La Hotels Malaysia Bhd	382,300	377,092
	Sime Darby Bhd	10,357,087	5,617,310
	Sime Darby Plantation Bhd	3,787,287	4,528,381
#	Sime Darby Property Bhd	8,357,887	1,175,263
#	SKP Resources Bhd	4,510,700	2,428,227
#	SP Setia Bhd Group	4,929,459	1,112,070
*	Sumatec Resources Bhd	786,700	175
	Sunway Bhd	8,762,090	3,246,599
	Sunway Construction Group Bhd	3,308,219	1,256,001
#*	Supermax Corp. Bhd	2,876,197	4,819,265
	Suria Capital Holdings Bhd	261,280	62,787
	Syarikat Takaful Malaysia Keluarga Bhd	2,112,300	2,242,219
#	Ta Ann Holdings Bhd	2,227,623	1,507,264
	TA Enterprise Bhd	12,202,100	1,956,363
#	Taliworks Corp. Bhd	2,689,366	533,513
	Tan Chong Motor Holdings Bhd	864,500	240,720
	Telekom Malaysia Bhd	3,586,702	5,619,779
	Tenaga Nasional Bhd	5,153,481	12,278,812
#	Thong Guan Industries Bhd	727,200	426,466
	TIME dotCom Bhd	1,663,760	5,713,220
#	Top Glove Corp. Bhd	10,754,760	17,888,897
*	Tropicana Corp. Bhd	5,238,632	1,113,278
#	TSH Resources Bhd	2,642,550	663,911
*	Tune Protect Group Bhd	1,566,700	156,448
#	Uchi Technologies Bhd	2,066,640	1,373,022
	UEM Edgenta Bhd	1,849,600	717,045
*	UEM Sunrise Bhd	12,902,545	1,189,259
	UMW Holdings Bhd	1,990,406	1,412,484
	United Malacca Bhd	218,650	273,204
	United Plantations Bhd	353,200	1,244,812
	UOA Development Bhd	6,007,300	2,374,806
*	Velesto Energy Bhd	22,792,392	670,567
	ViTrox Corp. Bhd	759,200	3,114,236
*	Vivocom International Holdings Bhd	180,103	42,888
	VS Industry Bhd	858,700	578,069
#*	WCT Holdings Bhd	4,601,571	520,691
	Wellcall Holdings Bhd	3,101,450	819,316
	Westports Holdings Bhd	4,564,900	4,838,909
	Yinson Holdings Bhd	2,731,600	3,503,883
	YNH Property Bhd	4,424,693	2,998,528
*	YTL Corp. Bhd	35,983,595	5,718,574
*	YTL Power International Bhd	5,996,387	970,670
TOTAL MALAYSIA			558,971,306
MEXICO — (2.2%)
#	ALEATICA S.A.B. de C.V.	54,542	56,540
#	Alfa S.A.B. de C.V., Class A	28,640,270	17,981,378
#	Alpek S.A.B. de C.V.	4,451,887	3,804,920
#*	Alsea S.A.B. de C.V.	3,919,979	4,398,240
#	America Movil S.A.B. de C.V.	25,137,893	16,738,975
	America Movil S.A.B. de C.V., Sponsored ADR, Class L	3,763,327	49,713,549
#	Arca Continental S.A.B. de C.V.	1,188,713	5,410,938
#*	Axtel S.A.B. de C.V.	10,317,062	2,883,885
#*	Banco del Bajio SA	661,826	815,539
	Becle S.A.B. de C.V.	967,284	2,060,179
#	Bolsa Mexicana de Valores S.A.B. de C.V.	3,922,382	8,798,045
*	Cemex S.A.B. de C.V.	19,242,144	11,057,732
*	Cemex S.A.B. de C.V., Sponsored ADR	3,947,446	22,618,867

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa S.A.B. de C.V., Sponsored ADR	125,502	$5,464,357
#	Coca-Cola Femsa S.A.B. de C.V.	328,303	1,434,033
#*	Consorcio ARA S.A.B. de C.V.	9,315,507	1,567,808
#*	Controladora Nemak SAB de CV	28,640,270	3,730,402
*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., ADR	270,308	3,049,074
#*	Controladora Vuela Cia de Aviacion S.A.B. de C.V., Class A	1,003,438	1,134,675
*	Corp Interamericana de Entretenimiento S.A.B. de C.V., Class B	222,600	87,415
*	Corp. Actinver S.A.B. de C.V.	61,598	27,570
#	Corp. Inmobiliaria Vesta S.A.B. de C.V.	4,429,840	8,352,276
	Corp. Moctezuma S.A.B. de C.V.	395,000	1,146,519
#*	Credito Real S.A.B. de C.V. SOFOM ER	1,578,147	830,685
	Cydsa S.A.B. de C.V.	6,129	5,337
*	Dine S.A.B. de C.V.	7,300	5,164
#	El Puerto de Liverpool S.A.B. de C.V., Class C1	647,517	2,050,360
*	Elementia S.A.B. de C.V.	60,292	37,074
#*	Empresas ICA S.A.B. de C.V.	4,691,828	21,973
*	Financiera Independencia S.A.B. de C.V. SOFOM ENR	122,895	44,065
#	Fomento Economico Mexicano S.A.B. de C.V.	27,460	187,005
	Fomento Economico Mexicano S.A.B. de C.V., Sponsored ADR	214,426	14,591,689
#*	Genomma Lab Internacional S.A.B. de C.V., Class B	6,704,170	6,828,776
#*	Gentera S.A.B. de C.V.	6,716,840	2,631,164
#	Gruma S.A.B. de C.V., Class B	1,419,790	15,583,821
*	Grupo Aeromexico S.A.B. de C.V.	321,452	112,278
#*	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	2,557,582	14,961,961
#*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR	86,652	8,647,003
*	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,166,366	11,727,956
#*	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	703,746	11,077,502
	Grupo Bimbo S.A.B. de C.V., Class A	7,379,527	13,910,187
#*	Grupo Carso S.A.B. de C.V.	2,537,424	6,373,577
	Grupo Cementos de Chihuahua S.A.B. de C.V.	907,094	5,755,239
	Grupo Comercial Chedraui S.A. de C.V.	3,016,322	4,105,341
#	Grupo Elektra S.A.B. de C.V.	291,859	19,768,361
*	Grupo Financiero Banorte S.A.B. de C.V., Class O	9,822,089	48,921,178
*	Grupo Financiero Inbursa S.A.B. de C.V., Class O	8,628,176	7,736,274
#*	Grupo GICSA SAB de CV	815,515	141,628
*	Grupo Gigante S.A.B. de C.V.	41,000	46,502
#	Grupo Herdez S.A.B. de C.V.	1,931,776	4,381,105
*	Grupo Hotelero Santa Fe S.A.B. de C.V.	306,056	70,770
*	Grupo Industrial Saltillo S.A.B. de C.V.	277,199	358,348
	Grupo KUO S.A.B. de C.V., Class B	271,325	621,960
#	Grupo Lala S.A.B. de C.V.	2,955,013	2,156,544
#	Grupo Mexico S.A.B. de C.V., Class B	17,004,774	73,389,549
*	Grupo Pochteca S.A.B. de C.V.	386,111	113,014
#	Grupo Rotoplas S.A.B. de C.V.	352,107	380,294
	Grupo Sanborns S.A.B. de C.V.	611,992	551,566
	Grupo Simec S.A.B. de C.V., Sponsored ADR	8,056	101,146
#	Grupo Simec S.A.B. de C.V., Class B	1,299,357	5,487,357
#*	Grupo Sports World S.A.B. de C.V.	252,626	75,175
#*	Grupo Televisa S.A.B., Sponsored ADR	2,155,512	16,187,895
#*	Grupo Televisa S.A.B.	3,812,773	5,795,698
*	Grupo Traxion S.A.B. de C.V.	115,439	110,883
#*	Hoteles City Express S.A.B. de C.V.	2,426,693	686,610
	Industrias Bachoco S.A.B. de C.V., Sponsored ADR	43,354	1,783,584
	Industrias Bachoco S.A.B. de C.V., Class B	1,487,230	5,039,416
#	Industrias CH S.A.B. de C.V., Class B	2,255,440	12,193,173
	Industrias Penoles S.A.B. de C.V.	959,932	14,330,377
*	Infraestructura Energetica Nova S.A.B. de C.V.	1,666,256	6,094,730
#	Kimberly-Clark de Mexico S.A.B. de C.V., Class A	5,339,803	9,380,277
#	La Comer S.A.B. de C.V.	5,466,018	11,439,201

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Megacable Holdings S.A.B. de C.V.	2,777,758	$10,077,656
*	Minera Frisco S.A.B. de C.V., Class A1	2,388,099	493,953
#*	Minera Frisco S.A.B. de C.V., Class A2	3,283,726	673,597
#	Nemak S.A.B. de C.V.	4,108,722	1,150,498
#	Orbia Advance Corp. S.A.B. de C.V.	8,764,968	18,736,568
#	Organizacion Cultiba S.A.B. de C.V.	194,351	158,712
*	Organizacion Soriana S.A.B. de C.V., Class B	3,364,870	3,105,680
#	Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,107,369	8,349,970
	Promotora y Operadora de Infraestructura S.A.B. de C.V., Class L	23,958	116,284
#	Qualitas Controladora S.A.B. de C.V.	1,240,981	6,538,170
#*	Regional S.A.B. de C.V.	2,260,750	9,283,864
#*	Telesites S.A.B. de C.V.	6,448,652	6,552,779
	TV Azteca S.A.B. de C.V.	878,968	18,009
#*	Unifin Financiera S.A.B. de C.V.	1,158,698	1,400,115
*	Vitro S.A.B. de C.V., Class A	421,013	570,346
#	Wal-Mart de Mexico S.A.B. de C.V.	10,285,904	29,288,659
TOTAL MEXICO			635,678,548
PERU — (0.1%)
*	Aenza SAA, Sponsored ADR	232,185	554,922
	Cementos Pacasmayo SAA, ADR	35,916	289,309
*	Cia de Minas Buenaventura SAA, ADR	157,251	1,600,815
	Credicorp, Ltd.	160,936	24,193,509
*	Fossal SAA, ADR	3,794	1
TOTAL PERU			26,638,556
PHILIPPINES — (0.9%)
*	8990 Holdings, Inc.	507,700	79,298
	A Soriano Corp.	818,000	112,023
	Aboitiz Equity Ventures, Inc.	5,948,480	4,918,591
	Aboitiz Power Corp.	4,778,800	2,382,672
	AC Energy Corp.	10,457,000	1,387,205
	ACR Mining Corp.	11,905	831
*	AgriNurture, Inc.	198,900	30,424
	Alliance Global Group, Inc.	28,767,394	5,911,024
	Alsons Consolidated Resources, Inc.	3,329,000	89,947
*	Apex Mining Co., Inc.	13,799,000	430,582
*	Atlas Consolidated Mining & Development Corp.	2,979,300	382,901
	Ayala Corp.	665,170	10,619,436
	Ayala Land, Inc.	22,333,620	17,444,592
*	AyalaLand Logistics Holdings Corp.	1,686,000	96,157
	Bank of the Philippine Islands	3,332,336	5,502,063
	BDO Unibank, Inc.	5,514,443	11,514,750
	Belle Corp.	28,836,700	947,246
	Bloomberry Resorts Corp.	31,295,000	5,171,765
*	Cebu Air, Inc.	2,214,090	2,184,166
	Cebu Holdings, Inc.	2,065,000	244,686
*	CEMEX Holdings Philippines, Inc.	23,615,267	656,845
	Century Pacific Food, Inc.	5,370,650	1,952,812
	Century Properties Group, Inc.	1,153,062	9,833
	Chelsea Logistics and Infrastructure Holdings Corp.	991,100	87,370
	China Banking Corp.	1,704,390	861,207
	COL Financial Group, Inc.	133,700	10,512
	Cosco Capital, Inc.	15,805,600	1,690,255
	D&L Industries, Inc.	19,518,800	2,686,486
	DMCI Holdings, Inc.	29,783,100	3,237,263
*	DoubleDragon Properties Corp.	3,565,190	1,059,280
*	Eagle Cement Corp.	436,200	126,676

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
*	East West Banking Corp.	6,081,250	$1,236,739
	EEI Corp.	2,997,700	455,608
	Emperador, Inc.	4,131,000	858,188
*	Empire East Land Holdings, Inc.	1,470,000	9,199
	Filinvest Development Corp.	267,400	47,527
	Filinvest Land, Inc.	127,965,687	2,951,683
	First Philippine Holdings Corp.	2,604,350	4,087,280
*	Global Ferronickel Holdings, Inc.	13,421,756	642,284
*	Global-Estate Resorts, Inc.	488,000	8,617
	Globe Telecom, Inc.	111,260	4,485,438
	GT Capital Holdings, Inc.	353,572	3,915,356
*	Holcim Philippines, Inc.	155,100	19,280
*	Integrated Micro-Electronics, Inc.	6,072,640	1,624,546
	International Container Terminal Services, Inc.	4,214,842	10,378,264
	JG Summit Holdings, Inc.	7,608,386	9,586,830
	Jollibee Foods Corp.	1,885,337	6,951,486
	Lopez Holdings Corp.	20,079,200	1,553,422
	LT Group, Inc.	12,483,900	3,442,038
*	MacroAsia Corp.	1,308,396	140,918
	Manila Electric Co.	679,490	3,681,454
*	Manila Water Co., Inc.	10,346,400	3,115,005
	Max's Group, Inc.	1,368,500	177,591
*	Megawide Construction Corp.	6,219,370	918,328
	Megaworld Corp.	75,837,300	6,003,471
	Metro Pacific Corp. COM	225,000	0
	Metro Pacific Investments Corp.	59,711,500	5,005,516
	Metropolitan Bank & Trust Co.	4,450,029	4,153,829
	Nickel Asia Corp.	21,346,340	2,077,583
	Petron Corp.	22,123,000	1,625,503
	Philex Mining Corp.	2,787,050	247,993
*	Philippine National Bank	2,758,766	1,461,907
*	Philippine Stock Exchange, Inc. (The)	84,552	270,219
	Philtown Properties, Inc.	16,675	0
	Phoenix Petroleum Philippines, Inc.	2,579,970	627,028
*	Pilipinas Shell Petroleum Corp.	1,357,940	570,249
#	PLDT, Inc., Sponsored ADR	193,634	5,779,975
	PLDT, Inc.	307,745	8,395,733
	Premium Leisure Corp.	25,386,000	232,080
	Puregold Price Club, Inc.	6,737,180	5,034,526
*	PXP Energy Corp.	2,326,100	436,003
	RFM Corp.	6,096,300	584,915
	Rizal Commercial Banking Corp.	2,919,464	1,072,826
	Robinsons Land Corp.	21,527,418	8,466,975
	Robinsons Retail Holdings, Inc.	2,024,350	2,573,463
	San Miguel Corp.	3,789,460	9,624,838
	San Miguel Food and Beverage, Inc.	606,460	857,462
	Security Bank Corp.	1,539,358	4,149,554
	Semirara Mining & Power Corp.	7,778,100	1,983,287
	Shakey's Pizza Asia Ventures, Inc.	366,600	52,101
	SM Investments Corp.	255,470	5,224,404
	SM Prime Holdings, Inc.	21,401,990	15,660,476
*	SSI Group, Inc.	5,019,000	134,279
	STI Education Systems Holdings, Inc.	342,000	2,805
*	Top Frontier Investment Holdings, Inc.	155,417	450,961
	Union Bank of the Philippines	1,482,222	2,201,835
	Universal Robina Corp.	2,610,150	7,324,188
	Vista Land & Lifescapes, Inc.	58,207,800	5,066,373
	Vistamalls, Inc.	912,800	78,541

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Wilcon Depot, Inc.	1,812,000	$661,873
TOTAL PHILIPPINES			250,208,750
POLAND — (0.8%)
	AB SA	2,455	20,623
*	Agora SA	196,939	359,955
#*	Alior Bank SA	595,132	2,708,183
*	Alumetal SA	12,496	182,643
	Amica SA	29,150	1,088,554
#*	AmRest Holdings SE	223,521	1,695,028
	Apator SA	37,049	229,888
	Asseco Poland SA	3,508	63,856
#*	Bank Handlowy w Warszawie SA	142,186	1,475,860
#*	Bank Millennium SA	3,516,077	3,679,677
#*	Bank Polska Kasa Opieki SA	217,632	3,704,104
#*	Bioton SA	268,334	312,645
#*	Boryszew SA	1,730,862	1,381,358
	Budimex SA	93,632	8,110,621
*	CCC SA	197,569	4,370,224
#*	CD Projekt SA	81,730	6,665,020
*	Ciech SA	266,090	2,237,052
	ComArch SA	12,830	674,538
#	Cyfrowy Polsat SA	1,169,443	9,576,306
	Develia SA	1,220,181	732,994
#*	Dino Polska SA	142,716	10,022,473
	Dom Development SA	13,920	429,498
#*	Echo Investment SA	10,980	12,469
#*	Enea SA	1,927,832	3,535,137
*	Eurocash SA	547,022	2,004,379
*	Fabryki Mebli Forte SA	102,533	1,228,253
#*	Famur SA	535,751	370,608
	Firma Oponiarska Debica SA	16,334	357,756
#*	Globe Trade Centre SA	254,305	456,742
#*	Grupa Azoty SA	244,855	1,898,241
*	Grupa Azoty Zaklady Chemiczne Police SA	43,991	143,920
	Grupa Kety SA	64,967	8,322,355
#	Grupa Lotos SA	692,426	7,147,650
#*	ING Bank Slaski SA	96,516	4,424,786
*	Inter Cars SA	26,821	2,020,085
*	Jastrzebska Spolka Weglowa SA	182,982	1,548,574
	Kernel Holding SA	520,328	7,603,556
*	KGHM Polska Miedz SA	537,109	27,034,132
*	KRUK SA	118,345	5,290,742
	Lentex SA	29,742	79,687
*	LPP SA	5,604	11,522,412
#*	Lubelski Wegiel Bogdanka SA	86,138	481,911
#*	mBank SA	56,539	2,956,598
*	Netia SA	906,948	1,312,719
	NEWAG SA	511	3,673
*	Orange Polska SA	2,985,427	5,255,216
*	PGE Polska Grupa Energetyczna SA	2,670,793	4,663,875
#*	PKP Cargo SA	108,706	401,219
	Polski Koncern Naftowy Orlen SA	1,579,865	23,677,874
#	Polskie Gornictwo Naftowe i Gazownictwo SA	3,575,935	5,412,509
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,734,354	13,391,037
#*	Powszechny Zaklad Ubezpieczen SA	1,629,304	13,005,079
#*	Santander Bank Polska SA	73,559	3,559,539
#	Stalexport Autostrady SA	715,197	707,377
#*	Tauron Polska Energia SA	8,380,608	6,287,750

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	VRG SA	988,725	$687,942
	Warsaw Stock Exchange	115,331	1,360,787
	Wawel SA	590	93,478
*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	89,151
TOTAL POLAND			228,070,318
QATAR — (0.2%)
	Commercial Bank PSQC (The)	1,027,389	1,203,414
	Aamal Co.	5,389,355	1,270,433
	Al Khaleej Takaful Group QSC	1,138,847	857,942
	Al Khalij Commercial Bank PQSC	912,597	509,578
	Al Meera Consumer Goods Co. QSC	177,356	980,499
	Alijarah Holding Co.QPSC	2,503,718	834,645
	Barwa Real Estate Co.	2,130,254	1,930,993
*	Doha Bank QPSC	1,177,205	741,355
	Doha Insurance Co. QSC	115,959	49,052
*	Gulf International Services QSC	2,574,322	1,114,085
	Gulf Warehousing Co.	116,404	164,568
	Industries Qatar QSC	570,302	1,887,613
	Mannai Corp. QSC	41,406	34,645
	Masraf Al Rayan QSC	3,128,636	3,770,825
*	Mazaya Qatar Real Estate Development QSC	5,511,659	1,900,106
	Medicare Group	582,521	1,403,335
	Mesaieed Petrochemical Holding Co.	1,104,895	613,290
	Ooredoo QPSC	458,095	1,048,702
	Qatar Electricity & Water Co QSC	570,907	2,788,757
*	Qatar First Bank	2,364,528	1,167,752
	Qatar Fuel QSC	481,816	2,468,128
	Qatar Gas Transport Co., Ltd.	5,282,886	4,786,558
	Qatar Industrial Manufacturing Co. QSC	17,188	14,208
	Qatar Insurance Co. SAQ	639,140	428,770
	Qatar International Islamic Bank QSC	839,002	2,050,348
	Qatar Islamic Bank SAQ	550,996	2,508,716
	Qatar National Bank QPSC	1,042,933	5,151,170
	Qatar National Cement Co. QSC	142,161	165,745
	Qatar Navigation QSC	291,880	617,676
*	Salam International Investment, Ltd. QSC	7,080,786	1,256,862
	United Development Co. QSC	8,085,313	3,471,342
	Vodafone Qatar QSC	3,593,203	1,480,057
	Widam Food Co.	224,447	372,310
TOTAL QATAR			49,043,479
RUSSIA — (0.9%)
	Etalon Group P.L.C., GDR	650,174	1,147,149
	Etalon Group P.L.C., GDR	90,414	160,033
	Gazprom PJSC, Sponsored ADR	4,527,463	25,167,782
	Gazprom PJSC, Sponsored ADR	339,585	1,898,280
	Globaltrans Investment P.L.C., GDR	193,097	1,299,977
	Globaltrans Investment P.L.C., GDR	249,870	1,684,124
	LSR Group PJSC, GDR	4,372	10,405
	Lukoil PJSC, Sponsored ADR	2,503	178,789
	Lukoil PJSC, Sponsored ADR	734,384	51,975,680
	Magnitogorsk Iron & Steel Works PJSC, GDR	664,747	5,859,722
	Magnitogorsk Iron & Steel Works PJSC, GDR	1,272	11,245
*	Mail.Ru Group, Ltd., GDR	83,777	2,182,480
*	Mail.Ru Group, Ltd., GDR	24,381	635,125
*	Mechel PJSC, Sponsored ADR	121,663	209,261
	MMC Norilsk Nickel PJSC, ADR	152,640	4,931,798

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	MMC Norilsk Nickel PJSC, ADR	1,034,973	$33,229,188
	Mobile TeleSystems PJSC, Sponsored ADR	149,281	1,343,529
	Novatek PJSC, GDR	25,769	4,300,045
	Novatek PJSC, GDR	316	52,962
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	176,871	4,919,526
	Novolipetskiy Metallurgicheskiy Kombinat PAO, GDR	323	9,005
	PhosAgro PJSC, GDR	307,967	4,819,086
	PhosAgro PJSC, GDR	53,867	844,635
	Polyus PJSC, GDR	6,695	633,012
	Ros Agro P.L.C., GDR	135,725	1,635,322
	Ros Agro P.L.C., GDR	12,318	149,048
	Rosneft Oil Co. PJSC, GDR	376,170	2,331,502
	Rosneft Oil Co. PJSC, GDR	2,952,866	18,221,991
	Rostelecom PJSC, Sponsored ADR	240,907	1,916,415
	Rostelecom PJSC, Sponsored ADR	164,180	1,324,882
	RusHydro PJSC, ADR	556	553
	RusHydro PJSC, ADR	4,558,006	4,518,146
	Sberbank of Russia PJSC, Sponsored ADR	3,020,548	41,327,038
	Severstal PAO, GDR	334,161	5,580,137
	Severstal PAO, GDR	2,071	34,689
	Tatneft PJSC, Sponsored ADR	430,050	16,668,411
	Tatneft PJSC, Sponsored ADR	1,571	60,978
	VEON, Ltd., ADR	1,741,608	2,803,989
	VTB Bank PJSC, GDR	3,938,248	3,608,018
	VTB Bank PJSC, GDR	4,185,462	3,858,996
	X5 Retail Group NV, GDR	250,117	8,818,495
	X5 Retail Group NV, GDR	650	22,997
TOTAL RUSSIA			260,384,445
SAUDI ARABIA — (1.4%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	315,214	1,853,767
	Abdullah Al Othaim Markets Co.	105,601	3,505,801
	Advanced Petrochemical Co.	328,975	5,595,861
	Al Babtain Power & Telecommunication Co.	177,688	1,462,682
	Al Etihad Cooperative Insurance Co.	229,079	1,523,967
*	Al Gassim Investment Holding Co.	6,913	35,346
*	Al Hammadi Co. for Development and Investment	221,246	1,645,746
*	Al Hassan Ghazi Ibrahim Shaker Co.	196,133	819,845
	Al Jouf Agricultural Development Co.	120,658	1,230,215
*	Al Jouf Cement Co.	501,037	1,513,194
	Al Khaleej Training and Education Co.	207,615	1,188,338
	Al Moammar Information Systems Co.	91,352	2,447,054
	Al Rajhi Bank	2,043,611	39,705,820
*	Al Rajhi Co. for Co-operative Insurance	18,269	423,735
*	Al Yamamah Steel Industries Co.	177,308	1,608,461
*	AlAbdullatif Industrial Investment Co.	196,013	790,092
	Alandalus Property Co.	272,192	1,557,847
	Aldrees Petroleum and Transport Services Co.	157,286	2,723,513
*	Alinma Bank	4,155,652	18,084,882
	Almarai Co. JSC	199,869	2,867,925
	Arab National Bank	158,494	857,578
	Arabian Cement Co.	387,257	4,682,766
	Arabian Centres Co., Ltd.	199,869	1,264,137
	Arabian Pipes Co.	137,630	731,694
*	Arabian Shield Cooperative Insurance Co.	175,704	1,303,039
	Arriyadh Development Co.	895,517	4,325,289
*	Aseer Trading Tourism & Manufacturing Co.	539,136	2,275,936
*	Astra Industrial Group	264,833	1,812,123
*	AXA Cooperative Insurance Co.	72,979	687,816

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Bank AlBilad	994,206	$7,346,439
	Bank Al-Jazira	3,007,953	10,843,182
	Banque Saudi Fransi	215,821	1,932,681
*	Basic Chemical Industries, Ltd.	68,937	625,705
	Bawan Co.	208,888	1,538,344
*	Bupa Arabia for Cooperative Insurance Co.	76,954	2,396,558
	City Cement Co.	481,704	3,576,898
*	Co. for Cooperative Insurance (The)	180,181	3,787,793
	Dallah Healthcare Co.	119,111	1,742,964
*	Dar Al Arkan Real Estate Development Co.	6,359,485	14,566,593
	Dur Hospitality Co.	199,028	1,546,190
	Eastern Province Cement Co.	315,986	3,807,768
*	Electrical Industries Co.	116,895	754,020
*	Emaar Economic City	2,508,320	6,035,450
*	Etihad Etisalat Co.	1,080,840	8,230,133
	Fitaihi Holding Group	198,404	904,449
*	Hail Cement Co.	404,171	1,852,326
	Halwani Brothers Co.	45,041	1,151,746
	Herfy Food Services Co.	107,244	1,662,713
	Jarir Marketing Co.	96,690	4,498,532
*	Jazan Energy and Development Co.	179,806	923,040
	Leejam Sports Co. JSC	116,717	2,288,525
*	Methanol Chemicals Co.	375,431	1,271,972
*	Middle East Healthcare Co.	94,291	870,094
*	Middle East Paper Co.	206,417	1,029,995
*	Mobile Telecommunications Co. Saudi Arabia	3,685,075	13,465,548
	Mouwasat Medical Services Co.	43,847	1,680,357
	Najran Cement Co.	658,339	3,363,387
*	Nama Chemicals Co.	142,297	1,240,504
*	National Agriculture Development Co. (The)	213,052	1,632,416
*	National Co., for Glass Manufacturing (The)	122,888	988,856
	National Commercial Bank	1,298,013	14,919,813
	National Gas & Industrialization Co.	147,143	1,187,130
	National Gypsum	78,769	588,385
*	National Industrialization Co.	2,343,689	8,410,136
	National Medical Care Co.	107,163	1,499,471
	National Petrochemical Co.	111,346	1,027,371
	Northern Region Cement Co.	693,540	2,288,998
	Qassim Cement Co. (The)	130,855	3,145,265
*	Rabigh Refining & Petrochemical Co.	973,417	3,626,868
	Riyad Bank	1,218,796	6,921,118
	SABIC Agri-Nutrients Co.	208,318	5,144,684
	Sahara International Petrochemical Co.	1,388,893	6,793,647
	Samba Financial Group	534,328	4,287,691
	Saudi Airlines Catering Co.	117,794	2,409,273
*	Saudi Arabian Mining Co.	415,013	4,632,634
	Saudi Automotive Services Co.	187,727	1,539,232
	Saudi Basic Industries Corp.	1,061,225	28,979,389
	Saudi British Bank (The)	280,757	2,002,626
	Saudi Cement Co.	363,079	6,394,499
*	Saudi Ceramic Co.	240,444	3,107,204
*	Saudi Chemical Co., Holding.	220,023	2,009,955
	Saudi Co. For Hardware CJSC	103,442	1,597,199
	Saudi Electricity Co.	1,085,284	6,399,773
	Saudi Industrial Investment Group	544,260	3,730,534
	Saudi Industrial Services Co.	251,855	2,386,753
*	Saudi Investment Bank (The)	13,164	55,928
*	Saudi Kayan Petrochemical Co.	2,328,533	8,933,103
*	Saudi Marketing Co.	83,544	671,568

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Printing & Packaging Co.	151,868	$973,467
*	Saudi Public Transport Co.	516,049	2,404,106
*	Saudi Re for Cooperative Reinsurance Co.	431,555	1,631,113
*	Saudi Real Estate Co.	543,597	2,177,355
*	Saudi Research & Marketing Group	142,136	2,882,213
	Saudi Telecom Co.	492,836	14,849,668
	Saudia Dairy & Foodstuff Co.	27,834	1,189,173
	Savola Group (The)	595,831	6,244,580
*	Seera Group Holding	1,223,977	5,905,602
	Southern Province Cement Co.	219,381	5,203,089
*	Tabuk Cement Co.	348,534	1,752,170
*	Takween Advanced Industries Co.	247,914	887,087
	Umm Al-Qura Cement Co.	375,004	3,160,347
	United Electronics Co.	163,634	4,069,646
	United International Transportation Co.	207,903	2,164,494
	Yamama Cement Co.	580,956	4,787,720
	Yanbu Cement Co.	279,936	3,498,264
	Yanbu National Petrochemical Co.	461,869	7,879,028
	Zahrat Al Waha For Trading Co.	22,270	496,222
*	Zamil Industrial Investment Co.	224,117	1,249,542
TOTAL SAUDI ARABIA			424,174,780
SOUTH AFRICA — (4.2%)
#	Absa Group, Ltd.	5,173,839	38,798,227
	Adcock Ingram Holdings, Ltd.	499,435	1,507,132
*	Adcorp Holdings, Ltd.	391,159	178,191
#*	Advtech, Ltd.	4,561,464	3,022,390
	AECI, Ltd.	1,415,416	8,556,073
#	African Rainbow Minerals, Ltd.	1,284,133	23,146,721
	Afrimat, Ltd.	128,505	338,899
	Alexander Forbes Group Holdings, Ltd.	1,844,172	447,725
	Allied Electronics Corp., Ltd., Class A	390,373	302,129
	Alviva Holdings, Ltd.	1,103,920	825,224
#	Anglo American Platinum, Ltd.	160,970	16,014,186
	AngloGold Ashanti, Ltd., Sponsored ADR	1,986,216	46,596,627
*	Aspen Pharmacare Holdings, Ltd.	1,677,293	15,833,880
	Astral Foods, Ltd.	446,038	3,723,457
	AVI, Ltd.	2,456,514	12,231,873
	Balwin Properties, Ltd.	21,544	6,685
*	Barloworld, Ltd.	2,894,932	18,017,565
#	Bid Corp., Ltd.	1,571,455	26,095,331
	Bidvest Group, Ltd. (The)	2,265,755	23,355,565
*	Blue Label Telecoms, Ltd.	3,470,343	1,050,138
#*	Brait SE	4,411,654	884,841
#*	Capitec Bank Holdings, Ltd.	191,041	17,487,350
	Cashbuild, Ltd.	213,318	4,014,537
*	Caxton and CTP Publishers and Printers, Ltd.	47,312	18,733
	City Lodge Hotels, Ltd.	3,792,754	730,161
	Clicks Group, Ltd.	1,184,265	19,457,822
	Coronation Fund Managers, Ltd.	1,702,532	5,484,745
	Curro Holdings, Ltd.	618,170	445,372
*	DataTec, Ltd.	3,572,068	5,811,530
*	Dis-Chem Pharmacies, Ltd.	518,557	754,150
#	Discovery, Ltd.	2,802,882	23,758,975
	Distell Group Holdings, Ltd.	348,539	2,135,172
*	enX Group, Ltd.	132,524	46,190
	Exxaro Resources, Ltd.	2,097,949	20,838,791
*	Famous Brands, Ltd.	544,453	1,598,692
	FirstRand, Ltd.	15,632,868	49,098,967

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Foschini Group, Ltd. (The)	3,016,449	$20,355,744
	Gold Fields, Ltd., Sponsored ADR	6,701,149	62,521,720
*	Grand Parade Investments, Ltd.	370,203	58,815
#*	Grindrod Shipping Holdings, Ltd.	91,890	432,873
#	Grindrod, Ltd.	4,421,278	1,450,227
#*	Harmony Gold Mining Co., Ltd.	1,286,228	5,705,170
#*	Harmony Gold Mining Co., Ltd., Sponsored ADR	3,556,376	15,825,873
	Hudaco Industries, Ltd.	288,173	1,757,148
#	Impala Platinum Holdings, Ltd.	4,152,776	56,081,359
#	Imperial Logistics, Ltd.	1,750,651	4,898,263
	Investec, Ltd.	1,962,374	4,964,955
	Italtile, Ltd.	481,636	508,212
#	JSE, Ltd.	775,838	5,882,899
*	KAP Industrial Holdings, Ltd.	9,505,303	2,303,214
	Kumba Iron Ore, Ltd.	290,619	11,642,666
	Lewis Group, Ltd.	1,180,078	2,102,134
	Liberty Holdings, Ltd.	1,374,317	5,558,649
#*	Life Healthcare Group Holdings, Ltd.	12,032,518	15,363,071
*	Long4Life, Ltd.	1,677,020	465,795
#*	Massmart Holdings, Ltd.	916,660	2,439,324
	Merafe Resources, Ltd.	2,465,811	89,872
*	Metair Investments, Ltd.	1,617,490	1,998,133
	MiX Telematics, Ltd., Sponsored ADR	40,982	569,240
	Momentum Metropolitan Holdings	12,248,886	13,321,746
	Motus Holdings, Ltd.	203,092	822,726
	Mpact, Ltd.	1,447,367	1,595,850
	Mr. Price Group, Ltd.	1,201,512	13,652,581
#	MTN Group, Ltd.	13,019,769	53,713,749
	MultiChoice Group, Ltd.	904,538	7,702,966
*	Murray & Roberts Holdings, Ltd.	3,952,311	2,161,146
#*	Nampak, Ltd.	5,985,214	798,469
	Naspers, Ltd., Class N	463,620	107,248,840
#	Nedbank Group, Ltd.	2,428,114	19,592,513
#	NEPI Rockcastle P.L.C.	1,299,977	7,858,040
	Netcare, Ltd.	9,058,641	8,001,612
	Ninety One, Ltd.	1,014,684	3,105,427
#*	Northam Platinum, Ltd.	2,031,177	25,234,141
	Oceana Group, Ltd.	760,070	3,306,016
	Old Mutual, Ltd.	4,390,195	3,749,893
*	Omnia Holdings, Ltd.	1,592,998	4,661,436
	Pepkor Holdings, Ltd.	116,435	113,291
	Pick n Pay Stores, Ltd.	2,423,328	8,525,883
#*	PPC, Ltd.	11,864,052	1,244,901
#	PSG Group, Ltd.	876,431	3,728,368
	PSG Konsult, Ltd.	39,653	24,165
	Raubex Group, Ltd.	1,692,789	2,823,974
	RCL Foods, Ltd.	218,443	122,644
	Reunert, Ltd.	1,738,069	4,377,503
#	RFG Holdings, Ltd.	538,736	406,288
*	Royal Bafokeng Platinum, Ltd.	552,294	2,508,518
#	Sanlam, Ltd.	7,662,939	29,198,465
#	Santam, Ltd.	338,813	5,931,654
#*	Sappi, Ltd.	5,753,700	16,239,713
*	Sasol, Ltd.	1,491,578	16,078,291
#*	Sasol, Ltd., Sponsored ADR	721,280	7,530,163
	Shoprite Holdings, Ltd.	2,327,517	21,511,603
#	Sibanye Stillwater, Ltd.	10,008,136	37,992,620
	Sibanye Stillwater, Ltd., ADR	1,416,090	21,057,263
	SPAR Group, Ltd. (The)	1,122,618	14,355,040

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#*	Spur Corp., Ltd.	574,906	$622,683
	Standard Bank Group, Ltd.	7,517,318	62,320,106
#*	Steinhoff International Holdings NV	8,597,559	1,165,975
#*	Sun International, Ltd.	2,443,138	2,116,038
*	Super Group, Ltd.	4,789,863	7,492,067
#	Telkom SA SOC, Ltd.	2,831,804	6,283,353
	Tiger Brands, Ltd.	1,271,994	16,718,343
*	Tongaat Hulett Pvt, Ltd.	897,423	486,233
	Transaction Capital, Ltd.	1,472,330	2,331,449
	Trencor, Ltd.	752,676	198,129
	Truworths International, Ltd.	2,958,608	8,691,961
#*	Tsogo Sun Gaming, Ltd.	3,677,271	1,214,378
*	Tsogo Sun Hotels, Ltd.	45,493	4,675
#	Vodacom Group, Ltd.	3,054,981	24,919,991
#*	Wilson Bayly Holmes-Ovcon, Ltd.	634,286	3,445,405
	Woolworths Holdings, Ltd.	5,672,242	16,805,272
TOTAL SOUTH AFRICA			1,240,702,958
SOUTH KOREA — (14.0%)
*	3S Korea Co., Ltd.	29,727	58,610
	ABco Electronics Co., Ltd.	47,446	316,046
*	Able C&C Co., Ltd.	33,758	228,238
	ABOV Semiconductor Co., Ltd.	76,705	1,000,520
#*	Abpro Bio Co., Ltd.	780,310	860,539
*	Actoz Soft Co., Ltd.	21,729	168,468
#*	Advanced Cosmeceutical Technology Co., Ltd.	19,800	14,869
#*	Advanced Digital Chips, Inc.	113,317	170,436
	Advanced Nano Products Co., Ltd.	23,322	671,162
	Advanced Process Systems Corp.	16,979	368,059
	Aekyung Petrochemical Co., Ltd.	95,349	727,391
	AfreecaTV Co., Ltd.	63,363	3,489,485
#*	Agabang&Company	129,782	418,240
	Ahn-Gook Pharmaceutical Co., Ltd.	11,439	140,241
	Ahnlab, Inc.	30,912	2,300,860
	AJ Networks Co., Ltd.	129,852	464,811
#*	Ajin Industrial Co., Ltd.	222,120	709,271
	AK Holdings, Inc.	34,481	893,088
#*	ALUKO Co., Ltd.	318,003	1,364,094
*	Aminologics Co., Ltd.	99,988	231,723
	Amorepacific Corp.	51,815	10,327,851
	AMOREPACIFIC Group	77,718	4,092,409
*	Amotech Co., Ltd.	32,159	1,028,187
*	Anam Electronics Co., Ltd.	17,717	45,725
*	Ananti, Inc.	134,572	921,097
*	Anapass, Inc.	9,928	232,016
#*	Apact Co., Ltd.	25,621	150,370
*	Aprogen Healthcare & Games, Inc.	139,949	83,848
*	Aprogen KIC, Inc.	11,732	19,018
*	Aprogen pharmaceuticals, Inc.	135,557	138,212
*	APS Holdings Corp.	75,920	487,764
	Asia Cement Co., Ltd.	13,094	993,752
	ASIA Holdings Co., Ltd.	8,398	682,214
	Asia Paper Manufacturing Co., Ltd.	39,622	1,455,901
*	Asiana Airlines, Inc.	65,155	858,822
#	Atec Co., Ltd.	32,288	918,311
*	A-Tech Solution Co., Ltd.	36,570	579,132
#	Atinum Investment Co., Ltd.	233,113	437,214
#	AUK Corp.	179,516	377,431
#	Aurora World Corp.	43,295	349,570

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Austem Co., Ltd.	119,678	$343,472
#	Autech Corp.	58,656	675,455
	Avaco Co., Ltd.	89,288	1,169,619
	Avatec Co., Ltd.	14,678	187,029
	Baiksan Co., Ltd.	92,135	463,819
#*	Barun Electronics Co., Ltd.	8,951	31,358
*	Barunson Entertainment & Arts Corp.	176,803	220,813
#	Bcworld Pharm Co., Ltd.	29,936	518,655
	BGF Co., Ltd.	385,718	2,373,135
	BGF retail Co., Ltd.	2,274	344,771
#	BH Co., Ltd.	180,247	3,517,534
*	Binex Co., Ltd.	62,691	1,473,629
	Binggrae Co., Ltd.	29,393	1,467,553
#*	Biolog Device Co., Ltd.	170,537	239,144
#	BioSmart Co., Ltd.	65,588	361,625
#*	Biotoxtech Co., Ltd.	41,407	415,818
	BIT Computer Co., Ltd.	42,093	348,724
	Bixolon Co., Ltd.	15,244	61,769
*	Bluecom Co., Ltd.	99,918	391,473
	BNK Financial Group, Inc.	1,418,831	6,969,289
#	Boditech Med, Inc.	64,797	1,077,630
#*	Bohae Brewery Co., Ltd.	385,716	313,425
#	BoKwang Industry Co., Ltd.	62,071	286,983
	Bolak Co., Ltd.	39,990	77,477
	Bookook Securities Co., Ltd.	8,890	165,041
	Boryung Pharmaceutical Co., Ltd.	102,923	1,965,877
#*	Bosung Power Technology Co., Ltd.	152,717	268,510
#*	Brain Contents Co., Ltd.	393,554	398,564
	Bubang Co., Ltd.	36,879	81,676
	Bukwang Pharmaceutical Co., Ltd.	59,884	1,192,898
	Busan City Gas Co., Ltd.	1,990	95,345
	BYC Co., Ltd.	354	90,807
*	BYON Co., Ltd.	88,291	101,999
*	Byucksan Corp.	191,136	408,629
*	CammSys Corp.	312,500	813,304
*	Capro Corp.	248,345	759,616
#	Caregen Co., Ltd.	12,761	798,510
	Cell Biotech Co., Ltd.	15,137	263,361
*	Celltrion Pharm, Inc.	10,623	1,659,742
#*	Celltrion, Inc.	234,042	67,559,124
#	Changhae Ethanol Co., Ltd.	22,808	256,321
*	Charm Engineering Co., Ltd.	145,084	203,900
	Cheil Worldwide, Inc.	356,350	6,133,997
#	Chemtronics Co., Ltd.	87,309	2,251,612
#	Cheryong Electric Co., Ltd.	36,800	178,190
#*	ChinHung International, Inc.	115,198	267,629
	Chinyang Holdings Corp.	108,748	249,426
*	Choa Pharmaceutical Co.	83,140	337,519
	Chokwang Paint, Ltd.	53,005	289,819
	Chong Kun Dang Pharmaceutical Corp.	31,347	5,128,486
	Chongkundang Holdings Corp.	16,882	1,630,700
#	Choong Ang Vaccine Laboratory	25,530	379,235
#*	Chorokbaem Media Co., Ltd.	499,529	993,280
	Chosun Refractories Co., Ltd.	3,426	244,242
#	Chungdahm Learning, Inc.	41,020	682,731
*	CJ CGV Co., Ltd.	140,436	3,363,392
	CJ CheilJedang Corp.	36,121	13,716,016
	CJ Corp.	131,047	11,025,479
	CJ ENM Co., Ltd.	24,459	3,334,764

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	CJ Freshway Corp.	54,224	$985,047
#*	CJ Logistics Corp.	36,137	5,418,070
#*	CJ Seafood Corp.	101,038	409,412
#	CKD Bio Corp.	23,710	1,403,481
	Clean & Science Co., Ltd.	41,158	1,002,677
	CLIO Cosmetics Co., Ltd.	14,021	247,003
#*	Cloud Air Co., Ltd.	141,553	231,631
*	CMG Pharmaceutical Co., Ltd.	261,029	1,158,615
*	CODI-M Co., Ltd.	79,491	28,914
	Com2uSCorp	37,367	5,331,981
	Commax Co., Ltd.	60,943	352,539
*	Coreana Cosmetics Co., Ltd.	107,894	461,694
	Cosmax BTI, Inc.	20,871	316,151
*	COSMAX NBT, Inc.	50,417	338,161
	Cosmax, Inc.	32,552	2,984,497
*	Cosmecca Korea Co., Ltd.	13,224	160,024
*	CosmoAM&T Co., Ltd.	69,185	1,103,006
*	Cosmochemical Co., Ltd.	47,412	517,292
*	Coway Co., Ltd.	195,350	12,132,120
#	Coweaver Co., Ltd.	28,980	258,640
	Cowell Fashion Co., Ltd.	233,945	1,167,763
*	Creative & Innovative System	130,591	1,906,570
	Crown Confectionery Co., Ltd.	17,528	165,232
	CROWNHAITAI Holdings Co., Ltd.	49,318	399,698
	CS Wind Corp.	30,308	4,322,102
#*	CTC BIO, Inc.	54,395	332,004
	Cuckoo Holdings Co., Ltd.	6,369	548,595
	Cuckoo Homesys Co., Ltd.	26,782	960,568
*	Curo Co., Ltd.	458,866	247,383
	Cymechs, Inc.	29,356	533,490
	D.I Corp.	80,638	375,995
*	DA Technology Co., Ltd.	8,114	53,661
	Dae Dong Industrial Co., Ltd.	137,516	904,420
	Dae Han Flour Mills Co., Ltd.	7,938	1,001,170
	Dae Hwa Pharmaceutical Co., Ltd.	37,256	447,637
	Dae Hyun Co., Ltd.	194,219	338,393
#	Dae Won Chemical Co., Ltd.	198,231	295,662
	Dae Won Kang Up Co., Ltd.	220,492	822,284
#*	Dae Young Packaging Co., Ltd.	447,378	720,562
	Daea TI Co., Ltd.	256,268	1,227,990
	Daebongls Co., Ltd.	14,698	134,350
#	Daechang Co., Ltd.	411,555	541,639
	Daechang Forging Co., Ltd.	18,020	113,839
	Daeduck Co., Ltd.	47,317	282,403
	Daeduck Electronics Co., Ltd.	81,787	984,498
*	Daehan New Pharm Co., Ltd.	84,566	884,208
	Daehan Steel Co., Ltd.	87,799	840,405
*	Dae-Il Corp.	30,719	106,908
*	Daejoo Electronic Materials Co., Ltd.	40,099	1,579,362
	Daekyo Co., Ltd.	144,250	462,813
	Daelim B&Co Co., Ltd.	79,986	397,923
	Daelim Construction Co., Ltd.	18,618	576,765
*	Daemyung Sonoseason Co., Ltd.	130,075	144,812
#	Daeryuk Can Co., Ltd.	73,845	315,697
	Daesang Corp.	194,483	4,545,791
	Daesang Holdings Co., Ltd.	121,302	1,063,591
	Daesung Energy Co., Ltd.	13,173	59,974
*	Daesung Industrial Co., Ltd.	102,667	285,572
*	Daewon Cable Co., Ltd.	42,694	51,027

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daewon Media Co., Ltd.	59,661	$451,875
	Daewon Pharmaceutical Co., Ltd.	107,820	1,677,839
	Daewon San Up Co., Ltd.	78,902	393,949
#*	Daewoo Electronic Components Co., Ltd.	117,721	306,405
*	Daewoo Engineering & Construction Co., Ltd.	864,251	4,555,399
*	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	221,872	4,840,272
	Daewoong Co., Ltd.	76,207	3,167,725
	Daewoong Pharmaceutical Co., Ltd.	5,873	794,357
*	Dahaam E-Tec Co., Ltd.	1,420	46,969
	Daihan Pharmaceutical Co., Ltd.	43,089	1,189,975
	Daishin Securities Co., Ltd.	266,511	2,890,013
#*	Danal Co., Ltd.	227,028	876,603
	Danawa Co., Ltd.	37,501	1,057,544
	Daou Data Corp.	128,774	1,521,572
	Daou Technology, Inc.	251,602	5,966,274
*	Dasan Networks, Inc.	86,944	928,732
#	Dawonsys Co., Ltd.	61,227	1,079,415
#*	Dayou Automotive Seat Technology Co., Ltd.	397,667	376,498
#*	Dayou Plus Co., Ltd.	397,817	281,714
	DB Financial Investment Co., Ltd.	254,590	1,082,245
#	DB HiTek Co., Ltd.	204,743	11,179,412
	DB Insurance Co., Ltd.	405,929	13,344,852
*	DB, Inc.	744,696	568,554
	DCM Corp.	29,903	319,094
*	Dentium Co., Ltd.	8,968	369,166
#	Deutsch Motors, Inc.	184,790	1,054,818
*	Development Advance Solution Co., Ltd.	31,713	148,413
	DGB Financial Group, Inc.	1,080,365	6,138,264
	DHP Korea Co., Ltd.	56,903	393,279
	DI Dong Il Corp.	11,564	2,041,249
	Digital Chosun Co., Ltd.	58,393	132,801
	Digital Daesung Co., Ltd.	16,113	107,205
#	Digital Power Communications Co., Ltd.	169,180	1,650,761
*	DIO Corp.	47,458	1,623,671
*	Diostech Co., Ltd.	150,001	20,668
#	Display Tech Co., Ltd.	15,091	55,842
*	DL E&C Co., Ltd.	94,526	9,422,206
	DL Holdings Co., Ltd	75,397	4,098,410
	DMS Co., Ltd.	102,584	765,397
	DNF Co., Ltd.	22,732	470,401
	Dohwa Engineering Co., Ltd.	4,996	35,648
	Dong A Eltek Co., Ltd.	49,726	379,203
	Dong Ah Tire & Rubber Co., Ltd.	39,746	344,991
	Dong-A Socio Holdings Co., Ltd.	6,093	611,249
	Dong-A ST Co., Ltd.	21,564	1,586,406
#	Dong-Ah Geological Engineering Co., Ltd.	100,551	1,435,506
*	Dongbang Transport Logistics Co., Ltd.	94,917	401,904
	Dongbu Corp.	65,579	731,415
#	Dongil Industries Co., Ltd.	13,569	950,612
	Dongjin Semichem Co., Ltd.	243,568	6,585,336
	DongKook Pharmaceutical Co., Ltd.	114,750	3,185,116
	Dongkuk Industries Co., Ltd.	308,355	851,756
*	Dongkuk Steel Mill Co., Ltd.	502,050	3,474,101
	Dongkuk Structures & Construction Co., Ltd.	139,554	803,175
	Dongsuh Cos., Inc.	67,390	1,855,085
	Dongsung Chemical Co., Ltd.	14,071	200,461
	DONGSUNG Corp.	185,687	806,930
	Dongsung Finetec Co., Ltd.	59,725	573,260
#	Dongwha Enterprise Co., Ltd.	29,398	1,554,464

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwha Pharm Co., Ltd.	34,948	$470,533
	Dongwon Development Co., Ltd.	418,381	1,799,766
	Dongwon F&B Co., Ltd.	9,285	1,475,993
	Dongwon Industries Co., Ltd.	12,967	2,791,441
#	Dongwon Systems Corp.	34,291	1,375,520
*	Dongwoo Farm To Table Co., Ltd.	15,270	44,513
	Dongyang E&P, Inc.	46,307	816,234
*	Dongyang Steel Pipe Co., Ltd.	197,431	207,859
	Doosan Bobcat, Inc.	136,980	3,691,989
	Doosan Co., Ltd.	47,691	2,186,027
*	Doosan Fuel Cell Co., Ltd.	197,017	9,782,806
*	Doosan Heavy Industries & Construction Co., Ltd.	1,379,649	14,414,530
#*	Doosan Infracore Co., Ltd.	1,297,192	9,431,354
	DoubleUGames Co., Ltd.	62,404	3,463,768
	Douzone Bizon Co., Ltd.	84,506	7,528,615
	DRB Holding Co., Ltd.	31,713	196,147
*	Dreamus Co.	11,216	50,578
#*	DRTECH Corp.	44,089	63,501
	DTR Automotive Corp.	36,945	859,714
*	Duk San Neolux Co., Ltd.	57,947	1,731,170
	DY Corp.	120,530	561,608
	DY POWER Corp.	65,903	683,424
	E1 Corp.	19,152	667,881
	Eagon Industrial, Ltd.	26,278	223,295
#*	Easy Bio, Inc.	178,560	1,064,703
#	Easy Holdings Co., Ltd.	289,666	1,078,811
	Ecopro Co., Ltd.	94,290	4,905,986
	e-Credible Co., Ltd.	6,969	137,246
	Eehwa Construction Co., Ltd.	9,771	58,998
*	EG Corp.	12,698	116,277
#*	Ehwa Technologies Information Co., Ltd.	2,763,000	398,387
	Elcomtec Co., Ltd.	135,076	209,059
	e-LITECOM Co., Ltd.	14,782	167,076
	E-MART, Inc.	64,566	9,458,507
#*	EMKOREA Co., Ltd.	75,370	404,012
*	EM-Tech Co., Ltd.	76,300	834,497
#*	EMW Co., Ltd.	94,607	44,085
*	Enex Co., Ltd.	60,387	113,093
#	ENF Technology Co., Ltd.	85,541	3,463,537
	Eo Technics Co., Ltd.	13,987	1,230,998
	Estechpharma Co., Ltd.	26,942	277,190
*	ESTsoft Corp.	3,612	27,132
#*	E-TRON Co., Ltd.	1,461,912	333,384
	Eugene Corp.	407,293	1,684,976
	Eugene Investment & Securities Co., Ltd.	663,129	2,244,106
#	Eugene Technology Co., Ltd.	51,018	1,691,184
*	Eusu Holdings Co., Ltd.	82,415	384,696
*	Exem Co., Ltd.	37,161	150,472
	Ezwel Co., Ltd.	22,230	210,597
	F&F Co., Ltd.	32,125	2,938,033
	Farmsco	72,024	537,144
	FarmStory Co., Ltd.	70,655	85,033
*	Feelux Co., Ltd.	258,988	1,000,476
	Fila Holdings Corp.	264,011	10,070,801
	Fine DNC Co., Ltd.	47,807	70,710
#	Fine Semitech Corp.	103,744	2,571,513
*	Firstec Co., Ltd.	71,326	141,833
	Foosung Co., Ltd.	221,721	2,357,069
	Fursys, Inc.	12,434	328,355

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Gabia, Inc.	40,503	$483,413
	Galaxia Moneytree Co., Ltd.	13,555	44,542
*	Gamevil, Inc.	19,646	630,947
	Gaon Cable Co., Ltd.	13,579	251,655
	Gemvaxlink Co., Ltd.	211,531	268,622
*	Genie Music Corp.	31,944	128,599
	Geumhwa PSC Co., Ltd.	2,366	59,560
#	Global Standard Technology Co., Ltd.	62,920	1,045,658
#	GMB Korea Corp.	85,618	657,010
#*	GNCO Co., Ltd.	400,898	349,633
	GOLFZON Co., Ltd.	22,537	1,306,905
	Golfzon Newdin Holdings Co., Ltd.	194,503	941,855
#*	Good People Co., Ltd.	96,647	112,704
	Grand Korea Leisure Co., Ltd.	155,102	2,121,953
	Green Cross Cell Corp.	6,130	254,856
	Green Cross Corp.	15,138	5,686,150
	Green Cross Holdings Corp.	78,036	3,049,938
*	Green Non-Life Insurance Co., Ltd.	14,915	0
#	GS Engineering & Construction Corp.	381,827	13,002,622
#*	GS Global Corp.	370,284	808,096
	GS Holdings Corp.	411,867	13,365,647
	GS Home Shopping, Inc.	25,553	3,111,601
#	GS Retail Co., Ltd.	177,855	5,514,997
	Gwangju Shinsegae Co., Ltd.	3,500	473,793
#*	GY Commerce Co., Ltd.	128,715	48,544
	Hae In Corp.	15,042	68,961
	HAESUNG DS Co., Ltd.	54,775	1,665,883
	Haesung Industrial Co., Ltd.	17,399	178,035
#	Haimarrow Food Service Co., Ltd.	194,781	587,927
	Haitai Confectionery & Foods Co., Ltd.	40,768	299,857
#*	Halla Corp.	171,933	799,684
	Halla Holdings Corp.	69,367	2,728,545
	Han Kuk Carbon Co., Ltd.	126,442	1,324,342
	Hana Financial Group, Inc.	1,014,001	29,562,592
	Hana Micron, Inc.	244,422	2,329,875
#	Hana Tour Service, Inc.	29,745	1,540,579
*	Hanall Biopharma Co., Ltd.	70,885	2,022,046
#*	Hancom MDS, Inc.	13,827	187,500
*	Hancom, Inc.	81,461	1,242,979
	Handok, Inc.	36,657	927,481
	Handsome Co., Ltd.	102,866	2,858,393
	Hanil Holdings Co., Ltd.	76,979	717,297
	Hanil Hyundai Cement Co., Ltd.	5,301	172,055
#*	Hanjin Heavy Industries & Construction Co., Ltd.	166,855	1,047,166
	Hanjin Kal Corp.	12,603	686,635
#	Hanjin Transportation Co., Ltd.	73,031	2,850,666
	Hankook AtlasBX Co., Ltd.	255	12,269
	Hankook Cosmetics Manufacturing Co., Ltd.	5,885	187,678
	Hankook Shell Oil Co., Ltd.	5,183	1,133,319
	Hankook Tire & Technology Co., Ltd.	496,413	18,198,237
	Hanla IMS Co., Ltd.	4,352	24,711
	Hanmi Pharm Co., Ltd.	11,238	3,829,016
	Hanmi Science Co., Ltd.	20,050	1,439,765
	Hanmi Semiconductor Co., Ltd.	80,009	1,345,464
#	HanmiGlobal Co., Ltd.	60,298	530,358
	Hanon Systems	625,166	9,301,689
*	Hans Biomed Corp.	38,098	375,318
	Hansae Co., Ltd.	79,799	1,124,387
#	Hansae Yes24 Holdings Co., Ltd.	107,868	652,296

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanshin Construction	73,802	$1,200,401
#	Hanshin Machinery Co.	130,040	185,102
	Hansol Chemical Co., Ltd.	50,428	8,653,482
*	Hansol Holdings Co., Ltd.	451,199	1,408,016
#*	Hansol HomeDeco Co., Ltd.	481,896	822,267
	Hansol Paper Co., Ltd.	185,081	2,144,809
*	Hansol Technics Co., Ltd.	195,654	1,751,692
	Hanssem Co., Ltd.	34,741	2,939,044
*	Hanwha Aerospace Co., Ltd.	249,329	9,059,582
	Hanwha Corp.	330,946	9,480,081
*	Hanwha General Insurance Co., Ltd.	517,920	1,562,982
*	Hanwha Investment & Securities Co., Ltd.	982,562	2,294,215
	Hanwha Life Insurance Co., Ltd.	2,034,142	4,842,544
	Hanwha Solutions Corp.	341,055	15,173,558
	Hanyang Eng Co., Ltd.	87,410	1,395,163
	Hanyang Securities Co., Ltd.	11,785	97,367
*	Harim Co., Ltd.	200,781	490,162
	Harim Holdings Co., Ltd.	76,884	553,686
#	HB Technology Co., Ltd.	253,292	506,632
	HDC Hyundai Development Co. Engineering & Construction, Class E	60,334	1,470,380
	HDC Hyundai Engineering Plastics Co., Ltd.	103,147	593,783
#	HDC I-Controls Co., Ltd.	22,652	206,760
*	Heung-A Shipping Co., Ltd.	418,319	18,091
*	Heungkuk Fire & Marine Insurance Co., Ltd.	157,831	446,406
	High Tech Pharm Co., Ltd.	21,787	388,020
	Hite Jinro Co., Ltd.	101,130	2,875,746
	Hitejinro Holdings Co., Ltd.	49,977	657,423
#*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	606,994
#*	HMM Co., Ltd	398,875	4,870,552
#*	Home Center Holdings Co., Ltd.	164,515	147,444
*	Homecast Co., Ltd.	85,344	198,628
#	Hotel Shilla Co., Ltd.	138,775	10,068,407
	HS Industries Co., Ltd.	366,183	2,213,819
	HS R&A Co., Ltd.	294,600	656,027
#*	HSD Engine Co., Ltd.	104,384	659,100
	Huchems Fine Chemical Corp.	118,372	2,258,275
*	Hugel, Inc.	8,199	1,435,029
*	Humax Co., Ltd.	73,125	325,899
	Humedix Co., Ltd.	31,665	582,579
*	Huneed Technologies	79,988	435,979
	Huons Co., Ltd.	56,532	2,785,380
	Huons Global Co., Ltd.	52,944	1,251,426
#	Huvis Corp.	133,799	915,912
#	Huvitz Co., Ltd.	60,841	391,109
#	Hwa Shin Co., Ltd.	95,901	388,953
#	Hwacheon Machine Tool Co., Ltd.	3,319	93,492
#	Hwail Pharm Co., Ltd.	46,878	533,901
#	Hwangkum Steel & Technology Co., Ltd.	53,686	382,653
	HwaSung Industrial Co., Ltd.	73,583	744,979
	Hy-Lok Corp.	62,440	786,985
*	Hyosung Advanced Materials Corp.	23,213	4,671,327
	Hyosung Chemical Corp.	20,005	2,946,246
	Hyosung Corp.	54,736	3,619,555
	Hyosung TNC Co., Ltd.	22,942	6,111,914
	HyosungITX Co., Ltd.	8,136	148,684
*	Hyulim Robot Co., Ltd.	115,766	141,326
	Hyundai Bioland Co., Ltd.	41,103	791,544
*	Hyundai Bioscience Co., Ltd.	56,841	1,146,314
#	Hyundai BNG Steel Co., Ltd.	85,559	1,642,574

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hyundai Construction Equipment Co., Ltd.	88,540	$2,669,689
	Hyundai Corp Holdings, Inc.	28,838	265,360
#	Hyundai Corp.	49,866	700,442
	Hyundai Department Store Co., Ltd.	62,528	4,370,610
*	Hyundai Electric & Energy System Co., Ltd.	90,416	1,349,505
	Hyundai Elevator Co., Ltd.	83,352	3,150,602
	Hyundai Engineering & Construction Co., Ltd.	231,117	8,302,973
	Hyundai Futurenet Co., Ltd.	305,040	966,909
	Hyundai Glovis Co., Ltd.	119,013	20,182,468
	Hyundai Greenfood Co., Ltd.	291,096	2,277,466
	Hyundai Heavy Industries Holdings Co., Ltd.	38,652	8,122,084
	Hyundai Home Shopping Network Corp.	40,309	2,842,434
	Hyundai Livart Furniture Co., Ltd.	86,141	1,246,540
	Hyundai Marine & Fire Insurance Co., Ltd.	592,001	10,502,602
	Hyundai Mipo Dockyard Co., Ltd.	155,228	5,974,959
	Hyundai Mobis Co., Ltd.	112,064	31,757,704
	Hyundai Motor Co.	262,939	53,610,968
	Hyundai Motor Securities Co., Ltd.	124,275	1,379,985
*	Hyundai Pharmaceutical Co., Ltd.	39,143	239,948
*	Hyundai Rotem Co., Ltd.	190,050	3,253,575
	Hyundai Steel Co.	301,346	10,426,041
	Hyundai Telecommunication Co., Ltd.	47,349	346,682
	Hyundai Wia Corp.	121,710	9,838,296
#	HyVision System, Inc.	47,645	576,840
	I&C Technology Co., Ltd.	23,375	92,219
	i3system, Inc.	22,022	434,133
#*	iA, Inc.	623,338	950,772
#	ICD Co., Ltd.	65,269	971,400
*	IHQ, Inc.	567,618	835,433
*	Il Dong Pharmaceutical Co., Ltd.	31,099	512,134
	Iljin Diamond Co., Ltd.	17,918	779,798
*	Iljin Display Co., Ltd.	53,529	242,515
*	Iljin Electric Co., Ltd.	86,144	252,202
	Iljin Holdings Co., Ltd.	104,126	510,224
	Iljin Materials Co., Ltd.	35,973	2,286,459
#	Ilshin Spinning Co., Ltd.	12,124	903,529
#*	Ilshin Stone Co., Ltd.	134,868	229,714
	ilShinbiobase Co., Ltd.	119,594	766,545
	Ilsung Pharmaceuticals Co., Ltd.	3,576	254,990
	Ilyang Pharmaceutical Co., Ltd.	48,569	2,207,853
	iMarketKorea, Inc.	110,659	820,713
	InBody Co., Ltd.	68,482	1,134,810
*	INCON Co., Ltd.	15,665	46,578
*	Incross Co., Ltd.	9,948	382,269
*	Industrial Bank of Korea	1,156,649	8,086,086
#*	Infinitt Healthcare Co., Ltd.	44,793	290,173
	INITECH Co., Ltd.	27,616	115,911
	Innocean Worldwide, Inc.	28,722	1,642,044
	InnoWireless, Inc.	21,914	1,035,275
*	Innox Advanced Materials Co., Ltd.	55,676	2,218,321
#*	Inscobee, Inc.	222,514	462,165
#*	Insun ENT Co., Ltd.	84,076	873,803
	Intelligent Digital Integrated Security Co., Ltd.	20,066	517,704
*	Interflex Co., Ltd.	52,039	662,175
	Interojo Co., Ltd.	57,041	1,021,737
	Interpark Corp.	457,331	1,543,286
	INTOPS Co., Ltd.	100,120	2,563,319
	Inzi Controls Co., Ltd.	42,989	791,102
#	INZI Display Co., Ltd.	124,958	411,436

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Iones Co., Ltd.	61,514	$324,031
	IS Dongseo Co., Ltd.	109,181	5,233,440
	ISC Co., Ltd.	53,055	1,053,867
	i-SENS, Inc.	58,633	1,314,256
	ISU Chemical Co., Ltd.	105,222	1,277,106
	IsuPetasys Co., Ltd.	124,399	374,156
	It's Hanbul Co., Ltd.	9,529	240,020
#*	Jahwa Electronics Co., Ltd.	101,955	1,891,973
#	JASTECH, Ltd.	37,761	256,147
*	Jayjun Cosmetic Co., Ltd.	118,202	241,084
	JB Financial Group Co., Ltd.	1,544,823	7,152,073
*	JC Hyun System, Inc.	57,068	410,916
*	Jcontentree Corp.	32,131	1,152,526
#*	Jeju Semiconductor Corp.	83,002	383,152
*	Jejuair Co., Ltd.	48,444	856,523
#*	Jeongsan Aikang Co., Ltd.	125,996	207,535
	Jinro Distillers Co., Ltd.	10,945	296,948
	Jinsung T.E.C.	76,654	732,132
	JLS Co., Ltd.	38,347	205,803
*	JNK Heaters Co., Ltd.	21,580	172,003
	Jusung Engineering Co., Ltd.	176,373	1,487,423
#	JVM Co., Ltd.	15,359	451,410
	JW Holdings Corp.	75,568	346,668
	JW Life Science Corp.	35,153	686,325
	JW Pharmaceutical Corp.	40,096	1,096,879
#	JYP Entertainment Corp.	180,607	5,247,623
*	Kakao Corp.	24,900	9,781,875
*	Kanglim Co., Ltd.	17,922	26,929
	Kangnam Jevisco Co., Ltd.	30,115	554,847
	Kangwon Land, Inc.	231,988	4,875,828
#	KAON Media Co., Ltd.	132,072	905,332
*	KB Financial Group, Inc.	1,155,887	41,733,576
#*	KB Financial Group, Inc., ADR	439,337	15,930,360
	KC Co., Ltd.	56,156	1,369,299
	KC Green Holdings Co., Ltd.	105,220	474,504
#	KC Tech Co., Ltd.	66,992	1,574,359
	KCC Corp.	32,238	5,712,956
#	KCC Engineering & Construction Co., Ltd.	64,429	502,559
*	KCC Glass Corp.	73,102	2,350,945
	KCI, Ltd.	7,564	62,768
	KCO Energy, Inc.	70	0
*	KEC Corp.	325,581	806,822
#	KEPCO Engineering & Construction Co., Inc.	43,939	668,149
	KEPCO Plant Service & Engineering Co., Ltd.	96,518	2,335,440
#	Keyang Electric Machinery Co., Ltd.	139,091	528,310
#*	KEYEAST Co., Ltd.	96,668	1,388,892
#	KG Eco Technology Service Co., Ltd.	104,491	561,621
#	Kginicis Co., Ltd.	111,969	1,785,197
	KGMobilians Co., Ltd.	75,381	607,676
#*	KH Vatec Co., Ltd.	79,037	1,213,203
	Kia Motors Corp.	950,491	69,659,693
	KINX, Inc.	4,462	336,080
	KISCO Corp.	130,306	905,321
	KISCO Holdings Co., Ltd.	45,474	580,764
	KISWIRE, Ltd.	61,657	775,896
#*	Kiwi Media Group Co., Ltd.	1,506,170	151,479
	KIWOOM Securities Co., Ltd.	75,749	9,530,434
	KL-Net Corp.	116,727	321,726
	KM Corp.	6,884	69,181

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KMH Co., Ltd.	76,042	$1,062,332
#*	KMW Co., Ltd.	28,876	1,982,911
#	Kocom Co., Ltd.	25,809	159,249
	Koentec Co., Ltd.	54,279	414,165
	Koh Young Technology, Inc.	34,394	3,293,267
#	Kolmar BNH Co., Ltd.	44,329	1,932,186
	Kolmar Korea Holdings Co., Ltd.	50,051	1,198,374
	Kolon Corp.	50,494	908,671
	Kolon Global Corp.	68,716	1,102,958
	Kolon Industries, Inc.	162,748	5,938,150
	Kolon Plastic, Inc.	73,775	332,532
	Komelon Corp.	7,669	59,659
	KoMiCo, Ltd.	10,430	501,284
	Korea Aerospace Industries, Ltd.	242,168	6,718,361
	Korea Airport Service Co., Ltd.	97	3,343
#	Korea Alcohol Industrial Co., Ltd.	74,450	829,053
	Korea Asset In Trust Co., Ltd.	255,135	874,156
#	Korea Cast Iron Pipe Industries Co., Ltd.	29,890	220,723
#*	Korea Circuit Co., Ltd.	61,216	789,493
*	Korea District Heating Corp.	17,444	586,351
#*	Korea Electric Power Corp., Sponsored ADR	672,517	6,913,475
*	Korea Electric Power Corp.	328,558	6,704,183
	Korea Electric Terminal Co., Ltd.	47,531	3,195,180
	Korea Electronic Certification Authority, Inc.	46,611	262,307
	Korea Electronic Power Industrial Development Co., Ltd.	93,274	375,442
	Korea Export Packaging Industrial Co., Ltd.	9,242	192,827
	Korea Flange Co., Ltd.	151,815	392,172
	Korea Gas Corp.	130,926	3,630,285
*	Korea Information & Communications Co., Ltd.	57,935	440,245
#	Korea Information Certificate Authority, Inc.	31,107	184,292
	Korea Investment Holdings Co., Ltd.	284,697	20,655,523
#*	Korea Line Corp.	1,107,527	3,359,931
*	Korea Materials & Analysis Corp.	98,437	199,996
	Korea Petrochemical Ind Co., Ltd.	28,107	7,101,706
	Korea Real Estate Investment & Trust Co., Ltd.	771,733	1,349,143
*	Korea Shipbuilding & Offshore Engineering Co., Ltd.	110,774	9,278,682
#	Korea United Pharm, Inc.	48,035	2,095,414
	Korea Zinc Co., Ltd.	30,565	11,028,615
*	Korean Air Lines Co., Ltd.	664,895	17,022,410
	Korean Reinsurance Co.	732,636	4,870,351
#	Kortek Corp.	73,548	623,410
	KPX Chemical Co., Ltd.	15,304	710,839
#*	KSIGN Co., Ltd.	111,591	157,790
	KSS LINE, Ltd.	143,752	1,379,570
*	KT Corp., Sponsored ADR	309,798	3,259,075
*	KT Corp.	35,348	754,406
*	KT Hitel Co., Ltd.	95,811	650,067
	KT Skylife Co., Ltd.	196,628	1,496,271
#	KT Submarine Co., Ltd.	92,378	425,811
*	KT&G Corp.	340,403	24,354,663
#	KTB Investment & Securities Co., Ltd.	333,336	1,024,135
#	KTCS Corp.	235,785	473,486
	Ktis Corp.	209,053	496,794
#	Kuk Young G&M	79,758	179,266
#	Kukbo Design Co., Ltd.	21,962	362,712
#	Kukdo Chemical Co., Ltd.	25,008	1,057,694
	Kukdong Oil & Chemicals Co., Ltd.	45,496	134,874
#*	Kuk-il Paper Manufacturing Co., Ltd.	363,623	1,370,691
#*	Kukje Pharma Co., Ltd.	23,155	178,838

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kum Yang Co., Ltd.	19,425	$105,520
	Kumho Industrial Co., Ltd.	97,708	734,797
	Kumho Petrochemical Co., Ltd.	128,692	28,269,127
*	Kumho Tire Co., Inc.	609,813	2,056,242
	Kumkang Kind Co., Ltd.	118,779	542,848
	Kwang Dong Pharmaceutical Co., Ltd.	218,470	1,809,520
#	Kwang Myung Electric Co., Ltd.	106,295	190,904
	Kyeryong Construction Industrial Co., Ltd.	64,593	1,764,112
	Kyobo Securities Co., Ltd.	153,133	986,596
	Kyongbo Pharmaceutical Co., Ltd.	55,105	706,618
	Kyung Dong Navien Co., Ltd.	35,842	1,540,716
	Kyung Nong Corp.	12,631	140,361
#	Kyungbang Co., Ltd.	93,857	1,051,352
	KyungDong City Gas Co., Ltd.	21,115	336,300
	Kyungdong Pharm Co., Ltd.	62,505	529,476
	Kyung-In Synthetic Corp.	97,671	612,216
	L&F Co., Ltd.	31,421	2,059,281
*	L&K Biomed Co., Ltd.	26,871	903,963
#*	LabGenomics Co., Ltd.	30,845	442,856
#	LB Semicon, Inc.	286,885	3,483,766
	Leadcorp, Inc. (The)	130,935	705,902
	LEENO Industrial, Inc.	48,658	6,643,256
#*	Leenos Corp.	85,201	86,476
	LF Corp.	170,406	2,187,488
	LG Chem, Ltd.	69,073	56,339,585
	LG Corp.	243,287	21,513,041
#*	LG Display Co., Ltd., ADR	540,978	5,225,847
*	LG Display Co., Ltd.	1,624,028	31,569,369
	LG Electronics, Inc.	755,269	103,111,918
#	LG Hausys, Ltd.	67,714	4,636,888
	LG HelloVision Co., Ltd.	251,531	986,804
	LG Household & Health Care, Ltd.	27,426	38,178,688
	LG Innotek Co., Ltd.	84,324	14,997,580
	LG International Corp.	223,277	5,258,205
	LG Uplus Corp.	1,320,165	14,083,573
	LIG Nex1 Co., Ltd.	48,734	1,615,866
#	Lion Chemtech Co., Ltd.	53,078	353,237
	LMS Co., Ltd.	33,118	328,023
*	Lock & Lock Co., Ltd.	87,156	897,799
*	Longtu Korea, Inc.	2,592	11,391
*	LOT Vacuum Co., Ltd.	57,892	872,994
	Lotte Chemical Corp.	37,997	8,836,776
	Lotte Chilsung Beverage Co., Ltd.	11,265	1,168,948
	Lotte Confectionery Co., Ltd.	787	73,482
	Lotte Corp.	70,584	2,046,131
	LOTTE Fine Chemical Co., Ltd.	153,724	7,455,268
	Lotte Food Co., Ltd.	2,883	874,247
	LOTTE Himart Co., Ltd.	67,421	2,367,209
*	Lotte Non-Life Insurance Co., Ltd.	594,994	924,217
	Lotte Shopping Co., Ltd.	40,801	3,841,794
*	Lotte Tour Development Co., Ltd.	21,895	304,239
#	LS Cable & System Asia, Ltd.	52,587	342,478
	LS Corp.	60,655	3,474,525
	LS Electric Co., Ltd.	105,020	5,744,049
*	Lumens Co., Ltd.	191,159	448,392
*	Lutronic Corp.	71,530	635,065
*	LVMC Holdings	333,787	1,276,697
	Macquarie Korea Infrastructure Fund	1,339,920	12,867,097
	Maeil Holdings Co., Ltd.	49,818	389,594

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	MAKUS, Inc.	17,927	$82,999
	Mando Corp.	239,721	14,754,045
#*	Maniker Co., Ltd.	735,403	449,052
	Mcnex Co., Ltd.	99,175	4,603,985
#*	ME2ON Co., Ltd.	194,785	1,202,724
	Mediana Co., Ltd.	4,014	49,099
#*	Medience Co., Ltd.	37,164	26,132
*	Medipost Co., Ltd.	9,503	351,678
	Medy-Tox, Inc.	27,799	3,015,054
	Meerecompany, Inc.	15,910	564,068
#	MegaStudy Co., Ltd.	64,702	616,192
#	MegaStudyEdu Co., Ltd.	64,900	2,401,597
	Meritz Financial Group, Inc.	297,335	2,534,957
	Meritz Fire & Marine Insurance Co., Ltd.	500,359	7,070,877
	Meritz Securities Co., Ltd.	1,963,394	6,175,980
	META BIOMED Co., Ltd.	46,200	108,732
#*	Mgame Corp.	85,404	467,246
	Mi Chang Oil Industrial Co., Ltd.	3,141	177,826
#	MiCo, Ltd.	168,474	2,322,224
	Minwise Co., Ltd.	60,319	956,221
	Mirae Asset Daewoo Co., Ltd.	1,291,908	10,941,559
	Mirae Asset Life Insurance Co., Ltd.	453,305	1,480,806
*	Mirae Corp.	24,107	66,997
	Miwon Chemicals Co., Ltd.	1,485	80,293
	Miwon Commercial Co., Ltd.	3,977	467,523
	Miwon Specialty Chemical Co., Ltd.	10,292	960,674
	MK Electron Co., Ltd.	138,005	1,276,407
*	MNTech Co., Ltd.	113,061	368,195
*	Mobile Appliance, Inc.	34,266	153,156
	Modetour Network, Inc.	50,955	1,029,883
	Monalisa Co., Ltd.	53,629	217,173
	Moorim P&P Co., Ltd.	190,676	829,980
#	Moorim Paper Co., Ltd.	190,936	465,275
	Motonic Corp.	42,474	495,257
*	MP Group, Inc.	104,321	92,981
*	Muhak Co., Ltd.	93,377	577,653
#	Multicampus Co., Ltd.	17,880	501,359
*	MyungMoon Pharm Co., Ltd.	69,474	381,730
#	Nam Hwa Construction Co., Ltd.	34,033	352,819
#	Namhae Chemical Corp.	97,701	748,285
*	NamKwang Engineering & Construction Co., Ltd.	4,022	48,640
#*	Namsun Aluminum Co., Ltd.	565,100	2,225,540
*	Namuga Co., Ltd.	16,252	303,799
	Namyang Dairy Products Co., Ltd.	2,412	617,615
*	NanoenTek, Inc.	6,498	48,541
	Nasmedia Co., Ltd.	24,618	674,719
*	Nature & Environment Co., Ltd.	51,916	62,236
	NAVER Corp.	155,028	47,303,863
	NCSoft Corp.	21,902	18,556,467
	NeoPharm Co., Ltd.	37,299	1,029,068
*	Neowiz	71,991	1,522,234
	Neowiz Holdings Corp.	24,725	359,414
#	NEPES Corp.	124,732	4,854,559
#*	Netmarble Corp.	28,980	3,394,614
*	New Power Plasma Co., Ltd.	11,645	62,493
	Nexen Corp.	186,961	740,658
	Nexen Tire Corp.	307,849	1,712,152
*	Next Entertainment World Co., Ltd.	44,760	347,706
*	NextEye Co., Ltd.	28,610	35,513

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Nexturn Co., Ltd.	9,371	$104,082
	NH Investment & Securities Co., Ltd.	515,094	5,075,134
*	NHN Corp.	34,967	2,177,779
	NHN KCP Corp.	85,389	4,455,175
	NICE Holdings Co., Ltd.	207,170	3,266,172
	Nice Information & Telecommunication, Inc.	51,885	1,277,842
#	NICE Information Service Co., Ltd.	249,980	4,752,218
	NICE Total Cash Management Co., Ltd.	151,119	708,717
#*	NK Co., Ltd.	195,316	223,677
	Nong Shim Holdings Co., Ltd.	16,645	1,098,846
#	Nong Woo Bio Co., Ltd.	22,919	255,639
#	NongShim Co., Ltd.	12,527	3,157,295
	Noroo Holdings Co., Ltd.	17,027	160,201
#	NOROO Paint & Coatings Co., Ltd.	73,272	580,149
	NPC	89,214	285,435
#	NS Shopping Co., Ltd.	124,620	1,342,634
*	nTels Co., Ltd.	4,593	42,503
	Nuri Telecom Co., Ltd.	46,052	370,187
*	NUVOTEC Co., Ltd.	46,960	59,225
*	OCI Co., Ltd.	93,588	8,230,360
#*	Omnisystem Co., Ltd.	105,167	214,627
	Openbase, Inc.	89,344	243,268
	Opto Device Technology Co., Ltd.	72,879	345,218
	OptoElectronics Solutions Co., Ltd.	44,988	2,009,027
#	OPTRON-TEC, Inc.	195,078	2,009,504
#*	Orbitech Co., Ltd.	60,366	255,695
*	Orientbio, Inc.	138,146	251,654
	Orion Corp.	30,176	3,234,982
	Orion Holdings Corp.	208,868	2,500,926
#*	OSANGJAIEL Co., Ltd.	38,370	233,908
*	Osstem Implant Co., Ltd.	83,386	5,113,434
*	Osung Advanced Materials Co., Ltd.	231,893	883,435
	Ottogi Corp.	4,097	2,051,186
#	Paik Kwang Industrial Co., Ltd.	169,605	599,909
*	Pan Ocean Co., Ltd.	1,009,579	4,105,484
	Pang Rim Co., Ltd.	34,057	59,090
	Pan-Pacific Co., Ltd.	298,777	513,330
	Paradise Co., Ltd.	147,623	2,084,561
	Partron Co., Ltd.	335,922	3,376,739
*	Paru Co., Ltd.	106,491	236,623
#*	Pearl Abyss Corp.	10,593	2,979,039
	Pharma Research Products Co., Ltd.	12,639	693,509
*	Pharmicell Co., Ltd.	97,848	1,248,125
*	PI Advanced Materials Co., Ltd.	85,454	3,005,373
*	PNE Solution Co., Ltd.	52,975	1,021,264
*	Pobis TNC Co., Ltd.	348,388	303,041
*	POLUS BioPharm, Inc.	44,171	9,070
	Poongsan Corp.	15,027	381,586
#	POSCO, Sponsored ADR	367,913	20,157,953
	POSCO	220,476	48,395,779
	POSCO Chemical Co., Ltd.	58,273	6,977,076
	Posco ICT Co., Ltd.	261,944	1,805,464
	Posco International Corp.	377,319	5,567,255
#	Posco M-Tech Co., Ltd.	120,524	509,352
#	Power Logics Co., Ltd.	171,065	1,357,056
#	Protec Co., Ltd.	29,192	956,171
	PS TEC Co., Ltd.	37,133	176,625
#	PSK, Inc.	79,405	2,635,994
	Pulmuone Co., Ltd.	105,860	1,562,527

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	Pungkuk Alcohol Industry Co., Ltd.	27,641	$509,406
	Pyeong Hwa Automotive Co., Ltd.	70,469	687,552
*	RaonSecure Co., Ltd.	39,956	116,457
	Rayence Co., Ltd.	36,773	366,711
*	Redrover Co., Ltd.	124,001	38,037
#	Reyon Pharmaceutical Co., Ltd.	22,037	377,124
	RFHIC Corp.	10,310	403,092
*	RFTech Co., Ltd.	93,446	785,904
*	Robostar Co., Ltd.	11,293	271,268
	S Net Systems, Inc.	58,918	362,990
	S&S Tech Corp.	39,811	1,342,406
	S&T Corp.	5,847	80,328
	S&T Dynamics Co., Ltd.	160,367	926,554
	S&T Holdings Co., Ltd.	67,748	944,308
	S&T Motiv Co., Ltd.	73,394	4,731,890
#*	S.Y. Co., Ltd.	147,220	503,255
	S-1 Corp.	82,528	5,948,834
	Sajo Industries Co., Ltd.	17,446	507,772
	Sajodaerim Corp.	2,461	34,197
*	Sajodongaone Co., Ltd.	20,593	19,011
	Sam Chun Dang Pharm Co., Ltd.	33,712	1,802,476
#*	SAM KANG M&T Co., Ltd.	69,895	1,161,776
#	Sam Young Electronics Co., Ltd.	91,440	828,900
	Sam Yung Trading Co., Ltd.	97,142	1,179,185
	Sambo Corrugated Board Co., Ltd.	17,238	172,248
#*	Sambo Motors Co., Ltd.	77,790	485,006
*	Sambon Electronics Co., Ltd.	62,983	73,956
	Samchully Co., Ltd.	12,649	945,707
*	Samchuly Bicycle Co., Ltd.	8,435	62,256
#	Samho Development Co., Ltd.	159,080	617,211
	SAMHWA Paints Industrial Co., Ltd.	67,880	657,582
	Samick Musical Instruments Co., Ltd.	248,383	320,191
	Samick THK Co., Ltd.	36,331	410,966
	Samil Pharmaceutical Co., Ltd.	8,986	154,504
#	Samji Electronics Co., Ltd.	51,364	654,710
#	Samjin LND Co., Ltd.	95,857	318,986
	Samjin Pharmaceutical Co., Ltd.	81,359	1,771,554
*	Samkee Corp.	249,407	1,038,556
	Sammok S-Form Co., Ltd.	29,195	276,641
	SAMPYO Cement Co., Ltd.	212,168	771,075
*	Samsung Biologics Co., Ltd.	8,919	6,314,597
	Samsung C&T Corp.	167,098	19,363,216
	Samsung Card Co., Ltd.	140,432	3,723,094
	Samsung Electro-Mechanics Co., Ltd.	240,915	43,819,612
	Samsung Electronics Co., Ltd.	17,111,392	1,250,961,948
#*	Samsung Engineering Co., Ltd.	350,228	3,863,022
	Samsung Fire & Marine Insurance Co., Ltd.	134,688	20,218,149
*	Samsung Heavy Industries Co., Ltd.	1,348,972	7,483,290
	Samsung Life Insurance Co., Ltd.	154,077	9,713,560
#*	Samsung Pharmaceutical Co., Ltd.	232,980	1,641,095
	Samsung Publishing Co., Ltd.	4,454	89,579
	Samsung SDI Co., Ltd.	36,176	23,633,806
	Samsung SDS Co., Ltd.	62,750	10,926,993
	Samsung Securities Co., Ltd.	264,678	8,925,434
	SAMT Co., Ltd.	320,421	719,830
#	Samwha Capacitor Co., Ltd.	47,700	3,180,661
#	Samwha Electric Co., Ltd.	16,326	335,681
	Samyang Corp.	25,145	1,398,277
	Samyang Foods Co., Ltd.	27,260	2,216,490

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samyang Holdings Corp.	31,325	$2,436,307
	Samyang Tongsang Co., Ltd.	11,508	631,111
#	Sang-A Frontec Co., Ltd.	39,741	2,021,951
*	Sangbo Corp.	104,283	114,585
#	Sangsangin Co., Ltd.	306,418	1,821,048
	Sangsin Energy Display Precision Co., Ltd.	25,727	327,539
#	SaraminHR Co., Ltd.	39,297	912,742
#	Satrec Initiative Co., Ltd.	22,982	1,217,200
	SAVEZONE I&C Corp.	104,700	293,182
*	SBI Investment Korea Co., Ltd.	193,051	222,658
*	SBS Media Holdings Co., Ltd.	290,091	486,454
#*	SBW	1,765,553	1,000,217
#*	S-Connect Co., Ltd.	230,038	390,469
#*	SD Biotechnologies Co., Ltd.	36,398	145,970
#*	SDN Co., Ltd.	201,770	595,013
	Seah Besteel Corp.	93,184	1,018,936
	SeAH Holdings Corp.	495	32,778
	SeAH Steel Corp.	14,850	1,216,782
#	SeAH Steel Holdings Corp.	13,412	547,360
	Sebang Co., Ltd.	88,944	1,128,626
	Sebang Global Battery Co., Ltd.	61,684	5,599,051
#	Seegene, Inc.	48,834	7,124,437
	Sejin Heavy Industries Co., Ltd.	32,101	159,347
#	Sejong Industrial Co., Ltd.	91,862	755,666
*	Sejong Telecom, Inc.	1,779,080	871,846
#	Sekonix Co., Ltd.	61,933	495,987
#*	Selvas AI, Inc.	76,838	181,915
	Sempio Foods Co.	8,094	358,843
	Semyung Electric Machinery Co., Ltd.	4,892	17,157
#	S-Energy Co., Ltd.	104,287	650,556
	Seobu T&D	208,602	1,463,754
#	Seohan Co., Ltd.	523,713	678,822
#	Seojin System Co., Ltd.	18,316	675,717
*	Seoul Auction Co., Ltd.	16,679	107,305
#*	Seoul Food Industrial Co., Ltd.	1,169,428	198,800
#	Seoul Pharma Co., Ltd.	20,628	177,365
	Seoul Semiconductor Co., Ltd.	193,052	3,370,184
#	Seoulin Bioscience Co., Ltd.	28,953	336,688
	SEOWONINTECH Co., Ltd.	30,019	225,261
	Seoyon Co., Ltd.	129,667	879,106
	Seoyon E-Hwa Co., Ltd.	36,254	230,598
	Sewha P&C, Inc.	6,930	23,900
#*	Sewon Cellontech Co., Ltd.	190,028	476,598
	Sewon Precision Industry Co., Ltd.	8,303	11,259
	SEWOONMEDICAL Co., Ltd.	119,343	694,986
	SFA Engineering Corp.	118,581	3,997,781
*	SFA Semicon Co., Ltd.	584,444	3,591,490
#*	SG Corp.	380,523	240,678
	SGC e Tec E&C Co., Ltd.	10,203	460,640
	SGC Energy Co., Ltd.	58,669	1,897,172
#*	SH Energy & Chemical Co., Ltd.	492,639	385,584
#*	Shin Poong Pharmaceutical Co., Ltd.	25,237	1,816,950
	Shindaeyang Paper Co., Ltd.	15,591	873,759
*	Shinhan Financial Group Co., Ltd.	1,478,212	40,539,249
*	Shinhan Financial Group Co., Ltd., ADR	296,626	8,207,641
#	Shinil Electronics Co., Ltd.	224,260	386,429
	Shinsegae Engineering & Construction Co., Ltd.	20,226	807,123
	Shinsegae Food Co., Ltd.	13,590	785,467
	Shinsegae International, Inc.	8,380	1,285,825

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Shinsegae, Inc.	46,436	$9,700,982
#*	Shinsung E&G Co., Ltd.	233,183	623,237
#*	Shinsung Tongsang Co., Ltd.	503,272	653,549
	Shinwha Intertek Corp.	234,318	728,977
#*	Shinwon Corp.	300,027	387,198
	Shinyoung Securities Co., Ltd.	26,970	1,288,300
#	SHOWBOX Corp.	283,166	930,032
*	Signetics Corp.	272,494	318,061
#	SIGONG TECH Co., Ltd.	67,289	333,861
	Silicon Works Co., Ltd.	52,466	3,183,209
	Silla Co., Ltd.	45,460	398,019
#	SIMMTECH Co., Ltd.	125,218	2,416,948
	SIMPAC, Inc.	77,838	186,989
	Sindoh Co., Ltd.	35,420	821,153
	Sinil Pharm Co., Ltd.	21,861	307,136
#	SinSin Pharmaceutical Co., Ltd.	16,393	122,716
	SK Chemicals Co., Ltd.	11,069	4,138,999
	SK D&D Co., Ltd.	26,088	952,771
	SK Discovery Co., Ltd.	103,612	5,874,053
	SK Holdings Co., Ltd.	66,171	18,387,662
	SK Hynix, Inc.	1,804,846	197,054,001
	SK Innovation Co., Ltd.	151,842	37,906,601
#	SK Materials Co., Ltd.	22,194	6,100,809
	SK Networks Co., Ltd.	1,480,375	6,828,507
#	SK Securities Co., Ltd.	3,207,413	2,408,585
	SK Telecom Co., Ltd., Sponsored ADR	28,295	683,607
	SK Telecom Co., Ltd.	49,785	10,857,580
	SKC Co., Ltd.	59,577	6,432,854
	SL Corp.	96,561	2,128,268
*	SM Culture & Contents Co., Ltd.	84,196	122,360
*	SM Entertainment Co., Ltd.	53,663	1,468,223
#*	S-MAC Co., Ltd.	861,286	1,151,823
	SMCore, Inc.	6,422	46,306
*	SMEC Co., Ltd.	181,561	293,026
*	SNU Precision Co., Ltd.	68,293	237,851
#	S-Oil Corp.	46,162	2,816,990
#*	Solborn, Inc.	92,627	418,012
*	Solid, Inc.	81,917	718,090
*	Solus Advanced Materials Co., Ltd.	96,064	4,018,873
	Songwon Industrial Co., Ltd.	150,359	2,036,923
#*	Sonokong Co., Ltd.	62,623	99,575
	Soulbrain Co., Ltd.	19,792	4,736,080
	Soulbrain Holdings Co., Ltd.	34,719	1,364,027
	SPC Samlip Co., Ltd.	18,575	1,159,751
	SPG Co., Ltd.	49,432	383,277
	Spigen Korea Co., Ltd.	17,324	969,252
#	Ssangyong Cement Industrial Co., Ltd.	504,185	2,903,402
*	Ssangyong Motor Co.	175,845	435,447
*	ST Pharm Co., Ltd.	24,566	1,937,478
	Suheung Co., Ltd.	46,167	2,050,811
	Sun Kwang Co., Ltd.	26,496	675,756
#*	SundayToz Corp.	23,349	466,998
	Sung Bo Chemicals Co., Ltd.	63,949	249,038
#	Sung Kwang Bend Co., Ltd.	146,579	940,348
#*	Sungchang Enterprise Holdings, Ltd.	432,909	902,738
	Sungdo Engineering & Construction Co., Ltd.	78,386	390,057
	Sungshin Cement Co., Ltd.	174,096	1,191,462
	Sungwoo Hitech Co., Ltd.	417,416	2,750,665
#	Sunjin Co., Ltd.	92,108	1,215,896

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Sunny Electronics Corp.	119,120	$509,963
#*	Suprema, Inc.	23,021	592,658
*	Synopex, Inc.	309,966	1,089,762
	Systems Technology, Inc.	67,715	1,084,332
	Tae Kyung Industrial Co., Ltd.	49,374	236,383
	Taekwang Industrial Co., Ltd.	2,619	1,961,815
*	Taewoong Co., Ltd.	65,836	776,194
	Taeyoung Engineering & Construction Co., Ltd.	199,845	2,143,457
*	Taihan Electric Wire Co., Ltd.	942,855	930,331
*	Taihan Fiberoptics Co., Ltd.	284,013	997,427
*	Taihan Textile Co., Ltd.	3,055	108,063
#*	Tailim Packaging Co., Ltd.	141,994	709,385
#	TechWing, Inc.	74,580	1,488,478
*	Tego Science, Inc.	414	9,903
*	Telcon RF Pharmaceutical, Inc.	175,381	776,952
	Telechips, Inc.	52,440	730,194
	TES Co., Ltd.	58,139	1,491,240
*	Theragen Etex Co., Ltd.	21,162	152,145
*	Thinkware Systems Corp.	57,704	889,378
#*	TK Chemical Corp.	413,723	932,225
	TK Corp.	118,686	742,077
*	TOBESOFT Co., Ltd.	10,029	19,871
	Tokai Carbon Korea Co., Ltd.	35,012	4,456,940
#*	Tong Yang Moolsan Co., Ltd.	697,095	909,948
	Tongyang Life Insurance Co., Ltd.	334,633	1,094,540
#	Tongyang, Inc.	1,158,577	1,241,432
*	Tonymoly Co., Ltd.	15,374	118,212
	Top Engineering Co., Ltd.	106,655	927,965
	Toptec Co., Ltd.	95,895	1,014,202
	Tovis Co., Ltd.	131,202	868,859
	TS Corp.	33,758	599,153
*	TY Holdings Co., Ltd.	192,662	4,082,944
	UBCare Co., Ltd.	73,933	544,713
	Ubiquoss Holdings, Inc.	23,512	498,993
#	Ubiquoss, Inc.	40,452	787,148
	UIL Co., Ltd.	77,480	264,784
	Uju Electronics Co., Ltd.	50,213	1,786,168
	Uni-Chem Co., Ltd.	21,981	28,352
#	Unick Corp.	63,959	503,691
	Unid Co., Ltd.	47,148	2,142,169
	Union Semiconductor Equipment & Materials Co., Ltd.	92,662	1,024,218
#	Uniquest Corp.	63,201	752,930
#	UniTest, Inc.	77,391	1,644,944
	Value Added Technology Co., Ltd.	47,834	1,045,809
*	Viatron Technologies, Inc.	47,800	471,300
#*	VICTEK Co., Ltd.	75,937	485,726
	Vieworks Co., Ltd.	39,106	1,129,081
	Visang Education, Inc.	52,474	300,068
#	Vitzrocell Co., Ltd.	89,663	1,219,396
*	Vivien Corp.	1,830	7,258
*	W Holding Co., Ltd.	254,127	66,688
*	Webzen, Inc.	65,124	2,030,466
#*	Welcron Co., Ltd.	23,706	95,902
	Wemade Co., Ltd.	33,329	1,122,937
	Whanin Pharmaceutical Co., Ltd.	49,039	799,977
#*	WillBes & Co. (The)	485,103	632,204
	Winix, Inc.	52,263	1,061,480
	Wins Co., Ltd.	39,739	608,892
#	WiSoL Co., Ltd.	197,113	2,603,349

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	WIZIT Co., Ltd.	316,484	$365,346
*	WONIK CUBE Corp.	64,656	116,824
*	Wonik Holdings Co., Ltd.	282,483	1,695,150
*	WONIK IPS Co., Ltd.	55,442	2,360,877
	Wonik Materials Co., Ltd.	54,043	1,682,897
*	Wonik QnC Corp.	39,655	702,907
	Woojin, Inc.	10,731	36,710
*	Woori Financial Group, Inc.	1,619,586	12,742,800
*	Woori Investment Bank Co., Ltd.	2,043,055	948,595
*	Woori Technology Investment Co., Ltd.	59,779	201,936
#*	Woori Technology, Inc.	183,605	180,761
#*	Wooridul Pharmaceutical, Ltd.	51,632	429,273
#	Woorison F&G Co., Ltd.	172,798	316,477
#	Woory Industrial Co., Ltd.	33,002	822,026
#*	Woosu AMS Co., Ltd.	78,132	525,672
#	WooSung Feed Co., Ltd.	152,482	417,366
	Worldex Industry & Trading Co., Ltd.	18,504	286,643
	Y G-1 Co., Ltd.	123,380	627,586
*	Yeong Hwa Metal Co., Ltd.	36,310	93,269
*	Yest Co., Ltd.	20,395	220,250
*	YG Entertainment, Inc.	27,777	1,126,758
*	YIK Corp.	14,394	73,953
*	YJM Games Co., Ltd.	128,890	198,571
*	YMC Co., Ltd.	33,067	258,029
#	Yonwoo Co., Ltd.	22,062	486,905
	Yoosung Enterprise Co., Ltd.	134,656	359,476
	Youlchon Chemical Co., Ltd.	56,292	1,120,641
	Young Poong Corp.	2,563	1,178,491
	Young Poong Precision Corp.	79,053	563,362
*	Youngone Corp.	147,354	4,650,705
	Youngone Holdings Co., Ltd.	40,502	1,378,220
#*	YoungWoo DSP Co., Ltd.	112,767	243,407
	YTN Co., Ltd.	12,525	46,253
*	Yuanta Securities Korea Co., Ltd.	914,922	2,445,899
	Yuhan Corp.	135,276	7,934,656
	YuHwa Securities Co., Ltd.	32,205	62,960
*	Yungjin Pharmaceutical Co., Ltd.	265,384	1,593,129
*	Yuyang DNU Co., Ltd.	38,183	7,808
#	Yuyu Pharma, Inc.	14,689	168,289
#	Zeus Co., Ltd.	39,435	947,476
TOTAL SOUTH KOREA			4,111,920,152
TAIWAN — (15.8%)
	Aaeon Technology, Inc.	5,000	12,167
#	ABC Taiwan Electronics Corp.	440,613	370,741
	Ability Enterprise Co., Ltd.	2,221,974	1,141,764
#*	Ability Opto-Electronics Technology Co., Ltd.	376,471	606,196
#	AcBel Polytech, Inc.	1,913,468	1,920,312
	Accton Technology Corp.	1,829,369	17,560,329
#	Ace Pillar Co., Ltd.	213,000	188,619
#	Acer, Inc.	12,663,595	12,194,862
#	ACES Electronic Co., Ltd.	871,000	1,252,613
*	Acon Holding, Inc.	1,339,000	528,502
#	Acter Group Corp., Ltd.	347,561	2,325,788
	Action Electronics Co., Ltd.	1,416,000	526,808
#	Actron Technology Corp.	319,757	1,285,417
	A-DATA Technology Co., Ltd.	957,465	2,358,989
#	Addcn Technology Co., Ltd.	134,146	1,015,422
	Advanced Ceramic X Corp.	221,000	3,573,824

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Advanced International Multitech Co., Ltd.	1,037,000	$1,550,999
*	Advanced Lithium Electrochemistry Cayman Co., Ltd.	59,619	29,080
#*	Advanced Optoelectronic Technology, Inc.	451,000	482,973
	Advanced Power Electronics Corp.	59,000	97,236
#	Advancetek Enterprise Co., Ltd.	1,501,662	908,641
#	Advantech Co., Ltd.	979,465	12,077,934
	Aerospace Industrial Development Corp.	3,033,000	2,935,859
#*	AGV Products Corp.	3,191,603	934,407
	Airmate Cayman International Co., Ltd.	19,682	16,998
	Airtac International Group	267,299	9,510,270
#	Alchip Technologies, Ltd.	381,000	11,183,044
#	Alcor Micro Corp.	189,000	180,621
#*	ALI Corp.	1,258,256	1,148,951
#	Allied Circuit Co., Ltd.	92,000	361,062
#	Allis Electric Co., Ltd.	666,855	559,069
#	Alltek Technology Corp.	829,304	653,197
#	Alltop Technology Co., Ltd.	379,000	1,338,743
	Alpha Networks, Inc.	2,383,873	2,937,384
	Altek Corp.	2,215,159	2,794,014
#	Amazing Microelectronic Corp.	450,085	1,574,565
*	Ambassador Hotel (The)	1,775,000	1,842,323
#	Ampire Co., Ltd.	330,000	242,087
#	AMPOC Far-East Co., Ltd.	569,567	684,087
*	AmTRAN Technology Co., Ltd.	6,682,944	2,653,521
	Anderson Industrial Corp.	296,247	96,367
#	Anpec Electronics Corp.	426,702	1,205,814
#	Apacer Technology, Inc.	631,005	860,538
#	APAQ Technology Co., Ltd.	259,520	474,613
	APCB, Inc.	1,086,000	811,170
#	Apex Biotechnology Corp.	530,625	417,214
#	Apex International Co., Ltd.	791,916	1,941,371
#	Apex Medical Corp.	353,463	322,752
#	Apex Science & Engineering	567,870	240,783
	Arcadyan Technology Corp.	711,759	2,339,837
	Ardentec Corp.	3,587,993	5,302,583
#	Argosy Research, Inc.	88,391	375,937
#	ASE Technology Holding Co., Ltd., ADR	345,123	2,298,519
#	ASE Technology Holding Co., Ltd.	14,913,387	49,108,467
	Asia Cement Corp.	9,358,655	13,357,231
#	Asia Electronic Material Co., Ltd.	211,000	156,088
#	Asia Optical Co., Inc.	1,254,000	3,292,448
*	Asia Pacific Telecom Co., Ltd.	6,898,415	2,340,784
#*	Asia Plastic Recycling Holding, Ltd.	1,473,533	421,364
	Asia Polymer Corp.	2,961,273	1,987,565
	Asia Tech Image, Inc.	306,000	600,696
	Asia Vital Components Co., Ltd.	1,714,864	4,021,703
	ASMedia Technology, Inc.	82,048	5,549,272
#	ASPEED Technology, Inc.	131,999	9,355,046
#	ASROCK, Inc.	202,000	1,021,271
	Asustek Computer, Inc.	1,747,861	17,860,681
	Aten International Co., Ltd.	545,715	1,634,403
#*	AU Optronics Corp.	35,009,497	18,409,322
#	Audix Corp.	575,375	924,024
#	AURAS Technology Co., Ltd.	516,303	3,883,051
	Aurona Industries, Inc.	463,000	282,178
	Aurora Corp.	351,258	1,077,097
#	Avalue Technology, Inc.	365,000	671,375
	AVY Precision Technology, Inc.	978,396	886,295
	Awea Mechantronic Co., Ltd.	182,062	204,201

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Axiomtek Co., Ltd.	314,000	$574,899
*	Azurewave Technologies, Inc.	57,000	53,902
	Bank of Kaohsiung Co., Ltd.	4,708,321	1,610,893
	Baolong International Co., Ltd.	140,000	75,141
	Basso Industry Corp.	728,284	1,091,094
#	BenQ Materials Corp.	1,015,000	1,057,439
	BES Engineering Corp.	12,172,050	3,615,300
#	Bin Chuan Enterprise Co., Ltd.	779,257	758,028
	Bionet Corp.	41,000	52,694
	Bionime Corp.	157,000	351,220
#*	Biostar Microtech International Corp.	1,240,712	690,121
	Bioteque Corp.	405,680	1,809,034
#	Bizlink Holding, Inc.	748,291	8,259,669
#	Bon Fame Co., Ltd.	146,000	210,502
#	Bright Led Electronics Corp.	574,180	309,216
	Brighton-Best International Taiwan, Inc.	425,749	388,641
#	C Sun Manufacturing, Ltd.	803,740	1,148,123
*	Cameo Communications, Inc.	2,051,116	598,578
#	Capital Futures Corp.	647,808	860,905
	Capital Securities Corp.	16,281,554	7,772,585
#	Career Technology MFG. Co., Ltd.	3,699,001	4,271,402
	Carnival Industrial Corp.	672,530	253,233
#	Caswell, Inc.	97,000	418,020
	Catcher Technology Co., Ltd.	2,450,872	17,282,534
	Cathay Chemical Works	32,000	21,170
	Cathay Financial Holding Co., Ltd.	22,599,816	32,146,217
	Cathay Real Estate Development Co., Ltd.	5,728,600	3,815,694
#	Cayman Engley Industrial Co., Ltd.	308,801	1,164,409
	CCP Contact Probes Co., Ltd.	46,000	56,892
#	Celxpert Energy Corp.	558,000	965,077
#	Center Laboratories, Inc.	1,365,975	2,917,997
#	Central Reinsurance Co., Ltd.	1,048,312	793,473
	Chailease Holding Co., Ltd.	6,169,003	34,097,106
#*	Chain Chon Industrial Co., Ltd.	1,538,000	941,425
#	ChainQui Construction Development Co., Ltd.	838,946	498,147
#*	Champion Building Materials Co., Ltd.	2,687,390	738,077
	Chang Hwa Commercial Bank, Ltd.	23,579,169	13,922,949
#	Chang Wah Electromaterials, Inc.	1,908,190	2,041,870
#	Chang Wah Technology Co., Ltd.	502,980	1,107,392
#	Channel Well Technology Co., Ltd.	997,000	1,508,670
#	Chant Sincere Co., Ltd.	124,000	177,242
	Charoen Pokphand Enterprise	1,101,620	2,782,012
#	Chaun-Choung Technology Corp.	161,000	1,219,459
	CHC Healthcare Group	560,000	695,776
#	CHC Resources Corp.	447,048	711,104
#	Chen Full International Co., Ltd.	514,000	706,171
#	Chenbro Micom Co., Ltd.	584,000	1,625,713
*	Cheng Fwa Industrial Co., Ltd.	58,000	21,579
#	Cheng Loong Corp.	5,679,160	5,822,866
#*	Cheng Mei Materials Technology Corp.	5,345,200	2,107,677
	Cheng Shin Rubber Industry Co., Ltd.	7,889,508	11,231,726
#	Cheng Uei Precision Industry Co., Ltd.	3,223,630	5,146,204
#	Chenming Electronic Technology Corp.	805,708	382,537
#	Chia Chang Co., Ltd.	766,000	995,505
	Chia Hsin Cement Corp.	3,213,747	1,891,245
#	Chian Hsing Forging Industrial Co., Ltd.	323,000	556,751
	Chicony Electronics Co., Ltd.	3,835,689	11,828,112
#	Chicony Power Technology Co., Ltd.	1,177,696	2,939,352
#	Chieftek Precision Co., Ltd.	364,375	1,456,638

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chien Kuo Construction Co., Ltd.	1,532,364	$663,691
#	Chilisin Electronics Corp.	1,255,925	4,514,517
	Chime Ball Technology Co., Ltd.	162,282	175,784
*	China Airlines, Ltd.	19,196,057	7,517,372
#	China Bills Finance Corp.	3,881,000	2,027,936
	China Chemical & Pharmaceutical Co., Ltd.	1,553,000	1,207,341
	China Development Financial Holding Corp.	38,414,157	12,219,882
	China Ecotek Corp.	132,000	154,763
#	China Electric Manufacturing Corp.	2,292,658	1,021,292
#	China Fineblanking Technology Co., Ltd.	341,620	547,272
	China General Plastics Corp.	2,599,626	2,131,392
#	China Glaze Co., Ltd.	796,022	296,624
#	China Life Insurance Co., Ltd.	11,873,223	9,615,413
*	China Man-Made Fiber Corp.	11,689,488	3,458,489
	China Metal Products	2,618,405	2,780,503
*	China Motor Corp.	1,787,286	2,958,498
#	China Petrochemical Development Corp.	24,064,941	7,934,146
#	China Steel Chemical Corp.	927,998	3,339,692
	China Steel Corp.	42,582,440	34,863,190
#	China Steel Structure Co., Ltd.	724,000	734,724
	China Wire & Cable Co., Ltd.	1,045,680	958,263
#	Chinese Maritime Transport, Ltd.	602,964	638,392
#	Ching Feng Home Fashions Co., Ltd.	640,659	593,253
	Chin-Poon Industrial Co., Ltd.	3,286,617	3,847,257
	Chipbond Technology Corp.	4,741,000	11,666,508
	ChipMOS Techinologies, Inc.	2,687,155	3,222,551
	ChipMOS Technologies, Inc., ADR	62,027	1,501,684
	Chlitina Holding, Ltd.	383,000	2,839,521
#	Chong Hong Construction Co., Ltd.	1,068,739	3,011,885
#	Chroma ATE, Inc.	1,332,705	8,954,757
#	Chun YU Works & Co., Ltd.	1,435,000	893,971
#	Chun Yuan Steel Industry Co., Ltd.	2,952,177	1,231,500
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,507,500	4,279,522
#*	Chung Hung Steel Corp.	5,906,926	2,856,460
	Chung Hwa Food Industrial Co., Ltd.	16,650	56,809
#*	Chung Hwa Pulp Corp.	3,500,308	1,239,154
#	Chunghwa Chemical Synthesis & Biotech Co., Ltd.	212,000	403,648
#	Chunghwa Precision Test Tech Co., Ltd.	130,000	4,099,622
#	Chunghwa Telecom Co., Ltd., Sponsored ADR	293,888	11,373,465
	Chunghwa Telecom Co., Ltd.	6,972,000	26,909,739
	Chyang Sheng Dyeing & Finishing Co., Ltd.	1,712,000	762,662
	Cleanaway Co., Ltd.	601,000	3,410,770
	Clevo Co.	3,715,482	3,881,715
	CMC Magnetics Corp.	10,052,944	2,945,844
#	CoAsia Electronics Corp.	500,454	221,064
	Collins Co., Ltd.	280,060	156,943
#	Compal Electronics, Inc.	26,678,560	20,405,858
#	Compeq Manufacturing Co., Ltd.	6,634,000	10,031,528
#	Compucase Enterprise	358,000	501,079
#	Concord Securities Co., Ltd.	5,327,671	2,507,126
#	Concraft Holding Co., Ltd.	491,931	1,317,609
#	Continental Holdings Corp.	3,141,250	2,131,707
	Contrel Technology Co., Ltd.	942,000	501,019
#	Coremax Corp.	356,234	756,918
#	Coretronic Corp.	3,813,600	5,242,721
#	Co-Tech Development Corp.	918,800	1,689,468
#	Cowealth Medical Holding Co., Ltd.	180,369	191,918
#*	Coxon Precise Industrial Co., Ltd.	385,000	179,244
	Creative Sensor, Inc.	759,000	508,877

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	CSBC Corp. Taiwan	1,107,157	$948,291
	CTBC Financial Holding Co., Ltd.	64,354,931	43,597,750
	CTCI Corp.	3,573,896	4,460,449
#	C-Tech United Corp.	174,819	135,472
#	Cub Elecparts, Inc.	308,765	1,996,310
#	CviLux Corp.	649,378	757,692
#	Cyberlink Corp.	49,504	181,417
#	CyberPower Systems, Inc.	264,000	748,326
#	CyberTAN Technology, Inc.	2,403,873	1,505,639
#	Cypress Technology Co., Ltd.	314,589	573,542
#	DA CIN Construction Co., Ltd.	1,710,809	1,509,654
	Dadi Early-Childhood Education Group, Ltd.	170,502	926,244
	Dafeng TV, Ltd.	396,061	597,101
#	Da-Li Development Co., Ltd.	1,426,115	1,459,880
*	Danen Technology Corp.	464,279	231,375
	Darfon Electronics Corp.	1,236,700	1,805,377
#*	Darwin Precisions Corp.	3,030,304	1,323,477
	Davicom Semiconductor, Inc.	86,392	77,749
	Daxin Materials Corp.	334,500	983,585
#	De Licacy Industrial Co., Ltd.	1,659,469	1,011,980
#	Delpha Construction Co., Ltd.	1,214,805	582,617
	Delta Electronics, Inc.	3,566,028	35,894,087
	Depo Auto Parts Ind Co., Ltd.	961,634	1,999,879
#	Dimerco Data System Corp.	56,000	113,725
#	Dimerco Express Corp.	910,000	1,910,018
#*	D-Link Corp.	2,764,758	2,382,409
	Draytek Corp.	173,000	154,198
#	Dyaco International, Inc.	43,408	152,340
#	DYNACOLOR, Inc.	254,000	262,781
*	Dynamic Electronics Co., Ltd.	1,097,694	749,368
	Dynapack International Technology Corp.	874,000	2,794,665
	E Ink Holdings, Inc.	4,791,000	8,355,340
	E.Sun Financial Holding Co., Ltd.	49,321,201	41,564,604
	Eastern Media International Corp.	2,503,615	1,424,754
#	Eclat Textile Co., Ltd.	849,518	12,275,109
#	ECOVE Environment Corp.	166,000	1,259,877
#	Edimax Technology Co., Ltd.	1,232,423	524,452
#	Edison Opto Corp.	663,000	400,637
#	Edom Technology Co., Ltd.	1,289,038	1,029,890
#	eGalax_eMPIA Technology, Inc.	351,451	709,598
#	Egis Technology, Inc.	517,000	2,767,437
#	Elan Microelectronics Corp.	1,424,026	8,075,993
*	E-Lead Electronic Co., Ltd.	110,846	139,492
#	E-LIFE MALL Corp.	407,000	1,051,379
#	Elite Advanced Laser Corp.	839,320	1,808,779
	Elite Material Co., Ltd.	1,890,839	10,133,674
#	Elite Semiconductor Microelectronics Technology, Inc.	1,777,390	3,695,570
#*	Elitegroup Computer Systems Co., Ltd.	2,543,028	2,286,869
#	eMemory Technology, Inc.	314,000	7,661,986
#	Emerging Display Technologies Corp.	789,000	494,753
#	Ennoconn Corp.	403,751	3,735,665
*	Ennostar, Inc.	4,235,431	12,478,279
#	EnTie Commercial Bank Co., Ltd.	2,316,166	1,133,558
#*	Epileds Technologies, Inc.	362,000	242,964
	Eslite Spectrum Corp. (The)	33,550	88,674
#	Eson Precision Ind. Co., Ltd.	700,000	1,591,374
	Eternal Materials Co., Ltd.	5,478,999	6,495,588
#*	Etron Technology, Inc.	875,434	638,238
#	Eurocharm Holdings Co., Ltd.	157,000	698,975

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Eva Airways Corp.	16,765,695	$7,505,845
*	Everest Textile Co., Ltd.	3,557,684	1,072,617
	Evergreen International Storage & Transport Corp.	4,954,000	2,756,544
*	Evergreen Marine Corp. Taiwan, Ltd.	13,749,920	15,282,438
	Everlight Chemical Industrial Corp.	3,511,756	1,922,359
	Everlight Electronics Co., Ltd.	3,668,570	5,427,676
#*	Everspring Industry Co., Ltd.	545,000	244,910
#	Excellence Opto, Inc.	141,000	156,629
#	Excelliance Mos Corp.	147,000	593,808
#	Excelsior Medical Co., Ltd.	1,130,707	2,202,053
	EZconn Corp.	348,600	360,183
#	Far Eastern Department Stores, Ltd.	10,351,000	7,944,074
	Far Eastern International Bank	25,243,041	9,238,729
	Far Eastern New Century Corp.	11,960,705	11,077,659
	Far EasTone Telecommunications Co., Ltd.	7,283,000	15,596,499
#	Faraday Technology Corp.	1,044,893	1,942,770
#	Farglory F T Z Investment Holding Co., Ltd.	787,385	737,784
	Farglory Land Development Co., Ltd.	2,552,105	4,549,550
#*	Federal Corp.	2,774,938	1,648,612
#	Feedback Technology Corp.	167,200	403,335
	Feng Hsin Steel Co., Ltd.	2,977,131	6,687,183
	Feng TAY Enterprise Co., Ltd.	1,243,785	7,960,515
	Firich Enterprises Co., Ltd.	23,641	23,255
#*	First Copper Technology Co., Ltd.	1,604,000	1,124,463
	First Financial Holding Co., Ltd.	29,104,335	20,969,798
#	First Hi-Tec Enterprise Co., Ltd.	331,496	641,767
	First Hotel	1,220,293	585,694
	First Insurance Co., Ltd. (The)	2,180,640	988,265
#	First Steamship Co., Ltd.	4,441,961	1,426,295
#*	FIT Holding Co., Ltd.	895,436	821,623
#	FLEXium Interconnect, Inc.	1,867,724	7,906,013
	Flytech Technology Co., Ltd.	677,070	1,430,159
	Forest Water Environment Engineering Co., Ltd.	262,277	355,130
#	Formosa Advanced Technologies Co., Ltd.	1,329,000	1,719,176
	Formosa Chemicals & Fibre Corp.	6,013,198	16,618,586
	Formosa International Hotels Corp.	381,975	1,749,459
#*	Formosa Laboratories, Inc.	669,467	1,117,587
#	Formosa Oilseed Processing Co., Ltd.	304,891	353,519
	Formosa Optical Technology Co., Ltd.	200,000	416,531
	Formosa Petrochemical Corp.	1,294,000	4,106,283
	Formosa Plastics Corp.	5,795,770	17,998,863
#	Formosa Sumco Technology Corp.	86,000	392,586
	Formosa Taffeta Co., Ltd.	3,821,460	3,965,226
	Formosan Rubber Group, Inc.	2,013,143	1,596,914
#	Formosan Union Chemical	2,436,936	1,219,000
#	Fortune Electric Co., Ltd.	752,304	1,148,334
	Founding Construction & Development Co., Ltd.	1,440,882	827,426
#	Foxconn Technology Co., Ltd.	3,664,241	9,762,456
	Foxsemicon Integrated Technology, Inc.	485,402	3,727,627
#	Froch Enterprise Co., Ltd.	1,721,384	739,073
	FSP Technology, Inc.	973,619	1,452,656
	Fubon Financial Holding Co., Ltd.	21,794,387	35,387,535
#	Fulgent Sun International Holding Co., Ltd.	825,730	3,218,412
	Fullerton Technology Co., Ltd.	758,670	461,637
#*	Fulltech Fiber Glass Corp.	2,619,215	1,234,671
#	Fwusow Industry Co., Ltd.	825,294	547,520
	G Shank Enterprise Co., Ltd.	1,235,510	1,114,078
#	Gamania Digital Entertainment Co., Ltd.	192,000	435,214
#	GCS Holdings, Inc.	365,000	671,423

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	GEM Services, Inc.	438,970	$1,051,183
#	Gemtek Technology Corp.	2,603,574	2,612,750
#	General Interface Solution Holding, Ltd.	1,483,000	5,941,602
#	General Plastic Industrial Co., Ltd.	563,478	541,640
#	Generalplus Technology, Inc.	303,000	435,109
#	Genesys Logic, Inc.	527,000	1,214,710
#	Genius Electronic Optical Co., Ltd.	430,576	7,377,237
	Genmont Biotech, Inc.	76,314	54,955
#*	GeoVision, Inc.	215,840	204,159
	Getac Technology Corp.	2,285,281	3,916,254
	Giant Manufacturing Co., Ltd.	1,232,363	11,956,832
#	Giantplus Technology Co., Ltd.	2,310,000	962,876
	Gigabyte Technology Co., Ltd.	2,726,750	7,667,456
	Gigasolar Materials Corp.	21,820	139,831
*	Gigastorage Corp.	574,760	355,516
	Ginko International Co., Ltd.	318,150	1,479,657
	Global Brands Manufacture, Ltd.	2,359,973	1,990,400
#	Global Lighting Technologies, Inc.	276,000	991,504
	Global Mixed Mode Technology, Inc.	277,000	1,679,156
#	Global PMX Co., Ltd.	300,000	1,871,943
#	Global Unichip Corp.	451,000	6,342,102
	Globalwafers Co., Ltd.	979,779	21,523,377
#	Globe Union Industrial Corp.	1,621,820	858,192
#	Gloria Material Technology Corp.	4,696,885	2,573,602
#*	GlycoNex, Inc.	108,000	101,907
#*	Gold Circuit Electronics, Ltd.	1,640,747	3,038,704
	Golden Friends Corp.	104,400	206,934
#	Goldsun Building Materials Co., Ltd.	6,088,965	4,528,052
	Good Will Instrument Co., Ltd.	205,342	168,840
#	Gourmet Master Co., Ltd.	619,102	2,806,936
#	Grand Fortune Securities Co., Ltd.	1,034,000	382,393
#	Grand Ocean Retail Group, Ltd.	716,000	476,867
*	Grand Pacific Petrochemical	5,824,000	4,338,244
#	Grand Plastic Technology Corp.	124,000	1,556,400
#	GrandTech CG Systems, Inc.	392,600	583,730
#	Grape King Bio, Ltd.	765,000	4,725,150
	Great China Metal Industry	1,191,000	933,134
	Great Taipei Gas Co., Ltd.	1,528,000	1,774,681
	Great Wall Enterprise Co., Ltd.	3,811,240	6,557,803
	Greatek Electronics, Inc.	2,336,000	5,286,954
*	Green Energy Technology, Inc.	2,077,221	4,451
	GTM Holdings Corp.	1,094,550	888,093
#	Hannstar Board Corp.	3,260,831	4,799,591
#*	HannStar Display Corp.	17,571,323	7,579,872
#	HannsTouch Solution, Inc.	4,326,862	1,483,088
	Hanpin Electron Co., Ltd.	450,000	466,395
#*	Harvatek Corp.	1,128,839	673,968
	Hey Song Corp.	1,998,500	2,289,984
	Hi-Clearance, Inc.	111,978	482,987
#	Highlight Tech Corp.	459,842	676,651
	Highwealth Construction Corp.	4,830,243	7,337,346
#	HIM International Music, Inc.	102,200	362,038
#	Hiroca Holdings, Ltd.	490,221	1,089,652
#	Hitron Technology, Inc.	986,997	783,538
	Hiwin Technologies Corp.	887,795	12,523,010
*	Ho Tung Chemical Corp.	6,835,828	2,233,168
#*	Hocheng Corp.	2,189,300	702,962
	Hold-Key Electric Wire & Cable Co., Ltd.	91,901	35,389
#	Holiday Entertainment Co., Ltd.	524,400	1,142,000

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Holtek Semiconductor, Inc.	1,254,000	$3,183,341
	Holy Stone Enterprise Co., Ltd.	801,675	3,079,007
	Hon Hai Precision Industry Co., Ltd.	23,955,403	95,273,146
	Hong Pu Real Estate Development Co., Ltd.	1,820,554	1,387,351
#	Hong TAI Electric Industrial	1,655,000	961,995
#	Hong YI Fiber Industry Co.	1,387,680	810,244
#	Horizon Securities Co., Ltd.	3,619,000	1,537,025
#	Hota Industrial Manufacturing Co., Ltd.	1,187,222	4,841,906
	Hotai Finance Co., Ltd.	96,000	271,711
	Hotai Motor Co., Ltd.	900,000	18,135,937
#	Hotron Precision Electronic Industrial Co., Ltd.	336,159	742,041
	Howarm United Industries Co.	115,310	0
#	Hsin Kuang Steel Co., Ltd.	1,068,783	1,297,878
	Hsin Yung Chien Co., Ltd.	219,555	689,267
#	Hsing TA Cement Co.	496,222	325,886
#*	HTC Corp.	2,509,619	2,540,754
#	Hu Lane Associate, Inc.	404,555	1,630,023
#	HUA ENG Wire & Cable Co., Ltd.	3,427,000	1,307,952
	Hua Nan Financial Holdings Co., Ltd.	24,945,868	15,277,094
	Huaku Development Co., Ltd.	1,480,400	4,544,602
	Huang Hsiang Construction Corp.	961,735	1,199,631
	Hung Ching Development & Construction Co., Ltd.	1,098,000	720,212
	Hung Sheng Construction, Ltd.	3,539,603	2,274,510
#	Huxen Corp.	231,072	411,539
*	Hwa Fong Rubber Industrial Co., Ltd.	1,668,112	681,196
	Hwacom Systems, Inc.	113,000	60,149
	Ibase Technology, Inc.	794,345	994,701
	IBF Financial Holdings Co., Ltd.	17,894,141	8,040,590
	Ichia Technologies, Inc.	1,687,255	974,056
#*	I-Chiun Precision Industry Co., Ltd.	1,700,211	1,032,706
	IEI Integration Corp.	637,173	1,148,613
#	Infortrend Technology, Inc.	1,693,866	724,670
#	Info-Tek Corp.	475,000	387,135
#	Innodisk Corp.	550,121	3,224,247
#	Innolux Corp.	29,985,151	13,930,711
#	Inpaq Technology Co., Ltd.	394,550	987,605
	Intai Technology Corp.	235,800	752,494
#	Integrated Service Technology, Inc.	666,669	1,225,600
	IntelliEPI, Inc.	50,000	93,356
#	International CSRC Investment Holdings Co.	6,279,083	5,172,741
	International Games System Co., Ltd.	237,000	6,529,685
	Inventec Corp.	13,540,276	11,242,239
#	Iron Force Industrial Co., Ltd.	249,682	660,355
#	I-Sheng Electric Wire & Cable Co., Ltd.	605,000	903,623
	ITE Technology, Inc.	1,024,646	2,612,576
#	ITEQ Corp.	1,512,608	7,220,682
	J Touch Corp.	22,100	0
#	Jarllytec Co., Ltd.	403,828	993,711
#	Jentech Precision Industrial Co., Ltd.	236,156	2,470,618
#	Jess-Link Products Co., Ltd.	540,450	703,770
#	Jih Lin Technology Co., Ltd.	265,000	624,887
	Jih Sun Financial Holdings Co., Ltd.	14,315,121	6,146,672
#	Jinan Acetate Chemical Co., Ltd.	4,400	18,820
#	Jinli Group Holdings, Ltd.	694,681	204,197
#	Jourdeness Group, Ltd.	232,000	678,140
#*	K Laser Technology, Inc.	1,065,459	622,994
#	Kaimei Electronic Corp.	492,314	1,725,607
#	Kaori Heat Treatment Co., Ltd.	623,321	1,236,182
	Kaulin Manufacturing Co., Ltd.	1,359,684	550,231

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KEE TAI Properties Co., Ltd.	3,865,101	$1,351,695
#	Kenda Rubber Industrial Co., Ltd.	3,141,885	3,584,011
#	Kenmec Mechanical Engineering Co., Ltd.	1,465,000	1,221,071
	Kerry TJ Logistics Co., Ltd.	1,258,000	1,848,598
#	Key Ware Electronics Co., Ltd.	238,992	124,699
#	Kindom Development Co., Ltd.	2,350,000	2,683,474
	King Chou Marine Technology Co., Ltd.	619,800	704,693
	King Slide Works Co., Ltd.	297,450	3,173,396
#	King Yuan Electronics Co., Ltd.	9,770,032	12,872,236
	King's Town Bank Co., Ltd.	7,500,653	10,150,843
*	King's Town Construction Co., Ltd.	721,690	900,858
#	Kinik Co.	607,000	1,390,524
#*	Kinko Optical Co., Ltd.	629,772	775,925
#	Kinpo Electronics	8,927,892	3,780,691
#	Kinsus Interconnect Technology Corp.	1,823,476	5,076,399
#	KMC Kuei Meng International, Inc.	387,951	2,742,919
#	KNH Enterprise Co., Ltd.	719,150	785,168
#	KS Terminals, Inc.	730,290	1,375,957
	Kung Long Batteries Industrial Co., Ltd.	490,000	2,386,793
#*	Kung Sing Engineering Corp.	3,722,578	1,229,494
	Kuo Toong International Co., Ltd.	1,715,735	1,348,362
#	Kuoyang Construction Co., Ltd.	1,240,517	1,315,507
#*	Kwong Fong Industries Corp.	638,733	245,561
	Kwong Lung Enterprise Co., Ltd.	628,000	865,133
#	KYE Systems Corp.	1,833,107	671,785
#	L&K Engineering Co., Ltd.	1,349,000	1,410,121
#	La Kaffa International Co., Ltd.	163,947	701,799
*	LAN FA Textile	1,592,412	455,022
	Land Mark Optoelectronics Corp.	307,600	2,989,889
#	Lanner Electronics, Inc.	559,705	1,331,863
#	Largan Precision Co., Ltd.	297,234	31,111,634
#	Laser Tek Taiwan Co., Ltd.	536,144	513,559
*	Laster Tech Corp., Ltd.	307,163	485,414
#	Leader Electronics, Inc.	324,886	153,760
#*	Lealea Enterprise Co., Ltd.	4,545,965	1,829,605
	Ledlink Optics, Inc.	598,858	549,044
#	LEE CHI Enterprises Co., Ltd.	1,676,000	749,831
#	Lelon Electronics Corp.	483,122	1,170,193
#	Lemtech Holdings Co., Ltd.	153,973	784,895
*	Leofoo Development Co., Ltd.	811,010	575,822
	Li Cheng Enterprise Co., Ltd.	585,057	522,228
#*	Li Peng Enterprise Co., Ltd.	5,250,060	1,428,061
	Lian HWA Food Corp.	383,181	611,136
#	Lida Holdings, Ltd.	477,000	578,865
	Lien Hwa Industrial Holdings Corp.	4,185,652	6,040,289
	Lifestyle Global Enterprise, Inc.	120,000	206,769
#*	Lingsen Precision Industries, Ltd.	2,761,490	1,356,335
	Lite-On Technology Corp.	11,821,419	23,152,716
*	Long Bon International Co., Ltd.	2,509,276	1,247,387
#	Long Da Construction & Development Corp.	354,000	180,552
#	Longchen Paper & Packaging Co., Ltd.	6,138,590	4,250,082
#	Longwell Co.	782,000	1,441,121
	Lotes Co., Ltd.	468,062	8,655,544
	Lu Hai Holding Corp.	356,715	552,479
#	Lucky Cement Corp.	1,399,000	541,450
	Lumax International Corp., Ltd.	479,126	1,112,351
	Lung Yen Life Service Corp.	809,000	1,458,250
#*	LuxNet Corp.	594,952	468,958
#	Macauto Industrial Co., Ltd.	416,000	1,352,010

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Machvision, Inc.	251,890	$2,339,097
#	Macroblock, Inc.	236,790	800,436
#	Macronix International	9,172,837	12,820,028
#	Makalot Industrial Co., Ltd.	1,279,636	8,565,430
	Marketech International Corp.	17,000	68,700
#	Materials Analysis Technology, Inc.	409,932	1,393,757
#	Mayer Steel Pipe Corp.	1,012,905	672,772
	Maywufa Co., Ltd.	178,462	105,047
	MediaTek, Inc.	1,961,823	61,274,890
	Mega Financial Holding Co., Ltd.	15,571,220	15,639,010
	Meiloon Industrial Co.	527,889	546,809
	Mercuries & Associates Holding, Ltd.	3,879,376	2,738,793
#*	Mercuries Life Insurance Co., Ltd.	10,610,694	3,036,117
	Merida Industry Co., Ltd.	660,588	6,241,117
#	Merry Electronics Co., Ltd.	609,754	2,946,141
*	Microbio Co., Ltd.	147,102	291,423
	Micro-Star International Co., Ltd.	2,770,465	12,863,693
#	Mildef Crete, Inc.	282,000	503,520
#*	MIN AIK Technology Co., Ltd.	889,249	441,148
#	Mirle Automation Corp.	1,235,512	1,812,678
	Mitac Holdings Corp.	6,333,535	6,570,365
	MJ International Co., Ltd.	24,000	52,388
#	Mobiletron Electronics Co., Ltd.	526,960	1,239,135
#	momo.com, Inc.	127,000	3,569,196
#	MPI Corp.	359,000	1,373,317
#	Nak Sealing Technologies Corp.	306,549	744,138
	Namchow Holdings Co., Ltd.	1,441,000	2,290,181
#	Nan Kang Rubber Tire Co., Ltd.	2,991,197	4,022,481
#	Nan Liu Enterprise Co., Ltd.	264,000	1,643,930
#	Nan Ren Lake Leisure Amusement Co., Ltd.	743,000	267,146
	Nan Ya Plastics Corp.	7,999,584	18,744,238
#	Nan Ya Printed Circuit Board Corp.	1,197,211	9,632,803
#	Nang Kuang Pharmaceutical Co., Ltd.	267,000	356,280
#	Nantex Industry Co., Ltd.	1,725,363	3,527,585
	Nanya Technology Corp.	4,170,751	11,861,856
	National Petroleum Co., Ltd.	651,000	1,196,466
#	Netronix, Inc.	247,000	338,146
	New Best Wire Industrial Co., Ltd.	110,200	107,645
#	New Era Electronics Co., Ltd.	445,000	316,395
	Nexcom International Co., Ltd.	644,267	575,521
	Nichidenbo Corp.	1,073,552	1,814,533
#*	Nien Hsing Textile Co., Ltd.	858,656	478,536
	Nien Made Enterprise Co., Ltd.	690,000	9,083,228
	Niko Semiconductor Co., Ltd.	121,000	183,053
#	Nishoku Technology, Inc.	249,800	916,925
	Nova Technology Corp.	64,000	308,575
#	Novatek Microelectronics Corp.	1,880,000	26,362,437
#	Nuvoton Technology Corp.	982,342	1,509,044
#	O-Bank Co., Ltd.	2,522,961	592,084
#*	Ocean Plastics Co., Ltd.	784,000	904,993
#*	OptoTech Corp.	2,771,537	2,483,648
#	Orient Europharma Co., Ltd.	219,000	361,154
#	Orient Semiconductor Electronics, Ltd.	3,806,637	1,997,195
	Oriental Union Chemical Corp.	4,963,819	3,176,956
#	O-TA Precision Industry Co., Ltd.	388,683	860,216
*	Pacific Construction Co.	1,133,276	370,761
#	Pacific Hospital Supply Co., Ltd.	396,706	932,222
#	Paiho Shih Holdings Corp.	733,656	696,073
#	Pan Jit International, Inc.	1,792,074	3,222,421

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Pan-International Industrial Corp.	3,333,854	$4,913,491
#	Panion & BF Biotech, Inc.	40,000	105,553
#	Parade Technologies, Ltd.	192,805	8,266,945
#*	Paragon Technologies Co., Ltd.	258,626	271,372
	Parpro Corp.	61,000	50,678
#	PCL Technologies, Inc.	305,067	1,125,936
#	P-Duke Technology Co., Ltd.	377,410	897,456
	Pegatron Corp.	7,917,293	22,154,538
*	Pharmally International Holding Co., Ltd.	422,490	640,468
#*	Phihong Technology Co., Ltd.	2,626,101	1,541,148
	Phison Electronics Corp.	730,000	9,811,542
#	Phoenix Tours International, Inc.	245,535	259,236
#	Pixart Imaging, Inc.	645,000	4,265,251
	Planet Technology Corp.	181,000	396,137
	Plastron Precision Co., Ltd.	375,491	168,313
#	Plotech Co., Ltd.	612,000	603,621
#	Polytronics Technology Corp.	397,239	1,406,790
#	Posiflex Technology, Inc.	169,939	468,081
	Pou Chen Corp.	11,433,005	11,410,092
#	Power Wind Health Industry, Inc.	170,779	829,765
	Powertech Technology, Inc.	4,847,580	16,808,322
	Poya International Co., Ltd.	230,515	4,763,059
	President Chain Store Corp.	1,815,728	17,301,049
#	President Securities Corp.	9,221,966	6,568,207
#	Primax Electronics, Ltd.	3,337,000	6,615,577
	Prince Housing & Development Corp.	10,432,141	4,001,916
*	Princeton Technology Corp.	907,000	513,690
#	Pro Hawk Corp.	65,000	426,575
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co., Ltd.	890,000	1,098,457
#	Prosperity Dielectrics Co., Ltd.	697,687	1,493,268
	Qisda Corp.	13,122,525	13,392,794
	QST International Corp.	335,000	814,886
#	Qualipoly Chemical Corp.	672,893	735,070
#	Quang Viet Enterprise Co., Ltd.	180,000	676,487
	Quanta Computer, Inc.	9,201,436	26,471,822
#	Quanta Storage, Inc.	1,051,000	1,431,402
#*	Quintain Steel Co., Ltd.	2,481,215	906,923
	Radiant Opto-Electronics Corp.	2,655,692	10,879,338
	Radium Life Tech Co., Ltd.	7,001,858	2,642,385
#	Rafael Microelectronics, Inc.	124,000	607,460
#	Realtek Semiconductor Corp.	1,210,861	19,478,667
	Rechi Precision Co., Ltd.	2,369,292	1,669,629
	Rexon Industrial Corp., Ltd.	279,559	730,721
#	Rich Development Co., Ltd.	4,655,769	1,565,667
#	RichWave Technology Corp.	238,100	4,764,053
*	Right WAY Industrial Co., Ltd.	295,767	101,819
*	Ritek Corp.	5,288,593	1,909,750
#*	Roo Hsing Co., Ltd.	3,619,000	1,238,528
#*	Rotam Global Agrosciences, Ltd.	217,217	86,078
	Ruentex Development Co., Ltd.	5,519,740	7,617,292
#	Ruentex Engineering & Construction Co.	222,000	539,220
	Ruentex Industries, Ltd.	2,593,294	6,307,421
#	Samebest Co., Ltd.	133,160	230,659
	Sampo Corp.	2,100,895	1,895,404
#	San Fang Chemical Industry Co., Ltd.	1,168,659	818,357
#	San Far Property, Ltd.	1,127,902	561,300
#	San Shing Fastech Corp.	718,622	1,275,695
	Sanitar Co., Ltd.	265,000	301,461

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sanyang Motor Co., Ltd.	3,746,802	$4,206,190
#	SCI Pharmtech, Inc.	324,312	1,038,989
#	Scientech Corp.	251,000	546,369
#	SDI Corp.	896,000	2,656,516
#	Sea Sonic Electronics Co., Ltd.	186,000	521,030
	Senao International Co., Ltd.	470,547	514,042
	Senao Networks, Inc.	143,000	514,940
	Sercomm Corp.	1,405,000	3,678,742
#	Sesoda Corp.	1,577,910	1,224,222
	Shanghai Commercial & Savings Bank, Ltd. (The)	126,000	167,949
	Shan-Loong Transportation Co., Ltd.	588,247	653,922
#*	Sharehope Medicine Co., Ltd.	395,855	445,342
	Sheng Yu Steel Co., Ltd.	1,138,000	811,183
#	ShenMao Technology, Inc.	580,450	595,107
#	Shieh Yih Machinery Industry Co., Ltd.	412,000	165,788
#	Shih Her Technologies, Inc.	355,000	619,808
*	Shih Wei Navigation Co., Ltd.	1,378,641	481,954
#	Shihlin Electric & Engineering Corp.	1,628,787	2,722,461
	Shin Hai Gas Corp.	8,242	14,050
	Shin Kong Financial Holding Co., Ltd.	38,062,614	10,922,985
	Shin Shin Natural Gas Co.	9,480	12,414
	Shin Zu Shing Co., Ltd.	855,127	3,807,388
#*	Shinih Enterprise Co., Ltd.	119,000	88,379
#*	Shining Building Business Co., Ltd.	3,222,622	1,471,616
	Shinkong Insurance Co., Ltd.	2,027,784	2,644,189
	Shinkong Synthetic Fibers Corp.	9,696,844	4,350,877
#	Shinkong Textile Co., Ltd.	869,169	1,240,109
#	Shiny Chemical Industrial Co., Ltd.	542,660	1,933,633
#	ShunSin Technology Holding, Ltd.	181,000	803,989
*	Shuttle, Inc.	2,082,000	853,046
#	Sigurd Microelectronics Corp.	3,197,523	5,548,201
	Silergy Corp.	113,000	10,536,991
#	Silicon Integrated Systems Corp.	4,265,735	2,360,571
*	Silitech Technology Corp.	69,521	79,310
	Simplo Technology Co., Ltd.	672,880	8,634,503
	Sinbon Electronics Co., Ltd.	1,524,849	13,624,826
	Sincere Navigation Corp.	3,193,741	2,000,986
#	Single Well Industrial Corp.	257,351	273,323
#	Sinher Technology, Inc.	415,000	752,453
#	Sinmag Equipment Corp.	297,519	924,820
	Sino American Electronic Co., Ltd.	247,836	0
	Sino-American Silicon Products, Inc.	3,063,000	16,503,977
#	Sinon Corp.	3,481,740	2,540,347
	SinoPac Financial Holdings Co., Ltd.	32,969,497	12,888,873
#	Sinopower Semiconductor, Inc.	108,000	407,306
#	Sinphar Pharmaceutical Co., Ltd.	95,147	90,337
	Sinyi Realty Co.	1,399,314	1,365,481
	Sirtec International Co., Ltd.	884,000	823,428
	Sitronix Technology Corp.	746,774	4,266,892
#	Siward Crystal Technology Co., Ltd.	1,148,705	914,568
	Soft-World International Corp.	456,000	1,603,747
#	Solar Applied Materials Technology Co.	2,812,533	4,369,957
#	Solomon Technology Corp.	798,000	500,087
#	Solteam, Inc.	463,930	1,125,446
#	Sonix Technology Co., Ltd.	911,000	2,142,367
	Southeast Cement Co., Ltd.	1,181,000	724,034
#	Speed Tech Corp.	298,000	919,012
#	Spirox Corp.	452,745	469,434
	Sporton International, Inc.	327,479	3,018,267

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	St Shine Optical Co., Ltd.	367,000	$3,471,470
#	Standard Chemical & Pharmaceutical Co., Ltd.	545,040	692,327
#	Standard Foods Corp.	2,124,734	4,286,243
#	Stark Technology, Inc.	599,520	1,421,925
	Sunko INK Co., Ltd.	328,000	117,718
#	Sunny Friend Environmental Technology Co., Ltd.	436,000	3,382,467
#	Sunonwealth Electric Machine Industry Co., Ltd.	1,550,001	2,888,440
#	Sunplus Technology Co., Ltd.	4,412,153	3,949,357
#	Sunrex Technology Corp.	856,145	2,028,682
	Sunspring Metal Corp.	887,000	699,798
	Supreme Electronics Co., Ltd.	2,176,857	2,704,232
#	Sweeten Real Estate Development Co., Ltd.	1,136,353	869,205
#	Symtek Automation Asia Co., Ltd.	418,257	1,233,828
	Syncmold Enterprise Corp.	782,000	2,259,642
	Synmosa Biopharma Corp.	111,302	94,629
	Synnex Technology International Corp.	4,786,732	7,714,124
	Sysage Technology Co., Ltd.	687,756	1,060,321
	Systex Corp.	831,293	2,488,827
#	T3EX Global Holdings Corp.	688,409	934,715
#	TA Chen Stainless Pipe	6,906,095	6,180,370
#	Ta Liang Technology Co., Ltd.	315,000	496,176
#	Ta Ya Electric Wire & Cable	2,882,900	1,848,383
	Ta Yih Industrial Co., Ltd.	272,000	512,689
#	Tah Hsin Industrial Corp.	319,410	796,665
	TAI Roun Products Co., Ltd.	141,000	57,806
#	TA-I Technology Co., Ltd.	355,834	990,413
#*	Tai Tung Communication Co., Ltd.	675,813	488,375
	Taichung Commercial Bank Co., Ltd.	25,693,379	9,762,670
#	TaiDoc Technology Corp.	304,532	1,945,936
	Taiflex Scientific Co., Ltd.	1,200,460	2,217,844
#	Taimide Tech, Inc.	590,940	992,998
#	Tainan Enterprises Co., Ltd.	725,289	439,962
#	Tainan Spinning Co., Ltd.	8,193,791	3,680,860
#	Tai-Saw Technology Co., Ltd.	309,960	218,250
	Taishin Financial Holding Co., Ltd.	43,134,279	19,229,720
#	Taisun Enterprise Co., Ltd.	939,775	890,666
#	Taita Chemical Co., Ltd.	1,565,189	1,656,530
	Taiwan Business Bank	22,748,703	7,389,467
#	Taiwan Cement Corp.	24,884,539	35,618,133
#*	Taiwan Chinsan Electronic Industrial Co., Ltd.	763,691	1,157,732
	Taiwan Cogeneration Corp.	1,973,657	2,548,142
	Taiwan Cooperative Financial Holding Co., Ltd.	26,671,627	18,236,083
	Taiwan FamilyMart Co., Ltd.	123,000	1,140,846
#	Taiwan Fertilizer Co., Ltd.	4,258,000	7,637,833
	Taiwan Fire & Marine Insurance Co., Ltd.	1,397,880	998,467
#	Taiwan FU Hsing Industrial Co., Ltd.	1,024,000	1,591,335
*	Taiwan Glass Industry Corp.	5,123,904	2,910,208
	Taiwan High Speed Rail Corp.	6,436,000	6,638,532
	Taiwan Hon Chuan Enterprise Co., Ltd.	2,370,545	4,802,894
#	Taiwan Hopax Chemicals Manufacturing Co., Ltd.	1,094,000	933,621
	Taiwan Kolin Co., Ltd.	508,000	0
*	Taiwan Land Development Corp.	6,658,009	1,638,195
	Taiwan Mobile Co., Ltd.	5,607,900	19,255,076
	Taiwan Navigation Co., Ltd.	1,435,720	916,898
	Taiwan Paiho, Ltd.	2,194,152	6,062,012
	Taiwan PCB Techvest Co., Ltd.	2,196,816	3,517,653
	Taiwan Sakura Corp.	1,169,243	2,080,440
	Taiwan Sanyo Electric Co., Ltd.	403,650	489,020
	Taiwan Secom Co., Ltd.	1,626,405	5,016,045

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Semiconductor Co., Ltd.	1,628,000	$3,079,460
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	4,527,271	550,153,972
	Taiwan Semiconductor Manufacturing Co., Ltd.	41,439,652	875,760,400
	Taiwan Shin Kong Security Co., Ltd.	1,481,226	1,937,523
#	Taiwan Styrene Monomer	2,958,404	1,709,476
#	Taiwan Surface Mounting Technology Corp.	1,559,674	6,908,127
	Taiwan Taxi Co., Ltd.	143,545	391,803
*	Taiwan TEA Corp.	7,354,896	4,333,068
#	Taiwan Union Technology Corp.	1,370,000	5,364,605
	Taiyen Biotech Co., Ltd.	797,910	913,409
#*	Tatung Co., Ltd.	6,515,588	5,866,214
	Tayih Lun An Co., Ltd.	45,000	31,732
#	TCI Co., Ltd.	486,282	3,505,224
	Te Chang Construction Co., Ltd.	440,980	466,636
	Teco Electric and Machinery Co., Ltd.	8,660,000	8,288,979
#	Tehmag Foods Corp.	88,600	777,640
	Ten Ren Tea Co., Ltd.	171,170	208,210
	Tera Autotech Corp.	24,863	20,071
	Test Research, Inc.	954,370	1,890,096
	Test-Rite International Co., Ltd.	1,549,166	1,326,129
#*	Tex-Ray Industrial Co., Ltd.	990,000	622,239
#	Thinking Electronic Industrial Co., Ltd.	434,058	2,703,351
#	Thye Ming Industrial Co., Ltd.	861,992	903,931
*	Ton Yi Industrial Corp.	6,184,300	2,249,815
	Tong Hsing Electronic Industries, Ltd.	911,972	6,800,926
#	Tong Yang Industry Co., Ltd.	3,144,341	4,016,776
	Tong-Tai Machine & Tool Co., Ltd.	1,792,804	926,877
#	TOPBI International Holdings, Ltd.	768,874	349,099
#	Topco Scientific Co., Ltd.	1,096,050	4,627,897
#	Topco Technologies Corp.	265,468	631,922
	Topkey Corp.	61,000	305,585
#	Topoint Technology Co., Ltd.	1,059,993	1,007,277
#	Toung Loong Textile Manufacturing	600,000	562,539
#*	TPK Holding Co., Ltd.	2,940,000	4,454,759
#	Trade-Van Information Services Co.	331,000	547,310
	Transcend Information, Inc.	884,870	1,945,512
	Tripod Technology Corp.	2,733,660	12,499,342
#	Tsang Yow Industrial Co., Ltd.	755,000	739,035
#	Tsann Kuen Enterprise Co., Ltd.	771,441	540,370
#	TSC Auto ID Technology Co., Ltd.	195,570	1,310,721
	TSRC Corp.	4,192,154	2,991,008
	Ttet Union Corp.	258,000	1,174,042
	TTFB Co., Ltd.	81,000	637,902
	TTY Biopharm Co., Ltd.	1,315,991	2,875,094
	Tung Ho Steel Enterprise Corp.	7,427,645	8,317,486
#	TURVO International Co., Ltd.	305,515	948,491
	TXC Corp.	1,660,762	4,942,412
	TYC Brother Industrial Co., Ltd.	1,802,333	1,471,173
*	Tycoons Group Enterprise	3,764,353	835,452
#	Tyntek Corp.	1,871,413	1,210,186
#	UDE Corp.	538,000	558,065
#	Ultra Chip, Inc.	360,811	562,265
	U-Ming Marine Transport Corp.	3,354,200	3,737,585
	Unimicron Technology Corp.	5,656,563	17,409,542
	Union Bank Of Taiwan	9,431,701	3,468,296
	Union Insurance Co., Ltd.	224,139	157,148
	Uni-President Enterprises Corp.	17,538,734	42,574,167
#	Unitech Computer Co., Ltd.	531,365	479,514
#	Unitech Printed Circuit Board Corp.	5,249,839	3,727,819

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	United Integrated Services Co., Ltd.	1,170,640	$9,973,662
	United Microelectronics Corp.	29,805,441	53,404,293
	United Orthopedic Corp.	550,468	626,665
#	United Radiant Technology	705,000	371,360
*	United Renewable Energy Co., Ltd.	22,570,313	9,471,103
	Unity Opto Technology Co., Ltd.	3,736,276	103,072
	Univacco Technology, Inc.	52,000	40,574
	Universal Cement Corp.	3,161,790	2,310,224
#	Universal Microwave Technology, Inc.	289,643	721,486
#*	Unizyx Holding Corp.	1,966,496	2,483,884
	UPC Technology Corp.	6,323,684	3,345,198
#	Userjoy Technology Co., Ltd.	257,595	841,221
	USI Corp.	6,854,226	4,912,123
#*	Usun Technology Co., Ltd.	283,100	375,854
#	Utechzone Co., Ltd.	300,000	575,856
	Vanguard International Semiconductor Corp.	3,111,000	12,350,625
#	Ve Wong Corp.	704,524	890,841
#	VHQ Media Holdings, Ltd.	36,000	45,445
#*	Victory New Materials, Ltd. Co.	1,060,500	384,077
#	Visual Photonics Epitaxy Co., Ltd.	797,224	2,981,220
#	Vivotek, Inc.	176,504	532,233
	Voltronic Power Technology Corp.	279,007	12,710,373
#	Wafer Works Corp.	2,633,909	3,735,686
#*	Waffer Technology Corp.	630,000	465,444
#	Wah Hong Industrial Corp.	364,280	413,798
	Wah Lee Industrial Corp.	1,388,000	3,718,145
	Walsin Lihwa Corp.	11,750,307	6,894,551
	Walsin Technology Corp.	1,606,496	12,613,088
#*	Walton Advanced Engineering, Inc.	2,129,662	964,533
	Wan Hai Lines, Ltd.	3,456,026	5,265,196
	WAN HWA Enterprise Co.	428,452	179,699
#	Wei Chuan Foods Corp.	1,372,000	983,725
	Wei Mon Industry Co., Ltd.	2,514,674	0
#	Weikeng Industrial Co., Ltd.	2,443,979	1,581,796
#	Well Shin Technology Co., Ltd.	752,443	1,358,390
#*	Wha Yu Industrial Co., Ltd.	322,000	209,886
#	Wholetech System Hitech, Ltd.	254,000	260,544
#	Win Semiconductors Corp.	995,248	14,611,125
#	Winbond Electronics Corp.	18,001,188	16,941,896
#	Winmate, Inc.	127,000	323,801
	Winstek Semiconductor Co., Ltd.	555,000	551,718
	Wintek Corp.	6,349,135	77,793
	Wisdom Marine Lines Co., Ltd.	3,104,849	2,648,219
	Wistron Corp.	16,945,169	18,881,379
	Wistron NeWeb Corp.	1,824,515	4,927,576
	Wowprime Corp.	581,000	2,363,617
	WPG Holdings, Ltd.	9,567,957	14,672,193
	WT Microelectronics Co., Ltd.	2,222,789	3,218,987
#	WUS Printed Circuit Co., Ltd.	1,234,507	1,310,335
#	XAC Automation Corp.	212,000	188,780
	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	698,736	1,433,422
	Yageo Corp.	740,227	15,111,650
*	Yang Ming Marine Transport Corp.	10,632,491	7,486,428
#	YC INOX Co., Ltd.	2,659,858	2,371,246
	YCC Parts Manufacturing Co., Ltd.	51,000	73,203
*	Yea Shin International Development Co., Ltd.	1,426,715	845,806
#	Yem Chio Co., Ltd.	3,273,762	1,638,934
#	Yeong Guan Energy Technology Group Co., Ltd.	667,031	1,845,140

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	YFC-Boneagle Electric Co., Ltd.	738,000	$639,807
	YFY, Inc.	11,602,997	9,687,838
#	Yi Jinn Industrial Co., Ltd.	1,770,096	890,050
#*	Yieh Phui Enterprise Co., Ltd.	10,028,342	4,055,072
#	Yonyu Plastics Co., Ltd.	512,050	582,749
#	Young Fast Optoelectronics Co., Ltd.	1,009,137	1,149,888
*	Young Optics, Inc.	18,000	34,842
#	Youngtek Electronics Corp.	601,569	1,317,396
	Yuanta Financial Holding Co., Ltd.	44,595,513	31,610,644
	Yuanta Futures Co., Ltd.	54,145	99,778
	Yulon Finance Corp.	1,353,220	4,822,373
*	Yulon Motor Co., Ltd.	4,200,946	6,115,015
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	385,350	963,928
#	Yungshin Construction & Development Co., Ltd.	491,200	693,439
	YungShin Global Holding Corp.	1,126,400	1,730,347
	Zeng Hsing Industrial Co., Ltd.	324,974	1,629,075
#	Zenitron Corp.	1,458,000	1,150,379
#	Zero One Technology Co., Ltd.	731,000	982,113
	Zhen Ding Technology Holding, Ltd.	3,082,350	12,503,110
#*	Zig Sheng Industrial Co., Ltd.	4,938,638	1,561,175
*	Zinwell Corp.	2,307,979	1,429,983
#	Zippy Technology Corp.	666,028	765,410
#	ZongTai Real Estate Development Co., Ltd.	783,625	1,062,349
TOTAL TAIWAN			4,627,298,703
THAILAND — (2.0%)
*	AAPICO Hitech PCL	160,600	106,244
*	AAPICO Hitech PCL	867,080	573,611
	Advanced Info Service PCL	3,128,209	17,977,011
	Advanced Information Technology PCL, Class F	695,100	420,358
	AEON Thana Sinsap Thailand PCL	442,400	2,971,012
	AEON Thana Sinsap Thailand PCL	11,200	75,215
	After You PCL	589,300	196,893
	Airports of Thailand PCL	9,350,400	18,588,333
	AJ Plast PCL	1,412,000	882,205
	Allianz Ayudhya Capital PCL	136,500	150,501
	Amata Corp. PCL	3,403,000	1,932,877
	Ananda Development PCL	12,362,800	801,331
	AP Thailand PCL	15,864,136	3,842,799
*	Asia Aviation PCL	17,245,400	1,428,954
	Asia Plus Group Holdings PCL	13,410,000	976,739
	Asia Plus Group Holdings PCL	468,800	34,146
	Asia Sermkij Leasing PCL	1,158,900	847,976
	Asian Insulators PCL	9,576,560	735,920
	B Grimm Power PCL	2,900,500	4,942,382
	Bangchak Corp. PCL	5,955,500	4,795,441
	Bangkok Airways PCL	5,208,700	1,165,997
*	Bangkok Aviation Fuel Services PCL	949,442	751,813
	Bangkok Bank PCL	672,700	2,551,001
	Bangkok Bank PCL	201,600	764,504
	Bangkok Chain Hospital PCL	6,494,650	3,146,422
	Bangkok Dusit Medical Services PCL, Class F	15,506,500	10,724,509
	Bangkok Expressway & Metro PCL	25,866,855	7,043,597
	Bangkok Insurance PCL	25,540	227,838
	Bangkok Land PCL	128,232,304	4,412,939
*	Bangkok Life Assurance PCL	3,189,440	2,504,238
*	Bangkok Ranch PCL	4,976,200	372,425
	Banpu PCL	18,963,710	6,589,462
	Banpu Power PCL	2,313,500	1,321,779

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	BEC World PCL	5,687,700	$1,501,264
	Berli Jucker PCL	3,412,950	3,791,533
*	Better World Green PCL	9,686,900	168,299
	BTS Group Holdings PCL	8,948,300	2,825,307
	Bumrungrad Hospital PCL	1,727,800	7,244,868
*	Buriram Sugar PCL	631,460	77,640
	Cal-Comp Electronics Thailand PCL, Class F	19,288,228	1,520,889
	Carabao Group PCL, Class F	792,800	3,854,073
	Central Pattana PCL	5,290,900	8,662,015
*	Central Plaza Hotel PCL	3,300,000	2,723,354
*	Central Retail Corp. PCL	528,517	542,997
*	CH Karnchang PCL	4,513,867	2,322,538
	Charoen Pokphand Foods PCL	15,948,500	14,520,435
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	252,659
	Chularat Hospital PCL, Class F	24,937,000	2,166,261
	CIMB Thai Bank PCL	1,623,900	33,097
	Com7 PCL, Class F	2,184,500	3,156,686
	Communication & System Solution PCL	1,612,000	135,725
*	Country Group Development PCL	14,436,400	289,403
*	Country Group Holdings PCL	3,932,111	90,650
*	CP ALL PCL	15,790,400	30,203,822
	Delta Electronics Thailand PCL	218,300	3,851,066
	Demco PCL	847,400	95,697
	Dhipaya Insurance PCL	3,297,900	3,002,599
	Do Day Dream PCL	29,700	18,755
	Dynasty Ceramic PCL	27,167,460	2,105,864
	Eastern Polymer Group PCL, Class F	4,707,900	1,344,890
	Eastern Power Group PCL	2,018,104	337,137
	Eastern Water Resources Development and Management PCL, Class F	3,799,300	1,161,497
	Electricity Generating PCL	663,400	3,956,462
	Energy Absolute PCL	3,925,300	8,524,708
	Erawan Group PCL (The)	9,218,200	1,084,132
	Forth Corp. PCL	935,400	192,205
	Forth Smart Service PCL	1,866,300	430,253
	Fortune Parts Industry PCL, Class F	375,300	19,937
	GFPT PCL	3,591,222	1,535,838
	Global Green Chemicals PCL, Class F	1,761,900	573,957
	Global Power Synergy PCL, Class F	2,229,926	5,829,994
	GMM Grammy PCL	370,000	112,496
*	Grande Asset Hotels & Property PCL	2,158,431	40,385
	Gunkul Engineering PCL	8,898,700	767,078
	Haad Thip PCL	77,400	89,865
	Hana Microelectronics PCL	3,591,757	6,450,282
	Home Product Center PCL	18,413,615	8,428,551
*	ICC International PCL	51,000	50,693
	Ichitan Group PCL	3,998,400	1,603,101
	Indorama Ventures PCL	4,666,300	5,456,749
*	Interlink Communication PCL	858,350	135,936
	Intouch Holdings PCL	843,114	1,577,494
	Intouch Holdings PCL, Class F	794,700	1,486,909
	IRPC PCL	36,446,490	4,140,263
*	Italian-Thai Development PCL	25,835,419	897,723
	ITV PCL	183,700	0
	Jasmine International PCL	30,813,100	3,109,107
	Jubilee Enterprise PCL	127,400	102,584
	JWD Infologistics PCL	878,900	242,263
	Kang Yong Electric PCL	1,400	16,933
	Karmarts PCL	4,269,266	590,537
	Kasikornbank PCL	1,444,200	6,128,079

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Kasikornbank PCL	1,549,600	$6,575,316
	KCE Electronics PCL	3,209,664	5,898,146
	KGI Securities Thailand PCL	11,540,400	1,604,011
	Khon Kaen Sugar Industry PCL	14,553,948	1,342,095
	Khonburi Sugar PCL	284,500	29,467
	Kiatnakin Phatra Bank PCL	1,821,207	3,377,113
	Krung Thai Bank PCL	5,659,575	2,193,487
	Krungthai Card PCL	2,860,200	6,211,594
	Lam Soon Thailand PCL	2,756,000	434,625
	Land & Houses PCL	6,500,500	1,694,083
	Land & Houses PCL	10,333,780	2,693,067
	Lanna Resources PCL	2,370,250	586,029
	LH Financial Group PCL	49,641,627	1,708,349
*	Loxley PCL	13,000,035	807,887
	LPN Development PCL	9,080,696	1,450,241
	Major Cineplex Group PCL	174,600	106,172
	MBK PCL	7,031,600	2,842,712
	MCS Steel PCL	2,482,300	1,227,465
	Mega Lifesciences PCL	2,486,300	3,364,355
	Millcon Steel PCL	2,111,406	63,490
*	Minor International PCL	6,018,439	4,986,879
	MK Restaurants Group PCL	949,800	1,586,702
*	Mono Next P.C.L., Class F	6,086,600	451,462
*	Muangthai Capital PCL	2,443,700	5,368,302
	Namyong Terminal PCL	3,250,200	382,249
*	Nava Nakorn PCL	638,800	50,797
*	Nawarat Patanakarn PCL	680,800	13,193
	Netbay PCL	589,900	488,791
	Noble Development PCL	988,200	234,421
	Origin Property PCL, Class F	7,870,100	1,972,127
	PCS Machine Group Holding PCL	1,542,500	236,039
	Plan B Media Pcl, Class F	12,372,000	2,604,196
	Platinum Group PCL (The), Class F	1,577,800	134,954
	Polyplex Thailand PCL	2,578,287	2,024,382
	Power Line Engineering PCL	136,400	3,236
*	Precious Shipping PCL	6,664,800	1,603,293
	Premier Marketing PCL	2,082,600	601,887
	Prima Marine PCL	3,921,100	982,568
*	Principal Capital PCL	840,700	111,794
	Property Perfect PCL	60,489,040	788,197
	Pruksa Holding PCL	6,136,500	2,521,849
	PTG Energy PCL	6,547,300	3,762,565
	PTT Exploration & Production PCL	7,723,869	26,709,671
	PTT Global Chemical PCL	4,296,311	8,469,173
	PTT PCL	30,854,400	38,915,924
	Pylon PCL	1,567,100	201,058
	Quality Houses PCL	54,737,304	4,279,495
*	Raimon Land PCL	18,490,800	376,859
	Rajthanee Hospital PCL	25,100	20,630
	Ratch Group PCL	2,184,801	3,613,353
	Ratchthani Leasing PCL	18,501,712	2,460,301
*	Regional Container Lines PCL	3,208,400	1,972,421
	Rojana Industrial Park PCL	9,260,212	1,318,025
	RS PCL	3,333,400	2,561,584
	S 11 Group PCL	1,074,300	260,230
	Sabina PCL	108,500	70,690
	Saha Pathana Inter-Holding PCL	33,600	71,286
*	Sahakol Equipment PCL	5,765,900	396,851
	Sahamitr Pressure Container PCL	374,800	136,496

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Saha-Union PCL	723,700	$810,022
	Samart Corp. PCL	4,322,600	931,533
	Samart Telcoms PCL	2,601,600	465,037
	Sansiri PCL	85,419,585	2,397,342
	Sappe PCL	804,600	567,225
	SC Asset Corp. PCL	16,724,516	1,519,903
	SEAFCO PCL	4,840,184	724,491
	Sena Development PCL	2,223,650	257,061
	Sermsang Power Corp. Co., Ltd.	421,900	205,805
	Siam Cement PCL (The)	1,097,700	13,863,368
	Siam Cement PCL (The)	737,000	9,307,918
	Siam City Cement PCL	587,488	2,669,508
	Siam City Cement PCL	5,224	23,737
	Siam Commercial Bank PCL (The)	2,583,269	8,134,751
	Siam Future Development PCL	8,988,102	1,399,417
	Siam Global House PCL	5,687,709	3,952,701
	Siam Wellness Group PCL, Class F	1,873,550	456,963
	Siamgas & Petrochemicals PCL	6,252,000	2,214,206
	Singha Estate PCL	22,232,617	1,203,369
	Sino-Thai Engineering & Construction PCL	5,172,800	2,039,393
	SNC Former PCL	1,058,000	434,794
	Somboon Advance Technology PCL	2,735,725	1,489,887
	SPCG PCL	4,052,000	2,639,960
	Sri Trang Agro-Industry PCL	3,716,940	3,725,633
	Srisawad Corp. PCL	4,035,022	9,032,625
*	Srithai Superware PCL	6,242,600	129,315
	Srivichai Vejvivat PCL	98,800	23,932
	Star Petroleum Refining PCL	14,751,300	4,386,454
	STP & I PCL	8,501,333	1,011,184
	Supalai PCL	9,892,525	6,610,441
*	Super Energy Corp. PCL	132,893,400	4,351,337
	Susco PCL	1,402,300	136,810
	Synnex Thailand PCL	192,760	114,638
	Syntec Construction PCL	8,127,600	391,037
	TAC Consumer PCL, Class F	971,500	223,968
	Taokaenoi Food & Marketing PCL, Class F	2,568,400	909,624
*	Tata Steel Thailand PCL	10,635,600	220,316
	Thai Agro Energy PCL	980,300	75,332
*	Thai Airways International PCL	5,003,737	558,386
	Thai Nakarin Hospital PCL	155,500	163,657
	Thai Oil PCL	3,396,100	6,184,011
	Thai Rayon PCL	6,000	5,663
	Thai Rayon PCL	20,400	19,255
	Thai Reinsurance P.C.L.	5,002,500	254,053
	Thai Solar Energy PCL, Class F	3,906,650	318,484
	Thai Stanley Electric PCL	7,500	44,855
	Thai Stanley Electric PCL, Class F	170,300	1,018,500
	Thai Union Group PCL, Class F	10,616,160	4,894,855
	Thai Vegetable Oil PCL	2,985,125	3,266,383
	Thai Wah PCL, Class F	3,792,900	600,680
	Thaicom PCL	5,068,700	1,625,777
	Thaifoods Group PCL	7,412,200	1,324,934
	Thaire Life Assurance PCL	1,186,800	129,267
	Thanachart Capital PCL	1,679,400	1,809,577
	Thitikorn PCL	1,672,300	444,196
	Thoresen Thai Agencies PCL	10,114,500	1,909,353
	Tipco Asphalt PCL	1,259,700	837,555
	Tipco Asphalt PCL	3,394,300	2,256,818
	TIPCO Foods PCL	2,203,300	559,475

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Tisco Financial Group PCL	90	$277
	Tisco Financial Group PCL	1,175,400	3,622,808
	TKS Technologies PCL	305,000	67,766
	TMB Bank PCL	108,524,225	3,988,528
*	TMT Steel PCL	3,559,500	820,600
	TOA Paint Thailand PCL	638,200	682,339
	Total Access Communication PCL	3,153,400	3,424,173
	Total Access Communication PCL	1,200,600	1,303,692
	TPC Power Holdings Co., Ltd.	1,409,200	550,873
	TPI Polene PCL	72,863,910	3,992,543
	TPI Polene Power PCL	5,987,400	872,204
	True Corp. PCL	85,234,548	9,112,949
*	TTCL PCL	852,178	169,411
	TTW PCL	7,128,600	2,905,744
*	U City PCL, Class F	9,526,239	429,683
	Union Auction PCL	428,200	155,943
	Unique Engineering & Construction PCL	5,740,305	870,731
	United Paper PCL	2,698,100	1,784,911
	Univanich Palm Oil PCL	1,299,900	232,358
	Univentures PCL	6,676,400	789,658
*	Vanachai Group PCL	7,234,040	792,771
	VGI PCL	4,135,600	925,777
	Vibhavadi Medical Center PCL	4,206,900	241,760
	Vinythai PCL	2,264,100	2,345,042
	WHA Corp. PCL	19,812,500	1,999,123
	WHA Utilities and Power PCL	2,493,100	338,189
	Workpoint Entertainment PCL	1,567,180	900,618
TOTAL THAILAND			592,982,882
TURKEY — (0.7%)
*	Afyon Cimento Sanayi TAS	765,149	549,238
#*	Akbank T.A.S.	9,335,576	8,078,404
	Akcansa Cimento A.S.	54,323	137,013
	Aksa Akrilik Kimya Sanayii A.S.	1,362,326	2,716,752
#*	Aksa Enerji Uretim A.S.	1,358,614	1,831,423
	Aksigorta A.S.	781,172	1,010,042
	Alarko Holding A.S.	622,104	837,336
#*	Albaraka Turk Katilim Bankasi A.S.	4,389,778	1,256,773
	Alkim Alkali Kimya A.S.	244,774	611,769
	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	1,741,698
	Anadolu Efes Biracilik Ve Malt Sanayii A.S.	573,452	1,940,151
	Anadolu Hayat Emeklilik A.S.	426,292	603,762
*	Arcelik A.S.	1,117,385	5,026,845
#	Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,353,140	3,195,198
	AvivaSA Emeklilik ve Hayat A.S., Class A	111,545	295,277
	Aygaz A.S.	285,711	708,071
*	Bagfas Bandirma Gubre Fabrikalari A.S.	191,293	726,045
*	Bera Holding A.S.	2,272,783	6,352,593
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.	485,675	273,166
#	BIM Birlesik Magazalar A.S.	1,307,826	12,870,730
	Bizim Toptan Satis Magazalari A.S.	60,446	123,301
*	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	252,870	1,099,587
	Borusan Yatirim ve Pazarlama A.S.	2,670	166,401
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.	205,704	679,006
*	Bursa Cimento Fabrikasi A.S.	137,858	222,875
	Cemtas Celik Makina Sanayi Ve Ticaret A.S.	183,194	411,385
#*	Cimsa Cimento Sanayi VE Ticaret A.S.	275,091	830,054
*	Coca-Cola Icecek A.S.	442,723	4,465,134
	Deva Holding A.S.	174,912	673,458

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#	Dogan Sirketler Grubu Holding A.S.	7,474,820	$3,960,495
*	Dogus Otomotiv Servis ve Ticaret A.S.	143,377	651,512
	EGE Endustri VE Ticaret A.S.	6,944	1,590,473
#	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	609,286	664,834
	Enerjisa Enerji A.S.	1,103,502	1,780,158
	Enka Insaat ve Sanayi A.S.	2,750,803	2,921,511
	Erbosan Erciyas Boru Sanayii ve Ticaret A.S.	35,963	234,854
#	Eregli Demir ve Celik Fabrikalari TAS	3,054,510	5,968,634
*	Fenerbahce Futbol A.S.	236,837	1,230,874
	Ford Otomotiv Sanayi A.S.	228,748	4,483,235
*	Global Yatirim Holding A.S.	480,756	358,154
#	Goldas Kuyumculuk Sanayi Ithalat Ve B	61,429	0
*	Goodyear Lastikleri TAS	406,821	455,750
*	Gozde Girisim Sermayesi Yatirim Ortakligi A.S.	1,130,680	1,029,354
	GSD Holding A.S.	2,231,315	703,421
#*	Gubre Fabrikalari TAS	138,251	1,365,459
#*	Hektas Ticaret TAS	776,209	2,861,583
#*	Ihlas Holding A.S.	2,287,995	376,873
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.	783,793	1,352,642
*	Is Finansal Kiralama A.S.	483,788	246,881
	Is Yatirim Menkul Degerler A.S., Class A	1,041,821	2,518,717
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class A	583,082	455,986
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S., Class D	4,894,375	4,455,989
#	Kartonsan Karton Sanayi ve Ticaret A.S.	128,813	1,336,012
*	Kerevitas Gida Sanayi ve Ticaret A.S.	197,574	170,669
	KOC Holding A.S.	867,105	2,374,487
*	Konya Cimento Sanayii A.S.	3,401	761,644
	Kordsa Teknik Tekstil A.S.	559,188	1,628,494
#*	Koza Altin Isletmeleri A.S.	190,930	2,996,101
#*	Koza Anadolu Metal Madencilik Isletmeleri A.S.	1,860,242	3,910,967
*	Logo Yazilim Sanayi Ve Ticaret A.S.	95,400	1,806,524
*	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	121,186
#*	Metro Ticari ve Mali Yatirimlar Holding A.S.	2,550,351	762,082
*	Migros Ticaret A.S.	494,849	2,976,031
*	MLP Saglik Hizmetleri A.S.	6,210	19,334
*	NET Holding A.S.	1,606,416	852,196
*	Netas Telekomunikasyon A.S.	162,806	653,400
	Nuh Cimento Sanayi A.S.	279,156	1,881,720
	Otokar Otomotiv Ve Savunma Sanayi A.S.	48,021	2,567,232
#*	Oyak Cimento Fabrikalari A.S.	148,965	166,581
#*	Pegasus Hava Tasimaciligi A.S.	253,441	2,431,742
#*	Petkim Petrokimya Holding A.S.	4,872,598	3,331,080
	Polisan Holding A.S.	716,128	385,770
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	1,194,160	1,547,951
*	Sasa Polyester Sanayi A.S.	261,380	913,884
#*	Sekerbank Turk A.S.	2,878,049	571,568
	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	665,021	1,156,618
#	Tat Gida Sanayi A.S.	239,350	354,049
#	TAV Havalimanlari Holding A.S.	1,230,680	3,579,142
#	Tekfen Holding A.S.	1,493,389	3,667,268
	Tofas Turk Otomobil Fabrikasi A.S.	650,255	3,202,373
*	Turcas Petrol A.S.	450,747	325,134
#*	Turk Hava Yollari AO	3,795,486	6,261,548
#	Turk Telekomunikasyon A.S.	2,384,060	2,568,806
	Turk Traktor ve Ziraat Makineleri A.S.	38,668	927,359
#	Turkcell Iletisim Hizmetleri A.S.	4,915,643	10,764,480
#	Turkcell Iletisim Hizmetleri A.S., ADR	141,521	768,459
*	Turkiye Garanti Bankasi A.S.	9,208,198	11,664,229
#*	Turkiye Halk Bankasi A.S.	1,997,917	1,433,590

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Is Bankasi A.S., Class C	4,218,042	$3,519,073
*	Turkiye Petrol Rafinerileri A.S.	147,301	1,991,320
#*	Turkiye Sinai Kalkinma Bankasi A.S.	16,893,622	4,172,453
#	Turkiye Sise ve Cam Fabrikalari A.S.	9,684,288	9,539,485
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,584,524	2,109,384
#*	Ulker Biskuvi Sanayi A.S.	1,196,882	3,689,229
*	Vestel Elektronik Sanayi ve Ticaret A.S.	789,568	2,817,909
*	Yapi ve Kredi Bankasi A.S.	6,653,329	2,588,094
#	Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.	837,976	1,766,201
*	Zorlu Enerji Elektrik Uretim A.S.	1,603,291	608,746
TOTAL TURKEY			212,742,480
UNITED ARAB EMIRATES — (0.2%)
	Abu Dhabi Commercial Bank PJSC	1,490,507	2,605,456
	Abu Dhabi Islamic Bank PJSC	2,250,576	3,063,783
*	Abu Dhabi Ship Building Co. PJSC	45,362	27,119
	Agthia Group PJSC	143,316	206,383
	Air Arabia PJSC	2,901,811	1,005,014
	Aldar Properties PJSC	11,185,599	10,632,716
	Amanat Holdings PJSC	3,693,765	810,018
*	Amlak Finance PJSC	3,580,841	244,511
*	Arabtec Holding PJSC	1,809,860	195,859
	Aramex PJSC	973,627	1,164,023
*	DAMAC Properties Dubai Co. PJSC	3,120,420	1,162,858
	Dana Gas PJSC	3,974,051	735,018
*	Deyaar Development PJSC	15,236,136	1,211,624
	Dubai Financial Market PJSC	5,616,371	1,875,057
	Dubai Investments PJSC	2,783,114	1,250,199
	Dubai Islamic Bank PJSC	5,065,758	6,918,711
*	DXB Entertainments PJSC	8,531,529	191,686
*	Emaar Development PJSC	1,663,016	1,326,980
*	Emaar Malls PJSC	2,565,424	1,260,976
*	Emaar Properties PJSC	2,338,286	2,412,999
	Emirates Telecommunications Group Co. PJSC	713,486	3,853,342
*	Eshraq Investments PJSC	4,452,223	380,574
	First Abu Dhabi Bank PJSC	1,373,504	5,602,944
*	Gulf Navigation Holding PJSC	388,585	40,680
*	International Holdings Co. PJSC	16,916	211,424
	Islamic Arab Insurance Co.	1,878,589	414,038
*	Manazel Real Estate PJSC	2,069,070	205,484
	National Central Cooling Co. PJSC	235,780	177,297
	RAK Properties PJSC	2,420,960	380,993
	Ras Al Khaimah Ceramics	72,542	32,958
*	SHUAA Capital PSC	439,611	84,796
TOTAL UNITED ARAB EMIRATES			49,685,520
UNITED KINGDOM — (0.0%)
*	Bytes Technology Group P.L.C.	146,389	716,217
TOTAL COMMON STOCKS			28,473,512,075
PREFERRED STOCKS — (1.0%)
BRAZIL — (0.9%)
	AES Tiete Energia SA	6,203	3,821
	Alpargatas SA	628,181	4,459,288
	Banco ABC Brasil SA	776,737	2,145,063
	Banco Bradesco SA	6,920,961	31,294,472
	Banco do Estado do Rio Grande do Sul SA, Class B	1,747,228	4,301,488

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Banco Pan SA	320,189	$549,507
	Centrais Eletricas Brasileiras SA, Class B	601,103	3,157,455
	Centrais Eletricas Santa Catarina	66,063	627,861
	Cia de Saneamento do Parana	5,797,206	4,566,648
	Cia de Transmissao de Energia Eletrica Paulista	1,132,895	5,455,968
	Cia Energetica de Minas Gerais	2,775,192	6,948,885
	Cia Energetica de Sao Paulo, Class B	1,284,487	6,866,843
	Cia Energetica do Ceara, Class A	88,430	893,609
	Cia Ferro Ligas da Bahia - FERBASA	429,182	1,668,440
	Cia Paranaense de Energia	472,541	5,637,949
	Eucatex SA Industria e Comercio	95,359	123,220
	Gerdau SA	2,824,371	12,001,796
*	Gol Linhas Aereas Inteligentes SA	306,300	1,340,769
	Itau Unibanco Holding SA	6,897,038	35,724,322
	Lojas Americanas SA	1,079,359	4,752,304
	Marcopolo SA	3,615,445	1,922,898
	Petroleo Brasileiro SA	25,268,205	123,260,663
	Randon SA Implementos e Participacoes	1,175,762	2,989,153
	Schulz SA	125,540	307,460
	Unipar Carbocloro SA	504,024	4,605,994
	Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	1,968,098	4,748,126
TOTAL BRAZIL			270,354,002
CHILE — (0.0%)
	Coca-Cola Embonor SA, Class B	329,325	457,056
	Embotelladora Andina SA, Class B	1,123,248	2,844,159
	Sociedad Quimica y Minera de Chile SA, Class B	35,357	1,790,689
TOTAL CHILE			5,091,904
COLOMBIA — (0.1%)
*	Avianca Holdings SA	218,049	10,233
	Banco Davivienda SA	482,805	4,558,842
	Bancolombia SA	245,604	2,169,075
	Grupo Argos SA	93,838	270,812
	Grupo Aval Acciones y Valores SA	9,778,679	3,172,792
	Grupo de Inversiones Suramericana SA	231,971	1,332,418
TOTAL COLOMBIA			11,514,172
SOUTH KOREA — (0.0%)
	AMOREPACIFIC Group	6,521	240,381
TOTAL PREFERRED STOCKS			287,200,459
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 02/05/21	18,580	10,323
*	Lojas Americanas SA Rights 02/04/21	3,445	2,159
*	Lojas Americanas SA Rights 02/04/21	10,173	8,553
TOTAL BRAZIL			21,035
CHINA — (0.0%)
*	Legend Holdings Corp. Rights 05/23/19	16,192	0
INDIA — (0.0%)
*	L&T Finance Holdings, Ltd. Rights 02/15/21	959,560	272,901

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

INDONESIA — (0.0%)
*	Citra Marga Nusaphala Persada Tbk PT Warrants 11/14/25	4,642,323	$105,883
MALAYSIA — (0.0%)
*	JAKS Resources Bhd 11/18/25	2,367,480	231,331
*	Scientex BHD Warrants 01/14/26	385,146	85,747
TOTAL MALAYSIA			317,078
SOUTH KOREA — (0.0%)
*	Feelux Co., Ltd. Rights 2/25/21	100,316	59,637
*	Hanwha Solutions Corp. Rights 02/25/21	53,373	233,799
*	Home Center Holdings Co., Ltd. Rights 02/26/21	82,969	20,249
*	Iljin Display Co., Ltd. Rights 2/15/21	9,328	10,841
*	Korean Air Lines Co., Ltd. Rights 03/05/21	526,729	4,520,471
TOTAL SOUTH KOREA			4,844,997
TAIWAN — (0.0%)
*	Makalot Industrial Co., Ltd. Rights 1/25/21	96,035	178,335
*	Supreme Electronics Co., Ltd. Rights 10/28/20	219,836	0
TOTAL TAIWAN			178,335
THAILAND — (0.0%)
*	Grande Asset Hotels Foreign Rights 06/03/19	215,843	0
*	MBK PCL Warrants 11/15/23	281,264	85,986
*	Noble W2 Warrants 01/05/22	82,350	0
*	Srisawad Corp. P.C.L. Warrants 8/29/25	161,401	91,135
TOTAL THAILAND			177,121
TOTAL RIGHTS/WARRANTS			5,917,350
TOTAL INVESTMENT SECURITIES (Cost $19,588,938,067)			28,766,629,884

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	45,982,779	532,066,732
TOTAL INVESTMENTS — (100.0%)
(Cost $20,120,895,895)^^			$29,298,696,616
As of January 31, 2021, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,342	03/19/21	$252,174,971	$248,618,920	$(3,556,051)
Total Futures Contracts			$252,174,971	$248,618,920	$(3,556,051)

Emerging Markets Core Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,168,166,372	—	—	$1,168,166,372
Chile	56,029,774	$146,322,878	—	202,352,652
China	1,821,005,289	8,038,651,829	—	9,859,657,118
Colombia	52,112,933	—	—	52,112,933
Czech Republic	—	36,585,779	—	36,585,779
Egypt	1,329,945	15,137,871	—	16,467,816
Greece	—	55,783,691	—	55,783,691
Hong Kong	8,846,622	57,434,377	—	66,280,999
Hungary	—	71,297,773	—	71,297,773
India	165,111,150	3,003,456,563	—	3,168,567,713
Indonesia	16,308,311	490,711,824	—	507,020,135
Malaysia	—	558,971,306	—	558,971,306
Mexico	635,656,575	21,973	—	635,678,548
Peru	26,638,555	1	—	26,638,556
Philippines	5,790,487	244,418,263	—	250,208,750
Poland	—	228,070,318	—	228,070,318
Qatar	—	49,043,479	—	49,043,479
Russia	23,781,370	236,603,075	—	260,384,445
Saudi Arabia	671,568	423,503,212	—	424,174,780
South Africa	154,100,886	1,086,602,072	—	1,240,702,958
South Korea	69,893,145	4,042,027,007	—	4,111,920,152
Taiwan	577,805,919	4,049,492,784	—	4,627,298,703
Thailand	592,982,882	—	—	592,982,882
Turkey	768,459	211,974,021	—	212,742,480
United Arab Emirates	—	49,685,520	—	49,685,520
United Kingdom	716,217	—	—	716,217
Preferred Stocks
Brazil	270,354,002	—	—	270,354,002
Chile	—	5,091,904	—	5,091,904
Colombia	11,514,172	—	—	11,514,172
South Korea	—	240,381	—	240,381
Rights/Warrants
Brazil	—	21,035	—	21,035
India	—	272,901	—	272,901
Indonesia	—	105,883	—	105,883
Malaysia	—	317,078	—	317,078
South Korea	—	4,844,997	—	4,844,997
Taiwan	—	178,335	—	178,335
Thailand	—	177,121	—	177,121
Securities Lending Collateral	—	532,066,732	—	532,066,732
Futures Contracts**	(3,556,051)	—	—	(3,556,051)
TOTAL	$5,656,028,582	$23,639,111,983	—	$29,295,140,565
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (10.6%)
	Activision Blizzard, Inc.	33,967	$3,090,997
*	Alphabet, Inc., Class A	14,725	26,907,876
*	Alphabet, Inc., Class C	14,722	27,025,764
*	Altice USA, Inc., Class A	27,632	982,870
	AT&T, Inc.	378,742	10,843,384
	Cable One, Inc.	641	1,282,000
*	Charter Communications, Inc., Class A	8,231	5,000,826
	Comcast Corp., Class A	283,704	14,063,207
#*	Discovery, Inc., Class A	21,517	891,234
*	Discovery, Inc., Class C	44,675	1,564,965
*	DISH Network Corp., Class A	30,038	871,703
	Electronic Arts, Inc.	19,279	2,760,753
*	Facebook, Inc., Class A	118,215	30,538,481
	Fox Corp., Class A	34,757	1,083,723
*	Fox Corp., Class B	26,067	779,143
*	IAC/InterActiveCorp	4,636	973,328
	Interpublic Group of Cos., Inc. (The)	69,400	1,670,458
*	Liberty Broadband Corp., Class A	2,108	306,018
*	Liberty Broadband Corp., Class C	19,797	2,891,352
*	Liberty Media Corp.-Liberty Formula One, Class C	24,880	1,000,922
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	341,266
*	Liberty Media Corp.-Liberty SiriusXM, Class C	20,026	812,255
#*	Live Nation Entertainment, Inc.	10,034	666,759
	Lumen Technologies, Inc.	174,306	2,157,908
*	Match Group, Inc.	13,161	1,840,697
*	Netflix, Inc.	18,989	10,109,554
	New York Times Co. (The), Class A	12,013	595,725
	News Corp., Class A	36,005	698,497
	News Corp., Class B	17,470	329,834
	Omnicom Group, Inc.	32,803	2,046,251
*	Pinterest, Inc., Class A	13,691	937,970
*	Roku, Inc.	3,149	1,225,056
#	Sirius XM Holdings, Inc.	73,704	461,387
#*	Snap, Inc., Class A	40,577	2,148,146
*	Spotify Technology SA	3,319	1,045,485
*	Take-Two Interactive Software, Inc.	7,849	1,573,332
*	T-Mobile US, Inc.	28,690	3,617,235
*	Twitter, Inc.	67,206	3,395,919
	Verizon Communications, Inc.	342,126	18,731,399
	ViacomCBS, Inc., Class A	868	42,237
	ViacomCBS, Inc., Class B	48,997	2,376,355
*	Walt Disney Co. (The)	68,564	11,530,408
#*	Zillow Group, Inc., Class A	7,062	979,641
#*	Zillow Group, Inc., Class C	9,462	1,234,413
*	Zynga, Inc., Class A	86,080	853,053
TOTAL COMMUNICATION SERVICES			204,279,786
CONSUMER DISCRETIONARY — (11.9%)
	Advance Auto Parts, Inc.	7,604	1,134,061
*	Amazon.com, Inc.	19,164	61,443,617
	Aptiv P.L.C.	22,945	3,065,452
	Aramark	22,022	755,134
	Autoliv, Inc.	5,533	490,832

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AutoZone, Inc.	1,041	$1,164,223
	Best Buy Co., Inc.	30,127	3,278,420
*	Booking Holdings, Inc.	2,020	3,927,547
	BorgWarner, Inc.	24,239	1,017,796
*	Bright Horizons Family Solutions, Inc.	6,633	1,008,017
*	Burlington Stores, Inc.	1,710	425,619
*	Caesars Entertainment, Inc.	15,188	1,069,083
#*	CarMax, Inc.	20,731	2,441,697
	Carnival Corp.	66,617	1,243,739
#*	Carvana Co.	1,784	465,963
#*	Chegg, Inc.	9,990	951,647
#*	Chewy, Inc., Class A	2,699	274,812
*	Chipotle Mexican Grill, Inc.	1,110	1,642,800
	Churchill Downs, Inc.	2,300	431,135
	Darden Restaurants, Inc.	19,000	2,220,910
*	Deckers Outdoor Corp.	2,200	642,356
	Dollar General Corp.	13,335	2,595,124
*	Dollar Tree, Inc.	29,035	2,951,698
	Domino's Pizza, Inc.	1,659	615,091
	DR Horton, Inc.	36,935	2,836,608
	eBay, Inc.	50,375	2,846,691
*	Etsy, Inc.	4,630	921,787
	Expedia Group, Inc.	5,326	660,957
#*	Five Below, Inc.	5,074	891,654
*	Floor & Decor Holdings, Inc., Class A	8,043	740,519
	Ford Motor Co.	400,978	4,222,298
#*	Gap, Inc. (The)	24,634	498,838
	Garmin, Ltd.	19,421	2,230,696
	General Motors Co.	79,950	4,051,866
	Gentex Corp.	40,019	1,322,628
	Genuine Parts Co.	15,878	1,490,627
	Hasbro, Inc.	17,370	1,629,653
	Hilton Worldwide Holdings, Inc.	11,715	1,187,784
	Home Depot, Inc. (The)	45,151	12,227,794
	L Brands, Inc.	15,849	646,005
	Las Vegas Sands Corp.	20,641	992,626
	Lear Corp.	6,405	965,618
	Lennar Corp., Class A	24,214	2,013,394
	Lennar Corp., Class B	1,223	81,868
	Levi Strauss & Co., Class A	5,125	101,014
	Lithia Motors, Inc., Class A	2,616	833,667
*	LKQ Corp.	41,210	1,446,059
	Lowe's Cos., Inc.	42,148	7,032,394
*	Lululemon Athletica, Inc.	5,663	1,861,315
	Marriott International, Inc., Class A	13,157	1,530,291
	McDonald's Corp.	32,308	6,714,895
	MGM Resorts International	28,027	800,451
*	Mohawk Industries, Inc.	4,501	646,344
	Newell Brands, Inc.	37,607	903,320
	NIKE, Inc., Class B	63,506	8,483,767
*	Norwegian Cruise Line Holdings, Ltd.	7,400	167,610
*	NVR, Inc.	402	1,787,485
*	O'Reilly Automotive, Inc.	4,247	1,806,971
#*	Penn National Gaming, Inc.	11,099	1,151,188
	Pool Corp.	3,087	1,093,354
	PulteGroup, Inc.	34,755	1,511,842
#*	RH	1,509	717,318
	Ross Stores, Inc.	18,524	2,061,536
	Royal Caribbean Cruises, Ltd.	19,439	1,263,535

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Service Corp. International	31,732	$1,600,245
	Starbucks Corp.	48,390	4,684,636
*	Stitch Fix, Inc., Class A	2,960	282,502
	Tapestry, Inc.	19,297	610,171
	Target Corp.	31,433	5,694,717
*	Tesla, Inc.	27,006	21,430,071
	TJX Cos., Inc. (The)	49,498	3,169,852
	Tractor Supply Co.	10,104	1,432,141
*	Ulta Beauty, Inc.	6,670	1,865,999
	Vail Resorts, Inc.	4,361	1,159,852
	VF Corp.	34,289	2,635,795
#*	Wayfair, Inc., Class A	2,776	755,960
	Whirlpool Corp.	11,760	2,176,658
#	Williams-Sonoma, Inc.	8,406	1,083,702
	Wynn Resorts, Ltd.	8,651	861,034
	Yum! Brands, Inc.	13,047	1,324,140
TOTAL CONSUMER DISCRETIONARY			230,398,515
CONSUMER STAPLES — (6.2%)
	Altria Group, Inc.	105,727	4,343,265
	Archer-Daniels-Midland Co.	47,640	2,382,476
#*	Beyond Meat, Inc.	1,951	347,434
#*	Boston Beer Co., Inc. (The), Class A	807	739,930
	Brown-Forman Corp., Class A	3,116	206,030
	Brown-Forman Corp., Class B	15,003	1,075,265
	Bunge, Ltd.	7,568	495,250
#	Campbell Soup Co.	29,714	1,429,541
	Church & Dwight Co., Inc.	19,598	1,654,659
	Clorox Co. (The)	7,241	1,516,700
	Coca-Cola Co. (The)	204,227	9,833,530
	Colgate-Palmolive Co.	35,913	2,801,214
	Conagra Brands, Inc.	42,947	1,485,966
	Constellation Brands, Inc., Class A	11,714	2,470,834
	Costco Wholesale Corp.	22,042	7,768,262
*	Darling Ingredients, Inc.	16,963	1,051,876
	Estee Lauder Cos., Inc. (The), Class A	12,839	3,038,349
	General Mills, Inc.	55,502	3,224,666
	Hershey Co. (The)	8,730	1,269,691
#	Hormel Foods Corp.	47,469	2,224,397
	JM Smucker Co. (The)	11,956	1,391,798
	Kellogg Co.	33,268	1,960,816
#	Keurig Dr Pepper, Inc.	33,443	1,063,487
	Kimberly-Clark Corp.	14,860	1,963,006
	Kraft Heinz Co. (The)	50,101	1,678,885
	Kroger Co. (The)	105,546	3,641,337
	Lamb Weston Holdings, Inc.	12,104	904,169
	McCormick & Co., Inc. Non-Voting	17,928	1,605,273
	Molson Coors Beverage Co., Class B	21,566	1,081,751
	Mondelez International, Inc., Class A	59,110	3,277,058
*	Monster Beverage Corp.	28,657	2,488,287
	PepsiCo, Inc.	76,559	10,455,663
	Philip Morris International, Inc.	64,433	5,132,088
	Procter & Gamble Co. (The)	124,470	15,958,299
	Sysco Corp.	28,709	2,052,981
	Tyson Foods, Inc., Class A	30,784	1,979,719
	Walgreens Boots Alliance, Inc.	61,264	3,078,516
	Walmart, Inc.	79,532	11,173,451
TOTAL CONSUMER STAPLES			120,245,919

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (2.4%)
	Baker Hughes Co.	53,555	$1,075,920
#	Cabot Oil & Gas Corp.	70,280	1,288,232
*	Cheniere Energy, Inc.	15,592	987,441
	Chevron Corp.	80,293	6,840,964
	ConocoPhillips	104,568	4,185,857
	Diamondback Energy, Inc.	1,010	57,257
	EOG Resources, Inc.	40,708	2,074,480
	Exxon Mobil Corp.	168,834	7,570,517
	Halliburton Co.	121,583	2,143,508
	Hess Corp.	34,057	1,838,397
	Kinder Morgan, Inc.	130,954	1,843,832
	Marathon Petroleum Corp.	54,909	2,369,872
#	New Fortress Energy, Inc.	4,200	187,656
	Occidental Petroleum Corp.	96,598	1,937,756
	ONEOK, Inc.	37,953	1,511,668
	Phillips 66	23,227	1,574,791
	Pioneer Natural Resources Co.	16,705	2,019,634
	Schlumberger, N.V.	173,517	3,853,813
	Valero Energy Corp.	35,354	1,995,026
	Williams Cos., Inc. (The)	104,801	2,224,925
TOTAL ENERGY			47,581,546
FINANCIALS — (10.7%)
	Aflac, Inc.	49,485	2,235,732
	Alleghany Corp.	1,591	901,858
	Allstate Corp. (The)	21,829	2,339,632
	Ally Financial, Inc.	52,249	1,977,102
	American Express Co.	43,776	5,089,398
	American International Group, Inc.	74,843	2,802,122
	Ameriprise Financial, Inc.	16,631	3,290,776
	Aon P.L.C., Class A	12,949	2,629,942
*	Arch Capital Group, Ltd.	34,515	1,084,116
	Ares Management Corp., Class A	7,408	334,545
	Arthur J Gallagher & Co.	20,478	2,363,366
	Assurant, Inc.	4,759	644,702
*	Athene Holding, Ltd., Class A	9,624	393,525
	Bank of America Corp.	314,091	9,312,798
	Bank of New York Mellon Corp. (The)	74,955	2,985,458
*	Berkshire Hathaway, Inc., Class B	75,272	17,152,231
	BlackRock, Inc.	6,888	4,830,279
	Blackstone Group, Inc. (The), Class A	29,831	2,004,345
	Brown & Brown, Inc.	31,425	1,354,103
	Capital One Financial Corp.	18,382	1,916,507
	Cboe Global Markets, Inc.	12,656	1,160,935
	Charles Schwab Corp. (The)	73,902	3,808,909
	Chubb, Ltd.	18,098	2,636,336
	Cincinnati Financial Corp.	14,046	1,181,128
	Citigroup, Inc.	84,526	4,901,663
	Citizens Financial Group, Inc.	39,130	1,425,897
	CME Group, Inc.	14,555	2,645,226
	CNA Financial Corp.	6,080	233,594
	Comerica, Inc.	3,797	217,188
#	Commerce Bancshares, Inc.	14,883	994,929
	Discover Financial Services	32,014	2,674,450
	East West Bancorp, Inc.	7,762	465,254
	Equitable Holdings, Inc.	43,684	1,082,490
#	Erie Indemnity Co., Class A	4,776	1,161,046
	Everest Re Group, Ltd.	4,304	908,488
	FactSet Research Systems, Inc.	3,388	1,024,328

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Financial, Inc.	31,376	$1,138,949
	Fifth Third Bancorp	62,771	1,815,965
	First Horizon National Corp.	22,646	314,553
	First Republic Bank	14,773	2,141,937
	Franklin Resources, Inc.	44,067	1,158,521
	Globe Life, Inc.	14,492	1,309,932
	Goldman Sachs Group, Inc. (The)	13,788	3,738,892
	Hartford Financial Services Group, Inc. (The)	37,905	1,820,198
	Huntington Bancshares, Inc.	90,043	1,190,819
	Interactive Brokers Group, Inc., Class A	2,200	134,618
	Intercontinental Exchange, Inc.	25,646	2,830,036
	Invesco, Ltd.	22,350	460,187
	JPMorgan Chase & Co.	156,669	20,158,600
	KeyCorp	88,566	1,493,223
	KKR & Co., Inc., Class A	49,256	1,918,521
	Lincoln National Corp.	23,979	1,090,805
	Loews Corp.	24,798	1,123,101
	LPL Financial Holdings, Inc.	9,039	979,285
	M&T Bank Corp.	10,868	1,439,684
*	Markel Corp.	1,217	1,179,857
	MarketAxess Holdings, Inc.	1,856	1,003,651
	Marsh & McLennan Cos., Inc.	27,764	3,051,541
	MetLife, Inc.	60,282	2,902,578
	Moody's Corp.	9,694	2,581,124
	Morgan Stanley	79,536	5,332,889
	Morningstar, Inc.	4,414	1,014,734
	MSCI, Inc.	3,490	1,379,597
	Nasdaq, Inc.	18,135	2,453,121
	Northern Trust Corp.	21,845	1,948,356
	PNC Financial Services Group, Inc. (The)	16,576	2,378,988
	Principal Financial Group, Inc.	24,811	1,222,438
	Progressive Corp. (The)	37,314	3,253,408
	Prudential Financial, Inc.	32,980	2,581,674
	Raymond James Financial, Inc.	14,831	1,482,062
	Regions Financial Corp.	88,023	1,497,271
	RenaissanceRe Holdings, Ltd.	5,085	764,987
	S&P Global, Inc.	10,392	3,294,264
	SEI Investments Co.	18,771	992,047
	Signature Bank	1,700	280,823
	State Street Corp.	30,179	2,112,530
*	SVB Financial Group	5,512	2,413,043
	Synchrony Financial	60,987	2,052,213
	T Rowe Price Group, Inc.	18,633	2,915,692
	Tradeweb Markets, Inc., Class A	6,784	412,399
	Travelers Cos., Inc. (The)	26,129	3,561,383
	Truist Financial Corp.	54,013	2,591,544
	U.S. Bancorp.	54,254	2,324,784
	Voya Financial, Inc.	9,928	550,607
	Wells Fargo & Co.	157,324	4,700,841
	Willis Towers Watson P.L.C.	11,186	2,270,087
	WR Berkley Corp.	15,551	966,339
TOTAL FINANCIALS			205,889,096
HEALTH CARE — (14.1%)
*	10X Genomics Inc., Class A	1,294	221,468
	Abbott Laboratories	79,276	9,797,721
	AbbVie, Inc.	93,295	9,560,872
*	ABIOMED, Inc.	3,738	1,301,758
#*	ACADIA Pharmaceuticals, Inc.	11,393	547,434

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Adaptive Biotechnologies Corp.	2,107	$116,875
	Agilent Technologies, Inc.	21,773	2,616,461
*	Alexion Pharmaceuticals, Inc.	18,233	2,795,666
*	Align Technology, Inc.	5,327	2,798,699
*	Alnylam Pharmaceuticals, Inc.	3,749	564,150
*	Amedisys, Inc.	2,200	632,082
	AmerisourceBergen Corp.	12,442	1,296,456
	Amgen, Inc.	33,467	8,079,938
	Anthem, Inc.	13,391	3,976,859
*	Arrowhead Pharmaceuticals, Inc.	4,758	367,175
	Baxter International, Inc.	39,094	3,003,592
	Becton Dickinson and Co.	10,944	2,865,030
*	Biogen, Inc.	13,861	3,917,257
*	BioMarin Pharmaceutical, Inc.	11,388	942,699
*	Bio-Rad Laboratories, Inc., Class A	2,076	1,191,147
	Bio-Techne Corp.	3,107	1,009,495
*	Boston Scientific Corp.	56,094	1,987,971
*	Bridgebio Pharma, Inc.	4,501	255,477
	Bristol-Myers Squibb Co.	95,820	5,886,223
	Bruker Corp.	12,075	699,022
	Cardinal Health, Inc.	26,668	1,432,872
*	Catalent, Inc.	15,212	1,750,141
*	Centene Corp.	35,830	2,160,549
	Cerner Corp.	28,301	2,267,193
*	Charles River Laboratories International, Inc.	4,943	1,280,484
	Chemed Corp.	1,883	975,206
	Cigna Corp.	19,173	4,161,500
	Cooper Cos., Inc. (The)	4,911	1,787,800
*	CRISPR Therapeutics AG	2,866	474,896
	CVS Health Corp.	67,568	4,841,247
	Danaher Corp.	25,376	6,035,428
*	DaVita, Inc.	16,882	1,981,440
#*	Denali Therapeutics, Inc.	2,582	176,867
	DENTSPLY SIRONA, Inc.	21,057	1,126,339
*	DexCom, Inc.	3,369	1,262,870
*	Edwards Lifesciences Corp.	21,652	1,788,022
*	Elanco Animal Health, Inc.	38,982	1,131,647
	Eli Lilly and Co.	44,466	9,247,594
	Encompass Health Corp.	13,865	1,114,746
#*	Exact Sciences Corp.	9,085	1,246,099
*	Exelixis, Inc.	27,493	610,620
*	Fate Therapeutics, Inc.	1,826	165,490
	Gilead Sciences, Inc.	80,484	5,279,750
*	Guardant Health, Inc.	7,642	1,188,331
	HCA Healthcare, Inc.	11,562	1,878,594
*	Henry Schein, Inc.	18,666	1,229,156
*	Hologic, Inc.	22,842	1,821,193
*	Horizon Therapeutics P.L.C.	16,733	1,212,808
	Humana, Inc.	7,830	2,999,751
*	IDEXX Laboratories, Inc.	4,742	2,269,901
*	Illumina, Inc.	5,434	2,317,275
*	Incyte Corp.	7,831	702,832
#*	Insulet Corp.	2,033	543,177
*	Intuitive Surgical, Inc.	4,052	3,029,437
#*	Invitae Corp.	7,869	389,673
#*	Ionis Pharmaceuticals, Inc.	10,259	616,258
*	IQVIA Holdings, Inc.	14,235	2,530,983
*	Jazz Pharmaceuticals P.L.C.	7,605	1,182,577
	Johnson & Johnson	139,039	22,681,432

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Laboratory Corp. of America Holdings	8,361	$1,913,916
*	Masimo Corp.	4,870	1,246,330
	McKesson Corp.	17,146	2,991,463
	Medtronic P.L.C.	53,052	5,906,279
	Merck & Co., Inc.	144,699	11,151,952
*	Mettler-Toledo International, Inc.	1,416	1,654,030
#*	Mirati Therapeutics, Inc.	2,509	515,173
*	Moderna, Inc.	14,860	2,573,158
*	Molina Healthcare, Inc.	10,229	2,185,017
*	Natera, Inc.	3,951	421,335
*	Neurocrine Biosciences, Inc.	5,618	616,575
*	Novocure, Ltd.	2,637	424,452
#*	Penumbra, Inc.	1,100	287,199
	PerkinElmer, Inc.	12,250	1,801,607
	Pfizer, Inc.	300,939	10,803,710
*	PRA Health Sciences, Inc.	5,288	651,693
	Quest Diagnostics, Inc.	14,739	1,903,542
#*	Quidel Corp.	4,232	1,062,105
*	Regeneron Pharmaceuticals, Inc.	4,645	2,340,337
*	Repligen Corp.	4,145	829,000
	ResMed, Inc.	7,852	1,582,728
#*	Sarepta Therapeutics, Inc.	3,090	276,246
*	Seagen, Inc.	6,515	1,070,219
	STERIS P.L.C.	8,863	1,658,356
	Stryker Corp.	14,911	3,295,480
#*	Teladoc Health, Inc.	7,900	2,084,257
	Teleflex, Inc.	3,423	1,292,627
	Thermo Fisher Scientific, Inc.	17,848	9,097,126
#*	Twist Bioscience Corp.	1,635	269,023
#*	Ultragenyx Pharmaceutical, Inc.	3,022	418,819
	UnitedHealth Group, Inc.	51,981	17,339,822
	Universal Health Services, Inc., Class B	9,183	1,144,936
*	Varian Medical Systems, Inc.	6,514	1,143,663
*	Veeva Systems, Inc., Class A	4,984	1,377,777
*	Vertex Pharmaceuticals, Inc.	9,583	2,195,274
*	Viatris, Inc.	100,954	1,715,208
*	Waters Corp.	3,547	938,784
	West Pharmaceutical Services, Inc.	3,940	1,179,991
	Zimmer Biomet Holdings, Inc.	17,329	2,662,947
	Zoetis, Inc.	26,573	4,098,885
TOTAL HEALTH CARE			271,444,746
INDUSTRIALS — (10.9%)
	3M Co.	35,336	6,207,122
*	AECOM	10,806	541,381
	AGCO Corp.	1,046	116,001
	Allegion P.L.C.	8,851	947,146
	AMERCO	2,734	1,264,311
	AMETEK, Inc.	25,440	2,881,334
#	AO Smith Corp.	19,515	1,059,665
*	Axon Enterprise, Inc.	1,449	237,868
	Boeing Co. (The)	22,916	4,450,058
	Carlisle Cos., Inc.	7,637	1,106,830
	Carrier Global Corp.	67,295	2,590,857
	Caterpillar, Inc.	38,441	7,028,552
	CH Robinson Worldwide, Inc.	13,435	1,149,499
	Cintas Corp.	10,381	3,302,404
*	Copart, Inc.	14,879	1,632,970
*	CoStar Group, Inc.	2,104	1,892,990

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CSX Corp.	48,320	$4,143,682
	Cummins, Inc.	19,405	4,548,920
	Deere & Co.	16,908	4,883,030
	Delta Air Lines, Inc.	43,136	1,637,443
	Donaldson Co., Inc.	9,555	567,949
	Dover Corp.	18,849	2,195,720
	Eaton Corp. P.L.C.	23,557	2,772,659
	Emerson Electric Co.	40,416	3,207,010
	Equifax, Inc.	8,946	1,584,426
	Expeditors International of Washington, Inc.	14,061	1,258,741
	Fastenal Co.	53,160	2,423,564
	FedEx Corp.	16,324	3,841,690
	Fortive Corp.	28,765	1,900,791
	Fortune Brands Home & Security, Inc.	20,152	1,738,110
*	Generac Holdings, Inc.	8,374	2,063,521
	General Dynamics Corp.	28,627	4,199,008
	General Electric Co.	351,117	3,749,930
	Graco, Inc.	20,394	1,405,962
#	HEICO Corp.	4,109	483,794
	HEICO Corp., Class A	6,353	675,387
	Honeywell International, Inc.	38,172	7,457,664
	Howmet Aerospace, Inc.	55,118	1,354,800
	Hubbell, Inc.	9,655	1,502,318
	Huntington Ingalls Industries, Inc.	3,381	531,933
	IDEX Corp.	5,552	1,033,727
	IHS Markit, Ltd.	18,103	1,576,409
	Illinois Tool Works, Inc.	17,977	3,491,313
*	Ingersoll Rand, Inc.	37,059	1,550,549
	Jacobs Engineering Group, Inc.	11,933	1,204,756
	JB Hunt Transport Services, Inc.	11,277	1,518,561
	Johnson Controls International P.L.C.	62,256	3,101,594
	Kansas City Southern	9,978	2,022,241
#	Knight-Swift Transportation Holdings, Inc.	20,768	830,720
	L3Harris Technologies, Inc.	14,384	2,467,000
	Lennox International, Inc.	2,835	781,014
	Lockheed Martin Corp.	14,260	4,589,153
#*	Lyft, Inc., Class A	11,150	495,729
	Masco Corp.	20,753	1,127,095
*	Middleby Corp. (The)	941	127,713
	Nielsen Holdings P.L.C.	10,300	229,999
	Nordson Corp.	5,277	944,530
	Norfolk Southern Corp.	13,283	3,143,023
	Northrop Grumman Corp.	10,314	2,956,096
	Old Dominion Freight Line, Inc.	10,204	1,979,576
	Otis Worldwide Corp.	18,551	1,199,322
	Owens Corning	6,500	504,400
	PACCAR, Inc.	45,478	4,148,503
	Parker-Hannifin Corp.	16,328	4,320,552
	Pentair P.L.C.	23,752	1,293,534
*	Plug Power, Inc.	14,717	929,673
	Quanta Services, Inc.	12,431	876,013
	Raytheon Technologies Corp.	61,672	4,115,373
	Republic Services, Inc.	40,949	3,706,703
	Robert Half International, Inc.	4,997	337,298
	Rockwell Automation, Inc.	6,095	1,514,790
	Rollins, Inc.	20,878	752,026
	Roper Technologies, Inc.	5,991	2,353,924
*	Sensata Technologies Holding P.L.C.	13,480	734,660
	Snap-on, Inc.	7,954	1,431,640

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Southwest Airlines Co.	52,394	$2,302,192
	Stanley Black & Decker, Inc.	14,992	2,600,962
#*	Sunrun, Inc.	14,009	970,403
#*	Teledyne Technologies, Inc.	3,795	1,354,853
	Textron, Inc.	26,338	1,192,058
	Toro Co. (The)	13,627	1,284,345
	Trane Technologies P.L.C.	25,825	3,702,014
*	TransDigm Group, Inc.	2,409	1,332,852
	TransUnion	16,504	1,436,508
#*	Trex Co., Inc.	13,726	1,259,635
*	Uber Technologies, Inc.	4,511	229,745
	Union Pacific Corp.	42,772	8,446,187
*	United Airlines Holdings, Inc.	40,453	1,617,715
	United Parcel Service, Inc., Class B	40,059	6,209,145
*	United Rentals, Inc.	12,781	3,105,911
	Verisk Analytics, Inc.	9,476	1,738,846
*	Virgin Galactic Holdings, Inc.	4,430	196,205
	Waste Management, Inc.	26,258	2,923,041
#	Watsco, Inc.	4,256	1,015,013
	Westinghouse Air Brake Technologies Corp.	16,641	1,234,929
	WW Grainger, Inc.	5,375	1,958,596
#*	XPO Logistics, Inc.	15,696	1,732,995
	Xylem, Inc.	19,449	1,878,579
TOTAL INDUSTRIALS			209,648,978
INFORMATION TECHNOLOGY — (25.5%)
	Accenture P.L.C., Class A	39,801	9,628,658
*	Adobe, Inc.	19,845	9,104,291
*	Advanced Micro Devices, Inc.	51,354	4,397,957
*	Akamai Technologies, Inc.	16,533	1,835,659
#*	Alteryx, Inc., Class A	1,955	246,428
	Amdocs, Ltd.	19,202	1,356,045
	Amphenol Corp., Class A	17,243	2,153,306
	Analog Devices, Inc.	16,654	2,453,634
*	Anaplan, Inc.	4,921	328,231
*	ANSYS, Inc.	5,032	1,783,190
#*	Appian Corp.	1,652	360,896
	Apple, Inc.	751,893	99,219,932
	Applied Materials, Inc.	49,157	4,752,499
*	Arista Networks, Inc.	5,123	1,575,630
*	Aspen Technology, Inc.	7,818	1,046,830
*	Atlassian Corp. P.L.C., Class A	3,892	899,558
*	Autodesk, Inc.	9,645	2,675,812
	Automatic Data Processing, Inc.	24,079	3,975,924
*	Avalara, Inc.	4,579	686,850
*	Black Knight, Inc.	10,632	868,528
	Booz Allen Hamilton Holding Corp.	15,212	1,295,606
	Broadcom, Inc.	21,823	9,831,261
	Broadridge Financial Solutions, Inc.	8,535	1,206,081
*	Cadence Design Systems, Inc.	12,379	1,614,098
	CDW Corp.	8,066	1,061,970
*	Ceridian HCM Holding, Inc.	10,295	956,508
*	Ciena Corp.	21,657	1,156,267
	Cisco Systems, Inc.	228,736	10,197,051
	Citrix Systems, Inc.	5,477	730,139
*	Cloudflare, Inc., Class A	3,637	278,812
	Cognex Corp.	10,975	901,377
	Cognizant Technology Solutions Corp., Class A	37,689	2,937,858
*	Concentrix Corp.	4,700	502,524

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Corning, Inc.	69,592	$2,496,265
*	Coupa Software, Inc.	1,724	534,216
#*	Cree, Inc.	5,617	567,766
*	Dell Technologies, Inc., Class C	10,042	731,961
*	DocuSign, Inc.	4,816	1,121,598
	Dolby Laboratories, Inc., Class A	6,404	563,744
*	Dropbox, Inc., Class A	12,646	286,179
*	Dynatrace, Inc.	10,113	419,791
*	Elastic N.V.	5,282	802,653
*	Enphase Energy, Inc.	13,194	2,405,926
	Entegris, Inc.	17,783	1,749,669
*	EPAM Systems, Inc.	3,830	1,319,167
*	F5 Networks, Inc.	7,289	1,428,280
*	Fair Isaac Corp.	2,188	984,841
#*	Fastly, Inc., Class A	2,223	243,085
	Fidelity National Information Services, Inc.	24,722	3,052,178
#*	First Solar, Inc.	7,786	771,982
*	Fiserv, Inc.	23,676	2,431,288
*	Five9, Inc.	2,442	405,982
*	FleetCor Technologies, Inc.	7,108	1,725,467
*	Flex, Ltd.	52,100	919,044
*	Fortinet, Inc.	8,340	1,207,215
*	Gartner, Inc.	9,011	1,368,861
	Genpact, Ltd.	28,087	1,075,170
	Global Payments, Inc.	12,130	2,141,188
*	Globant SA	2,100	403,200
*	GoDaddy, Inc., Class A	10,312	810,317
*	Guidewire Software, Inc.	6,023	691,079
	Hewlett Packard Enterprise Co.	127,553	1,574,004
	HP, Inc.	58,083	1,413,740
*	HubSpot, Inc.	1,898	706,436
#*	II-VI, Inc.	4,608	387,395
	Intel Corp.	303,333	16,838,015
	International Business Machines Corp.	63,143	7,520,963
	Intuit, Inc.	11,522	4,162,092
*	IPG Photonics Corp.	5,941	1,327,398
	Jack Henry & Associates, Inc.	5,190	751,460
	Juniper Networks, Inc.	28,091	685,982
*	Keysight Technologies, Inc.	15,734	2,227,777
	KLA Corp.	10,566	2,959,220
	Lam Research Corp.	7,295	3,530,415
	Leidos Holdings, Inc.	18,976	2,012,595
	Marvell Technology Group, Ltd.	56,705	2,918,039
	Mastercard, Inc., Class A	50,239	15,890,093
	Maxim Integrated Products, Inc.	17,156	1,504,753
	Microchip Technology, Inc.	26,081	3,549,885
*	Micron Technology, Inc.	58,942	4,613,390
	Microsoft Corp.	321,706	74,622,924
	MKS Instruments, Inc.	2,749	434,534
#*	MongoDB, Inc.	1,556	575,113
	Monolithic Power Systems, Inc.	2,464	875,435
	Motorola Solutions, Inc.	7,367	1,234,341
	NetApp, Inc.	15,977	1,061,512
	NortonLifeLock, Inc.	36,266	764,125
#*	Nuance Communications, Inc.	13,700	623,898
	NVIDIA Corp.	24,309	12,630,713
*	Okta, Inc.	3,266	845,927
#*	ON Semiconductor Corp.	60,619	2,090,749
	Oracle Corp.	113,051	6,831,672

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Palo Alto Networks, Inc.	2,466	$864,949
	Paychex, Inc.	28,891	2,522,762
*	Paycom Software, Inc.	3,091	1,173,776
*	Paylocity Holding Corp.	3,400	637,364
*	PayPal Holdings, Inc.	37,226	8,722,424
#	Pegasystems, Inc.	5,725	729,651
*	PTC, Inc.	7,206	957,749
*	Qorvo, Inc.	12,423	2,122,842
	QUALCOMM, Inc.	65,514	10,238,528
#*	RealPage, Inc.	3,992	345,587
#*	RingCentral, Inc., Class A	2,159	805,134
*	salesforce.com, Inc.	31,811	7,175,289
	Seagate Technology P.L.C.	29,107	1,924,555
*	ServiceNow, Inc.	5,604	3,043,869
	Skyworks Solutions, Inc.	14,017	2,372,377
*	Slack Technologies, Inc., Class A	13,751	579,880
#*	SolarEdge Technologies, Inc.	3,802	1,096,231
*	Splunk, Inc.	5,032	830,431
*	Square, Inc., Class A	10,668	2,303,861
	SS&C Technologies Holdings, Inc.	27,465	1,726,999
*	Synopsys, Inc.	8,369	2,137,861
	TE Connectivity, Ltd.	22,547	2,714,659
	Teradyne, Inc.	16,406	1,861,753
	Texas Instruments, Inc.	52,110	8,634,106
*	Trade Desk, Inc. (The), Class A	1,645	1,260,054
*	Trimble, Inc.	21,977	1,448,504
*	Twilio, Inc., Class A	4,683	1,683,211
*	Tyler Technologies, Inc.	2,285	966,075
#	Ubiquiti, Inc.	404	124,428
	Universal Display Corp.	4,752	1,096,857
*	VeriSign, Inc.	4,927	956,183
	Visa, Inc., Class A	84,436	16,317,257
*	VMware, Inc., Class A	4,647	640,589
*	Vontier Corp.	11,626	377,031
	Western Digital Corp.	31,687	1,788,097
	Western Union Co. (The)	20,135	448,406
#*	WEX, Inc.	2,459	463,767
*	Workday, Inc., Class A	4,820	1,096,695
	Xilinx, Inc.	13,650	1,782,280
*	Zebra Technologies Corp., Class A	4,554	1,766,178
*	Zendesk, Inc.	3,012	434,451
*	Zoom Video Communications, Inc., Class A	4,186	1,557,485
*	Zscaler, Inc.	2,717	542,585
TOTAL INFORMATION TECHNOLOGY			492,114,887
MATERIALS — (3.7%)
	Air Products & Chemicals, Inc.	12,066	3,218,726
	Albemarle Corp.	15,410	2,506,591
	Amcor P.L.C.	167,728	1,834,944
	AptarGroup, Inc.	10,979	1,459,878
*	Arconic Corp.	14,376	362,275
	Avery Dennison Corp.	10,270	1,549,435
	Ball Corp.	23,950	2,108,079
*	Berry Global Group, Inc.	7,016	346,380
	Celanese Corp.	15,049	1,838,235
	CF Industries Holdings, Inc.	8,900	368,282
	Corteva, Inc.	62,560	2,493,642
*	Crown Holdings, Inc.	16,854	1,519,388
	Dow, Inc.	65,689	3,409,259

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	DuPont de Nemours, Inc.	29,087	$2,310,962
	Eastman Chemical Co.	15,192	1,494,133
	Ecolab, Inc.	15,221	3,112,847
	FMC Corp.	16,378	1,773,574
	Freeport-McMoRan, Inc.	126,058	3,392,221
#	International Flavors & Fragrances, Inc.	9,801	1,101,436
	International Paper Co.	50,564	2,543,875
	Linde P.L.C.	21,882	5,369,843
	LyondellBasell Industries NV, Class A	49,908	4,280,110
	Martin Marietta Materials, Inc.	6,247	1,795,450
	Mosaic Co. (The)	24,774	643,133
	Newmont Corp.	40,617	2,420,773
	Nucor Corp.	28,534	1,390,462
	Packaging Corp. of America	12,009	1,614,730
	PPG Industries, Inc.	19,802	2,667,528
	Reliance Steel & Aluminum Co.	8,877	1,030,442
	Royal Gold, Inc.	5,680	607,078
	RPM International, Inc.	13,586	1,120,437
#	Scotts Miracle-Gro Co. (The)	5,810	1,286,392
	Sherwin-Williams Co. (The)	4,330	2,995,494
#	Southern Copper Corp.	8,004	531,546
	Steel Dynamics, Inc.	14,595	500,171
	Vulcan Materials Co.	14,403	2,148,063
	Westlake Chemical Corp.	6,774	517,940
	WestRock Co.	36,242	1,501,506
TOTAL MATERIALS			71,165,260
REAL ESTATE — (0.1%)
*	CBRE Group, Inc., Class A	36,710	2,238,576
UTILITIES — (2.2%)
	AES Corp.	38,585	941,088
	Alliant Energy Corp.	13,392	651,521
	Ameren Corp.	10,230	743,926
	American Electric Power Co., Inc.	22,069	1,785,603
	American Water Works Co., Inc.	7,842	1,247,035
	Atmos Energy Corp.	5,126	456,214
#	Avangrid, Inc.	7,458	345,082
	CenterPoint Energy, Inc.	31,601	666,465
	CMS Energy Corp.	12,885	732,899
	Consolidated Edison, Inc.	14,385	1,018,170
	Dominion Energy, Inc.	31,007	2,260,100
	DTE Energy Co.	8,431	1,000,928
	Duke Energy Corp.	32,431	3,048,514
	Edison International	15,924	926,140
	Entergy Corp.	8,912	849,581
	Essential Utilities, Inc.	12,986	601,252
	Evergy, Inc.	9,533	512,208
	Eversource Energy	14,259	1,247,662
	Exelon Corp.	38,689	1,607,915
	FirstEnergy Corp.	22,399	688,993
	NextEra Energy, Inc.	77,184	6,241,870
	NiSource, Inc.	20,159	446,522
	NRG Energy, Inc.	38,625	1,599,461
	OGE Energy Corp.	16,660	508,463
*	PG&E Corp.	45,405	518,979
	Pinnacle West Capital Corp.	5,870	441,718
	PPL Corp.	34,251	947,725
	Public Service Enterprise Group, Inc.	21,696	1,224,305

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Sempra Energy	11,302	$1,398,736
Southern Co. (The)	46,739	2,753,862
UGI Corp.	17,137	616,761
Vistra Corp.	65,271	1,303,462
WEC Energy Group, Inc.	13,976	1,242,466
Xcel Energy, Inc.	22,317	1,428,065
TOTAL UTILITIES		42,003,691
TOTAL COMMON STOCKS Cost ($1,137,670,958)		1,897,011,000

TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	4,739,846	4,739,846
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	2,378,368	27,520,094
TOTAL INVESTMENTS — (100.0%)
(Cost $1,169,928,601)^^			$1,929,270,940
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$204,279,786	—	—	$204,279,786
Consumer Discretionary	230,398,515	—	—	230,398,515
Consumer Staples	120,245,919	—	—	120,245,919
Energy	47,581,546	—	—	47,581,546
Financials	205,889,096	—	—	205,889,096
Health Care	271,444,746	—	—	271,444,746
Industrials	209,648,978	—	—	209,648,978
Information Technology	492,114,887	—	—	492,114,887
Materials	71,165,260	—	—	71,165,260
Real Estate	2,238,576	—	—	2,238,576
Utilities	42,003,691	—	—	42,003,691
Temporary Cash Investments	4,739,846	—	—	4,739,846
Securities Lending Collateral	—	$27,520,094	—	27,520,094
TOTAL	$1,901,750,846	$27,520,094	—	$1,929,270,940

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2020
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (56.9%)
AUSTRALIA — (0.3%)
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.083%, 11/23/21		2,000	$2,012,868
Westpac Banking Corp.
	2.100%, 05/13/21		1,000	1,005,310
TOTAL AUSTRALIA				3,018,178
BELGIUM — (1.9%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	16,250	19,736,192
CANADA — (9.2%)
Bank of Montreal
	1.610%, 10/28/21	CAD	2,500	1,974,585
Bank of Montreal Floating Rate Note
(r)	1.023%, 08/27/21		12,203	12,257,290
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	2,500	1,982,033
	1.830%, 04/27/22	CAD	17,000	13,537,384
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.589%, 09/15/22	CAD	10,000	7,866,041
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	25,000	19,926,295
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		750	781,791
Hydro-Quebec Floating Rate Note
(r)	0.648%, 04/14/23	CAD	480	377,431
National Bank of Canada
	2.100%, 02/01/23		2,500	2,580,564
Province of Alberta Canada
	1.350%, 09/01/21	CAD	15,000	11,813,842
Royal Bank of Canada
	2.030%, 03/15/21	CAD	20,000	15,675,934
Suncor Energy, Inc.
	2.800%, 05/15/23		6,900	7,244,950
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	1,000	1,214,833
TOTAL CANADA				97,232,973
DENMARK — (0.7%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,600	5,614,780
Ω	5.000%, 01/12/22		784	816,304
			Face Amount^	Value†
			(000)
DENMARK — (Continued)
	2.700%, 03/02/22		1,000	$1,023,766
TOTAL DENMARK				7,454,850
FINLAND — (1.9%)
Finland T-Bill
	(0.650%), 02/09/21	EUR	17,000	20,632,562
FRANCE — (3.2%)
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	19,000	23,078,746
BNP Paribas SA
Ω	2.950%, 05/23/22		2,000	2,068,600
BPCE SA
	2.650%, 02/03/21		330	330,023
Credit Agricole SA
Ω	3.375%, 01/10/22		1,620	1,665,719
Sanofi
	0.875%, 09/22/21	EUR	5,000	6,096,569
Societe Generale SA
Ω	3.250%, 01/12/22		1,000	1,026,834
TOTAL FRANCE				34,266,491
GERMANY — (2.3%)
BMW US Capital LLC
#Ω	2.000%, 04/11/21		3,000	3,006,270
Deutsche Bahn Finance GMBH
	4.375%, 09/23/21	EUR	175	218,727
Deutsche Bank AG
(r)	3.375%, 05/12/21		2,388	2,406,178
	4.250%, 10/14/21		1,300	1,332,240
	3.950%, 02/27/23		1,695	1,799,697
Kreditanstalt fuer Wiederaufbau
	1.375%, 02/01/21	GBP	6,802	9,319,762
Siemens Financieringsmaatschappij NV
	2.900%, 05/27/22		1,000	1,034,413
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		850	874,023
Ω	2.700%, 09/26/22		4,000	4,141,463
TOTAL GERMANY				24,132,773
JAPAN — (3.2%)
American Honda Finance Corp.
	1.950%, 05/20/22		1,500	1,530,875

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	American Honda Finance Corp. Floating Rate Note
(r)	0.424%, 02/12/21		6,000	$6,000,486
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		513	514,133
	2.190%, 09/13/21		1,000	1,011,721
	Mitsubishi UFJ Financial Group, Inc. Floating Rate Note
(r)	1.280%, 09/13/21		2,500	2,515,952
Mizuho Financial Group, Inc.
	2.632%, 04/12/21		1,300	1,306,201
	2.953%, 02/28/22		500	514,138
	2.601%, 09/11/22		2,173	2,252,448
	Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.360%, 09/13/21		560	563,856
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.363%, 10/19/21		3,520	3,546,921
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	2,000	2,428,822
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.505%, 04/13/21		12,000	12,006,968
	TOTAL JAPAN			34,192,521
LUXEMBOURG — (1.3%)
European Investment Bank
	0.875%, 03/15/21	GBP	10,000	13,715,203
NETHERLANDS — (2.1%)
	BNG Bank N.V.
	1.625%, 04/19/21		1,250	1,253,862
	Cooperatieve Rabobank UA Floating Rate Note
(r)	0.338%, 01/12/24		6,700	6,709,751
	Nederlandse Waterschapsbank N.V.
	0.050%, 02/10/21	EUR	5,640	6,844,912
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.287%, 12/15/21		5,000	5,003,100
Shell International Finance BV
	1.625%, 03/24/21	EUR	500	608,431
	1.875%, 05/10/21		1,263	1,268,723
	TOTAL NETHERLANDS			21,688,779
SINGAPORE — (0.2%)
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,438,827
			Face Amount^	Value†
			(000)
SPAIN — (1.0%)
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	$2,098,139
	Telefonica Emisiones SA
	5.462%, 02/16/21		8,000	8,015,839
	TOTAL SPAIN			10,113,978
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (4.5%)
	European Bank for Reconstruction & Development Floating Rate Note
(r)	0.330%, 08/19/22		1,500	1,502,820
	European Financial Stability Facility
	0.000%, 03/29/21	EUR	16,001	19,436,065
	European Stability Mechanism Treasury Bill
	(0.640%), 03/04/21	EUR	15,000	18,212,121
	International Bank for Reconstruction & Development Floating Rate Note
(r)	0.192%, 01/13/23		8,700	8,701,030
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			47,852,036
SWITZERLAND — (0.4%)
	Credit Suisse AG
	3.000%, 10/29/21		500	510,061
	Nestle Finance International, Ltd.
	2.125%, 09/10/21	EUR	2,875	3,541,666
	TOTAL SWITZERLAND			4,051,727
UNITED KINGDOM — (1.4%)
CNH Industrial Capital LLC
	3.875%, 10/15/21		430	439,942
	4.375%, 04/05/22		1,460	1,521,819
	HSBC Holdings P.L.C.
	3.600%, 05/25/23		3,200	3,432,692
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,012,110
	3.000%, 01/11/22		5,400	5,536,615
	NatWest Markets PLC
Ω	2.375%, 05/21/23		2,900	3,014,046
	TOTAL UNITED KINGDOM			14,957,224
UNITED STATES — (23.3%)
	AbbVie, Inc.
	2.900%, 11/06/22		6,500	6,781,129
	Aetna, Inc.
	2.750%, 11/15/22		886	917,800

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Air Lease Corp.
	2.250%, 01/15/23	2,414	$2,480,005
	Altria Group, Inc.
	2.850%, 08/09/22	2,300	2,384,909
	2.950%, 05/02/23	4,599	4,843,551
	American Express Co.
	2.500%, 08/01/22	3,569	3,680,266
	Aon P.L.C.
	2.800%, 03/15/21	3,380	3,425,756
	AutoZone, Inc.
	2.500%, 04/15/21	2,045	2,050,475
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	2.773%, 12/15/22	6,000	6,249,944
	Bank of America Corp.
	3.300%, 01/11/23	5,000	5,288,905
	Boeing Co. (The)
	2.200%, 10/30/22	3,500	3,585,390
	2.800%, 03/01/23	4,000	4,156,114
	Bristol-Myers Squibb Co.
	2.875%, 02/19/21	7,000	7,008,542
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22	2,000	2,073,526
	Capital One Financial Corp.
	4.750%, 07/15/21	4,110	4,192,589
	Cardinal Health, Inc.
	3.200%, 06/15/22	4,654	4,826,963
	Caterpillar Financial Services Corp. Floating Rate Note
(r)	0.447%, 03/15/21	2,900	2,900,919
(r)	0.505%, 09/07/21	1,800	1,803,089
	Cigna Corp.
	3.750%, 07/15/23	2,147	2,316,142
	Citigroup, Inc.
	2.700%, 03/30/21	3,234	3,247,195
	4.500%, 01/14/22	195	202,743
	Citizens Bank NA
	2.550%, 05/13/21	8,000	8,036,418
	CNH Industrial Capital LLC
	1.950%, 07/02/23	4,000	4,118,719
	Daimler Finance North America LLC
Ω	2.550%, 08/15/22	1,100	1,135,309
	Dollar Tree, Inc.
	3.700%, 05/15/23	7,278	7,780,442
	DuPont de Nemours, Inc.
	2.169%, 05/01/23	7,900	7,950,517
	Eastman Chemical Co.
	3.500%, 12/01/21	400	410,684
	3.600%, 08/15/22	1,725	1,795,393
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,962,751
	Edison International
#	2.400%, 09/15/22	2,400	2,457,958
	2.950%, 03/15/23	1,522	1,583,383
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Eversource Energy
	2.500%, 03/15/21	4,050	$4,053,329
General Motors Financial Co., Inc.
	4.200%, 03/01/21	500	500,000
	3.550%, 07/08/22	1,088	1,133,134
	3.250%, 01/05/23	4,350	4,554,574
	General Motors Financial Co.,Inc.
	5.200%, 03/20/23	1,753	1,915,913
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	4,265,737
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21	1,000	1,024,280
	5.750%, 01/24/22	1,000	1,052,835
	3.625%, 01/22/23	1,503	1,596,647
#	3.200%, 02/23/23	4,500	4,742,252
	Harley-Davidson Financial Services, Inc.
	3.350%, 02/15/23	1,200	1,253,049
	JPMorgan Chase & Co.
	3.250%, 09/23/22	4,112	4,313,096
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21	630	638,839
	Kinder Morgan Energy Partners L.P.
#	3.950%, 09/01/22	2,120	2,218,272
	Kroger Co. (The)
	2.950%, 11/01/21	2,334	2,376,185
	Laboratory Corp. of America Holdings
	3.750%, 08/23/22	3,118	3,253,744
	Marathon Petroleum Corp.
	4.500%, 05/01/23	7,370	7,973,708
	Marriott International, Inc.
	2.875%, 03/01/21	600	599,772
	Marsh & McLennan Cos. Inc.
	4.800%, 07/15/21	1,526	1,540,360
	Micron Technology, Inc.
	2.497%, 04/24/23	7,100	7,407,831
	Morgan Stanley
	3.125%, 01/23/23	7,700	8,117,673
	Mylan N.V.
	3.150%, 06/15/21	1,214	1,223,444
	Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	5,234,758
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.615%, 06/30/21	1,800	1,802,144
	Nissan Motor Acceptance Corp.
	1.900%, 09/14/21	150	151,062
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22	1,900	1,974,150

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	4.250%, 01/17/23		4,000	$4,285,535
Ω	4.125%, 08/01/23		2,022	2,189,921
	Philip Morris International, Inc.
#	2.900%, 11/15/21		5,159	5,260,326
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	1,153	1,424,450
	Raytheon Technologies Corp.
	8.750%, 03/01/21		2,000	2,013,566
	Southwest Airlines Co.
	4.750%, 05/04/23		4,750	5,147,204
	Valero Energy Corp.
	2.700%, 04/15/23		6,000	6,256,560
	VMware, Inc.
	2.950%, 08/21/22		4,000	4,144,003
	Walgreen Co.
	3.100%, 09/15/22		5,296	5,517,011
	Waste Management, Inc.
	2.400%, 05/15/23		2,207	2,299,253
	Wells Fargo & Co.
	4.600%, 04/01/21		3,400	3,424,582
	Wells Fargo & Co. Floating Rate Note
(r)	1.240%, 07/26/21		3,000	3,014,163
	Williams Cos., Inc. (The)
	3.700%, 01/15/23		7,000	7,371,118
	Williams Partners LP
	3.350%, 08/15/22		995	1,031,094
	Xcel Energy, Inc.
	2.400%, 03/15/21		2,622	2,624,185
	Zoetis, Inc. Floating Rate Note
(r)	0.664%, 08/20/21		994	996,642
	TOTAL UNITED STATES			245,563,927
	TOTAL BONDS			601,048,241
U.S. TREASURY OBLIGATIONS — (25.2%)
	U.S. Treasury Notes
(r)	0.194%, 04/30/22		73,000	73,073,423
(r)	0.135%, 07/31/22		117,000	117,035,816
(r)	0.135%, 10/31/22		76,000	76,023,890
	TOTAL U.S. TREASURY OBLIGATIONS			266,133,129
	TOTAL INVESTMENT SECURITIES (Cost $858,745,143)			867,181,370
		Face Amount^	Value†
		(000)
COMMERCIAL PAPER — (17.8%)
BNG Bank N.V.
Ω	0.213%, 03/15/21	15,000	$14,997,563
Caisse Des Depots Et Consignations
Ω	0.200%, 04/30/21	8,000	7,996,764
DNB Bank ASA
	0.160%, 06/25/21	16,500	16,489,894
Erste Abwicklungsanstalt
Ω	0.233%, 02/03/21	25,000	24,999,687
Exxon Mobil Corp.
	0.200%, 05/24/21	14,000	13,994,768
	0.190%, 07/21/21	9,500	9,494,065
FMS Wertmanagement
Ω	0.233%, 02/02/21	3,000	2,999,973
Harley-Davidson Financial Services, Inc.
	0.550%, 02/17/21	1,000	999,830
NRW. BANK
Ω	0.213%, 03/16/21	7,000	6,998,739
Queensland Treasury Corp.
	0.210%, 02/02/21	23,475	23,474,817
Skandinaviska Enskilda Banken Ab
Ω	0.200%, 02/23/21	23,000	22,998,403
Toronto-Dominion Bank (The)
	0.200%, 02/19/21	8,000	7,999,524
Total Capital Canada, Ltd.
Ω	0.220%, 05/03/21	23,000	22,990,812
	0.180%, 07/26/21	3,500	3,496,383
Walt Disney Co. (The)
Ω	0.700%, 03/26/21	5,000	4,998,094
Ω	0.700%, 04/30/21	2,500	2,498,287
TOTAL COMMERCIAL PAPER (Cost $187,408,257)			187,427,603

		Shares
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	94,830	1,097,273
TOTAL INVESTMENTS — (100.0%)
(Cost $1,047,250,580)^^			$1,055,706,246

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2021, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	126,614,050	EUR	103,932,693	State Street Bank and Trust	02/18/21	$442,934
USD	74,626,541	CAD	94,165,128	Bank of America Corp.	03/04/21	981,398
Total Appreciation						$1,424,332
USD	23,109,019	GBP	17,001,359	State Street Bank and Trust	02/08/21	$(185,979)
Total (Depreciation)						$(185,979)
Total Appreciation (Depreciation)						$1,238,353
As of January 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	179	03/12/21	$4,110,789	$4,895,650	$784,861
CBOT Wheat Futures	71	03/12/21	2,211,130	2,353,650	142,520
CME Lean Hogs Futures.	49	04/15/21	1,452,832	1,502,340	49,508
CME Live Cattle Futures	66	04/30/21	3,105,121	3,216,840	111,719
COMEX Copper Futures	46	03/29/21	4,093,620	4,089,400	(4,220)
COMEX Silver Futures	25	03/29/21	3,181,624	3,364,250	182,626
Gasoline Rbob Futures	28	02/26/21	1,656,957	1,825,975	169,018
Gold 100 Oz. Futures	61	04/28/21	11,593,093	11,286,830	(306,263)
ICE Brent Crude Oil Futures	100	03/31/21	5,369,021	5,481,000	111,979
KCBT Hard Red Winter Wheat Futures	42	03/12/21	1,220,022	1,339,800	119,778
LME Nickel Futures	24	03/15/21	2,415,510	2,544,984	129,474
LME Primary Aluminium Futures	71	03/15/21	3,569,058	3,492,987	(76,071)
LME Zinc Futures	44	03/15/21	3,017,311	2,827,000	(190,311)
Low Su Gasoil G Futures	47	03/11/21	2,043,613	2,125,575	81,962
Natural Gas Futures	237	02/24/21	5,849,272	6,076,680	227,408
Ny Harb Ulsd Futures	25	02/26/21	1,579,143	1,678,320	99,177
NYBOT CSC ’C’ Coffee Futures	48	03/19/21	2,147,259	2,213,100	65,841
NYBOT CSC No. 11 World Sugar Futures	135	02/26/21	2,286,208	2,393,496	107,288
NYBOT CTN No. 2 Cotton Futures	30	03/09/21	1,134,021	1,209,600	75,579
Soybean Futures	68	03/12/21	4,300,864	4,658,000	357,136
Soybean Meal Futures	66	03/12/21	2,723,811	2,844,600	120,789
Soybean Oil Futures	96	03/12/21	2,306,204	2,570,112	263,908
Wti Crude Futures	127	02/22/21	6,244,295	6,629,400	385,105
Total			$77,610,778	$80,619,589	$3,008,811
Short Position contracts:
LME Nickel Futures	(4)	03/15/21	(438,582)	(424,164)	14,418
LME Primary Aluminium Futures	(6)	03/15/21	(300,873)	(295,182)	5,691
LME Zinc Futures	(8)	03/15/21	(537,926)	(514,000)	23,926
Total			$(1,277,381)	$(1,233,346)	$44,035
Total Futures Contracts			$76,333,397	$79,386,243	$3,052,846

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2021, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	149,016,236	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/28/21	—	—	$1,897,416	$1,897,416
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	160,787,126	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	03/28/21	—	—	1,636,667	1,636,667
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	155,301,456	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	03/31/21	—	—	(284,143)	(284,143)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	94,066,664	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/31/21	—	—	99,781	99,781
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	167,911,231	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/26/21	—	—	(1,336,310)	(1,336,310)
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	101,538,426	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/26/21	—	—	(549,529)	(549,529)
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	289,175,398	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/30/21	—	—	(1,288,734)	(1,288,734)
Total						—	—	$175,148	$175,148
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	4,752,815
CBOT Corn Futures	6.15%	9,185,109
NYMEX Light Sweet Crude Oil Futures	8.27%	12,322,422
ICE Brent Crude Oil Futures	6.88%	10,249,777
NYBOT CTN No. 2 Cotton Futures	1.54%	2,300,111
COMEX Gold 100 Troy Oz. Futures	14.10%	21,007,987
COMEX Copper Futures	5.17%	7,699,435
NYMEX NY Harbor ULSD Futures	2.14%	3,193,724
NYBOT CSC 'C' Coffee Futures	2.81%	4,190,404
KCBT Hard Red Winter Wheat Futures	1.68%	2,498,571

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.08%	6,083,304
CME Live Cattle Futures	4.06%	6,047,176
CME Lean Hogs Futures	1.91%	2,839,834
LME Nickel Futures	2.64%	3,936,950
LME Zinc Futures	2.90%	4,314,419
NYMEX Henry Hub Natural Gas Futures	7.84%	11,680,806
ICE Gasoil Futures	2.70%	4,018,212
CBOT Soybean Futures	5.84%	8,704,712
NYBOT CSC No. 11 World Sugar Futures	2.87%	4,283,513
COMEX Silver Futures	4.29%	6,385,882
CBOT Soybean Meal Futures	3.56%	5,300,329
CBOT Wheat Futures	2.96%	4,414,729
NYMEX Reformulated Gasoline Blend Futures	2.42%	3,606,015
Total Notional Amount		149,016,236
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.92%	6,322,166
CBOT Corn Futures	7.10%	11,434,565
NYMEX Light Sweet Crude Oil Futures	10.04%	16,136,005
ICE Brent Crude Oil Futures	6.93%	11,149,049
NYBOT CTN No. 2 Cotton Futures	1.23%	1,979,432
COMEX Gold 100 Troy Oz. Futures	11.39%	18,307,388
COMEX Copper Futures	5.21%	8,371,711
NYMEX NY Harbor ULSD Futures	2.17%	3,481,834
NYBOT CSC 'C' Coffee Futures	2.24%	3,594,202
KCBT Hard Red Winter Wheat Futures	1.68%	2,695,365
LME Primary Aluminum Futures	3.28%	5,274,969
CME Live Cattle Futures	4.89%	7,870,224
CME Lean Hogs Futures	2.30%	3,690,115
LME Nickel Futures	2.66%	4,283,152
LME Zinc Futures	2.33%	3,745,415
NYMEX Henry Hub Natural Gas Futures	7.55%	12,144,998
ICE Gasoil Futures	2.17%	3,481,381
CBOT Soybean Futures	5.88%	9,453,434
NYBOT CSC No. 11 World Sugar Futures	3.67%	5,894,134
COMEX Silver Futures	3.46%	5,556,176
CBOT Soybean Meal Futures	3.62%	5,812,674
CBOT Wheat Futures	3.54%	5,696,664
NYMEX Reformulated Gasoline Blend Futures	2.74%	4,412,073
Total Notional Amount		160,787,126
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.92%	6,106,469
CBOT Corn Futures	7.10%	11,044,445
NYMEX Light Sweet Crude Oil Futures	10.04%	15,585,483
ICE Brent Crude Oil Futures	6.93%	10,768,671
NYBOT CTN No. 2 Cotton Futures	1.23%	1,911,898
COMEX Gold 100 Troy Oz. Futures	11.39%	17,682,784

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	5.21%	8,086,088
NYMEX NY Harbor ULSD Futures	2.17%	3,363,042
NYBOT CSC 'C' Coffee Futures	2.24%	3,471,577
KCBT Hard Red Winter Wheat Futures	1.68%	2,603,405
LME Primary Aluminum Futures	3.28%	5,095,000
CME Live Cattle Futures	4.89%	7,601,711
CME Lean Hogs Futures	2.30%	3,564,217
LME Nickel Futures	2.66%	4,137,021
LME Zinc Futures	2.33%	3,617,631
NYMEX Henry Hub Natural Gas Futures	7.55%	11,730,640
ICE Gasoil Futures	2.17%	3,362,605
CBOT Soybean Futures	5.88%	9,130,905
NYBOT CSC No. 11 World Sugar Futures	3.67%	5,693,040
COMEX Silver Futures	3.46%	5,366,613
CBOT Soybean Meal Futures	3.62%	5,614,360
CBOT Wheat Futures	3.54%	5,502,307
NYMEX Reformulated Gasoline Blend Futures	2.74%	4,261,544
Total Notional Amount		155,301,456
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	3,000,217
CBOT Corn Futures	6.15%	5,798,110
NYMEX Light Sweet Crude Oil Futures	8.27%	7,778,543
ICE Brent Crude Oil Futures	6.88%	6,470,183
NYBOT CTN No. 2 Cotton Futures	1.54%	1,451,948
COMEX Gold 100 Troy Oz. Futures	14.10%	13,261,315
COMEX Copper Futures	5.17%	4,860,277
NYMEX NY Harbor ULSD Futures	2.14%	2,016,042
NYBOT CSC 'C' Coffee Futures	2.81%	2,645,197
KCBT Hard Red Winter Wheat Futures	1.68%	1,577,226
LME Primary Aluminum Futures	4.08%	3,840,093
CME Live Cattle Futures	4.06%	3,817,287
CME Lean Hogs Futures	1.91%	1,792,648
LME Nickel Futures	2.64%	2,485,204
LME Zinc Futures	2.90%	2,723,482
NYMEX Henry Hub Natural Gas Futures	7.84%	7,373,522
ICE Gasoil Futures	2.70%	2,536,501
CBOT Soybean Futures	5.84%	5,494,859
NYBOT CSC No. 11 World Sugar Futures	2.87%	2,703,972
COMEX Silver Futures	4.29%	4,031,095
CBOT Soybean Meal Futures	3.56%	3,345,839
CBOT Wheat Futures	2.96%	2,786,803
NYMEX Reformulated Gasoline Blend Futures	2.42%	2,276,301
Total Notional Amount		94,066,664
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.92%	6,602,286
CBOT Corn Futures	7.10%	11,941,204

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	10.04%	16,850,954
ICE Brent Crude Oil Futures	6.93%	11,643,038
NYBOT CTN No. 2 Cotton Futures	1.23%	2,067,136
COMEX Gold 100 Troy Oz. Futures	11.39%	19,118,546
COMEX Copper Futures	5.21%	8,742,642
NYMEX NY Harbor ULSD Futures	2.17%	3,636,106
NYBOT CSC 'C' Coffee Futures	2.24%	3,753,453
KCBT Hard Red Winter Wheat Futures	1.68%	2,814,790
LME Primary Aluminum Futures	3.28%	5,508,691
CME Live Cattle Futures	4.89%	8,218,935
CME Lean Hogs Futures	2.30%	3,853,616
LME Nickel Futures	2.66%	4,472,928
LME Zinc Futures	2.33%	3,911,366
NYMEX Henry Hub Natural Gas Futures	7.55%	12,683,115
ICE Gasoil Futures	2.17%	3,635,633
CBOT Soybean Futures	5.88%	9,872,294
NYBOT CSC No. 11 World Sugar Futures	3.67%	6,155,289
COMEX Silver Futures	3.46%	5,802,357
CBOT Soybean Meal Futures	3.62%	6,070,220
CBOT Wheat Futures	3.54%	5,949,070
NYMEX Reformulated Gasoline Blend Futures	2.74%	4,607,562
Total Notional Amount		167,911,231
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	3,238,528
CBOT Corn Futures	6.15%	6,258,657
NYMEX Light Sweet Crude Oil Futures	8.27%	8,396,396
ICE Brent Crude Oil Futures	6.88%	6,984,113
NYBOT CTN No. 2 Cotton Futures	1.54%	1,567,277
COMEX Gold 100 Troy Oz. Futures	14.10%	14,314,668
COMEX Copper Futures	5.17%	5,246,331
NYMEX NY Harbor ULSD Futures	2.14%	2,176,177
NYBOT CSC 'C' Coffee Futures	2.81%	2,855,307
KCBT Hard Red Winter Wheat Futures	1.68%	1,702,505
LME Primary Aluminum Futures	4.08%	4,145,113
CME Live Cattle Futures	4.06%	4,120,496
CME Lean Hogs Futures	1.91%	1,935,039
LME Nickel Futures	2.64%	2,682,605
LME Zinc Futures	2.90%	2,939,809
NYMEX Henry Hub Natural Gas Futures	7.84%	7,959,204
ICE Gasoil Futures	2.70%	2,737,976
CBOT Soybean Futures	5.84%	5,931,319
NYBOT CSC No. 11 World Sugar Futures	2.87%	2,918,750
COMEX Silver Futures	4.29%	4,351,287
CBOT Soybean Meal Futures	3.56%	3,611,600
CBOT Wheat Futures	2.96%	3,008,160
NYMEX Reformulated Gasoline Blend Futures	2.42%	2,457,109
Total Notional Amount		101,538,426

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2021:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.19%	9,223,138
CBOT Corn Futures	6.15%	17,824,282
NYMEX Light Sweet Crude Oil Futures	8.27%	23,912,437
ICE Brent Crude Oil Futures	6.88%	19,890,339
NYBOT CTN No. 2 Cotton Futures	1.54%	4,463,511
COMEX Gold 100 Troy Oz. Futures	14.10%	40,767,322
COMEX Copper Futures	5.17%	14,941,238
NYMEX NY Harbor ULSD Futures	2.14%	6,197,622
NYBOT CSC 'C' Coffee Futures	2.81%	8,131,744
KCBT Hard Red Winter Wheat Futures	1.68%	4,848,634
LME Primary Aluminum Futures	4.08%	11,805,035
CME Live Cattle Futures	4.06%	11,734,927
CME Lean Hogs Futures	1.91%	5,510,876
LME Nickel Futures	2.64%	7,639,900
LME Zinc Futures	2.90%	8,372,402
NYMEX Henry Hub Natural Gas Futures	7.84%	22,667,340
ICE Gasoil Futures	2.70%	7,797,593
CBOT Soybean Futures	5.84%	16,892,043
NYBOT CSC No. 11 World Sugar Futures	2.87%	8,312,426
COMEX Silver Futures	4.29%	12,392,207
CBOT Soybean Meal Futures	3.56%	10,285,623
CBOT Wheat Futures	2.96%	8,567,060
NYMEX Reformulated Gasoline Blend Futures	2.42%	6,997,699
Total Notional Amount		289,175,398
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$3,018,178	—	$3,018,178
Belgium	—	19,736,192	—	19,736,192
Canada	—	97,232,973	—	97,232,973
Denmark	—	7,454,850	—	7,454,850
Finland	—	20,632,562	—	20,632,562
France	—	34,266,491	—	34,266,491
Germany	—	24,132,773	—	24,132,773
Japan	—	34,192,521	—	34,192,521
Luxembourg	—	13,715,203	—	13,715,203
Netherlands	—	21,688,779	—	21,688,779
Singapore	—	2,438,827	—	2,438,827
Spain	—	10,113,978	—	10,113,978
Supranational Organization Obligations	—	47,852,036	—	47,852,036
Switzerland	—	4,051,727	—	4,051,727
United Kingdom	—	14,957,224	—	14,957,224
United States	—	245,563,927	—	245,563,927
U.S. Treasury Obligations	—	266,133,129	—	266,133,129
Commercial Paper	—	187,427,603	—	187,427,603
Securities Lending Collateral	—	1,097,273	—	1,097,273
Forward Currency Contracts**	—	1,238,353	—	1,238,353

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$3,052,846	—	—	$3,052,846
Swap Agreements**	—	$175,148	—	175,148
TOTAL	$3,052,846	$1,057,119,747	—	$1,060,172,593
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (3.3%)
	Federal Farm Credit Bank, Floating Rate Note, 1M USD LIBOR + 0.015%, FRN
(r)	0.144%, 03/17/21	50,000	$50,003,256
	Federal Farm Credit Banks Funding Corp., Floating Rate Note, 1M USD LIBOR + 0.045%, FRN
(r)	0.174%, 04/16/21	112,000	112,012,867
	Federal Home Loan Bank
	0.000%, 02/24/21	45,600	45,598,834
	0.000%, 03/19/21	15,000	14,999,042
	TOTAL AGENCY OBLIGATIONS		222,613,999
BONDS — (18.1%)
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.230%, 12/15/21	87,000	86,993,040
	Agence Francaise de Developpement
	2.750%, 03/22/21	8,600	8,630,702
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)	0.713%, 02/09/22	5,110	5,134,428
	Apple, Inc., Floating Rate Note, 3M USD LIBOR + 1.130%, FRN
#(r)	1.343%, 02/23/21	10,500	10,507,677
	Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.227%, 12/15/21	151,500	151,527,270
	Asian Development Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.300%, 09/10/21	50,750	50,793,108
	Bank of Montreal
	3.100%, 04/13/21	23,072	23,205,355
	Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.685%, 04/13/21	16,178	16,191,773
	Face Amount	Value†
	(000)

Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.664%, 04/20/21	6,000	$6,004,966
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r) 0.529%, 02/02/21	21,180	21,180,000
CDP Financial, Inc.
2.125%, 06/11/21	3,000	3,020,159
Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r) 1.055%, 09/06/21	3,500	3,516,730
EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.311%, 11/15/21	22,500	22,508,325
European Investment Bank, Floating Rate Note, 3M USD LIBOR + 0.110%, FRN
(r) 0.348%, 03/24/21	2,043	2,043,552
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r) 0.350%, 06/10/22	18,750	18,775,906
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r) 0.198%, 10/25/21	74,365	74,353,102
Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR + 0.000%, FRN
(r) 0.241%, 01/15/22	159	158,997
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r) 0.316%, 09/16/22	21,500	21,542,140
Inter-American Investment Corp., Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r) 0.314%, 10/12/21	34,250	34,256,781

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.192%, 01/13/23	62,500	$62,507,399
International Finance Corp., Floating Rate Note, 1M USD LIBOR + 0.130%, FRN
(r)	0.260%, 08/23/21	23,500	23,513,395
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)Ω	0.260%, 03/12/21	5,000	5,000,566
(r)	0.260%, 03/12/21	66,522	66,529,536
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.080%, FRN
(r)Ω	0.285%, 02/24/22	96,500	96,567,552
(r)	0.285%, 02/24/22	14,000	14,009,800
Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)Ω	0.356%, 09/08/21	4,000	4,003,166
(r)	0.356%, 09/08/21	3,000	3,001,530
Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.272%, 02/17/21	27,200	27,201,904
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.371%, 09/27/21	9,187	9,192,898
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)	0.404%, 03/15/22	46,800	46,889,856
Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.287%, 12/15/21	42,200	42,226,164
(r)	0.287%, 12/15/21	115,000	115,071,300
	Face Amount	Value†
	(000)

NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r) 0.253%, 02/08/21	30,200	$30,200,604
NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.060%, FRN
(r) 0.285%, 03/05/21	36,000	36,003,600
Oesterreichische Kontrollbank AG, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.223%, 11/22/21	20,000	19,999,635
Royal Bank Of Canada, Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r) 0.602%, 04/30/21	16,700	16,714,945
Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r) 0.675%, 05/24/21	7,000	7,010,084
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r) 0.651%, 06/11/21	18,350	18,377,622
Toyota Motor Credit Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r) 0.505%, 04/13/21	3,327	3,328,932
Walmart, Inc., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r) 0.475%, 06/23/21	4,105	4,109,354
TOTAL BONDS		1,211,803,853
U.S. TREASURY OBLIGATIONS — (15.5%)
U.S. Treasury Bills
0.076%, 02/09/21	19,750	19,749,803
0.033%, 02/23/21	55,000	54,998,572
0.061%, 03/04/21	25,000	24,998,924
0.051%, 03/23/21	50,000	49,996,180
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.135%, 07/31/22	298,000	298,091,224
(r) 0.135%, 10/31/22	125,000	125,039,292

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.194%, 04/30/22	468,000	$468,470,714
TOTAL U.S. TREASURY OBLIGATIONS			1,041,344,709
CERTIFICATES OF DEPOSIT — (5.5%)
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.230%, 02/11/22	35,000	35,008,153
National Australia Bank, Ltd., Floating Rate Note, 1M USD LIBOR + 0.220%, FRN
(r)Ω	0.400%, 05/26/21	55,000	55,032,478
(r)Ω	0.393%, 05/28/21	89,000	89,052,883
Svenska Handelsbanken AB
(r)Ω	0.325%, 05/11/21	10,000	10,000,000
Toronto-Dominion Bank (The)
(r)Ω	0.266%, 02/03/21	50,000	50,000,133
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.090%, FRN
(r)	0.331%, 07/15/21	60,000	60,021,583
Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.150%, FRN
(r)	0.363%, 05/07/21	20,000	20,008,873
Westpac Banking Corp.
(r)Ω	0.321%, 06/04/21	50,000	50,018,322
TOTAL CERTIFICATES OF DEPOSIT			369,142,425
TOTAL INVESTMENT SECURITIES (Cost $2,843,731,282)			2,844,904,986

COMMERCIAL PAPER — (57.0%)
Australia & New Zealand Banking Group, Ltd.
Ω	0.180%, 03/09/21	80,000	79,990,466
	0.185%, 03/09/21	20,000	19,997,617
Ω	0.183%, 03/10/21	87,500	87,489,306
	0.140%, 04/26/21	10,000	9,996,689
Banque Et Caisse d’Epargne de l’Etat
	0.193%, 03/01/21	12,750	12,749,001
	0.200%, 03/02/21	112,000	111,990,940
	0.180%, 03/04/21	25,250	25,247,782
	0.200%, 04/05/21	30,000	29,993,950
		FaceAmount	Value†
		(000)
	0.165%, 05/03/21	9,000	$8,997,344
	0.150%, 06/10/21	5,000	4,997,470
BNG Bank NV
Ω	0.010%, 03/03/21	14,500	14,498,485
Ω	0.010%, 03/08/21	27,000	26,996,552
	0.210%, 03/15/21	37,000	36,993,988
Ω	0.213%, 06/08/21	99,000	98,943,873
Ω	0.218%, 06/16/21	15,000	14,990,685
Caisse Des Depots Et Consignations
Ω	0.180%, 02/02/21	11,500	11,499,885
Ω	0.173%, 02/25/21	22,250	22,247,947
Ω	0.190%, 03/03/21	35,000	34,995,765
Ω	0.190%, 03/18/21	14,000	13,997,349
Ω	0.160%, 02/03/21	60,000	59,999,250
Ω	0.172%, 02/16/21	55,000	54,997,112
CDP Financial, Inc.
Ω	0.170%, 05/03/21	35,000	34,988,485
Ω	0.200%, 05/12/21	10,000	9,996,653
	0.142%, 06/18/21	25,000	24,989,014
	0.190%, 07/06/21	74,250	74,209,918
	0.193%, 07/07/21	35,000	34,980,986
	0.160%, 07/12/21	6,000	5,996,583
Commonwealth Bank of Australia
Ω	0.220%, 02/23/21	63,500	63,495,281
DNB NOR Bank ASA
Ω	0.170%, 04/22/21	40,000	39,987,919
	0.155%, 05/24/21	35,000	34,983,453
	0.165%, 06/24/21	60,000	59,963,500
Equinor ASA
Ω	0.183%, 02/17/21	15,000	14,999,406
Ω	0.010%, 03/11/21	53,500	53,494,090
Erste Abwicklungsanstalt
Ω	0.223%, 02/22/21	53,250	53,246,130
	0.160%, 04/13/21	58,500	58,483,766
European Investment Bank
	0.170%, 02/05/21	85,000	84,998,512
	0.010%, 04/13/21	89,000	88,975,302
Exxon Mobil Corp.
	0.400%, 02/01/21	39,000	38,999,773
FMS Wertmanagement
Ω	0.010%, 02/10/21	69,000	68,998,298
Ω	0.170%, 02/01/21	75,000	74,999,500
Ω	0.210%, 03/19/21	25,000	24,996,325
Ω	0.230%, 03/25/21	7,750	7,748,579
	0.170%, 08/04/21	8,000	7,993,268
KFW International Finance, Inc.
Ω	0.200%, 02/02/21	35,000	34,999,689
Ω	0.010%, 03/08/21	100,000	99,986,806
Ω	0.180%, 04/12/21	9,000	8,997,445
Landesbank Hessen-Thuringen
Ω	0.200%, 02/19/21	50,000	49,996,967
Ω	0.203%, 02/22/21	50,000	49,996,567
	0.180%, 04/06/21	84,075	84,051,216

DFA One-Year Fixed Income Portfolio
CONTINUED
		FaceAmount	Value†
		(000)
National Australia Bank, Ltd.
Ω	0.200%, 03/01/21	7,500	$7,499,283
Nederlandse Waterschapsbank NV
Ω	0.200%, 02/04/21	2,750	2,749,955
Ω	0.190%, 02/18/21	33,000	32,997,855
Nestle Finance International Ltd.
Ω	0.140%, 02/19/21	13,294	13,293,581
Nordea Bank AB
Ω	0.188%, 03/11/21	60,000	59,993,372
Ω	0.195%, 03/15/21	100,000	99,987,500
Ω	0.010%, 03/16/21	28,000	27,996,386
Novartis Finance SA
Ω	0.180%, 04/12/21	38,400	38,392,681
NRW. Bank
Ω	0.175%, 02/04/21	35,000	34,999,475
Ω	0.215%, 02/22/21	30,000	29,997,540
	0.145%, 04/27/21	60,000	59,976,680
Oesterreichische Kontrollbank AG
	0.157%, 02/22/21	55,000	54,996,993
	0.010%, 03/30/21	23,300	23,296,505
	0.100%, 02/16/21	25,000	24,999,075
Province of Alberta
Ω	0.200%, 03/09/21	19,750	19,747,582
Ω	0.210%, 06/21/21	20,000	19,987,448
Ω	0.180%, 04/19/21	70,500	70,480,103
Province of British Columbia
	0.190%, 06/09/21	13,000	12,993,377
Province of British Columbia Canada
	0.170%, 03/09/21	33,100	33,097,024
PSP Capital, Inc.
Ω	0.180%, 03/16/21	18,000	17,997,677
Ω	0.010%, 04/15/21	10,050	10,047,560
Ω	0.190%, 03/23/21	26,750	26,745,865
Ω	0.190%, 03/24/21	38,000	37,993,958
Ω	0.200%, 05/18/21	9,250	9,246,471
Ω	0.190%, 04/01/21	50,000	49,990,442
	0.170%, 07/13/21	32,500	32,477,656
Queensland Treasury Corp.
	0.152%, 03/08/21	40,000	39,996,496
	0.100%, 04/01/21	50,000	49,992,164
Royal Bank Of Canada
	0.180%, 04/26/21	65,000	64,981,307
		FaceAmount	Value†
		(000)
Shell International Finance BV
Ω	0.220%, 02/02/21	31,400	$31,399,756
Ω	0.220%, 02/16/21	26,400	26,399,050
Ω	0.220%, 07/08/21	9,500	9,492,273
Ω	0.240%, 08/12/21	24,000	23,974,650
Ω	0.240%, 08/20/21	16,550	16,531,522
Ω	0.230%, 08/23/21	45,000	44,948,758
	0.070%, 02/16/21	4,700	4,699,831
Skandinaviska Enskilda Banken AB
Ω	0.010%, 03/18/21	89,000	88,986,710
Ω	0.210%, 03/22/21	47,000	46,992,193
Ω	0.010%, 04/20/21	70,000	69,977,792
Svenska Handelsbanken AB
Ω	0.180%, 03/04/21	55,000	54,995,169
Ω	0.203%, 03/16/21	16,250	16,247,903
Swedish Export Credit Corp.
	0.180%, 03/10/21	99,000	98,990,870
Toronto-Dominion Bank (The)
Ω	0.183%, 04/15/21	13,200	13,196,795
Total Capital Canada, Ltd.
Ω	0.010%, 02/03/21	85,750	85,748,916
	0.221%, 02/03/21	20,000	19,999,747
Ω	0.220%, 05/03/21	47,432	47,413,051
Ω	0.223%, 05/04/21	40,000	39,983,850
Westpac Banking Corp.
	0.160%, 04/07/21	7,350	7,347,876
TOTAL COMMERCIAL PAPER (Cost $3,825,146,783)			3,825,443,610

		Shares
TEMPORARY CASH INVESTMENTS — (0.6%)
	State Street Institutional U.S. Government Money Market Fund 0.030%	44,653,160	44,653,160
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	1,951	22,579
TOTAL INVESTMENTS — (100.0%)
(Cost $6,713,553,792)^^			$6,715,024,335

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$222,613,999	—	$222,613,999
Bonds	—	1,211,803,853	—	1,211,803,853
U.S. Treasury Obligations	—	1,041,344,709	—	1,041,344,709

DFA One-Year Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$369,142,425	—	$369,142,425
Commercial Paper	—	3,825,443,610	—	3,825,443,610
Temporary Cash Investments	$44,653,160	—	—	44,653,160
Securities Lending Collateral	—	22,579	—	22,579
TOTAL	$44,653,160	$6,670,371,175	—	$6,715,024,335

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.3%)
Federal Farm Credit Banks Funding Corp.
(r)	0.133%, 08/09/21		8,000	$8,001,728
Federal Home Loan Bank
	0.000%, 03/19/21		10,000	9,999,361
TOTAL AGENCY OBLIGATIONS				18,001,089
BONDS — (74.0%)
AUSTRALIA — (5.1%)
Australia & New Zealand Banking Group, Ltd.
	2.950%, 07/16/21	AUD	27,700	21,440,314
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.200%, 04/07/21	AUD	16,000	12,251,575
(r)	0.760%, 07/16/21	AUD	1,000	766,519
(r)	1.150%, 08/16/21	AUD	4,497	3,455,894
(r)	0.839%, 12/06/21	AUD	2,000	1,537,463
(r)	0.901%, 02/08/22	AUD	9,000	6,931,354
(r)	1.019%, 03/07/22	AUD	13,540	10,445,804
(r)	0.600%, 08/29/22	AUD	12,000	9,235,937
(r)	0.780%, 01/18/23	AUD	17,350	13,417,778
(r)	0.921%, 05/09/23	AUD	12,000	9,324,691
Commonwealth Bank of Australia
	2.900%, 07/12/21	AUD	6,000	4,641,618
	2.750%, 08/16/21	AUD	10,500	8,136,711
Commonwealth Bank of Australia Floating Rate Note
(r)	0.750%, 08/16/21	AUD	2,000	1,533,791
(r)	1.055%, 09/06/21		6,626	6,657,672
(r)	0.890%, 07/25/22	AUD	17,500	13,522,061
National Australia Bank, Ltd.
	2.750%, 04/16/21	AUD	8,000	6,146,180
	0.875%, 01/20/22	EUR	700	860,305
National Australia Bank, Ltd. Floating Rate Note
(r)	0.710%, 04/16/21	AUD	4,000	3,060,790
(r)	1.190%, 05/12/21	AUD	5,000	3,832,706
(r)	1.060%, 10/21/21	AUD	1,500	1,154,144
(r)	0.930%, 11/04/21		2,507	2,520,463
(r)	0.916%, 07/05/22	AUD	6,000	4,634,948
(r)	0.822%, 02/10/23	AUD	47,626	36,868,353
(r)	0.920%, 05/16/23	AUD	2,000	1,553,914
(r)	0.950%, 09/26/23	AUD	9,500	7,402,041
Queensland Treasury Corp.
	5.500%, 06/21/21	AUD	45,000	35,104,600
South Australian Government Financing Authority
	5.000%, 05/20/21	AUD	3,534	2,740,400
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Western Australian Treasury Corp.
	7.000%, 07/15/21	AUD	40,000	$31,526,362
Westpac Banking Corp. Floating Rate Note
(r)	1.131%, 02/07/22	AUD	7,800	6,021,058
(r)	0.640%, 05/16/22	AUD	14,100	10,842,216
(r)	0.821%, 10/27/22	AUD	5,000	3,864,824
TOTAL AUSTRALIA				281,432,486
BELGIUM — (2.8%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	55,300	67,163,781
	0.875%, 09/07/21	GBP	7,800	10,738,406
	1.125%, 06/15/22	GBP	400	555,812
Kingdom of Belgium Treasury Bill
	(0.156%), 03/11/21	EUR	62,500	75,895,205
TOTAL BELGIUM				154,353,204
CANADA — (18.5%)
Alberta, Province of Canada
	1.000%, 11/15/21	GBP	1,000	1,379,823
Bank of Montreal
	1.880%, 03/31/21	CAD	63,000	49,396,434
	1.610%, 10/28/21	CAD	7,500	5,923,754
	0.250%, 11/17/21	EUR	28,000	34,178,982
	2.270%, 07/11/22	CAD	20,000	16,069,286
Bank of Montreal Floating Rate Note
(r)	1.023%, 08/27/21		10,200	10,245,379
(r)	0.789%, 09/07/21	AUD	9,500	7,288,384
(r)	0.000%, 09/28/21	EUR	12,019	14,634,514
(r)	0.000%, 03/14/22	EUR	1,500	1,829,426
(r)	0.939%, 10/06/22	AUD	11,570	8,944,322
Bank of Nova Scotia (The)
	2.873%, 06/04/21	CAD	15,000	11,835,542
	1.900%, 12/02/21	CAD	33,700	26,717,808
	0.375%, 04/06/22	EUR	2,000	2,447,749
	1.830%, 04/27/22	CAD	35,000	27,871,085
	1.250%, 06/08/22	GBP	1,000	1,388,332
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.649%, 03/15/22	CAD	172,000	135,160,055
(r)Ω	0.429%, 09/15/23	CAD	25,000	19,643,597
Canadian Imperial Bank of Commerce
	1.900%, 04/26/21	CAD	65,940	51,777,919
	2.900%, 09/14/21	CAD	73,000	58,010,667
	2.040%, 03/21/22	CAD	40,000	31,882,072
	2.300%, 07/11/22	CAD	10,000	8,038,084

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

CANADA — (Continued)
Canadian Imperial Bank of Commerce Floating Rate Note
(r) 0.529%, 02/02/21		5,000	$5,000,000
Export Development Canada
2.400%, 06/07/21	AUD	15,000	11,554,595
Export Development Canada Floating Rate Note
(r) 0.128%, 11/15/21	GBP	5,000	6,849,066
Hydro-Quebec Floating Rate Note
(r) 0.648%, 04/14/23	CAD	11,600	9,121,251
Manitoba, Province of Canada
3.850%, 12/01/21	CAD	15,000	12,092,551
Province of Alberta Canada
1.350%, 09/01/21	CAD	65,000	51,193,314
Province of Manitoba Canada
1.550%, 09/05/21	CAD	34,030	26,837,595
0.750%, 12/15/21	GBP	10,760	14,816,707
Province of Nova Scotia Canada Floating Rate Note
(r) 0.600%, 11/09/22	CAD	7,589	5,956,957
Province of Ontario Canada Floating Rate Note
(r) 0.630%, 06/27/22	CAD	96,300	75,767,296
(r) 0.540%, 08/21/23	CAD	99,200	78,176,194
Province of Quebec Canada
4.250%, 12/01/21	CAD	15,000	12,127,507
Province of Quebec Canada Floating Rate Note
(r) 0.854%, 04/19/22	CAD	10,000	7,883,949
Royal Bank of Canada
2.860%, 03/04/21	CAD	21,800	17,091,200
2.030%, 03/15/21	CAD	48,600	38,092,518
1.650%, 07/15/21	CAD	32,660	25,702,494
1.583%, 09/13/21	CAD	15,000	11,826,276
1.968%, 03/02/22	CAD	31,400	24,998,452
2.000%, 03/21/22	CAD	39,200	31,248,723
Royal Bank Of Canada Floating Rate Note
(r) 0.602%, 04/30/21		3,057	3,059,736
Toronto-Dominion Bank (The)
0.625%, 03/08/21	EUR	13,805	16,770,776
1.994%, 03/23/22	CAD	15,000	11,950,850
TOTAL CANADA			1,022,781,221
FINLAND — (1.9%)
Finland T-Bill
(0.650%), 02/09/21	EUR	20,000	24,273,602
(0.294%), 05/11/21	EUR	47,500	57,731,768
Kuntarahoitus Oyj Floating Rate Note
(r) 0.272%, 02/17/21		17,600	17,601,232
		Face Amount^	Value†
		(000)

FINLAND — (Continued)
Nordea Bank Abp Floating Rate Note
(r) 0.000%, 09/27/21	EUR	2,500	$3,044,396
TOTAL FINLAND			102,650,998
FRANCE — (4.6%)
Agence Francaise de Developpement EPIC
2.125%, 02/15/21	EUR	6,000	7,287,923
0.125%, 03/31/21	EUR	15,000	18,220,063
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.345%, 06/07/21		9,400	9,402,848
Bpifrance Financement SA
0.100%, 02/19/21	EUR	27,200	33,016,139
0.750%, 10/25/21	EUR	12,600	15,427,087
Caisse Centrale du Credit Immobilier de France SA
0.125%, 03/01/21	EUR	2,000	2,427,968
Caisse d'Amortissement de la Dette Sociale
3.375%, 04/25/21	EUR	34,527	42,270,538
Sanofi
0.875%, 09/22/21	EUR	16,300	19,874,816
1.125%, 03/10/22	EUR	1,000	1,228,653
0.000%, 03/21/22	EUR	4,400	5,358,168
0.000%, 09/13/22	EUR	9,800	11,946,374
SNCF Reseau
0.100%, 05/27/21	EUR	15,800	19,203,534
5.500%, 12/01/21	GBP	32,992	47,229,134
Total Capital International SA
2.125%, 11/19/21	EUR	16,800	20,792,326
TOTAL FRANCE			253,685,571
GERMANY — (6.6%)
Deutsche Bahn Finance GMBH
3.750%, 06/01/21	EUR	1,452	1,786,302
4.375%, 09/23/21	EUR	6,403	8,002,924
Erste Abwicklungsanstalt
0.000%, 02/25/21	EUR	5,500	6,676,525
FMS Wertmanagement Floating Rate Note
(r) 0.329%, 01/14/22	GBP	20,000	27,455,288
Kreditanstalt fuer Wiederaufbau
1.375%, 02/01/21	GBP	21,000	28,773,154
2.800%, 02/17/21	AUD	3,000	2,295,310
6.250%, 05/19/21	AUD	4,000	3,112,315
5.550%, 06/07/21	GBP	5,000	6,982,902
1.000%, 10/12/21	NOK	80,000	9,379,526
0.125%, 06/03/22	SEK	126,000	15,117,497
Land Baden-Wuerttemberg Floating Rate Note
(r) 0.168%, 07/19/21	EUR	3,856	4,695,273
(r) 0.168%, 01/23/23	EUR	5,000	6,156,846

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
(r)	0.350%, 10/12/23	EUR	7,000	$8,704,483
	Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r)	0.371%, 09/27/21		76,000	76,048,792
	Landwirtschaftliche Rentenbank Floating Rate Note
(r)	0.482%, 06/03/21		6,728	6,733,517
	NRW Bank
	0.000%, 02/01/22	EUR	2,000	2,440,667
NRW. Bank Floating Rate Note
(r)	0.253%, 02/08/21		19,000	19,000,380
(r)	0.285%, 03/05/21		24,000	24,002,400
	State of Brandenburg Floating Rate Note
(r)	0.000%, 11/28/22	EUR	4,000	4,902,798
	State of Hesse
	0.000%, 06/10/21	EUR	5,000	6,080,162
	State of North Rhine-Westphalia Germany
	0.000%, 02/16/21	EUR	3,000	3,641,399
	State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.097%, 10/29/21	GBP	68,900	94,369,551
	TOTAL GERMANY			366,358,011
JAPAN — (1.4%)
	Total Capital Canada, Ltd.
Ω	1.125%, 03/18/22	EUR	2,500	3,083,872
	Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	5,000	3,915,933
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	6,980	8,476,590
Toyota Motor Credit Corp.
	1.000%, 03/09/21	EUR	6,566	7,978,206
	0.000%, 07/21/21	EUR	2,844	3,457,361
	1.000%, 09/10/21	EUR	9,914	12,130,026
	0.750%, 07/21/22	EUR	17,419	21,436,580
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	15,692	19,137,968
	TOTAL JAPAN			79,616,536
NETHERLANDS — (2.8%)
	Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	3,600	4,543,721
BNG Bank NV
	1.125%, 05/24/21	GBP	5,403	7,428,091
	5.375%, 06/07/21	GBP	2,000	2,791,122
	Cooperatieve Rabobank UA
	2.250%, 03/23/22	GBP	1,445	2,025,531
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Cooperatieve Rabobank UA Floating Rate Note
(r)	0.338%, 01/12/24		23,300	$23,333,909
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.287%, 12/15/21		50,000	50,031,000
(r)	0.287%, 12/15/21		23,000	23,014,260
Shell International Finance BV
	1.625%, 03/24/21	EUR	26,010	31,650,594
	1.875%, 05/10/21		2,909	2,922,180
	1.250%, 03/15/22	EUR	2,882	3,558,816
	1.000%, 04/06/22	EUR	2,836	3,492,907
TOTAL NETHERLANDS				154,792,131
NEW ZEALAND — (0.4%)
New Zealand Government Bond
	6.000%, 05/15/21	NZD	24,000	17,525,961
	6.000%, 05/15/21	NZD	8,500	6,207,111
TOTAL NEW ZEALAND				23,733,072
NORWAY — (2.7%)
Equinor ASA
	5.625%, 03/11/21	EUR	9,326	11,386,690
	0.875%, 02/17/23	EUR	4,758	5,893,649
Kommunalbanken A.S.
	6.500%, 04/12/21	AUD	8,190	6,335,390
	1.500%, 04/19/22	NOK	100,000	11,806,481
Kommunalbanken A.S. Floating Rate Note
(r)Ω	0.260%, 03/12/21		3,600	3,600,408
(r)	0.260%, 03/12/21		3,000	3,000,340
(r)	0.281%, 04/15/21		5,500	5,501,057
(r)Ω	0.285%, 02/24/22		100,000	100,070,002
TOTAL NORWAY				147,594,017
SINGAPORE — (2.7%)
DBS Bank, Ltd. Floating Rate Note
(r)	0.650%, 09/13/22	AUD	2,000	1,538,826
Monetary Authority of Singapore Bill
	0.349%, 02/15/21	SGD	74,000	55,699,721
	0.322%, 02/19/21	SGD	50,000	37,633,713
	0.300%, 02/26/21	SGD	30,000	22,578,932
	0.330%, 04/09/21	SGD	25,000	18,809,275
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.710%, 04/23/21	AUD	2,500	1,913,180
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	2,000	2,438,827

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SINGAPORE — (Continued)
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.540%, 07/25/22	AUD	9,000	$6,909,623
TOTAL SINGAPORE				147,522,097
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (14.0%)
African Development Bank
	5.250%, 03/23/22	AUD	13,000	10,504,880
African Development Bank Floating Rate Note
(r)	0.230%, 12/15/21		50,000	49,996,000
Asian Development Bank Floating Rate Note
(r)	0.300%, 09/10/21		5,500	5,504,672
(r)	0.227%, 12/15/21		144,000	144,025,920
(r)	0.309%, 02/01/22	GBP	5,000	6,861,301
EUROFIMA
	4.000%, 10/27/21	EUR	6,950	8,716,123
EUROFIMA Floating Rate Note
(r)	0.311%, 11/15/21		20,000	20,007,400
(r)	0.321%, 03/11/22		5,285	5,282,569
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.330%, 08/19/22		33,957	34,020,839
(r)	0.316%, 03/13/23		26,495	26,551,699
European Financial Stability Facility
	0.000%, 03/29/21	EUR	5,040	6,121,978
European Investment Bank
	1.000%, 05/25/21	NOK	140,400	16,424,024
Ω	2.250%, 07/30/21	CAD	15,000	11,851,261
	2.250%, 07/30/21	CAD	10,000	7,901,623
	4.250%, 12/07/21	GBP	1,674	2,375,945
	1.500%, 05/12/22	NOK	225,000	26,613,072
European Investment Bank Floating Rate Note
(r)Ω	0.348%, 03/24/21		9,000	9,002,430
(r)	0.246%, 05/21/21	GBP	26,000	35,647,915
(r)	0.329%, 01/10/22	GBP	27,947	38,372,153
(r)	0.399%, 06/29/23	GBP	3,051	4,202,484
European Stability Mechanism
	1.375%, 03/04/21	EUR	5,000	6,077,590
European Stability Mechanism Treasury Bill
	(0.640%), 03/04/21	EUR	17,778	21,584,737
	(0.572%), 03/18/21	EUR	25,000	30,360,446
Inter-American Development Bank
	6.000%, 02/26/21	AUD	6,000	4,603,226
Inter-American Development Bank Floating Rate Note
(r)	0.198%, 10/25/21		50,000	49,992,000
(r)	0.241%, 01/15/22		159	158,997
		Face Amount^	Value†
		(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Investment Corp. Floating Rate Note
(r) 0.314%, 10/12/21		72,750	$72,764,404
International Bank for Reconstruction & Development
2.200%, 01/18/22	CAD	40,000	31,891,769
International Bank for Reconstruction & Development Floating Rate Note
(r) 0.192%, 01/13/23		15,000	15,001,776
International Finance Corp.
2.700%, 02/05/21	AUD	41,709	31,882,868
International Finance Corp. Floating Rate Note
(r) 0.260%, 08/23/21		21,000	21,011,970
(r) 0.299%, 01/18/22	GBP	15,000	20,583,246
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			775,897,317
SWEDEN — (4.2%)
Kommuninvest I Sverige AB
1.000%, 09/15/21	SEK	720,000	86,679,346
Skandinaviska Enskilda Banken AB
0.750%, 08/24/21	EUR	2,800	3,421,384
Svensk Exportkredit AB Floating Rate Note
(r) 0.340%, 12/13/21		12,000	12,010,737
(r) 1.064%, 05/25/23		50,000	50,969,928
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	7,000	8,558,201
Sweden Treasury Bill
(0.126%), 03/17/21	SEK	579,600	69,375,076
TOTAL SWEDEN			231,014,672
SWITZERLAND — (1.3%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	2,356	2,884,140
Novartis Finance SA
0.000%, 03/31/21	EUR	50,532	61,342,708
0.750%, 11/09/21	EUR	5,500	6,730,962
TOTAL SWITZERLAND			70,957,810
UNITED STATES — (5.0%)
3M Co.
1.875%, 11/15/21	EUR	1,400	1,728,902
0.375%, 02/15/22	EUR	2,000	2,439,963
Apple, Inc. Floating Rate Note
(r) 1.343%, 02/23/21		800	800,585

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
(r)	0.713%, 02/09/22		4,000	$4,019,122
	Berkshire Hathaway, Inc.
	0.250%, 01/17/21	EUR	1,074	1,303,352
	Chevron Corp. Floating Rate Note
#(r)	0.751%, 11/15/21		6,000	6,023,315
	International Finance Corp. Floating Rate Note
(r)	0.397%, 12/15/21		15,000	15,023,700
	Johnson & Johnson
	0.250%, 01/20/22	EUR	30,363	37,044,725
	Merck & Co., Inc.
	1.125%, 10/15/21	EUR	46,986	57,396,169
	Microsoft Corp.
	2.125%, 12/06/21	EUR	10,406	12,816,609
Oracle Corp.
	2.250%, 01/10/21	EUR	25,525	30,975,851
	2.250%, 01/10/21	EUR	22,330	27,098,561
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	13,190	16,095,267
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	20,124	24,861,790
	Toyota Motor Credit Corp. Floating Rate Note
#(r)	0.346%, 08/13/21		15,094	15,099,272
	Walmart, Inc.
	1.900%, 04/08/22	EUR	500	619,558
	Walmart, Inc. Floating Rate Note
(r)	0.475%, 06/23/21		25,925	25,952,498
	TOTAL UNITED STATES			279,299,239
	TOTAL BONDS			4,091,688,382
U.S. TREASURY OBLIGATIONS — (4.7%)
	U.S. Treasury Bills
	0.033%, 02/23/21		10,000	9,999,740
	0.061%, 03/04/21		25,000	24,998,924
	U.S. Treasury Notes
(r)	0.194%, 04/30/22		226,000	226,227,311
	TOTAL U.S. TREASURY OBLIGATIONS			261,225,975
CERTIFICATES OF DEPOSIT — (1.9%)
AUSTRALIA — (0.9%)
(r)Ω	National Australia Bank, Ltd., Floating Rate Note		50,000,000	50,029,526
CANADA — (0.8%)
(r)	Toronto-Dominion Bank (The), Floating Rate Note		45,000,000	45,019,965
		Face Amount^	Value†
		(000)

SWEDEN — (0.2%)
Ω	Svenska Handelsbanken AB	10,000,000	$10,000,000
TOTAL CERTIFICATES OF DEPOSIT			105,049,491
TOTAL INVESTMENT SECURITIES (Cost $4,328,588,363)			4,475,964,937
COMMERCIAL PAPER — (19.1%)
Australia & New Zealand Banking Group, Ltd.
	0.140%, 04/26/21	35,000	34,988,412
Banque Et Caisse
	0.160%, 05/03/21	25,000	24,992,623
BNG Bank NV
Ω	0.215%, 02/12/21	25,000	24,999,125
	0.142%, 03/23/21	50,000	49,990,062
	0.150%, 03/31/21	12,925	12,921,934
Caisse Des Depots Et
	0.162%, 02/03/21	20,000	19,999,750
Ω	0.190%, 04/16/21	12,528	12,523,820
	0.160%, 04/20/21	25,000	24,991,169
Corpoerative Centrale
	0.200%, 05/14/21	10,645	10,640,498
DNB Bank ASA
Ω	0.193%, 06/30/21	26,000	25,983,423
Equinor ASA
Ω	0.180%, 02/23/21	3,250	3,249,813
Erste Abwicklungsanstalt
Ω	0.200%, 03/04/21	50,000	49,994,664
	0.160%, 04/12/21	15,000	14,995,924
	0.150%, 06/01/21	20,000	19,988,930
Exxon Mobil Corp.
	0.390%, 02/01/21	25,000	24,999,854
	0.190%, 04/19/21	50,000	49,989,222
	0.200%, 05/24/21	19,000	18,992,899
FMS Wertmanagement
	0.190%, 02/02/21	28,000	27,999,751
Ω	0.225%, 02/16/21	17,000	16,999,371
Ω	0.200%, 02/17/21	35,000	34,998,615
	0.160%, 04/07/21	9,625	9,622,491
	0.160%, 04/15/21	36,000	35,988,904
	0.160%, 04/16/21	10,000	9,996,856
Nederlandse Waterschapsbank NV
Ω	0.200%, 02/04/21	30,000	29,999,505
Ω	0.210%, 02/16/21	23,500	23,498,661
	0.160%, 04/12/21	25,000	24,992,903
Nordea Bank AB
Ω	0.195%, 03/15/21	25,000	24,996,875
NRW. Bank
Ω	0.205%, 03/03/21	10,000	9,998,790
Oesterreichische Kontrollbank AG
	0.172%, 03/30/21	25,000	24,996,250

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

	0.183%, 03/30/21	20,000	$19,997,000
Queensland Treasury Corp.
	0.183%, 02/16/21	48,000	47,998,272
Skandinaviska Enskilda Banken AG
Ω	0.200%, 03/01/21	27,030	27,027,649
Ω	0.210%, 04/01/21	75,000	74,984,242
	0.142%, 04/27/21	25,000	24,990,956
Ω	0.240%, 05/03/21	12,500	12,495,072
Svenska Handelsbanken AB
	0.190%, 03/16/21	5,500	5,499,290
Ω	0.200%, 04/08/21	20,000	19,995,323
Total Capital Canada Ltd.
	0.160%, 04/07/21	50,000	49,986,494
Total Capital Canada, Ltd.
Ω	0.220%, 05/06/21	50,000	49,979,118
	Face Amount^	Value†
	(000)

Westpac Banking Corp.
0.160%, 04/12/21	25,000	$24,992,193
TOTAL COMMERCIAL PAPER (Cost $1,056,209,223)		1,056,276,703

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	28,341	327,935
TOTAL INVESTMENTS — (100.0%)
(Cost $5,385,125,471)^^			$5,532,569,575

As of January 31, 2021, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	31,269,142	EUR	25,482,790	Bank of America Corp.	02/01/21	$344,514
GBP	44,807,483	USD	61,151,461	State Street Bank and Trust	02/01/21	241,520
SGD	26,997,960	USD	20,293,801	Citibank, N.A.	02/02/21	29,866
SGD	148,881,250	USD	112,069,712	State Street Bank and Trust	02/02/21	5,906
USD	135,364,015	AUD	176,469,749	State Street Bank and Trust	02/03/21	496,216
USD	208,206,840	CAD	266,947,904	Bank of New York Mellon Corp.	02/05/21	1,959,317
USD	6,423,541	AUD	8,279,660	State Street Bank and Trust	02/05/21	95,702
EUR	5,993,431	USD	7,243,518	Bank of New York Mellon Corp.	02/08/21	30,732
USD	76,366,040	EUR	62,044,193	Barclays Capital	02/08/21	1,062,767
USD	117,812,051	CAD	150,203,709	JP Morgan	02/08/21	347,939
USD	41,641,066	SGD	55,020,140	State Street Bank and Trust	02/08/21	223,515
EUR	13,455,265	USD	16,317,831	State Street Bank and Trust	02/08/21	12,875
USD	76,369,753	EUR	62,045,405	Barclays Capital	02/09/21	1,063,413
USD	138,532,770	AUD	179,218,114	Citibank, N.A.	02/09/21	1,559,913
USD	53,386,095	CAD	67,466,203	Bank of New York Mellon Corp.	02/10/21	625,049
USD	75,375,840	CAD	95,556,289	UBS AG	02/10/21	647,316
USD	96,598,196	SEK	708,789,564	State Street Bank and Trust	02/11/21	1,563,799
USD	75,392,123	CAD	95,560,722	UBS AG	02/11/21	659,909
USD	76,683,327	EUR	62,975,542	Morgan Stanley and Co. International	02/12/21	243,017
USD	76,693,191	EUR	62,975,543	JP Morgan	02/16/21	246,163
USD	80,826,416	CAD	102,758,672	State Street Bank and Trust	02/16/21	463,928
USD	2,711,561	NOK	23,143,272	Bank of America Corp.	02/17/21	9,615
USD	153,127,548	CAD	646,360,956	JP Morgan	02/17/21	1,866,014
USD	133,905,536	EUR	110,071,709	Bank of America Corp.	02/19/21	278,908
USD	77,348,537	EUR	63,492,744	State Street Bank and Trust	02/22/21	263,512
USD	120,890,426	CAD	153,215,692	Barclays Capital	02/23/21	1,065,493
USD	77,359,199	EUR	63,493,876	State Street Bank and Trust	02/23/21	271,106
USD	76,190,259	EUR	62,696,731	Bank of America Corp.	02/24/21	68,310
USD	76,193,390	EUR	62,697,848	Bank of America Corp.	02/25/21	68,413
USD	115,659,988	CAD	147,251,241	Citibank, N.A.	02/25/21	498,968
GBP	218,734	USD	298,888	Citibank, N.A.	03/04/21	856
USD	92,906,348	GBP	67,666,283	UBS AG	03/04/21	179,361
DKK	88,255,563	USD	14,373,594	Bank of America Corp.	03/05/21	35,117
USD	49,070,955	DKK	296,392,560	JP Morgan	03/05/21	681,545

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
DKK	208,136,997	USD	33,949,133	State Street Bank and Trust	03/05/21	$31,566
USD	108,996,289	CAD	138,509,596	Bank of America Corp.	03/23/21	666,363
Total Appreciation						$17,908,523
USD	51,076,026	GBP	37,831,543	Bank of America Corp.	02/01/21	$(758,870)
EUR	25,482,790	USD	31,019,237	State Street Bank and Trust	02/01/21	(94,609)
USD	9,516,889	GBP	6,975,940	State Street Bank and Trust	02/01/21	(41,196)
USD	131,687,908	SGD	175,879,210	Citibank, N.A.	02/02/21	(711,376)
EUR	39,662,699	USD	48,274,819	Bank of America Corp.	02/08/21	(136,051)
USD	83,203,193	GBP	61,450,249	State Street Bank and Trust	02/08/21	(217,503)
SGD	24,971,100	USD	18,841,534	State Street Bank and Trust	02/08/21	(44,021)
AUD	20,706,850	USD	16,043,301	Barclays Capital	02/09/21	(217,465)
USD	77,192,605	GBP	56,483,641	State Street Bank and Trust	02/09/21	(200,725)
USD	53,574,011	GBP	39,297,100	UBS AG	02/10/21	(270,770)
USD	17,785,598	NZD	24,795,236	Bank of America Corp.	02/19/21	(32,220)
EUR	515,441	USD	628,989	Citibank, N.A.	02/19/21	(3,246)
USD	6,293,477	NZD	8,788,999	Morgan Stanley and Co. International	02/19/21	(22,284)
SEK	2,081,171	USD	251,070	Citibank, N.A.	02/24/21	(1,960)
USD	88,723,950	SEK	742,961,802	JP Morgan	02/24/21	(206,574)
USD	74,303,786	EUR	61,279,699	JP Morgan	02/26/21	(100,972)
USD	123,639,015	EUR	102,109,435	Bank of America Corp.	03/02/21	(351,402)
USD	125,802,478	EUR	103,643,771	Bank of America Corp.	03/03/21	(53,967)
USD	61,205,292	GBP	44,834,348	State Street Bank and Trust	03/29/21	(243,392)
USD	112,083,508	SGD	148,905,070	State Street Bank and Trust	03/30/21	(6,814)
Total (Depreciation)						$(3,715,417)
Total Appreciation (Depreciation)						$14,193,106
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$281,432,486	—	$281,432,486
Belgium	—	154,353,204	—	154,353,204
Canada	—	1,022,781,221	—	1,022,781,221
Finland	—	102,650,998	—	102,650,998
France	—	253,685,571	—	253,685,571
Germany	—	366,358,011	—	366,358,011
Japan	—	79,616,536	—	79,616,536
Netherlands	—	154,792,131	—	154,792,131
New Zealand	—	23,733,072	—	23,733,072
Norway	—	147,594,017	—	147,594,017
Singapore	—	147,522,097	—	147,522,097
Supranational Organization Obligations	—	775,897,317	—	775,897,317
Sweden	—	231,014,672	—	231,014,672
Switzerland	—	70,957,810	—	70,957,810
United States	—	279,299,239	—	279,299,239
Agency Obligations	—	18,001,089	—	18,001,089
Certificates of Deposit	—	105,049,491	—	105,049,491
U.S. Treasury Obligations	—	261,225,975	—	261,225,975
Commercial Paper	—	1,056,276,703	—	1,056,276,703

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$327,935	—	$327,935
Forward Currency Contracts**	—	14,193,106	—	14,193,106
TOTAL	—	$5,546,762,681	—	$5,546,762,681
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (91.5%)
AUSTRALIA — (5.1%)
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	2,000	$2,451,394
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	0.682%, 05/17/21		6,000	6,008,229
(r)	0.760%, 07/16/21	AUD	2,500	1,916,298
(r)	1.150%, 08/16/21	AUD	1,000	768,489
(r)	1.049%, 12/06/23	AUD	500	391,097
(r)	0.770%, 01/16/25	AUD	6,000	4,671,915
Australia Government Bond
	0.250%, 11/21/25	AUD	14,000	10,645,589
Commonwealth Bank of Australia
	3.250%, 01/17/22	AUD	1,500	1,180,000
	0.500%, 07/11/22	EUR	5,725	7,035,791
Commonwealth Bank of Australia Floating Rate Note
(r)	0.950%, 08/16/23	AUD	2,000	1,557,944
Glencore Funding, LLC
Ω	4.125%, 03/12/24		825	905,027
National Australia Bank, Ltd.
	0.875%, 01/20/22	EUR	1,112	1,366,657
	0.350%, 09/07/22	EUR	1,500	1,841,258
National Australia Bank, Ltd. Floating Rate Note
(r)	0.930%, 11/04/21		3,245	3,262,426
(r)	1.060%, 02/26/24	AUD	4,000	3,132,633
(r)	0.934%, 06/19/24	AUD	2,000	1,563,410
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	8,500	10,384,695
Westpac Banking Corp. Floating Rate Note
(r)	1.081%, 08/19/21		540	542,421
TOTAL AUSTRALIA				59,625,273
BELGIUM — (2.8%)
Dexia Credit Local SA
	0.250%, 06/02/22	EUR	2,000	2,453,312
	1.125%, 06/15/22	GBP	2,000	2,779,057
	0.750%, 01/25/23	EUR	6,000	7,462,470
	0.250%, 06/01/23	EUR	12,900	15,932,677
Euroclear Bank SA
	0.250%, 09/07/22	EUR	1,404	1,719,199
Euroclear Bank SA Floating Rate Note
(r)	0.000%, 03/08/21	EUR	2,000	2,428,313
TOTAL BELGIUM				32,775,028
			Face Amount^	Value†
			(000)
CANADA — (10.8%)
Bank of Montreal
	0.250%, 11/17/21	EUR	1,500	$1,831,017
Bank of Montreal Floating Rate Note
(r)	0.789%, 09/07/21	AUD	2,800	2,148,155
(r)	0.000%, 09/28/21	EUR	1,000	1,217,615
(r)	1.009%, 09/07/23	AUD	4,250	3,303,399
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	4,000	3,171,253
Bank of Nova Scotia (The) Floating Rate Note
(r)	0.664%, 04/20/21		5,000	5,004,139
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.489%, 03/15/23	CAD	9,000	7,075,777
(r)Ω	0.439%, 03/15/24	CAD	4,000	3,145,760
(r)Ω	0.449%, 03/15/25	CAD	30,500	24,029,110
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	6,750	8,371,606
	0.375%, 05/03/24	EUR	1,740	2,140,251
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		2,000	2,084,776
	3.900%, 02/01/25		1,110	1,219,679
Enbridge, Inc.
#	4.000%, 10/01/23		3,000	3,246,857
Export Development Canada Floating Rate Note
(r)	0.128%, 11/15/21	GBP	4,000	5,479,253
(r)	0.359%, 05/29/24	GBP	1,000	1,374,864
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	811,245
Province of Ontario Canada Floating Rate Note
(r)	0.540%, 08/21/23	CAD	3,700	2,915,846
Province of Quebec Canada Floating Rate Note
(r)	0.855%, 10/13/24	CAD	4,000	3,196,590
Royal Bank of Canada
	2.860%, 03/04/21	CAD	25,000	19,600,000
	1.968%, 03/02/22	CAD	8,000	6,369,032
Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,608,038
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,379	4,104,922
	1.994%, 03/23/22	CAD	10,000	7,967,234
	0.625%, 07/20/23	EUR	1,000	1,240,714

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Toronto-Dominion Bank (The) Floating Rate Note
(r)	1.016%, 07/10/24	AUD	5,000	$3,884,962
TOTAL CANADA				127,542,094
DENMARK — (0.7%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		5,000	5,013,196
	0.875%, 05/22/23	EUR	2,500	3,095,844
TOTAL DENMARK				8,109,040
FINLAND — (0.6%)
Nordea Bank Abp
	0.300%, 06/30/22	EUR	5,000	6,125,319
OP Corporate Bank P.L.C.
	0.750%, 03/03/22	EUR	725	890,293
	0.375%, 10/11/22	EUR	500	614,032
TOTAL FINLAND				7,629,644
FRANCE — (1.7%)
Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	1,000	1,214,671
BNP Paribas SA
	1.000%, 06/27/24	EUR	5,000	6,265,471
BPCE SA
	1.125%, 12/14/22	EUR	2,200	2,741,178
	0.375%, 10/05/23	EUR	500	617,366
	0.625%, 09/26/24	EUR	800	989,282
Sanofi
	0.500%, 03/21/23	EUR	5,000	6,164,856
Societe Generale SA
Ω	3.250%, 01/12/22		1,000	1,026,834
Total Capital International SA
	2.125%, 11/19/21	EUR	1,200	1,485,166
TOTAL FRANCE				20,504,824
GERMANY — (3.2%)
BMW Finance NV
	0.625%, 10/06/23	EUR	2,000	2,474,957
BMW US Capital LLC
#Ω	3.450%, 04/12/23		5,000	5,308,024
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		7,200	7,361,878
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	624	767,667
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.168%, 07/19/21	EUR	500	608,827
(r)	0.368%, 07/22/25	EUR	2,400	3,036,312
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	$6,658,653
State of North Rhine-Westphalia Germany Floating Rate Note
(r)	0.097%, 10/29/21	GBP	5,000	6,848,298
Volkswagen Financial Services AG
	1.375%, 10/16/23	EUR	1,000	1,254,881
Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		2,400	2,467,828
Volkswagen Group of America Finance LLC Floating Rate Note
(r)Ω	1.154%, 11/12/21		600	603,852
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	300	370,312
TOTAL GERMANY				37,761,489
ITALY — (1.7%)
Enel Finance International NV
	5.000%, 09/14/22	EUR	2,000	2,633,150
Eni SpA
	1.750%, 01/18/24	EUR	1,170	1,497,740
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	412,835
	1.000%, 07/04/24	EUR	6,100	7,604,744
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,898,654
	2.375%, 10/17/24		4,562	4,797,831
UniCredit SpA
Ω	7.830%, 12/04/23		500	587,190
TOTAL ITALY				20,432,144
JAPAN — (5.6%)
American Honda Finance Corp.
	1.375%, 11/10/22	EUR	2,000	2,496,708
	0.550%, 03/17/23	EUR	2,606	3,212,806
American Honda Finance Corp. Floating Rate Note
(r)	0.571%, 06/11/21		5,000	5,006,384
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	722,651
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	2,150	2,651,733
	0.980%, 10/09/23	EUR	4,000	4,998,698
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		400	411,310

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
	0.523%, 06/10/24	EUR	3,000	$3,703,537
	Mizuho Financial Group, Inc. Floating Rate Note
(r)	1.360%, 09/13/21		3,735	3,760,716
Sumitomo Mitsui Financial Group, Inc.
	2.058%, 07/14/21		650	655,330
	0.819%, 07/23/23	EUR	4,544	5,646,372
	Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.363%, 10/19/21		800	806,119
	Total Capital Canada, Ltd.
	1.125%, 03/18/22	EUR	1,500	1,850,323
Toyota Credit Canada, Inc.
	2.200%, 02/25/21	CAD	10,000	7,831,867
	2.020%, 02/28/22	CAD	4,000	3,187,112
Toyota Motor Credit Corp.
	1.000%, 09/10/21	EUR	500	611,763
	0.750%, 07/21/22	EUR	1,010	1,242,950
	Toyota Motor Credit Corp. Floating Rate Note
(r)	0.505%, 04/13/21		17,000	17,009,871
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	500	609,800
	TOTAL JAPAN			66,416,050
JERSEY, CHANNEL ISLANDS — (0.1%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	483	595,217
NETHERLANDS — (4.8%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,126,803
	BNG Bank NV
	3.250%, 07/15/25	AUD	7,000	5,982,136
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	900	1,097,000
	4.000%, 01/11/22	EUR	980	1,239,730
	4.750%, 06/06/22	EUR	1,367	1,773,507
	ING Bank NV Floating Rate Note
(r)	0.000%, 11/26/21	EUR	2,000	2,437,123
	ING Groep NV
	1.000%, 09/20/23	EUR	5,000	6,258,663
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	2,000	2,466,506
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,055,445
	Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.287%, 12/15/21		30,000	30,018,600
Shell International Finance BV
	1.625%, 03/24/21	EUR	500	608,431
		Face Amount^	Value†
		(000)
NETHERLANDS — (Continued)
1.250%, 03/15/22	EUR	647	$798,943
1.000%, 04/06/22	EUR	929	1,144,186
TOTAL NETHERLANDS			56,007,073
NEW ZEALAND — (0.5%)
New Zealand Government Bond
6.000%, 05/15/21	NZD	8,000	5,841,987
NORWAY — (0.1%)
DNB Bank ASA Floating Rate Note
(r) 0.207%, 07/25/22	EUR	1,000	1,225,928
SINGAPORE — (0.4%)
DBS Bank, Ltd. Floating Rate Note
(r) 0.650%, 09/13/22	AUD	3,200	2,462,121
Temasek Financial I, Ltd.
0.500%, 03/01/22	EUR	320	390,212
United Overseas Bank Ltd/Sydney Floating Rate Note
(r) 0.829%, 04/06/21	AUD	2,000	1,530,396
United Overseas Bank, Ltd. Floating Rate Note
(r) 0.540%, 07/25/22	AUD	1,000	767,736
TOTAL SINGAPORE			5,150,465
SPAIN — (1.7%)
Banco Santander SA
3.848%, 04/12/23		2,000	2,144,753
Iberdrola International BV
1.750%, 09/17/23	EUR	1,000	1,275,440
Santander Holdings USA, Inc.
3.400%, 01/18/23		9,525	9,992,387
Telefonica Emisiones SA
0.750%, 04/13/22	EUR	2,200	2,700,666
3.987%, 01/23/23	EUR	1,700	2,234,683
1.069%, 02/05/24	EUR	1,400	1,757,064
TOTAL SPAIN			20,104,993
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (9.5%)
African Development Bank
5.250%, 03/23/22	AUD	1,000	808,068
African Development Bank Floating Rate Note
(r) 0.230%, 12/15/21		10,000	9,999,200
Asian Development Bank
0.370%, 06/26/23	SEK	20,000	2,411,234
Asian Development Bank Floating Rate Note
(r) 0.309%, 02/01/22	GBP	1,000	1,372,260
(r) 0.339%, 03/19/24	GBP	4,280	5,884,064
(r) 0.330%, 05/28/24		10,000	10,000,000

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.349%, 02/28/24	GBP	1,800	$2,476,061
(r)	0.315%, 10/15/24		6,000	6,004,440
European Investment Bank Floating Rate Note
(r)	0.329%, 01/10/22	GBP	11,000	15,103,363
(r)	0.399%, 06/29/23	GBP	14,686	20,228,672
Inter-American Development Bank Floating Rate Note
(r)	0.198%, 10/25/21		1,000	999,840
(r)	0.331%, 02/04/25		669	670,345
International Bank for Reconstruction & Development
	0.289%, 10/04/23	GBP	2,000	2,746,099
International Bank for Reconstruction & Development Floating Rate Note
(r)	0.320%, 05/15/24	GBP	1,784	2,452,346
(r)	0.446%, 06/17/24		1,750	1,760,892
(r)	0.379%, 08/06/24		4,750	4,771,945
(r)	0.366%, 09/18/25		17,000	17,086,530
International Finance Corp. Floating Rate Note
(r)	0.260%, 08/23/21		5,000	5,002,850
Nordic Investment Bank
	1.500%, 01/24/22	NOK	20,000	2,344,601
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				112,122,810
SWEDEN — (2.7%)
Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	70,000	8,427,159
	0.250%, 06/01/22	SEK	57,430	6,894,514
	0.750%, 02/22/23	SEK	32,500	3,952,183
	1.000%, 11/13/23	SEK	12,500	1,536,787
Skandinaviska Enskilda Banken AB
	0.300%, 02/17/22	EUR	1,250	1,527,719
	1.250%, 08/05/22	GBP	2,000	2,781,865
Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	4,600	5,623,961
Swedbank AB
	0.250%, 11/07/22	EUR	800	979,851
TOTAL SWEDEN				31,724,039
SWITZERLAND — (1.2%)
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	1,000	1,234,656
	3.750%, 03/26/25		2,207	2,442,610
			Face Amount^	Value†
			(000)
SWITZERLAND — (Continued)
	Novartis Finance SA
	0.750%, 11/09/21	EUR	1,200	$1,468,573
UBS Group AG
	1.750%, 11/16/22	EUR	4,700	5,908,274
	2.125%, 03/04/24	EUR	2,400	3,109,539
	TOTAL SWITZERLAND			14,163,652
UNITED KINGDOM — (4.8%)
BAT International Finance P.L.C.
	4.875%, 02/24/21	EUR	743	904,365
	0.875%, 10/13/23	EUR	5,100	6,320,250
	BP Capital Markets P.L.C.
	1.109%, 02/16/23	EUR	5,000	6,234,611
British Telecommunications P.L.C.
	0.500%, 06/23/22	EUR	400	489,460
	1.125%, 03/10/23	EUR	7,000	8,725,839
	CNH Industrial Capital LLC
	4.375%, 04/05/22		3,700	3,856,666
	HSBC Holdings P.L.C. Floating Rate Note
(r)	1.867%, 05/25/21		3,082	3,097,449
	Linde, Inc.
	1.200%, 02/12/24	EUR	3,372	4,269,235
	Lloyds Banking Group P.L.C.
	3.000%, 01/11/22		1,000	1,025,299
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	6,050	7,503,939
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,000	3,701,848
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	3,130	3,927,153
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		4,500	4,535,509
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	1,300	1,655,388
	TOTAL UNITED KINGDOM			56,247,011
UNITED STATES — (33.5%)
	3M Co.
	1.875%, 11/15/21	EUR	1,865	2,303,144
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	3,420	4,269,018
	AbbVie Inc.
	3.450%, 03/15/22		6,000	6,172,169
AbbVie, Inc.
	3.250%, 10/01/22		3,200	3,325,649
	2.900%, 11/06/22		1,080	1,126,711
	Aetna, Inc.
	2.750%, 11/15/22		5,000	5,179,460
Altria Group, Inc.
	2.850%, 08/09/22		1,104	1,144,756
	1.000%, 02/15/23	EUR	1,500	1,855,741
American International Group, Inc.
	1.500%, 06/08/23	EUR	2,000	2,508,358
	4.125%, 02/15/24		307	339,239

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Amgen, Inc.
1.250%, 02/25/22	EUR	270	$331,706
Anthem, Inc.
3.300%, 01/15/23		5,000	5,277,990
Assurant, Inc.
4.200%, 09/27/23		1,500	1,635,675
AT&T, Inc.
2.500%, 03/15/23	EUR	5,000	6,371,378
1.950%, 09/15/23	EUR	175	222,812
Autodesk, Inc.
3.600%, 12/15/22		2,239	2,337,170
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		420	437,496
Bank of America Corp.
1.625%, 09/14/22	EUR	1,500	1,875,444
0.750%, 07/26/23	EUR	2,000	2,480,791
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,464,214
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	1,000	1,233,573
0.750%, 03/16/23	EUR	1,500	1,854,022
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	1,900	2,325,938
2.150%, 11/25/22	EUR	5,000	6,280,362
3.650%, 03/15/25		1,000	1,105,050
4.100%, 04/13/25		1,000	1,128,255
Broadcom, Inc.
4.700%, 04/15/25		5,050	5,764,484
Brown & Brown, Inc.
4.200%, 09/15/24		1,429	1,599,969
Bunge, Ltd. Finance Corp.
4.350%, 03/15/24		6,000	6,633,970
1.630%, 08/17/25		500	512,094
Campbell Soup Co.
3.650%, 03/15/23		286	304,679
Capital One Financial Corp.
3.750%, 04/24/24		700	766,257
0.800%, 06/12/24	EUR	2,000	2,482,285
3.200%, 02/05/25		1,000	1,085,805
Cardinal Health, Inc.
3.200%, 06/15/22		4,000	4,148,658
Carrier Global Corp.
2.242%, 02/15/25		3,129	3,289,613
Caterpillar Financial Services Corp. Floating Rate Note
(r) 0.447%, 03/15/21		1,000	1,000,317
(r) 0.612%, 05/17/21		2,766	2,768,931
(r) 0.505%, 09/07/21		2,000	2,003,432
Church & Dwight Co., Inc.
2.875%, 10/01/22		2,000	2,080,947
CNA Financial Corp.
3.950%, 05/15/24		7,000	7,709,626
CNH Industrial Capital LLC
4.200%, 01/15/24		380	417,517
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Coca-Cola Co. (The)
	0.750%, 03/09/23	EUR	2,000	$2,471,059
Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,568,584
Constellation Brands, Inc.
	2.700%, 05/09/22		565	579,810
Cox Communications, Inc.
Ω	3.250%, 12/15/22		5,000	5,262,741
Daimler Finance North America LLC
#Ω	3.300%, 05/19/25		500	549,719
Discovery Communications LLC
	3.450%, 03/15/25		200	218,525
DuPont de Nemours, Inc.
	2.169%, 05/01/23		8,200	8,252,435
DXC Technology Co.
	4.125%, 04/15/25		1,000	1,106,074
E*TRADE Financial Corp.
	2.950%, 08/24/22		4,506	4,672,541
eBay, Inc.
	2.600%, 07/15/22		760	780,253
Edison International
#	2.400%, 09/15/22		1,300	1,331,394
	4.950%, 04/15/25		6,000	6,819,544
Energy Transfer Operating L.P.
	3.600%, 02/01/23		700	731,920
Enterprise Products Operating LLC
	3.350%, 03/15/23		1,200	1,265,213
Equifax, Inc.
	3.300%, 12/15/22		1,000	1,044,835
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		4,000	4,453,542
Exelon Corp.
	3.950%, 06/15/25		1,700	1,911,352
Exelon Generation Co. LLC
	3.400%, 03/15/22		815	840,485
	3.250%, 06/01/25		2,000	2,173,447
FedEx Corp.
	1.000%, 01/11/23	EUR	7,000	8,659,443
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		721	840,015
GATX Corp.
	4.750%, 06/15/22		5,000	5,277,251
GE Capital Funding LLC
Ω	3.450%, 05/15/25		2,000	2,193,754
General Electric Co.
	0.375%, 05/17/22	EUR	1,000	1,220,248
	1.250%, 05/26/23	EUR	1,500	1,869,950
General Mills, Inc.
	1.000%, 04/27/23	EUR	1,809	2,248,209
General Motors Co.
	6.125%, 10/01/25		500	602,281

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
General Motors Financial Co., Inc.
	4.200%, 03/01/21		500	$500,000
	3.450%, 01/14/22		3,705	3,798,421
	3.250%, 01/05/23		900	942,326
	2.750%, 06/20/25		2,000	2,125,519
	Glencore Funding LLC
Ω	4.625%, 04/29/24		1,200	1,343,393
	Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,066,434
Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	4,000	3,130,526
	5.250%, 07/27/21		3,000	3,072,841
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		1,924	1,964,318
	0.900%, 11/19/24	EUR	2,000	2,476,549
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		4,000	4,389,280
	4.650%, 10/01/24		3,500	3,966,983
	Honeywell International, Inc.
	1.300%, 02/22/23	EUR	8,000	10,013,900
	Humana, Inc.
	3.850%, 10/01/24		6,850	7,565,187
	Inter-American Development Bank
	2.750%, 10/30/25	AUD	10,000	8,428,240
International Business Machines Corp.
	0.500%, 09/07/21	EUR	2,250	2,744,068
	1.250%, 05/26/23	EUR	2,923	3,666,941
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		2,000	2,222,467
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,108,413
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	4,501	5,612,497
JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	4,000	4,888,003
	0.625%, 01/25/24	EUR	3,333	4,126,060
	Kellogg Co.
	0.800%, 11/17/22	EUR	1,790	2,210,246
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		4,684	4,841,823
	Kinder Morgan, Inc.
	4.300%, 06/01/25		2,000	2,259,951
	Lazard Group LLC
	3.750%, 02/13/25		2,460	2,724,789
	LyondellBasell Industries NV
	5.750%, 04/15/24		500	572,886
Marathon Petroleum Corp.
	4.500%, 05/01/23		200	216,383
	4.700%, 05/01/25		3,900	4,451,007
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	1,000	1,241,049
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	2,062	$2,513,725
	Micron Technology, Inc.
	2.497%, 04/24/23		300	313,007
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	7,112	8,921,120
Morgan Stanley
	2.375%, 03/31/21	EUR	1,000	1,218,899
	3.125%, 08/05/21	CAD	4,000	3,173,631
	1.875%, 03/30/23	EUR	1,500	1,900,983
	1.750%, 03/11/24	EUR	3,314	4,243,218
	Mosaic Co. (The)
	3.750%, 11/15/21		6,000	6,106,227
	MPLX L.P.
	4.875%, 12/01/24		165	187,482
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,716,678
	4.200%, 11/29/23		331	360,569
	National Rural Utilities Cooperative Finance Corp. Floating Rate Note
(r)	0.615%, 06/30/21		2,600	2,603,097
	NetApp, Inc.
	3.250%, 12/15/22		500	520,008
	Newmont Corp.
	3.625%, 06/09/21		500	503,182
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		5,914	6,144,801
	Oracle Corp.
	2.250%, 01/10/21	EUR	1,140	1,383,446
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		361	369,797
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	6,680	8,151,356
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	2,000	2,663,537
	Phillips 66 Partners L.P.
	2.450%, 12/15/24		851	895,680
	Procter & Gamble Co. (The)
	2.000%, 08/16/22	EUR	400	502,924
	Prudential Financial, Inc.
#	3.500%, 05/15/24		3,000	3,295,704
	Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,295,991
Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,459,077
	2.500%, 09/01/24		2,000	2,121,119
	Sempra Energy
#	4.050%, 12/01/23		1,000	1,090,453
	Simon Property Group L.P.
	3.500%, 09/01/25		2,000	2,206,929
	Sky, Ltd.
	1.875%, 11/24/23	EUR	2,748	3,529,622

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Southwest Airlines Co.
	4.750%, 05/04/23		1,000	$1,083,622
	Steel Dynamics, Inc.
	2.400%, 06/15/25		100	106,172
	Stryker Corp.
	1.125%, 11/30/23	EUR	2,277	2,859,453
	Sysco Corp.
	3.550%, 03/15/25		7,667	8,480,754
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	8,546	10,533,860
	Utah Acquisition Sub Inc
	2.250%, 11/22/24	EUR	2,000	2,611,214
	Valero Energy Corp.
	2.850%, 04/15/25		2,000	2,123,573
Ventas Realty L.P.
	3.100%, 01/15/23		500	523,510
#	3.500%, 04/15/24		1,000	1,085,598
	Verizon Communications, Inc.
	3.376%, 02/15/25		1,000	1,100,405
	VF Corp.
	2.050%, 04/23/22		800	816,835
	ViacomCBS, Inc.
	4.750%, 05/15/25		4,500	5,190,057
	Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,069,642
	Wells Fargo & Co.
	1.500%, 09/12/22	EUR	300	374,358
	Wells Fargo Bank NA Floating Rate Note
(r)	0.732%, 10/22/21		6,000	6,018,268
	Whirlpool Corp.
	3.700%, 03/01/23		1,000	1,066,208
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Williams Cos., Inc. (The)
	3.700%, 01/15/23	1,670	$1,758,538
	TOTAL UNITED STATES		394,964,158
	TOTAL BONDS		1,078,942,919
U.S. TREASURY OBLIGATIONS — (7.8%)
	U.S. Treasury Notes
(r)	0.219%, 04/30/21	21,500	21,507,347
(r)	0.300%, 07/31/21	13,000	13,012,858
(r)	0.194%, 04/30/22	22,000	22,022,128
(r)	0.135%, 07/31/22	35,000	35,010,714
	TOTAL U.S. TREASURY OBLIGATIONS		91,553,047
	TOTAL INVESTMENT SECURITIES (Cost $1,123,808,289)		1,170,495,966
COMMERCIAL PAPER — (0.5%)
	Walt Disney Co. (The)
Ω	0.700%, 04/30/21	6,000	5,995,890

		Shares
SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	215,518	2,493,753
TOTAL INVESTMENTS — (100.0%)
(Cost $1,132,291,694)^^			$1,178,985,609

As of January 31, 2021, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	6,903,689	AUD	8,884,897	Bank of America Corp.	02/05/21	$113,291
USD	5,180,501	AUD	6,659,251	Barclays Capital	02/05/21	91,082
USD	3,112,798	AUD	4,037,917	Citibank, N.A.	02/05/21	26,768
USD	20,175,698	AUD	26,119,799	HSBC Bank	02/05/21	213,300
USD	6,611,574	AUD	8,549,974	JP Morgan	02/05/21	77,144
USD	18,452,148	AUD	23,976,913	State Street Bank and Trust	02/05/21	127,479
USD	2,327,596	AUD	2,994,840	UBS AG	02/05/21	38,750
USD	2,401,736	NOK	20,258,973	Goldman Sachs International	02/10/21	36,533
USD	5,999,453	NZD	8,273,742	State Street Bank and Trust	02/11/21	54,018
USD	12,122,326	EUR	9,866,587	State Street Bank and Trust	02/17/21	144,853
USD	95,678,863	EUR	78,647,658	Bank of America Corp.	02/19/21	200,911
USD	23,562,150	SEK	194,852,456	Citibank, N.A.	03/08/21	235,686
USD	103,417,805	EUR	84,930,827	Royal Bank of Scotland	03/08/21	272,933

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	96,806,540	CAD	123,013,300	HSBC Bank	03/11/21	$598,481
Total Appreciation						$2,231,229
EUR	3,294,376	USD	4,010,660	Citibank, N.A.	02/17/21	$(11,476)
USD	88,745,913	EUR	73,187,103	State Street Bank and Trust	02/22/21	(108,802)
USD	69,234,168	GBP	50,796,561	Citibank, N.A.	02/23/21	(371,860)
USD	91,614,681	EUR	75,540,968	State Street Bank and Trust	02/23/21	(99,820)
EUR	164,881	USD	200,752	Citibank, N.A.	03/08/21	(511)
Total (Depreciation)						$(592,469)
Total Appreciation (Depreciation)						$1,638,760
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$59,625,273	—	$59,625,273
Belgium	—	32,775,028	—	32,775,028
Canada	—	127,542,094	—	127,542,094
Denmark	—	8,109,040	—	8,109,040
Finland	—	7,629,644	—	7,629,644
France	—	20,504,824	—	20,504,824
Germany	—	37,761,489	—	37,761,489
Italy	—	20,432,144	—	20,432,144
Japan	—	66,416,050	—	66,416,050
Jersey, Channel Islands	—	595,217	—	595,217
Netherlands	—	56,007,073	—	56,007,073
New Zealand	—	5,841,987	—	5,841,987
Norway	—	1,225,928	—	1,225,928
Singapore	—	5,150,465	—	5,150,465
Spain	—	20,104,993	—	20,104,993
Supranational Organization Obligations	—	112,122,810	—	112,122,810
Sweden	—	31,724,039	—	31,724,039
Switzerland	—	14,163,652	—	14,163,652
United Kingdom	—	56,247,011	—	56,247,011
United States	—	394,964,158	—	394,964,158
U.S. Treasury Obligations	—	91,553,047	—	91,553,047
Commercial Paper	—	5,995,890	—	5,995,890
Securities Lending Collateral	—	2,493,753	—	2,493,753
Forward Currency Contracts**	—	1,638,760	—	1,638,760
TOTAL	—	$1,180,624,369	—	$1,180,624,369
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (31.6%)
Federal Farm Credit Discount Notes
	0.000%, 03/03/21	8,000	$7,999,667
Federal Home Loan Bank
	0.000%, 02/05/21	42,000	41,999,813
	0.000%, 02/19/21	39,000	38,999,220
	0.000%, 02/24/21	3,250	3,249,917
	0.000%, 02/26/21	62,000	61,998,278
	0.000%, 03/03/21	100,000	99,995,833
	0.000%, 03/10/21	46,500	46,497,610
	0.000%, 03/12/21	138,825	138,817,480
	0.000%, 03/17/21	166,500	166,489,825
	0.000%, 03/19/21	70,000	69,995,528
TOTAL AGENCY OBLIGATIONS			676,043,171
U.S. TREASURY OBLIGATIONS — (68.3%)
U.S. Treasury Bills
∞	0.074%, 02/02/21	129,500	129,499,911
∞	0.043%, 02/04/21	133,000	132,999,570
∞	0.076%, 02/09/21	12,500	12,499,875
∞	0.091%, 02/11/21	111,000	110,998,689
∞	0.076%, 02/16/21	87,000	86,998,459
∞	0.061%, 03/04/21	15,000	14,999,354
∞	0.065%, 03/11/21	113,000	112,994,931
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.135%, 10/31/22	167,750	167,802,731
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.194%, 04/30/22	265,500	265,767,040
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.154%, FRN
(r)	0.234%, 01/31/22	251,500	251,819,571
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.300%, FRN
(r)	0.380%, 10/31/21	174,900	175,265,352
TOTAL U.S. TREASURY OBLIGATIONS			1,461,645,483
TOTAL INVESTMENT SECURITIES (Cost $2,137,212,724)			2,137,688,654

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.030%	3,084,247	3,084,247
TOTAL INVESTMENTS — (100.0%)
(Cost $2,140,296,971)^^		$2,140,772,901

DFA Short-Term Government Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$676,043,171	—	$676,043,171
U.S. Treasury Obligations	—	1,461,645,483	—	1,461,645,483
Temporary Cash Investments	$3,084,247	—	—	3,084,247
TOTAL	$3,084,247	$2,137,688,654	—	$2,140,772,901

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.3%)
AUSTRALIA — (7.6%)
ANZ New Zealand International, Ltd.
	0.400%, 03/01/22	EUR	27,377	$33,477,836
ASB Finance, Ltd.
	0.500%, 06/10/22	EUR	41,239	50,546,525
Australia & New Zealand Banking Group, Ltd.
	2.800%, 08/16/21	AUD	6,649	5,154,290
Australia & New Zealand Banking Group, Ltd. Floating Rate Note
(r)	1.200%, 04/07/21	AUD	3,500	2,680,032
(r)	0.760%, 07/16/21	AUD	27,500	21,079,279
(r)	1.150%, 08/16/21	AUD	6,000	4,610,932
(r)	0.839%, 12/06/21	AUD	2,000	1,537,463
(r)	0.901%, 02/08/22	AUD	9,000	6,931,354
(r)	1.019%, 03/07/22	AUD	11,000	8,486,251
(r)	0.600%, 08/29/22	AUD	4,450	3,424,993
(r)	0.780%, 01/18/23	AUD	20,000	15,467,179
(r)	0.921%, 05/09/23	AUD	31,000	24,088,785
(r)	1.049%, 12/06/23	AUD	36,793	28,779,277
(r)	1.121%, 02/08/24	AUD	47,000	36,891,635
(r)	0.790%, 08/29/24	AUD	82,000	63,850,339
(r)	0.770%, 01/16/25	AUD	145,650	113,410,733
Commonwealth Bank of Australia
	2.900%, 07/12/21	AUD	2,000	1,547,206
	0.500%, 07/11/22	EUR	16,950	20,830,858
Commonwealth Bank of Australia Floating Rate Note
(r)	1.120%, 01/17/22	AUD	1,300	1,002,942
(r)	0.890%, 07/25/22	AUD	11,060	8,545,942
(r)	0.810%, 04/25/23	AUD	35,100	27,205,745
(r)	0.950%, 08/16/23	AUD	30,000	23,369,153
(r)	1.146%, 01/11/24	AUD	7,150	5,611,653
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	3,500	2,695,877
	0.875%, 01/20/22	EUR	9,168	11,267,543
	0.350%, 09/07/22	EUR	27,190	33,375,870
National Australia Bank, Ltd. Floating Rate Note
(r)	0.710%, 04/16/21	AUD	11,500	8,799,770
(r)	1.190%, 05/12/21	AUD	29,500	22,612,968
(r)	1.060%, 10/21/21	AUD	4,000	3,077,718
(r)	0.916%, 07/05/22	AUD	11,455	8,848,888
(r)	0.822%, 02/10/23	AUD	14,906	11,539,068
(r)	0.920%, 05/16/23	AUD	7,084	5,503,962
(r)	0.950%, 09/26/23	AUD	78,732	61,344,999
(r)	1.060%, 02/26/24	AUD	13,211	10,346,302
(r)	0.934%, 06/19/24	AUD	42,150	32,948,873
(r)	0.780%, 01/21/25	AUD	120,327	93,735,218
Westpac Banking Corp.
	0.250%, 01/17/22	EUR	12,912	15,774,963
	2.625%, 12/14/22	GBP	5,416	7,747,988
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp. Floating Rate Note
(r)	1.190%, 06/03/21	AUD	500	$383,487
(r)	1.131%, 02/07/22	AUD	7,500	5,789,479
(r)	0.640%, 05/16/22	AUD	7,000	5,382,661
(r)	0.849%, 03/06/23	AUD	17,000	13,167,986
(r)	0.970%, 11/16/23	AUD	12,300	9,598,915
(r)	1.150%, 04/24/24	AUD	89,500	70,397,146
(r)	0.900%, 08/16/24	AUD	94,100	73,511,470
TOTAL AUSTRALIA				1,016,381,553
AUSTRIA — (0.2%)
Autobahnen- und Schnell- strassen-Finanzierungs AG
	1.375%, 04/09/21	EUR	2,500	3,044,401
Oesterreichische Kontrollbank AG
	0.750%, 03/07/22	GBP	8,000	11,042,336
	1.125%, 12/15/22	GBP	2,907	4,058,808
Oesterreichische Kontrollbank AG Floating Rate Note
(r)	0.223%, 11/22/21		14,200	14,199,741
TOTAL AUSTRIA				32,345,286
BELGIUM — (3.5%)
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	43,150	52,407,182
	0.875%, 09/07/21	GBP	9,900	13,629,515
	0.625%, 01/21/22	EUR	30,650	37,623,262
	0.250%, 06/02/22	EUR	72,400	88,809,884
	1.125%, 06/15/22	GBP	35,400	49,189,311
	0.750%, 01/25/23	EUR	60,100	74,749,078
	0.250%, 06/01/23	EUR	6,600	8,151,602
Euroclear Bank SA Floating Rate Note
(r)	0.000%, 03/08/21	EUR	167	202,764
Kingdom of Belgium Treasury Bill
	(0.156%), 03/11/21	EUR	115,100	139,768,610
TOTAL BELGIUM				464,531,208
CANADA — (20.0%)
Bank of Montreal
	1.880%, 03/31/21	CAD	86,816	68,069,854
	1.610%, 10/28/21	CAD	177,800	140,432,454
	0.250%, 11/17/21	EUR	28,011	34,192,409
	1.375%, 12/29/21	GBP	2,613	3,619,692
	2.270%, 07/11/22	CAD	4,000	3,213,857
Bank of Montreal Floating Rate Note
(r)	0.789%, 09/07/21	AUD	3,400	2,608,474
(r)	0.000%, 09/28/21	EUR	57,052	69,467,366

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
(r)	0.000%, 03/14/22	EUR	9,953	$12,138,851
(r)	0.939%, 10/06/22	AUD	11,000	8,503,677
(r)	1.009%, 09/07/23	AUD	8,100	6,295,889
Bank of Nova Scotia (The)
	1.900%, 12/02/21	CAD	77,500	61,443,030
	0.375%, 04/06/22	EUR	29,000	35,492,358
	1.830%, 04/27/22	CAD	45,000	35,834,252
	1.250%, 06/08/22	GBP	3,890	5,400,612
	1.750%, 12/23/22	GBP	25,148	35,377,905
Canada Housing Trust No 1 Floating Rate Note
(r)Ω	0.649%, 03/15/22	CAD	36,500	28,682,221
(r)Ω	0.589%, 09/15/22	CAD	50,000	39,330,205
(r)Ω	0.489%, 03/15/23	CAD	70,000	55,033,822
(r)Ω	0.429%, 09/15/23	CAD	86,000	67,573,975
(r)Ω	0.439%, 03/15/24	CAD	215,000	169,084,575
(r)Ω	0.449%, 03/15/25	CAD	35,000	27,574,389
Canadian Imperial Bank of Commerce
	1.900%, 04/26/21	CAD	114,200	89,673,010
	2.900%, 09/14/21	CAD	43,000	34,170,667
	2.040%, 03/21/22	CAD	116,500	92,856,536
	2.300%, 07/11/22	CAD	20,000	16,076,168
	0.750%, 03/22/23	EUR	2,000	2,480,476
Export Development Canada Floating Rate Note
(r)	0.128%, 11/15/21	GBP	28,000	38,354,768
(r)	0.339%, 01/31/22	GBP	32,000	43,918,464
(r)	0.359%, 05/29/24	GBP	5,399	7,422,888
(r)	0.379%, 01/17/25	GBP	51,500	70,838,481
Hydro-Quebec Floating Rate Note
(r)	0.648%, 04/14/23	CAD	32,000	25,162,072
Province of Manitoba Canada
	0.750%, 12/15/21	GBP	8,500	11,704,648
	1.500%, 12/15/22	GBP	36,230	50,807,888
Province of Ontario Canada
	3.150%, 06/02/22	CAD	55,200	44,853,265
Province of Ontario Canada Floating Rate Note
(r)	0.698%, 10/27/21	CAD	14,250	11,186,821
(r)	0.630%, 06/27/22	CAD	10,000	7,867,840
(r)	0.540%, 08/21/23	CAD	270,500	213,171,980
Province of Quebec Canada
	0.875%, 05/24/22	GBP	11,551	15,978,653
Province of Quebec Canada Floating Rate Note
(r)	0.984%, 10/19/23	CAD	173,500	138,410,600
(r)	0.855%, 10/13/24	CAD	119,900	95,817,798
Quebec, Province of Canada
	1.500%, 12/15/23	GBP	20,000	28,400,089
Royal Bank of Canada
	2.030%, 03/15/21	CAD	52,500	41,149,325
	1.968%, 03/02/22	CAD	364,534	290,216,101
	2.000%, 03/21/22	CAD	83,000	66,164,387
Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	13,483	16,379,600
		Face Amount^	Value†
		(000)
CANADA — (Continued)
1.994%, 03/23/22	CAD	328,967	$262,095,694
3.005%, 05/30/23	CAD	67,680	56,019,722
TOTAL CANADA			2,680,547,808
DENMARK — (1.3%)
Kommunekredit
0.000%, 09/08/22	EUR	30,214	36,993,101
0.250%, 03/29/23	EUR	66,308	81,899,890
0.250%, 05/15/23	EUR	36,868	45,575,477
0.125%, 08/28/23	EUR	3,193	3,941,875
TOTAL DENMARK			168,410,343
FINLAND — (2.2%)
Finland T-Bill
(0.650%), 02/09/21	EUR	72,500	87,991,807
(0.294%), 05/11/21	EUR	27,500	33,423,655
Municipality Finance P.L.C.
1.250%, 12/07/22	GBP	55,568	77,708,724
Nordea Bank Abp Floating Rate Note
(r) 0.000%, 09/27/21	EUR	5,930	7,221,306
OP Corporate Bank P.L.C.
0.750%, 03/03/22	EUR	56,018	68,789,587
2.500%, 05/20/22	GBP	2,550	3,597,224
0.375%, 10/11/22	EUR	16,840	20,680,591
TOTAL FINLAND			299,412,894
FRANCE — (7.8%)
Agence Francaise de Developpement
0.125%, 04/30/22	EUR	58,200	71,145,866
Agence Francaise de Developpement EPIC
0.125%, 03/31/21	EUR	33,700	40,934,407
0.500%, 10/25/22	EUR	19,600	24,170,064
Agence Francaise de Developpement EPIC Floating Rate Note
(r) 0.345%, 06/07/21		47,600	47,614,420
Bpifrance Financement SA
0.100%, 02/19/21	EUR	13,100	15,901,155
0.750%, 10/25/21	EUR	12,400	15,182,212
Caisse Centrale du Credit Immobilier de France SA
0.125%, 03/01/21	EUR	16,800	20,394,931
Caisse d'Amortissement de la Dette Sociale
0.125%, 11/25/22	EUR	249,200	305,839,896
0.500%, 05/25/23	EUR	23,900	29,682,523
0.125%, 10/25/23	EUR	46,900	57,945,700
Caisse des Depots et Consignations
0.875%, 12/15/21	GBP	17,500	24,145,472
France Treasury Bill BTF
(0.580%), 02/10/21	EUR	7,000	8,496,017

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Sanofi
	0.875%, 09/22/21	EUR	9,000	$10,973,825
	0.000%, 03/21/22	EUR	23,000	28,008,604
	0.000%, 09/13/22	EUR	12,200	14,872,017
	0.500%, 03/21/23	EUR	132,300	163,122,086
SNCF Reseau
	0.100%, 05/27/21	EUR	19,600	23,822,105
	5.500%, 12/01/21	GBP	4,066	5,820,613
Total Capital International SA
	2.125%, 03/15/23	EUR	4,500	5,742,847
	0.250%, 07/12/23	EUR	7,000	8,610,224
Unedic Asseo
	0.875%, 10/25/22	EUR	97,900	121,571,838
	0.250%, 11/24/23	EUR	5,000	6,193,763
TOTAL FRANCE				1,050,190,585
GERMANY — (6.7%)
Bayerische Landesbodenkreditanstalt
	2.500%, 02/09/22	EUR	17,829	22,307,838
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	2,903	3,571,375
	4.375%, 09/23/21	EUR	2,080	2,599,732
	2.500%, 09/12/23	EUR	1,000	1,300,131
Deutsche Bahn Finance GMBH Floating Rate Note
(r)	0.000%, 10/13/23	EUR	3,635	4,446,163
Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	10,000	12,139,136
FMS Wertmanagement
	3.000%, 09/08/21	EUR	2,200	2,726,633
	1.125%, 09/07/23	GBP	20,300	28,539,884
FMS Wertmanagement Floating Rate Note
(r)	0.000%, 04/06/21	EUR	3,000	3,644,333
Kreditanstalt fuer Wiederaufbau
	2.800%, 02/17/21	AUD	11,020	8,431,439
	6.250%, 05/19/21	AUD	10,600	8,247,635
	5.550%, 06/07/21	GBP	30,000	41,897,411
Land Baden-Wuerttemberg Floating Rate Note
(r)	0.168%, 07/19/21	EUR	16,412	19,984,133
(r)	0.168%, 07/19/22	EUR	6,770	8,304,345
(r)	0.446%, 07/19/22	EUR	9,000	11,058,798
(r)	0.168%, 01/23/23	EUR	29,000	35,709,709
(r)	0.267%, 02/19/24	EUR	1,000	1,240,694
(r)	0.368%, 07/22/25	EUR	29,600	37,447,855
Land Berlin Floating Rate Note
(r)	0.151%, 01/14/22	EUR	20,000	24,432,393
Landeskreditbank Baden-Wuertteberg Foerderbank
	1.125%, 05/17/21	GBP	17,200	23,640,771
		Face Amount^	Value†
		(000)
GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.875%, 03/07/22	GBP	5,485	$7,580,536
Landeskreditbank Baden-Wuerttemberg Foerderbank Floating Rate Note
(r) 0.371%, 09/27/21		37,335	37,358,969
(r) 0.404%, 03/15/22		9,600	9,618,432
Landwirtschaftliche Rentenbank
0.050%, 06/12/23	EUR	23,300	28,726,532
NRW Bank
0.000%, 11/11/22	EUR	93,540	114,640,814
0.125%, 03/10/23	EUR	29,500	36,307,709
0.125%, 07/07/23	EUR	110,300	136,048,388
State of Brandenburg Floating Rate Note
(r) 0.000%, 11/28/22	EUR	6,000	7,354,197
State of North Rhine-Westphalia Germany
0.375%, 10/19/21	EUR	10,090	12,327,979
0.000%, 12/05/22	EUR	36,030	44,204,456
0.375%, 02/16/23	EUR	11,859	14,676,291
0.125%, 03/16/23	EUR	6,735	8,296,852
State of North Rhine-Westphalia Germany Floating Rate Note
(r) 0.097%, 10/29/21	GBP	103,700	142,033,708
(r) 0.429%, 10/15/24	GBP	400	550,680
TOTAL GERMANY			901,395,951
JAPAN — (2.6%)
Total Capital Canada, Ltd.
1.125%, 03/18/22	EUR	21,600	26,644,654
Toyota Credit Canada, Inc.
2.200%, 02/25/21	CAD	13,000	10,181,427
2.020%, 02/28/22	CAD	43,966	35,031,146
2.350%, 07/18/22	CAD	34,200	27,500,143
Toyota Finance Australia, Ltd.
0.000%, 04/09/21	EUR	11,735	14,251,115
1.625%, 07/11/22	GBP	2,000	2,794,558
0.500%, 04/06/23	EUR	12,500	15,414,857
0.250%, 04/09/24	EUR	4,000	4,923,370
Toyota Motor Credit Corp.
1.000%, 03/09/21	EUR	9,640	11,713,358
0.000%, 07/21/21	EUR	19,201	23,342,049
1.125%, 09/07/21	GBP	3,352	4,618,959
2.600%, 01/11/22		48,709	49,743,728
0.750%, 07/21/22	EUR	61,577	75,779,340
2.375%, 02/01/23	EUR	20,648	26,371,680
Toyota Motor Finance Netherlands BV
0.250%, 01/10/22	EUR	13,693	16,699,987
0.625%, 09/26/23	EUR	4,000	4,968,514
TOTAL JAPAN			349,978,885

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (9.3%)
Allianz Finance II B.V.
	3.500%, 02/14/22	EUR	6,900	$8,708,800
BNG Bank NV
	1.250%, 12/15/21	GBP	79,900	110,636,310
	1.000%, 03/15/22	GBP	5,030	6,963,407
	1.000%, 06/17/22	GBP	15,457	21,445,979
	0.250%, 02/22/23	EUR	33,100	40,847,746
	0.050%, 07/11/23	EUR	184,891	227,787,119
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	18,733	22,833,450
	2.750%, 01/10/22		31,570	32,314,945
	4.000%, 01/11/22	EUR	1,230	1,555,988
	2.250%, 03/23/22	GBP	6,142	8,609,557
	4.750%, 06/06/22	EUR	35,519	46,081,350
	0.500%, 12/06/22	EUR	22,849	28,176,326
Cooperatieve Rabobank UA Floating Rate Note
(r)	0.338%, 01/12/24		72,500	72,605,510
Nederlandse Waterschapsbank NV
	0.125%, 09/25/23	EUR	55,009	68,024,512
Nederlandse Waterschapsbank NV Floating Rate Note
(r)Ω	0.287%, 12/15/21		295,000	295,182,900
(r)	0.287%, 12/15/21		17,000	17,010,540
Shell International Finance BV
	1.625%, 03/24/21	EUR	40,143	48,848,512
	1.250%, 03/15/22	EUR	43,619	53,862,593
	1.000%, 04/06/22	EUR	55,401	68,233,612
	2.375%, 08/21/22		24,379	25,159,334
Toyota Motor Finance Netherlands BV Floating Rate Note
(r)	0.158%, 09/30/21	EUR	31,000	37,703,552
TOTAL NETHERLANDS				1,242,592,042
NEW ZEALAND — (0.1%)
New Zealand Government Bond
	6.000%, 05/15/21	NZD	18,000	13,144,471
NORWAY — (2.6%)
DNB Bank ASA Floating Rate Note
(r)	0.207%, 07/25/22	EUR	13,800	16,917,803
Equinor ASA
	5.625%, 03/11/21	EUR	1,210	1,477,364
	0.875%, 02/17/23	EUR	28,954	35,864,802
Kommunalbanken A.S.
	1.125%, 12/15/21	GBP	31,237	43,197,073
	0.125%, 03/21/22	SEK	200,000	23,972,332
	1.500%, 04/19/22	NOK	100,000	11,806,481
	1.125%, 11/30/22	GBP	57,699	80,528,482
	1.500%, 12/15/23	GBP	4,000	5,688,129
Kommunalbanken A.S. Floating Rate Note
(r)	0.281%, 04/15/21		22,000	22,004,228
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
(r)	0.356%, 09/08/21		25,000	$25,012,750
(r)Ω	0.285%, 02/24/22		75,000	75,052,501
TOTAL NORWAY				341,521,945
SINGAPORE — (3.0%)
DBS Bank, Ltd. Floating Rate Note
(r)	0.738%, 08/23/21	AUD	6,000	4,600,598
(r)	0.650%, 09/13/22	AUD	10,000	7,694,128
Monetary Authority of Singapore Bill
	0.349%, 02/15/21	SGD	150,000	112,904,840
	0.322%, 02/19/21	SGD	50,000	37,633,713
	0.400%, 03/12/21	SGD	150,000	112,881,611
	0.330%, 04/09/21	SGD	40,000	30,094,839
Oversea-Chinese Banking Corp., Ltd. Floating Rate Note
(r)	0.710%, 04/23/21	AUD	36,100	27,626,323
(r)	0.739%, 09/06/21	AUD	1,000	767,050
(r)	0.638%, 05/23/22	AUD	25,000	19,211,854
(r)	0.649%, 12/05/22	AUD	5,000	3,850,311
Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	7,685	9,371,192
	4.625%, 07/26/22	GBP	4,200	6,117,667
United Overseas Bank, Ltd. Floating Rate Note
(r)	0.820%, 01/24/22	AUD	800	615,207
(r)	0.540%, 07/25/22	AUD	37,500	28,790,097
TOTAL SINGAPORE				402,159,430
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (17.4%)
African Development Bank
	5.250%, 03/23/22	AUD	2,500	2,020,169
	0.250%, 01/24/24	EUR	2,790	3,463,744
African Development Bank Floating Rate Note
#(r)	0.230%, 12/15/21		84,500	84,493,240
Asian Development Bank
	1.000%, 12/15/22	GBP	22,333	31,154,763
	0.200%, 05/25/23	EUR	142,622	176,125,048
	0.370%, 06/26/23	SEK	200,000	24,112,346
Asian Development Bank Floating Rate Note
(r)	0.309%, 02/01/22	GBP	69,500	95,372,085
(r)	0.339%, 03/19/24	GBP	58,306	80,157,998
(r)	0.330%, 05/28/24		15,000	15,000,000
Council Of Europe Development Bank
	0.375%, 10/27/22	EUR	34,897	43,075,781
	0.125%, 05/25/23	EUR	46,005	56,804,796
EUROFIMA
	0.250%, 04/25/23	EUR	3,373	4,163,298
EUROFIMA Floating Rate Note
(r)	0.311%, 11/15/21		94,700	94,735,039
(r)	0.321%, 03/11/22		20,782	20,772,440

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development Floating Rate Note
(r)	0.309%, 01/18/22	GBP	32,000	$43,916,272
(r)	0.330%, 08/19/22		104,539	104,735,533
(r)	0.299%, 02/27/23	GBP	23,695	32,542,652
(r)	0.316%, 03/13/23		43,290	43,382,641
(r)	0.349%, 02/28/24	GBP	20,500	28,199,585
(r)	0.315%, 10/15/24		136,000	136,100,640
(r)	0.360%, 11/13/24	GBP	9,000	12,394,707
European Financial Stability Facility
	0.200%, 01/17/24	EUR	30,694	38,164,560
European Investment Bank Floating Rate Note
(r)	0.329%, 01/10/22	GBP	39,750	54,578,061
(r)	0.399%, 06/29/23	GBP	54,491	75,056,556
(r)	0.359%, 01/15/25	GBP	133,000	183,449,093
(r)	1.049%, 09/08/25	GBP	70,370	100,136,097
European Stability Mechanism
	1.375%, 03/04/21	EUR	13,360	16,239,319
	0.100%, 07/31/23	EUR	26,229	32,422,232
European Stability Mechanism Treasury Bill
	(0.638%), 02/04/21	EUR	37,000	44,902,792
	(0.640%), 03/04/21	EUR	40,278	48,902,919
	(0.572%), 03/18/21	EUR	24,000	29,146,028
	(0.613%), 04/08/21	EUR	5,550	6,742,321
Inter-American Development Bank
	6.000%, 02/26/21	AUD	8,000	6,137,635
	4.750%, 08/27/24	AUD	23,000	20,314,161
Inter-American Development Bank Floating Rate Note
(r)	0.241%, 01/15/22		259	258,995
(r)	0.316%, 09/16/22		41,135	41,215,625
Inter-American Investment Corp. Floating Rate Note
(r)	0.314%, 10/12/21		37,805	37,812,485
International Bank for Reconstruction & Development
	1.000%, 12/19/22	GBP	11,785	16,441,745
	0.289%, 10/04/23	GBP	26,000	35,699,285
International Bank for Reconstruction & Development Floating Rate Note
(r)	0.320%, 05/15/24	GBP	41,627	57,221,861
(r)	0.446%, 06/17/24		12,003	12,077,706
(r)	0.379%, 08/06/24		234,182	235,263,921
International Finance Corp.
	2.700%, 02/05/21	AUD	10,005	7,647,944
International Finance Corp. Floating Rate Note
(r)	0.299%, 01/18/22	GBP	40,500	55,574,763
Nordic Investment Bank
	1.500%, 01/24/22	NOK	80,000	9,378,405
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
1.500%, 08/31/22	NOK	100,000	$11,854,137
1.375%, 06/19/23	NOK	200,000	23,745,072
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			2,333,106,495
SWEDEN — (8.0%)
Kommuninvest I Sverige AB
0.250%, 06/01/22	SEK	2,142,600	257,220,716
0.750%, 02/22/23	SEK	698,750	84,971,934
1.000%, 11/13/23	SEK	535,920	65,887,604
Skandinaviska Enskilda Banken AB
0.300%, 02/17/22	EUR	31,728	38,777,182
1.250%, 08/05/22	GBP	5,351	7,442,880
Skandinaviska Enskilda Banken AB Floating Rate Note
(r) 0.377%, 03/22/21	GBP	890	1,219,857
Svensk Exportkredit AB
1.375%, 12/15/22	GBP	31,487	44,156,617
1.375%, 12/15/23	GBP	8,000	11,329,038
Svensk Exportkredit AB Floating Rate Note
(r) 0.340%, 12/13/21		103,200	103,292,336
(r) 1.064%, 05/25/23		77,000	78,493,688
Svenska Handelsbanken AB
2.375%, 01/18/22	GBP	1,000	1,398,827
0.250%, 02/28/22	EUR	69,536	85,014,726
2.625%, 08/23/22	EUR	10,905	13,860,111
2.750%, 12/05/22	GBP	5,000	7,165,269
1.125%, 12/14/22	EUR	53,008	66,158,089
Svenska Handelsbanken AB Floating Rate Note
(r) 1.518%, 03/02/21	AUD	8,000	6,120,508
Sweden Treasury Bill
(0.126%), 03/17/21	SEK	1,597,200	191,176,453
TOTAL SWEDEN			1,063,685,835
SWITZERLAND — (0.7%)
Nestle Finance International, Ltd.
0.750%, 11/08/21	EUR	8,000	9,793,345
1.750%, 09/12/22	EUR	12,765	16,014,554
0.750%, 05/16/23	EUR	4,500	5,582,163
Novartis Finance SA
0.750%, 11/09/21	EUR	5,300	6,486,200
0.500%, 08/14/23	EUR	31,860	39,401,777
0.125%, 09/20/23	EUR	10,000	12,278,694
Roche Finance Europe BV
0.500%, 02/27/23	EUR	6,000	7,404,366
TOTAL SWITZERLAND			96,961,099

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (0.3%)
Transport for London
2.250%, 08/09/22	GBP	29,447	$41,490,241
UNITED STATES — (4.0%)
3M Co.
1.875%, 11/15/21	EUR	3,625	4,476,621
0.375%, 02/15/22	EUR	55,027	67,131,913
0.375%, 02/15/22	EUR	5,500	6,709,897
0.950%, 05/15/23	EUR	6,000	7,488,740
Apple, Inc.
1.000%, 11/10/22	EUR	27,825	34,562,364
Berkshire Hathaway, Inc.
0.625%, 01/17/23	EUR	37,658	46,453,896
0.750%, 03/16/23	EUR	26,918	33,271,045
1.300%, 03/15/24	EUR	4,271	5,397,924
Coca-Cola Co. (The)
0.750%, 03/09/23	EUR	22,430	27,712,923
Johnson & Johnson
0.250%, 01/20/22	EUR	41,680	50,852,160
Merck & Co., Inc.
1.125%, 10/15/21	EUR	29,745	36,335,271
Oracle Corp.
2.250%, 01/10/21	EUR	25,881	31,407,875
Pfizer, Inc.
0.250%, 03/06/22	EUR	96,493	117,746,826
Procter & Gamble Co. (The)
2.000%, 11/05/21	EUR	9,900	12,230,755
2.000%, 08/16/22	EUR	25,959	32,638,513
Walmart, Inc.
1.900%, 04/08/22	EUR	8,445	10,464,340
1.900%, 04/08/22	EUR	5,000	6,195,583
TOTAL UNITED STATES			531,076,646
TOTAL BONDS			13,028,932,717
		Face Amount^	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (1.6%)
U.S. Treasury Notes
(r)	0.135%, 07/31/22	75,000	$75,022,959
(r)	0.135%, 10/31/22	131,500	131,541,336
TOTAL U.S. TREASURY OBLIGATIONS			206,564,295
CERTIFICATES OF DEPOSIT — (1.1%)
AUSTRALIA — (0.7%)
(r)Ω	National Australia Bank, Ltd., Floating Rate Note	100,000,000	100,059,051
SWEDEN — (0.4%)
(r)Ω	Svenska Handelsbanken AB	50,000,000	50,000,000
TOTAL CERTIFICATES OF DEPOSIT			150,059,051
TOTAL INVESTMENT SECURITIES (Cost $12,854,645,887)			13,385,556,063

		Shares
SECURITIES LENDING COLLATERAL — (0.0%)
@§	The DFA Short Term Investment Fund	44,509	515,009
TOTAL INVESTMENTS — (100.0%)
(Cost $12,855,160,896)^^			$13,386,071,072

As of January 31, 2021, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	123,179,540	USD	149,078,038	Bank of America Corp.	02/01/21	$406,434
USD	21,443,044	EUR	17,474,242	Barclays Capital	02/01/21	237,186
SEK	609,529,979	USD	72,770,054	HSBC Bank	02/01/21	172,514
AUD	161,492,773	USD	122,828,173	JP Morgan	02/01/21	592,712
GBP	73,815,153	USD	100,732,587	State Street Bank and Trust	02/01/21	405,259
USD	74,155,674	SEK	609,529,979	UBS AG	02/01/21	1,213,106
CAD	163,455,406	USD	127,119,553	UBS AG	02/01/21	704,811
EUR	62,324,248	USD	75,632,345	Morgan Stanley and Co. International	02/02/21	1,217
USD	123,227,886	CAD	157,404,203	Barclays Capital	02/03/21	134,820
GBP	3,758,092	USD	5,133,841	Citibank, N.A.	02/04/21	15,352
USD	11,949,691	NOK	101,991,752	Goldman Sachs International	02/04/21	42,439
USD	15,682,689	AUD	20,336,502	JP Morgan	02/04/21	140,339
USD	51,964,446	AUD	67,784,850	State Street Bank and Trust	02/04/21	159,279

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	132,906,598	SEK	661,403,598	UBS AG	02/04/21	$2,428,098
USD	120,760,962	CAD	153,172,371	Mellon Bank	02/08/21	975,261
USD	10,088,584	CAD	12,887,801	State Street Bank and Trust	02/08/21	9,911
USD	127,785,345	CAD	162,991,486	UBS AG	02/09/21	320,403
USD	254,192,557	AUD	323,971,448	State Street Bank and Trust	02/10/21	3,730,602
EUR	648,305	USD	786,309	Citibank, N.A.	02/11/21	592
USD	123,681,292	CAD	157,260,639	UBS AG	02/11/21	697,336
USD	84,040,405	SEK	695,133,347	Morgan Stanley and Co. International	02/16/21	841,951
USD	464,809	AUD	602,245	Citibank, N.A.	02/17/21	4,505
USD	125,020,368	CAD	158,625,305	JP Morgan	02/17/21	966,972
USD	125,141,544	AUD	160,837,538	State Street Bank and Trust	02/17/21	2,211,083
USD	107,645,637	SEK	892,265,371	JP Morgan	02/19/21	849,601
USD	234,013,744	CAD	304,038,315	State Street Bank and Trust	02/19/21	628,332
USD	254,042,443	EUR	267,170,422	State Street Bank and Trust	02/22/21	1,225,680
USD	126,770,799	CAD	160,707,874	State Street Bank and Trust	02/23/21	1,086,477
USD	124,972,470	EUR	102,498,538	UBS AG	02/23/21	528,708
USD	2,883,028	GBP	2,100,646	Citibank, N.A.	02/24/21	4,518
USD	260,294,865	EUR	269,259,582	UBS AG	02/24/21	1,255,294
USD	131,098,993	CAD	166,896,832	Citibank, N.A.	02/25/21	573,714
USD	14,599,599	EUR	11,881,826	State Street Bank and Trust	02/26/21	172,890
USD	110,825,778	EUR	90,917,709	UBS AG	02/26/21	435,058
USD	148,922,995	EUR	121,136,174	Bank of America Corp.	03/01/21	1,831,840
USD	138,993,752	EUR	113,130,713	Bank of America Corp.	03/02/21	1,620,312
USD	73,252,448	SEK	606,383,983	Citibank, N.A.	03/02/21	665,254
USD	26,805,298	NOK	227,890,416	Societe Generale	03/02/21	199,308
USD	11,596,676	AUD	15,138,829	State Street Bank and Trust	03/02/21	25,006
USD	125,432,531	CAD	159,491,289	Bank of America Corp.	03/03/21	696,990
USD	272,553,454	EUR	281,773,887	UBS AG	03/03/21	3,385,613
USD	76,437,037	EUR	62,219,405	Bank of America Corp.	03/04/21	881,184
EUR	13,444,033	USD	16,311,676	JP Morgan	03/04/21	14,025
EUR	16,269,204	USD	19,675,861	State Street Bank and Trust	03/04/21	80,573
USD	206,648,234	EUR	226,478,624	Bank of America Corp.	03/05/21	2,613,749
USD	134,376,734	SEK	1,115,245,592	Citibank, N.A.	03/05/21	871,535
USD	131,381,995	GBP	95,679,831	UBS AG	03/05/21	265,617
USD	141,619,942	EUR	114,585,740	State Street Bank and Trust	03/08/21	2,460,441
USD	145,274,852	EUR	118,241,817	UBS AG	03/09/21	1,671,892
USD	123,799,397	CAD	157,499,846	Bank of America Corp.	03/10/21	619,808
USD	83,924,383	EUR	68,417,239	JP Morgan	03/10/21	830,730
USD	45,225,095	SGD	59,981,750	State Street Bank and Trust	03/10/21	72,815
USD	197,964,716	EUR	218,088,029	Bank of America Corp.	03/11/21	696,519
USD	110,438,964	SEK	920,435,214	Citibank, N.A.	03/11/21	246,566
USD	75,236,259	EUR	61,747,945	Bank of America Corp.	03/12/21	239,097
USD	144,521,534	EUR	118,743,409	Bank of America Corp.	03/15/21	289,456
USD	144,185,643	EUR	118,293,046	State Street Bank and Trust	03/16/21	497,288
USD	146,843,805	EUR	120,780,745	Bank of America Corp.	03/17/21	130,307
USD	144,398,217	EUR	118,709,358	Bank of America Corp.	03/22/21	184,233
USD	127,503,836	CAD	162,014,267	Bank of America Corp.	03/24/21	790,416
USD	76,355,678	EUR	62,693,653	Citibank, N.A.	03/24/21	188,825
USD	128,933,615	AUD	167,173,067	State Street Bank and Trust	03/24/21	1,134,692
USD	76,354,199	EUR	62,693,653	Citibank, N.A.	03/25/21	185,589
USD	76,017,140	EUR	62,462,702	HSBC Bank	03/26/21	127,371
USD	76,020,991	EUR	62,464,948	HSBC Bank	03/29/21	123,244
USD	147,753,061	EUR	121,496,920	State Street Bank and Trust	03/30/21	125,385
USD	75,587,961	EUR	62,191,506	Morgan Stanley and Co. International	04/07/21	6,907
USD	126,259,605	AUD	162,665,430	UBS AG	04/13/21	1,892,753
USD	125,295,129	AUD	160,954,399	State Street Bank and Trust	04/20/21	2,232,283
USD	4,618,763	AUD	5,991,523	UBS AG	04/20/21	37,752
Total Appreciation						$51,107,829
USD	99,623,580	GBP	73,815,153	Barclays Capital	02/01/21	$(1,514,265)
USD	126,937,761	CAD	163,455,406	Citibank, N.A.	02/01/21	(886,604)
USD	119,798,084	AUD	161,492,773	Mellon Bank	02/01/21	(3,622,801)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	123,433,673	EUR	105,705,298	State Street Bank and Trust	02/01/21	$(4,844,941)
USD	146,347,306	EUR	124,648,496	Bank of America Corp.	02/02/21	(4,919,817)
EUR	62,324,248	USD	75,639,824	Morgan Stanley and Co. International	02/02/21	(6,262)
USD	135,416,518	SGD	179,998,750	HSBC Bank	02/03/21	(83,459)
USD	128,666,290	EUR	108,117,936	State Street Bank and Trust	02/03/21	(2,542,959)
USD	18,734,841	NOK	160,994,819	Bank of America Corp.	02/04/21	(60,854)
USD	139,477,761	EUR	117,636,429	JP Morgan	02/04/21	(3,285,920)
EUR	10,243,325	USD	12,603,787	Mellon Bank	02/04/21	(172,478)
USD	135,423,618	GBP	99,566,694	State Street Bank and Trust	02/04/21	(998,844)
USD	404,314,574	EUR	383,317,081	State Street Bank and Trust	02/05/21	(4,275,016)
USD	136,619,150	EUR	115,473,523	Mellon Bank	02/08/21	(3,531,504)
USD	2,875,747	EUR	2,431,350	Bank of America Corp.	02/09/21	(75,254)
USD	68,340,032	EUR	57,743,031	Citibank, N.A.	02/09/21	(1,744,389)
USD	204,447,439	EUR	157,598,711	State Street Bank and Trust	02/09/21	(1,954,645)
USD	143,712,389	EUR	121,353,493	Bank of America Corp.	02/10/21	(3,581,163)
USD	135,218,293	GBP	99,197,135	UBS AG	02/10/21	(701,356)
USD	141,392,995	EUR	119,207,421	Bank of America Corp.	02/11/21	(3,298,926)
USD	147,602,879	EUR	124,127,167	JP Morgan	02/12/21	(3,063,855)
USD	148,692,440	GBP	110,239,886	Mellon Bank	02/16/21	(2,362,681)
USD	145,323,861	EUR	122,519,709	State Street Bank and Trust	02/16/21	(3,404,790)
USD	132,811,714	GBP	97,637,286	Barclays Capital	02/17/21	(975,516)
USD	139,665,816	EUR	117,121,619	State Street Bank and Trust	02/17/21	(2,513,130)
USD	124,841,013	EUR	104,636,272	Bank of America Corp.	02/18/21	(2,184,226)
USD	76,064,053	GBP	55,915,780	State Street Bank and Trust	02/18/21	(554,794)
USD	120,142,774	EUR	104,903,412	Bank of America Corp.	02/19/21	(2,348,968)
USD	76,069,553	GBP	55,917,090	Barclays Capital	02/19/21	(551,488)
USD	6,295,674	NZD	8,788,999	Morgan Stanley and Co. International	02/19/21	(20,087)
USD	31,480,991	EUR	26,044,262	State Street Bank and Trust	02/19/21	(136,642)
USD	134,856,265	GBP	98,767,825	State Street Bank and Trust	02/23/21	(484,316)
USD	75,452,342	GBP	55,409,977	Citibank, N.A.	02/24/21	(475,801)
USD	75,443,942	GBP	55,411,263	Citibank, N.A.	02/25/21	(486,359)
USD	162,644,995	GBP	131,560,455	State Street Bank and Trust	02/25/21	(93,198)
USD	76,129,523	GBP	55,924,232	Citibank, N.A.	02/26/21	(504,102)
EUR	5,363,754	USD	6,526,753	Citibank, N.A.	03/03/21	(13,452)
USD	76,128,728	GBP	55,930,781	UBS AG	03/03/21	(515,948)
USD	135,440,378	GBP	99,103,895	Barclays Capital	03/04/21	(367,370)
EUR	15,628,185	USD	19,034,503	JP Morgan	03/04/21	(56,487)
EUR	16,877,983	USD	20,560,539	Mellon Bank	03/04/21	(64,837)
EUR	11,328,797	USD	13,798,547	JP Morgan	03/05/21	(41,157)
EUR	50,918,310	USD	62,741,745	UBS AG	03/05/21	(907,901)
USD	133,404,532	GBP	97,510,534	Citibank, N.A.	03/10/21	(224,756)
EUR	61,747,944	USD	75,233,263	Mellon Bank	03/11/21	(237,830)
EUR	6,354,029	USD	7,741,763	Citibank, N.A.	03/12/21	(24,354)
USD	126,986,215	CAD	163,267,700	UBS AG	03/15/21	(705,502)
USD	133,906,285	EUR	110,373,724	Bank of America Corp.	03/18/21	(168,797)
USD	135,255,744	EUR	111,642,653	State Street Bank and Trust	03/19/21	(363,880)
USD	124,589,940	GBP	91,163,222	State Street Bank and Trust	03/24/21	(351,875)
USD	72,899,811	SEK	610,250,156	HSBC Bank	03/29/21	(173,464)
USD	122,874,203	AUD	161,505,324	JP Morgan	03/29/21	(595,588)
USD	100,957,802	GBP	73,959,484	State Street Bank and Trust	03/29/21	(408,966)
USD	141,038,255	EUR	116,250,125	Mellon Bank	03/31/21	(217,436)
USD	149,678,086	EUR	123,510,375	Bank of America Corp.	04/01/21	(403,005)
USD	75,578,004	EUR	62,190,759	Morgan Stanley and Co. International	04/06/21	(530)
Total (Depreciation)						$(68,104,545)
Total Appreciation (Depreciation)						$(16,996,716)

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,016,381,553	—	$1,016,381,553
Austria	—	32,345,286	—	32,345,286
Belgium	—	464,531,208	—	464,531,208
Canada	—	2,680,547,808	—	2,680,547,808
Denmark	—	168,410,343	—	168,410,343
Finland	—	299,412,894	—	299,412,894
France	—	1,050,190,585	—	1,050,190,585
Germany	—	901,395,951	—	901,395,951
Japan	—	349,978,885	—	349,978,885
Netherlands	—	1,242,592,042	—	1,242,592,042
New Zealand	—	13,144,471	—	13,144,471
Norway	—	341,521,945	—	341,521,945
Singapore	—	402,159,430	—	402,159,430
Supranational Organization Obligations	—	2,333,106,495	—	2,333,106,495
Sweden	—	1,063,685,835	—	1,063,685,835
Switzerland	—	96,961,099	—	96,961,099
United Kingdom	—	41,490,241	—	41,490,241
United States	—	531,076,646	—	531,076,646
Certificates of Deposit	—	150,059,051	—	150,059,051
U.S. Treasury Obligations	—	206,564,295	—	206,564,295
Securities Lending Collateral	—	515,009	—	515,009
Forward Currency Contracts**	—	(16,996,716)	—	(16,996,716)
TOTAL	—	$13,369,074,356	—	$13,369,074,356
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.9%)
AUSTRALIA — (7.8%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$16,208,353
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	61,500	56,829,369
Ω	1.750%, 08/21/31	AUD	7,000	5,546,206
Ω	1.750%, 07/20/34	AUD	7,000	5,323,918
South Australian Government Financing Authority
	1.750%, 05/24/32	AUD	6,000	4,700,905
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	9,903,305
	2.250%, 11/20/34	AUD	51,500	41,439,074
Western Australian Treasury Corp.
	2.000%, 10/24/34	AUD	10,000	7,836,924
TOTAL AUSTRALIA				147,788,054
BELGIUM — (3.0%)
Kingdom of Belgium Government Bond
Ω	1.000%, 06/22/31	EUR	32,300	44,428,654
	1.250%, 04/22/33	EUR	9,000	12,835,471
TOTAL BELGIUM				57,264,125
CANADA — (14.3%)
CPPIB Capital, Inc.
	0.875%, 02/06/29	EUR	15,000	19,786,707
	1.125%, 12/14/29	GBP	1,000	1,420,316
	1.500%, 03/04/33	EUR	31,520	44,939,512
Province of Alberta Canada
	2.050%, 06/01/30	CAD	9,000	7,367,507
	3.500%, 06/01/31	CAD	28,000	25,874,737
	3.900%, 12/01/33	CAD	36,000	34,710,334
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,621,232
Province of Ontario Canada
	6.200%, 06/02/31	CAD	5,000	5,661,662
	5.850%, 03/08/33	CAD	45,000	51,141,466
	5.600%, 06/02/35	CAD	13,000	14,990,741
Province of Quebec Canada
	0.875%, 07/05/28	EUR	3,000	3,918,394
	0.000%, 10/15/29	EUR	10,000	12,213,405
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	36,200	41,460,359
TOTAL CANADA				269,106,372
			Face Amount^	Value†
			(000)
FINLAND — (5.7%)
	Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	$64,128,204
	Kuntarahoitus Oyj
	1.250%, 02/23/33	EUR	30,511	42,857,338
	TOTAL FINLAND			106,985,542
FRANCE — (19.1%)
	Action Logement Services
	0.500%, 10/30/34	EUR	25,200	31,748,314
Agence Francaise de Developpement
	1.000%, 01/31/28	EUR	28,000	36,945,787
	0.875%, 05/25/31	EUR	5,500	7,280,115
	1.375%, 07/05/32	EUR	13,000	18,114,200
	French Republic Government Bond OAT
	1.250%, 05/25/34	EUR	82,000	117,271,994
	SNCF Mobilites
	1.500%, 02/02/29	EUR	20,000	27,163,122
SNCF Reseau
	5.250%, 12/07/28	GBP	16,713	30,731,849
	1.125%, 05/25/30	EUR	8,000	10,743,486
	5.000%, 10/10/33	EUR	11,000	21,427,620
Societe Nationale SNCF SA
	5.375%, 03/18/27	GBP	4,226	7,361,185
	0.625%, 04/17/30	EUR	26,000	33,232,782
Unedic Asseo
	1.500%, 04/20/32	EUR	9,000	12,831,102
	1.250%, 05/25/33	EUR	3,400	4,752,884
	TOTAL FRANCE			359,604,440
GERMANY — (6.1%)
	Bundesrepublik Deutschland Bundesanleihe
	0.000%, 05/15/35	EUR	10,000	12,738,993
Deutsche Bahn Finance GMBH
	0.625%, 09/26/28	EUR	1,000	1,289,848
	1.125%, 12/18/28	EUR	1,500	1,997,129
	1.625%, 08/16/33	EUR	4,773	6,765,698
Kreditanstalt fuer Wiederaufbau
	2.050%, 02/16/26	JPY	399,000	4,249,790
	2.050%, 02/16/26	JPY	29,000	308,882
	5.750%, 06/07/32	GBP	22,000	46,930,110
	0.050%, 09/29/34	EUR	10,000	12,391,894
State of North Rhine-Westphalia Germany
	2.375%, 05/13/33	EUR	9,000	14,202,112
	1.100%, 03/13/34	EUR	10,000	13,923,952
	TOTAL GERMANY			114,798,408

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NETHERLANDS — (1.6%)
	BNG Bank NV
	3.300%, 04/26/29	AUD	25,000	$22,188,852
	Nederlandse Waterschapsbank NV
	0.500%, 04/29/30	EUR	6,500	8,422,094
	TOTAL NETHERLANDS			30,610,946
NEW ZEALAND — (3.9%)
New Zealand Government Bond
	3.500%, 04/14/33	NZD	82,000	73,243,422
NORWAY — (5.7%)
	Equinor ASA
	6.875%, 03/11/31	GBP	19,124	40,608,816
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	459,224	56,959,956
	1.375%, 08/19/30	NOK	90,000	10,820,531
	TOTAL NORWAY			108,389,303
SINGAPORE — (3.5%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	7,929,133
	3.375%, 09/01/33	SGD	62,000	58,606,653
	TOTAL SINGAPORE			66,535,786
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.6%)
	African Development Bank
	0.500%, 03/21/29	EUR	3,500	4,492,330
	Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	20,322,543
EUROFIMA
	3.350%, 05/21/29	AUD	15,000	13,270,943
	0.150%, 10/10/34	EUR	30,000	36,373,720
	European Financial Stability Facility
	1.250%, 05/24/33	EUR	30,000	42,954,204
European Investment Bank
	1.900%, 01/26/26	JPY	2,297,800	24,188,887
	2.150%, 01/18/27	JPY	517,100	5,617,417
	1.375%, 05/12/28	SEK	110,000	14,121,671
	5.625%, 06/07/32	GBP	5,800	12,225,625
	European Stability Mechanism
	1.200%, 05/23/33	EUR	38,500	54,531,068
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Union
1.250%, 04/04/33	EUR	10,000	$14,360,757
International Bank for Reconstruction & Development
1.200%, 08/08/34	EUR	10,000	14,104,722
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			256,563,887
SWEDEN — (1.3%)
Sweden Government Bond
2.250%, 06/01/32	SEK	165,000	24,369,601
UNITED KINGDOM — (12.3%)
Network Rail Infrastructure Finance P.L.C.
4.375%, 12/09/30	GBP	16,700	31,176,204
Transport for London
4.000%, 09/12/33	GBP	8,396	15,209,772
United Kingdom Gilt
4.250%, 06/07/32	GBP	18,650	36,354,272
4.500%, 09/07/34	GBP	17,000	35,351,299
0.625%, 07/31/35	GBP	84,000	114,493,489
TOTAL UNITED KINGDOM			232,585,036
TOTAL BONDS			1,847,844,922
U.S. TREASURY OBLIGATIONS — (2.1%)
U.S. Treasury Notes
0.625%, 05/15/30		40,500	39,025,547
TOTAL INVESTMENT SECURITIES (Cost $1,710,790,713)			1,886,870,469
TOTAL INVESTMENTS — (100.0%)
(Cost $1,710,790,713)^^			$1,886,870,469

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
As of January 31, 2021, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
AUD	120,409,781	USD	91,525,883	JP Morgan	02/01/21	$497,318
USD	8,009,987	AUD	10,284,112	State Street Bank and Trust	02/01/21	150,353
USD	7,046,032	CAD	8,938,879	JP Morgan	02/05/21	55,613
USD	44,511,220	CAD	56,458,330	Mellon Bank	02/05/21	359,442
USD	51,575,749	CAD	65,425,896	Mellon Bank	02/08/21	410,602
USD	68,229,957	SGD	90,342,576	JP Morgan	02/16/21	222,929
USD	134,762,864	EUR	109,924,464	JP Morgan	02/17/21	1,320,853
USD	14,609,403	NZD	20,205,838	State Street Bank and Trust	02/18/21	89,538
USD	131,430,504	EUR	150,194,970	Bank of America Corp.	02/19/21	291,904
USD	57,791,754	NOK	492,780,266	JP Morgan	02/19/21	260,301
USD	39,038,558	SEK	325,200,716	Bank of America Corp.	02/22/21	113,744
USD	91,229,750	EUR	74,883,615	State Street Bank and Trust	02/22/21	315,340
USD	117,226,121	EUR	96,445,715	State Street Bank and Trust	02/23/21	131,108
USD	87,818,889	CAD	111,826,747	Citibank, N.A.	02/25/21	362,362
USD	18,785,620	EUR	15,447,730	Bank of America Corp.	03/09/21	24,577
USD	67,053,498	JPY	6,888,550,041	Citibank, N.A.	04/06/21	1,244,928
USD	94,030,649	AUD	120,833,889	State Street Bank and Trust	04/20/21	1,643,225
Total Appreciation						$7,494,137
USD	83,756,188	AUD	110,125,669	UBS AG	02/01/21	$(407,378)
USD	77,889,391	GBP	57,146,624	JP Morgan	02/10/21	(412,760)
USD	23,706,932	GBP	17,362,672	State Street Bank and Trust	02/10/21	(83,355)
SGD	1,159,615	USD	873,030	Citibank, N.A.	02/16/21	(109)
USD	134,630,167	GBP	99,000,348	State Street Bank and Trust	02/17/21	(1,024,794)
USD	41,087,124	NZD	57,489,645	ANZ Securities	02/18/21	(224,792)
USD	19,074,987	NZD	26,566,117	Bank of America Corp.	02/18/21	(15,358)
USD	5,355,136	NOK	46,195,796	Barclays Capital	02/19/21	(38,163)
USD	127,330,001	EUR	105,001,262	State Street Bank and Trust	02/24/21	(155,126)
USD	211,927,015	EUR	162,162,190	Citibank, N.A.	02/25/21	(987,530)
USD	128,059,250	EUR	105,755,072	Bank of America Corp.	03/03/21	(360,984)
EUR	13,050,025	USD	15,893,482	Mellon Bank	03/09/21	(44,417)
USD	15,743,014	EUR	12,974,911	State Street Bank and Trust	03/09/21	(14,826)
USD	92,180,146	AUD	121,233,707	JP Morgan	03/30/21	(502,805)
JPY	1,129,378,794	USD	10,882,476	State Street Bank and Trust	04/06/21	(93,152)
Total (Depreciation)						$(4,365,549)
Total Appreciation (Depreciation)						$3,128,588
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$147,788,054	—	$147,788,054
Belgium	—	57,264,125	—	57,264,125
Canada	—	269,106,372	—	269,106,372
Finland	—	106,985,542	—	106,985,542
France	—	359,604,440	—	359,604,440
Germany	—	114,798,408	—	114,798,408
Netherlands	—	30,610,946	—	30,610,946
New Zealand	—	73,243,422	—	73,243,422

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$108,389,303	—	$108,389,303
Singapore	—	66,535,786	—	66,535,786
Supranational Organization Obligations	—	256,563,887	—	256,563,887
Sweden	—	24,369,601	—	24,369,601
United Kingdom	—	232,585,036	—	232,585,036
U.S. Treasury Obligations	—	39,025,547	—	39,025,547
Forward Currency Contracts**	—	3,128,588	—	3,128,588
TOTAL	—	$1,889,999,057	—	$1,889,999,057
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (25.9%)
Federal Home Loan Bank
5.375%, 08/15/24	19,950	$23,548,996
5.365%, 09/09/24	1,400	1,659,085
2.875%, 09/13/24	6,500	7,111,235
3.125%, 06/13/25	11,480	12,819,071
3.125%, 09/12/25	43,715	49,112,862
4.375%, 03/13/26	14,080	16,855,148
5.750%, 06/12/26	31,080	39,514,453
1.875%, 09/11/26	2,500	2,671,273
3.000%, 09/11/26	62,930	71,402,451
2.125%, 12/11/26	30,250	32,883,937
2.500%, 12/10/27	97,640	109,161,326
3.000%, 03/10/28	51,070	58,605,936
3.250%, 06/09/28	202,360	237,410,079
3.250%, 11/16/28	245,180	289,206,048
2.125%, 09/14/29	11,305	12,402,890
2.125%, 12/14/29	28,270	30,713,355
Tennessee Valley Authority
2.875%, 09/15/24	87,775	95,838,945
6.750%, 11/01/25	57,282	73,615,937
2.875%, 02/01/27	170,019	190,231,037
7.125%, 05/01/30	120,440	181,664,690
4.650%, 06/15/35	2,635	3,587,114
TOTAL AGENCY OBLIGATIONS		1,540,015,868
U.S. TREASURY OBLIGATIONS — (73.9%)
U.S. Treasury Bonds
6.750%, 08/15/26	80,183	107,504,463
6.500%, 11/15/26	15,000	20,083,594
6.625%, 02/15/27	5,000	6,795,312
6.125%, 11/15/27	20,000	27,205,469
5.500%, 08/15/28	5,000	6,718,555
5.250%, 11/15/28	69,132	92,186,035
5.250%, 02/15/29	10,000	13,409,375
6.125%, 08/15/29	6,278	8,985,142
6.250%, 05/15/30	87,039	127,975,118
5.375%, 02/15/31	204,250	289,085,556
U.S. Treasury Notes
2.250%, 11/15/25	8,500	9,245,078
1.625%, 02/15/26	86,000	91,069,297
2.500%, 02/28/26	5,000	5,515,039
2.250%, 03/31/26	5,000	5,456,836
2.375%, 04/30/26	63,000	69,208,945
1.625%, 05/15/26	178,000	188,596,562
2.125%, 05/31/26	5,000	5,430,469
1.875%, 06/30/26	5,000	5,366,601
1.875%, 07/31/26	5,000	5,368,555
	Face Amount	Value†
	(000)

1.500%, 08/15/26	124,000	$130,572,968
1.375%, 08/31/26	11,000	11,510,039
1.625%, 09/30/26	19,000	20,143,711
2.000%, 11/15/26	122,550	132,559,846
1.500%, 01/31/27	5,000	5,266,211
2.250%, 02/15/27	161,500	177,290,411
1.125%, 02/28/27	5,000	5,153,711
0.625%, 03/31/27	5,000	4,999,219
0.500%, 04/30/27	5,000	4,957,422
2.375%, 05/15/27	121,000	133,998,047
0.500%, 05/31/27	5,000	4,951,562
0.500%, 06/30/27	5,000	4,946,680
0.375%, 07/31/27	5,000	4,902,930
2.250%, 08/15/27	160,400	176,533,985
0.500%, 08/31/27	5,000	4,936,133
0.375%, 09/30/27	5,000	4,890,430
0.500%, 10/31/27	7,000	6,895,273
2.250%, 11/15/27	32,000	35,230,000
0.625%, 11/30/27	5,000	4,960,937
2.750%, 02/15/28	91,750	104,290,362
2.875%, 05/15/28	151,000	173,290,196
2.875%, 08/15/28	10,750	12,363,760
3.125%, 11/15/28	21,000	24,592,148
2.625%, 02/15/29	100,000	113,503,906
2.375%, 05/15/29	274,000	305,927,423
1.625%, 08/15/29	25,000	26,408,203
1.750%, 11/15/29	105,000	112,021,875
1.500%, 02/15/30	414,000	431,886,092
0.625%, 05/15/30	514,500	495,768,984
0.625%, 08/15/30	394,750	379,206,719
0.875%, 11/15/30	270,000	264,937,500
TOTAL U.S. TREASURY OBLIGATIONS		4,404,102,684
TOTAL INVESTMENT SECURITIES (Cost $5,652,828,373)		5,944,118,552

	Shares
TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund 0.030%	11,034,981	11,034,981
TOTAL INVESTMENTS — (100.0%)
(Cost $5,663,863,354)^^		$5,955,153,533

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,540,015,868	—	$1,540,015,868
U.S. Treasury Obligations	—	4,404,102,684	—	4,404,102,684
Temporary Cash Investments	$11,034,981	—	—	11,034,981
TOTAL	$11,034,981	$5,944,118,552	—	$5,955,153,533

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (80.1%)
	3M Co.
	1.875%, 11/15/21	EUR	2,730	$3,371,358
	0.375%, 02/15/22	EUR	2,200	2,683,959
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	23,016	28,729,741
	AbbVie Inc.
	3.450%, 03/15/22		12,220	12,570,651
	AbbVie, Inc.
	3.250%, 10/01/22		18,630	19,361,511
	2.900%, 11/06/22		3,252	3,392,651
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	17,291	21,386,997
	Aetna, Inc.
	2.750%, 11/15/22		2,000	2,071,784
	3.500%, 11/15/24		1,236	1,357,452
	Aflac, Inc.
	3.625%, 06/15/23		706	759,572
	African Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r)	0.230%, 12/15/21		25,000	24,998,000
	Agence Francaise de Developpement EPIC
	0.125%, 03/31/21	EUR	10,000	12,146,708
	Agence Francaise de Developpement EPIC, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.345%, 06/07/21		21,000	21,006,362
	Airbus Finance BV
Ω	2.700%, 04/17/23		7,000	7,339,698
	Albemarle Corp.
	1.875%, 12/08/21	EUR	3,000	3,695,615
	4.150%, 12/01/24		3,455	3,840,367
	Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		3,445	3,551,164
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	17,875	22,114,241
	American Express Co.
	2.500%, 08/01/22		1,220	1,258,034
	2.650%, 12/02/22		12,256	12,767,964
	American Honda Finance Corp.
	1.375%, 11/10/22	EUR	5,000	6,241,771
	0.550%, 03/17/23	EUR	4,193	5,169,338
		Face Amount^	Value†
		(000)
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.210%, FRN
(r) 0.424%, 02/12/21		30,000	$30,002,430
American Honda Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r) 0.571%, 06/11/21		8,767	8,778,194
American International Group, Inc.
1.500%, 06/08/23	EUR	7,600	9,531,762
4.125%, 02/15/24		12,338	13,633,647
3.750%, 07/10/25		7,821	8,703,863
AmerisourceBergen Corp.
3.400%, 05/15/24		4,200	4,554,248
Anthem, Inc.
3.125%, 05/15/22		2,235	2,313,195
ANZ New Zealand International, Ltd.
0.400%, 03/01/22	EUR	9,750	11,922,742
Arrow Electronics, Inc.
3.250%, 09/08/24		1,000	1,080,349
ASB Finance, Ltd.
0.500%, 06/10/22	EUR	2,200	2,696,534
Asian Development Bank
0.370%, 06/26/23	SEK	80,000	9,644,939
Asian Development Bank, Floating Rate Note, 1M USD LIBOR + 0.290%, FRN
(r) 0.339%, 03/19/24	GBP	9,250	12,716,727
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.010%, FRN
(r) 0.227%, 12/15/21		100,000	100,018,000
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r) 0.269%, 03/16/21		2,000	2,000,280
Asian Development Bank, Floating Rate Note, 3M USD LIBOR + 0.250%, FRN
(r) 0.330%, 05/28/24		59,250	59,250,001
Asian Development Bank, Floating Rate Note, SONIO/N + 0.260%, FRN
(r) 0.309%, 02/01/22	GBP	7,000	9,605,822

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Assurant, Inc.
	4.000%, 03/15/23		8,305	$8,906,278
	4.200%, 09/27/23		6,000	6,542,701
	AT&T, Inc.
	2.500%, 03/15/23	EUR	15,000	19,114,133
	1.950%, 09/15/23	EUR	5,200	6,620,705
	Australia & New Zealand Banking Group, Ltd.
	3.300%, 03/07/22	AUD	22,166	17,514,658
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r)	0.682%, 05/17/21		12,500	12,517,143
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.770%, FRN
(r)	0.780%, 01/18/23	AUD	3,000	2,320,077
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, 3M USD LIBOR + 0.870%, FRN
(r)Ω	1.083%, 11/23/21		2,050	2,063,190
(r)	1.083%, 11/23/21		10,000	10,064,340
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 0.770%, FRN
(r)	0.790%, 08/29/24	AUD	10,000	7,786,627
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 1.130%, FRN
(r)	1.150%, 08/16/21	AUD	4,500	3,458,199
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW 3M + 1.18%, FRN
(r)	1.200%, 04/07/21	AUD	6,500	4,977,202
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, BBSW3M + 0.760%, FRN
(r)	0.770%, 01/16/25	AUD	28,500	22,191,596
	Australia & New Zealand Banking Group, Ltd., Floating Rate Note, FRN
(r)	0.760%, 07/16/21	AUD	6,000	4,599,115
(r)	0.839%, 12/06/21	AUD	3,000	2,306,194
	Autodesk, Inc.
	3.600%, 12/15/22		1,000	1,043,845
		Face Amount^	Value†
		(000)
AutoZone, Inc.
2.875%, 01/15/23		22,501	$23,520,285
Avnet, Inc.
4.875%, 12/01/22		4,291	4,600,535
Banco Santander SA
3.848%, 04/12/23		25,400	27,238,360
Bank of America Corp.
5.700%, 01/24/22		19,171	20,189,727
3.228%, 06/22/22	CAD	4,130	3,353,867
3.300%, 01/11/23		563	595,531
Bank of Montreal
1.900%, 08/27/21		5,254	5,306,614
1.610%, 10/28/21	CAD	12,500	9,872,923
Bank of Montreal, Floating Rate Note, 1M USD LIBOR + 0.920%, FRN
(r) 0.939%, 10/06/22	AUD	8,500	6,571,023
Bank of Montreal, Floating Rate Note, 1M USD LIBOR + 0.990%, FRN
(r) 1.009%, 09/07/23	AUD	9,000	6,995,432
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.460%, FRN
(r) 0.685%, 04/13/21		5,000	5,004,257
Bank of Montreal, Floating Rate Note, 3M USD LIBOR + 0.790%, FRN
(r) 1.023%, 08/27/21		4,608	4,628,500
Bank of Nova Scotia
# 3.400%, 02/11/24		2,801	3,043,740
Bank of Nova Scotia, Floating Rate Note, FRN
(r) 0.779%, 09/07/21	AUD	5,000	3,835,766
Bank of Nova Scotia (The)
# 2.450%, 03/22/21		37,679	37,800,469
1.900%, 12/02/21	CAD	59,500	47,172,391
# 2.700%, 03/07/22		3,305	3,397,261
Bank of Nova Scotia (The), Floating Rate Note, 3M USD LIBOR + 0.440%, FRN
(r) 0.664%, 04/20/21		5,515	5,519,565
Barclays P.L.C.
3.200%, 08/10/21		12,000	12,177,486
1.500%, 04/01/22	EUR	1,764	2,180,887
# 3.650%, 03/16/25		11,000	12,061,254
BAT International Finance P.L.C.
4.875%, 02/24/21	EUR	1,487	1,809,947
3.625%, 11/09/21	EUR	1,078	1,346,416
2.375%, 01/19/23	EUR	12,041	15,311,989
0.875%, 10/13/23	EUR	3,487	4,321,316
7.250%, 03/12/24	GBP	2,443	4,003,531
Bayer Capital Corp. BV
1.250%, 11/13/23	EUR	17,005	21,390,051

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Bayer U.S. Finance LLC
#Ω	3.375%, 10/08/24		1,000	$1,092,562
	Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	10,554,877
	Berkshire Hathaway, Inc.
	0.625%, 01/17/23	EUR	4,000	4,934,292
	Biogen, Inc.
	3.625%, 09/15/22		6,426	6,761,668
	BMW Finance NV
	0.500%, 11/22/22	EUR	4,200	5,163,657
	0.375%, 07/10/23	EUR	3,000	3,686,594
	0.625%, 10/06/23	EUR	12,085	14,954,925
	BMW US Capital LLC
	0.625%, 04/20/22	EUR	2,000	2,452,593
	BMW US Capital LLC, Floating Rate Note, 3M USD LIBOR + 0.500%, FRN
(r)Ω	0.714%, 08/13/21		20,407	20,454,813
	BNG Bank NV
	0.050%, 07/11/23	EUR	4,000	4,928,030
	BNP Paribas SA
	2.875%, 10/24/22	EUR	5,000	6,408,707
	1.125%, 11/22/23	EUR	15,500	19,455,201
	1.000%, 06/27/24	EUR	8,000	10,024,754
	Boeing Co. (The)
#	2.200%, 10/30/22		3,900	3,995,149
#	2.800%, 03/01/23		4,000	4,156,114
	Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	9,629,383
#	3.650%, 03/15/25		5,000	5,525,252
	4.100%, 04/13/25		6,107	6,890,252
	BP Capital Markets America, Inc.
#	2.112%, 09/16/21		1,000	1,009,520
	BP Capital Markets P.L.C.
#	2.500%, 11/06/22		2,000	2,074,318
	1.109%, 02/16/23	EUR	5,000	6,234,611
	1.117%, 01/25/24	EUR	7,650	9,605,518
	BPCE SA
	2.750%, 12/02/21		1,000	1,020,524
	1.125%, 12/14/22	EUR	2,500	3,114,975
	1.125%, 01/18/23	EUR	1,600	1,988,680
	0.625%, 09/26/23	EUR	10,000	12,431,577
Ω	2.375%, 01/14/25		14,627	15,397,522
	British Telecommunications P.L.C.
	0.625%, 03/10/21	EUR	4,647	5,644,395
	0.500%, 06/23/22	EUR	1,600	1,957,842
	1.125%, 03/10/23	EUR	10,326	12,871,858
	0.875%, 09/26/23	EUR	15,480	19,236,868
	Broadcom, Inc.
	4.700%, 04/15/25		32,760	37,394,949
	Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,583,816
	Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		600	622,058
	4.350%, 03/15/24		36,460	40,312,424
			Face Amount^	Value†
			(000)
	1.630%, 08/17/25		800	$819,351
Caisse d'Amortissement de la Dette Sociale
	0.125%, 11/25/22	EUR	20,000	24,545,738
Campbell Soup Co.
	3.950%, 03/15/25		7,000	7,862,193
Canada Housing Trust No 1, Floating Rate Note, 3 mo. CDOR - 0.035%, FRN
(r)	0.454%, 09/15/25	CAD	10,000	7,884,027
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.449%, 03/15/25	CAD	53,000	41,755,503
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.439%, 03/15/24	CAD	25,000	19,660,997
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.175%, FRN
(r)Ω	0.664%, 03/15/21	CAD	25,000	19,561,877
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	3,985,259
	0.750%, 03/22/23	EUR	24,900	30,881,924
	0.375%, 05/03/24	EUR	2,880	3,542,485
Canadian Imperial Bank of Commerce, Floating Rate Note, 3M USD LIBOR + 0.315%, FRN
(r)	0.529%, 02/02/21		645	645,000
Canadian Natural Resources, Ltd.
	2.950%, 01/15/23		5,215	5,436,054
#	3.900%, 02/01/25		3,389	3,723,867
	2.050%, 07/15/25		1,109	1,149,159
Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,144,425
	0.800%, 06/12/24	EUR	5,125	6,360,856
	3.200%, 02/05/25		17,612	19,123,195
Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,442,841
Carrier Global Corp.
#	2.242%, 02/15/25		4,000	4,205,322
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.230%, FRN
(r)	0.447%, 03/15/21		15,503	15,507,914
Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.280%, FRN
(r)	0.505%, 09/07/21		7,723	7,736,253

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Caterpillar Financial Services Corp., Floating Rate Note, 3M USD LIBOR + 0.390%, FRN
(r)	0.612%, 05/17/21		3,935	$3,939,170
	Chevron Corp.
	2.498%, 03/03/22		540	552,071
	Chevron USA, Inc.
	3.900%, 11/15/24		6,000	6,698,401
	Church & Dwight Co., Inc.
	2.875%, 10/01/22		7,000	7,283,315
	Cigna Corp.
	3.250%, 04/15/25		1,260	1,376,777
	Citigroup, Inc.
	0.750%, 10/26/23	EUR	26,478	32,900,006
	Citigroup, Inc., Floating Rate Note, 3M USD LIBOR + 1.190%, FRN
#(r)	1.404%, 08/02/21		10,105	10,163,474
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,877,262
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	12,115,126
	CNH Industrial Capital LLC
	4.375%, 04/05/22		200	208,468
	1.950%, 07/02/23		4,000	4,118,719
	4.200%, 01/15/24		2,570	2,823,736
	Coca-Cola European Partners P.L.C.
	2.625%, 11/06/23	EUR	4,620	5,994,968
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		11,000	12,786,163
	Comerica, Inc.
	3.700%, 07/31/23		3,000	3,232,189
	Commonwealth Bank of Australia
	2.900%, 07/12/21	AUD	8,610	6,660,721
	3.250%, 01/17/22	AUD	18,780	14,773,602
Ω	2.750%, 03/10/22		11,500	11,823,103
	3.250%, 03/31/22	AUD	3,200	2,532,012
	Commonwealth Bank of Australia, Floating Rate Note, 3M USD LIBOR + 0.830%, FRN
(r)	1.055%, 09/06/21		3,500	3,516,730
	Commonwealth Bank of Australia, Floating Rate Note, FRN
(r)	0.950%, 08/16/23	AUD	13,000	10,126,633
	Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,568,584
	Constellation Brands, Inc.
	2.700%, 05/09/22		4,935	5,064,359
	3.200%, 02/15/23		5,191	5,466,192
			Face Amount^	Value†
			(000)
Cooperatieve Rabobank UA
	0.125%, 10/11/21	EUR	2,750	$3,351,945
	2.750%, 01/10/22		4,928	5,044,284
	4.000%, 01/11/22	EUR	2,500	3,162,577
	3.875%, 02/08/22		15,799	16,381,548
	4.750%, 06/06/22	EUR	3,000	3,892,115
	0.500%, 12/06/22	EUR	3,496	4,311,105
Cox Communications, Inc.
Ω	3.250%, 12/15/22		770	810,462
Ω	3.850%, 02/01/25		2,000	2,221,485
Credit Agricole SA
	0.750%, 12/05/23	EUR	2,000	2,496,572
Credit Suisse Group Funding Guernsey, Ltd.
	1.250%, 04/14/22	EUR	10,220	12,618,180
	3.750%, 03/26/25		7,157	7,921,050
CVS Health Corp.
	2.750%, 12/01/22		2,120	2,198,863
	3.875%, 07/20/25		1,000	1,124,083
CVS Health Corp., Floating Rate Note, 3M USD LIBOR + 0.720%, FRN
(r)	0.950%, 03/09/21		2,185	2,186,601
Daimler AG
	1.400%, 01/12/24	EUR	1,355	1,712,716
Daimler Finance North America LLC
Ω	2.875%, 03/10/21		318	318,813
Ω	2.850%, 01/06/22		3,000	3,067,449
Ω	2.700%, 06/14/24		3,000	3,196,384
Ω	3.300%, 05/19/25		200	219,888
Daimler Finance North America LLC, Floating Rate Note, 3M USD LIBOR + 0.670%, FRN
(r)	0.895%, 11/05/21		13,000	13,058,497
Daimler International Finance BV
	0.200%, 09/13/21	EUR	6,893	8,390,594
	0.625%, 02/27/23	EUR	8,000	9,853,828
	2.000%, 09/04/23	GBP	2,000	2,838,148
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		11,000	11,355,951
Danone SA
Ω	2.077%, 11/02/21		5,000	5,059,097
Danske Bank A.S.
	0.875%, 05/22/23	EUR	3,000	3,715,012
Deutsche Bahn Finance GMBH
	3.750%, 06/01/21	EUR	1,645	2,023,738
	4.375%, 09/23/21	EUR	175	218,727
Dexia Credit Local SA
	0.200%, 03/16/21	EUR	6,000	7,287,210
	0.625%, 01/21/22	EUR	750	920,634
	0.250%, 06/02/22	EUR	8,000	9,813,247
	0.750%, 01/25/23	EUR	1,200	1,492,494

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Discovery Communications LLC
	3.450%, 03/15/25		1,200	$1,311,151
	Dollar General Corp.
	3.250%, 04/15/23		8,009	8,452,869
	Dollar Tree, Inc.
	3.700%, 05/15/23		6,702	7,164,677
	Dominion Energy Gas Holdings LLC, Floating Rate Note, 3M USD LIBOR + 0.600%, FRN
(r)	0.817%, 06/15/21		18,669	18,705,597
	Dow Chemical Co. (The)
	3.500%, 10/01/24		595	650,715
	DTE Energy Co.
	2.600%, 06/15/22		3,418	3,519,094
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		46,250	46,545,749
	DXC Technology Co.
	4.450%, 09/18/22		1,250	1,318,431
	4.000%, 04/15/23		5,000	5,330,113
	4.250%, 04/15/24		2,000	2,191,490
#	4.125%, 04/15/25		24,250	26,822,299
	E*TRADE Financial Corp.
#	2.950%, 08/24/22		4,060	4,210,057
	Eaton Corp.
#	2.750%, 11/02/22		1,285	1,337,214
	Edison International
#	2.400%, 09/15/22		2,600	2,662,788
	2.950%, 03/15/23		2,000	2,080,661
	4.950%, 04/15/25		33,300	37,848,471
	Electricite de France SA
	2.750%, 03/10/23	EUR	11,700	15,058,165
	Enbridge, Inc.
#	2.900%, 07/15/22		18,189	18,797,342
	3.190%, 12/05/22	CAD	5,000	4,091,417
#	2.500%, 01/15/25		6,000	6,358,758
	Enel Finance International N.V.
#Ω	4.250%, 09/14/23		2,000	2,182,217
	Enel Finance International NV
Ω	2.875%, 05/25/22		2,200	2,268,062
	5.000%, 09/14/22	EUR	2,000	2,633,150
	Energy Transfer Operating L.P.
	3.600%, 02/01/23		850	888,761
	Eni SpA
	1.750%, 01/18/24	EUR	4,406	5,640,207
	Enterprise Products Operating LLC
	3.350%, 03/15/23		3,960	4,175,203
	Equifax, Inc.
	3.950%, 06/15/23		10,000	10,786,596
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	16,700,783
	Erste Abwicklungsanstalt
	0.000%, 02/25/21	EUR	16,000	19,422,617
			Face Amount^	Value†
			(000)
	EUROFIMA, Floating Rate Note, 3M USD LIBOR + 0.100%, FRN
(r)	0.321%, 03/11/22		18,458	$18,449,509
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.316%, 03/13/23		1,450	1,453,103
	European Investment Bank
	0.500%, 07/19/22	SEK	40,000	4,821,751
	European Investment Bank, Floating Rate Note
(r)	1.049%, 09/08/25	GBP	5,000	7,114,971
	European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	0.281%, 01/30/23		32,000	32,058,432
	European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)	0.340%, 03/05/24		127,250	127,568,115
(r)Ω	0.340%, 03/05/24		25,000	25,062,498
	European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)	0.399%, 06/29/23	GBP	1,653	2,276,862
	European Stability Mechanism
	0.100%, 07/31/23	EUR	1,000	1,236,122
	Eversource Energy
	2.500%, 03/15/21		5,500	5,504,521
	Exelon Corp.
	2.450%, 04/15/21		447	448,118
	3.950%, 06/15/25		3,300	3,710,272
	Exelon Generation Co. LLC
	3.400%, 03/15/22		1,600	1,650,032
#	3.250%, 06/01/25		14,000	15,214,129
	FedEx Corp.
	0.700%, 05/13/22	EUR	4,060	4,981,602
	1.000%, 01/11/23	EUR	21,955	27,159,724
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	31,762,138
	Flex, Ltd.
#	4.750%, 06/15/25		2,050	2,334,327
	GATX Corp.
	4.750%, 06/15/22		12,125	12,797,334
	GE Capital Funding LLC
Ω	3.450%, 05/15/25		7,003	7,681,431
	General Dynamics Corp., Floating Rate Note, 3M USD LIBOR + 0.38%, FRN
(r)	0.594%, 05/11/21		15,000	15,014,400
	General Electric Co.
	0.375%, 05/17/22	EUR	1,500	1,830,372

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
#	3.375%, 03/11/24		731	$792,910
General Mills, Inc.
	1.000%, 04/27/23	EUR	5,922	7,359,809
General Motors Co.
	6.125%, 10/01/25		3,000	3,613,687
General Motors Financial Co., Inc.
	3.200%, 07/06/21		7,234	7,299,540
	3.450%, 01/14/22		12,773	13,095,070
	3.250%, 01/05/23		1,300	1,361,137
	2.750%, 06/20/25		19,100	20,298,711
GlaxoSmithKline Capital, Inc.
	2.800%, 03/18/23		5,700	5,983,396
Glencore Funding LLC
Ω	4.625%, 04/29/24		16,455	18,421,272
Ω	1.625%, 09/01/25		5,000	5,118,945
Glencore Funding, LLC
Ω	4.125%, 03/12/24		2,145	2,353,070
Global Payments, Inc.
	3.800%, 04/01/21		1,531	1,535,246
	3.750%, 06/01/23		1,000	1,066,434
	2.650%, 02/15/25		10,500	11,202,111
Goldman Sachs Group, Inc. (The)
	5.250%, 07/27/21		400	409,712
	2.500%, 10/18/21	EUR	9,411	11,658,265
	5.750%, 01/24/22		5,000	5,264,174
	3.250%, 02/01/23	EUR	12,360	16,030,866
	3.500%, 01/23/25		10,000	10,957,817
Halliburton Co.
#	3.500%, 08/01/23		2,800	2,980,040
Harley-Davidson Financial Services, Inc.
Ω	3.550%, 05/21/21		3,000	3,028,272
Ω	2.550%, 06/09/22		11,012	11,242,761
#Ω	3.350%, 02/15/23		500	522,104
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		20,200	22,165,863
	4.650%, 10/01/24		19,768	22,405,520
	4.900%, 10/15/25		2,000	2,327,989
HP, Inc.
	2.200%, 06/17/25		19,000	19,963,708
HSBC Holdings P.L.C., Floating Rate Note, 3M USD LIBOR + 1.660%, FRN
(r)	1.867%, 05/25/21		34,826	35,000,576
Humana, Inc.
	3.850%, 10/01/24		17,000	18,774,917
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.648%, 04/14/23	CAD	1,920	1,509,724
Iberdrola International BV
	1.750%, 09/17/23	EUR	3,000	3,826,322
			Face Amount^	Value†
			(000)
	IBM Credit LLC, Floating Rate Note, 3M USD LIBOR + 0.160%, FRN
(r)	0.385%, 02/05/21		14,000	$14,000,263
	ING Bank NV
Ω	2.750%, 03/22/21		6,000	6,020,956
	ING Bank NV, Floating Rate Note, 3M EURIBOR + 0.420%, FRN
(r)	0.000%, 11/26/21	EUR	15,400	18,765,847
	ING Groep NV
	1.000%, 09/20/23	EUR	4,200	5,257,277
	Inter-American Development Bank, Floating Rate Note, 3M USD LIBOR - 0.020%, FRN
(r)	0.198%, 10/25/21		15,000	14,997,600
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.25%, FRN
(r)	0.331%, 02/04/25		13,875	13,902,889
	International Bank for Reconstruction & Development
	2.600%, 09/20/22	AUD	6,000	4,770,270
	International Bank for Reconstruction & Development, Floating Rate Note, 1M USD LIBOR + 0.270%, FRN
(r)	0.320%, 05/15/24	GBP	4,182	5,748,717
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.192%, 01/13/23		40,000	40,004,735
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.379%, 08/06/24		19,900	19,991,938
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.366%, 09/18/25		102,400	102,921,216
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.390%, FRN
(r)	0.446%, 06/17/24		27,131	27,299,862

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	International Business Machines Corp.
	1.250%, 05/26/23	EUR	4,000	$5,018,052
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		2,000	2,222,467
	Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	3,000	3,687,677
Ω	3.125%, 07/14/22		1,025	1,057,889
	Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,046,520
	JM Smucker Co. (The)
	3.500%, 03/15/25		1,000	1,108,413
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	15,011	18,717,883
	JPMorgan Chase & Co.
	2.625%, 04/23/21	EUR	3,000	3,666,002
	0.625%, 01/25/24	EUR	14,800	18,321,540
	Kellogg Co.
	0.800%, 11/17/22	EUR	8,770	10,828,972
	Keurig Dr Pepper, Inc.
	3.200%, 11/15/21		5,000	5,070,153
	2.700%, 11/15/22		2,000	2,067,388
	KeyCorp
	5.100%, 03/24/21		8,008	8,064,328
	Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	10,169,781
	Kinross Gold Corp.
	5.950%, 03/15/24		3,715	4,247,964
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.281%, 04/15/21		3,000	3,000,577
	Kommunalbanken A.S., Floating Rate Note, 3M USD LIBOR + 0.130%, FRN
(r)	0.356%, 09/08/21		10,000	10,005,100
	Kommunekredit
	0.000%, 09/08/22	EUR	1,750	2,142,647
	Kommuninvest I Sverige AB
	1.000%, 09/15/21	SEK	100,000	12,038,798
	0.250%, 06/01/22	SEK	839,890	100,829,416
	0.750%, 02/22/23	SEK	97,500	11,856,549
	1.000%, 11/13/23	SEK	312,190	38,381,570
	Kroger Co. (The)
	2.950%, 11/01/21		786	800,206
	3.400%, 04/15/22		10,000	10,297,385
	Kuntarahoitus Oyj, Floating Rate Note, 3M USD LIBOR + 0.050%, FRN
(r)	0.272%, 02/17/21		29,000	29,002,030
			Face Amount^	Value†
			(000)
	Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.371%, 09/27/21		1,000	$1,000,642
	Las Vegas Sands Corp.
	3.200%, 08/08/24		2,000	2,101,705
	Lazard Group LLC
	3.750%, 02/13/25		2,000	2,215,276
	LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	15,937,219
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		1,200	1,266,077
	Linde, Inc.
	1.200%, 02/12/24	EUR	1,580	2,000,413
	Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		10,250	10,374,127
	3.000%, 01/11/22		27,304	27,994,764
	LyondellBasell Industries NV
	5.750%, 04/15/24		8,855	10,145,819
	Manufacturers & Traders Trust Co.
	2.500%, 05/18/22		1,780	1,828,091
	Marathon Petroleum Corp.
	4.500%, 05/01/23		24,288	26,277,533
	4.700%, 05/01/25		10,096	11,522,400
	Marsh & McLennan Cos., Inc.
	2.750%, 01/30/22		4,650	4,754,853
	3.500%, 06/03/24		2,165	2,358,697
	Mastercard, Inc.
	1.100%, 12/01/22	EUR	15,162	18,816,778
	McDonald's Corp.
	1.000%, 11/15/23	EUR	12,500	15,668,866
	0.625%, 01/29/24	EUR	5,000	6,200,583
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	3,438	4,191,167
	Micron Technology, Inc.
	2.497%, 04/24/23		3,000	3,130,069
	Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		1,002	1,004,214
	2.190%, 09/13/21		1,300	1,315,238
	2.998%, 02/22/22		2,500	2,570,457
	0.680%, 01/26/23	EUR	15,142	18,675,603
	0.980%, 10/09/23	EUR	5,004	6,253,371
	2.193%, 02/25/25		3,000	3,150,930
	Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 0.650%, FRN
(r)	0.865%, 07/26/21		6,254	6,272,229

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Mitsubishi UFJ Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.060%, FRN
(r)	1.280%, 09/13/21		9,092	$9,150,016
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		5,000	5,023,850
	2.953%, 02/28/22		600	616,965
Mizuho Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.360%, 09/13/21		22,001	22,152,477
Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,508,752
Molson Coors Brewing Co.
	2.100%, 07/15/21		3,000	3,016,584
Mondelez International Holdings Netherlands BV
Ω	2.000%, 10/28/21		13,012	13,156,516
Morgan Stanley
	2.375%, 03/31/21	EUR	7,000	8,532,292
	3.125%, 08/05/21	CAD	5,000	3,967,038
	1.000%, 12/02/22	EUR	600	743,923
	1.875%, 03/30/23	EUR	5,000	6,336,610
	1.750%, 03/11/24	EUR	18,985	24,308,235
Morgan Stanley, Floating Rate Note, 3M USD LIBOR + 1.400%, FRN
(r)	1.624%, 04/21/21		15,237	15,279,945
MPLX L.P.
#	4.500%, 07/15/23		275	297,838
#	4.875%, 12/01/24		6,290	7,147,034
MPLX LP
#	4.000%, 02/15/25		1,000	1,103,610
Mylan N.V.
	3.150%, 06/15/21		1,500	1,511,669
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,365,627
	4.200%, 11/29/23		663	722,228
National Australia Bank, Ltd.
	3.000%, 05/12/21	AUD	6,000	4,621,503
	1.875%, 07/12/21		2,500	2,518,526
	2.800%, 01/10/22		17,631	18,061,784
	2.500%, 05/22/22		35,800	36,857,514
	0.350%, 09/07/22	EUR	7,800	9,574,542
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 0.950%, FRN
(r)	0.950%, 09/26/23	AUD	16,000	12,466,595
National Australia Bank, Ltd., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r)	1.060%, 02/26/24	AUD	11,000	8,614,739
			Face Amount^	Value†
			(000)
	National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 0.770%, FRN
(r)	0.780%, 01/21/25	AUD	3,000	$2,337,012
	National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 0.920%, FRN
(r)	0.934%, 06/19/24	AUD	13,000	10,162,167
	National Australia Bank, Ltd., Floating Rate Note, BBSW 3M + 1.170%, FRN
(r)	1.190%, 05/12/21	AUD	4,000	3,066,165
	National Bank of Canada
	2.100%, 02/01/23		1,120	1,156,093
	National Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.400%, FRN
(r)Ω	0.639%, 03/21/21		14,390	14,398,080
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	25,400	31,504,139
	National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 3M USD LIBOR + 0.375%, FRN
(r)	0.615%, 06/30/21		2,500	2,502,978
	Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	5,000	6,389,836
	Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	210,399
	Nederlandse Waterschapsbank NV, Floating Rate Note, 3M USD LIBOR + 0.070%, FRN
(r)Ω	0.287%, 12/15/21		125,000	125,077,500
	Nestle Holdings, Inc.
	1.875%, 03/09/21		8,000	8,009,824
	NetApp, Inc.
#	1.875%, 06/22/25		5,000	5,199,025
	New Zealand Government Bond
	6.000%, 05/15/21	NZD	4,500	3,286,118
	Newmont Corp.
	3.625%, 06/09/21		4,927	4,958,360
	Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,953,746
	1.851%, 07/16/25		13,000	13,456,912
	Nordea Bank AB
	1.000%, 02/22/23	EUR	3,000	3,738,007
	Northrop Grumman Corp.
	2.550%, 10/15/22		4,000	4,140,052
	NRW Bank
	0.125%, 07/07/23	EUR	4,000	4,933,758

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	NRW Bank, Floating Rate Note, FRN
(r)	0.299%, 12/17/21		10,000	$10,005,500
	NRW. Bank, Floating Rate Note, 3M USD LIBOR + 0.040%, FRN
(r)	0.253%, 02/08/21		22,200	22,200,444
	Nutrien, Ltd.
	3.625%, 03/15/24		4,350	4,719,863
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		3,795	3,943,104
	3.650%, 11/01/24		4,000	4,396,190
	ONEOK Partners L.P.
	5.000%, 09/15/23		2,888	3,167,643
	OP Corporate Bank P.L.C.
	0.375%, 10/11/22	EUR	325	399,121
	Oracle Corp.
	1.900%, 09/15/21		51,207	51,664,984
	2.500%, 05/15/22		1,329	1,361,950
	3.400%, 07/08/24		5,000	5,449,048
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,622,491
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		15,000	15,365,542
Ω	4.250%, 01/17/23		9,025	9,669,239
Ω	4.125%, 08/01/23		2,707	2,931,808
	Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		2,000	2,194,027
	Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	17,937,864
	Philip Morris International, Inc.
	2.875%, 05/30/24	EUR	5,000	6,658,843
	Phillips 66
#	3.850%, 04/09/25		5,000	5,577,120
	Phillips 66 Partners L.P.
#	2.450%, 12/15/24		11,084	11,665,949
	3.605%, 02/15/25		4,667	5,057,516
	PPL Capital Funding, Inc.
	3.400%, 06/01/23		3,000	3,183,403
	Procter & Gamble Co. (The)
	2.000%, 11/05/21	EUR	550	679,486
	Province of Manitoba Canada
	0.750%, 12/15/21	GBP	6,970	9,597,811
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,432,155
	Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.540%, 08/21/23	CAD	20,000	15,761,329
			Face Amount^	Value†
			(000)
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.855%, 10/13/24	CAD	30,000	$23,974,428
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	0.984%, 10/19/23	CAD	15,000	11,966,334
	Prudential Financial, Inc.
	3.500%, 05/15/24		12,500	13,732,098
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	16,754,221
	2.375%, 10/17/24		23,379	24,587,567
	Reynolds American, Inc.
	4.450%, 06/12/25		8,000	9,055,161
	Ross Stores, Inc.
	4.600%, 04/15/25		7,200	8,265,567
	Royal Bank of Canada
	1.968%, 03/02/22	CAD	10,000	7,961,290
	Royal Bank of Canada, Floating Rate Note, 3M USD LIBOR + 0.350%, FRN
(r)	0.584%, 07/08/21		3,050	3,054,144
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		4,500	4,535,509
	Ryder System, Inc.
	2.875%, 06/01/22		2,367	2,438,494
	2.500%, 09/01/22		15,225	15,690,304
	3.400%, 03/01/23		18,180	19,228,392
	3.875%, 12/01/23		290	316,070
#	2.500%, 09/01/24		6,000	6,363,356
	Sanofi
	0.000%, 03/21/22	EUR	1,500	1,826,648
	0.500%, 03/21/23	EUR	8,000	9,863,769
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	19,470,730
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,012,953
	Sempra Energy, Floating Rate Note, 3M USD LIBOR + 0.450%, FRN
(r)	0.667%, 03/15/21		700	700,356
	Shell International Finance BV
	1.625%, 03/24/21	EUR	2,500	3,042,156
	1.875%, 05/10/21		17,301	17,379,389
	1.750%, 09/12/21		4,897	4,942,668
	1.000%, 04/06/22	EUR	1,000	1,231,631
	Sherwin-Williams Co. (The)
	2.750%, 06/01/22		341	350,895

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Siemens Financieringsmaatschappij NV
Ω	1.700%, 09/15/21		3,020	$3,047,084
Simon Property Group L.P.
	3.500%, 09/01/25		15,000	16,551,968
Skandinaviska Enskilda Banken AB
	1.250%, 08/05/22	GBP	2,000	2,781,865
Sky, Ltd.
	1.875%, 11/24/23	EUR	12,700	16,312,298
SNCF Reseau
	5.500%, 12/01/21	GBP	708	1,013,525
Societe Generale SA
Ω	2.500%, 04/08/21		4,200	4,217,446
Ω	3.250%, 01/12/22		2,000	2,053,669
	0.500%, 01/13/23	EUR	5,000	6,139,930
Ω	4.250%, 09/14/23		500	543,974
Ω	2.625%, 10/16/24		2,000	2,108,714
Southern Power Co.
	1.000%, 06/20/22	EUR	17,310	21,344,117
Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,618,580
Spain Government Bond
Ω	5.400%, 01/31/23	EUR	17,000	23,093,617
Ω	4.800%, 01/31/24	EUR	3,500	4,930,536
Spectra Energy Partners L.P.
#	3.500%, 03/15/25		5,000	5,477,712
Standard Chartered P.L.C
	1.625%, 06/13/21	EUR	2,400	2,932,906
Starbucks Corp.
	2.100%, 02/04/21		1,770	1,770,186
State of North Rhine-Westphalia Germany
	0.200%, 04/17/23	EUR	1,000	1,234,838
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)	0.429%, 10/15/24	GBP	4,000	5,506,797
Stryker Corp.
	2.625%, 03/15/21		6,121	6,130,253
	1.125%, 11/30/23	EUR	7,278	9,139,702
Sumitomo Mitsui Financial Group, Inc.
	2.934%, 03/09/21		4,000	4,011,520
	2.058%, 07/14/21		5,000	5,040,998
	2.784%, 07/12/22		1,150	1,190,365
	0.819%, 07/23/23	EUR	8,946	11,116,295
Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.363%, 10/19/21		705	710,392
			Face Amount^	Value†
			(000)
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, 3M USD LIBOR + 1.680%, FRN
(r)	1.910%, 03/09/21		11,647	$11,666,305
	Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	19,560,282
	Sunoco Logistics Partners Operations L.P.
#	3.450%, 01/15/23		3,537	3,685,503
	Svensk Exportkredit AB, Floating Rate Note, 3M USD LIBOR + 0.120%, FRN
(r)	0.340%, 12/13/21		29,000	29,025,947
	Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.00%, FRN
(r)	1.064%, 05/25/23		9,100	9,276,527
	Svenska Handelsbanken AB
	0.250%, 02/28/22	EUR	13,000	15,893,802
	2.625%, 08/23/22	EUR	3,000	3,812,960
	Svenska Handelsbanken AB, Floating Rate Note, 3M USD LIBOR + 0.047%, FRN
(r)	0.675%, 05/24/21		6,625	6,634,543
	Swedbank AB
	0.300%, 09/06/22	EUR	12,020	14,723,632
	0.250%, 11/07/22	EUR	1,200	1,469,776
	0.400%, 08/29/23	EUR	250	308,413
	Sysco Corp.
	3.550%, 03/15/25		16,102	17,811,021
	5.650%, 04/01/25		10,000	11,874,728
	Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,200	1,489,797
Ω	1.125%, 11/21/22	EUR	1,150	1,427,722
	Telefonica Emisiones SA
	3.961%, 03/26/21	EUR	1,100	1,342,954
	3.987%, 01/23/23	EUR	7,800	10,253,250
	1.069%, 02/05/24	EUR	1,300	1,631,559
	Temasek Financial I, Ltd.
	0.500%, 03/01/22	EUR	3,180	3,877,735
	Toronto-Dominion Bank (The)
	0.625%, 03/08/21	EUR	3,000	3,644,500
	1.994%, 03/23/22	CAD	15,000	11,950,850
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 0.430%, FRN
(r)	0.651%, 06/11/21		15,246	15,268,950
	Toronto-Dominion Bank (The), Floating Rate Note, 3M USD LIBOR + 1.000%, FRN
(r)	1.237%, 04/07/21		6,116	6,127,272

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Toronto-Dominion Bank (The), Floating Rate Note, BBSW3M + 1.000%, FRN
(r)	1.016%, 07/10/24	AUD	6,000	$4,661,954
	Total Capital International SA
	2.750%, 06/19/21		2,000	2,019,230
	2.875%, 02/17/22		1,416	1,454,511
	0.250%, 07/12/23	EUR	500	615,016
	Toyota Credit Canada, Inc.
	2.020%, 02/28/22	CAD	10,000	7,967,781
	2.350%, 07/18/22	CAD	10,000	8,040,978
	Toyota Finance Australia, Ltd.
	0.000%, 04/09/21	EUR	500	607,206
	Toyota Motor Credit Corp.
	1.900%, 04/08/21		28,176	28,265,966
	2.600%, 01/11/22		5,277	5,389,100
	0.750%, 07/21/22	EUR	6,700	8,245,312
	2.375%, 02/01/23	EUR	2,000	2,554,405
	Toyota Motor Finance Netherlands BV
	0.250%, 01/10/22	EUR	3,000	3,658,801
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		300	309,486
	Truist Financial Corp.
	2.900%, 03/03/21		7,565	7,565,576
	2.050%, 05/10/21		1,292	1,296,479
	UBS Group AG
	1.750%, 11/16/22	EUR	9,052	11,379,084
	2.125%, 03/04/24	EUR	5,000	6,478,206
	UBS Group AG, Floating Rate Note, 3M USD LIBOR + 1.780%, FRN
(r)	2.014%, 04/14/21		3,900	3,914,050
	Unedic Asseo
	0.875%, 10/25/22	EUR	27,300	33,901,034
	UniCredit SpA
Ω	7.830%, 12/04/23		2,500	2,935,948
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	2,000	2,465,214
	UnitedHealth Group, Inc.
	4.700%, 02/15/21		925	926,485
	2.375%, 10/15/22		6,225	6,447,320
	Unum Group
	4.500%, 03/15/25		1,000	1,137,017
	Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,085,520
#	3.650%, 03/15/25		2,000	2,183,570
	2.850%, 04/15/25		26,400	28,031,168
	Ventas Realty L.P.
	3.100%, 01/15/23		3,200	3,350,462
#	3.500%, 04/15/24		1,000	1,085,598
	2.650%, 01/15/25		2,000	2,136,474
	Verizon Communications, Inc.
	1.625%, 03/01/24	EUR	5,000	6,399,532
	3.376%, 02/15/25		5,000	5,502,025
	VF Corp.
	2.050%, 04/23/22		6,900	7,045,198
			Face Amount^	Value†
			(000)
	ViacomCBS, Inc.
	4.750%, 05/15/25		33,200	$38,291,086
	VMware, Inc.
	2.950%, 08/21/22		2,000	2,072,001
	Vodafone Group P.L.C.
	1.750%, 08/25/23	EUR	5,600	7,130,901
	0.500%, 01/30/24	EUR	2,304	2,846,235
	Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	6,900	8,676,796
	Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	5,000	6,172,214
	1.375%, 10/16/23	EUR	12,000	15,058,567
	Volkswagen Group of America Finance LLC
Ω	4.000%, 11/12/21		3,850	3,958,808
Ω	2.850%, 09/26/24		1,000	1,069,642
	Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	4,200	5,184,371
	Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	2,496	3,105,920
	1.375%, 01/20/25	EUR	3,000	3,803,276
	Walgreen Co.
	3.100%, 09/15/22		4,127	4,299,226
	Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		4,000	4,071,089
#	3.800%, 11/18/24		1,907	2,107,295
	Wells Fargo & Co.
	1.500%, 09/12/22	EUR	2,700	3,369,219
	2.250%, 05/02/23	EUR	5,700	7,291,939
	3.000%, 02/19/25		2,800	3,028,275
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.025%, FRN
(r)	1.240%, 07/26/21		3,400	3,416,052
	Wells Fargo & Co., Floating Rate Note, 3M USD LIBOR + 1.340%, FRN
(r)	1.571%, 03/04/21		15,234	15,251,475
	Western Australian Treasury Corp.
	2.750%, 10/20/22	AUD	27,000	21,560,711
	Westpac Banking Corp.
	2.800%, 01/11/22		15,512	15,889,702
	2.500%, 06/28/22		3,140	3,238,926
	Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR + 1.140%, FRN
(r)	1.150%, 04/24/24	AUD	8,000	6,292,482
	Westpac Banking Corp., Floating Rate Note, 3M USD LIBOR +0.880%, FRN
(r)	0.900%, 08/16/24	AUD	8,000	6,249,647

DFA Short-Term Extended Quality Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
Westpac Banking Corp., Floating Rate Note, BBSW 3M + 1.170%, FRN
(r) 1.190%, 06/03/21	AUD	1,500	$1,150,461
Whirlpool Corp.
3.700%, 03/01/23		1,525	1,625,968
Williams Cos, Inc. (The)
# 4.300%, 03/04/24		5,100	5,599,198
3.900%, 01/15/25		5,442	6,007,136
Williams Cos., Inc. (The)
3.700%, 01/15/23		6,726	7,082,592
Williams Partners LP
3.350%, 08/15/22		4,600	4,766,869
Xcel Energy, Inc.
2.400%, 03/15/21		4,070	4,073,393
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25		14,145	15,598,712
Zoetis, Inc.
3.250%, 02/01/23		3,015	3,165,328
TOTAL BONDS			5,274,026,452
U.S. TREASURY OBLIGATIONS — (7.9%)
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r) 0.135%, 07/31/22		60,000	60,018,367
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r) 0.194%, 04/30/22		25,000	25,025,145
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.139%, FRN
(r) 0.219%, 04/30/21		28,300	28,309,672
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.220%, FRN
(r) 0.300%, 07/31/21		404,200	404,599,790
TOTAL U.S. TREASURY OBLIGATIONS			517,952,974
TOTAL INVESTMENT SECURITIES (Cost $5,625,250,072)			5,791,979,426

COMMERCIAL PAPER — (11.7%)
BNG Bank NV
0.180%, 04/01/21	18,000	17,995,660
		FaceAmount^	Value†
		(000)
	0.190%, 04/27/21	42,062	$42,047,606
Caisse des Depots et Consignations
Ω	0.370%, 02/09/21	50,000	49,998,549
Ω	0.220%, 04/27/21	40,000	39,984,453
DNB Bank ASA
Ω	0.234%, 06/10/21	80,000	79,956,000
DNB NOR BANK ASA
	0.195%, 07/07/21	40,000	39,972,970
Erste Abwicklungsanstalt
Ω	0.200%, 03/01/21	15,000	14,998,566
FMS Wertmanagement
Ω	0.233%, 02/02/21	15,150	15,149,865
NRW Bank
Ω	0.225%, 04/01/21	35,000	34,990,898
NRW. Bank
Ω	0.200%, 02/16/21	60,000	59,996,850
Province of British Columbia Canada
	0.195%, 06/09/21	30,000	29,984,717
Shell International Finance BV
Ω	0.499%, 05/25/21	50,000	49,973,095
Skandinaviska Enskilda Banken AB
Ω	0.233%, 06/28/21	30,000	29,978,750
	0.175%, 07/23/21	10,000	9,991,347
Svenska Handelsbanken AB
Ω	0.220%, 05/27/21	20,000	19,989,577
Toronto-Dominion Bank (The)
Ω	0.230%, 02/19/21	40,000	39,997,620
Total Capital Canada, Ltd.
Ω	0.183%, 02/19/21	30,000	29,998,635
Ω	0.230%, 05/05/21	8,317	8,313,584
Ω	0.220%, 05/06/21	29,124	29,111,837
	0.200%, 07/08/21	12,000	11,989,173
	0.180%, 07/26/21	110,000	109,886,327
Walt Disney Co. (The)
Ω	0.700%, 03/26/21	3,500	3,498,666
TOTAL COMMERCIAL PAPER (Cost $767,693,942)			767,804,745

		Shares
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	1,978,125	22,888,883
TOTAL INVESTMENTS — (100.0%)
(Cost $6,415,831,172)^^			$6,582,673,054

DFA Short-Term Extended Quality Portfolio
CONTINUED
As of January 31, 2021, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	135,975,657	EUR	110,484,201	Barclays Capital	02/05/21	$1,889,085
USD	67,664,833	SEK	553,849,118	State Street Bank and Trust	02/05/21	1,383,735
USD	3,376,629	NZD	4,656,076	HSBC Bank	02/10/21	30,820
USD	139,247,902	EUR	112,713,426	State Street Bank and Trust	02/10/21	2,441,285
USD	29,123,815	SEK	240,813,379	Bank of America Corp.	02/12/21	302,809
USD	12,207,768	SEK	101,263,942	State Street Bank and Trust	02/12/21	88,305
USD	137,806,850	EUR	112,386,167	State Street Bank and Trust	02/17/21	1,376,473
EUR	14,851,315	USD	18,012,284	State Street Bank and Trust	02/18/21	16,759
USD	259,953,964	CAD	273,916,280	State Street Bank and Trust	02/18/21	1,095,717
USD	134,072,526	EUR	110,214,412	Bank of America Corp.	02/19/21	272,657
USD	130,613,377	EUR	107,444,170	JP Morgan	02/22/21	167,975
USD	131,755,080	EUR	108,419,657	Bank of America Corp.	02/23/21	122,471
USD	15,792,956	CAD	20,102,948	Barclays Capital	02/25/21	71,010
USD	116,808,348	CAD	148,713,322	Citibank, N.A.	02/25/21	503,876
USD	148,907,307	AUD	193,109,165	State Street Bank and Trust	03/23/21	1,281,878
USD	37,897,545	AUD	49,040,787	State Street Bank and Trust	04/19/21	402,020
USD	18,326,219	AUD	23,899,102	UBS AG	04/19/21	53,483
Total Appreciation						$11,500,358
USD	63,165,694	GBP	46,358,006	State Street Bank and Trust	02/03/21	$(352,001)
EUR	10,717,261	USD	13,039,938	UBS AG	02/05/21	(33,184)
EUR	4,007,828	USD	4,893,530	Mellon Bank	02/10/21	(29,004)
EUR	17,880,881	USD	21,775,596	Bank of America Corp.	02/17/21	(69,229)
EUR	6,447,796	USD	7,831,614	Bank of America Corp.	02/19/21	(4,015)
USD	70,917,771	SEK	593,830,454	HSBC Bank	02/24/21	(162,132)
USD	132,785,153	EUR	109,497,020	State Street Bank and Trust	02/24/21	(158,406)
USD	130,984,756	EUR	107,936,405	Citibank, N.A.	02/25/21	(66,893)
USD	126,224,906	EUR	104,241,861	UBS AG	03/03/21	(357,810)
Total (Depreciation)						$(1,232,674)
Total Appreciation (Depreciation)						$10,267,684
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$5,274,026,452	—	$5,274,026,452
U.S. Treasury Obligations	—	517,952,974	—	517,952,974
Commercial Paper	—	767,804,745	—	767,804,745
Securities Lending Collateral	—	22,888,883	—	22,888,883
Forward Currency Contracts**	—	10,267,684	—	10,267,684
TOTAL	—	$6,592,940,738	—	$6,592,940,738
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (4.7%)
	Federal Home Loan Bank
	2.125%, 09/14/29	5,000	$5,485,577
	2.125%, 12/14/29	5,000	5,432,146
	Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29	5,000	7,392,616
	6.750%, 03/15/31	6,000	9,133,934
	6.250%, 07/15/32	16,000	24,438,320
	Federal National Mortgage Association
	6.250%, 05/15/29	5,000	7,060,796
	7.125%, 01/15/30	3,000	4,526,712
	7.250%, 05/15/30	11,000	16,871,010
	0.875%, 08/05/30	10,000	9,715,533
	6.625%, 11/15/30	10,000	14,975,714
	Tennessee Valley Authority
	7.125%, 05/01/30	2,000	3,016,684
	TOTAL AGENCY OBLIGATIONS		108,049,042
BONDS — (90.6%)
	3M Co.
	2.875%, 10/15/27	9,000	9,994,534
#	3.375%, 03/01/29	3,500	3,986,950
	2.375%, 08/26/29	11,000	11,754,586
	Abbott Laboratories
	5.300%, 05/27/40	3,000	4,320,020
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,737,000
	Activision Blizzard, Inc.
	3.400%, 06/15/27	600	677,611
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,500,032
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,629,031
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,514,755
	Ahold Finance USA LLC
	6.875%, 05/01/29	388	531,489
	Airbus SE
Ω	3.150%, 04/10/27	1,000	1,087,372
	Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	1,185	1,327,782
	Allstate Corp. (The)
	5.350%, 06/01/33	1,900	2,586,178
	Alphabet, Inc.
	1.100%, 08/15/30	20,000	19,372,435
	1.900%, 08/15/40	5,000	4,721,821
	Altria Group, Inc.
	4.800%, 02/14/29	4,000	4,752,728
		Face Amount	Value†
		(000)

	3.400%, 05/06/30	2,500	$2,745,161
	Amazon.com, Inc.
	4.800%, 12/05/34	6,000	8,010,310
	American Express Credit Corp.
	3.300%, 05/03/27	8,500	9,663,078
	American International Group, Inc.
	4.700%, 07/10/35	5,000	6,296,764
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	9,065,825
	2.800%, 05/15/30	4,800	5,174,767
	Amgen, Inc.
	2.300%, 02/25/31	8,100	8,434,444
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,499,387
	Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	3,000	3,476,589
	4.900%, 01/23/31	8,000	10,070,646
	Anthem, Inc.
	3.650%, 12/01/27	555	638,821
	4.101%, 03/01/28	5,000	5,844,758
	2.250%, 05/15/30	8,100	8,341,907
	ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27	11,000	12,479,341
	Aon Corp.
	3.750%, 05/02/29	10,800	12,452,589
	2.800%, 05/15/30	500	538,338
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,427,557
	Apple, Inc.
	3.200%, 05/11/27	8,405	9,471,164
	2.900%, 09/12/27	551	613,558
#	3.000%, 11/13/27	11,000	12,370,190
	2.200%, 09/11/29	5,000	5,287,995
#	1.250%, 08/20/30	5,000	4,885,037
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,998,166
	AstraZeneca P.L.C.
	4.000%, 01/17/29	3,000	3,531,179
	AstraZeneca PLC
	6.450%, 09/15/37	1,250	1,878,449
	AT&T, Inc.
	2.750%, 06/01/31	7,542	7,882,140
Ω	2.550%, 12/01/33	2,285	2,278,233
	Autodesk, Inc.
	3.500%, 06/15/27	4,340	4,910,364
	Automatic Data Processing, Inc.
	1.250%, 09/01/30	1,500	1,454,544
	Avnet, Inc.
	4.625%, 04/15/26	5,400	6,107,703

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27	4,780	$5,386,758
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	12,297,706
#	3.138%, 11/07/29	2,000	2,184,340
Banco Santander SA
	3.800%, 02/23/28	5,800	6,547,590
#	3.490%, 05/28/30	600	663,484
Barclays P.L.C.
	4.375%, 01/12/26	2,700	3,079,404
BAT Capital Corp.
#	4.906%, 04/02/30	9,000	10,649,394
	4.390%, 08/15/37	2,000	2,208,689
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	3,984	4,656,014
Ω	4.375%, 12/15/28	7,000	8,209,181
Bemis Co., Inc.
	2.630%, 06/19/30	375	398,137
Berkshire Hathaway Finance Corp.
	1.450%, 10/15/30	4,500	4,478,960
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,926,851
Biogen, Inc.
#	2.250%, 05/01/30	15,000	15,432,088
Black Hills Corp.
	4.350%, 05/01/33	8,837	10,647,195
BlackRock, Inc.
	3.200%, 03/15/27	10,045	11,399,902
	3.250%, 04/30/29	1,365	1,554,028
	1.900%, 01/28/31	4,000	4,085,938
BMW US Capital LLC
Ω	3.300%, 04/06/27	4,000	4,460,220
Ω	4.150%, 04/09/30	4,000	4,763,410
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	9,623,031
Boeing Co. (The)
	2.950%, 02/01/30	3,000	3,057,767
	6.125%, 02/15/33	3,335	4,306,376
#	3.600%, 05/01/34	3,000	3,125,185
	3.250%, 02/01/35	700	699,295
Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,950,076
BP Capital Markets America, Inc.
	3.017%, 01/16/27	7,600	8,351,198
	1.749%, 08/10/30	1,800	1,775,004
Bristol-Myers Squibb Co.
#	4.125%, 06/15/39	4,400	5,462,008
Broadcom, Inc.
	4.300%, 11/15/32	5,000	5,775,180
Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,372,451
Bunge, Ltd. Finance Corp.
#	3.750%, 09/25/27	6,075	6,929,279
		Face Amount	Value†
		(000)

	CA, Inc.
	4.700%, 03/15/27	7,900	$9,059,780
	Camden Property Trust
	2.800%, 05/15/30	2,000	2,173,917
	Campbell Soup Co.
	4.150%, 03/15/28	905	1,059,184
	Canadian Natural Resources, Ltd.
	2.950%, 07/15/30	5,980	6,226,538
	5.850%, 02/01/35	2,000	2,522,235
	Capital One Financial Corp.
	3.750%, 03/09/27	2,000	2,279,967
	Cardinal Health, Inc.
	3.410%, 06/15/27	10,000	11,208,213
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,593,085
	Carrier Global Corp.
	2.700%, 02/15/31	2,500	2,644,181
	3.377%, 04/05/40	1,000	1,062,065
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,460,539
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,160,919
	Charles Schwab Corp. (The)
	4.625%, 03/22/30	5,000	6,181,399
	Chevron Corp.
	2.236%, 05/11/30	10,000	10,454,348
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,720,257
	Chubb Corp
	6.500%, 05/15/38	500	776,286
	Cigna Corp.
	3.400%, 03/01/27	3,500	3,938,073
	4.375%, 10/15/28	5,000	5,944,407
	2.400%, 03/15/30	4,000	4,170,108
#	3.200%, 03/15/40	1,000	1,071,911
	Cincinnati Financial Corp.
	6.920%, 05/15/28	900	1,168,488
	Citigroup, Inc.
	8.125%, 07/15/39	6,000	10,408,801
	Clorox Co. (The)
	3.900%, 05/15/28	1,000	1,160,909
	CME Group, Inc.
	3.750%, 06/15/28	813	951,849
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,306,281
	Coca-Cola Co
	2.500%, 06/01/40	4,000	4,048,143
	Coca-Cola Co. (The)
#	2.900%, 05/25/27	8,000	8,892,685
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,206,590
	4.250%, 01/15/33	4,000	4,895,637
	7.050%, 03/15/33	5,337	7,999,453
	Comerica, Inc.
	4.000%, 02/01/29	1,000	1,160,324

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Conagra Brands, Inc.
	5.300%, 11/01/38	5,000	$6,573,762
	ConocoPhillips
#	5.900%, 10/15/32	8,000	10,959,095
	6.500%, 02/01/39	1,500	2,255,369
	Consolidated Edison Co. of New York, Inc.
#	6.750%, 04/01/38	1,300	1,945,788
	5.500%, 12/01/39	1,400	1,881,660
#	5.700%, 06/15/40	294	404,631
	Costco Wholesale Corp.
	1.750%, 04/20/32	30,098	30,430,118
	Cox Communications, Inc.
Ω	6.450%, 12/01/36	1,745	2,397,534
	Credit Agricole SA
	3.875%, 04/15/24	78	85,860
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,639,903
	CSX Corp.
	2.400%, 02/15/30	2,000	2,124,184
	CVS Health Corp.
	3.250%, 08/15/29	7,000	7,762,251
	2.700%, 08/21/40	1,000	977,006
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	14,430,672
	Danske Bank A.S.
Ω	4.375%, 06/12/28	6,000	6,813,541
	Deere & Co.
#	5.375%, 10/16/29	650	851,235
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30	3,833	4,212,723
	Diageo Capital P.L.C.
	2.375%, 10/24/29	7,400	7,878,108
	2.125%, 04/29/32	4,600	4,732,066
	Discovery Communications LLC
#	3.625%, 05/15/30	9,000	10,142,205
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	6,144,121
	Dow Chemical Co
	4.250%, 10/01/34	2,000	2,369,376
	Dow Chemical Co. (The)
	7.375%, 11/01/29	1,000	1,420,949
	DTE Energy Co.
	6.375%, 04/15/33	10,407	14,745,032
	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	10,636,926
	DXC Technology Co.
#	4.750%, 04/15/27	8,000	9,195,856
	E*TRADE Financial Corp.
	4.500%, 06/20/28	2,500	2,968,246
	Eaton Corp.
	4.000%, 11/02/32	12,600	15,113,813
	eBay, Inc.
	3.600%, 06/05/27	2,000	2,267,230
	Ecolab, Inc.
	2.700%, 11/01/26	2,000	2,195,259
		Face Amount	Value†
		(000)

	EI du Pont de Nemours and Co.
	2.300%, 07/15/30	1,225	$1,278,925
	Enbridge, Inc.
	3.700%, 07/15/27	3,000	3,417,699
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,500	5,069,213
Ω	4.875%, 06/14/29	7,000	8,649,093
	Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,829,942
	6.650%, 10/15/34	1,500	2,082,309
	EOG Resources, Inc.
#	4.375%, 04/15/30	9,000	10,701,254
	Equinor ASA
#	2.375%, 05/22/30	2,000	2,106,414
	Estee Lauder Cos., Inc. (The)
	2.600%, 04/15/30	2,400	2,597,835
	Exelon Corp.
	3.400%, 04/15/26	5,400	6,035,635
	Exxon Mobil Corp.
	2.440%, 08/16/29	7,000	7,427,121
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,647,722
	4.900%, 01/15/34	7,988	10,148,924
#	3.900%, 02/01/35	2,000	2,352,193
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,718,419
	2.450%, 03/15/31	1,000	1,013,249
	Fifth Third Bancorp
#	3.950%, 03/14/28	2,943	3,455,056
	Flex, Ltd.
	4.875%, 06/15/29	2,789	3,275,666
	4.875%, 05/12/30	2,500	2,955,869
	FMR LLC
Ω	4.950%, 02/01/33	9,555	12,556,348
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	5,159,840
	Fox Corp.
	5.476%, 01/25/39	5,000	6,671,112
	GATX Corp.
	3.250%, 09/15/26	2,200	2,433,522
	General Dynamics Corp.
	4.250%, 04/01/40	4,952	6,250,084
	General Electric Co.
	6.750%, 03/15/32	9,273	12,845,777
	General Mills, Inc.
	4.200%, 04/17/28	3,000	3,547,546
	General Motors Financial Co., Inc.
	4.350%, 01/17/27	959	1,098,403
	Georgia Power Co.
#	2.650%, 09/15/29	5,000	5,373,420
	Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	7,253,782

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

#Ω	2.300%, 04/30/30	7,000	$7,379,889
	GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,288,857
	5.375%, 04/15/34	8,000	11,289,422
	Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,264,442
	Goldman Sachs Group, Inc. (The)
	6.125%, 02/15/33	10,000	14,095,031
	Halliburton Co.
	2.920%, 03/01/30	3,000	3,102,318
	6.700%, 09/15/38	5,400	7,126,732
	Hasbro, Inc.
	3.500%, 09/15/27	2,820	3,110,650
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	4,000	4,151,407
	Home Depot Inc
	5.875%, 12/16/36	2,400	3,571,972
#	3.300%, 04/15/40	6,000	6,786,798
	HP, Inc.
	3.400%, 06/17/30	11,000	11,975,942
	HSBC Holdings P.L.C.
	4.300%, 03/08/26	3,700	4,259,453
	4.950%, 03/31/30	3,556	4,378,103
	ING Groep NV
	3.950%, 03/29/27	6,550	7,504,166
	4.550%, 10/02/28	206	246,768
	Intel Corp.
#	4.000%, 12/15/32	2,000	2,417,629
	Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	5,685,141
	International Business Machines Corp.
	3.300%, 01/27/27	2,326	2,601,714
	3.500%, 05/15/29	1,000	1,137,781
	1.950%, 05/15/30	2,000	2,033,319
	5.875%, 11/29/32	66	92,987
	4.150%, 05/15/39	2,300	2,792,156
	Interstate Power and Light Co.
	2.300%, 06/01/30	2,228	2,333,238
	ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,628,174
	Jabil, Inc.
	3.600%, 01/15/30	5,000	5,497,319
	3.000%, 01/15/31	6,567	6,861,823
	Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	3,000	3,558,754
	Johnson & Johnson
	6.950%, 09/01/29	1,000	1,435,426
#	1.300%, 09/01/30	6,825	6,732,420
#	4.950%, 05/15/33	2,800	3,860,911
	4.375%, 12/05/33	4,000	5,141,311
	2.100%, 09/01/40	14,000	13,667,268
		Face Amount	Value†
		(000)

	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	$7,886,454
	Kellogg Co.
	3.250%, 04/01/26	6,741	7,523,910
#	4.300%, 05/15/28	3,000	3,548,500
	7.450%, 04/01/31	1,100	1,660,386
	Kemper Corp.
#	2.400%, 09/30/30	7,000	7,082,040
	KeyCorp
#	2.550%, 10/01/29	9,783	10,433,012
	Kilroy Realty L.P.
#	2.500%, 11/15/32	4,000	3,988,099
	Kinder Morgan Energy Partners L.P.
	6.500%, 09/01/39	1,565	2,034,733
	Kroger Co. (The)
	7.500%, 04/01/31	7,725	11,253,401
	Laboratory Corp. of America Holdings
	3.600%, 09/01/27	3,100	3,548,177
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,372,787
	Lazard Group LLC
	4.500%, 09/19/28	7,000	8,303,691
	Lear Corp.
	3.800%, 09/15/27	639	713,905
	3.500%, 05/30/30	3,995	4,368,163
	Leggett & Platt, Inc.
	4.400%, 03/15/29	11,000	12,793,211
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	5,000	6,034,140
	Lincoln National Corp.
#	3.050%, 01/15/30	11,900	13,032,359
	3.400%, 01/15/31	60	68,151
	Lloyds Banking Group P.L.C.
	3.750%, 01/11/27	5,000	5,652,210
	4.375%, 03/22/28	4,000	4,688,475
	Loews Corp.
	6.000%, 02/01/35	1,900	2,619,457
	LYB International Finance II BV
	3.500%, 03/02/27	2,000	2,251,627
	Markel Corp.
	3.350%, 09/17/29	8,000	8,909,075
	Mars, Inc.
Ω	3.600%, 04/01/34	13,159	15,529,036
	Marsh & McLennan Cos. Inc.
	4.375%, 03/15/29	2,262	2,715,339
	Marsh & McLennan Cos., Inc.
	2.250%, 11/15/30	8,300	8,613,931
	5.875%, 08/01/33	2,500	3,498,928
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	2,950	3,322,777
	McDonald's Corp.
	4.875%, 07/15/40	7,200	9,373,419
	McKesson Corp.
#	3.950%, 02/16/28	1,000	1,154,979

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	4.750%, 05/30/29	3,100	$3,767,734
	Medtronic, Inc.
	4.375%, 03/15/35	2,000	2,623,357
	Merck Sharp & Dohme Corp.
#	6.400%, 03/01/28	1,591	2,064,692
	MetLife, Inc.
	6.500%, 12/15/32	300	446,955
	5.700%, 06/15/35	6,900	9,940,968
	Micron Technology, Inc.
	4.663%, 02/15/30	4,334	5,226,895
	Microsoft Corp.
	3.500%, 02/12/35	5,000	5,988,630
#	4.200%, 11/03/35	5,750	7,349,979
	Mitsubishi UFJ Financial Group, Inc.
	3.677%, 02/22/27	2,000	2,291,736
#	3.195%, 07/18/29	1,002	1,112,288
#	2.048%, 07/17/30	5,000	5,091,228
#	3.751%, 07/18/39	4,200	4,929,737
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	10,000	10,969,397
	Morgan Stanley
	3.625%, 01/20/27	6,400	7,271,261
	7.250%, 04/01/32	4,000	6,005,223
	Mosaic Co. (The)
#	4.050%, 11/15/27	4,000	4,531,499
	Motorola Solutions, Inc.
	4.600%, 05/23/29	10,500	12,472,057
	MPLX L.P.
	4.125%, 03/01/27	6,700	7,643,690
	Mylan NV
	3.950%, 06/15/26	5,000	5,688,420
	National Australia Bank, Ltd.
Ω	3.500%, 01/10/27	7,790	8,867,972
	Natwest Group P.L.C.
	4.800%, 04/05/26	1,000	1,165,539
	NetApp, Inc.
	2.700%, 06/22/30	10,000	10,658,600
	NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	2,000	2,277,783
	2.750%, 11/01/29	2,000	2,153,044
	NIKE, Inc.
	3.250%, 03/27/40	3,000	3,398,702
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	8,201,566
	2.679%, 07/16/30	2,000	2,088,975
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,576,056
	Northern Trust Corp.
#	1.950%, 05/01/30	9,100	9,322,366
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,688,950
	Novartis Capital Corp.
#	3.100%, 05/17/27	5,678	6,375,475
	Nucor Corp.
	3.950%, 05/01/28	6,000	7,006,662
#	2.700%, 06/01/30	4,300	4,634,172
		Face Amount	Value†
		(000)

	Nutrien, Ltd.
	2.950%, 05/13/30	2,000	$2,182,703
	NVIDIA Corp.
	3.500%, 04/01/40	2,000	2,298,643
	Omnicom Group, Inc.
	4.200%, 06/01/30	3,270	3,867,647
	Oracle Corp.
	3.250%, 11/15/27	8,500	9,583,097
	3.250%, 05/15/30	7,966	8,934,107
	O'Reilly Automotive, Inc.
	3.600%, 09/01/27	3,900	4,440,289
	Owens Corning
	3.875%, 06/01/30	6,300	7,147,902
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	3,177,637
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	4,000	4,447,267
	PepsiCo, Inc.
	3.500%, 03/19/40	8,236	9,597,243
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	3,010,083
	Perrigo Finance Unlimited Co.
	3.150%, 06/15/30	9,667	10,192,082
	Pfizer, Inc.
	3.450%, 03/15/29	5,000	5,749,615
	3.900%, 03/15/39	3,400	4,129,700
	Philip Morris International, Inc.
	3.375%, 08/15/29	7,000	7,894,855
	2.100%, 05/01/30	5,000	5,110,951
	Phillips 66
	2.150%, 12/15/30	3,000	2,960,700
	Phillips 66 Partners L.P.
	3.550%, 10/01/26	4,550	4,963,486
	3.150%, 12/15/29	5,500	5,701,671
	PNC Financial Services Group, Inc. (The)
	3.450%, 04/23/29	1,000	1,143,465
	PPG Industries, Inc.
#	2.800%, 08/15/29	5,500	6,045,897
	2.550%, 06/15/30	4,000	4,274,241
	Principal Financial Group, Inc.
	3.100%, 11/15/26	300	332,650
	Procter & Gamble Co
	1.200%, 10/29/30	16,000	15,695,054
	Procter & Gamble Co. (The)
	2.850%, 08/11/27	7,000	7,863,723
	Progress Energy, Inc.
	6.000%, 12/01/39	4,010	5,558,259
	Progressive Corp. (The)
	6.250%, 12/01/32	900	1,288,316
	Prudential Financial, Inc.
#	3.878%, 03/27/28	4,900	5,767,373
#	5.750%, 07/15/33	4,625	6,269,723
	3.000%, 03/10/40	2,000	2,124,057

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Prudential P.L.C.
	3.125%, 04/14/30	3,000	$3,340,334
QUALCOMM, Inc.
	2.150%, 05/20/30	14,000	14,554,297
Quest Diagnostics, Inc.
#	2.800%, 06/30/31	5,600	6,072,265
Raytheon Technologies Corp.
	7.500%, 09/15/29	5,114	7,364,044
	4.450%, 11/16/38	2,500	3,062,312
Reinsurance Group of America, Inc.
	3.950%, 09/15/26	7,358	8,454,431
	3.150%, 06/15/30	1,600	1,736,935
RELX Capital, Inc.
	3.000%, 05/22/30	900	979,731
Republic Services, Inc.
	6.200%, 03/01/40	230	336,750
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28	2,120	2,947,484
Royalty Pharma PLC
Ω	3.300%, 09/02/40	4,500	4,652,265
salesforce.com, Inc.
	3.700%, 04/11/28	2,000	2,332,180
Santander Holdings USA, Inc.
	4.400%, 07/13/27	2,000	2,293,870
Schlumberger Investment SA
	2.650%, 06/26/30	2,450	2,560,035
Sempra Energy
#	3.800%, 02/01/38	3,000	3,426,728
Shell International Finance B.V.
	2.375%, 11/07/29	10,000	10,545,332
Shell International Finance BV
	2.875%, 05/10/26	5,351	5,860,576
	2.500%, 09/12/26	4,700	5,077,108
Sherwin-Williams Co. (The)
	2.950%, 08/15/29	1,230	1,342,619
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	102,168
Simon Property Group L.P.
#	2.650%, 07/15/30	4,000	4,148,346
Societe Generale S.A.
#Ω	3.000%, 01/22/30	5,400	5,706,696
Southwest Gas Corp.
#	2.200%, 06/15/30	5,700	5,951,097
Standard Chartered P.L.C.
Ω	4.050%, 04/12/26	1,962	2,213,430
Statoil ASA
#Ω	6.500%, 12/01/28	5,000	6,662,536
Steel Dynamics, Inc.
#	3.250%, 01/15/31	9,626	10,587,554
Sumitomo Mitsui Financial Group, Inc.
	3.544%, 01/17/28	6,000	6,766,767
	Face Amount	Value†
	(000)

3.040%, 07/16/29	3,000	$3,287,968
Suncor Energy, Inc.
5.950%, 12/01/34	8,000	10,403,605
Sysco Corp.
3.300%, 07/15/26	12,345	13,666,801
Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	9,961	10,239,076
TD Ameritrade Holding Corp.
2.750%, 10/01/29	3,000	3,268,193
Telefonica Europe BV
8.250%, 09/15/30	9,275	14,046,018
Textron, Inc.
2.450%, 03/15/31	6,750	6,809,472
Total Capital International SA
# 2.829%, 01/10/30	9,400	10,220,135
Total Capital S.A.
# 3.883%, 10/11/28	4,928	5,780,799
Toyota Motor Credit Corp.
3.200%, 01/11/27	5,500	6,183,012
3.050%, 01/11/28	13,430	15,002,530
TransCanada PipeLines, Ltd.
4.625%, 03/01/34	10,545	12,673,807
Travelers Cos. Inc
6.250%, 06/15/37	670	998,335
Travelers Property Casualty Corp.
6.375%, 03/15/33	6,744	9,953,404
Union Pacific Corp.
3.950%, 09/10/28	4,930	5,743,466
United Parcel Service, Inc.
6.200%, 01/15/38	2,000	3,035,192
5.200%, 04/01/40	7,260	9,964,126
United Technologies Corp.
5.700%, 04/15/40	1,080	1,529,354
UnitedHealth Group Inc.
2.750%, 05/15/40	2,000	2,070,452
UnitedHealth Group, Inc.
# 3.875%, 12/15/28	3,000	3,542,052
4.625%, 07/15/35	6,300	8,194,897
Unum Group
# 3.875%, 11/05/25	7,000	7,761,165
4.000%, 06/15/29	3,775	4,199,832
Valero Energy Corp.
7.500%, 04/15/32	5,400	7,532,837
# 6.625%, 06/15/37	1,300	1,708,478
Ventas Realty L.P.
3.000%, 01/15/30	3,800	4,049,459
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	5,050,431
4.500%, 08/10/33	4,500	5,548,751
ViacomCBS, Inc.
2.900%, 01/15/27	6,600	7,191,250
4.200%, 05/19/32	4,800	5,686,711
Virginia Electric & Power Co.
8.875%, 11/15/38	670	1,224,798
Visa, Inc.
1.100%, 02/15/31	7,000	6,718,094

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

4.150%, 12/14/35	14,000	$17,815,130
VMware, Inc.
4.700%, 05/15/30	3,000	3,546,563
Vodafone Group P.L.C.
7.875%, 02/15/30	8,125	12,009,702
Walgreens Boots Alliance, Inc.
# 3.450%, 06/01/26	3,000	3,329,017
# 3.200%, 04/15/30	4,604	5,014,086
Walmart, Inc.
2.375%, 09/24/29	16,000	17,294,055
7.550%, 02/15/30	3,000	4,530,600
Walt Disney Co. (The)
2.650%, 01/13/31	5,035	5,435,224
6.200%, 12/15/34	6,200	9,160,473
Wells Fargo & Co.
3.000%, 04/22/26	5,700	6,225,451
4.150%, 01/24/29	8,000	9,352,700
Welltower, Inc.
3.100%, 01/15/30	2,000	2,161,671
# 2.750%, 01/15/31	7,500	7,908,450
Westlake Chemical Corp.
3.375%, 06/15/30	3,000	3,279,622
Westpac Banking Corp.
2.700%, 08/19/26	7,595	8,356,518
3.350%, 03/08/27	7,000	7,976,777
WestRock MWV LLC
8.200%, 01/15/30	3,885	5,509,698
7.950%, 02/15/31	3,112	4,413,204
Whirlpool Corp.
4.750%, 02/26/29	2,000	2,418,541
	Face Amount	Value†
	(000)

Williams Cos., Inc. (The)
3.750%, 06/15/27	2,771	$3,152,340
8.750%, 03/15/32	5,000	7,382,086
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,381,387
Zoetis, Inc.
3.000%, 09/12/27	1,500	1,670,994
TOTAL BONDS		2,064,447,346
U.S. TREASURY OBLIGATIONS — (2.6%)
U.S. Treasury Notes
0.625%, 05/15/30	41,000	39,507,344
0.625%, 08/15/30	20,000	19,212,500
TOTAL U.S. TREASURY OBLIGATIONS		58,719,844
TOTAL INVESTMENT SECURITIES (Cost $2,084,587,634)		2,231,216,232

		Shares
SECURITIES LENDING COLLATERAL — (2.1%)
@§	The DFA Short Term Investment Fund	4,066,578	47,054,375
TOTAL INVESTMENTS — (100.0%)
(Cost $2,131,636,011)^^			$2,278,270,607

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$108,049,042	—	$108,049,042
Bonds	—	2,064,447,346	—	2,064,447,346
U.S. Treasury Obligations	—	58,719,844	—	58,719,844
Securities Lending Collateral	—	47,054,375	—	47,054,375
TOTAL	—	$2,278,270,607	—	$2,278,270,607

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (95.0%)
AUSTRALIA — (2.4%)
Australia & New Zealand Banking Group, Ltd.
	2.550%, 11/23/21		886	$902,804
	0.625%, 02/21/23	EUR	2,000	2,474,457
BHP Billiton Finance USA, Ltd.
	2.875%, 02/24/22		704	722,935
BHP Billiton Finance, Ltd.
	0.750%, 10/28/22	EUR	2,554	3,142,462
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		991	1,018,843
Commonwealth Bank of Australia Floating Rate Note
(r)	1.055%, 09/06/21		594	596,839
FMG Resources August 2006 Pty, Ltd.
	4.750%, 05/15/22		1,300	1,337,375
#Ω	5.125%, 05/15/24		1,500	1,629,937
National Australia Bank, Ltd.
	2.800%, 01/10/22		1,000	1,024,433
	2.500%, 05/22/22		4,500	4,632,928
Westpac Banking Corp.
	2.500%, 06/28/22		1,000	1,031,505
	0.750%, 10/17/23	EUR	1,374	1,715,769
TOTAL AUSTRALIA				20,230,287
CANADA — (4.5%)
Alimentation Couche-Tard, Inc.
Ω	2.700%, 07/26/22		2,000	2,061,633
Bank of Montreal
	1.900%, 08/27/21		500	505,007
Bank of Nova Scotia (The)
	2.700%, 03/07/22		950	976,520
	0.375%, 04/06/22	EUR	1,000	1,223,874
Canadian Imperial Bank of Commerce
	2.300%, 07/11/22	CAD	3,000	2,411,425
Canadian National Railway Co.
	2.850%, 12/15/21		565	573,985
Canadian Natural Resources, Ltd.
	3.450%, 11/15/21		2,800	2,844,463
	2.950%, 01/15/23		1,000	1,042,388
	3.900%, 02/01/25		200	219,762
	2.050%, 07/15/25		250	259,053
Daimler Canada Finance, Inc.
	2.230%, 12/16/21	CAD	2,000	1,589,881
	3.300%, 08/16/22	CAD	1,000	814,248
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Enbridge, Inc.
	2.900%, 07/15/22		2,167	$2,239,477
	3.190%, 12/05/22	CAD	1,000	818,284
#	2.500%, 01/15/25		2,200	2,331,545
	Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,954,037
	Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	1,000	811,191
	Kinross Gold Corp.
	5.125%, 09/01/21		2,250	2,284,623
	National Bank of Canada Floating Rate Note
(r)Ω	0.639%, 03/21/21		2,000	2,001,123
	Nutrien, Ltd.
	3.625%, 03/15/24		1,250	1,356,282
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	811,245
	Spectra Energy Partners L.P.
	4.750%, 03/15/24		500	557,765
Toronto-Dominion Bank (The)
	2.125%, 04/07/21		1,000	1,003,564
	3.250%, 06/11/21		1,000	1,011,100
	1.800%, 07/13/21		1,000	1,007,203
	Toronto-Dominion Bank (The) Floating Rate Note
(r)	1.237%, 04/07/21		2,500	2,504,608
	TransCanada PipeLines, Ltd.
	2.500%, 08/01/22		600	618,971
	Videotron, Ltd.
	5.000%, 07/15/22		1,980	2,071,575
	TOTAL CANADA			37,904,832
DENMARK — (0.5%)
Danske Bank A.S.
Ω	2.800%, 03/10/21		700	701,848
	0.875%, 05/22/23	EUR	1,000	1,238,337
Ω	5.375%, 01/12/24		2,000	2,252,025
	TOTAL DENMARK			4,192,210
FINLAND — (0.8%)
	Nokia Oyj
	3.375%, 06/12/22		2,228	2,300,410
	Nordea Bank AB
	1.000%, 02/22/23	EUR	1,803	2,246,542
	Nordea Bank Abp
	0.875%, 06/26/23	EUR	2,000	2,490,073
	TOTAL FINLAND			7,037,025

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FRANCE — (2.8%)
Airbus Finance BV
Ω	2.700%, 04/17/23		500	$524,264
BNP Paribas SA
	0.500%, 06/01/22	EUR	2,800	3,439,054
	1.000%, 06/27/24	EUR	1,000	1,253,094
	3.375%, 01/09/25		2,000	2,178,821
BPCE SA
	2.750%, 12/02/21		1,000	1,020,524
	1.125%, 12/14/22	EUR	1,200	1,495,188
	0.625%, 09/26/24	EUR	2,000	2,473,204
Credit Agricole SA
	0.750%, 12/01/22	EUR	2,300	2,852,759
Danone SA
Ω	2.077%, 11/02/21		2,770	2,802,740
Societe Generale SA
Ω	2.500%, 04/08/21		1,000	1,004,154
	4.250%, 07/13/22	EUR	1,500	1,940,437
	0.500%, 01/13/23	EUR	1,500	1,841,979
Ω	2.625%, 10/16/24		800	843,486
TOTAL FRANCE				23,669,704
GERMANY — (5.0%)
Bayer Capital Corp BV
	0.625%, 12/15/22	EUR	2,500	3,074,910
Bayer Capital Corp. BV
	1.250%, 11/13/23	EUR	1,260	1,584,914
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,092,562
BMW Finance NV
	1.250%, 09/05/22	EUR	600	745,627
	0.500%, 11/22/22	EUR	1,400	1,721,219
	0.375%, 07/10/23	EUR	3,000	3,686,593
BMW US Capital LLC
	0.625%, 04/20/22	EUR	750	919,722
Daimler Finance North America LLC
Ω	2.850%, 01/06/22		2,500	2,556,208
Daimler Finance North America LLC Floating Rate Note
(r)	0.895%, 11/05/21		1,000	1,004,500
Daimler International Finance BV
	0.625%, 02/27/23	EUR	900	1,108,556
Deutsche Bank AG
	1.500%, 01/20/22	EUR	1,700	2,094,153
Deutsche Telekom International Finance BV
	4.250%, 07/13/22	EUR	800	1,034,051
E.ON SE
	0.000%, 10/24/22	EUR	1,981	2,413,437
EMD Finance LLC
Ω	2.950%, 03/19/22		3,288	3,369,773
NRW. Bank Floating Rate Note
(r)	0.253%, 02/08/21		5,000	5,000,100
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Siemens Financieringsmaatschappij NV
	0.375%, 09/06/23	EUR	1,966	$2,427,161
T-Mobile USA, Inc.
	4.000%, 04/15/22		1,239	1,270,414
Volkswagen Bank GMBH
	1.250%, 06/10/24	EUR	500	628,753
Volkswagen International Finance NV
	0.875%, 01/16/23	EUR	1,000	1,234,374
Volkswagen Leasing GmbH
	2.125%, 04/04/22	EUR	900	1,119,923
	2.375%, 09/06/22	EUR	1,800	2,267,537
ZF North America Capital, Inc.
Ω	4.500%, 04/29/22		2,299	2,368,131
TOTAL GERMANY				42,722,618
IRELAND — (1.0%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	6.500%, 07/15/25		3,250	3,851,195
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,936,561
TOTAL IRELAND				8,787,756
ITALY — (2.1%)
Enel Finance International NV
Ω	2.875%, 05/25/22		4,250	4,381,483
	5.000%, 09/14/22	EUR	622	818,910
Intesa Sanpaolo SpA
	0.875%, 06/27/22	EUR	500	614,613
Ω	3.125%, 07/14/22		2,200	2,270,592
	1.000%, 07/04/24	EUR	2,000	2,493,359
#Ω	3.250%, 09/23/24		800	853,894
Italy Buoni Poliennali Del Tesoro
	1.200%, 04/01/22	EUR	2,820	3,484,884
	0.950%, 03/01/23	EUR	400	498,201
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	869,596
	2.375%, 10/17/24		1,161	1,221,017
TOTAL ITALY				17,506,549
JAPAN — (3.7%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	1,500	1,849,274
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		1,500	1,548,539
Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	5,500	4,413,333

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Japan Bank for International Corp.
	2.750%, 01/21/26		3,000	$3,300,004
Mitsubishi UFJ Financial Group, Inc.
	2.950%, 03/01/21		581	582,284
	0.980%, 10/09/23	EUR	1,500	1,874,512
	0.339%, 07/19/24	EUR	1,000	1,227,571
Mizuho Financial Group, Inc.
Ω	2.632%, 04/12/21		800	803,816
MUFG Bank, Ltd.
	0.875%, 03/11/22	EUR	2,068	2,541,603
Nissan Motor Acceptance Corp.
Ω	2.550%, 03/08/21		1,100	1,102,193
Ω	2.650%, 07/13/22		1,000	1,023,143
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,855,504
Sumitomo Mitsui Banking Corp.
	1.000%, 01/19/22	EUR	1,000	1,228,646
Sumitomo Mitsui Financial Group, Inc.
	0.819%, 07/23/23	EUR	450	559,170
	2.348%, 01/15/25		270	285,489
Sumitomo Mitsui Financial Group, Inc. Floating Rate Note
(r)	1.363%, 10/19/21		765	770,851
Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	1,300	1,613,947
Toyota Motor Credit Corp.
	2.600%, 01/11/22		776	792,485
TOTAL JAPAN				31,372,364
JERSEY, CHANNEL ISLANDS — (0.3%)
Glencore Finance Europe, Ltd.
	0.625%, 09/11/24	EUR	1,975	2,433,858
LUXEMBOURG — (0.4%)
ArcelorMittal SA
	0.950%, 01/17/23	EUR	3,000	3,678,067
NETHERLANDS — (2.5%)
ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	500	618,443
Cooperatieve Rabobank UA
	0.750%, 08/29/23	EUR	300	372,584
	2.625%, 07/22/24		1,450	1,545,277
Heineken NV
Ω	3.400%, 04/01/22		1,011	1,044,288
ING Bank NV
	4.500%, 02/21/22	EUR	1,000	1,276,902
ING Groep NV
	0.750%, 03/09/22	EUR	1,600	1,963,053
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
	Koninklijke Philips NV
	0.500%, 09/06/23	EUR	1,000	$1,233,253
LeasePlan Corp. NV
	1.000%, 05/02/23	EUR	2,000	2,479,225
Ω	2.875%, 10/24/24		3,000	3,166,335
	Schlumberger Finance BV
	0.000%, 10/15/24	EUR	3,375	4,115,307
	Sensata Technologies B.V.
Ω	5.625%, 11/01/24		2,000	2,215,000
	Shell International Finance BV
	1.875%, 05/10/21		816	819,697
	TOTAL NETHERLANDS			20,849,364
NEW ZEALAND — (0.4%)
Westpac Securities NZ, Ltd.
	0.300%, 06/25/24	EUR	3,000	3,703,195
NORWAY — (0.3%)
DNB Bank ASA
	4.375%, 02/24/21	EUR	429	522,133
	0.600%, 09/25/23	EUR	1,500	1,861,573
	TOTAL NORWAY			2,383,706
SINGAPORE — (0.1%)
Flex, Ltd.
	4.750%, 06/15/25		650	740,152
SPAIN — (1.4%)
	Banco Santander SA
	3.848%, 04/12/23		3,000	3,217,129
	Iberdrola International BV
	1.750%, 09/17/23	EUR	500	637,720
	Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,049,069
	Santander UK Group Holdings P.L.C.
	2.875%, 08/05/21		1,000	1,012,953
Telefonica Emisiones SA
	5.462%, 02/16/21		1,185	1,187,346
	3.961%, 03/26/21	EUR	800	976,694
	3.987%, 01/23/23	EUR	300	394,356
	1.069%, 02/05/24	EUR	2,000	2,510,091
	Telefonica Emisiones SAU
	2.242%, 05/27/22	EUR	400	501,069
	TOTAL SPAIN			11,486,427
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.9%)
	EUROFIMA Floating Rate Note
(r)	0.311%, 11/15/21		2,000	2,000,740

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development Floating Rate Note
(r) 0.330%, 08/19/22		3,500	$3,506,580
European Investment Bank Floating Rate Note
(r) 0.350%, 06/10/22		2,000	2,002,763
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			7,510,083
SWEDEN — (0.8%)
Svenska Handelsbanken AB
0.500%, 03/21/23	EUR	900	1,112,068
Swedbank AB
0.250%, 11/07/22	EUR	3,000	3,674,441
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/22		1,806	1,879,504
TOTAL SWEDEN			6,666,013
SWITZERLAND — (1.5%)
ABB Finance BV
0.625%, 05/03/23	EUR	2,500	3,086,641
Credit Suisse AG
3.000%, 10/29/21		1,457	1,486,319
Credit Suisse Group Funding Guernsey, Ltd.
1.250%, 04/14/22	EUR	2,100	2,592,777
3.750%, 03/26/25		1,500	1,660,133
UBS AG
0.625%, 01/23/23	EUR	1,000	1,234,714
UBS GROUP AG
4.125%, 09/24/25		2,000	2,272,521
TOTAL SWITZERLAND			12,333,105
UNITED KINGDOM — (7.4%)
Barclays P.L.C.
1.500%, 04/01/22	EUR	1,100	1,359,963
3.125%, 01/17/24	GBP	2,000	2,910,802
3.650%, 03/16/25		1,650	1,809,188
BAT International Finance P.L.C.
3.625%, 11/09/21	EUR	407	508,341
1.000%, 05/23/22	EUR	1,333	1,636,879
2.375%, 01/19/23	EUR	500	635,827
BP Capital Markets P.L.C.
1.373%, 03/03/22	EUR	3,146	3,884,982
British Telecommunications P.L.C.
0.500%, 06/23/22	EUR	3,100	3,793,318
0.875%, 09/26/23	EUR	1,500	1,864,038
CNH Industrial Capital LLC
3.875%, 10/15/21		1,000	1,023,121
4.375%, 04/05/22		250	260,586
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
Coca-Cola European Partners P.L.C.
	0.750%, 02/24/22	EUR	1,846	$2,261,069
	2.625%, 11/06/23	EUR	1,200	1,557,135
	Diageo Finance P.L.C.
	0.125%, 10/12/23	EUR	1,000	1,223,471
	GlaxoSmithKline Capital P.L.C.
	0.000%, 09/23/23	EUR	1,111	1,354,445
	HSBC Bank Canada
	2.253%, 09/15/22	CAD	5,000	4,019,277
	HSBC Holdings P.L.C. Floating Rate Note
(r)	1.867%, 05/25/21		1,900	1,909,524
Lloyds Banking Group P.L.C.
	3.100%, 07/06/21		1,000	1,012,110
	3.000%, 01/11/22		4,000	4,101,196
	National Grid North America, Inc.
	0.750%, 08/08/23	EUR	4,100	5,085,314
	Nationwide Building Society
	0.625%, 04/19/23	EUR	3,600	4,442,217
Natwest Markets P.L.C.
Ω	3.625%, 09/29/22		200	210,399
	1.125%, 06/14/23	EUR	1,500	1,873,784
	NatWest Markets P.L.C.
	1.000%, 05/28/24	EUR	2,500	3,136,704
	Rolls-Royce P.L.C.
	0.875%, 05/09/24	EUR	4,500	5,126,488
	Royalty Pharma P.L.C.
Ω	1.200%, 09/02/25		1,000	1,007,891
	TechnipFMC P.L.C.
	3.450%, 10/01/22		1,000	1,028,745
Vodafone Group P.L.C.
	1.250%, 08/25/21	EUR	1,000	1,224,416
	1.750%, 08/25/23	EUR	1,750	2,228,406
	TOTAL UNITED KINGDOM			62,489,636
UNITED STATES — (56.2%)
	Abbott Ireland Financing DAC
	0.875%, 09/27/23	EUR	4,500	5,617,129
	AbbVie Inc.
	3.450%, 03/15/22		3,000	3,086,085
AbbVie, Inc.
	3.250%, 10/01/22		1,000	1,039,265
	2.900%, 11/06/22		2,500	2,608,127
	1.500%, 11/15/23	EUR	1,100	1,392,604
Aetna, Inc.
	2.750%, 11/15/22		221	228,932
	3.500%, 11/15/24		412	452,484
	Albemarle Corp.
	1.875%, 12/08/21	EUR	3,785	4,662,634
	Ally Financial, Inc.
	5.125%, 09/30/24		3,000	3,439,106
	Altria Group, Inc.
	1.000%, 02/15/23	EUR	2,000	2,474,321

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Credit Corp.
0.625%, 11/22/21	EUR	1,445	$1,766,422
American International Group, Inc.
1.500%, 06/08/23	EUR	1,400	1,755,851
4.125%, 02/15/24		3,300	3,646,542
Amgen, Inc.
1.250%, 02/25/22	EUR	4,160	5,110,734
Anthem, Inc.
3.125%, 05/15/22		3,000	3,104,960
Ares Capital Corp.
4.200%, 06/10/24		3,000	3,249,757
Arrow Electronics, Inc.
3.500%, 04/01/22		700	720,566
3.250%, 09/08/24		1,400	1,512,489
AT&T, Inc.
1.450%, 06/01/22	EUR	400	493,932
1.050%, 09/05/23	EUR	500	624,341
1.950%, 09/15/23	EUR	1,500	1,909,819
2.400%, 03/15/24	EUR	1,000	1,297,513
AutoZone, Inc.
2.500%, 04/15/21		1,695	1,699,538
Avient Corp.
5.250%, 03/15/23		1,400	1,491,000
Avnet, Inc.
4.875%, 12/01/22		3,000	3,216,407
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22		1,000	1,041,657
Bank of America Corp.
3.228%, 06/22/22	CAD	2,000	1,624,149
1.625%, 09/14/22	EUR	1,050	1,312,811
3.300%, 01/11/23		2,000	2,115,562
0.750%, 07/26/23	EUR	1,500	1,860,593
Baxter International, Inc.
0.400%, 05/15/24	EUR	2,000	2,464,214
Becton Dickinson and Co.
3.125%, 11/08/21		1,600	1,632,846
Bemis Co., Inc.
4.500%, 10/15/21		500	509,309
Biogen, Inc.
3.625%, 09/15/22		1,500	1,578,354
Boardwalk Pipelines L.P.
4.950%, 12/15/24		3,937	4,442,710
Boeing Co. (The)
2.200%, 10/30/22		3,500	3,585,390
Booking Holdings, Inc.
0.800%, 03/10/22	EUR	2,900	3,550,116
2.150%, 11/25/22	EUR	2,910	3,655,170
Boston Scientific Corp.
3.375%, 05/15/22		1,250	1,296,915
3.850%, 05/15/25		318	356,083
Broadcom, Inc.
4.700%, 04/15/25		5,150	5,878,632
Brown & Brown, Inc.
4.200%, 09/15/24		1,840	2,060,142
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Bunge, Ltd. Finance Corp.
	3.000%, 09/25/22		1,000	$1,036,763
	4.350%, 03/15/24		4,319	4,775,353
Campbell Soup Co.
	2.500%, 08/02/22		886	913,877
	3.950%, 03/15/25		1,000	1,123,170
	3.300%, 03/19/25		1,223	1,337,730
Capital One Financial Corp.
	4.750%, 07/15/21		1,900	1,938,180
	3.200%, 01/30/23		2,500	2,629,815
	3.200%, 02/05/25		1,000	1,085,805
Carrier Global Corp.
	2.242%, 02/15/25		564	592,950
CF Industries, Inc.
	3.450%, 06/01/23		240	251,700
Chevron Corp. Floating Rate Note
(r)	0.751%, 11/15/21		3,750	3,764,572
CIT Group, Inc.
	5.000%, 08/01/23		335	366,406
Citigroup, Inc.
	1.375%, 10/27/21	EUR	400	492,001
	3.390%, 11/18/21	CAD	2,000	1,602,346
	4.500%, 01/14/22		2,000	2,079,417
Citizens Bank NA
	2.650%, 05/26/22		1,000	1,028,056
CNH Industrial Capital LLC
	1.950%, 07/02/23		800	823,744
	4.200%, 01/15/24		1,567	1,721,710
Coca-Cola Co. (The)
	0.500%, 03/08/24	EUR	1,650	2,045,379
Comerica, Inc.
#	3.700%, 07/31/23		1,000	1,077,396
Conagra Brands, Inc.
	4.300%, 05/01/24		704	783,735
Consolidated Edison, Inc.
	2.000%, 05/15/21		1,860	1,866,522
Constellation Brands, Inc.
	2.700%, 05/09/22		2,475	2,539,876
	3.200%, 02/15/23		1,000	1,053,013
Cox Communications, Inc.
Ω	3.250%, 12/15/22		2,192	2,307,185
Ω	3.850%, 02/01/25		380	422,082
CVS Health Corp.
	2.125%, 06/01/21		500	502,308
	2.750%, 12/01/22		1,000	1,037,200
CVS Health Corp. Floating Rate Note
(r)	0.950%, 03/09/21		2,000	2,001,466
Daimler Finance North America LLC
	3.350%, 02/22/23		333	351,337
Ω	3.300%, 05/19/25		300	329,831
DCP Midstream Operating L.P.
	4.950%, 04/01/22		450	463,248
	5.375%, 07/15/25		2,000	2,140,000

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Dell, Inc.
	4.625%, 04/01/21		500	$501,875
Discover Financial Services
	3.850%, 11/21/22		1,197	1,269,031
	3.750%, 03/04/25		1,200	1,318,268
	Dollar Tree, Inc.
	3.700%, 05/15/23		4,544	4,857,698
	DPL, Inc.
Ω	4.125%, 07/01/25		2,000	2,135,000
	DTE Energy Co.
	1.050%, 06/01/25		2,300	2,320,940
	DuPont de Nemours, Inc.
	2.169%, 05/01/23		5,800	5,837,088
DXC Technology Co.
	4.250%, 04/15/24		2,000	2,191,490
	4.125%, 04/15/25		3,400	3,760,652
	E*TRADE Financial Corp.
	2.950%, 08/24/22		3,500	3,629,360
Eastman Chemical Co.
	3.600%, 08/15/22		2,000	2,081,615
	1.500%, 05/26/23	EUR	1,000	1,248,665
	3.800%, 03/15/25		1,000	1,109,175
eBay, Inc.
	2.600%, 07/15/22		500	513,324
	2.750%, 01/30/23		816	850,949
	Edgewell Personal Care Co.
	4.700%, 05/24/22		850	881,875
Edison International
#	2.400%, 09/15/22		2,454	2,513,262
	4.950%, 04/15/25		3,000	3,409,772
	EMC Corp.
	3.375%, 06/01/23		131	136,121
	Emerson Electric Co.
	0.375%, 05/22/24	EUR	1,020	1,259,334
	Energy Transfer Operating L.P.
	3.600%, 02/01/23		2,500	2,614,002
	Equifax, Inc.
	3.300%, 12/15/22		2,652	2,770,902
	Evergy, Inc.
	4.850%, 06/01/21		915	918,294
	Eversource Energy
	2.500%, 03/15/21		206	206,169
Exelon Generation Co. LLC
	3.400%, 03/15/22		1,000	1,031,270
	4.250%, 06/15/22		500	520,766
	3.250%, 06/01/25		2,500	2,716,809
	Expedia Group, Inc.
#	4.500%, 08/15/24		3,467	3,782,398
FedEx Corp.
	0.700%, 05/13/22	EUR	2,250	2,760,740
	1.000%, 01/11/23	EUR	1,000	1,237,063
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	5,708,843
	Fifth Third Bancorp
	3.500%, 03/15/22		1,825	1,885,032
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Flex, Ltd.
	5.000%, 02/15/23		1,700	$1,840,478
Ford Motor Credit Co. LLC
	3.336%, 03/18/21		1,500	1,501,734
GATX Corp.
	4.750%, 06/15/22		3,000	3,166,351
GE Capital Funding LLC
Ω	3.450%, 05/15/25		800	877,502
General Electric Co.
	0.375%, 05/17/22	EUR	3,000	3,660,745
	2.700%, 10/09/22		1,500	1,557,164
	3.375%, 03/11/24		183	198,499
General Mills, Inc.
	3.150%, 12/15/21		985	1,002,269
General Mills, Inc. Floating Rate Note
(r)	0.763%, 04/16/21		1,000	1,001,040
General Motors Financial Co., Inc.
	3.200%, 07/06/21		2,800	2,825,368
	3.450%, 01/14/22		800	820,172
	3.250%, 01/05/23		500	523,514
	2.750%, 06/20/25		1,800	1,912,968
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,806,279
Global Payments, Inc.
	3.800%, 04/01/21		234	234,649
GLP Capital L.P. / GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,332,031
Goldman Sachs Group, Inc.
	2.000%, 07/27/23	EUR	1,000	1,278,008
Goldman Sachs Group, Inc. (The)
	3.550%, 02/12/21	CAD	1,000	782,631
	5.250%, 07/27/21		750	768,210
	3.250%, 02/01/23	EUR	291	377,426
	3.750%, 05/22/25		2,000	2,226,909
Graphic Packaging International LLC
	4.875%, 11/15/22		700	732,375
	4.125%, 08/15/24		824	873,440
Halliburton Co.
	3.500%, 08/01/23		800	851,440
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		3,500	3,573,344
	0.900%, 11/19/24	EUR	1,500	1,857,412
Hasbro, Inc.
	3.150%, 05/15/21		1,384	1,387,992
HCA, Inc.
	5.375%, 02/01/25		3,250	3,648,905
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		3,500	3,840,620
	4.650%, 10/01/24		1,600	1,813,478
Honeywell International, Inc.
	1.300%, 02/22/23	EUR	1,465	1,833,795
Howmet Aerospace, Inc.
#	6.875%, 05/01/25		3,100	3,611,500

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	HP, Inc.
	2.200%, 06/17/25		2,000	$2,101,443
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,313,221
Huntington Bancshares, Inc.
	3.150%, 03/14/21		934	934,921
	2.300%, 01/14/22		183	186,158
	Hyatt Hotels Corp.
	3.375%, 07/15/23		714	748,800
	Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,250,776
International Business Machines Corp.
	0.500%, 09/07/21	EUR	750	914,689
	0.375%, 01/31/23	EUR	2,625	3,223,221
	1.250%, 05/26/23	EUR	1,500	1,881,769
	Interpublic Group of Cos., Inc. (The)
	4.200%, 04/15/24		1,000	1,111,234
	John Deere Cash Management SA
	0.500%, 09/15/23	EUR	800	993,412
	Johnson Controls International P.L.C.
	1.000%, 09/15/23	EUR	3,401	4,240,858
JPMorgan Chase & Co.
	2.750%, 08/24/22	EUR	2,868	3,646,923
	0.625%, 01/25/24	EUR	1,333	1,650,177
	3.900%, 07/15/25		2,000	2,252,223
	Kellogg Co.
	0.800%, 11/17/22	EUR	2,840	3,506,760
	Keurig Dr Pepper, Inc.
	2.700%, 11/15/22		1,000	1,033,694
	KeyCorp
	5.100%, 03/24/21		751	756,282
	Kinder Morgan Energy Partners L.P.
	3.950%, 09/01/22		706	738,726
	Kraft Heinz Foods Co.
	3.950%, 07/15/25		3,500	3,824,853
Kroger Co. (The)
	3.400%, 04/15/22		975	1,003,995
	2.800%, 08/01/22		1,500	1,553,027
Laboratory Corp. of America Holdings
	3.200%, 02/01/22		900	925,180
	3.750%, 08/23/22		779	812,914
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,107,638
	Lennar Corp.
	4.125%, 01/15/22		1,400	1,428,350
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	648,864
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	1,096,651
	Marathon Oil Corp.
#	3.850%, 06/01/25		920	992,346
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
	4.500%, 05/01/23		300	$324,574
	4.700%, 05/01/25		1,900	2,168,439
	Marriott International, Inc.
	2.875%, 03/01/21		800	799,696
McDonald's Corp.
	1.000%, 11/15/23	EUR	2,000	2,507,019
	0.625%, 01/29/24	EUR	1,500	1,860,175
	Medtronic Global Holdings SCA
	0.000%, 12/02/22	EUR	3,258	3,971,734
	MGM Resorts International
	7.750%, 03/15/22		1,500	1,591,875
	Micron Technology, Inc.
	2.497%, 04/24/23		2,577	2,688,730
	Molson Coors Beverage Co.
	1.250%, 07/15/24	EUR	2,000	2,508,752
	Molson Coors Brewing Co.
	2.100%, 07/15/21		495	497,736
Morgan Stanley
	2.500%, 04/21/21		750	753,771
	3.125%, 08/05/21	CAD	3,600	2,856,267
	1.875%, 03/30/23	EUR	500	633,661
Mosaic Co. (The)
	3.750%, 11/15/21		2,000	2,035,409
	3.250%, 11/15/22		1,750	1,825,862
	MPLX L.P.
	4.875%, 12/01/24		1,165	1,323,735
	Mylan, Inc.
Ω	3.125%, 01/15/23		1,000	1,046,952
	NetApp, Inc.
	3.250%, 12/15/22		935	972,414
	Netflix, Inc.
	5.875%, 02/15/25		3,000	3,507,495
	Newell Brands, Inc.
	4.875%, 06/01/25		2,000	2,201,920
	Newmont Corp.
	3.625%, 06/09/21		1,700	1,710,820
	NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21		1,000	1,003,379
Nissan Motor Acceptance Corp.
#	1.900%, 09/14/21		270	271,911
Ω	3.450%, 03/15/23		1,000	1,049,754
	Nordstrom, Inc.
	4.000%, 10/15/21		1,000	1,012,793
	NortonLifeLock, Inc.
	3.950%, 06/15/22		1,200	1,221,000
	NuStar Logistics L.P.
	6.750%, 02/01/21		813	813,000
Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.625%, 05/01/22		5,175	5,376,960
	3.650%, 11/01/24		500	549,524
	ONEOK, Inc.
	4.250%, 02/01/22		1,066	1,094,376

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.375%, 02/01/22		2,104	$2,155,273
Ω	4.250%, 01/17/23		1,709	1,830,995
Philip Morris International, Inc.
	1.875%, 03/03/21	EUR	2,000	2,431,322
	0.625%, 11/08/24	EUR	1,800	2,235,067
Phillips 66 Partners L.P.
	2.450%, 12/15/24		1,000	1,052,503
	3.605%, 02/15/25		1,000	1,083,676
Plains All American Pipeline L.P. / PAA Finance Corp.
	2.850%, 01/31/23		1,500	1,544,093
PPG Industries, Inc.
	0.875%, 03/13/22	EUR	1,500	1,835,790
Radian Group, Inc.
	4.500%, 10/01/24		3,500	3,666,250
Raytheon Technologies Corp.
	2.800%, 03/15/22		2,000	2,052,999
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,697,843
Ryder System, Inc.
	2.500%, 09/01/22		2,000	2,061,124
	3.400%, 03/01/23		2,000	2,115,335
Sealed Air Corp.
Ω	4.875%, 12/01/22		800	838,000
Sempra Energy
	2.875%, 10/01/22		600	620,356
Sherwin-Williams Co. (The)
	2.750%, 06/01/22		98	100,844
Simon Property Group L.P.
	3.500%, 09/01/25		1,000	1,103,465
Southern Power Co.
	2.500%, 12/15/21		898	914,078
	1.000%, 06/20/22	EUR	1,950	2,404,450
Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,083,622
	5.250%, 05/04/25		3,500	4,016,871
Springleaf Finance Corp.
	6.875%, 03/15/25		1,585	1,813,834
Steel Dynamics, Inc.
	2.400%, 06/15/25		100	106,172
Stryker Corp.
	1.125%, 11/30/23	EUR	1,833	2,301,879
Sunoco Logistics Partners Operations L.P.
	4.650%, 02/15/22		2,750	2,860,895
	3.450%, 01/15/23		500	520,993
Sysco Corp.
	2.600%, 06/12/22		1,577	1,624,260
	1.250%, 06/23/23	EUR	375	467,342
	3.550%, 03/15/25		300	331,841
	5.650%, 04/01/25		3,000	3,562,418
Tapestry, Inc.
	4.250%, 04/01/25		3,400	3,671,349
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	5.875%, 06/15/24		250	$272,812
	Truist Bank
	2.450%, 08/01/22		1,750	1,804,843
	United Parcel Service, Inc.
	0.375%, 11/15/23	EUR	3,632	4,476,829
	UnitedHealth Group, Inc.
	2.875%, 12/15/21		500	511,459
Unum Group
	4.000%, 03/15/24		2,800	3,051,661
	4.500%, 03/15/25		2,000	2,274,034
	Utah Acquisition Sub Inc
	2.250%, 11/22/24	EUR	1,642	2,143,807
Valero Energy Corp.
	2.700%, 04/15/23		2,000	2,085,520
	2.850%, 04/15/25		800	849,429
Ventas Realty L.P.
	3.100%, 01/15/23		365	382,162
	3.500%, 04/15/24		1,000	1,085,598
	2.650%, 01/15/25		500	534,119
	ViacomCBS, Inc.
	4.750%, 05/15/25		4,900	5,651,395
	VMware, Inc.
	2.950%, 08/21/22		1,000	1,036,001
	Walgreen Co.
	3.100%, 09/15/22		296	308,353
Walgreens Boots Alliance, Inc.
	3.300%, 11/18/21		1,000	1,017,772
	3.800%, 11/18/24		200	221,006
Wells Fargo & Co.
	2.094%, 04/25/22	CAD	5,000	3,986,549
	1.500%, 09/12/22	EUR	750	935,894
	0.500%, 04/26/24	EUR	2,000	2,462,418
	Whirlpool Corp.
	4.850%, 06/15/21		436	442,460
Williams Cos, Inc. (The)
	4.300%, 03/04/24		1,000	1,097,882
	3.900%, 01/15/25		596	657,893
Williams Cos., Inc. (The)
	7.875%, 09/01/21		1,200	1,251,531
	4.000%, 11/15/21		1,848	1,882,880
	WR Berkley Corp.
	4.625%, 03/15/22		975	1,019,283
	Wyndham Destinations, Inc.
	4.250%, 03/01/22		2,400	2,436,000
	Xerox Holdings Corp.
Ω	5.000%, 08/15/25		3,500	3,670,730
	Xilinx, Inc.
	3.000%, 03/15/21		989	992,272
Zimmer Biomet Holdings, Inc.
	3.150%, 04/01/22		1,345	1,380,995
	3.550%, 04/01/25		4,250	4,686,782

DFA Targeted Credit Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Zoetis, Inc.
3.250%, 02/01/23	1,000	$1,049,860
TOTAL UNITED STATES		475,569,420
TOTAL BONDS		803,266,371
U.S. TREASURY OBLIGATIONS — (2.5%)
U.S. Treasury Notes
(r) 0.219%, 04/30/21	1,500	1,500,512
(r) 0.300%, 07/31/21	13,147	13,160,104
(r) 0.234%, 01/31/22	6,000	6,007,624
TOTAL U.S. TREASURY OBLIGATIONS		20,668,240
TOTAL INVESTMENT SECURITIES (Cost $790,387,064)		823,934,611
	Face Amount^	Value†
	(000)
COMMERCIAL PAPER — (1.1%)
Eni Finance U.S.A., Inc.
0.447%, 06/03/21	5,500	$5,494,214
Walgreens Boots
0.400%, 04/23/21	4,000	3,997,181
TOTAL COMMERCIAL PAPER (Cost $9,488,199)		9,491,395

		Shares
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	1,042,490	12,062,655
TOTAL INVESTMENTS — (100.0%)
(Cost $811,937,165)^^			$845,488,661

As of January 31, 2021, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	34,653	USD	47,015	Citibank, N.A.	02/10/21	$467
USD	78,300,616	EUR	63,769,665	State Street Bank and Trust	02/11/21	898,091
USD	78,852,152	EUR	64,316,747	State Street Bank and Trust	02/17/21	775,300
CAD	2,028,725	USD	1,584,525	Citibank, N.A.	02/25/21	2,083
USD	23,056,088	CAD	29,353,356	Citibank, N.A.	02/25/21	99,661
USD	7,384,049	CAD	9,326,365	State Street Bank and Trust	02/25/21	90,163
Total Appreciation						$1,865,765
USD	2,959,789	GBP	2,171,295	State Street Bank and Trust	02/10/21	$(15,314)
USD	117,393,007	EUR	96,884,945	Citibank, N.A.	02/26/21	(243,028)
Total (Depreciation)						$(258,342)
Total Appreciation (Depreciation)						$1,607,423
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$20,230,287	—	$20,230,287
Canada	—	37,904,832	—	37,904,832
Denmark	—	4,192,210	—	4,192,210
Finland	—	7,037,025	—	7,037,025
France	—	23,669,704	—	23,669,704

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Germany	—	$42,722,618	—	$42,722,618
Ireland	—	8,787,756	—	8,787,756
Italy	—	17,506,549	—	17,506,549
Japan	—	31,372,364	—	31,372,364
Jersey, Channel Islands	—	2,433,858	—	2,433,858
Luxembourg	—	3,678,067	—	3,678,067
Netherlands	—	20,849,364	—	20,849,364
New Zealand	—	3,703,195	—	3,703,195
Norway	—	2,383,706	—	2,383,706
Singapore	—	740,152	—	740,152
Spain	—	11,486,427	—	11,486,427
Supranational Organization Obligations	—	7,510,083	—	7,510,083
Sweden	—	6,666,013	—	6,666,013
Switzerland	—	12,333,105	—	12,333,105
United Kingdom	—	62,489,636	—	62,489,636
United States	—	475,569,420	—	475,569,420
U.S. Treasury Obligations	—	20,668,240	—	20,668,240
Commercial Paper	—	9,491,395	—	9,491,395
Securities Lending Collateral	—	12,062,655	—	12,062,655
Forward Currency Contracts**	—	1,607,423	—	1,607,423
TOTAL	—	$847,096,084	—	$847,096,084
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (18.7%)
Federal Farm Credit Bank
	2.630%, 08/03/26		5,760	$6,411,814
	5.770%, 01/05/27		1,920	2,499,131
Federal Home Loan Bank
	3.250%, 03/08/24		9,405	10,294,091
	5.375%, 08/15/24		5,490	6,480,400
	2.875%, 09/13/24		67,240	73,562,990
	2.750%, 12/13/24		86,645	94,695,500
	3.125%, 09/12/25		10,000	11,234,785
	4.375%, 03/13/26		5,950	7,122,737
	5.750%, 06/12/26		11,775	14,970,485
	2.500%, 12/10/27		4,000	4,471,992
	3.000%, 03/10/28		30,815	35,362,089
	3.250%, 06/09/28		109,035	127,920,577
#	3.250%, 11/16/28		86,250	101,737,587
	2.125%, 09/14/29		10,000	10,971,154
	2.125%, 12/14/29		23,735	25,786,398
Federal Home Loan Mortgage Corp.
	6.750%, 09/15/29		76,476	113,071,537
	6.750%, 03/15/31		100,575	153,107,571
#	6.250%, 07/15/32		95,446	145,783,742
Federal National Mortgage Association
#	2.625%, 09/06/24		50,000	54,262,399
#	2.125%, 04/24/26		86,970	94,341,715
#	1.875%, 09/24/26		168,929	181,240,353
#	0.750%, 10/08/27		73,250	73,388,363
	6.250%, 05/15/29		102,508	144,757,609
	7.125%, 01/15/30		72,196	108,936,836
	7.250%, 05/15/30		72,729	111,546,516
#	0.875%, 08/05/30		239,600	232,784,159
	6.625%, 11/15/30		103,212	154,567,345
Tennessee Valley Authority
	2.875%, 09/15/24		68,801	75,121,791
	6.750%, 11/01/25		25,327	32,548,983
	2.875%, 02/01/27		31,804	35,584,893
#	7.125%, 05/01/30		70,383	106,161,623
	4.650%, 06/15/35		5,000	6,806,669
TOTAL AGENCY OBLIGATIONS				2,357,533,834
BONDS — (51.0%)
AUSTRALIA — (1.3%)
ANZ New Zealand International, Ltd.
#Ω	3.450%, 07/17/27		6,000	6,806,913
Australia & New Zealand Banking Group, Ltd.
	0.625%, 02/21/23	EUR	7,326	9,063,934
	3.700%, 11/16/25		6,110	6,992,835
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Commonwealth Bank of Australia
	2.850%, 05/18/26		5,000	$5,513,300
Ω	3.150%, 09/19/27		890	997,630
Macquarie Bank, Ltd.
#Ω	3.900%, 01/15/26		24,711	28,332,756
National Australia Bank, Ltd.
	2.500%, 05/22/22		1,000	1,029,539
#	3.375%, 01/14/26		3,000	3,362,227
Ω	3.500%, 01/10/27		29,999	34,150,231
Rio Tinto Finance USA, Ltd.
	7.125%, 07/15/28		1,270	1,765,710
Westpac Banking Corp.
	2.500%, 06/28/22		3,538	3,649,465
	2.850%, 05/13/26		15,267	16,826,490
	2.700%, 08/19/26		5,052	5,558,542
#	3.350%, 03/08/27		37,267	42,467,220
TOTAL AUSTRALIA				166,516,792
BELGIUM — (0.4%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28		14,000	16,224,081
#	4.900%, 01/23/31		2,000	2,517,662
Dexia Credit Local SA
	1.375%, 12/07/22	GBP	20,000	28,051,150
Solvay Finance America LLC
Ω	4.450%, 12/03/25		865	988,886
TOTAL BELGIUM				47,781,779
CANADA — (1.2%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27		2,780	3,114,966
Bank of Montreal
	1.375%, 12/29/21	GBP	1,900	2,632,000
Bank of Nova Scotia (The)
	1.750%, 12/23/22	GBP	6,650	9,355,140
Brookfield Finance, Inc.
	4.350%, 04/15/30		5,500	6,524,241
Canadian Imperial Bank of Commerce
	0.750%, 03/22/23	EUR	18,319	22,719,918
Canadian Natural Resources, Ltd.
	3.850%, 06/01/27		3,898	4,386,953
	2.950%, 07/15/30		12,722	13,246,492
	5.850%, 02/01/35		3,000	3,783,353
Canadian Pacific Railway Co.
	2.900%, 02/01/25		3,024	3,270,858
	3.700%, 02/01/26		4,880	5,481,001
Enbridge, Inc.
#	3.500%, 06/10/24		1,280	1,387,388
	3.700%, 07/15/27		275	313,289

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
ITC Holdings Corp.
	3.650%, 06/15/24		9,714	$10,586,430
Nutrien, Ltd.
	3.625%, 03/15/24		3,460	3,754,190
	3.000%, 04/01/25		3,460	3,728,907
Spectra Energy Partners L.P.
	4.750%, 03/15/24		1,915	2,136,241
Suncor Energy, Inc.
	3.600%, 12/01/24		1,826	2,010,002
Thomson Reuters Corp.
#	4.300%, 11/23/23		5,120	5,607,816
Toronto-Dominion Bank (The)
#	2.125%, 04/07/21		7,407	7,433,395
	0.625%, 07/20/23	EUR	9,326	11,570,895
TransCanada PipeLines, Ltd.
	4.875%, 01/15/26		4,060	4,775,342
	4.250%, 05/15/28		1,300	1,519,500
	4.625%, 03/01/34		17,266	20,751,631
TOTAL CANADA				150,089,948
DENMARK — (0.3%)
Danske Bank A.S.
	0.875%, 05/22/23	EUR	4,900	6,067,854
	0.750%, 06/02/23	EUR	4,700	5,829,426
Ω	4.375%, 06/12/28		2,000	2,271,180
Kommunekredit
	0.000%, 09/08/22	EUR	21,894	26,806,347
TOTAL DENMARK				40,974,807
FINLAND — (0.0%)
Nordea Bank Abp
	0.875%, 06/26/23	EUR	1,000	1,245,036
FRANCE — (0.9%)
Airbus SE
Ω	3.150%, 04/10/27		7,500	8,155,293
BNP Paribas SA
Ω	3.500%, 11/16/27		500	557,469
Ω	4.400%, 08/14/28		2,600	3,064,780
BPCE SA
	0.375%, 10/05/23	EUR	8,100	10,001,320
	4.000%, 04/15/24		10,414	11,529,742
Credit Agricole SA
	3.875%, 04/15/24		8,591	9,456,725
Electricite de France SA
Ω	3.625%, 10/13/25		6,638	7,428,492
Pernod Ricard SA
#Ω	3.250%, 06/08/26		14,827	16,512,983
Sanofi
	3.625%, 06/19/28		20,000	23,006,427
Societe Generale S.A.
Ω	3.000%, 01/22/30		5,000	5,283,978
Total Capital International SA
	2.125%, 03/15/23	EUR	4,700	5,998,084
	3.750%, 04/10/24		9,600	10,594,853
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
	2.829%, 01/10/30		5,000	$5,436,242
TOTAL FRANCE				117,026,388
GERMANY — (1.2%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25		2,240	2,617,839
Ω	4.375%, 12/15/28		14,000	16,418,361
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		9,544	10,427,410
BMW US Capital LLC
Ω	2.800%, 04/11/26		21,530	23,378,033
Ω	3.300%, 04/06/27		6,742	7,517,701
Ω	4.150%, 04/09/30		1,330	1,583,834
Daimler Finance North America LLC
Ω	3.250%, 08/01/24		2,072	2,245,708
	8.500%, 01/18/31		28,596	44,912,876
EMD Finance LLC
Ω	2.950%, 03/19/22		862	883,438
Fresenius Medical Care US Finance III, Inc.
Ω	2.375%, 02/16/31		16,000	16,137,512
Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26		7,621	9,732,817
Volkswagen Financial Services AG
	0.875%, 04/12/23	EUR	4,500	5,554,992
	1.375%, 10/16/23	EUR	3,500	4,392,082
Volkswagen Financial Services NV
	1.625%, 06/09/22	GBP	5,000	6,943,442
TOTAL GERMANY				152,746,045
IRELAND — (0.2%)
Allegion P.L.C.
	3.500%, 10/01/29		10,000	11,018,781
CRH America Finance, Inc.
Ω	3.950%, 04/04/28		1,520	1,759,935
Perrigo Finance Unlimited Co.
	3.150%, 06/15/30		15,833	16,693,000
TOTAL IRELAND				29,471,716
ITALY — (0.3%)
Enel Finance International NV
Ω	3.500%, 04/06/28		2,800	3,154,177
Ω	4.875%, 06/14/29		10,000	12,355,847
Intesa Sanpaolo SpA
#Ω	4.000%, 09/23/29		15,800	17,663,436
TOTAL ITALY				33,173,460

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (1.7%)
American Honda Finance Corp.
	0.550%, 03/17/23	EUR	4,900	$6,040,963
	2.300%, 09/09/26		21,110	22,654,825
	Beam Suntory, Inc.
	3.250%, 06/15/23		764	806,393
Mitsubishi UFJ Financial Group, Inc.
	0.680%, 01/26/23	EUR	3,822	4,713,918
	3.850%, 03/01/26		1,195	1,363,166
	3.677%, 02/22/27		4,465	5,116,300
	3.741%, 03/07/29		3,500	4,044,644
	3.195%, 07/18/29		2,777	3,082,658
Mizuho Financial Group, Inc.
	1.020%, 10/11/23	EUR	5,461	6,816,467
	2.839%, 09/13/26		18,000	19,744,915
	MUFG Bank, Ltd.
	3.250%, 09/08/24		3,237	3,535,923
Nomura Holdings, Inc.
	3.103%, 01/16/30		10,062	10,822,840
	2.679%, 07/16/30		3,600	3,760,155
	StanCorp Financial Group, Inc.
	5.000%, 08/15/22		3,200	3,395,430
	Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23		5,931	6,444,447
Sumitomo Mitsui Financial Group, Inc.
	0.606%, 01/18/22	EUR	4,000	4,894,352
	3.784%, 03/09/26		5,242	5,937,814
	3.040%, 07/16/29		18,167	19,910,838
	2.130%, 07/08/30		12,200	12,477,000
	Takeda Pharmaceutical Co., Ltd.
	1.125%, 11/21/22	EUR	5,000	6,207,488
Toyota Motor Credit Corp.
#	2.625%, 01/10/23		2,999	3,128,454
	3.200%, 01/11/27		26,976	30,325,986
	3.050%, 01/11/28		11,550	12,902,399
#	3.650%, 01/08/29		11,108	12,890,250
	TOTAL JAPAN			211,017,625
NETHERLANDS — (1.1%)
	ABN AMRO Bank NV
	0.500%, 07/17/23	EUR	911	1,126,803
	Ahold Finance USA LLC
	6.875%, 05/01/29		704	964,350
Cooperatieve Rabobank UA
	3.875%, 02/08/22		4,090	4,240,808
	0.750%, 08/29/23	EUR	1,200	1,490,336
	3.375%, 05/21/25		17,522	19,590,972
	Heineken NV
Ω	2.750%, 04/01/23		2,219	2,325,895
ING Groep NV
	1.000%, 09/20/23	EUR	2,400	3,004,158
	3.950%, 03/29/27		4,000	4,582,697
		Face Amount^	Value†
		(000)

NETHERLANDS — (Continued)
4.050%, 04/09/29		4,000	$4,698,762
Shell International Finance B.V.
2.750%, 04/06/30		5,000	5,401,304
Shell International Finance BV
3.250%, 05/11/25		31,117	34,394,929
2.875%, 05/10/26		29,810	32,648,811
# 2.500%, 09/12/26		11,169	12,065,152
4.125%, 05/11/35		9,350	11,343,873
TOTAL NETHERLANDS			137,878,850
NORWAY — (0.2%)
Equinor ASA
2.450%, 01/17/23		3,586	3,731,709
0.875%, 02/17/23	EUR	2,913	3,608,281
# 2.650%, 01/15/24		6,950	7,379,157
1.750%, 01/22/26		3,000	3,126,780
TOTAL NORWAY			17,845,927
SPAIN — (0.6%)
Banco Santander SA
3.800%, 02/23/28		7,000	7,902,264
# 3.490%, 05/28/30		4,000	4,423,229
Santander Holdings USA, Inc.
4.500%, 07/17/25		17,590	19,837,744
4.400%, 07/13/27		2,000	2,293,870
Santander UK P.L.C.
4.000%, 03/13/24		8,788	9,689,309
Telefonica Emisiones SA
5.462%, 02/16/21		829	830,641
3.987%, 01/23/23	EUR	1,000	1,314,519
4.570%, 04/27/23		7,532	8,214,183
Telefonica Europe BV
8.250%, 09/15/30		16,567	25,088,990
TOTAL SPAIN			79,594,749
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
6.750%, 07/15/27		1,942	2,568,645
SWEDEN — (0.2%)
Svenska Handelsbanken AB
0.250%, 02/28/22	EUR	9,390	11,480,216
0.500%, 03/21/23	EUR	1,000	1,235,631
Swedbank AB
0.300%, 09/06/22	EUR	4,800	5,879,653
TOTAL SWEDEN			18,595,500
SWITZERLAND — (0.6%)
ABB Finance USA, Inc.
2.875%, 05/08/22		3,884	4,009,230
Credit Suisse AG
# 3.625%, 09/09/24		16,390	18,142,021
Novartis Capital Corp.
# 3.100%, 05/17/27		10,983	12,332,132

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	2.200%, 08/14/30		5,000	$5,307,822
Roche Holdings, Inc.
#Ω	2.625%, 05/15/26		1,000	1,089,137
#Ω	2.375%, 01/28/27		14,000	15,189,120
UBS Group AG
Ω	4.125%, 09/24/25		20,990	23,850,102
TOTAL SWITZERLAND				79,919,564
UNITED KINGDOM — (2.3%)
AstraZeneca P.L.C.
	3.375%, 11/16/25		8,259	9,200,411
	4.000%, 01/17/29		2,000	2,354,119
Barclays P.L.C.
	1.500%, 04/01/22	EUR	2,800	3,461,725
	3.650%, 03/16/25		14,330	15,712,525
	4.375%, 01/12/26		9,970	11,370,984
BAT International Finance P.L.C.
	2.375%, 01/19/23	EUR	5,895	7,496,402
BP Capital Markets America, Inc.
	3.245%, 05/06/22		2,848	2,951,552
	3.119%, 05/04/26		8,415	9,267,151
#	3.017%, 01/16/27		6,773	7,442,456
BP Capital Markets P.L.C.
#	3.535%, 11/04/24		1,340	1,479,661
	3.017%, 01/16/27		1,700	1,837,011
	3.279%, 09/19/27		11,000	12,312,550
British Telecommunications P.L.C.
	1.125%, 03/10/23	EUR	2,800	3,490,335
	0.875%, 09/26/23	EUR	4,900	6,089,189
	5.125%, 12/04/28		7,200	8,776,483
Ω	3.250%, 11/08/29		3,000	3,292,950
Coca-Cola European Partners P.L.C.
	1.125%, 05/26/24	EUR	7,555	9,520,487
Diageo Capital P.L.C.
	2.375%, 10/24/29		1,350	1,437,222
	2.125%, 04/29/32		14,300	14,710,552
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28		7,700	9,044,357
HSBC Holdings P.L.C.
	4.300%, 03/08/26		13,770	15,852,074
	3.900%, 05/25/26		12,666	14,346,091
	4.950%, 03/31/30		13,500	16,621,031
HSBC USA, Inc.
	3.500%, 06/23/24		7,593	8,296,595
Janus Capital Group, Inc.
	4.875%, 08/01/25		9,046	10,383,121
Lloyds Banking Group P.L.C.
	1.000%, 11/09/23	EUR	300	374,572
	3.750%, 01/11/27		10,250	11,587,031
	4.375%, 03/22/28		9,000	10,549,069
Mead Johnson Nutrition Co.
	4.125%, 11/15/25		5,931	6,805,379
National Grid North America, Inc.
	0.750%, 08/08/23	EUR	450	558,144
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
	Nationwide Building Society
Ω	3.900%, 07/21/25		4,600	$5,177,685
Natwest Group P.L.C.
	2.500%, 03/22/23	EUR	4,900	6,262,039
	4.800%, 04/05/26		4,800	5,594,590
	NatWest Markets P.L.C.
	0.625%, 03/02/22	EUR	6,800	8,320,118
	Prudential P.L.C.
	3.125%, 04/14/30		1,500	1,670,167
	Standard Chartered P.L.C.
Ω	4.050%, 04/12/26		4,380	4,941,296
	TechnipFMC P.L.C.
	3.450%, 10/01/22		4,235	4,356,736
	Unilever Capital Corp.
	2.000%, 07/28/26		1,900	2,016,976
	Vodafone Group P.L.C.
	7.875%, 02/15/30		7,107	10,504,979
	TOTAL UNITED KINGDOM			285,465,815
UNITED STATES — (38.5%)
	3M Co.
	2.875%, 10/15/27		14,390	15,980,150
	Abbott Laboratories
#	2.950%, 03/15/25		12,469	13,588,840
AbbVie, Inc.
	3.250%, 10/01/22		7,562	7,858,924
	2.900%, 11/06/22		2,800	2,921,102
	3.600%, 05/14/25		18,850	20,894,197
	4.250%, 11/14/28		25,500	30,198,375
Activision Blizzard, Inc.
	3.400%, 06/15/27		6,308	7,123,947
	1.350%, 09/15/30		8,000	7,691,944
	Adobe, Inc.
#	3.250%, 02/01/25		1,920	2,107,031
Aetna, Inc.
	2.750%, 11/15/22		3,570	3,698,135
	3.500%, 11/15/24		5,359	5,885,586
Affiliated Managers Group, Inc.
	3.500%, 08/01/25		3,410	3,780,692
	3.300%, 06/15/30		20,900	22,624,375
Aflac, Inc.
#	3.250%, 03/17/25		11,007	12,131,264
#	3.600%, 04/01/30		2,000	2,302,453
	Alabama Power Co.
	2.800%, 04/01/25		2,560	2,750,411
	Albemarle Corp.
	4.150%, 12/01/24		7,365	8,186,484
	Allstate Corp. (The)
	5.350%, 06/01/33		7,500	10,208,599
	Alphabet, Inc.
	1.998%, 08/15/26		12,785	13,604,290
Altria Group, Inc.
	4.750%, 05/05/21		208	210,392
	4.800%, 02/14/29		2,500	2,970,455
	3.400%, 05/06/30		10,500	11,529,676
Amazon.com, Inc.
	1.200%, 06/03/27		5,000	5,060,926

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.150%, 08/22/27		9,200	$10,407,915
Ameren Corp.
3.650%, 02/15/26		10,631	11,922,487
American Express Credit Corp.
2.250%, 05/05/21		148	148,522
3.300%, 05/03/27		16,929	19,245,440
American International Group, Inc.
1.500%, 06/08/23	EUR	2,000	2,508,358
4.125%, 02/15/24		10,069	11,126,373
3.750%, 07/10/25		9,247	10,290,835
3.900%, 04/01/26		6,429	7,280,666
4.200%, 04/01/28		2,100	2,459,794
American Water Capital Corp.
3.850%, 03/01/24		2,115	2,312,497
2.950%, 09/01/27		584	649,287
Ameriprise Financial, Inc.
4.000%, 10/15/23		3,722	4,074,532
# 2.875%, 09/15/26		6,175	6,817,641
AmerisourceBergen Corp.
3.400%, 05/15/24		1,223	1,326,154
3.450%, 12/15/27		3,000	3,399,684
# 2.800%, 05/15/30		29,884	32,217,238
Amgen, Inc.
3.625%, 05/22/24		6,399	6,995,828
3.125%, 05/01/25		3,200	3,504,008
2.600%, 08/19/26		10,375	11,263,059
2.300%, 02/25/31		5,000	5,206,447
Analog Devices, Inc.
3.900%, 12/15/25		4,965	5,642,686
# 3.500%, 12/05/26		11,977	13,540,895
Anheuser-Busch InBev Worldwide, Inc.
5.875%, 06/15/35		2,846	3,907,685
Anthem, Inc.
3.125%, 05/15/22		1,277	1,321,678
3.500%, 08/15/24		4,986	5,458,770
3.650%, 12/01/27		4,000	4,604,118
# 4.101%, 03/01/28		16,600	19,404,597
5.950%, 12/15/34		1,300	1,830,648
Aon Corp.
4.500%, 12/15/28		2,300	2,765,392
3.750%, 05/02/29		1,500	1,729,526
# 2.800%, 05/15/30		5,000	5,383,385
Aon P.L.C.
4.000%, 11/27/23		4,000	4,357,900
3.500%, 06/14/24		9,147	9,952,023
Apple, Inc.
3.250%, 02/23/26		19,942	22,252,500
2.450%, 08/04/26		17,090	18,510,512
3.350%, 02/09/27		33,607	37,961,194
3.000%, 06/20/27		11,436	12,840,278
2.900%, 09/12/27		4,400	4,899,558
3.000%, 11/13/27		26,919	30,272,104
Applied Materials, Inc.
3.300%, 04/01/27		16,750	18,972,862
Archer-Daniels-Midland Co.
# 2.500%, 08/11/26		4,942	5,320,557
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Arizona Public Service Co.
	3.150%, 05/15/25		9,580	$10,553,758
	Arrow Electronics, Inc.
	3.875%, 01/12/28		12,338	13,884,685
	Assurant, Inc.
	4.000%, 03/15/23		6,399	6,862,284
AT&T, Inc.
	2.750%, 06/01/31		1,000	1,045,100
Ω	2.550%, 12/01/33		10,034	10,004,287
Autodesk, Inc.
	4.375%, 06/15/25		3,015	3,415,135
	3.500%, 06/15/27		12,009	13,587,226
Automatic Data Processing, Inc.
#	3.375%, 09/15/25		12,356	13,826,098
	1.250%, 09/01/30		3,575	3,466,663
AutoZone, Inc.
	2.875%, 01/15/23		11,988	12,531,051
	3.125%, 07/15/23		1,270	1,344,883
	3.250%, 04/15/25		6,203	6,772,801
	3.125%, 04/21/26		988	1,087,298
	Avnet, Inc.
	4.625%, 04/15/26		5,560	6,288,672
	AXIS Specialty Finance P.L.C.
	4.000%, 12/06/27		20,320	22,899,357
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27		1,900	2,129,958
	Baltimore Gas & Electric Co.
	2.400%, 08/15/26		692	743,737
Bank of America Corp.
#	4.000%, 04/01/24		6,120	6,762,590
	3.875%, 08/01/25		2,350	2,659,326
	Bank of America Corp. Floating Rate Note
(r)	3.419%, 12/20/28		3,285	3,681,391
Bank of New York Mellon Corp. (The)
	3.650%, 02/04/24		10,524	11,508,476
	3.000%, 02/24/25		1,913	2,086,243
	1.600%, 04/24/25		21,050	21,886,893
#	2.800%, 05/04/26		7,088	7,745,639
	BAT Capital Corp.
#	4.906%, 04/02/30		21,000	24,848,585
	Baxter International, Inc.
#	2.600%, 08/15/26		4,951	5,376,546
Bemis Co., Inc.
	4.500%, 10/15/21		640	651,916
	2.630%, 06/19/30		2,500	2,654,246
	Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30		14,000	14,472,092
Berkshire Hathaway, Inc.
	0.750%, 03/16/23	EUR	650	803,410
	3.125%, 03/15/26		33,128	36,774,437

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Best Buy Co., Inc.
	4.450%, 10/01/28		19,493	$23,106,422
Biogen, Inc.
	4.050%, 09/15/25		8,950	10,209,517
#	2.250%, 05/01/30		20,320	20,905,335
Black Hills Corp.
#	2.500%, 06/15/30		2,850	2,978,607
	4.350%, 05/01/33		1,750	2,108,475
BlackRock, Inc.
#	3.200%, 03/15/27		29,563	33,550,553
#	3.250%, 04/30/29		6,942	7,903,344
	2.400%, 04/30/30		24,000	25,791,538
Boeing Co. (The)
	8.750%, 08/15/21		977	1,019,020
	2.500%, 03/01/25		6,399	6,625,171
#	2.600%, 10/30/25		2,568	2,684,787
	3.200%, 03/01/29		5,000	5,207,169
#	2.950%, 02/01/30		5,000	5,096,278
	3.250%, 02/01/35		2,463	2,460,520
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	2,000	2,448,356
	2.150%, 11/25/22	EUR	4,020	5,049,411
#	3.600%, 06/01/26		4,494	5,052,143
	4.625%, 04/13/30		7,210	8,755,111
BP Capital Markets America, Inc.
	4.234%, 11/06/28		1,267	1,496,349
Bristol-Myers Squibb Co.
	3.625%, 05/15/24		4,433	4,859,343
Broadcom, Inc.
	4.300%, 11/15/32		31,000	35,806,114
Brown & Brown, Inc.
	4.200%, 09/15/24		4,660	5,217,533
#	2.375%, 03/15/31		3,000	3,082,863
Bunge, Ltd. Finance Corp.
	3.750%, 09/25/27		15,000	17,109,331
Burlington Northern Santa Fe LLC
	3.000%, 04/01/25		4,279	4,666,283
	7.000%, 12/15/25		858	1,110,803
CA, Inc.
	4.700%, 03/15/27		17,502	20,071,426
Camden Property Trust
	2.800%, 05/15/30		1,500	1,630,438
Campbell Soup Co.
	3.300%, 03/19/25		4,045	4,424,464
	4.150%, 03/15/28		5,628	6,586,837
Capital One Financial Corp.
	3.750%, 04/24/24		4,607	5,043,067
	0.800%, 06/12/24	EUR	2,650	3,289,028
	3.200%, 02/05/25		2,700	2,931,673
	3.750%, 03/09/27		14,165	16,147,866
	3.800%, 01/31/28		5,600	6,383,269
Cardinal Health, Inc.
	3.200%, 06/15/22		3,840	3,982,711
	3.410%, 06/15/27		17,718	19,858,711
Cargill, Inc.
Ω	2.125%, 04/23/30		6,060	6,274,956
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Carrier Global Corp.
2.700%, 02/15/31	2,500	$2,644,181
CenterPoint Energy Resources Corp.
4.000%, 04/01/28	4,800	5,536,862
Charles Schwab Corp. (The)
3.000%, 03/10/25	12,777	13,887,341
Chevron Corp.
1.554%, 05/11/25	10,000	10,322,324
2.954%, 05/16/26	11,356	12,461,340
1.995%, 05/11/27	2,300	2,412,911
2.236%, 05/11/30	5,000	5,227,174
Choice Hotels International, Inc.
3.700%, 12/01/29	2,750	2,994,118
Chubb INA Holdings, Inc.
3.350%, 05/15/24	5,120	5,586,255
Cigna Corp.
3.500%, 06/15/24	8,342	9,088,503
3.250%, 04/15/25	4,500	4,917,062
3.400%, 03/01/27	14,920	16,787,441
4.375%, 10/15/28	2,500	2,972,204
2.400%, 03/15/30	2,700	2,814,823
Cincinnati Financial Corp.
6.920%, 05/15/28	4,000	5,193,281
Citigroup, Inc.
4.500%, 01/14/22	1,472	1,530,451
3.300%, 04/27/25	5,679	6,259,018
Citizens Bank N.A.
3.750%, 02/18/26	4,000	4,533,582
Clorox Co. (The)
# 3.100%, 10/01/27	5,077	5,720,485
3.900%, 05/15/28	16,112	18,704,563
CME Group, Inc.
3.000%, 03/15/25	2,833	3,093,038
CMS Energy Corp.
3.600%, 11/15/25	3,163	3,523,832
3.000%, 05/15/26	4,942	5,423,195
CNA Financial Corp.
4.500%, 03/01/26	22,057	25,876,627
3.900%, 05/01/29	2,450	2,860,698
Coca-Cola Co. (The)
3.200%, 11/01/23	13,789	14,908,176
2.250%, 09/01/26	12,603	13,608,991
# 2.900%, 05/25/27	13,535	15,045,311
Comcast Corp.
3.375%, 08/15/25	4,946	5,490,781
3.150%, 03/01/26	9,198	10,177,475
3.150%, 02/15/28	5,000	5,593,119
4.250%, 10/15/30	10,000	12,065,901
# 4.250%, 01/15/33	22,000	26,926,001
7.050%, 03/15/33	2,200	3,297,507
Comerica, Inc.
# 4.000%, 02/01/29	6,000	6,961,945
Conagra Brands, Inc.
3.200%, 01/25/23	4,643	4,884,560
4.850%, 11/01/28	970	1,187,017

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	ConocoPhillips Co.
#	4.950%, 03/15/26		14,112	$16,833,008
Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24		1,280	1,404,502
	5.300%, 03/01/35		400	518,864
Constellation Brands, Inc.
	3.600%, 02/15/28		10,825	12,274,631
	3.150%, 08/01/29		7,000	7,697,841
	Corning, Inc.
	3.700%, 11/15/23		2,710	2,918,947
Costco Wholesale Corp.
#	3.000%, 05/18/27		19,300	21,578,995
	1.375%, 06/20/27		1,700	1,741,973
Cox Communications, Inc.
Ω	3.850%, 02/01/25		6,790	7,541,941
Ω	3.500%, 08/15/27		1,200	1,351,143
CVS Health Corp.
	3.375%, 08/12/24		11,857	12,911,396
	3.875%, 07/20/25		13,408	15,071,707
	3.250%, 08/15/29		4,000	4,435,572
	Danaher Corp.
#	3.350%, 09/15/25		1,483	1,651,886
	Deere & Co.
#	5.375%, 10/16/29		467	611,580
	Dentsply Sirona, Inc.
#	3.250%, 06/01/30		5,500	6,044,867
	Discover Bank
	4.650%, 09/13/28		2,800	3,321,497
Discovery Communications LLC
	3.900%, 11/15/24		5,376	5,957,759
	3.450%, 03/15/25		5,671	6,196,282
#	3.625%, 05/15/30		5,000	5,634,558
Dollar General Corp.
	3.250%, 04/15/23		4,983	5,259,164
	4.150%, 11/01/25		1,604	1,841,545
	Dollar Tree, Inc.
	4.200%, 05/15/28		21,641	25,404,073
	Dominion Energy, Inc.
	3.900%, 10/01/25		10,013	11,300,757
	Dow Chemical Co. (The)
	3.500%, 10/01/24		4,594	5,024,175
DTE Energy Co.
	3.850%, 12/01/23		960	1,038,278
	2.850%, 10/01/26		1,000	1,096,411
	6.375%, 04/15/33		2,305	3,265,811
	Duke Energy Corp.
#	3.750%, 04/15/24		5,205	5,687,267
DXC Technology Co.
	4.450%, 09/18/22		3,200	3,375,183
#	4.750%, 04/15/27		35,329	40,610,049
	E*TRADE Financial Corp.
	4.500%, 06/20/28		8,496	10,087,286
Eastman Chemical Co.
	3.600%, 08/15/22		297	309,120
	1.500%, 05/26/23	EUR	7,630	9,527,312
	3.800%, 03/15/25		9,527	10,567,108
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	Eaton Corp.
	4.000%, 11/02/32		13,775	$16,523,236
	Eaton Vance Corp.
	3.500%, 04/06/27		10,462	11,689,845
eBay, Inc.
	2.600%, 07/15/22		1,688	1,732,983
	3.600%, 06/05/27		13,375	15,162,103
	Ecolab, Inc.
	2.700%, 11/01/26		4,448	4,882,256
	EI du Pont de Nemours and Co.
	2.300%, 07/15/30		4,000	4,176,083
	Electronic Arts, Inc.
#	4.800%, 03/01/26		15,000	17,673,081
	Emerson Electric Co.
#	3.150%, 06/01/25		5,312	5,849,653
Enterprise Products Operating LLC
	3.900%, 02/15/24		1,680	1,839,568
	3.700%, 02/15/26		4,976	5,600,962
	6.875%, 03/01/33		1,800	2,503,142
EOG Resources, Inc.
	4.100%, 02/01/21		1,722	1,722,000
#	3.150%, 04/01/25		6,718	7,325,144
	4.375%, 04/15/30		6,000	7,134,169
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24		6,590	7,337,211
	ERP Operating L.P.
	2.500%, 02/15/30		2,800	2,978,021
Eversource Energy
#	2.800%, 05/01/23		4,743	4,967,783
	4.250%, 04/01/29		1,000	1,186,126
Exelon Corp.
	2.450%, 04/15/21		370	370,925
	3.950%, 06/15/25		417	468,843
	3.400%, 04/15/26		20,540	22,957,767
Exxon Mobil Corp.
	3.176%, 03/15/24		2,929	3,152,136
	2.275%, 08/16/26		2,000	2,131,853
#	2.440%, 08/16/29		1,500	1,591,526
	3.482%, 03/19/30		10,000	11,339,060
FedEx Corp.
	1.000%, 01/11/23	EUR	8,560	10,589,261
	4.000%, 01/15/24		6,991	7,712,086
	3.200%, 02/01/25		1,744	1,906,652
	3.400%, 02/15/28		5,250	5,873,520
	4.900%, 01/15/34		2,075	2,636,332
	3.900%, 02/01/35		800	940,877
	Fidelity National Financial, Inc.
	3.400%, 06/15/30		18,654	20,369,370
	Fifth Third Bancorp
#	3.950%, 03/14/28		26,032	30,561,335
Flex, Ltd.
	4.875%, 06/15/29		1,700	1,996,641
#	4.875%, 05/12/30		4,000	4,729,390
	FMR LLC
Ω	4.950%, 02/01/33		2,400	3,153,871

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29		4,300	$4,720,705
GATX Corp.
	3.250%, 03/30/25		5,120	5,564,750
	3.250%, 09/15/26		7,749	8,571,529
GE Capital Funding LLC
Ω	4.550%, 05/15/32		4,000	4,715,576
General Electric Co.
	6.750%, 03/15/32		29,038	40,225,998
General Mills, Inc.
#	4.200%, 04/17/28		8,600	10,169,631
General Motors Financial Co., Inc.
	5.250%, 03/01/26		14,136	16,632,566
	4.350%, 01/17/27		1,863	2,133,812
Georgia Power Co.
	3.250%, 04/01/26		3,000	3,335,347
#	3.250%, 03/30/27		15,966	17,566,877
Georgia-Pacific LLC
	7.750%, 11/15/29		1,000	1,462,456
Gilead Sciences, Inc.
	3.700%, 04/01/24		10,612	11,566,948
	3.650%, 03/01/26		8,806	9,926,483
Glencore Funding LLC
Ω	2.500%, 09/01/30		5,000	5,047,936
Global Payments, Inc.
	4.800%, 04/01/26		7,031	8,269,098
	4.450%, 06/01/28		8,020	9,468,560
Goldman Sachs Group, Inc. (The)
	4.000%, 03/03/24		26,404	29,062,887
	3.750%, 05/22/25		8,213	9,144,803
#	3.750%, 02/25/26		10,350	11,667,667
	2.600%, 02/07/30		5,000	5,285,977
	3.800%, 03/15/30		12,000	13,841,272
	6.125%, 02/15/33		967	1,362,989
Halliburton Co.
	3.500%, 08/01/23		333	354,412
	2.920%, 03/01/30		1,000	1,034,106
Harley-Davidson, Inc.
#	3.500%, 07/28/25		5,593	6,088,855
Hasbro, Inc.
	3.500%, 09/15/27		3,300	3,640,123
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30		27,600	28,644,707
Hewlett Packard Enterprise Co.
#	4.900%, 10/15/25		6,965	8,107,221
Honeywell International, Inc.
	2.500%, 11/01/26		9,698	10,620,140
HP, Inc.
	3.400%, 06/17/30		50,835	55,345,181
Humana, Inc.
	3.850%, 10/01/24		7,825	8,641,984
Illinois Tool Works, Inc.
	1.250%, 05/22/23	EUR	1,000	1,250,776
	3.500%, 03/01/24		6,399	6,960,107
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Intel Corp.
# 3.150%, 05/11/27		2,500	$2,800,122
4.000%, 12/15/32		3,200	3,868,206
Intercontinental Exchange, Inc.
3.750%, 12/01/25		12,500	14,127,375
International Business Machines Corp.
3.375%, 08/01/23		4,409	4,758,168
# 3.625%, 02/12/24		9,600	10,526,957
3.300%, 01/27/27		26,154	29,259,912
1.950%, 05/15/30		22,940	23,322,169
International Paper Co.
3.800%, 01/15/26		1,136	1,288,370
Interpublic Group of Cos., Inc. (The)
4.200%, 04/15/24		3,903	4,337,145
4.750%, 03/30/30		1,175	1,439,130
Interstate Power and Light Co.
2.300%, 06/01/30		3,978	4,165,897
Jabil, Inc.
3.600%, 01/15/30		23,550	25,892,373
3.000%, 01/15/31		15,033	15,707,900
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27		6,594	7,822,141
JM Smucker Co. (The)
3.500%, 03/15/25		6,042	6,697,032
Johnson & Johnson
2.450%, 03/01/26		3,212	3,481,204
Johnson Controls International P.L.C.
1.000%, 09/15/23	EUR	13,315	16,603,066
3.625%, 07/02/24		915	997,992
JPMorgan Chase & Co.
2.750%, 02/01/23	EUR	5,750	7,401,594
3.625%, 05/13/24		12,131	13,350,925
3.900%, 07/15/25		22,416	25,242,911
3.200%, 06/15/26		676	750,284
2.950%, 10/01/26		500	551,349
Juniper Networks, Inc.
3.750%, 08/15/29		4,000	4,506,545
Kellogg Co.
3.250%, 04/01/26		13,739	15,334,668
3.400%, 11/15/27		14,600	16,508,294
7.450%, 04/01/31		6,959	10,504,208
Kemper Corp.
# 2.400%, 09/30/30		5,000	5,058,600
Keurig Dr Pepper, Inc.
3.400%, 11/15/25		5,885	6,564,714
KeyBank NA
# 3.300%, 06/01/25		750	833,030
KeyCorp
5.100%, 03/24/21		101	101,710

DFA Investment Grade Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Kilroy Realty L.P.
#	3.050%, 02/15/30		8,000	$8,407,782
	2.500%, 11/15/32		17,100	17,049,122
Kroger Co. (The)
	3.850%, 08/01/23		2,330	2,509,947
	7.500%, 04/01/31		16,177	23,565,861
	L3Harris Technologies, Inc.
	3.950%, 05/28/24		2,469	2,704,589
Laboratory Corp. of America Holdings
	4.000%, 11/01/23		3,840	4,176,680
	3.600%, 09/01/27		2,500	2,861,433
Lam Research Corp.
	3.800%, 03/15/25		4,094	4,589,717
	4.000%, 03/15/29		3,000	3,559,181
	Lazard Group LLC
	4.500%, 09/19/28		18,426	21,857,686
	Lear Corp.
	3.800%, 09/15/27		3,495	3,904,689
Legg Mason, Inc.
	3.950%, 07/15/24		4,736	5,249,404
	4.750%, 03/15/26		9,317	11,003,529
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29		10,665	12,870,821
	Lincoln National Corp.
#	3.400%, 01/15/31		8,680	9,859,108
Lockheed Martin Corp.
	2.900%, 03/01/25		4,480	4,870,405
#	3.550%, 01/15/26		4,800	5,425,596
Loews Corp.
	2.625%, 05/15/23		3,761	3,932,030
	3.750%, 04/01/26		11,870	13,448,406
Lowe's Cos., Inc.
	3.120%, 04/15/22		292	299,770
	3.375%, 09/15/25		5,183	5,776,160
	LYB International Finance II BV
	3.500%, 03/02/27		4,166	4,690,140
	LYB International Finance III LLC
#	3.375%, 05/01/30		8,800	9,724,251
	LyondellBasell Industries NV
	5.750%, 04/15/24		5,827	6,676,419
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25		8,028	8,704,584
	Marathon Petroleum Corp.
	3.625%, 09/15/24		7,691	8,377,693
	Marriott International, Inc.
	2.875%, 03/01/21		609	608,768
	Mars, Inc.
Ω	1.625%, 07/16/32		4,400	4,313,888
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		8,320	9,064,370
	3.750%, 03/14/26		3,300	3,732,438
Mastercard, Inc.
	1.100%, 12/01/22	EUR	405	502,625
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
# 2.950%, 11/21/26		2,700	$2,995,460
Maxim Integrated Products, Inc.
3.450%, 06/15/27		5,931	6,680,471
McDonald's Corp.
2.000%, 06/01/23	EUR	3,100	3,956,123
0.625%, 01/29/24	EUR	8,900	11,037,037
McKesson Corp.
3.796%, 03/15/24		3,348	3,660,999
4.750%, 05/30/29		7,500	9,115,487
Medtronic, Inc.
3.500%, 03/15/25		616	686,706
4.375%, 03/15/35		4,465	5,856,644
Merck & Co., Inc.
2.750%, 02/10/25		11,609	12,524,708
3.400%, 03/07/29		8,000	9,159,774
1.450%, 06/24/30		1,200	1,185,754
MetLife, Inc.
3.600%, 04/10/24		6,140	6,746,750
5.700%, 06/15/35		7,400	10,661,328
Micron Technology, Inc.
4.663%, 02/15/30		330	397,987
Microsoft Corp.
# 2.700%, 02/12/25		1,567	1,693,239
# 2.400%, 08/08/26		29,634	32,124,673
3.300%, 02/06/27		14,692	16,691,142
Molson Coors Beverage Co.
3.500%, 05/01/22		2,787	2,891,709
# 3.000%, 07/15/26		18,416	20,177,509
Morgan Stanley
3.875%, 04/29/24		8,982	9,914,258
3.875%, 01/27/26		18,683	21,249,089
3.625%, 01/20/27		19,726	22,411,391
7.250%, 04/01/32		7,000	10,509,140
Mosaic Co. (The)
4.250%, 11/15/23		2,336	2,541,335
# 4.050%, 11/15/27		6,000	6,797,249
Motorola Solutions, Inc.
4.600%, 05/23/29		4,700	5,582,730
2.300%, 11/15/30		22,000	22,057,100
MPLX L.P.
4.125%, 03/01/27		12,020	13,713,007
Mylan NV
3.950%, 06/15/26		18,167	20,668,305
Mylan, Inc.
4.200%, 11/29/23		4,480	4,880,210
Nasdaq, Inc.
4.250%, 06/01/24		1,666	1,845,228
National Rural Utilities Cooperative Finance Corp.
8.000%, 03/01/32		2,708	4,243,545
NetApp, Inc.
3.250%, 12/15/22		1,088	1,131,537
3.300%, 09/29/24		3,451	3,763,955
2.700%, 06/22/30		5,000	5,329,300

DFA Investment Grade Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc.
	4.500%, 06/01/21	828	$830,798
	3.550%, 05/01/27	25,641	29,202,317
NIKE, Inc.
#	2.375%, 11/01/26	28,083	30,446,884
	2.850%, 03/27/30	5,000	5,554,887
	Northern Trust Corp.
	1.950%, 05/01/30	23,270	23,838,623
Nucor Corp.
#	3.950%, 05/01/28	10,245	11,963,875
#	2.700%, 06/01/30	9,000	9,699,429
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	3,093,965
	NVIDIA Corp.
#	3.200%, 09/16/26	3,800	4,265,773
	Omnicom Group, Inc.
	4.200%, 06/01/30	13,055	15,441,018
	Omnicom Group, Inc. / Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,656,930
Oracle Corp.
	2.950%, 05/15/25	15,400	16,750,147
	2.650%, 07/15/26	39,785	43,186,021
	3.250%, 11/15/27	36,794	41,482,407
	O'Reilly Automotive, Inc.
#	3.600%, 09/01/27	21,580	24,569,601
	Owens Corning
	3.875%, 06/01/30	8,826	10,013,870
	Packaging Corp. of America
	4.500%, 11/01/23	3,888	4,272,988
Parker-Hannifin Corp.
	3.300%, 11/21/24	3,093	3,384,661
	3.250%, 06/14/29	6,200	6,912,755
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
Ω	3.400%, 11/15/26	1,000	1,111,817
	PepsiCo, Inc.
#	3.500%, 07/17/25	10,309	11,531,666
	PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,895,238
Pfizer, Inc.
#	3.000%, 12/15/26	42,108	47,058,331
	3.450%, 03/15/29	5,000	5,749,615
#	1.700%, 05/28/30	5,000	5,060,602
Philip Morris International, Inc.
	3.250%, 11/10/24	7,098	7,795,823
#	3.125%, 08/17/27	2,000	2,227,702
	3.375%, 08/15/29	6,000	6,767,018
	2.100%, 05/01/30	10,750	10,988,544
	Phillips 66
	4.300%, 04/01/22	1,369	1,429,522
Phillips 66 Partners L.P.
	3.550%, 10/01/26	23,603	25,747,947
	3.750%, 03/01/28	3,265	3,543,262
	3.150%, 12/15/29	18,000	18,660,014
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
PNC Bank NA
	2.950%, 02/23/25	8,093	$8,803,114
	3.250%, 06/01/25	8,000	8,841,762
PPG Industries, Inc.
	2.800%, 08/15/29	2,603	2,861,358
	2.550%, 06/15/30	9,250	9,884,183
PPL Capital Funding, Inc.
	3.400%, 06/01/23	3,334	3,537,822
#	3.100%, 05/15/26	11,200	12,342,505
	Precision Castparts Corp.
	3.250%, 06/15/25	30,987	34,132,022
Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,719,237
	3.400%, 05/15/25	5,700	6,292,100
	3.100%, 11/15/26	5,472	6,067,541
Procter & Gamble Co. (The)
	2.450%, 11/03/26	1,077	1,174,161
	2.850%, 08/11/27	12,850	14,435,549
	Progress Energy, Inc.
	7.750%, 03/01/31	2,500	3,692,611
	Prudential Financial, Inc.
	3.878%, 03/27/28	1,215	1,430,073
	PSEG Power LLC
	4.300%, 11/15/23	5,815	6,352,445
	Public Service Enterprise Group, Inc.
Ω	8.625%, 04/15/31	1,000	1,533,155
	Puget Energy, Inc.
	6.000%, 09/01/21	7,900	8,146,898
QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	5,197,963
	1.650%, 05/20/32	17,843	17,578,289
	Quest Diagnostics, Inc.
	3.500%, 03/30/25	384	424,135
	Raytheon Technologies Corp.
	7.500%, 09/15/29	615	885,586
Reinsurance Group of America, Inc.
	5.000%, 06/01/21	960	974,507
	4.700%, 09/15/23	3,840	4,232,379
	3.950%, 09/15/26	16,189	18,601,356
	3.900%, 05/15/29	4,725	5,382,112
	3.150%, 06/15/30	15,855	17,211,938
	RELX Capital, Inc.
	3.000%, 05/22/30	900	979,731
	Rockwell Automation, Inc.
	2.875%, 03/01/25	5,738	6,215,838
	Royalty Pharma P.L.C.
Ω	2.200%, 09/02/30	5,000	5,063,108
	salesforce.com, Inc.
	3.700%, 04/11/28	12,800	14,925,950
	Schlumberger Investment SA
	2.650%, 06/26/30	9,852	10,294,476
Sempra Energy
	4.050%, 12/01/23	2,205	2,404,448
	3.550%, 06/15/24	6,528	7,086,856

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
Sherwin-Williams Co. (The)
3.450%, 08/01/25	6,794	$7,499,469
3.450%, 06/01/27	1,035	1,170,913
2.950%, 08/15/29	6,000	6,549,360
Simon Property Group L.P.
2.650%, 07/15/30	20,000	20,741,732
Southern Co. (The)
3.250%, 07/01/26	8,992	9,999,378
Southern Power Co.
4.150%, 12/01/25	5,433	6,216,650
Southwest Gas Corp.
3.700%, 04/01/28	2,900	3,301,706
# 2.200%, 06/15/30	13,700	14,303,513
Stanley Black & Decker, Inc.
2.300%, 03/15/30	3,000	3,165,677
Starbucks Corp.
3.850%, 10/01/23	1,231	1,333,138
State Street Corp.
3.300%, 12/16/24	13,947	15,437,021
3.550%, 08/18/25	8,254	9,297,382
Steel Dynamics, Inc.
# 3.250%, 01/15/31	18,125	19,935,530
Stryker Corp.
2.625%, 03/15/21	896	897,354
3.375%, 05/15/24	512	557,033
# 3.375%, 11/01/25	11,427	12,723,036
3.650%, 03/07/28	25,656	29,300,321
Sysco Corp.
3.750%, 10/01/25	685	766,209
3.300%, 07/15/26	18,844	20,861,661
3.250%, 07/15/27	4,934	5,512,833
Target Corp.
2.500%, 04/15/26	4,468	4,871,492
TCI Communications, Inc.
7.875%, 02/15/26	1,520	2,028,615
TD Ameritrade Holding Corp.
# 3.625%, 04/01/25	7,358	8,172,619
Texas Instruments, Inc.
2.900%, 11/03/27	3,500	3,917,886
Textron, Inc.
2.450%, 03/15/31	15,590	15,727,359
TJX Cos., Inc. (The)
# 2.250%, 09/15/26	20,681	22,187,821
# 3.750%, 04/15/27	2,800	3,228,926
Travelers Property Casualty Corp.
6.375%, 03/15/33	800	1,180,712
Truist Financial Corp.
3.700%, 06/05/25	14,345	16,134,499
TWDC Enterprises 18 Corp.
3.150%, 09/17/25	9,588	10,591,564
7.000%, 03/01/32	1,340	1,966,572
U.S. Bank NA
# 2.800%, 01/27/25	5,950	6,447,155
Union Pacific Corp.
3.250%, 01/15/25	9,515	10,351,252
# 3.950%, 09/10/28	22,950	26,736,823
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
United Parcel Service, Inc.
0.375%, 11/15/23	EUR	850	$1,047,716
3.050%, 11/15/27		2,127	2,382,000
UnitedHealth Group, Inc.
2.750%, 02/15/23		8,672	9,054,266
3.750%, 07/15/25		12,530	14,188,008
3.100%, 03/15/26		1,290	1,430,058
3.850%, 06/15/28		1,500	1,755,607
Unum Group
4.000%, 03/15/24		5,051	5,504,979
3.875%, 11/05/25		1,977	2,191,975
4.000%, 06/15/29		10,963	12,196,757
Valero Energy Corp.
3.400%, 09/15/26		8,918	9,683,591
7.500%, 04/15/32		580	809,082
Ventas Realty L.P.
3.000%, 01/15/30		1,100	1,172,212
Verizon Communications, Inc.
3.376%, 02/15/25		531	584,315
# 2.625%, 08/15/26		2,026	2,204,429
4.125%, 03/16/27		3,000	3,520,575
4.329%, 09/21/28		2,000	2,380,340
4.016%, 12/03/29		17,153	20,113,779
VF Corp.
# 2.800%, 04/23/27		1,000	1,095,240
2.950%, 04/23/30		516	565,355
ViacomCBS, Inc.
3.875%, 04/01/24		4,899	5,344,724
3.500%, 01/15/25		2,364	2,582,832
2.900%, 01/15/27		26,061	28,395,633
7.875%, 07/30/30		1,137	1,681,346
4.950%, 01/15/31		3,993	4,933,637
4.200%, 05/19/32		12,600	14,927,617
Visa, Inc.
3.150%, 12/14/25		14,555	16,201,755
# 2.050%, 04/15/30		54,150	56,604,455
VISA, Inc.
1.900%, 04/15/27		3,300	3,474,149
VMware, Inc.
# 4.650%, 05/15/27		6,600	7,657,278
3.900%, 08/21/27		1,024	1,149,263
Walgreen Co.
3.100%, 09/15/22		3,807	3,965,872
Walgreens Boots Alliance, Inc.
3.300%, 11/18/21		7,828	7,967,121
# 3.450%, 06/01/26		1,465	1,625,670
# 3.200%, 04/15/30		23,552	25,649,817
Walmart, Inc.
3.050%, 07/08/26		21,777	24,359,427
3.700%, 06/26/28		5,000	5,823,317
3.250%, 07/08/29		8,465	9,691,055
2.375%, 09/24/29		19,101	20,645,859
7.550%, 02/15/30		3,346	5,053,129
Walt Disney Co. (The)
# 3.700%, 09/15/24		14,364	15,848,806
# 1.750%, 01/13/26		5,000	5,216,844
# 2.650%, 01/13/31		24,000	25,907,722

DFA Investment Grade Portfolio
CONTINUED
	Face Amount^	Value†
	(000)

UNITED STATES — (Continued)
6.200%, 12/15/34	1,700	$2,511,743
Waste Management, Inc.
3.500%, 05/15/24	4,942	5,386,131
3.125%, 03/01/25	3,460	3,773,845
WEC Energy Group, Inc.
3.550%, 06/15/25	5,268	5,829,585
Wells Fargo & Co.
3.000%, 02/19/25	16,264	17,589,951
3.000%, 04/22/26	9,473	10,346,263
3.000%, 10/23/26	1,490	1,638,504
4.150%, 01/24/29	1,200	1,402,905
Welltower, Inc.
4.125%, 03/15/29	1,550	1,786,801
# 2.750%, 01/15/31	11,393	12,013,463
Westlake Chemical Corp.
3.375%, 06/15/30	11,785	12,883,447
WestRock MWV LLC
8.200%, 01/15/30	19,367	27,466,234
Whirlpool Corp.
4.700%, 06/01/22	1,920	2,025,814
3.700%, 05/01/25	15,463	17,170,771
# 4.750%, 02/26/29	1,300	1,572,052
Williams Cos., Inc. (The)
4.000%, 09/15/25	12,364	13,872,477
3.750%, 06/15/27	7,863	8,945,091
# 3.500%, 11/15/30	15,200	16,772,338
Wisconsin Electric Power Co.
3.100%, 06/01/25	3,200	3,489,505
WRKCo, Inc.
4.200%, 06/01/32	1,800	2,143,249
3.000%, 06/15/33	19,705	21,454,982
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	1,915	2,111,809
Zoetis, Inc.
# 3.000%, 09/12/27	26,275	29,270,236
TOTAL UNITED STATES		4,841,479,596
TOTAL BONDS		6,413,392,242
U.S. TREASURY OBLIGATIONS — (26.0%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	52,105,398
6.625%, 02/15/27	74,651	101,455,103
6.125%, 11/15/27	29,407	40,000,745
5.250%, 11/15/28	10,442	13,924,296
5.250%, 02/15/29	60,685	81,374,792
6.125%, 08/15/29	35,585	50,929,212
	Face Amount^	Value†
	(000)

6.250%, 05/15/30	45,710	$67,208,278
5.375%, 02/15/31	64,500	91,290,176
U.S. Treasury Notes
2.125%, 05/15/25	28,730	30,919,110
2.000%, 08/15/25	10,000	10,737,891
2.250%, 11/15/25	98,895	107,563,765
1.625%, 02/15/26	90,499	95,833,809
1.625%, 05/15/26	105,000	111,250,781
1.500%, 08/15/26	83,787	88,228,681
1.625%, 09/30/26	65,000	68,912,695
2.000%, 11/15/26	85,000	91,942,774
1.625%, 11/30/26	39,750	42,153,633
1.500%, 01/31/27	59,500	62,667,910
2.250%, 02/15/27	60,000	65,866,406
2.375%, 05/15/27	106,200	117,608,204
0.500%, 06/30/27	45,000	44,520,117
2.250%, 08/15/27	100,000	110,058,594
0.500%, 10/31/27	65,000	64,027,539
2.250%, 11/15/27	79,018	86,994,210
0.625%, 12/31/27	25,000	24,785,156
2.750%, 02/15/28	88,300	100,368,817
2.875%, 05/15/28	69,000	79,185,586
2.875%, 08/15/28	63,000	72,457,383
3.125%, 11/15/28	75,000	87,829,102
2.625%, 02/15/29	80,000	90,803,125
2.375%, 05/15/29	83,000	92,671,445
1.625%, 08/15/29	98,000	103,520,156
1.750%, 11/15/29	92,500	98,685,937
1.500%, 02/15/30	189,700	197,895,632
0.625%, 05/15/30	220,000	211,990,625
0.625%, 08/15/30	224,000	215,180,000
0.875%, 11/15/30	204,000	200,175,000
TOTAL U.S. TREASURY OBLIGATIONS		3,273,122,083
TOTAL INVESTMENT SECURITIES (Cost $11,174,799,590)		12,044,048,159

		Shares
SECURITIES LENDING COLLATERAL — (4.3%)
@§	The DFA Short Term Investment Fund	46,507,718	538,140,805
TOTAL INVESTMENTS — (100.0%)
(Cost $11,712,895,276)^^			$12,582,188,964

DFA Investment Grade Portfolio
CONTINUED
As of January 31, 2021, DFA Investment Grade Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	91,840,355	EUR	75,575,987	Bank of America Corp.	02/23/21	$83,338
Total Appreciation						$83,338
USD	46,844,968	GBP	34,468,293	State Street Bank and Trust	02/08/21	$(382,952)
USD	56,846,483	EUR	46,926,630	Citibank, N.A.	02/24/21	(128,521)
USD	141,488,250	EUR	116,583,919	State Street Bank and Trust	02/25/21	(62,832)
Total (Depreciation)						$(574,305)
Total Appreciation (Depreciation)						$(490,967)
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$166,516,792	—	$166,516,792
Belgium	—	47,781,779	—	47,781,779
Canada	—	150,089,948	—	150,089,948
Denmark	—	40,974,807	—	40,974,807
Finland	—	1,245,036	—	1,245,036
France	—	117,026,388	—	117,026,388
Germany	—	152,746,045	—	152,746,045
Ireland	—	29,471,716	—	29,471,716
Italy	—	33,173,460	—	33,173,460
Japan	—	211,017,625	—	211,017,625
Netherlands	—	137,878,850	—	137,878,850
Norway	—	17,845,927	—	17,845,927
Spain	—	79,594,749	—	79,594,749
Supranational Organization Obligations	—	2,568,645	—	2,568,645
Sweden	—	18,595,500	—	18,595,500
Switzerland	—	79,919,564	—	79,919,564
United Kingdom	—	285,465,815	—	285,465,815
United States	—	4,841,479,596	—	4,841,479,596
Agency Obligations	—	2,357,533,834	—	2,357,533,834
U.S. Treasury Obligations	—	3,273,122,083	—	3,273,122,083
Securities Lending Collateral	—	538,140,805	—	538,140,805
Forward Currency Contracts**	—	(490,967)	—	(490,967)
TOTAL	—	$12,581,697,997	—	$12,581,697,997
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.0%)
Treasury Inflation Protected Security
0.125%, 01/15/23	0	$131
0.625%, 01/15/26	242,000	298,053,586
0.125%, 07/15/26	396,950	477,813,236
0.375%, 01/15/27	445,000	539,365,770
2.375%, 01/15/27	182,500	294,707,454
0.375%, 07/15/27	401,500	484,527,590
0.500%, 01/15/28	203,600	245,400,651
1.750%, 01/15/28	241,700	370,965,106
3.625%, 04/15/28	222,500	495,423,338
0.750%, 07/15/28	91,000	110,592,092
0.875%, 01/15/29	445,500	542,432,295
2.500%, 01/15/29	329,500	526,833,656
3.875%, 04/15/29	252,745	578,825,423
0.250%, 07/15/29	139,500	161,277,034
0.125%, 01/15/30	125,000	141,556,412
3.375%, 04/15/32	217,000	485,027,463
2.125%, 02/15/40	227,000	420,203,865
TOTAL U.S. TREASURY OBLIGATIONS Cost ($5,489,229,036)		6,173,005,102

	Shares
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund 0.030%	59,603,220	59,603,220
TOTAL INVESTMENTS — (100.0%)
(Cost $5,548,832,256)^^		$6,232,608,322
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$6,173,005,102	—	$6,173,005,102
Temporary Cash Investments	$59,603,220	—	—	59,603,220
TOTAL	$59,603,220	$6,173,005,102	—	$6,232,608,322

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.4%)
Alabama Highway Finance Corp. (RB)
4.000%, 08/01/21	2,710	$2,762,113
Alabama State (GO) Series A
5.000%, 08/01/21	7,480	7,662,512
TOTAL ALABAMA		10,424,625
ARIZONA — (0.8%)
Arizona Department of Transportation State Highway Fund Revenue (RB) Series A
¤ 5.000%, 07/01/23 (Pre-refunded @ $100, 7/1/21)	2,000	2,040,800
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	6,414,420
City of Phoenix (GO)
4.000%, 07/01/21	5,970	6,066,595
City of Scottsdale (GO) Series 2021
4.000%, 07/01/21	1,400	1,421,546
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,603,380
Maricopa County School District No. 3 Tempe Elementary (GO)
3.000%, 07/01/21	1,410	1,426,976
TOTAL ARIZONA		18,973,717
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 04/01/21	2,300	2,318,699
5.000%, 06/15/21	8,730	8,888,275
TOTAL ARKANSAS		11,206,974
CALIFORNIA — (4.3%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	4,223,594
California State (GO)
5.000%, 10/01/21	2,215	2,287,320
City of Los Angeles (RN)
4.000%, 06/24/21	24,800	25,188,120
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series
5.000%, 07/01/21	9,745	$9,943,408
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	10,044,990
Los County Angeles (RN) Series A
4.000%, 06/30/21	13,860	14,084,255
Riverside County (RN)
4.000%, 06/30/21	8,500	8,637,530
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	1,965	2,009,822
4.000%, 09/01/22	1,600	1,698,784
Santa County Cruz (RN)
3.000%, 07/09/21	5,835	5,909,746
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	690	704,014
5.000%, 07/01/22	820	876,637
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	10,385	11,034,686
Ventura County (RN)
4.000%, 06/30/21	7,650	7,774,695
TOTAL CALIFORNIA		104,417,601
COLORADO — (3.0%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,315,987
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/21	1,275	1,314,079
5.000%, 09/15/22	3,420	3,690,522
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	4,126,800

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
City & County of Denver (GO) Series C
5.000%, 08/01/21	1,000	$1,024,450
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/21	2,900	3,011,853
5.000%, 11/15/22	1,200	1,304,448
Colorado State (RN)
4.000%, 06/25/21	35,000	35,551,600
Colorado State Education Loan Program (RN) Series A
3.000%, 06/29/21	20,000	20,241,600
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,070,930
TOTAL COLORADO		72,652,269
CONNECTICUT — (2.5%)
City of Danbury (GO) (BAN)
2.000%, 07/15/21	8,000	8,067,040
City of Middletown (GO)
5.000%, 04/01/21	1,905	1,920,411
Connecticut State Health & Educational Facilities Authority (RB) Series M
¤ 5.375%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	3,000	3,064,560
The Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,865,573
Town of Bethel (BAN)
2.000%, 07/23/21	10,000	10,090,700
Town of Greenwich (BAN)
1.500%, 01/13/22	25,000	25,334,750
Town of Greenwich (GO) Series
5.000%, 01/15/22	5,575	5,835,074
Town of Southington (GO)
4.000%, 01/15/22	495	513,429
4.000%, 01/15/23	1,015	1,091,998
TOTAL CONNECTICUT		61,783,535
DELAWARE — (0.2%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,159,060
Delaware State (GO) Series B
5.000%, 07/01/21	830	846,899
	Face Amount	Value†
	(000)
DELAWARE — (Continued)
5.000%, 07/01/22	1,250	$1,336,512
TOTAL DELAWARE		5,342,471
DISTRICT OF COLUMBIA — (0.1%)
District of Columbia (RB) Series G
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/21)	2,430	2,528,828
FLORIDA — (2.8%)
Florida State (GO) Series A
5.000%, 06/01/21	7,500	7,622,700
5.000%, 07/01/22	3,700	3,953,894
Florida State (GO) Series C
5.000%, 06/01/21	6,000	6,098,160
JEA Water & Sewer System Revenue (RB) Series A
¤ 4.500%, 10/01/37 (Pre-refunded @ $100, 4/1/21)	1,500	1,510,785
Miami-Dade County (GO) Series A
5.000%, 11/01/21	1,735	1,798,883
Miami-Dade County Water & Sewer System Revenue (RB)
5.000%, 10/01/21	3,500	3,613,785
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/21	2,500	2,580,775
School Board of Miami-Dade County (The) (RN)
1.500%, 02/25/21	20,000	20,019,200
School District of Broward County (RN)
2.000%, 06/30/21	21,120	21,287,693
TOTAL FLORIDA		68,485,875
GEORGIA — (1.2%)
City of Atlanta GA (GO)
5.000%, 12/01/21	1,805	1,878,554
Cobb County (GO)
5.000%, 01/01/22	500	522,375
Georgia State (GO) Series A-
5.000%, 08/01/21	13,000	13,317,850
5.000%, 08/01/22	5,000	5,366,450
Henry County (GO)
5.000%, 05/01/21	800	809,704
5.000%, 05/01/22	600	636,558
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,499,422

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	$1,563,675
TOTAL GEORGIA		30,594,588
HAWAII — (2.5%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/21	3,685	3,805,057
City & County of Honolulu (GO) Series F
5.000%, 07/01/21	850	867,306
5.000%, 07/01/22	1,250	1,336,337
Hawaii State (GO)
5.000%, 08/01/22	6,000	6,439,740
Hawaii State (GO) Series
5.000%, 04/01/22	2,000	2,114,200
Hawaii State (GO) Series DZ
¤ 5.000%, 12/01/22 (Pre-refunded @ $100, 12/1/21)	2,000	2,080,480
Hawaii State (GO) Series EF
5.000%, 11/01/21	5,500	5,702,950
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,792,439
Hawaii State (GO) Series EZ
5.000%, 10/01/21	7,080	7,312,082
5.000%, 10/01/22	7,040	7,613,338
Hawaii State (GO) Series FE
5.000%, 10/01/21	3,260	3,366,863
Hawaii State (GO) Series FH
5.000%, 10/01/21	3,715	3,836,778
Hawaii State (GO) Series FN-
5.000%, 10/01/21	6,070	6,268,975
Maui County (GO)
5.000%, 06/01/21	1,045	1,061,950
5.000%, 03/01/22	500	526,450
TOTAL HAWAII		62,124,945
ILLINOIS — (1.0%)
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,956,250
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/21	390	402,893
Railsplitter Tobacco Settlement Authority
¤ 5.500%, 06/01/23 (Pre-refunded @ $100, 6/1/21)	5,440	5,537,594
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Railsplitter Tobacco Settlement Authority (RB)
¤ 6.000%, 06/01/28 (Pre-refunded @ $100, 6/1/21)	11,340	$11,562,264
TOTAL ILLINOIS		25,459,001
IOWA — (0.1%)
City of West Des Moines (GO) Series A
5.000%, 06/01/21	2,945	2,991,884
KANSAS — (1.0%)
City of Olathe Series A
3.000%, 08/01/21	3,250	3,294,948
City of Topeka Series A
2.000%, 10/01/21	5,000	5,060,250
City of Wichita Series 302-NTS
3.500%, 10/15/21	15,000	15,358,500
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,186,790
TOTAL KANSAS		24,900,488
KENTUCKY — (0.3%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,313,145
Louisville Water Co (RB)
5.000%, 11/15/21	2,825	2,933,734
TOTAL KENTUCKY		6,246,879
LOUISIANA — (0.3%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,313,249
Louisiana State (GO) Series C
5.000%, 08/01/21	5,000	5,120,250
State of Louisiana Series B
5.000%, 08/01/22	975	1,045,239
TOTAL LOUISIANA		7,478,738
MAINE — (0.3%)
Cumberland County (TAN)
1.500%, 11/05/21	6,000	6,063,900
Maine State (GO) Series B
5.000%, 06/01/21	1,500	1,524,330
TOTAL MAINE		7,588,230
MARYLAND — (6.1%)
Anne County Arundel (GO)
5.000%, 04/01/21	12,740	12,842,430

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
5.000%, 10/01/21	2,950	$3,046,111
5.000%, 10/01/22	4,115	4,449,426
Baltimore County (GO)
5.000%, 02/01/21	3,520	3,520,000
3.000%, 11/01/21	6,080	6,212,118
Baltimore County (GO) (BAN)
4.000%, 03/22/21	24,075	24,207,653
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,713,947
City of Baltimore (GO) Series A
4.000%, 10/15/21	1,520	1,561,739
Howard County (GO) Series A
5.000%, 02/15/21	2,775	2,779,912
5.000%, 08/15/21	100	102,631
5.000%, 08/15/22	5,385	5,789,037
Maryland State (GO) Series B
5.000%, 08/01/21	6,500	6,658,925
Maryland State Department of Transportation (RB)
5.000%, 11/01/21	5,020	5,203,682
5.000%, 12/01/21	2,460	2,560,048
5.000%, 12/15/22	11,270	12,294,443
5.000%, 09/01/23	2,630	2,959,776
Montgomery County (RB)
¤ 5.000%, 12/01/40 (Pre-refunded @ $100, 12/1/21)	3,000	3,122,010
Montgomery County (GO) Series A_WWW
4.000%, 08/01/21	9,000	9,175,320
4.000%, 08/01/22	11,000	11,641,630
Montgomery County (GO) Series B
5.000%, 06/01/21	2,315	2,352,642
5.000%, 12/01/21	4,000	4,163,360
Prince County George's (GO) Series A
5.000%, 07/15/21	760	776,887
5.000%, 09/15/21	3,500	3,606,400
5.000%, 07/15/22	10,000	10,709,600
Talbot County (GO)
2.000%, 12/15/21	1,330	1,352,078
Washington Suburban Sanitary Commission (RB) (CNTY GTD)
5.000%, 06/01/21	6,990	7,104,077
TOTAL MARYLAND		149,905,882
MASSACHUSETTS — (8.1%)
City of Attleboro (GO)
5.000%, 10/15/21	1,440	1,489,766
City of Beverly (GO) (BAN)
2.000%, 03/26/21	13,000	13,034,060
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Boston (GO) Series
5.000%, 03/01/22	1,975	$2,079,932
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,374,386
City of Framingham (GO)
5.000%, 12/15/21	1,020	1,063,146
5.000%, 12/15/22	480	523,445
City of Lowell (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	1,910	1,963,843
City of Quincy (GO) (BAN)
2.000%, 06/11/21	35,000	35,242,550
City of Quincy (BAN)
1.500%, 01/14/22	10,000	10,134,300
City of Somerville (GO) (BAN) Series A
2.000%, 06/04/21	31,000	31,194,680
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	4,240	4,358,253
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,280,200
Commonwealth of Massachusetts (GO) Series
5.000%, 07/01/21	3,170	3,234,541
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/21	10,000	10,121,600
¤ 5.000%, 04/01/24 (Pre-refunded @ $100, 4/1/21)	1,500	1,512,135
¤ 5.000%, 12/01/38 (Pre-refunded @ $100, 12/1/21)	5,000	5,203,350
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	8,000	8,261,200
Commonwealth of Massachusetts (GO) (RAN) Series A
2.000%, 04/21/21	1,745	1,752,364
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/21	2,405	2,477,150
Massachusetts School Building Authority (RB) Series B
¤ 5.000%, 10/15/41 (Pre-refunded @ $100, 10/15/21)	6,000	6,207,780

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/05/21	10,000	$10,002,100
North Middlesex Regional School District (BAN)
2.000%, 02/04/22	10,000	10,188,300
Town of Orleans (BAN)
1.500%, 02/04/22	9,000	9,124,650
Town of Plymouth (BAN)
2.000%, 06/10/21	7,451	7,501,667
Town of Tewksbury (GO)
5.000%, 06/01/21	1,910	1,941,057
Town of Watertown (GO)
5.000%, 02/01/22	1,250	1,310,900
5.000%, 02/01/23	2,445	2,682,434
TOTAL MASSACHUSETTS		199,259,789
MICHIGAN — (2.7%)
Ann Arbor School District (GO) (Q-SBLF)
3.000%, 05/01/21	11,750	11,833,308
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,920,283
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	28,515,384
University of Michigan
0.140%, 03/02/21	23,035	23,036,615
TOTAL MICHIGAN		65,305,590
MINNESOTA — (3.0%)
Bloomington Independent School District No. 271 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,290	1,290,000
Chaska Independent School District No. 112 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	590	590,000
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	345,672
City of Minneapolis (GO)
3.000%, 12/01/21	5,600	5,734,288
City of Saint Paul Sewer Revenue (RB) Series D
3.000%, 12/01/21	340	348,211
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	1,000	1,000,000
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	2,000	$2,000,000
Hennepin County (GO) Series B
5.000%, 12/01/21	650	676,488
Metropolitan Council (GO) Series A
5.000%, 03/01/21	6,100	6,124,156
Metropolitan Council (GO) Series E
5.000%, 09/01/21	770	791,984
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	3,560,404
Minnesota State (GO) Series B
2.000%, 08/01/21	1,105	1,115,707
2.000%, 08/01/22	2,500	2,571,425
5.000%, 08/01/24	1,230	1,438,583
Minnesota State (GO) Series D
Minnesota State (GO) Series D
5.000%, 08/01/21	30,130	30,871,499
5.000%, 08/01/22	10,000	10,734,500
Osseo Independent School District No. 279 (GO) (SD CRED PROG) Series C
5.000%, 02/01/21	4,650	4,650,000
TOTAL MINNESOTA		73,842,917
MISSOURI — (0.5%)
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	2,369,025
5.000%, 03/01/23	1,750	1,927,800
Jackson County Reorganized School District No. 7 (GO)
3.000%, 03/01/21	2,375	2,380,557
Metropolitan State Louis Sewer District (RB) Series
5.000%, 05/01/21	1,945	1,968,651
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,003,950
5.000%, 03/01/22	830	873,907
State County Louis (GO)
5.000%, 02/01/22	2,420	2,538,169
TOTAL MISSOURI		13,062,059

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (0.8%)
Nebraska Public Power District (RB) Series A
¤ 5.000%, 01/01/24 (Pre-refunded @ $100, 1/1/22)	1,290	$1,347,121
Omaha Public Power District (RB) Series B-
¤ 5.000%, 02/01/36 (Pre-refunded @ $100, 2/1/21)	14,265	14,265,000
University of Nebraska (RB)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 1/1/22)	3,000	3,134,250
TOTAL NEBRASKA		18,746,371
NEVADA — (0.3%)
Clark County
5.000%, 11/01/21	2,325	2,410,072
Nevada State (GO) Series A
5.000%, 05/01/21	4,700	4,757,246
TOTAL NEVADA		7,167,318
NEW HAMPSHIRE — (0.1%)
City of Nashua (GO)
4.000%, 07/15/21	1,720	1,750,444
NEW JERSEY — (6.3%)
Bergen County (GO) (BAN)
2.000%, 06/10/21	15,000	15,101,720
City of Jersey City (BAN) Series A
1.500%, 01/12/22	30,920	31,323,815
City of Jersey City (GO) (BAN) Series C-D
2.000%, 06/17/21	18,000	18,130,500
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,769,382
Mercer County (GO) (BAN) Series A
2.000%, 06/10/21	47,000	47,314,900
Middlesex County (GO) (BAN)
2.000%, 06/03/21	13,000	13,083,720
Monmouth County (GO)
5.000%, 07/15/21	3,770	3,853,770
5.000%, 07/15/22	3,415	3,657,329
New Jersey Transportation Trust Fund Authority (RB) Series B
¤ 5.250%, 06/15/24 (Pre-refunded @ $100, 6/15/21)	1,695	1,726,781
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Princeton (GO)
2.000%, 12/15/21	565	$574,424
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,775,522
Township of Berkeley Heights (BAN) Series A
2.000%, 07/09/21	12,000	12,098,400
Township of Montclair (GO) Series A
2.000%, 10/15/21	2,200	2,229,524
TOTAL NEW JERSEY		154,639,787
NEW MEXICO — (1.0%)
City of Albuquerque (GO) Series D
5.000%, 07/01/21	15,255	15,562,998
New Mexico State (GO)
5.000%, 03/01/21	4,000	4,015,960
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,264,500
TOTAL NEW MEXICO		24,843,458
NEW YORK — (5.5%)
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	8,000	8,114,000
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	7,500	7,539,075
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,377,132
City of New York (GO) Series E
City of New York (GO) Series E
5.000%, 08/01/21	11,500	11,780,600
5.000%, 08/01/22	3,000	3,212,340
City of New York (GO) Series F
5.000%, 08/01/21	995	1,019,278
City of New York (GO) Series G
5.000%, 08/01/21	5,915	6,059,326
City of New York (GO) (ETM) Series F
5.000%, 08/01/21	5	5,122
Corning City School District (BAN) Series A
1.500%, 06/16/21	8,000	8,038,640

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (BAN) Series B
1.500%, 06/29/21	5,000	$5,026,500
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	685	689,726
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	8,250	8,313,195
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	1,135	1,153,455
5.000%, 06/01/22	1,535	1,634,990
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	85	88,293
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	7,000	7,143,360
New York State Dormitory Authority (RB) Series
5.000%, 12/15/21	3,545	3,696,230
New York State Dormitory Authority (RB) Series A
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	21,695	21,823,217
¤ 5.000%, 05/01/22 (Pre-refunded @ $100, 5/1/21)	2,400	2,429,112
New York State Dormitory Authority (RB) Series A-GROUP 1
5.000%, 03/15/22	10,000	10,548,100
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	3,150	3,168,616
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	4,000	4,202,920
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	4,000	4,007,160
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	3,945	3,968,315
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	3,585	$3,606,187
Town of Hempstead (GO)
5.000%, 08/15/21	3,735	3,826,134
Town of Hempstead (GO) Series A
5.000%, 06/15/21	250	254,533
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	355	361,383
TOTAL NEW YORK		134,086,939
NORTH CAROLINA — (1.8%)
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,795,194
City of Greensboro (GO) Series D
5.000%, 10/01/21	1,555	1,605,662
Guilford County (GO) Series A
5.000%, 02/01/21	2,430	2,430,000
Mecklenburg County (GO)
5.000%, 03/01/21	9,555	9,592,742
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,938,475
North Carolina State (GO) Series A
5.000%, 06/01/21	12,440	12,641,777
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	3,067,200
North Carolina State (GO) Series D
4.000%, 06/01/21	2,925	2,962,791
Wake County (GO) Series B
5.000%, 05/01/22	1,100	1,167,452
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,922,163
TOTAL NORTH CAROLINA		44,123,456

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (3.8%)
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	$19,837,267
City of Columbus (GO)
5.000%, 04/01/22	2,990	3,154,629
City of Columbus (GO) Series
City of Columbus (GO) Series
5.000%, 04/01/21	9,045	9,117,903
5.000%, 04/01/22	1,500	1,582,590
5.000%, 04/01/23	1,300	1,436,409
City of Columbus (GO) Series 1
5.000%, 07/01/21	4,500	4,591,620
City of Columbus (GO) Series A
4.000%, 02/15/21	1,690	1,692,400
3.000%, 07/01/21	12,830	12,984,986
5.000%, 07/01/21	1,010	1,030,564
Ohio State (GO) Series A
5.000%, 09/15/21	9,035	9,311,923
Ohio State (GO) Series B
5.000%, 06/15/21	9,500	9,673,660
Ohio State (GO) Series B-
5.000%, 08/01/21	1,000	1,024,610
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,254,400
Ohio State (GO) Series T
5.000%, 04/01/21	2,040	2,056,544
Ohio State (GO) Series W
4.000%, 05/01/21	1,050	1,060,248
4.000%, 05/01/22	1,440	1,510,546
Ohio State Water Development Authority (RB) Series A
5.000%, 06/01/21	1,825	1,854,729
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,621,304
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	745,696
TOTAL OHIO		92,542,028
OKLAHOMA — (1.1%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,899,300
	Face Amount	Value†
	(000)
OKLAHOMA — (Continued)
City of Tulsa (GO) Series A
5.000%, 12/01/21	7,650	$7,961,738
TOTAL OKLAHOMA		25,861,038
OREGON — (0.9%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,066,900
Clackamas County (GO)
3.000%, 06/01/21	1,240	1,251,916
3.000%, 06/01/22	815	846,304
Columbia Multnomah & Washington Counties School District No. 1J (GO) (SCH BD GTY)
5.000%, 06/15/23	1,155	1,286,381
Metro (GO)
5.000%, 06/01/22	2,355	2,508,075
Metro (GO) Series A
5.000%, 06/01/21	2,110	2,144,224
Multnomah County (GO)
5.000%, 06/01/21	1,850	1,880,007
Multnomah County School District No. 3 Parkrose (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/30/29 (Pre-refunded @ $100, 6/30/21)	730	744,637
Oregon State (GO) Series D
4.000%, 05/01/21	6,085	6,143,964
5.000%, 06/01/22	2,000	2,130,280
Oregon State (GO) Series G
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/2/21)	1,190	1,219,322
Oregon State (GO) Series N
5.000%, 05/01/21	1,000	1,012,160
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	269,300
TOTAL OREGON		22,503,470
PENNSYLVANIA — (0.8%)
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,455,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	$2,137,840
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
5.000%, 09/01/21	3,000	3,083,670
General Authority of Southcentral Pennsylvania (RB)
¤ 5.500%, 11/01/31 (Pre-refunded @ $100, 5/1/21)	1,500	1,519,785
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,145,013
Pennsylvania Higher Educational Facilities Authority (RB)
¤ 6.250%, 10/01/43 (Pre-refunded @ $100, 10/1/21)	3,000	3,121,590
Pennsylvania State University (RB) Series E
5.000%, 03/01/21	585	587,311
5.000%, 03/01/22	725	763,352
TOTAL PENNSYLVANIA		20,813,561
SOUTH CAROLINA — (4.1%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/21	3,600	3,614,220
5.000%, 03/01/22	1,095	1,152,926
5.000%, 03/01/23	1,130	1,244,062
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/21	3,245	3,257,818
Berkeley County School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	3,000	3,048,660
Charleston County School District (BAN) (SCSDE) Series B
5.000%, 05/12/21	25,000	25,344,250
City of Charleston Waterworks & Sewer System Revenue (RB)
5.000%, 01/01/22	1,175	1,227,581
City of North Charleston (GO)
5.000%, 12/01/21	1,395	1,451,609
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Dorchester County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/21	1,885	$1,892,521
Greenville County School District (GO) (SCSDE) Series C
3.000%, 06/01/21	10,000	10,096,300
Lexington & Richland School District No. 5 (GO) (SCSDE) Series B
5.000%, 03/01/21	1,660	1,666,623
Richland County (GO) (BAN) (ST AID WITHHLDG)
3.000%, 02/25/21	10,000	10,019,800
Richland County School District No. 2 (GO) (SCSDE)
5.000%, 03/01/21	11,270	11,314,517
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 02/01/21	7,000	7,000,000
South Carolina Public Service Authority Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	15,262,062
Spartanburg County School District No. 6 (GO) (SCSDE)
5.000%, 04/01/21	3,905	3,936,396
TOTAL SOUTH CAROLINA		101,529,345
TENNESSEE — (2.2%)
City of Chattanooga (GO) Series B
5.000%, 03/01/21	1,470	1,475,807
City of Johnson City (GO)
5.000%, 03/01/22	4,640	4,885,456
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,697,189
City of Memphis (GO) Series A
5.000%, 04/01/21	4,550	4,586,582
Hamilton County (GO) Series A
5.000%, 05/01/21	3,895	3,942,246
5.000%, 01/01/22	1,170	1,222,358
Knox County (GO) Series B
5.000%, 06/01/21	515	523,353
5.000%, 06/01/22	550	585,750
Metro Government of Nashvill
0.120%, 02/18/21	2,700	2,700,054
0.130%, 02/18/21	2,600	2,600,114

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/21	9,055	$9,239,722
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 07/01/21	750	765,300
Metropolitan Government of Nashville & Davidson County Series A
5.000%, 07/01/21	3,475	3,545,890
Shelby County (GO) Series A
5.000%, 03/01/21	2,550	2,560,072
Sumner County (GO)
5.000%, 12/01/21	3,070	3,195,102
Williamson County (GO) Series A
5.000%, 04/01/21	500	504,020
TOTAL TENNESSEE		53,029,015
TEXAS — (16.3%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,350	1,352,403
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,160	1,162,065
5.000%, 02/15/22	1,730	1,817,953
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	750	751,313
5.000%, 02/15/22	615	645,805
5.000%, 02/15/23	210	230,654
Amarillo TX
4.000%, 02/15/23	1,495	1,607,992
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,246,813
Bexar County (GO)
5.000%, 06/15/21	7,500	7,635,975
Bexar County (GO) Series A
5.000%, 06/15/21	460	468,340
5.000%, 06/15/22	330	352,077
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	7,480	7,493,315
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,609,725
City of Allen (GO)
5.000%, 08/15/21	1,840	1,888,410
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Amarillo (GO)
2.000%, 02/15/21	3,820	$3,822,636
2.000%, 02/15/22	6,220	6,342,347
City of Austin (GO)
5.000%, 09/01/21	2,250	2,314,238
City of Cedar Park (GO)
4.000%, 02/15/21	1,080	1,081,501
City of Dallas (GO)
5.000%, 02/15/21	1,500	1,502,685
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/21	1,155	1,192,792
City of Denton (GO)
2.000%, 02/15/21	4,000	4,002,800
2.000%, 02/15/22	6,180	6,302,240
4.000%, 02/15/22	1,900	1,976,912
City of Fort Worth (GO)
3.000%, 03/01/21	16,000	16,036,800
3.000%, 03/01/22	4,520	4,659,035
4.000%, 03/01/22	1,380	1,437,339
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/21	2,530	2,534,478
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,774,588
City of Frisco (GO) Series A
5.000%, 02/15/21	4,825	4,833,540
City of Houston
0.170%, 02/04/21	4,200	4,200,111
0.160%, 02/05/21	2,100	2,100,052
City of Houston (RN)
5.000%, 06/30/21	31,000	31,628,370
City of Houston (GO) Series A
5.000%, 03/01/21	4,625	4,643,315
5.000%, 03/01/22	10,000	10,530,200
City of McKinney (GO) Series A
5.000%, 08/15/21	1,310	1,344,466
5.000%, 08/15/22	1,300	1,397,539
City of San Antonio (GO)
4.000%, 02/01/21	5,510	5,510,000
City of San Antonio (GO)
5.000%, 02/01/21	5,675	5,675,000
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,936,724
5.000%, 08/01/22	1,270	1,362,278
Collin County (GO)
5.000%, 02/15/21	3,500	3,506,195
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/21	1,940	1,942,755
4.000%, 02/15/22	2,500	2,601,200

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Corpus Christi Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	660	$670,329
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	4,665	4,673,257
5.000%, 02/15/24	5,690	6,525,178
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/21	6,700	6,804,855
3.000%, 08/15/22	2,000	2,089,000
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/21	320	326,723
4.000%, 08/15/22	440	466,334
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,000	1,001,780
5.000%, 02/15/22	750	788,130
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	905	906,611
5.000%, 02/15/22	750	788,130
5.000%, 02/15/23	410	450,233
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series B
4.000%, 08/01/21	2,030	2,069,544
Gregory-Portland Independent School District (GO) (PSF-GTD) Series
5.000%, 02/15/22	5,920	6,221,624
Harris County (GO) Series A
5.000%, 10/01/21	7,500	7,744,350
Highland Park Independent School District/Dallas County (GO) (PSF-GTD)
5.250%, 02/15/21	2,000	2,003,740
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	6,000	6,116,040
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,203,360
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	1,500	1,502,670
5.000%, 02/15/22	2,485	2,611,337
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/21	1,640	$1,642,919
Little Elm Independent School District
5.000%, 08/15/22	1,300	1,397,747
Magnolia Independent School District (GO) (PSF-GTD)
5.000%, 08/15/21	1,560	1,601,137
McKinney Independent School District (GO)
5.000%, 02/15/21	2,700	2,704,779
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,885,508
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/21	780	802,175
5.000%, 09/01/22	600	646,218
North Texas Tollway Authority (RB) Series D
¤ 5.000%, 09/01/24 (Pre-refunded @ $100, 9/1/21)	1,465	1,506,474
¤ 5.250%, 09/01/27 (Pre-refunded @ $100, 9/1/21)	3,000	3,089,280
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/21)	3,515	3,614,510
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	15,000	15,762,600
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	540,020
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/21	740	763,754
Round Rock Independent School District (GO) Series B
2.000%, 08/01/21	2,000	2,019,080
3.000%, 08/01/22	1,690	1,763,312
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,384,549

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas State (GO)
Texas State (GO)
5.000%, 04/01/21	13,395	$13,502,964
5.000%, 10/01/21	8,175	8,441,914
5.000%, 10/01/23	1,425	1,610,179
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,926,450
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,453,398
Texas State (GO) Series A
5.000%, 10/01/21	4,780	4,936,067
Texas State (RN)
4.000%, 08/26/21	66,000	67,476,420
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/21	7,000	7,230,440
Texas Transportation Commission State Highway Fund (RB) Series
5.000%, 10/01/21	4,050	4,183,326
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/22	2,630	2,781,462
TOTAL TEXAS		400,084,883
UTAH — (1.2%)
Alpine School District (GO) (SCH BD GTY)
5.000%, 03/15/21	940	945,508
Canyons School District (GO) (SCH BD GTY) Series
5.000%, 06/15/22	2,775	2,960,648
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	1,181,110
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,694,360
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/21	1,170	1,188,931
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/21	3,060	3,115,478
Utah State (GO)
Utah State (GO)
5.000%, 07/01/21	3,800	3,877,178
5.000%, 07/01/22	9,690	10,359,288
TOTAL UTAH		28,322,501
	Face Amount	Value†
	(000)
VIRGINIA — (3.4%)
Arlington County (GO) (ST AID WITHHLDG)
4.000%, 08/15/21	2,125	$2,170,114
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/22	2,375	2,481,281
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	2,700	2,776,923
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	6,179,917
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/21	6,930	7,083,985
Commonwealth of Virginia (GO) (ETM) Series A
5.000%, 06/01/21	135	137,153
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/21	915	929,905
Commonwealth of Virginia (GO) Series B
5.000%, 06/01/21	6,985	7,098,786
Commonwealth of Virginia (GO) (ST AID WITHHLDG) (ETM) Series B
5.000%, 06/01/21	120	121,914
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/21	13,525	13,745,322
Fairfax County (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/22	11,730	12,490,339
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/21	2,980	3,052,712
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	3,015	3,155,951
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	13,090	13,407,433
University of Virginia (RB) Series B
5.000%, 08/01/21	5,410	5,542,545
Virginia Commonwealth Transportation Board (RB)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/21)	4,000	4,056,520
TOTAL VIRGINIA		84,430,800

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (5.7%)
City of Seattle (GO) Series A
5.000%, 04/01/21	9,000	$9,072,360
5.000%, 08/01/21	7,345	7,524,218
5.000%, 08/01/22	2,700	2,897,046
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 04/01/21	3,000	3,024,120
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/21	2,410	2,458,947
5.000%, 07/01/22	2,055	2,196,631
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/21	19,795	19,795,000
City of Seattle Municipal Light & Power Revenue (RB) Series C
5.000%, 09/01/21	3,750	3,856,837
5.000%, 10/01/21	11,130	11,492,615
City of Seattle WA Municipal Light & Power Revenue (RB) Series B
5.000%, 04/01/21	4,360	4,395,054
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/22	780	814,538
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/21	395	410,998
King & Snohomich Countries School District No. 417 (GO) (SCH BD GTY)
5.000%, 12/01/21	4,700	4,891,948
King County (GO)
5.000%, 12/01/21	3,000	3,122,250
King County (GO) Series A
5.000%, 12/01/21	1,235	1,285,326
King County (GO) Series C
5.000%, 01/01/22	4,700	4,910,325
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/21	1,420	1,466,079
4.000%, 12/01/22	1,685	1,804,517
King County Sewer Revenue (RB) Series A
5.000%, 01/01/22	2,090	2,183,528
North Thurston Public Schools (GO) (SCH BD GTY)
4.000%, 12/01/21	1,095	1,130,533
Pierce County (GO) Series A
5.000%, 07/01/21	1,530	1,561,074
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/21	850	$877,583
4.000%, 12/01/22	800	856,744
Snohomish County Public Utility District No. 1 (RB) Series A
5.000%, 12/01/21	500	520,375
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/21	4,000	4,162,000
State of Washington Series R-2017A
5.000%, 08/01/21	3,060	3,135,307
Washington State (GO) Series 2013A
5.000%, 08/01/21	4,245	4,349,469
Washington State (GO) Series A
¤ 5.000%, 08/01/34 (Pre-refunded @ $100, 8/1/21)	10,000	10,245,000
Washington State (GO) Series A-1
5.000%, 08/01/21	1,500	1,536,915
Washington State (GO) Series C
5.000%, 02/01/21	14,700	14,700,000
Washington State (GO) Series D
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,340,524
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,684,400
Washington State (GO) Series -R-2020D
5.000%, 07/01/21	4,000	4,081,920
TOTAL WASHINGTON		140,784,181
WEST VIRGINIA — (0.4%)
West Virginia State (GO) Series A
5.000%, 06/01/21	9,620	9,776,036
WISCONSIN — (2.6%)
City of Madison (GO) Series A
4.000%, 10/01/21	10,870	11,151,968
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,055,290

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Madison Metropolitan School District (GO) Series
2.000%, 03/01/22	12,750	$13,010,100
Wisconsin State (GO) Series 2
5.000%, 11/01/21	6,160	6,386,318
5.000%, 11/01/22	4,250	4,612,653
Wisconsin State (GO) Series A
5.000%, 05/01/21	7,540	7,631,686
Wisconsin State (GO) Series A
5.000%, 05/01/22	8,545	9,066,758
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin State (GO) Series B
5.000%, 05/01/21	9,655	$9,772,405
TOTAL WISCONSIN		62,687,178
TOTAL MUNICIPAL BONDS Cost ($2,445,531,561)		2,452,298,694
TOTAL INVESTMENTS — (100.0%)
(Cost $2,445,531,561)^^		$2,452,298,694

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,452,298,694	—	$2,452,298,694
TOTAL	—	$2,452,298,694	—	$2,452,298,694

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series A
5.000%, 08/01/21	250	$256,100
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	3,497,280
TOTAL ALABAMA		3,753,380
ALASKA — (0.4%)
City of Anchorage (GO) Series B
5.000%, 09/01/21	3,845	3,954,544
5.000%, 09/01/23	200	224,800
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,231,732
TOTAL ALASKA		7,411,076
ARIZONA — (0.2%)
City of Tucson (GO) Series
5.000%, 07/01/24	700	814,912
City of Tucson (GO) Series 2012-
3.000%, 07/01/22	1,455	1,514,175
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,930,745
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	290,760
TOTAL ARIZONA		4,550,592
ARKANSAS — (0.5%)
Arkansas State (GO)
5.000%, 04/01/21	1,000	1,008,130
5.000%, 06/15/21	3,750	3,817,987
5.000%, 04/01/22	2,800	2,959,544
4.250%, 06/01/23	3,325	3,638,315
TOTAL ARKANSAS		11,423,976
CALIFORNIA — (2.0%)
California State (GO)
5.000%, 11/01/24	1,175	1,386,606
California State (GO)
5.000%, 08/01/25	4,915	5,965,974
5.000%, 11/01/25	1,985	2,432,121
California State (GO)
5.000%, 08/01/26	8,200	10,302,972
3.500%, 08/01/27	800	958,448
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/27	5,580	$7,271,577
5.000%, 04/01/29	2,000	2,697,680
California State (GO) Series B
5.000%, 09/01/21	250	257,138
5.000%, 09/01/25	9,000	10,958,760
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	480,258
TOTAL CALIFORNIA		42,711,534
COLORADO — (1.5%)
Adams & Arapahoe Joint School District 28J (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	425	442,319
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,499,990
City & County of Denver (GO) Series
5.000%, 08/01/23	1,830	2,052,162
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,702,815
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/23	1,830	2,077,434
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	14,419,080
Denver City & County School District No. 1 (GO) (NATL ST AID WITHHLDG) Series A
5.250%, 12/01/21	2,490	2,597,493
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,662,230
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,926,795
TOTAL COLORADO		32,380,318

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CONNECTICUT — (0.6%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	$1,411,708
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,639,260
Town of Greenwich (GO)
5.000%, 01/15/25	2,925	3,480,955
Town of Greenwich (GO) Series
5.000%, 01/15/24	6,000	6,864,720
TOTAL CONNECTICUT		13,396,643
DELAWARE — (0.7%)
Delaware State (GO)
5.000%, 02/01/24	2,000	2,290,560
5.000%, 02/01/29	5,000	6,741,250
Delaware State (GO) Series
5.000%, 08/01/23	2,225	2,495,115
Delaware State (GO) Series A
5.000%, 10/01/23	1,290	1,456,887
Delaware State (GO) Series B
5.000%, 07/01/24	470	547,508
New Castle County (GO)
5.000%, 10/01/23	1,000	1,129,660
New Castle County (GO) Series B
5.000%, 07/15/22	700	749,784
TOTAL DELAWARE		15,410,764
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series
5.000%, 06/01/23	2,000	2,225,800
5.000%, 06/01/25	1,500	1,809,270
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	15,029,715
5.000%, 06/01/25	4,500	5,427,810
Washington Metropolitan Area Transit Authority (RB) Series
5.000%, 07/01/26	3,500	4,352,110
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/27	8,100	10,363,383
TOTAL DISTRICT OF COLUMBIA		39,208,088
	Face Amount	Value†
	(000)
FLORIDA — (2.9%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	$2,747,829
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,208,040
Florida State (GO)
5.000%, 07/01/24	5,000	5,815,200
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,448,070
5.000%, 06/01/24	1,400	1,625,890
5.000%, 06/01/25	6,500	7,843,290
Florida State (GO) Series B
5.000%, 06/01/23	350	389,865
5.000%, 06/01/24	6,000	6,943,140
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,797,300
5.000%, 06/01/27	2,000	2,581,820
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,065,550
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	8,474,824
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,683,563
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,529,830
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,894,372
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,466,897
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,475,205
TOTAL FLORIDA		60,990,685
GEORGIA — (3.5%)
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,631,769
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,346,503
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,682,571
5.000%, 07/01/27	6,090	7,880,582

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Georgia State (GO) Series C-1
5.000%, 07/01/23	10,915	$12,199,259
5.000%, 07/01/26	9,200	11,551,980
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,875,631
5.000%, 12/01/26	3,000	3,815,760
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,698,893
5.000%, 01/01/27	2,000	2,550,220
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,776,220
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	2,027,630
Henry County (GO)
5.000%, 05/01/24	1,200	1,387,632
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,946,689
TOTAL GEORGIA		74,371,339
HAWAII — (2.2%)
City & County of Honolulu (GO)
5.000%, 07/01/24	675	784,303
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	225,588
5.000%, 10/01/24	6,870	8,061,258
5.000%, 10/01/25	4,925	6,002,836
Hawaii State (GO) Series
3.000%, 10/01/23	3,710	3,987,582
5.000%, 01/01/26	5,000	6,139,450
5.000%, 01/01/27	10,000	12,663,900
Hawaii State (GO) Series EA
5.000%, 12/01/21	850	884,859
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,431,139
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,761,900
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,997,208
Maui County (GO)
5.000%, 03/01/24	880	1,009,844
TOTAL HAWAII		45,949,867
	Face Amount	Value†
	(000)
ILLINOIS — (0.2%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	$2,358,680
5.000%, 12/01/25	1,180	1,442,644
TOTAL ILLINOIS		3,801,324
IOWA — (0.1%)
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,493,011
KANSAS — (0.8%)
City of Lenexa (GO) Series A
5.000%, 09/01/21	525	539,957
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,363,124
5.000%, 09/01/24	2,440	2,856,654
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	502,570
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,913,440
Kansas State Department of Transportation (RB) Series
5.000%, 09/01/27	1,500	1,930,005
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/21	3,250	3,342,788
Sedgwick County Unified School District No. 260 Derby (GO)
5.000%, 10/01/21	1,325	1,367,718
TOTAL KANSAS		17,816,256
KENTUCKY — (0.9%)
Louisville & Jefferson County Metropolitan Government (GO)
5.000%, 12/01/22	5,645	6,137,639
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,502,569
Louisville Water Co. (RB) Series A
4.000%, 11/15/21	1,215	1,252,228
TOTAL KENTUCKY		17,892,436

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (0.8%)
Louisiana State (GO) Series
5.000%, 02/01/24	2,000	$2,282,780
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,657,274
TOTAL LOUISIANA		15,940,054
MAINE — (0.1%)
Maine State (GO) Series
5.000%, 06/01/27	2,000	2,571,700
MARYLAND — (9.6%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,616,026
5.000%, 04/01/23	1,165	1,287,779
Baltimore County (GO)
5.000%, 08/01/21	1,980	2,028,312
5.000%, 02/01/22	2,100	2,202,543
5.000%, 08/01/22	400	429,252
3.000%, 11/01/24	1,000	1,103,450
5.000%, 03/01/27	5,000	6,393,500
5.000%, 11/01/27	2,175	2,834,351
5.000%, 03/01/28	4,000	5,259,840
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,779,156
City of Baltimore (GO) Series B
5.000%, 10/15/21	2,500	2,586,225
5.000%, 10/15/22	8,060	8,730,270
5.000%, 10/15/23	2,640	2,983,385
Frederick County (GO) Series A
5.000%, 08/01/27	4,725	6,118,308
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,652,895
5.000%, 02/15/28	1,220	1,603,275
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,896,145
Maryland State (GO)
5.000%, 06/01/23	5,000	5,567,000
Maryland State (GO) Series
5.000%, 03/15/26	8,155	10,124,514
5.000%, 08/01/27	5,000	6,470,700
Maryland State (GO) Series A
5.000%, 08/01/27	2,000	2,588,280
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	12,564,600
5.000%, 08/01/27	5,945	7,693,662
5.000%, 08/01/28	4,000	5,318,160
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	$3,259,800
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	11,057,905
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,307,240
4.000%, 11/01/26	9,500	11,493,385
Prince County George's (GO) Series A
5.000%, 07/15/24	230	268,348
5.000%, 07/15/25	17,780	21,554,338
4.000%, 07/01/26	2,000	2,400,220
3.000%, 09/15/27	10,950	12,736,493
Prince County George's (GO) Series B
4.000%, 03/01/22	2,480	2,584,433
State of Maryland (GO) Series A
5.000%, 08/01/25	3,525	4,278,751
State of Maryland Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,099,210
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	11,386,483
Worcester County (GO) Series B
4.000%, 08/01/21	2,000	2,038,860
TOTAL MARYLAND		202,297,094
MASSACHUSETTS — (3.8%)
City of Boston (GO) Series
5.000%, 03/01/28	6,800	8,958,388
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,928,458
5.000%, 04/01/24	3,000	3,460,470
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	1,447,729
City of Quincy (GO)
5.000%, 01/15/24	635	725,907
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	164,274
City of Woburn (GO)
4.000%, 09/01/22	350	371,553
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/21	5,000	5,128,500

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series B
5.000%, 07/01/28	5,725	$7,585,339
Commonwealth of Massachusetts (GO) Series C
5.000%, 10/01/21	1,005	1,037,813
5.000%, 04/01/23	10,000	11,056,200
5.000%, 08/01/24	1,500	1,752,645
5.000%, 04/01/26	4,000	4,973,200
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,099,640
5.000%, 11/01/27	9,000	11,721,420
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,370,625
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	4,031,160
Massachusetts Bay Transportation Authority (RB) (NPFGC ) Series B
5.500%, 07/01/24	3,020	3,568,281
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,219,390
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,347,040
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,168,743
TOTAL MASSACHUSETTS		79,116,775
MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	2,548,975
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	523,655
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,399,040
Michigan State Comprehensive Transportation Revenue (RB) (AGM)
5.250%, 05/15/21	1,000	1,014,350
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
University of Michigan (RB) Series
4.000%, 04/01/23	1,000	$1,082,880
TOTAL MICHIGAN		7,568,900
MINNESOTA — (3.8%)
City of Minneapolis (GO)
3.000%, 12/01/23	4,000	4,321,040
City of Saint Cloud (GO) Series B
5.000%, 02/01/21	1,275	1,275,000
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	873,960
Elk River Independent School District No. 728 (GO) (SD CRED PROG) Series A
5.000%, 02/01/21	5,000	5,000,000
Hennepin County (GO) Series
5.000%, 12/01/23	2,410	2,739,495
5.000%, 12/01/26	4,070	5,168,615
Hennepin County (GO) Series C
5.000%, 12/01/27	5,800	7,580,020
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,194,880
Metropolitan Council (GO) Series
5.000%, 03/01/23	2,015	2,219,281
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,625,796
5.000%, 03/01/26	700	867,972
Minnesota State (GO) Series
2.000%, 08/01/24	5,000	5,324,750
5.000%, 08/01/27	5,000	6,481,850
Minnesota State (GO) Series A
5.000%, 08/01/28	6,130	8,160,747
Minnesota State (GO) Series B
5.000%, 10/01/21	4,660	4,812,475
Minnesota State (GO) Series D
5.000%, 08/01/24	500	584,790
Minnesota State (GO) Series F
5.000%, 10/01/21	12,025	12,420,021

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	$1,248,356
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,275,712
TOTAL MINNESOTA		79,174,760
MISSISSIPPI — (0.9%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	11,823,687
Mississippi State (GO) Series F
5.000%, 11/01/21	7,750	8,034,192
TOTAL MISSISSIPPI		19,857,879
MISSOURI — (1.5%)
Cass County Reorganized School District No. R-2 (GO) (ST AID DIR DEP)
5.000%, 03/01/21	1,000	1,003,950
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,732,887
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,194,689
5.000%, 02/01/23	3,955	4,331,556
Columbia School District (GO) (ST AID DIR DEP) Series
5.000%, 03/01/24	1,500	1,723,320
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,233,792
5.000%, 03/01/24	4,100	4,710,408
Metropolitan State Louis Sewer District (RB) Series
5.000%, 05/01/24	2,090	2,418,276
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,755,718
Saint Louis County (GO)
5.000%, 02/01/24	2,680	3,067,608
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	2,468,720
TOTAL MISSOURI		30,640,924
	Face Amount	Value†
	(000)
MONTANA — (0.0%)
City & County of Butte-Silver Bow (GO)
4.000%, 07/01/21	615	$624,815
NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	839,970
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,750,531
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,734,758
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	747,801
TOTAL NEBRASKA		6,073,060
NEVADA — (0.2%)
City of Henderson NV (GO)
5.000%, 06/01/21	490	497,948
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,251,151
TOTAL NEVADA		3,749,099
NEW HAMPSHIRE — (0.2%)
New Hampshire State (GO) Series
5.000%, 12/01/24	2,835	3,357,746
NEW JERSEY — (1.1%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	3,322,726
3.000%, 02/01/27	3,035	3,468,732
3.000%, 02/01/28	4,560	5,263,745
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,916,266
Monmouth County (GO)
5.000%, 01/15/24	970	1,107,934
Montville Township (GO)
3.000%, 10/01/25	505	568,746
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,113,111
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	360,573
Township of Parsippany-Troy Hills (GO) Series
2.000%, 09/15/22	4,100	4,213,201
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	46,340

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
Union County (GO) Series B
3.000%, 03/01/22	2,315	$2,387,483
TOTAL NEW JERSEY		23,768,857
NEW MEXICO — (0.6%)
City of Albuquerque (GO) Series
5.000%, 07/01/24	1,300	1,511,471
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,501,400
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,569,020
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,069,070
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,333,820
TOTAL NEW MEXICO		12,984,781
NEW YORK — (4.9%)
City of New York (GO) Series
5.000%, 08/01/23	6,000	6,705,960
City of New York (GO) Series A
5.000%, 08/01/24	3,860	4,486,632
5.000%, 08/01/26	7,015	8,740,269
City of New York (GO) Series B
5.000%, 08/01/21	450	460,980
5.000%, 08/01/22	600	642,468
City of New York (GO) Series B-
5.000%, 12/01/22	2,240	2,433,334
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,606,170
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,129,673
City of New York (GO) Series E
5.000%, 08/01/21	3,975	4,071,990
5.000%, 08/01/23	3,725	4,163,283
5.000%, 08/01/26	2,500	3,114,850
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,070,780
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,232,040
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series
5.000%, 02/15/25	4,055	$4,827,234
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	10,000	10,913,000
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/23	2,700	2,977,064
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	10,200	10,717,446
5.000%, 02/15/24	4,900	5,613,048
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,612,749
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,195,840
5.000%, 02/15/24	9,950	11,397,924
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/21	2,000	2,011,820
5.000%, 03/15/28	2,505	3,277,792
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,318,513
5.000%, 03/15/25	3,440	4,111,316
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	335,859
Town of Huntington (GO)
2.000%, 12/01/23	100	104,999
Triborough Bridge & Tunnel Authority (RB) Series C
4.000%, 11/15/27	1,250	1,536,838
TOTAL NEW YORK		103,809,871
NORTH CAROLINA — (6.0%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,903,375
4.000%, 06/01/25	3,510	4,087,430
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,766,487
Forsyth County (GO)
4.000%, 12/01/21	3,500	3,613,575
Guilford County (GO)
5.000%, 03/01/24	2,300	2,643,183
Guilford County (GO) Series A
5.000%, 02/01/22	1,800	1,887,894

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Guilford County (GO) Series B
5.000%, 05/01/24	6,600	$7,636,662
Johnston County (GO) Series A
5.000%, 02/01/21	2,995	2,995,000
Moore County (GO)
5.000%, 06/01/22	2,740	2,918,100
New Hanover County (GO)
5.000%, 02/01/23	250	274,330
North Carolina Eastern Municipal Power Agency (RB) (NATL-IBC) (ETM) Series B-NATL-IBC
6.000%, 01/01/22	9,700	10,209,735
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,574,480
5.000%, 06/01/25	10,000	12,076,200
5.000%, 06/01/26	5,000	6,255,600
5.000%, 06/01/28	5,035	6,669,411
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	12,734,353
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,486,306
Wake County (GO) Series A
5.000%, 03/01/24	5,000	5,747,750
5.000%, 03/01/28	2,000	2,636,440
Wake County (GO) Series B
5.000%, 03/01/24	10,000	11,495,500
5.000%, 03/01/25	5,000	5,982,350
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,448,650
TOTAL NORTH CAROLINA		127,042,811
OHIO — (4.8%)
City of Cincinnati (GO) Series A
4.000%, 12/01/21	2,645	2,729,481
City of Columbus (GO) Series
2.000%, 08/15/22	6,160	6,339,626
5.000%, 04/01/23	750	828,698
4.000%, 07/01/23	4,995	5,459,785
4.000%, 04/01/27	8,800	10,732,304
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,383,761
5.000%, 07/01/26	4,260	5,338,632
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,500,250
	Face Amount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series A
3.000%, 07/01/21	470	$475,678
3.000%, 07/01/22	700	728,672
City of Columbus (GO)
4.000%, 04/01/24	4,000	4,485,000
Hamilton County Sewer System Revenue (RB) Series A
5.000%, 12/01/21	200	208,150
Ohio State (GO) Series
5.000%, 03/01/25	3,525	4,208,004
Ohio State (GO) Series A
3.000%, 02/01/22	500	514,655
5.000%, 08/01/22	3,000	3,221,280
5.000%, 09/15/22	250	269,945
5.000%, 09/01/25	5,550	6,749,410
Ohio State (GO) Series A-
5.000%, 09/15/22	500	539,890
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,230,540
5.000%, 08/01/23	4,025	4,514,682
5.000%, 09/15/23	1,980	2,232,509
5.000%, 08/01/24	2,970	3,469,109
5.000%, 09/01/24	2,665	3,123,193
5.000%, 09/01/27	625	809,788
5.000%, 09/15/27	1,500	1,945,545
Ohio State (GO) Series C
5.000%, 09/15/21	1,000	1,030,650
5.000%, 08/01/27	6,880	8,893,432
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,705,453
Ohio State (GO) Series W
4.000%, 05/01/24	785	882,340
4.000%, 05/01/25	785	909,587
Upper Arlington City School District (GO) Series
5.000%, 12/01/27	3,190	4,154,050
TOTAL OHIO		101,614,099
OKLAHOMA — (1.0%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,079,520
City of Tulsa (GO)
5.000%, 03/01/24	10,050	11,532,878
5.000%, 03/01/26	6,250	7,721,250
TOTAL OKLAHOMA		20,333,648
OREGON — (2.7%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	801,408
City of Portland (GO) Series A
5.000%, 06/15/24	400	465,128

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	$790,559
5.000%, 06/15/26	1,550	1,936,895
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/21	8,000	8,064,320
City of Salem (GO)
5.000%, 06/01/25	530	640,039
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	1,295,931
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	6,010,758
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series
5.000%, 06/15/23	3,355	3,738,309
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,448,388
Oregon State (GO)
5.000%, 06/01/24	500	580,135
Oregon State (GO) Series A
5.000%, 05/01/21	200	202,432
5.000%, 05/01/24	3,545	4,099,296
Oregon State (GO) Series G
5.000%, 12/01/24	2,290	2,710,307
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,909,663
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,497,042
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,429,565
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/24)	1,000	1,161,840
	Face Amount	Value†
	(000)
OREGON — (Continued)
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series
5.000%, 06/15/27	2,390	$3,066,131
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,670,254
Washington County (GO)
5.000%, 03/01/24	2,400	2,755,704
5.000%, 03/01/25	5,100	6,088,176
5.000%, 03/01/26	300	370,791
TOTAL OREGON		57,733,071
PENNSYLVANIA — (1.8%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,727,784
5.000%, 04/01/22	11,260	11,900,244
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,137,840
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,831,158
Montgomery County (GO) Series
5.000%, 01/01/25	2,390	2,836,189
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	235,110
5.000%, 03/01/25	540	644,145
TOTAL PENNSYLVANIA		37,312,470
RHODE ISLAND — (0.1%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,722,374
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	735,094
TOTAL RHODE ISLAND		2,457,468
SOUTH CAROLINA — (2.3%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,303,604
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,338,896

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County (GO)
5.000%, 11/01/23	1,000	$1,133,350
Charleston County (GO) Series
5.000%, 11/01/23	3,560	4,034,726
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	5,187,017
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,727,117
Charleston County School District (GO) (SCSDE) Series A
5.000%, 02/01/21	2,020	2,020,000
City of North Charleston (GO) (ST AID WITHHLDG)
5.000%, 06/01/21	385	391,222
Clemson University (RB)
3.000%, 05/01/21	350	352,341
Dorchester County School District No. 2 (GO) (SCSDE) Series
5.000%, 03/01/25	1,430	1,705,790
Florence School District One (GO) (SCSDE)
5.000%, 03/01/21	3,170	3,182,648
Lexington County School District No. 1 (GO) (SCSDE) Series
4.000%, 02/01/24	3,590	4,000,768
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,371,605
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	6,209,995
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,690,454
York County School District No. 1 (GO) (SCSDE)
5.000%, 03/01/21	3,790	3,805,008
TOTAL SOUTH CAROLINA		47,454,541
TENNESSEE — (3.5%)
City of Johnson City (GO)
5.000%, 03/01/24	2,555	2,933,676
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	1,985,181
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	$2,324,839
City of Pigeon Forge (GO)
4.000%, 06/01/21	670	678,542
Hamilton County (GO) Series
5.000%, 04/01/26	3,000	3,731,640
Hamilton County (GO) Series B
3.000%, 03/01/22	4,550	4,692,460
Knox County (GO)
5.000%, 04/01/24	3,440	3,959,750
Knox County (GO) Series
5.000%, 08/01/23	1,300	1,456,429
Maury County (GO)
5.000%, 04/01/21	5,105	5,145,636
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,069,360
5.000%, 01/01/26	5,840	7,186,938
5.000%, 07/01/27	3,510	4,526,566
4.000%, 07/01/28	10,000	12,482,200
Putnam County (GO)
4.000%, 04/01/23	975	1,054,482
Sumner County (GO)
5.000%, 06/01/21	110	111,784
5.000%, 12/01/23	3,395	3,858,146
Tennessee State (GO) Series
5.000%, 09/01/24	4,075	4,778,834
5.000%, 02/01/27	7,720	9,863,072
Town of Greeneville (GO)
3.000%, 06/01/21	1,360	1,372,852
Williamson County (GO) Series A
4.000%, 05/01/22	300	314,541
TOTAL TENNESSEE		73,526,928
TEXAS — (15.6%)
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,656,442
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,144,810
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	875,753
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,555,660
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,145,470

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Amarillo (GO)
2.000%, 02/15/24	4,900	$5,155,780
2.000%, 02/15/25	5,015	5,355,569
City of Amarillo (GO)
4.000%, 02/15/24	1,555	1,726,470
4.000%, 02/15/25	1,620	1,856,115
City of Austin (GO)
5.000%, 09/01/24	1,215	1,422,473
City of Celina (GO)
4.125%, 09/01/24	2,325	2,644,199
City of Dallas (GO)
5.000%, 02/15/21	9,505	9,522,014
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	798,456
City of Denton (GO)
4.000%, 02/15/22	2,510	2,611,605
3.000%, 02/15/24	3,615	3,912,912
4.000%, 02/15/25	3,790	4,351,223
City of Fort Worth (GO) Series A
5.000%, 03/01/24	1,240	1,421,722
City of Fort Worth (GO) Series A
5.000%, 03/01/25	5,000	5,957,550
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	9,049,213
5.000%, 02/15/25	9,470	11,281,327
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	6,202,288
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,097,490
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,180,623
City of San Antonio Electric & Gas Systems Revenue (RB) (ETM)
5.000%, 02/01/21	720	720,000
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,594,922
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,722,691
5.000%, 02/15/25	2,175	2,590,055
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,790,512
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	361,703
	Face Amount	Value†
	(000)
TEXAS — (Continued)
4.000%, 08/15/24	410	$464,419
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/21	3,500	3,506,230
Dallas Area Rapid Transit (RB) Series B
5.000%, 12/01/21	2,545	2,647,640
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	583,580
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,170,250
Fort Bend Independent School District (GO) (PSF-GTD) Series
4.000%, 08/15/23	620	680,562
4.000%, 08/15/24	500	567,505
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	4,189,366
5.000%, 02/15/24	3,000	3,435,420
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,336,640
Galveston County (GO)
5.000%, 02/01/22	1,000	1,048,830
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,145,140
Harris County (GO) Series A
5.000%, 10/01/23	2,900	3,272,679
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,517,966
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,076,370
Houston Higher Education Finance Corp. (RB) Series A
¤ 6.875%, 05/15/41 (Pre-refunded @ $100, 5/15/21)	3,225	3,287,371
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,145,140
5.000%, 02/15/26	7,020	8,663,944

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	$8,451,170
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,777,610
La Porte Independent School District (GO)
5.000%, 02/15/21	1,700	1,703,009
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,336,640
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	895	940,403
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	337,368
5.000%, 09/01/24	5,715	6,693,122
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,981,970
5.000%, 08/15/25	1,880	2,283,448
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,913,132
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,942,131
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,909,990
Permanent University Fund - University of Texas System (RB) Series
5.000%, 07/01/26	5,500	6,875,770
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	12,592,910
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	400,419
	Face Amount	Value†
	(000)
TEXAS — (Continued)
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	$5,440,537
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,791,473
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	4,151,143
Texas A&M University (RB) Series B
5.000%, 05/15/21	4,000	4,056,520
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	11,507,278
Texas State (GO)
5.000%, 04/01/23	5,000	5,529,250
5.000%, 10/01/23	15,345	17,339,083
5.000%, 10/01/26	2,845	3,589,309
Texas State (GO) Series A
5.000%, 10/01/23	2,690	3,039,566
5.000%, 04/01/25	1,000	1,198,050
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	17,626,950
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	12,193,700
5.250%, 04/01/26	300	375,960
5.000%, 10/01/26	4,340	5,467,098
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	4,069,516
University of Texas System (The) (RB)
5.000%, 08/15/25	2,500	3,039,025
5.000%, 08/15/26	1,500	1,885,050
University of Texas System (The) (RB) Series
5.000%, 08/15/26	6,835	8,589,544
University of Texas System (The) (RB) Series C
5.000%, 08/15/24	1,850	2,166,387
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	7,117,823
TOTAL TEXAS		327,756,453

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (2.4%)
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	$1,242,351
North Davis County Sewer District (RB)
3.000%, 03/01/21	2,135	2,139,996
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,391,449
Utah State (GO)
5.000%, 07/01/22	11,285	12,064,455
Utah State (GO)
5.000%, 07/01/24	13,360	15,568,141
5.000%, 07/01/26	4,450	5,582,169
Utah State (GO)
5.000%, 07/01/27	6,100	7,893,522
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,701,199
TOTAL UTAH		50,583,282
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,426,540
Vermont State (GO) Series C
4.000%, 08/15/23	225	247,039
TOTAL VERMONT		1,673,579
VIRGINIA — (5.0%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,227,520
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,430,990
City of Alexandria (GO) (ST AID WITHHLDG) Series
5.000%, 07/15/27	3,160	4,091,315
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/21	3,000	3,085,470
5.000%, 09/01/22	2,050	2,208,260
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	3,199,636
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,831,894
5.000%, 07/15/24	3,170	3,700,912
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,569,849
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	4,192,262
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	$6,496,345
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,196,340
City of Virginia Beach (GO) (ST AID WITHHLDG) Series
5.000%, 07/15/23	2,725	3,049,275
5.000%, 02/01/25	2,590	3,080,805
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,210,300
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,611,418
5.000%, 06/01/25	500	603,570
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	11,131,500
Fairfax County (GO) (ST AID WITHHLDG)
5.000%, 10/01/26	1,000	1,267,400
Fairfax County (GO) (ST AID WITHHLDG) Series
5.000%, 10/01/24	5,000	5,889,100
5.000%, 10/01/27	1,000	1,305,520
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,396,848
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,175,398
5.000%, 08/01/28	2,905	3,864,841
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	4,025,005
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	4,000	4,739,240
5.000%, 12/01/25	500	615,610
Pittsylvania County (GO) (ST AID WITHHLDG)
5.000%, 02/01/21	250	250,000
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	4,059,383
University of Virginia (RB) (ETM) Series B
5.000%, 08/01/21	4,420	4,527,185

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
University of Virginia (RB) Series B
5.000%, 08/01/21	1,830	$1,874,835
TOTAL VIRGINIA		105,908,026
WASHINGTON — (5.7%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,364,560
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	5,122,898
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,159,330
5.000%, 07/01/25	900	1,083,285
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	383,294
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	10,826,676
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	330,107
5.000%, 07/01/24	2,265	2,634,286
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	13,201,499
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,463,200
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	306,882
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,032,200
4.000%, 12/01/22	2,630	2,814,521
County of Kitsap WA (GO)
5.000%, 06/01/21	200	203,244
King County (GO) Series A
5.000%, 06/01/28	3,555	4,699,994
5.000%, 06/01/29	2,050	2,777,627
King County (GO) Series E
5.000%, 12/01/25	955	1,172,711
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	$1,247,134
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,425,268
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,977,470
King County School District No. 412 Shoreline (GO) (SCH BD GTY)
4.000%, 12/01/21	1,000	1,032,450
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,262,024
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,632,799
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,911,880
Spokane County (GO)
5.000%, 12/01/22	1,025	1,116,430
Tacoma Metropolitan Park District (GO) Series B
5.000%, 12/01/21	150	156,113
Thurston County School District No. 111 Olympia (GO) (SCH BD GTY)
5.000%, 12/01/21	425	442,319
University of Washington (RB) Series A
5.000%, 07/01/22	6,505	6,954,300
Washington State (GO)
5.000%, 02/01/23	1,500	1,645,020
Washington State (GO) Series
5.000%, 02/01/23	1,940	2,127,559
5.000%, 07/01/23	3,800	4,243,194
Washington State (GO) Series 2013A
5.000%, 08/01/21	225	230,537
Washington State (GO) Series A
5.000%, 08/01/23	750	840,443
Washington State (GO) Series B
5.000%, 07/01/24	1,200	1,395,648
5.000%, 07/01/25	1,500	1,813,530

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series D
5.000%, 06/01/27	3,000	$3,859,740
Washington State (GO) Series R-2012C
4.000%, 07/01/21	1,610	1,636,307
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,408,637
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,733,573
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,908,205
TOTAL WASHINGTON		119,576,894
WEST VIRGINIA — (0.0%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	567,750
WISCONSIN — (2.2%)
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	2,000	2,520,520
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	478,744
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	$2,076,034
Madison Metropolitan School District (GO) Series
2.000%, 03/01/24	2,235	2,357,523
Oregon School District (GO)
3.000%, 03/01/21	430	430,993
State of Wisconsin (RB)
5.000%, 05/01/25	3,200	3,847,488
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,908,245
Wisconsin State (GO) Series
5.000%, 05/01/23	8,515	9,444,498
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,375,376
Wisconsin State (GO) Series A
5.000%, 05/01/24	7,720	8,927,099
5.000%, 05/01/25	7,885	9,480,451
TOTAL WISCONSIN		45,846,971
TOTAL MUNICIPAL BONDS Cost ($2,006,748,925)		2,104,485,595
TOTAL INVESTMENTS — (100.0%)
(Cost $2,006,748,925)^^		$2,104,485,595

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,104,485,595	—	$2,104,485,595
TOTAL	—	$2,104,485,595	—	$2,104,485,595

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.5%)
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	$245,606
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	290,960
TOTAL ALABAMA		536,566
ALASKA — (0.7%)
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	192,443
Alaska State (GO) Series
5.000%, 08/01/36	250	333,817
Borough of Matanuska-Susitna AK
5.250%, 09/01/28	265	310,861
TOTAL ALASKA		837,121
ARIZONA — (0.3%)
Apache County Industrial Development Authority Series A
4.500%, 03/01/30	115	118,934
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	217,544
TOTAL ARIZONA		336,478
ARKANSAS — (0.2%)
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	260,863
CALIFORNIA — (3.3%)
Anaheim Public Financing Authority (RB) Series
5.000%, 09/01/29	165	208,610
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	328,790
California Statewide Communities Development Authority
4.125%, 03/01/34	150	169,661
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	$295,087
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	303,315
Contra Costa County Schools Pooled Notes
2.000%, 12/01/21	150	151,964
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series
3.375%, 09/01/37	500	556,310
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	313,201
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	360,582
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	203,793
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	333,309
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	254,837
Victor Valley Transit Authority
3.000%, 07/01/37	210	224,240
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	117,481
TOTAL CALIFORNIA		3,821,180
COLORADO — (1.8%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	185,883
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	265,288

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
5.000%, 09/01/36	300	$395,577
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	200	262,958
Regional Transportation District
5.000%, 06/01/29	300	348,594
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	281,950
South Suburban Park & Recreation District
5.000%, 12/15/31	200	259,112
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	133,452
TOTAL COLORADO		2,132,814
CONNECTICUT — (0.8%)
Connecticut State Health & Educational Facilities Authority (RB) Series
5.000%, 07/01/34	245	314,641
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	650,855
TOTAL CONNECTICUT		965,496
DISTRICT OF COLUMBIA — (0.5%)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A-DULLES METRORAIL AND
5.000%, 10/01/32	250	315,160
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	313,500
TOTAL DISTRICT OF COLUMBIA		628,660
FLORIDA — (11.7%)
Central Florida Expressway Authority Series A
4.000%, 07/01/37	250	285,260
City of Gainesville Utilities System Revenue (RB) Series
5.000%, 10/01/25	1,500	1,826,715
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	330,505
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Lakeland FL Department of Electric Utilities, Revenue Bonds
5.000%, 10/01/24	900	$1,056,780
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,255,860
County of Seminole FL Water & Sewer Revenue Series A
5.000%, 10/01/27	535	650,143
Duval County Public Schools Series B
5.000%, 07/01/28	250	295,963
Hillsborough County School Board
5.000%, 07/01/30	500	641,700
Miami Beach Redev. Agency
5.000%, 02/01/29	325	366,886
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	364,137
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	362,136
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,685,931
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	300,792
Pasco County (GO) Series
5.000%, 10/01/24	570	668,610
5.000%, 10/01/25	570	693,855
School Board of Miami-Dade County/The Series A
5.000%, 05/01/31	250	292,710
State of Florida
5.000%, 06/01/25	1,355	1,507,830
Town of Longboat Key (GO)
5.000%, 08/01/24	275	320,270
Volusia County School Board
5.000%, 08/01/28	250	287,003
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	250	297,980
TOTAL FLORIDA		13,491,066

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
GEORGIA — (1.5%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/29	250	$310,628
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	328,377
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	490,110
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	200	253,578
Dev. Authority of Cobb County/The (RB)
4.000%, 07/15/24	195	215,040
Municipal Electric Authority of Georgia Series
5.000%, 11/01/27	100	128,094
TOTAL GEORGIA		1,725,827
HAWAII — (0.3%)
Hawaii State Airports System Revenue (RB) Series D
4.000%, 07/01/39	250	299,772
IDAHO — (0.2%)
Idaho Health Facilities Auth.
5.000%, 03/01/37	200	247,846
ILLINOIS — (6.7%)
Chicago O'Hare International Airport
5.000%, 01/01/33	290	335,605
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/27	265	288,023
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,222,580
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	121,035
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	399,037
DuPage & Cook Counties Township High School District No. 86 Hinsdale (GO)
5.000%, 01/15/25	500	591,775
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	$609,120
Illinois Finance Authority (RB)
5.000%, 08/01/27	250	286,908
Illinois State Toll Highway Authority Series
4.000%, 01/01/39	250	294,935
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO)
4.000%, 12/15/26	225	271,121
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	586,465
Springfield Electric Revenue
5.000%, 03/01/28	140	163,887
5.000%, 03/01/29	290	338,842
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	1,008,101
Village of Schaumburg (GO) Series
4.000%, 12/01/26	500	597,800
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
5.000%, 01/01/27	535	648,473
TOTAL ILLINOIS		7,763,707
INDIANA — (1.0%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	319,459
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	318,720
Indiana State University (RB) Series T
4.000%, 10/01/39	110	130,960
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 01/15/29	300	326,280
TOTAL INDIANA		1,095,419

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (2.1%)
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	$778,095
Sioux City IA Series C
5.000%, 06/01/25	1,350	1,617,354
TOTAL IOWA		2,395,449
KENTUCKY — (1.1%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	317,022
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	286,985
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	637,265
TOTAL KENTUCKY		1,241,272
LOUISIANA — (0.4%)
City of New Orleans Sewerage Service Revenue (RB) Series
5.000%, 06/01/28	100	127,580
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	329,247
TOTAL LOUISIANA		456,827
MAINE — (0.2%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	247,937
MASSACHUSETTS — (1.4%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	323,150
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	404,346
Massachusetts Dev. Finance Agency (RB) Series H
5.000%, 01/01/24	300	336,597
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	575,412
TOTAL MASSACHUSETTS		1,639,505
	Face Amount	Value†
	(000)
MICHIGAN — (1.2%)
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	$286,972
Farmington Public School District
3.375%, 05/01/34	250	285,298
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	632,855
Michigan Finance Authority
4.000%, 11/15/35	200	227,330
TOTAL MICHIGAN		1,432,455
MINNESOTA — (0.2%)
Plymouth Intermediate District No. 287 Series A
5.000%, 02/01/30	205	252,002
MISSISSIPPI — (0.5%)
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	294,333
Mississippi State (RB) Series
5.000%, 10/15/23	250	279,703
TOTAL MISSISSIPPI		574,036
MISSOURI — (0.7%)
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/33	450	587,223
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	271,620
TOTAL MISSOURI		858,843
NEBRASKA — (0.6%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	165	192,664
5.000%, 01/01/29	400	466,024
TOTAL NEBRASKA		658,688
NEVADA — (4.9%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	515	653,298
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/40	500	636,365
Clark County NV (GO) Series
5.000%, 11/01/27	1,000	1,293,910
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	313,169

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	$2,503,561
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	271,690
TOTAL NEVADA		5,671,993
NEW JERSEY — (1.8%)
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	562,575
County of Atlantic NJ
3.000%, 04/01/28	555	601,098
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	366,078
New Jersey State (GO)
4.000%, 06/01/30	300	323,889
New Jersey Turnpike Authority (RB) Series
5.000%, 01/01/30	230	263,516
TOTAL NEW JERSEY		2,117,156
NEW YORK — (2.1%)
City of New York (GO) Series B-
5.000%, 12/01/29	500	621,875
City of Syracuse (GO) Series A
4.000%, 05/15/29	450	522,949
City of Yonkers (GO) Series
4.000%, 02/15/23	125	134,024
Monroe County Industrial Dev. Corp. (RB)
5.000%, 07/01/27	150	187,727
5.000%, 12/01/28	250	320,857
New York State Dormitory Authority (RB)
5.000%, 07/01/23	280	307,863
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	387,117
TOTAL NEW YORK		2,482,412
NORTH CAROLINA — (0.3%)
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	284,835
OHIO — (1.1%)
Akron OH Income Tax Revenue Akrgen
5.000%, 12/01/26	395	458,291
	Face Amount	Value†
	(000)
OHIO — (Continued)
American Municipal Power Inc (RB)
5.000%, 02/15/29	185	$236,326
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	229,248
Montgomery County (RB)
5.000%, 08/01/28	240	311,914
TOTAL OHIO		1,235,779
OKLAHOMA — (0.8%)
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	650,575
University of Oklahoma/The (RB)
5.000%, 07/01/27	215	264,689
TOTAL OKLAHOMA		915,264
OREGON — (0.6%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	146,943
Metro (RB)
5.000%, 06/15/30	225	281,684
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	253,644
TOTAL OREGON		682,271
PENNSYLVANIA — (4.6%)
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	316,557
Catasauqua Area School District (GO) (BAM ST AID WITHHLDG)
4.000%, 02/15/28	200	239,052
Chester County School Authority (RB)
5.000%, 03/01/28	235	284,244
City of Philadelphia Airport Revenue (RB) Series
4.000%, 07/01/36	250	292,192
Commonwealth of Pennsylvania Series
5.000%, 03/15/28	350	414,484
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	487,800
DuBois Hospital Authority
5.000%, 07/15/32	250	306,822

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	$652,435
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	295	370,240
Pennsylvania Higher Educational Facilities Authority Series AT-
5.000%, 06/15/30	150	181,214
Pennsylvania Turnpike Commission (RB) Series
5.000%, 12/01/37	500	675,175
Philadelphia Gas Works Co (RB) (AGM) Series
5.000%, 08/01/28	250	323,445
Pittsburgh Water & Sewer Authority Series
5.000%, 09/01/28	100	130,472
Westmoreland County (GO) Series
5.000%, 08/15/29	500	645,060
TOTAL PENNSYLVANIA		5,319,192
RHODE ISLAND — (0.1%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	119,961
SOUTH CAROLINA — (0.3%)
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	397,749
SOUTH DAKOTA — (1.0%)
Sioux Falls SD Sales Tax Revenue Series
5.000%, 11/15/26	860	1,083,342
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	111,624
TOTAL SOUTH DAKOTA		1,194,966
TEXAS — (24.0%)
Alamo Community College District
5.000%, 08/15/27	950	1,227,219
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,833,589
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	$1,672,380
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	530	581,898
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,404,912
City of Austin Airport System Revenue (RB) Series
5.000%, 11/15/32	270	329,030
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	779,922
City of Celina (GO)
4.125%, 09/01/25	1,000	1,173,810
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	1,143,550
City of El Paso (GO) Series B
5.000%, 08/15/23	455	510,587
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	573,275
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	593,007
City of League City (GO)
4.000%, 02/15/28	160	192,016
City of Lewisville (GO)
5.000%, 02/15/25	895	1,064,594
City of Lubbock (GO)
5.000%, 02/15/23	720	790,193
City of Odessa (GO)
5.000%, 03/01/29	150	191,346
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,187,280
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/22	1,000	1,048,830
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	696,893
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	90,658
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	278,802

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	$251,816
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	370,107
Fort Bend County Municipal Utility District No. 58
2.000%, 04/01/24	100	104,947
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	300	325,353
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	294,958
Harris County (GO) Series A
5.000%, 10/01/26	500	611,245
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	239,199
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	648,270
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	537,305
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	312,428
Katy Independent School District Series D
5.000%, 02/15/25	1,000	1,190,380
Lower Colorado River Authority (RB)
5.000%, 05/15/24	320	369,136
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	600	709,488
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	108,125
Port Freeport (RB) Series
5.000%, 06/01/29	350	450,922
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	279,685
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Transportation Commission State Highway Fund (GO) Series A
5.000%, 04/01/23	1,500	$1,657,050
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	861,017
5.000%, 02/01/25	400	474,040
Washington County Junior College District (RB) (AGM)
5.000%, 10/01/24	525	610,801
TOTAL TEXAS		27,770,063
UTAH — (3.5%)
Davis School District (GO) (SCH BD GTY) Series
5.000%, 06/01/21	1,005	1,021,301
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,205,700
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,249,010
Utah Transit Authority (RB) Series
5.250%, 06/15/23	500	558,055
TOTAL UTAH		4,034,066
WASHINGTON — (12.6%)
Central Washington University (RB)
4.000%, 05/01/26	270	286,808
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	2,062,152
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/26	750	946,155
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	197,642
King County (GO) Series
5.000%, 12/01/26	1,575	1,999,084
King County (GO) Series C
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/22)	1,295	1,384,446
Pierce County (GO)
4.000%, 08/01/24	1,360	1,537,086

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	$633,640
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	435,267
Port of Everett (RB)
4.000%, 12/01/28	215	246,386
Snohomish County School District No 201 Snohomish
5.000%, 12/01/27	1,500	1,824,210
Washington Health Care Facilities Auth.
4.000%, 07/01/37	200	228,006
Washington State (GO)
5.000%, 08/01/31	1,000	1,206,350
Washington State (GO) Series A
5.000%, 08/01/26	665	744,128
Washington State (GO) Series R-2018C
5.000%, 08/01/27	625	807,906
TOTAL WASHINGTON		14,539,266
WISCONSIN — (4.4%)
City of Madison (GO) Series A
3.000%, 10/01/21	425	433,207
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	348,135
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Milwaukee WI Series
5.000%, 04/01/26	300	$367,971
City of Milwaukee WI Sewerage System Revenue
5.000%, 06/01/24	475	546,421
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	320	411,376
Wisconsin Health & Educational Facilities Authority
5.000%, 07/01/34	220	267,364
Wisconsin State (GO) (ETM) Series 1
5.000%, 05/01/22	1,500	1,591,395
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	1,179,680
TOTAL WISCONSIN		5,145,549
TOTAL MUNICIPAL BONDS Cost ($114,777,391)		115,810,351
TOTAL INVESTMENTS — (100.0%)
(Cost $114,777,391)^^		$115,810,351

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$115,810,351	—	$115,810,351
TOTAL	—	$115,810,351	—	$115,810,351

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	1,910	$1,971,578
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	3,225	3,328,974
Baldwin Park Unified School District (GO)
2.000%, 08/01/21	870	878,343
2.000%, 08/01/22	390	401,025
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,057,220
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,062,506
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	12,327,185
Bay Area Toll Authority (RB) Series F-2
4.000%, 04/01/21	5,365	5,399,551
Bay Area Toll Authority (RB) Series S-4
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	722,189
Berkeley Unified School District (GO) Series
5.000%, 08/01/22	3,000	3,220,350
5.000%, 08/01/23	295	330,969
Beverly Hills Unified School District (GO) Series
5.000%, 08/01/21	9,700	9,937,650
California Education Notes Program (RN) Series A
4.000%, 06/30/21	6,500	6,604,325
California Municipal Finance Authority (RB)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	1,750	1,839,967
California State (GO)
5.000%, 02/01/21	1,900	1,900,000
5.000%, 04/01/21	795	801,408
3.000%, 05/01/21	3,500	3,525,270
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State (GO)
5.000%, 08/01/21	28,440	$29,135,358
California State (GO)
5.000%, 09/01/21	17,955	18,467,615
5.000%, 10/01/21	17,155	17,715,111
California State (GO)
5.000%, 11/01/21	5,500	5,702,070
5.000%, 12/01/21	2,000	2,081,680
5.000%, 03/01/22	10,000	10,530,200
5.000%, 08/01/22	785	842,533
5.250%, 09/01/22	11,420	12,348,560
5.000%, 10/01/22	12,000	12,977,280
5.250%, 10/01/22	500	542,800
2.000%, 11/01/22	1,500	1,549,470
California State (GO) Series B
5.000%, 09/01/21	840	863,982
California State Department of Water Resources (RB)
5.000%, 12/01/21	1,000	1,041,010
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,656,212
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/21	4,005	4,169,245
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	38,082
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/21	15,855	16,049,858
5.000%, 05/01/22	11,520	12,226,406
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/21	1,050	1,080,230
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,684,385
California State Public Works Board (RB) Series B
¤ 5.250%, 10/01/24 (Pre-refunded @ $100, 10/1/21)	550	569,019

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State University Series A
5.000%, 11/01/21	1,425	$1,477,697
California State University (RB) Series A
5.000%, 11/01/22	2,700	2,931,876
Campbell Union High School District Series B
4.000%, 08/01/21	1,000	1,019,530
Carlsbad Unified School District (GO) Series A
5.000%, 08/01/21	1,160	1,188,420
Cerritos Community College District (GO) Series
4.000%, 08/01/21	1,250	1,274,413
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,228,394
Chico Unified School District (GO) Series
4.000%, 08/01/21	625	637,113
City & County of San Francisco (GO) Series
2.000%, 06/15/22	1,500	1,539,195
2.000%, 06/15/23	1,000	1,044,070
City & County of San Francisco (GO) Series D-
5.000%, 06/15/21	5,000	5,091,050
City & County of San Francisco (GO) Series R1
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,100	1,120,032
5.000%, 06/15/22	1,000	1,067,180
City of Berkeley (RN)
1.750%, 07/27/21	20,000	20,167,200
City of Campbell (GO)
3.000%, 09/01/21	1,660	1,688,220
City of Los Angeles (RN)
4.000%, 06/24/21	21,675	22,014,214
City of Los Angeles Wastewater System Revenue (RB) Series B
5.000%, 06/01/21	1,400	1,422,806
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	410,025
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/21	820	833,333
5.000%, 06/01/22	930	990,450
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,204,750
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/22	1,345	$1,460,267
¤ 5.000%, 11/01/22 (Pre-refunded @ $100, 11/1/21)	850	881,365
5.000%, 11/01/23	1,835	2,081,330
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/21)	5,690	5,899,961
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	530,660
City of Santa Rosa Wastewater Revenue (RB) Series A
5.000%, 09/01/21	1,760	1,810,037
Contra Costa Community College District (GO)
5.000%, 08/01/21	1,250	1,280,625
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	644,160
Contra Costa Community College District (GO) Series
4.000%, 08/01/21	5,220	5,321,947
Desert Community College District (GO)
3.000%, 08/01/21	7,510	7,619,346
5.000%, 08/01/21	665	681,293
4.000%, 08/01/22	800	846,792
Desert Sands Unified School District (GO)
4.000%, 08/01/21	450	458,789
East Bay Regional Park District (GO) Series A
4.000%, 09/01/21	210	214,790
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	1,104,214
El Segundo Unified School District (GO) Series
5.000%, 08/01/21	600	614,700
Fontana Unified School District (GO)
4.000%, 08/01/21	530	540,436
Fresno County (RN)
5.000%, 06/30/21	38,000	38,771,780
Fresno Unified School District (GO) Series
4.000%, 08/01/21	1,165	1,187,578

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Gavilan Joint Community College District (GO) Series A
4.000%, 08/01/21	1,500	$1,529,070
Gilroy School Facilities Financing Authority (RB) Series A-
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,364,950
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	2,084,300
Glendale Community College District (GO) Series
3.000%, 08/01/21	525	532,644
4.000%, 08/01/22	1,075	1,137,877
4.000%, 08/01/23	500	548,500
Hartnell Community College District (GO) Series
4.000%, 08/01/21	980	999,139
4.000%, 08/01/22	1,015	1,074,367
Huntington Beach City School District (GO) Series
4.000%, 08/01/21	390	397,617
4.000%, 08/01/22	180	190,528
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	608,540
Kern High School District (GO) (AGM) Series
2.000%, 08/01/22	5,295	5,446,278
Laguna Beach Unified School District (GO)
2.000%, 08/01/21	1,885	1,903,077
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series
5.000%, 08/01/21	1,550	1,587,510
5.000%, 08/01/22	1,500	1,608,525
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/21	2,390	2,436,318
Long Beach Unified School District (GO) Series B
5.000%, 08/01/21	11,115	11,387,317
5.000%, 08/01/22	11,555	12,403,715
Los Altos Elementary School District (RN)
3.000%, 07/15/21	5,000	5,066,500
Los Altos Elementary School District (GO)
4.000%, 08/01/21	1,550	1,580,271
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Community College District (GO)
5.000%, 08/01/21	2,890	$2,960,978
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	3,350	3,754,881
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	1,585	1,776,563
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,110,166
Los Angeles Community College District Series B-1
5.000%, 08/01/21	15,690	16,075,346
Los Angeles County Capital Asset Leasing Corp. (RB) Series
5.000%, 06/01/21	3,855	3,917,798
Los Angeles County Metropolitan Transportation Authority (RB)
5.000%, 07/01/21	2,470	2,520,388
¤ 5.000%, 07/01/22 (Pre-refunded @ $100, 7/1/21)	10,105	10,310,233
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	9,000	9,183,600
5.000%, 07/01/22	1,765	1,887,420
5.000%, 07/01/23	18,000	20,127,240
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/21	1,400	1,428,560
5.000%, 07/01/23	1,500	1,677,270
Los Angeles County Schools (RN) Series A-
3.000%, 02/01/21	2,200	2,200,000
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/21	1,675	1,709,304
5.000%, 07/01/22	675	722,021
Los Angeles Department of Water (RB) Series B
4.000%, 07/01/21	700	711,438
5.000%, 07/01/21	1,500	1,530,720
Los Angeles Department of Water (RB) Series C
5.000%, 07/01/21	745	760,258

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	3,750	$3,826,800
Los Angeles Department of Water & Power Power System Revenue (RB) Series D
5.000%, 07/01/21	875	892,920
Los Angeles Unified School District (GO) Series A
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/21	5,150	5,254,854
5.000%, 07/01/23	20,000	22,322,200
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	5,345	5,453,824
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,443,245
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,944,029
Los County Angeles (RN) Series A
4.000%, 06/30/21	15,000	15,242,700
Los Rios Community College District (GO) Series
4.000%, 08/01/21	8,970	9,145,184
Mammoth Unified School District (GO) Series
4.000%, 08/01/22	1,000	1,058,020
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/21	1,360	1,383,120
3.000%, 09/01/22	1,400	1,464,330
3.000%, 09/01/23	1,100	1,181,862
Manhattan Beach Unified School District (GO) Series F
4.000%, 09/01/21	500	511,405
Menifee Union School District (GO) Series
3.000%, 08/01/22	200	208,614
4.000%, 08/01/23	475	520,576
Metropolitan Water District of Southern California (RB)
5.000%, 01/01/22	700	731,458
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/21	300	306,120
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/22	475	$507,946
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	1,163,709
Milpitas Unified School District (RN)
3.000%, 06/30/21	5,000	5,061,050
Miracosta Community College District (GO) Series
2.000%, 08/01/21	14,155	14,290,746
4.000%, 08/01/22	3,270	3,461,262
Miracosta Community College District Series
4.000%, 08/01/23	2,000	2,191,360
Mount San Jacinto Community College District (GO) Series B
5.000%, 08/01/21	1,630	1,670,196
Napa Valley Unified School District (RAN)
4.000%, 02/26/21	3,000	3,008,070
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/21	310	311,231
5.000%, 03/01/22	235	247,460
New Haven Unified School District (GO) (BAM) Series B
5.000%, 08/01/21	3,100	3,175,485
North Orange County Community College District Series B
4.000%, 08/01/21	1,865	1,901,423
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,428,962
Norwalk-La Mirada Unified School District (GO) Series
4.000%, 08/01/21	1,205	1,228,353
4.000%, 08/01/22	1,000	1,058,020
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	1,720	1,846,592
Orange County Sanitation District (RB) Series A
5.000%, 02/01/24	5,295	6,069,394
Oxnard Union High School District (GO) Series
4.000%, 08/01/22	600	635,094

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palo Alto Unified School District (GO)
5.000%, 08/01/21	1,000	$1,024,500
Palomar Community College District (GO)
5.000%, 05/01/23	715	792,706
Peralta Community College District (GO) Series
5.000%, 08/01/21	9,000	9,217,800
Peralta Community College District (GO) Series A
4.000%, 08/01/23	1,515	1,658,364
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,978,781
Pittsburg Unified School District Financing Authority (RB) (AGM)
¤ 5.500%, 09/01/46 (Pre-refunded @ $100, 9/1/21)	1,065	1,098,750
Portola Valley School District (GO) Series
3.000%, 08/01/22	1,205	1,257,454
Riverside County (RN)
4.000%, 06/30/21	38,000	38,614,840
Sacramento Municipal Utility District (RB) Series X
5.000%, 08/15/21	750	769,778
¤ 5.000%, 08/15/25 (Pre-refunded @ $100, 8/15/21)	2,985	3,062,729
¤ 5.000%, 08/15/26 (Pre-refunded @ $100, 8/15/21)	6,065	6,222,933
San Diego Community College District (GO)
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/21)	26,875	27,537,737
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	8,500	9,534,025
San Diego County Regional Transportation Commission (RB) Series
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,057,220
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,347,711
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	550	$556,699
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	7,395	7,860,589
San Diego Unified School District (GO) Series
5.000%, 07/01/21	11,480	11,714,651
San Diego Unified School District (GO) Series D-
5.000%, 07/01/22	2,400	2,566,104
San Diego Unified School District (GO) Series K-
4.000%, 07/01/21	13,000	13,211,900
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,232,220
San Diego Unified School District (RN) Series A
5.000%, 06/30/21	7,820	7,979,528
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	1,390	1,421,289
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,115,488
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27 (Pre-refunded @ $100, 7/1/22)	1,000	1,068,770
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	544,043
5.000%, 06/15/23	4,345	4,842,546
San Francisco Unified School District (GO)
4.000%, 06/15/21	4,455	4,519,642
5.000%, 06/15/21	5,000	5,091,050
4.000%, 06/15/22	1,000	1,053,500
San Francisco Unified School District (GO) Series B
4.000%, 06/15/21	8,000	8,116,080
4.000%, 06/15/22	6,000	6,321,000
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,795,727

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 03/01/21)	1,175	$1,180,605
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	250	257,153
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/21	1,435	1,467,732
4.000%, 09/01/22	1,800	1,911,132
San Juan Unified School District (GO)
3.000%, 08/01/22	7,000	7,304,710
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/21	575	585,942
4.000%, 08/01/22	550	581,317
San Leandro Unified School District (GO) Series B
4.000%, 08/01/21	265	270,043
San Mateo County Community College District (GO)
4.000%, 09/01/21	1,310	1,339,881
San Mateo Union High School District (GO) Series A
4.000%, 09/01/21	810	828,476
4.000%, 09/01/22	1,660	1,762,488
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	4,920	5,016,088
Santa Ana Community Redevelopment Agency Successor Agency
¤ 6.750%, 09/01/28 (Pre-refunded @ $100, 3/1/21)	1,000	1,005,410
Santa Barbara Unified School District (RN)
3.000%, 06/30/21	6,335	6,409,119
Santa Clara Valley Transportation Authority Series A
5.000%, 06/01/21	675	685,996
Santa County Cruz (RN)
3.000%, 07/09/21	1,165	1,179,924
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
4.000%, 08/01/21	1,400	$1,427,342
Santa Monica-Malibu Unified School District
4.000%, 08/01/21	4,500	4,587,885
Santa Monica-Malibu Unified School District Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	835	936,578
Sequoia Union High School District (RN)
1.500%, 06/30/21	4,490	4,516,356
Sierra Joint Community College District
4.000%, 08/01/21	1,025	1,045,018
Simi Valley Unified School District (GO) Series
4.000%, 08/01/22	600	635,094
Sonoma County Junior College District Series
4.000%, 08/01/21	1,000	1,019,530
Southern California Public Power Authority (RB)
5.000%, 07/01/21	3,825	3,902,686
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/21	450	459,140
5.000%, 07/01/22	430	459,700
Southwestern Community College District (GO) Series B-
3.000%, 08/01/22	5,010	5,228,085
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	782,648
3.000%, 08/01/23	820	879,097
State Center Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,000	1,073,600
State of California
State of California
5.000%, 09/01/22	12,050	12,982,308
5.000%, 10/01/22	14,500	15,680,880
5.000%, 11/01/23	7,000	7,931,420

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	$7,203,284
Tustin Unified School District (GO)
¤ 6.000%, 08/01/36 (Pre-refunded @ $100, 8/1/21)	1,500	1,544,445
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	4,042,961
University of California (RB) Series BE
5.000%, 05/15/21	3,145	3,189,061
5.000%, 05/15/22	2,125	2,258,216
5.000%, 05/15/23	2,800	3,106,096
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	17,770	18,881,691
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	971,472
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Ventura County (RN)
4.000%, 06/30/21	35,300	$35,875,390
Visalia Unified School District (GO)
5.000%, 08/01/21	3,550	3,636,442
5.000%, 08/01/22	3,275	3,514,009
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/21	2,500	2,548,825
4.000%, 08/01/22	3,250	3,440,092
4.000%, 08/01/23	2,200	2,408,758
West Valley-Mission Community College District (GO) Series B
5.000%, 08/01/21	1,345	1,377,953
Western Placer Unified School District (RN)
5.000%, 06/30/21	7,000	7,143,080
TOTAL MUNICIPAL BONDS Cost ($1,000,333,165)		1,005,939,807
TOTAL INVESTMENTS — (100.0%)
(Cost $1,000,333,165)^^		$1,005,939,807

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$1,005,939,807	—	$1,005,939,807
TOTAL	—	$1,005,939,807	—	$1,005,939,807

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Albany Unified School District (GO)
4.000%, 08/01/21	240	$244,651
Anaheim Housing & Public Improvements Authority (RB)
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/01/21)	235	242,576
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/01/21)	965	996,112
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/01/21)	400	412,896
¤ 5.000%, 10/01/41 (Pre-refunded @ $100, 10/01/21)	960	990,950
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,135,238
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	992,197
Antelope Valley Union High School District (GO)
4.000%, 08/01/21	500	509,690
5.000%, 08/01/22	1,650	1,770,417
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,190,685
Azusa Unified School District (GO)
4.000%, 07/01/21	400	406,452
5.000%, 07/01/21	825	841,723
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	12,565,331
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,609,430
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Bay Area Toll Authority Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	$1,700,719
Berkeley Unified School District (GO) Series
5.000%, 08/01/23	600	673,158
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	590,868
5.000%, 08/01/28	2,540	3,388,055
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,885,139
Buena Park School District (GO) (AGM)
2.500%, 08/01/21	75	75,823
Burbank Unified School District (GO)
5.000%, 08/01/24	300	347,790
California Infrastructure & Economic Development Bank (RB) Series
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,888,030
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	3,022,175
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	8,151,260
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	293,366
California Municipal Finance Authority (RB)
¤ 5.750%, 01/01/33 (Pre-refunded @ $100, 01/01/22)	750	787,133

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 6.000%, 01/01/42 (Pre-refunded @ $100, 01/01/22)	3,905	$4,105,756
California State (GO)
5.000%, 02/01/21	700	700,000
5.000%, 04/01/21	475	478,829
California State (GO)
5.000%, 09/01/21	4,165	4,283,911
5.000%, 10/01/21	200	206,530
4.000%, 09/01/22	525	557,330
5.250%, 09/01/22	2,585	2,795,186
5.250%, 10/01/22	2,380	2,583,728
5.000%, 12/01/22	1,245	1,356,303
5.000%, 02/01/23	1,400	1,536,542
5.000%, 08/01/23	1,500	1,681,695
5.000%, 09/01/23	1,985	2,233,343
5.000%, 10/01/23	100	112,909
5.000%, 11/01/23	875	991,428
5.000%, 05/01/24	975	1,127,802
5.000%, 09/01/24	1,000	1,172,320
5.000%, 10/01/24	2,400	2,822,904
5.000%, 11/01/24	1,130	1,333,502
5.500%, 02/01/25	1,000	1,210,710
California State (GO)
5.000%, 08/01/25	8,025	9,740,985
5.000%, 09/01/25	840	1,022,818
5.000%, 10/01/25	1,000	1,221,450
5.000%, 11/01/25	4,000	4,901,000
3.000%, 03/01/26	3,000	3,417,120
California State (GO)
5.000%, 08/01/26	5,050	6,345,123
3.500%, 08/01/27	2,220	2,659,693
5.000%, 08/01/27	8,750	11,323,725
5.000%, 10/01/27	2,500	3,250,425
5.000%, 04/01/28	1,000	1,316,270
5.000%, 08/01/28	1,000	1,327,810
California State (GO)
5.000%, 10/01/28	6,750	9,000,855
5.000%, 04/01/29	5,000	6,744,200
California State (GO) Series B
California State (GO) Series B
5.000%, 09/01/21	2,760	2,838,798
5.000%, 09/01/23	2,285	2,570,876
5.000%, 08/01/25	3,000	3,641,490
5.000%, 08/01/26	1,000	1,256,460
California State Department of Water Resources (RB) Series
5.000%, 12/01/22	3,210	3,498,194
5.000%, 12/01/23	900	1,023,597
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,504,952
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	$4,473,547
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	5,452,600
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	1,618,323
5.000%, 12/01/24	1,000	1,184,390
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	5,399,800
California State Department of Water Resources (RB) Series BB
5.000%, 12/01/23	3,000	3,411,990
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	16,321
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,864,381
California State Public Works Board (RB) (ETM) Series
5.000%, 09/01/21	1,740	1,790,095
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	645,337
California State University (RB) Series
5.000%, 11/01/29	1,500	2,054,235
California State University (RB) Series A
5.000%, 11/01/25	3,015	3,698,953
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	108,588
California Statewide Communities Development Authority (RB)
¤ 6.000%, 06/01/33 (Pre-refunded @ $100, 06/01/21)	1,295	1,320,071
¤ 5.000%, 11/15/49	1,000	1,182,200

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	$179,863
Carlsbad Unified School District (GO)
5.000%, 08/01/21	230	235,635
5.000%, 08/01/24	2,035	2,380,869
Central Marin Sanitation Agency (RB)
4.000%, 09/01/21	1,425	1,457,504
Cerritos Community College District (GO) Series
5.000%, 08/01/29	400	547,572
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	966,105
4.000%, 08/01/23	1,970	2,156,933
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	352,413
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	282,925
Chino Valley Unified School District (GO) Series A
4.000%, 08/01/21	200	203,906
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,968,918
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	298,010
City & County of San Francisco (GO) Series
5.000%, 06/15/24	1,000	1,162,080
City & County of San Francisco (GO) Series D-
5.000%, 06/15/24	1,265	1,470,031
City & County of San Francisco (GO) Series R1
5.000%, 06/15/21	1,315	1,338,946
5.000%, 06/15/23	1,750	1,951,267
5.000%, 06/15/25	1,250	1,510,562
City of Grover Beach (GO)
5.000%, 09/01/23	360	405,338
City of Long Beach Harbor Revenue (RB) Series
5.000%, 05/15/28	500	645,780
5.000%, 05/15/29	375	493,414
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,832,501
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Oakland (GO) Series A
5.000%, 01/15/25	500	$594,385
City of Pacifica COP
5.000%, 01/01/24	250	285,328
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,065,000
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,160,990
5.000%, 06/01/25	350	422,667
City of San Francisco CA Public Utilities Commission Water Revenue
5.000%, 11/01/24	2,000	2,363,480
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/21	865	896,919
5.000%, 11/01/22	1,335	1,449,409
5.000%, 11/01/23	1,475	1,673,004
5.000%, 11/01/24	1,250	1,477,175
5.000%, 11/01/25	1,000	1,227,380
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,104,825
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	871,208
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,570,724
Colton Joint Unified School District (GO)
5.000%, 08/01/21	900	921,915
Conejo Valley Unified School District (GO) Series
5.000%, 08/01/21	500	511,845
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	494,708
5.000%, 03/01/24	1,250	1,430,688
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,585,450
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	546,127

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	$535,255
5.000%, 08/01/27	150	193,565
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	1,088,458
Cupertino Union School District (GO) Series B
4.000%, 08/01/21	400	407,812
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,044,660
Del Mar Union School District (GO) Series
4.000%, 08/01/28	240	303,475
Desert Sands Unified School District (GO)
5.000%, 08/01/21	3,000	3,073,500
Dublin Unified School District (GO)
5.000%, 08/01/22	875	939,269
5.000%, 08/01/23	1,665	1,868,013
East Bay Regional Park District (GO) Series A-
5.000%, 09/01/27	550	717,596
East Side Union High School District (GO)
4.000%, 08/01/21	600	611,628
East Side Union High School District (GO) Series A
3.000%, 08/01/21	575	583,286
El Rancho Unified School District (GO) (AGM)
4.000%, 08/01/21	1,285	1,308,734
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	233,354
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	317,013
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	122,562
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fontana Unified School District (GO)
4.000%, 08/01/21	1,585	$1,616,209
4.000%, 08/01/22	875	926,310
Fountain Valley Public Finance Authority (RB) Series
5.000%, 07/01/24	250	289,833
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	355,498
Fremont Union High School District (GO) Series
5.000%, 08/01/25	795	968,986
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,970,195
Grossmont Healthcare District (GO) Series
5.000%, 07/15/23	100	111,534
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	648,555
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	252,254
Hartnell Community College District (GO) Series
4.000%, 08/01/23	500	548,500
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	309,552
Kern High School District (GO) Series A
3.000%, 08/01/26	895	1,022,260
Kern High School District (GO) Series E
3.000%, 08/01/21	465	471,770
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	778,998
Liberty Union High School District (GO)
4.000%, 08/01/21	500	509,765
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	401,658
Long Beach Community College District (GO) Series
5.000%, 08/01/28	140	187,109

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	$252,288
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,644,306
Los Altos Elementary School District (GO)
4.000%, 08/01/21	720	734,062
Los Angeles Community College District (GO) Series
5.000%, 08/01/23	650	728,559
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,705,162
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	381,092
5.000%, 08/01/24	250	292,013
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,711,924
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	429,440
5.000%, 08/01/25	1,240	1,506,389
5.000%, 06/01/26	2,500	3,132,325
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,092,451
Los Angeles Community College District/CA (GO) Series
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,877,167
Los Angeles Community College District/CA (GO) Series A
¤ 5.000%, 08/01/28	3,485	4,074,348
¤ 5.000%, 08/01/31	2,355	2,753,254
Los Angeles County Metropolitan Transportation Authority (RB) Series
5.000%, 07/01/27	3,565	4,618,422
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/21	520	530,608
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/22	870	$930,343
5.000%, 07/01/23	5,000	5,590,900
5.000%, 07/01/25	1,590	1,928,590
Los Angeles County Metropolitan Transportation Authority (RB) Series A-
5.000%, 07/01/25	3,435	4,166,483
Los Angeles County Public Works Financing Authority (RB) Series
5.000%, 12/01/25	165	201,016
Los Angeles Department of Water (RB) Series A
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	4,825	5,624,261
5.000%, 07/01/25	265	321,302
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	465,302
3.000%, 07/01/26	8,425	9,692,710
5.000%, 07/01/28	750	1,000,785
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	3,700	4,477,000
5.000%, 07/01/26	1,000	1,255,030
Los Angeles Department of Water & Power Power System Revenue (RB) Series
5.000%, 07/01/26	1,665	2,089,625
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/21	1,000	1,020,480
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,818,950
Los Angeles Department of Water & Power Power System Revenue Series A
5.000%, 07/01/24	1,950	2,269,390
Los Angeles Unified School District (GO) Series
5.000%, 07/01/23	1,000	1,116,110
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,555,435

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/24	3,250	$3,779,880
5.000%, 07/01/26	2,270	2,839,202
5.000%, 07/01/27	1,500	1,932,240
5.000%, 07/01/28	1,000	1,322,400
Los Angeles Unified School District (GO) Series A-1
5.000%, 07/01/21	1,710	1,744,816
Los Angeles Unified School District (GO) Series A-2
5.000%, 07/01/21	2,600	2,652,936
Los Angeles Unified School District (GO) Series B-1
5.000%, 07/01/27	500	644,080
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	534,535
5.000%, 07/01/23	3,050	3,404,135
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	572,184
Los Rios Community College District (GO) Series F
3.000%, 08/01/21	800	811,648
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/21	450	460,296
5.000%, 08/01/22	485	518,649
Mammoth Unified School District (GO) Series
4.000%, 08/01/23	1,000	1,097,000
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	1,047,708
Manhattan Beach Unified School District (GO) Series C
3.500%, 09/01/21	1,185	1,208,593
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	690,327
Menlo Park City School District (GO)
4.000%, 07/01/23	500	546,655
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,923,933
5.000%, 07/01/25	200	242,590
Moreland School District (GO) Series B
5.000%, 08/01/21	500	512,175
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Morongo Unified School District (GO)
3.000%, 08/01/22	480	$500,674
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	116,500
5.000%, 08/01/25	80	96,826
5.000%, 08/01/26	220	275,194
5.000%, 08/01/27	120	154,496
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	878,680
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	681,204
4.000%, 08/01/25	400	468,672
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	381,397
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,415,013
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,646,225
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	265,500
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,947,088
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	471,166
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,596,825
5.000%, 08/01/24	900	1,037,943
5.000%, 08/01/26	575	707,285
Oakland Unified School District/Alameda County (GO) Series
4.000%, 08/01/22	350	367,388
4.000%, 08/01/24	500	559,345
5.000%, 08/01/25	540	645,289
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/22	3,000	3,193,650
5.000%, 08/01/25	750	896,235

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	$1,931,727
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	615,030
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	334,500
5.000%, 08/01/24	1,125	1,303,796
5.000%, 08/01/25	1,250	1,502,975
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,361,458
Oxnard Union High School District (GO)
4.000%, 08/01/21	320	326,250
4.000%, 08/01/22	500	529,245
Palomar Community College District (GO)
5.000%, 05/01/21	965	976,754
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	168,089
Palos Verdes Peninsula Unified School District (GO) Series B
5.000%, 11/01/21	250	259,205
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	932,608
Peralta Community College District (GO) Series E-
5.000%, 08/01/25	1,500	1,814,745
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,286,020
Plumas Unified School District (GO) (AGM)
5.250%, 08/01/21	800	819,984
Redlands Financing Authority (RB) Series
5.000%, 09/01/22	1,290	1,389,807
Redlands Unified School District (GO)
5.000%, 07/01/26	300	377,430
5.000%, 07/01/27	500	648,485
Redwood City School District (GO)
5.000%, 08/01/27	50	65,005
5.000%, 08/01/28	85	113,602
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Reed Union School District (GO)
4.000%, 08/01/27	460	$569,163
Regents of the University of California Medical Center Pooled Revenue (RB) Series
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	555,200
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	747,787
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	1,100	1,282,809
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,185,650
5.000%, 12/01/25	1,000	1,232,300
5.000%, 12/01/26	300	382,173
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	564,475
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	9,020,975
5.000%, 08/15/26	1,000	1,257,330
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,075,190
5.000%, 08/15/24	1,895	2,216,885
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	499,154
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,519,466
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,608,250
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,087,646
San Diego County Water Authority Financing Corp. (RB)
5.000%, 05/01/21	310	313,776

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	$1,230,161
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	744,072
5.000%, 05/15/23	2,070	2,300,329
San Diego Unified School District (GO) Series C-
5.000%, 07/01/29	895	1,212,331
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	334,833
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	137,515
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/21	4,270	4,366,118
5.500%, 07/01/25	2,550	3,144,022
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,968,160
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	224,210
5.500%, 07/01/25	445	547,559
San Diego Unified School District/CA (GO) Series R-4
5.000%, 07/01/24	1,000	1,163,040
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	549,746
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,220,612
5.000%, 08/01/25	1,000	1,214,330
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	446,700
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series D
¤ 5.000%, 05/01/23 (Pre-refunded @ $100, 05/03/21)	875	885,990
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	$2,208,172
5.000%, 06/15/23	3,775	4,207,275
San Francisco Community College District (GO)
5.000%, 06/15/24	2,720	3,157,866
5.000%, 06/15/25	805	970,460
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,058,200
San Francisco Unified School District (GO)
5.000%, 06/15/21	230	234,188
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,995,058
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,621,285
San Francisco Unified School District
4.000%, 06/15/24	12,000	13,524,720
San Francisco Unified School District Series B
4.000%, 06/15/24	4,000	4,508,240
San Joaquin County Transportation Authority (RB) Series A
¤ 6.000%, 03/01/36 (Pre-refunded @ $100, 03/01/21)	335	336,598
San Jose Evergreen Community College District (GO)
5.000%, 09/01/21	1,750	1,800,067
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	110,018
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	1,544,424
5.000%, 08/01/22	800	858,760
San Juan Unified School District (GO)
3.000%, 08/01/24	2,610	2,864,788
3.000%, 08/01/25	1,475	1,657,752
3.000%, 08/01/26	3,135	3,595,469
San Juan Water District (RB)
5.000%, 02/01/26	500	620,270
San Leandro Unified School District (GO) (BAM) Series
4.000%, 08/01/24	200	225,594

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 08/01/25	125	$145,163
San Lorenzo Unified School District (GO)
5.000%, 08/01/21	265	271,453
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	587,124
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	536,476
San Ramon Valley Unified School District (GO)
4.000%, 08/01/21	1,600	1,631,248
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	423,966
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,164,530
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,135,296
5.000%, 08/01/27	3,405	4,426,840
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	756,820
Santa Monica Community College District (GO) Series A
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	670,906
5.000%, 08/01/26	105	132,451
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,134,240
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	291,494
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	608,920
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,490,642
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	$6,885,835
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	990,846
3.000%, 08/01/25	200	225,642
4.000%, 08/01/26	245	295,671
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	269,909
State of California (GO)
5.000%, 10/01/25	5,000	6,107,250
5.000%, 04/01/29	2,000	2,697,680
Stockton Public Financing Authority (RB) Series A-REMK
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,323,640
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	733,656
Sylvan Union School District (GO) Series
5.000%, 08/01/26	405	510,883
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	499,134
Tustin Unified School District (GO) Series B
¤ 5.250%, 08/01/31 (Pre-refunded @ $100, 08/01/21)	415	425,749
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,188,070
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	443,672
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,392,173
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 05/15/22)	305	324,081
Upland Unified School District (GO) Series A
5.000%, 08/01/21	500	512,175

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Upper Santa Clara Valley Joint Powers Authority (RB) (ETM) Series A
4.000%, 08/01/21	1,125	$1,146,859
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	392,490
5.000%, 08/01/24	300	350,415
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	117,159
West Contra Costa Unified School District (GO)
5.000%, 08/01/21	430	440,320
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	1,269,028
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	624,978
5.000%, 08/01/26	545	675,359
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 08/01/27	575	$730,607
West Covina Unified School District (GO) (AGM)
5.000%, 08/01/21	385	394,433
West Valley-Mission Community College District (GO) Series
5.000%, 08/01/29	135	185,208
Westside Union School District (GO) Series A
3.000%, 08/01/21	300	304,323
4.000%, 08/01/23	700	766,612
Windsor Unified School District (GO)
4.000%, 08/01/26	105	126,716
Yuba Community College District (GO) Series B
4.000%, 08/01/21	355	361,933
TOTAL MUNICIPAL BONDS Cost ($568,301,066)		590,600,279
TOTAL INVESTMENTS — (100.0%)
(Cost $568,301,066)^^		$590,600,279

Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$590,600,279	—	$590,600,279
TOTAL	—	$590,600,279	—	$590,600,279

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Albany County (GO)
5.000%, 06/01/21	370	$375,938
Albany County (GO) Series A
5.000%, 09/15/21	740	762,259
Albany County (GO) Series B
5.000%, 09/15/21	350	360,528
Amityville Union Free School District (BAN) (ST AID WITHHLDG)
4.000%, 06/18/21	2,000	2,028,500
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	304,651
Bedford Central School District (GO)
3.000%, 07/01/22	500	520,480
Bethlehem Central School District (BAN) (ST AID WITHHLDG) Series A
1.500%, 06/29/21	1,500	1,507,815
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	637,086
Bronxville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/21	700	721,322
Chappaqua Central School District (GO) (ST AID WITHHLDG)
5.000%, 01/15/22	475	497,206
City of Ithaca (GO) Series A
3.000%, 02/15/21	225	225,236
City of Middletown (BAN)
1.500%, 08/26/21	1,500	1,511,520
City of New York (GO) Series
5.000%, 08/01/21	715	732,446
5.000%, 08/01/22	310	331,942
City of New York (GO) Series A
5.000%, 08/01/23	1,200	1,341,192
5.000%, 08/01/24	620	720,651
5.000%, 08/01/25	220	265,615
City of New York (GO) Series B
5.000%, 08/01/21	1,690	1,731,236
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series C
5.000%, 08/01/21	300	$307,320
City of New York (GO) Series E
5.000%, 08/01/21	625	640,250
5.000%, 08/01/23	1,000	1,117,660
City of New York (GO) Series F
5.000%, 08/01/21	300	307,320
City of New York (GO) Series F-
5.000%, 06/01/21	300	304,866
City of New York (GO) Series I-
5.000%, 03/01/22	265	278,663
City of New York (GO) (ETM) Series B
5.000%, 08/01/21	185	189,505
City of New York (GO) Series E
5.000%, 08/01/21	350	358,540
City of New York NY Series A
5.000%, 08/01/22	1,020	1,092,196
City of Rochester (GO) Series
4.000%, 02/15/21	1,080	1,081,480
City of Rochester (GO) Series I
4.000%, 10/15/21	675	693,002
Corning City School District (BAN) Series A
1.500%, 06/16/21	1,000	1,004,830
Corning City School District (BAN) Series B
1.500%, 06/29/21	1,000	1,005,300
Dutchess County (GO)
4.000%, 10/01/21	850	871,420
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	548,105
Garden City Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/21	390	401,134
Grand Island Central School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/21	500	520,420

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	$1,049,698
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	208,742
3.000%, 08/15/23	360	385,200
Herricks Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 06/15/21	150	152,172
Herricks Union Free School District (GO) (ST AID WIHTHHLDG)
5.000%, 08/01/21	130	133,179
5.000%, 08/01/22	430	461,515
Hicksville Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/21	475	495,306
Hilton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	450	453,105
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	656,740
Island Trees Union Free School District (BAN) (ST AID WITHHLDG)
2.500%, 05/28/21	1,750	1,763,405
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/21	705	716,463
5.000%, 06/01/22	360	383,450
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	204,966
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	355,585
Longwood Central School District Suffolk County (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	1,195	1,203,473
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	400	407,268
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 06/15/22	230	$245,419
Metropolitan Transportation Authority (RB) (ETM) Series A
5.000%, 11/15/21	145	150,617
Middle Country Central School District (GO) (ST AID WITHHLDG)
2.000%, 08/15/21	500	505,145
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	765,861
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	152,021
Monroe County Industrial Development Corp. (RB) Series B
¤ 5.000%, 07/01/41 (Pre-refunded @ $100, 7/1/21)	415	423,499
Nassau County Interim Finance Authority (RB) Series A
5.000%, 11/15/21	505	524,316
New Hartford Central School District (GO) (AGM ST AID WITHHLDG)
2.125%, 06/15/21	250	251,843
New York State (GO) Series
5.000%, 03/15/22	160	168,770
5.000%, 03/01/23	2,000	2,201,880
New York State (GO) Series C
5.000%, 04/15/22	825	873,576
New York State Dormitory Authority (RB) (ST AID WITHHLDG)
¤ 5.000%, 10/01/23 (Pre-refunded @ $100, 10/1/21)	2,000	2,065,700
New York State Dormitory Authority (RB)
5.000%, 02/15/22	235	246,922
New York State Dormitory Authority (RB) Series
5.000%, 12/15/21	150	156,399
5.000%, 03/15/22	1,475	1,555,845
5.000%, 03/15/23	650	716,833

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/21	1,685	$1,694,959
5.000%, 10/01/21	770	795,087
5.000%, 10/01/22	475	513,603
4.000%, 12/15/22	100	107,263
5.000%, 12/15/22	500	545,650
5.000%, 03/15/23	900	992,538
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,135	1,247,853
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	588,148
New York State Dormitory Authority (RB) Series B
5.000%, 03/15/21	310	311,832
New York State Dormitory Authority (RB) Series B-GRP A
5.000%, 02/15/22	1,000	1,050,730
5.000%, 02/15/24	455	521,212
5.000%, 02/15/25	550	654,742
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/21	1,245	1,247,229
5.000%, 02/15/24	300	343,656
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/21	900	901,611
5.000%, 03/15/21	3,240	3,259,148
New York State Thruway Authority Series I-
¤ 5.000%, 01/01/24	500	522,470
New York State Urban Development Corp. (RB)
5.000%, 03/15/21	500	502,955
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/21	550	553,250
5.000%, 03/15/22	760	801,656
5.000%, 03/15/25	1,200	1,434,180
New York State Urban Development Corp. (RB) Series A-
5.000%, 03/15/21	800	804,728
New York State Urban Development Corp. (RB) Series A-1
5.000%, 03/15/21	360	362,128
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series E GROUP 1
5.000%, 03/15/23	2,000	$2,206,100
New York State Urban Development Corp. Series
5.000%, 03/15/22	1,080	1,139,195
New York State Urban Development Corp.(RB)
5.000%, 03/15/22	100	105,481
Niagara County (GO)
2.000%, 12/01/21	250	253,880
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	295,058
2.000%, 12/15/23	550	577,698
North Tonawanda City School District (GO) (ST AID WITHHLDG)
4.000%, 09/15/21	650	665,567
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	546,109
Onondaga County (GO)
4.000%, 05/01/22	590	618,214
5.000%, 06/01/22	700	745,010
Onondaga County Trust for Cultural Resources (RB)
¤ 5.000%, 12/01/29 (Pre-refunded @ $100, 12/1/21)	1,135	1,181,353
Orange County (GO)
3.000%, 08/15/21	830	842,989
Orange County (GO) Series
5.000%, 03/15/21	325	326,908
Pelham Union Free School District (GO) (ST AID WITHHLDG) Series
5.000%, 11/01/21	625	647,962
Pittsford Central School District (GO) (ST AID WITHHLDG)
4.000%, 10/01/21	1,225	1,256,862
Port Washington Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/21	135	136,959
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	123,906
2.000%, 10/15/22	280	289,050

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Schenectady County (GO)
5.000%, 06/15/25	140	$169,114
Schenectady County (GO) Series B
3.000%, 12/15/21	470	480,509
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	626,981
Smithtown Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	295	305,195
Spackenkill Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/21	665	685,043
Spencerport Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/21	500	503,450
Suffern Central School District (GO) (ST AID WITHHLDG)
5.000%, 10/15/21	215	222,430
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	263,340
Town of Amherst (BAN) Series A
2.000%, 11/05/21	1,000	1,014,140
Town of Babylon (GO)
4.000%, 08/15/21	865	883,174
4.000%, 08/15/22	445	471,633
3.000%, 07/01/25	375	421,702
Town of Babylon (GO) Series A
5.000%, 11/01/21	790	819,025
Town of Bedford (GO) Series A
3.000%, 03/15/21	455	456,588
3.000%, 03/15/25	330	368,495
Town of Brookhaven (GO) Series
3.000%, 03/15/22	650	671,157
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	555,890
Town of Carmel (BAN)
1.500%, 10/01/21	800	807,304
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	296,675
Town of Clarence (GO)
2.000%, 08/01/21	250	252,323
2.250%, 08/01/24	210	224,482
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of East Hampton (GO) Series
5.000%, 08/15/21	580	$595,295
5.000%, 08/15/22	600	645,114
Town of Eastchester (GO)
2.500%, 07/15/22	330	341,494
Town of Hempstead (GO)
5.000%, 04/15/21	270	272,687
Town of Hempstead (GO) Series A
5.000%, 06/15/21	750	763,597
Town of Hempstead (GO) Series B
5.000%, 09/15/21	2,250	2,318,400
Town of Huntington (GO)
2.000%, 12/01/23	220	230,998
Town of Islip (GO) Series A
5.000%, 03/01/22	500	526,510
Town of North Hempstead (GO) Series A
3.000%, 04/01/24	425	463,127
Town of North Hempstead (BAN) Series C
1.500%, 09/24/21	2,000	2,017,860
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 01/01/22	190	198,430
¤ 5.000%, 01/01/25 (Pre-refunded @ $100, 1/1/22)	500	522,470
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/22)	945	987,468
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	526,851
Tuckahoe Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/21	230	235,069
Ulster County (GO)
2.000%, 11/15/22	240	247,219
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	530,491
Village of Croton-On-Hudson (GO) Series A
3.000%, 04/01/21	300	301,371
Village of Farmingdale (GO)
3.000%, 07/15/21	215	217,842
Village of Garden City (GO) Series B
2.000%, 10/15/21	340	344,587
2.000%, 10/15/22	470	483,724
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,171,085

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	$257,745
West Islip Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/21	385	391,922
Yorktown Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/01/21	400	403,176
TOTAL MUNICIPAL BONDS Cost ($101,213,765)		102,540,658
TOTAL INVESTMENTS — (100.0%)
(Cost $101,213,765)^^		$102,540,658
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$102,540,658	—	$102,540,658
TOTAL	—	$102,540,658	—	$102,540,658

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (98.8%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	1,534,035	$20,433,345
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	1,323,463	13,631,667
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	92,726	2,747,481
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	98,600	2,747,011
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	53,325	1,318,187
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	36,267	891,803
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	45,757	660,269
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $38,266,396)		$42,429,763

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $526,401)	526,401	526,401
TOTAL INVESTMENTS — (100.0%) (Cost $38,792,797)^^		$42,956,164
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$42,429,763	—	—	$42,429,763
Temporary Cash Investments	526,401	—	—	526,401
TOTAL	$42,956,164	—	—	$42,956,164

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	761,837	$21,224,771
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	716,204	21,221,113
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	414,446	10,245,097
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	283,106	6,961,587
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	354,800	5,119,769
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	398,716	3,967,224
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	360,657	3,967,224
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $53,648,848)		$72,706,785

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $60,490)	60,490	60,490
TOTAL INVESTMENTS — (100.0%) (Cost $53,709,338)^^		$72,767,275
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$72,706,785	—	—	$72,706,785
Temporary Cash Investments	60,490	—	—	60,490
TOTAL	$72,767,275	—	—	$72,767,275

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2021
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	631,057	$17,581,253
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	592,048	17,542,390
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group Inc.	340,604	8,419,720
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	234,511	5,766,635
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	292,910	4,226,685
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	145,556	1,448,282
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	131,662	1,448,282
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $40,148,057)		$56,433,247

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.030% (Cost $55,059)	55,059	55,059
TOTAL INVESTMENTS — (100.0%) (Cost $40,203,116)^^		$56,488,306
Summary of the Portfolio's investments as of January 31, 2021, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$56,433,247	—	—	$56,433,247
Temporary Cash Investments	55,059	—	—	55,059
TOTAL	$56,488,306	—	—	$56,488,306

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2021, the Fund consisted of one hundred and six operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Tax-Managed U.S. Marketwide Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, Tax Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, Tax-Managed DFA International Value Portfolio, T.A. World ex U.S. Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International

Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio and DFA Oregon Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2021, the DFA Commodity Strategy Portfolio held $261,643,530 in the Subsidiary, representing 21.82% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2021, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$399,902
U.S. Large Cap Value Portfolio	14,189,072
U.S. Targeted Value Portfolio	8,764,788
U.S. Small Cap Value Portfolio	9,944,923
U.S. Core Equity 1 Portfolio	14,337,841
U.S. Core Equity 2 Portfolio	15,395,435
U.S. Vector Equity Portfolio	2,509,703
U.S. Small Cap Portfolio	10,917,407
U.S. Micro Cap Portfolio	4,372,388
DFA Real Estate Securities Portfolio	6,413,915
Large Cap International Portfolio	4,027,115
International Core Equity Portfolio	24,997,029
International Small Company Portfolio	9,718,542
Global Small Company Portfolio	44,922
Japanese Small Company Portfolio	427,105
Asia Pacific Small Company Portfolio	400,262
United Kingdom Small Company Portfolio	23,054
Continental Small Company Portfolio	523,070
DFA International Real Estate Securities Portfolio	5,928,498
DFA Global Real Estate Securities Portfolio	7,894,490
DFA International Small Cap Value Portfolio	10,746,029
International Vector Equity Portfolio	2,725,248
World ex U.S. Value Portfolio	238,129
World ex U.S. Targeted Value Portfolio	595,126
World ex U.S. Core Equity Portfolio	3,152,645
Selectively Hedged Global Equity Portfolio	212,295
Emerging Markets Portfolio	3,615,186
Emerging Markets Small Cap Portfolio	4,493,116

Federal Tax Cost
Emerging Markets Value Portfolio	$12,191,785
Emerging Markets Core Equity Portfolio	20,259,831
U.S. Large Cap Equity Portfolio	1,167,350
DFA Commodity Strategy Portfolio	2,296,601
DFA One-Year Fixed Income Portfolio	6,705,566
DFA Two-Year Global Fixed Income Portfolio	5,388,181
DFA Selectively Hedged Global Fixed Income Portfolio	1,127,795
DFA Short-Term Government Portfolio	2,140,297
DFA Five-Year Global Fixed Income Portfolio	12,797,168
DFA World ex U.S. Government Fixed Income Portfolio	1,744,018
DFA Intermediate Government Fixed Income Portfolio	5,663,911
DFA Short-Term Extended Quality Portfolio	6,408,895
DFA Intermediate-Term Extended Quality Portfolio	2,131,034
DFA Targeted Credit Portfolio	818,176
DFA Investment Grade Portfolio	11,726,486
DFA Inflation-Protected Securities Portfolio	5,557,186
DFA Short-Term Municipal Bond Portfolio	2,441,514
DFA Intermediate-Term Municipal Bond Portfolio	2,003,158
DFA Selective State Municipal Bond Portfolio	112,466
DFA California Short-Term Municipal Bond Portfolio	1,000,333
DFA California Intermediate-Term Municipal Bond Portfolio	567,721
DFA NY Municipal Bond Portfolio	101,214
Dimensional Retirement Income Fund	35,661
Dimensional 2045 Target Date Retirement Income Fund	54,386
Dimensional 2050 Target Date Retirement Income Fund	40,907
Dimensional 2055 Target Date Retirement Income Fund	22,924
Dimensional 2060 Target Date Retirement Income Fund	21,746
Dimensional 2065 Target Date Retirement Income Fund	1,185
Dimensional 2010 Target Date Retirement Income Fund	16,950
Dimensional 2015 Target Date Retirement Income Fund	33,313
Dimensional 2020 Target Date Retirement Income Fund	107,831
Dimensional 2025 Target Date Retirement Income Fund	131,455
Dimensional 2030 Target Date Retirement Income Fund	125,350
Dimensional 2035 Target Date Retirement Income Fund	102,793
Dimensional 2040 Target Date Retirement Income Fund	79,327
DFA Short-Duration Real Return Portfolio	1,386,366
DFA Municipal Real Return Portfolio	831,267
DFA Municipal Bond Portfolio	529,111
World Core Equity Portfolio	649,959
DFA LTIP Portfolio	267,344
U.S. Social Core Equity 2 Portfolio	876,934
U.S. Sustainability Core 1 Portfolio	2,574,217
U.S. Sustainability Targeted Value Portfolio	—
International Sustainability Core 1 Portfolio	2,147,780
International Social Core Equity Portfolio	1,263,866
Global Social Core Equity Portfolio	78,689
Emerging Markets Social Core Equity Portfolio	1,192,066
Tax-Managed U.S. Marketwide Value Portfolio	2,320,928

Federal Tax Cost
Tax-Managed U.S. Equity Portfolio	$1,678,414
Tax-Managed U.S. Targeted Value Portfolio	3,008,904
Tax-Managed U.S. Small Cap Portfolio	1,901,963
T.A. U.S. Core Equity 2 Portfolio	5,258,386
Tax-Managed DFA International Value Portfolio	2,599,084
T.A. World ex U.S. Core Equity Portfolio	2,996,184
VA U.S. Targeted Value Portfolio	387,917
VA U.S. Large Value Portfolio	402,071
VA International Value Portfolio	360,830
VA International Small Portfolio	262,691
VA Short-Term Fixed Portfolio	346,528
VA Global Bond Portfolio	403,232
VIT Inflation-Protected Securities Portfolio	208,279
VA Global Moderate Allocation Portfolio	125,857
U.S. Large Cap Growth Portfolio	1,372,822
U.S. Small Cap Growth Portfolio	641,362
International Large Cap Growth Portfolio	471,978
International Small Cap Growth Portfolio	191,836
DFA Social Fixed Income Portfolio	417,268
DFA Diversified Fixed Income Portfolio	1,755,395
U.S. High Relative Profitability Portfolio	3,812,101
International High Relative Profitability Portfolio	1,566,352
VA Equity Allocation Portfolio	78,541
DFA MN Municipal Bond Portfolio	36,526
DFA California Municipal Real Return Portfolio	160,295
DFA Global Core Plus Fixed Income Portfolio	2,415,963
Emerging Markets Sustainability Core 1 Portfolio	657,286
Emerging Markets Targeted Value Portfolio	175,688
DFA Global Sustainability Fixed Income Portfolio	642,738
DFA Oregon Municipal Bond Portfolio	42,765
RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2017-08 which changes the amortization period for a callable debt security from the maturity date to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. The Fund's adoption of ASU 2017-08 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020 and management has concluded that the change in accounting principle does not materially impact the financial statement amounts.
In August 2018, the FASB issued ASU No. 2018-13, “Fair Value Measurements” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. ASU 2018-13 does not change fair value measurements already required or permitted by existing standards. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Portfolios' early adoption of all of the ASU 2018-13 disclosure requirements are reflected within these financial statements prepared as of October 31, 2020.
On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced the intention to phase out the use of London Interbank Offered Rate (“LIBOR”) by the end of 2021. In the interim, there remains uncertainty regarding the impact the transition to replacement rates may have on the value of LIBOR-based investments. In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the LIBOR and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. At this time, management is evaluating implications of these changes on the financial statements.
CORONAVIRUS (COVID-19) PANDEMIC
The continued worldwide spread of novel coronavirus (COVID-19) and its impact on international business operations, supply chains, travel, commodity prices, consumer confidence and business forecasts, and the associated impact on domestic and international equity markets and fixed income yields, has caused uncertainty for the global economy and financial markets. If market expectations regarding the impact of COVID-19 worsen, or if expected returns change because investors demand higher returns to invest in these uncertain times, there may be a detrimental impact on returns in the near term.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio have been named as defendants in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "District Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune’s subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by the trustee of a litigation trust (the “Trustee”) to whom Tribune’s committee of unsecured creditors assigned claims (the “Committee Action,” and with the Individual Creditor Actions, collectively referred to as the “Tribune Lawsuits”). The Tribune Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO.
On September 23, 2013, the District Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lacked standing to pursue their claims. The parties appealed the District Court’s dismissal order to the United States Court of Appeals for the Second Circuit (the “Second Circuit”), and on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs filed a petition for certiorari with the Supreme Court of the United States (the Supreme Court ), seeking review of the Second Circuit’s ruling. Thereafter, the individual creditor plaintiffs moved the Second Circuit to review its prior ruling in light of the Supreme Court’s decision in MERIT MANAGEMENT GROUP, LP v. FTI CONSULTING, INC., 138 S.Ct. 883 (2018) (“Merit Mgmt.”), which addressed the scope of the Bankruptcy Code’s safe harbor for securities transactions. The Second Circuit agreed to review the matter and withdrew its mandate with respect to the affirmance of the dismissal order. Consequently, the Supreme Court dismissed the individual creditor plaintiffs’ petition for certiorari. On December 19, 2019, the Second Circuit again affirmed the District Court’s dismissal of the Individual Creditor Actions on the grounds that the individual creditor plaintiffs’ claims are preempted and barred by the Bankruptcy Code’s safe harbor for securities transactions. The individual creditor plaintiffs moved the Second Circuit for rehearing, which the Second Circuit denied. The individual creditor plaintiffs recently filed a second petition for certiorari with the Supreme Court, which is pending.
On January 6, 2017, the District Court granted the shareholder defendants’ motion to dismiss the claims against them in the Committee Action. The Trustee moved for leave from the District Court to file an amended complaint to assert new constructive fraudulent transfer claims against the shareholder defendants in light of the Merit Mgmt. decision. The District Court denied the motion, ruling that the proposed amendment would unduly prejudice the shareholder defendants and would be futile because the Trustee’s proposed constructive fraudulent transfer claims would be barred by the Bankruptcy Code’s safe harbor for securities transactions, notwithstanding the Merit Mgmt. decision. The Trustee appealed the District Court’s dismissal order and order denying the Trustee’s motion for leave to amend to the Second Circuit. The Second Circuit held oral argument on August 24, 2020, and the parties await the Second Circuit's ruling.
Litigation counsel to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio in the Tribune Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Tribune Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio arising from the Tribune Lawsuits. Until The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio can do so, no reduction of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will be made relating to the Tribune Lawsuits. However, even if the plaintiffs in the Tribune Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio at this time.
The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio also cannot quantify the cost of the Tribune Lawsuits that could potentially be deducted from their respective net asset values. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio will pay or receive, as the case may be, a price based on the respective net asset values of The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio, with no adjustment relating to the Tribune Lawsuits. The attorneys’ fees and costs relating to the Tribune Lawsuits will be borne by The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series , The Tax-Managed U.S. Marketwide Value Series and VA U.S. Large Value Portfolio.
SUBSEQUENT EVENT EVALUATIONS
As described in a November 2, 2020 Supplement to the Portfolios’ Prospectuses, effective February 28, 2021, the Advisor will reduce its investment management fees for certain Portfolios. Please refer to the Portfolios’ Prospectuses for additional information regarding fees and expenses of the Portfolios.
On November 12, 2020, President Trump issued an Executive Order titled "Addressing the Threat from Securities Investments that Finance Communist Chinese Military Companies” (the “Order”). The Order prohibits U.S. entities from participating in certain types of transactions involving securities of Chinese companies known to be associated with the Chinese military. Management is currently evaluating the Order’s effect on the Portfolios.